As filed with the Securities and Exchange Commission on November 4, 1998

                                             1933 Act Registration No.  33-87244
                                             1940 Act Registration No.  811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
                                      -----
         Post-Effective Amendment No.   16                             [X]
                                      -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    17                                           [X]
                        -----
JNL SERIES TRUST
         (Exact Name of Registrant as Specified in Charter)

5901 Executive Drive, Lansing, Michigan              48911
         (Address of Principal Executive Offices)    (Zip Code)

Registrant's Telephone Number, including Area Code:  (517) 394-3400

Thomas J. Meyer, Esq.                       with a copy to:
JNL Series Trust
Vice President & Counsel                    Blazzard, Grodd & Hasenauer P.C.
5901 Executive Drive                        P.O. Box 5108
Lansing, Michigan  48911                    Westport, Connecticut  06881
         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
-----
         on (date) pursuant to paragraph (b)
-----
         60 days after filing pursuant to paragraph (a)(1)
-----
         on July 1, 1998  pursuant  to  paragraph  (a)(1)
-----
  X      75 days  after  filing pursuant to paragraph  (a)(2)
-----
         on (date) pursuant to paragraph (a)(2) of Rule 485
-----
         This  post-effective  amendment  designates a new effective  date for a
-----    previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

                                JNL SERIES TRUST

                              CROSS-REFERENCE SHEET
                            (as required by Rule 495)

                                        Caption in Prospectus or Statement of
                                        Additional Information relating to each
N-1A Item No.                           Series
-------------                           ---------------------------------------

Part A                                  Prospectus
------                                  ----------

Item 1.   Cover Page                    Front Cover Page

Item 2.   Synopsis                      Trust Expenses

Item 3.   Financial Highlights          Financial Highlights; Performance
                                        Advertising for the Series

Item 4.   General Description of
          Registrant                    Front Cover Page; Investment Objectives
                                        and Policies; Common Types of Securities and Management Practices

Item 5.   Management of the Fund        Management of the Trust

Item 5A   Management's Discussion
          of Fund Performance           Not Applicable

Item 6.   Capital Stock and Other       Additional Information;
          Securities                    Performance Advertising for the Series

Item 7.   Purchase of Securities        Investment in Trust Shares;
          Being Offered                 Share Redemption

Item 8.   Redemption or Repurchase      Share Redemption

Item 9.   Pending Legal Proceedings     Not Applicable

Part B                                  Statement of Additional Information
------                                  -----------------------------------

Item 10.   Cover Page                   Front Cover Page

Item 11.   Table of Contents            Table of Contents

Item 12.   General Information and
           History                      General Information and History

Item 13.   Investment Objectives        Investment Restrictions Applicable to
           and Policies                 All Series; Common Types of Securities

Item 14.   Management of the Fund       Trustees and Officers of the Trust

Item 15.   Control Persons and
           Principal Holders of
           Securities                   Trustees and Officers of the Trust

Item 16.   Investment Advisory and
           Other Services               Investment Adviser and Other Services

Item 17.   Brokerage Allocation and
           Other Practices              Investment Adviser and Other Services

Item 18.   Capital Stock and Other
           Securities                   Additional Information

Item 19.   Purchase, Redemption and
           Pricing of Securities
           Being Offered                Purchases, Redemptions and Pricing of
                                        Shares

Item 20.   Tax Status                   Tax Status

Item 21.   Underwriters                 Not Applicable

Item 22.   Calculation of Performance
           Data                         Performance

Item 23. Financial Statements           Financial Statements

Part C
------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

                               JNL(R) SERIES TRUST

                                 JANUARY 4, 1999

582


PROSPECTUS
January 4, 1999


JNL(R) SERIES TRUST

5901 Executive Drive o Lansing, Michigan 48911


    This Prospectus provides you with the basic information you should know before investing in the JNL Series Trust ("Trust"). You should read it and keep it for future reference. A Statement of Additional Information, dated January 4, 1999, has been filed with the Securities and Exchange Commission. You can obtain a copy without charge by calling (800) 766-4683, or writing the JNL Series Trust Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The Trust is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust currently offers shares in separate Series, each with its own investment objective. The shares of the Trust are sold to life insurance company separate accounts to fund the benefits of variable annuity policies.

    As a result of the market risk inherent in any investment, there is no assurance that the investment objective of any of the Series will be realized. Investments in a Series are neither insured nor guaranteed by the U.S. Government or any other entity or person, and there can be no assurance that the PPM America/JNL Money Market Series will be able to maintain a stable net asset value of $1.00 per share.

    JNL/ALGER GROWTH SERIES seeks as its investment objective long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total marker capitalization of $1 billion or greater.

    JNL/ALLIANCE GROWTH SERIES seeks as its investment objective long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics which demonstrate the potential for appreciation.

    JNL/EAGLE CORE EQUITY SERIES seeks as its investment objective long-term capital appreciation and, secondarily, current income by investing primarily in a diversified portfolio of common stocks which the sub-adviser believes offers above-average potential for long-term capital appreciation.

    JNL/EAGLE SMALLCAP EQUITY SERIES seeks as its investment objective long-term capital appreciation by investing primarily in equity securities of smaller companies which the sub-adviser believes offer potential for rapid growth.


    JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES seeks as its investment objective to provide high total return from a broadly diversified portfolio of equity securities.

    JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES seeks as its investment objective to provide high total return by investing in a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

    JNL/JANUS AGGRESSIVE GROWTH SERIES seeks as its investment objective long-term growth of capital by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies.

    JNL/JANUS CAPITAL GROWTH SERIES is a non-diversified Series that seeks as its investment objective long-term growth of capital by emphasizing investments in common stocks of medium-sized companies. Although the Series expects to emphasize such securities, it may also invest in smaller or larger companies.

    JNL/JANUS GLOBAL EQUITIES SERIES seeks as its investment objective long-term growth of capital by investing primarily in common stocks of foreign and domestic issuers of any size. This Series normally invests in issuers from at least five divergent countries including the United States.


    JNL/PIMCO TOTAL RETURN BOND SERIES seeks as its investment objective to realize maximum total return, consistent with preservation of capital and prudent investment management through investment in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the sub-adviser's forecast for interest rates.

    JNL/PUTNAM GROWTH SERIES seeks as its investment objective long-term growth of capital. Since income is not an objective, any income generated by the investment of this Series' assets will be incidental to its objective. It is intended that this Series will invest primarily in the common stocks of companies believed by the sub-adviser to have opportunity for capital growth.

    JNL/PUTNAM VALUE EQUITY SERIES seeks as its investment objective capital growth, with income as a secondary objective by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying asset value or earnings potential at the time of purchase.

    JNL/S&P CONSERVATIVE GROWTH SERIES I is a non-diversified Series that seeks as its investment objective capital growth and current income by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P MODERATE GROWTH SERIES I is a non-diversified Series that seeks as its investment objective capital growth. Current income is a secondary objective. The Series seeks to achieve its objectives by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P AGGRESSIVE GROWTH SERIES I is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P VERY AGGRESSIVE GROWTH SERIES I is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P EQUITY GROWTH SERIES I is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P CONSERVATIVE GROWTH SERIES II is a non-diversified Series that seeks as its investment objective capital growth and current income by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P MODERATE GROWTH SERIES II is a non-diversified Series that seeks as its investment objective capital growth. Current income is a secondary objective. The Series seeks to achieve its objectives by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P AGGRESSIVE GROWTH SERIES II is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P EQUITY GROWTH SERIES II is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II is a non-diversified Series that seeks as its investment objective capital growth by investing in a diversified group of underlying Series of the JNL Series Trust.


    JNL/S&P CONSERVATIVE GROWTH INDEX SERIES is a non-diversified Series that seeks as its investment objective capital growth and current income by investing in a diversified group of underlying Series of the JNL Series Trust.
    JNL/S&P MODERATE GROWTH INDEX SERIES is a non-diversified Series that seeks as its investment objective capital growth. Current income is a secondary objective. The Series seeks to achieve its objectives by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/S&P AGGRESSIVE GROWTH INDEX SERIES is a non-diversified Series that seeks as its investment objective capital growth. Current income is a secondary objective. The Series seeks to achieve its objectives by investing in a diversified group of underlying Series of the JNL Series Trust.

    JNL/SSGA ENHANCED INTERMEDIATE BOND INDEX SERIES seeks as its investment objective to match or exceed the return of the Lehman Brothers Intermediate Government/Corporate Bond Index.

    JNL/SSGA INTERNATIONAL INDEX SERIES seeks as its investment objective to closely match the performance of the Morgan Stanley Capital International Europe and Australasia, Far East Equity Index while minimizing transaction costs.

    JNL/SSGA RUSSELL 2000 INDEX SERIES seeks as its investment objective to closely match the returns and characteristics of the Russell 2000 Index.

    JNL/SSGA S&P 500 INDEX SERIES seeks as its investment objective to closely match the returns and characteristics of the S&P 500 Index.

    JNL/SSGA S&P MIDCAP INDEX SERIES seeks as its investment objective to closely match the returns and characteristics of the S&P MidCap 400 Index.


    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES seeks as its investment objective long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

    LAZARD/JNL SMALL CAP VALUE SERIES is a non-diversified Series that seeks as its investment objective capital appreciation by investing primarily in equity securities of companies with market capitalizations under $1 billion that are believed by the sub-adviser to be inexpensively priced relative to the return on total capital or equity.

    LAZARD/JNL MID CAP VALUE SERIES is a non-diversified Series that seeks as its investment objective capital appreciation by investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell Midcap Index that the sub-adviser considers inexpensively priced relative to the return on total capital or equity.

    PPM AMERICA/JNL BALANCED SERIES seeks as its investment objective reasonable income, long-term capital growth and preservation of capital. It is intended that this Series will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital enhancement.

    PPM AMERICA/JNL HIGH YIELD BOND SERIES seeks as its investment objective a high level of current income; its secondary investment objective is capital appreciation by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds.

    PPM AMERICA/JNL MONEY MARKET SERIES seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high-quality, short-term money market instruments.

    SALOMON BROTHERS/JNL BALANCED SERIES seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). As a secondary objective, the Series seeks to take advantage of opportunities for growth of capital and income. The Series seeks to achieve its objectives primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations.

    SALOMON BROTHERS/JNL GLOBAL BOND SERIES seeks as its investment objective a high level of current income. As a secondary objective, the Series will seek capital appreciation. The Series seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the sub-adviser broad discretion to deploy the Series' assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to achievement of the Series' investment objectives. In pursuing its investment objectives, the Series reserves the right to invest predominantly in securities rated in medium or lower rating categories or as determined by the sub-adviser to be of comparable quality. Although the Series has the ability to invest up to 100% of the Series' assets in lower-rated securities, the Series' sub-adviser does not anticipate investing in excess of 75% of the Series' assets in such securities.

    SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES seeks to maximize current income. As a secondary objective, the Series seeks capital appreciation. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES seeks as its investment objective a high level of current income, by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Series may also invest a portion of its assets in investment-grade bonds.

    T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES seeks as its investment objective long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies.

    T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES seeks as its investment objective long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES seeks as its investment objective long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above average growth.

    THE PPM AMERICA/JNL HIGH YIELD BOND SERIES AND SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES INVEST PREDOMINANTLY IN, AND THE JNL AGGRESSIVE GROWTH SERIES, JNL CAPITAL GROWTH SERIES, JNL GLOBAL EQUITIES SERIES, JNL/EAGLE CORE EQUITY SERIES, JNL/EAGLE SMALLCAP EQUITY SERIES, JNL/PIMCO TOTAL RETURN BOND SERIES,
GOLDMAN SACHS/JNL GROWTH & INCOME SERIES, PPM AMERICA/JNL BALANCED SERIES, SALOMON BROTHERS/JNL BALANCED SERIES AND SALOMON BROTHERS/JNL GLOBAL BOND SERIES MAY INVEST IN HIGH YIELD, HIGH RISK BONDS. THE JNL/S&P CONSERVATIVE GROWTH SERIES I, JNL/S&P MODERATE GROWTH SERIES I, JNL/S&P AGGRESSIVE GROWTH SERIES I, JNL/S&P VERY AGGRESSIVE GROWTH SERIES I, JNL/S&P EQUITY GROWTH SERIES I, JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I, JNL/S&P CONSERVATIVE GROWTH SERIES II, JNL/S&P MODERATE GROWTH SERIES II, JNL/S&P AGGRESSIVE GROWTH SERIES II, JNL/S&P VERY AGGRESSIVE GROWTH SERIES II, JNL/S&P EQUITY GROWTH SERIES II, AND JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II MAY INVEST IN UNDERLYING SERIES OF THE JNL SERIES TRUST WHOSE ASSETS MAY CONSIST OF HIGH YIELD, HIGH RISK BONDS. BONDS OF THIS TYPE ARE TYPICALLY SUBJECT TO GREATER MARKET FLUCTUATIONS AND RISK OF LOSS OF INCOME AND PRINCIPAL DUE TO DEFAULT BY THE ISSUER THAN ARE INVESTMENTS IN LOWER YIELDING, HIGHER RATED BONDS. (SEE "INVESTMENT RISKS".)

    S&P is a registered trademark of The McGraw-Hill Companies, Inc.

                                 ---------------


THE STATEMENT OF ADDITIONAL INFORMATION, DATED JANUARY 4, 1999, IS INCORPORATED
                              HEREIN BY REFERENCE.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                               TOPIC                                PAGE
-----------------------------------------------------------------   ----

TRUST EXPENSES...................................................

FINANCIAL HIGHLIGHTS.............................................

INVESTMENT OBJECTIVES AND POLICIES...............................

COMMON TYPES OF SECURITIES AND MANAGEMENT PRACTICES..............

MANAGEMENT OF THE TRUST..........................................

INVESTMENT IN TRUST SHARES.......................................

SHARE REDEMPTION.................................................

ADDITIONAL INFORMATION...........................................

PERFORMANCE ADVERTISING FOR THE SERIES...........................

TAX STATUS.......................................................

                                 TRUST EXPENSES

SHAREHOLDER TRANSACTION EXPENSES

        MAXIMUM SALES LOAD IMPOSED ON PURCHASES                             NONE
        MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                  NONE
        DEFERRED SALES LOAD                                                 NONE
        REDEMPTION FEES                                                     NONE
        EXCHANGE FEE                                                        NONE

ANNUAL SERIES OPERATING EXPENSES (As a percentage of average net assets.)

                                                                MANAGEMENT
                                                                    AND                                 TOTAL SERIES
                                                              ADMINISTRATIVE          OTHER              OPERATING
                                                                    FEE              EXPENSES             EXPENSES
                                                              --------------         --------           ------------

         JNL/Alger Growth Series...........................        1.075%                0%               1.075%
         JNL/Alliance Growth Series........................         .875%                0%*               .875%
         JNL/Eagle Core Equity Series......................         1.00%                0%                1.00%
         JNL/Eagle SmallCap Equity Series..................         1.05%                0%                1.05%
         JNL/J.P. Morgan Enhanced S&P 500 Index Series.....          .90%                0%*                .90%
         JNL/J.P. Morgan International & Emerging Markets
           Series  ........................................        1.075%                0%*              1.075%
         JNL/Janus Aggressive Growth Series................         1.05%                0%                1.05%
         JNL/Janus Capital Growth Series...................         1.05%                0%                1.05%
         JNL/Janus Global Equities Series..................         1.10%                0%                1.10%
         JNL/PIMCO Total Return Bond Series................          .80%                0%*                .80%
         JNL/Putnam Growth Series..........................         1.00%                0%                1.00%
         JNL/Putnam Value Equity Series....................         1.00%                0%                1.00%
         JNL/S&P Conservative Growth Series I**............          .20%                0%*                .20%
         JNL/S&P Moderate Growth Series I**................          .20%                0%*                .20%
         JNL/S&P Aggressive Growth Series I**..............          .20%                0%*                .20%
         JNL/S&P Very Aggressive Growth Series I**.........          .20%                0%*                .20%
         JNL/S&P Equity Growth Series I**..................          .20%                0%*                .20%
         JNL/S&P Equity Aggressive Growth Series I**.......          .20%                0%*                .20%
         JNL/S&P Conservative Growth Series II**...........          .20%                0%*                .20%
         JNL/S&P Moderate Growth Series II**...............          .20%                0%*                .20%
         JNL/S&P Aggressive Growth Series II**.............          .20%                0%*                .20%
         JNL/S&P Very Aggressive Growth Series II**........          .20%                0%*                .20%
         JNL/S&P Equity Growth Series II**.................          .20%                0%*                .20%
         JNL/S&P Equity Aggressive Growth Series II**......          .20%                0%*                .20%
         JNL/S&P Conservative Growth Index Series**........          .20%                0%*                .20%
         JNL/S&P Moderate Growth Index Series**............          .20%                0%*                .20%
         JNL/S&P Aggressive Growth Index Series**..........          .20%                0%*                .20%
         JNL/SSGA Enhanced Intermediate Bond Index Series..          .75%                0%*                .75%
         JNL/SSGA International Index Series...............          .80%                0%*                .80%
         JNL/SSGA Russell 2000 Index Series................          .60%                0%*                .60%
         JNL/SSGA S&P 500 Index Series.....................          .60%                0%*                .60%
         JNL/SSGA S&P MidCap Index Series..................          .60%                0%*                .60%
         Goldman Sachs/JNL Growth & Income Series..........        1.025%                0%*              1.025%
         Lazard/JNL Small Cap Value Series.................         1.15%                0%*               1.15%
         Lazard/JNL Mid Cap Value Series...................        1.075%                0%*              1.075%
         PPM America/JNL Balanced Series...................          .84%                0%                 .84%
         PPM America/JNL High Yield Bond Series............          .84%                0%                 .84%
         PPM America/JNL Money Market Series...............          .70%                0%                 .70%
         Salomon Brothers/JNL Balanced Series..............          .90%                0%*                .90%
         Salomon Brothers/JNL Global Bond Series...........          .95%                0%                 .95%
         Salomon Brothers/JNL High Yield Bond Series.......          .90%                0%*                .90%
         Salomon Brothers/JNL U.S. Government & Quality
           Bond Series ....................................          .80%                0%                 .80%
         T. Rowe Price/JNL Established Growth Series.......          .95%                0%                 .95%
         T. Rowe Price/JNL International Equity Investment
           Series..........................................         1.18%                0%                1.18%
         T. Rowe Price/JNL Mid-Cap Growth Series...........         1.05%                0%                1.05%


Explanation of Annual Series Operating Expenses

Effective January 4, 1999, certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Financial Services, LLC. The JNL/J.P. Morgan Enhanced S&P 500 Index Series pays an Administrative Fee of .20%. The JNL/S&P Series do not pay an Administrative Fee. The Annual Series Operating Expenses have been restated to reflect the Administrative Fee.


*  Estimated Expenses
These Series have not yet been in operation for a full fiscal year, so estimated expenses for the first fiscal year of operation are shown. Actual expenses may be greater or lesser than those shown.


The JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, Salomon Brothers/JNL Balanced Series and Salomon Brothers/JNL High Yield Bond Series commenced operations on March 2, 1998.

The JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998, JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998, JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998, JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998, JNL/S&P Equity Growth Series I commenced operations on April 13, 1998, JNL/S&P Equity Aggressive Growth Series I commenced operations on April 15, 1998, JNL/S&P Conservative Growth Series II commenced operations on April 13, 1998, JNL/S&P Moderate Growth Series II commenced operations on April 13, 1998, JNL/S&P Aggressive Growth Series II commenced operations on April 13, 1998, JNL/S&P Very Aggressive Growth Series II commenced operations on April 13, 1998, JNL/S&P Equity Growth Series II commenced operations on April 13, 1998, and JNL/S&P Equity Aggressive Growth Series II commenced operations on April 13, 1998.

The JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/S&P Conservative Growth Index Series, JNL/S&P Moderate Growth Index Series, JNL/S&P Aggressive Growth Index Series, JNL/SSGA Enhanced Intermediate Bond Index Series, JNL/SSGA International Index Series, JNL/SSGA Russell 2000 Index Series, JNL/SSGA S&P 500 Index Series, and JNL/SSGA S&P MidCap Index Series are expected to commence operations on or about February 1, 1999.


**  Underlying Series Expenses
The expenses shown above are the annual operating expenses for these Series. Because these Series invest in other Series of the JNL Series Trust, these Series will indirectly bear their pro rata share of fees and expenses of the underlying Series in addition to the expenses shown.

The table below shows the pro rata share of expenses that these Series would indirectly bear if they invested in a hypothetical mix of underlying Series. The table below does not include these Series' annual operating expenses which are shown above. The actual expenses of each of these Series will be based on the actual mix of underlying Series in which it invests. The actual expenses may be greater or lesser than those shown.


  JNL/S&P Conservative Growth Series I......................             0.964%
  JNL/S&P Moderate Growth Series I..........................             1.002%
  JNL/S&P Aggressive Growth Series I........................             1.044%
  JNL/S&P Very Aggressive Growth Series I...................             1.061%
  JNL/S&P Equity Growth Series I............................             1.053%
  JNL/S&P Equity Aggressive Growth Series I.................             1.054%
  JNL/S&P Conservative Growth Series II.....................             0.948%
  JNL/S&P Moderate Growth Series II.........................             0.971%
  JNL/S&P Aggressive Growth Series II.......................             1.009%
  JNL/S&P Very Aggressive Growth Series II..................             1.021%
  JNL/S&P Equity Growth Series II...........................             1.036%
  JNL/S&P Equity Aggressive Growth Series II................             1.029%
  JNL/S&P Conservative Growth Index Series..................             0.635%
  JNL/S&P Moderate Growth Index Series......................             0.635%
  JNL/S&P Aggressive Growth Index Series....................             0.635%


EXAMPLE -

    The following example illustrates the expenses you would incur on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                       ------     -------     -------     --------

       JNL/Alger Growth Series....................................      $ 11       $ 34         $59          $131
       JNL/Alliance Growth Series.................................      $  9       $ 28         N/A           N/A
       JNL/Eagle Core Equity Series...............................      $ 10       $ 32         $55          $122
       JNL/Eagle SmallCap Equity Series...........................      $ 11       $ 33         $58          $128
       JNL/J.P. Morgan Enhanced S&P 500 Index Series..............      $  9       $ 29         N/A           N/A
       JNL/J.P. Morgan International & Emerging Markets Series....      $ 11       $ 34         N/A           N/A
       JNL/Janus Aggressive Growth Series.........................      $ 11       $ 33         $58          $128
       JNL/Janus Capital Growth Series............................      $ 11       $ 33         $58          $128
       JNL/Janus Global Equities Series...........................      $ 11       $ 35         $61          $134
       JNL/PIMCO Total Return Bond Series.........................      $  8       $ 26         N/A           N/A
       JNL/Putnam Growth Series...................................      $ 10       $ 32         $55          $122
       JNL/Putnam Value Equity Series.............................      $ 10       $ 32         $55          $122
       JNL/S&P Conservative Growth Series I*......................      $  2       $  6         N/A           N/A
       JNL/S&P Moderate Growth Series I*..........................      $  2       $  6         N/A           N/A
       JNL/S&P Aggressive Growth Series I*........................      $  2       $  6         N/A           N/A
       JNL/S&P Very Aggressive Growth Series I*...................      $  2       $  6         N/A           N/A
       JNL/S&P Equity Growth Series I*............................      $  2       $  6         N/A           N/A
       JNL/S&P Equity Aggressive Growth Series I*.................      $  2       $  6         N/A           N/A
       JNL/S&P Conservative Growth Series II*.....................      $  2       $  6         N/A           N/A
       JNL/S&P Moderate Growth Series II*.........................      $  2       $  6         N/A           N/A
       JNL/S&P Aggressive Growth Series II*.......................      $  2       $  6         N/A           N/A
       JNL/S&P Very Aggressive Growth Series II*..................      $  2       $  6         N/A           N/A
       JNL/S&P Equity Growth Series II*...........................      $  2       $  6         N/A           N/A
       JNL/S&P Equity Aggressive Growth Series II*................      $  2       $  6         N/A           N/A
       JNL/S&P Conservative Growth Index Series*..................      $  2       $  6         N/A           N/A
       JNL/S&P Moderate Growth Index Series*......................      $  2       $  6         N/A           N/A
       JNL/S&P Aggressive Growth Index Series*....................      $  2       $  6         N/A           N/A
       JNL/SSGA Enhanced Intermediate Bond Index Series...........      $  7       $ 21         N/A           N/A
       JNL/SSGA International Index Series........................      $  6       $ 19         N/A           N/A
       JNL/SSGA Russell 2000 Index Series.........................      $  5       $ 16         N/A           N/A
       JNL/SSGA S&P 500 Index Series..............................      $  5       $ 16         N/A           N/A
       JNL/SSGA S&P MidCap Index Series...........................      $  5       $ 16         N/A           N/A
       Goldman Sachs/JNL Growth & Income Series...................      $ 10       $ 33         N/A           N/A
       Lazard/JNL Small Cap Value Series..........................      $ 12       $ 37         N/A           N/A
       Lazard/JNL Mid Cap Value Series............................      $ 11       $ 34         N/A           N/A
       PPM America/JNL Balanced Series............................      $  9       $ 27         $47          $104
       PPM America/JNL High Yield Bond Series.....................      $  9       $ 27         $47          $104
       PPM America/JNL Money Market Series........................      $  7       $ 22         $39           $87
       Salomon Brothers/JNL Balanced Series.......................      $  9       $ 29         N/A           N/A
       Salomon Brothers/JNL Global Bond Series....................      $ 10       $ 30         $53          $117
       Salomon Brothers/JNL High Yield Bond Series................      $  9       $ 29         N/A           N/A
       Salomon Brothers/JNL U.S. Government & Quality Bond Series.      $  8       $ 26         $44           $99
       T. Rowe Price/JNL Established Growth Series................      $ 10       $ 30         $53          $117
       T. Rowe Price/JNL International Equity Investment Series...      $ 12       $ 37         $65          $143
       T. Rowe Price/JNL Mid-Cap Growth Series....................      $ 11       $ 33         $58          $128


    The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The example assumes a 5% annual rate of return pursuant to the requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Series.

    * This example does not include these Series' pro rata share of the expenses of the underlying Series in which they invest.

                              FINANCIAL HIGHLIGHTS

    The following table provides selected per share data for one share of each Series. The information does not reflect any charges imposed by a separate account investing in shares of the Series. You should refer to the appropriate separate account prospectus for additional information regarding such charges.

    The information for each of the periods shown below, except the six month period ended 6/30/98, has been audited by PricewaterhouseCoopers LLP, independent accountants, and should be read in conjunction with the financial statements and notes thereto, together with the report of PricewaterhouseCoopers LLP thereon, in the Annual Report included in the Statement of Additional Information. The information for the six months ended June 30, 1998 is unaudited and should be read in conjunction with the financial statements and notes thereto included in the Semi-Annual Report, included in the Statement of Additional Information.

                                JNL SERIES TRUST
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                Income from Operations
                                                                          ----------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year Ended                                    of period          (loss)          related items
--------------------                                    ---------         -------------    ----------------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ...........................   $   14.53        $  (0.03)      $   4.39
  Year ended 12/31/97 ................................       13.38            0.04           1.65
  Period from 4/1/96 to 12/31/96 .....................       13.13            0.05           1.10
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.01           3.53

JNL Capital Growth Series
  Six months ended 6/30/98 ...........................       16.50           (0.06)          2.90
  Year ended 12/31/97 ................................       14.46           (0.06)          2.23
  Period from 4/1/96 to 12/31/96 .....................       13.86            0.06           0.70
  Period from 5/15/95* to 3/31/96 ....................       10.00             --            4.70

JNL Global Equities Series
  Six months ended 6/30/98 ...........................       17.48            0.06           4.61
  Year ended 12/31/97 ................................       15.20            0.07           2.84
  Period from 4/1/96 to 12/31/96 .....................       13.75            0.03           2.72
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.10           4.02

JNL/Alger Growth Series
  Six months ended 6/30/98 ...........................       13.56           (0.01)          3.42
  Year ended 12/31/97 ................................       11.16           (0.01)          2.93
  Period from 4/1/96 to 12/31/96 .....................       10.38             --            0.78
  Period from 10/16/95* to 3/31/96 ...................       10.00             --            0.38

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.01           1.27

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ...........................       13.75            0.06           1.39
  Year ended 12/31/97 ................................       10.62            0.08           3.35
  Period from 9/16/96* to 12/31/96 ...................       10.00            0.03           0.62

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ...........................       14.73           (0.04)          1.28
  Year ended 12/31/97 ................................       11.54           (0.07)          3.26
  Period from 9/16/96* to 12/31/96 ...................       10.00           (0.01)          1.55

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.07           0.16

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.15           0.18




                                                                           Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ...........................   $    --          $   --         $   --
  Year ended 12/31/97 ................................        --             (0.54)          --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.71)         (0.14)
  Period from 5/15/95* to 3/31/96 ....................        --             (0.41)          --

JNL Capital Growth Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................       (0.02)          (0.04)         (0.07)
  Period from 4/1/96 to 12/31/96 .....................        --             (0.16)          --
  Period from 5/15/95* to 3/31/96 ....................        --             (0.84)          --

JNL Global Equities Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --             (0.63)          --
  Period from 4/1/96 to 12/31/96 .....................       (0.08)          (0.90)         (0.32)
  Period from 5/15/95* to 3/31/96 ....................        --             (0.37)          --

JNL/Alger Growth Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --             (0.52)          --
  Period from 4/1/96 to 12/31/96 .....................        --              --             --
  Period from 10/16/95* to 3/31/96 ...................        --              --             --

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................       (0.08)          (0.22)          --
  Period from 9/16/96* to 12/31/96 ...................       (0.03)           --             --

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --              --             --
  Period from 9/16/96* to 12/31/96 ...................        --              --             --

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --


--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.



                                                                                      Ratios and Supplemental Data
                                                                             ---------------------------------------------
                                                                                            Ratio of net    Ratio of net
                                                                                            operating       investment
                                                   Net asset                 Net assets,    expenses to     income to
                                                   value, end  Total Return  end of period  average net     average net    Portfolio
Period or Year Ended                               of period            (a)  (in thousands) assets (b) (c)  assets (b) (c)  turnover
--------------------                               ---------   ------------  -----------------------------  --------------  --------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ....................   $     18.89       30.01 %   $   117,259   1.10 %         (0.35)%          67.57 %
  Year ended 12/31/97 .........................         14.53       12.67 %        78,870   1.10 %          0.39 %         137.26 %
  Period from 4/1/96 to 12/31/96 ..............         13.38        8.72 %        29,555   1.09 %          0.77 %          85.22 %
  Period from 5/15/95* to 3/31/96 .............         13.13       35.78 %         8,527   1.09 %          0.27 %         163.84 %

JNL Capital Growth Series
  Six months ended 6/30/98 ....................         19.34       17.21 %        94,397   1.07 %         (0.70)%          59.38 %
  Year ended 12/31/97 .........................         16.50       15.01 %        73,749   1.10 %         (0.30)%         131.43 %
  Period from 4/1/96 to 12/31/96 ..............         14.46        5.45 %        36,946   1.09 %          0.91 %         115.88 %
  Period from 5/15/95* to 3/31/96 .............         13.86       47.94 %         9,578   1.09 %         (0.49)%         128.56 %

JNL Global Equities Series
  Six months ended 6/30/98 ....................         22.15       26.72 %       219,243   1.14 %          0.60 %          32.13 %
  Year ended 12/31/97 .........................         17.48       19.12 %       151,050   1.15 %          0.33 %          97.21 %
  Period from 4/1/96 to 12/31/96 ..............          15.2       19.99 %        48,638   1.14 %          0.37 %          52.02 %
  Period from 5/15/95* to 3/31/96 .............         13.75       41.51 %        16,141   1.15 %          0.39 %         142.36 %

JNL/Alger Growth Series
  Six months ended 6/30/98 ....................         16.97       25.15 %       127,203   1.05 %         (0.08)%          43.09 %
  Year ended 12/31/97 .........................         13.56       26.20 %        85,877   1.10 %         (0.07)%         125.44 %
  Period from 4/1/96 to 12/31/96 ..............         11.16        7.51 %        38,252   1.07 %         (0.02)%          59.92 %
  Period from 10/16/95* to 3/31/96 ............         10.38        3.80 %         8,649   1.03 %         (0.17)%          50.85 %

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 ..............         11.28       12.80 %         2,553   0.93 %          0.24 %         142.01 %

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ....................         15.20       10.55 %        23,599   1.03 %          1.09 %          33.43 %
  Year ended 12/31/97 .........................         13.75       32.35 %        11,896   1.05 %          1.00 %          51.48 %
  Period from 9/16/96* to 12/31/96 ............         10.62        6.47 %         1,954   1.05 %          1.10 %           1.36 %

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ....................         15.97        8.42 %        25,517   1.10 %         (0.57)%          30.46 %
  Year ended 12/31/97 .........................         14.73       27.64 %        13,493   1.10 %         (0.54)%          60.78 %
  Period from 9/16/96* to 12/31/96 ............         11.54       15.40 %         1,944   1.10 %         (0.26)%          28.01 %

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 ..............         10.23        2.30 %         5,129   1.13 %          2.04 %         129.65 %

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 ..............         10.33        3.30 %         3,731   0.85 %          4.88 %         371.87 %




                                                      Ratio information assuming
                                                       no expense reimbursement
                                                       or fees paid indirectly
                                                       -----------------------
                                                                    Ratio of net
                                                      Ratio of      investment
                                                      expenses to   income to
                                                      average net   average net
                                                      assets (b)    assets (b)
                                                      ----------    ----------


JNL Aggressive Growth Series
  Six months ended 6/30/98 ....................         1.10 %      (0.35)%
  Year ended 12/31/97 .........................         1.17 %       0.32 %
  Period from 4/1/96 to 12/31/96 ..............         1.40 %       0.46 %
  Period from 5/15/95* to 3/31/96 .............         2.77 %      (1.41)%

JNL Capital Growth Series
  Six months ended 6/30/98 ....................         1.08 %      (0.71)%
  Year ended 12/31/97 .........................         1.11 %      (0.31)%
  Period from 4/1/96 to 12/31/96 ..............         1.27 %       0.73 %
  Period from 5/15/95* to 3/31/96 .............         2.08 %      (1.48)%

JNL Global Equities Series
  Six months ended 6/30/98 ....................         1.26 %       0.48 %
  Year ended 12/31/97 .........................         1.37 %       0.11 %
  Period from 4/1/96 to 12/31/96 ..............         1.63 %      (0.12)%
  Period from 5/15/95* to 3/31/96 .............         2.25 %      (0.71)%

JNL/Alger Growth Series
  Six months ended 6/30/98 ....................         1.05 %      (0.08)%
  Year ended 12/31/97 .........................         1.10 %      (0.07)%
  Period from 4/1/96 to 12/31/96 ..............         1.19 %      (0.14)%
  Period from 10/16/95* to 3/31/96 ............         1.89 %      (1.03)%

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 ..............         2.73 %      (1.56)%

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ....................         1.22 %       0.90 %
  Year ended 12/31/97 .........................         1.54 %       0.51 %
  Period from 9/16/96* to 12/31/96 ............         4.57 %      (2.42)%

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ....................         1.23 %      (0.70)%
  Year ended 12/31/97 .........................         1.51 %      (0.95)%
  Period from 9/16/96* to 12/31/96 ............         4.77 %      (3.93)%

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 ..............         2.36 %       0.81 %

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 ..............         2.06 %       3.67 %


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................   $   16.99        $    --        $   3.85
  Year ended 12/31/97 ................................       14.21            0.04           3.07
  Period from 4/1/96 to 12/31/96 .....................       12.50            0.04           2.12
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.01           3.66

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................       16.82            0.09           1.32
  Year ended 12/31/97 ................................       14.50            0.13           3.03
  Period from 4/1/96 to 12/31/96 .....................       12.77            0.10           1.97
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.23           2.86

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.03          (0.29)

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................       10.00             --           (0.36)

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.01          (0.34)

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................       13.06            0.24           0.79
  Year ended 12/31/97 ................................       11.92            0.36           1.83
  Period from 4/1/96 to 12/31/96 .....................       11.17            0.10           0.98
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.25           1.40

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................       11.48            0.43           0.16
  Year ended 12/31/97 ................................       10.67            0.59           1.02
  Period from 4/1/96 to 12/31/96 .....................       10.23            0.51           0.64
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.73           0.04

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................        1.00            0.02             --
  Year ended 12/31/97 ................................        1.00            0.05             --
  Period from 4/1/96 to 12/31/96 .....................        1.00            0.04             --
  Period from 5/15/95* to 3/31/96 ....................        1.00            0.04             --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................       10.00            0.11           0.12

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................       11.12            0.39          (0.11)
  Year ended 12/31/97 ................................       10.63            0.54           0.59
  Period from 4/1/96 to 12/31/96 .....................       10.46            0.42           0.70
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.81           0.24


                                                                           Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................   $    --          $    --         $   --
  Year ended 12/31/97 ................................       (0.02)          (0.31)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.40)           --
  Period from 5/15/95* to 3/31/96 ....................        --             (1.17)           --

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.13)          (0.71)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.15)          (0.19)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.17)          (0.15)           --

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.36)          (0.69)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.15)          (0.18)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.19)          (0.29)           --

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.59)          (0.21)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.69)          (0.02)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.54)            --             --

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................       (0.02)            --             --
  Year ended 12/31/97 ................................       (0.05)            --             --
  Period from 4/1/96 to 12/31/96 .....................       (0.04)            --             --
  Period from 5/15/95* to 3/31/96 ....................       (0.04)            --             --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................        --               --             --

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.58)          (0.05)         (0.01)
  Period from 4/1/96 to 12/31/96 .....................       (0.69)          (0.26)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.56)          (0.03)           --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                                                                                             Ratio and Supplemental Data
                                                                                ----------------------------------------------------
                                                                                               Ratio of net  Ratio of net
                                                                                               operating     investment
                                                          Net asset    Total    Net assets,    expenses to   income to
                                                          value, end   Return   end of period  average net   average net   Portfolio
Period or Year ended                                      of period    (a)      (in thousands) assets (b)(c) assets (b)(c) turnover
--------------------                                      ---------    ------   -------------- ------------- ------------- --------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................        20.84    22.66 %   $137,503       1.00 %        (0.03)%     25.98 %
  Year ended 12/31/97 ................................        16.99    21.88 %     83,612       1.05 %         0.31 %    194.81 %
  Period from 4/1/96 to 12/31/96 .....................        14.21    17.28 %     22,804       1.04 %         0.94 %    184.33 %
  Period from 5/15/95* to 3/31/96 ....................        12.5     37.69 %      2,518       0.95 %         0.28 %    255.03 %

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................        18.23     8.38 %    167,142       0.99 %         1.03 %    43.15 %
  Year ended 12/31/97 ................................        16.82    21.82 %    108,565       1.03 %         1.43 %   112.54 %
  Period from 4/1/96 to 12/31/96 .....................        14.50    16.25 %     17,761       0.85 %         2.29 %    13.71 %
  Period from 5/15/95* to 3/31/96 ....................        12.77    31.14 %      3,365       0.87 %         2.33 %    30.12 %

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................         9.74    (2.60)%      3,245       1.07 %         1.22 %     12.69 %

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................         9.64    (3.60)%      4,929       1.20 %         0.01 %      9.20 %

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................         9.67    (3.30)%      4,550       1.12 %         0.43 %     17.46 %

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................        14.09     7.89 %     83,779       0.84 %         3.88 %     20.34 %
  Year ended 12/31/97 ................................        13.06    18.43 %     59,694       0.93 %         3.72 %    160.88 %
  Period from 4/1/96 to 12/31/96 .....................        11.92     9.72 %     24,419       1.04 %         2.39 %    158.15 %
  Period from 5/15/95* to 3/31/96 ....................        11.17    16.60 %      4,761       1.01 %         2.99 %    115.84 %

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................        12.07     5.14 %     97,227       0.83 %         8.54 %    131.14 %
  Year ended 12/31/97 ................................        11.48    15.05 %     62,712       0.90 %         8.15 %    189.25 %
  Period from 4/1/96 to 12/31/96 .....................        10.67    11.24 %     13,396       0.88 %         8.64 %    113.08 %
  Period from 5/15/95* to 3/31/96 ....................        10.23     7.82 %      6,156       0.88 %         8.34 %    186.21 %

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................         1.00     2.48 %     53,839       0.73 %         4.94 %        --
  Year ended 12/31/97 ................................         1.00     5.01 %     41,808       0.75 %         4.92 %        --
  Period from 4/1/96 to 12/31/96 .....................         1.00     3.61 %     23,752       0.75 %         4.75 %        --
  Period from 5/15/95* to 3/31/96 ....................         1.00     4.59 %      6,816       0.75 %         5.06 %        --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................        10.23     2.30 %      2,088       0.95 %         4.29 %     7.56 %

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................        11.40     2.52 %     46,871       0.90 %         7.08 %    167.19 %
  Year ended 12/31/97 ................................        11.12    10.66 %     36,725       1.00 %         6.83 %    134.55 %
  Period from 4/1/96 to 12/31/96 .....................        10.63    10.68 %     12,483       0.99 %         7.52 %    109.85 %
  Period from 5/15/95* to 3/31/96 ....................        10.46    10.74 %      6,380       1.00 %         9.01 %    152.89 %



                                                          Ratio of information assuming
                                                             no expense reimbursement
                                                             or fees paid indirectly
                                                          -----------------------------
                                                                          Ratio of net
                                                          Ratio of        investment
                                                          expenses to     income to
                                                          average net     average net
Period or Year ended                                      assets (b)      assets (b)
--------------------                                      ----------      -------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................     1.00 %        (0.03)%
  Year ended 12/31/97 ................................     1.05 %         0.31 %
  Period from 4/1/96 to 12/31/96 .....................     1.27 %         0.71 %
  Period from 5/15/95* to 3/31/96 ....................     5.38 %        (4.15)%

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................     0.99 %         1.03 %
  Year ended 12/31/97 ................................     1.09 %         1.37 %
  Period from 4/1/96 to 12/31/96 .....................     1.53 %         1.61 %
  Period from 5/15/95* to 3/31/96 ....................     2.28 %         0.91 %

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................     2.57 %        (0.28)%

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................     1.92 %        (0.71)%

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................     1.98 %        (0.43)%

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................     0.85 %         3.87 %
  Year ended 12/31/97 ................................     0.94 %         3.71 %
  Period from 4/1/96 to 12/31/96 .....................     1.22 %         2.21 %
  Period from 5/15/95* to 3/31/96 ....................     3.71 %         0.29 %

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................     0.83 %         8.54 %
  Year ended 12/31/97 ................................     0.90 %         8.15 %
  Period from 4/1/96 to 12/31/96 .....................     1.21 %         8.31 %
  Period from 5/15/95* to 3/31/96 ....................     1.50 %         7.72 %

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................     0.74 %         4.93 %
  Year ended 12/31/97 ................................     0.76 %         4.91 %
  Period from 4/1/96 to 12/31/96 .....................     0.85 %         4.65 %
  Period from 5/15/95* to 3/31/96 ....................     1.30 %         4.51 %

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................     3.69 %         1.55 %

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................     0.98 %         7.00 %
  Year ended 12/31/97 ................................     1.07 %         6.76 %
  Period from 4/1/96 to 12/31/96 .....................     1.44 %         7.07 %
  Period from 5/15/95* to 3/31/96 ....................     2.14 %         7.87 %


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $   10.00        $   0.22       $  (0.08)

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................       10.69            0.29           0.11
  Year ended 12/31/97 ................................       10.20            0.44           0.49
  Period from 4/1/96 to 12/31/96 .....................       10.09            0.24           0.24
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.45           0.02

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................       15.62            0.04           2.65
  Year ended 12/31/97 ................................       12.56            0.06           3.64
  Period from 4/1/96 to 12/31/96 .....................       11.36            0.03           1.81
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.07           2.68

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................       12.09            0.09           1.54
  Year ended 12/31/97 ................................       12.08            0.09           0.23
  Period from 4/1/96 to 12/31/96 .....................       11.25            0.06           0.90
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.04           1.21

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................       17.37           (0.03)          2.92
  Year ended 12/31/97 ................................       14.89           (0.03)          2.74
  Period from 4/1/96 to 12/31/96 .....................       13.43           (0.05)          1.92
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.06           3.90

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................       10.00             --            0.05

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.00             --            0.14

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.00             --            0.23

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................       10.00             --            0.34

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.03)

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................       10.00             --            0.07


                                                                          Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $    --          $    --         $   --

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.42)          (0.02)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.34)          (0.03)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.34)          (0.04)           --

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.03)          (0.61)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.04)          (0.09)         (0.51)
  Period from 5/15/95* to 3/31/96 ....................       (0.06)          (1.33)           --

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.08)          (0.23)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.12)          (0.01)           --
  Period from 5/15/95* to 3/31/96 ....................        --               --             --

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................        --             (0.23)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.36)           --
  Period from 5/15/95* to 3/31/96 ....................        --             (0.53)           --

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................        --               --             --

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................        --               --             --

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................        --               --             --

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................        --               --             --

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................        --               --             --

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................        --               --             --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.


                                                                                           Ratios and Supplemental Data
                                                                             -----------------------------------------------------
                                                                                            Ratio of net  Ratio of net
                                                                                            operating     investment
                                                         Net asset   Total   Net assets,    expenses to   income to
                                                         value, end  Return  end of period  average net   average net    Portfolio
Period or Year ended                                     of period   (a)     (in thousands) assets (b)(c) assets (b)(c)  turnover
--------------------                                     ----------  ------  -------------- ------------- -------------  ---------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $   10.14    1.40 %   $  5,752       0.95 %      7.01 %        21.25 %

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................       11.09    3.74 %     35,617       0.85 %      5.51 %       324.09 %
  Year ended 12/31/97 ................................       10.69    9.16 %     25,389       0.85 %      5.99 %       378.59 %
  Period from 4/1/96 to 12/31/96 .....................       10.20    4.82 %      9,832       0.84 %      5.72 %       218.50 %
  Period from 5/15/95* to 3/31/96 ....................       10.09    4.65 %      3,007       0.84 %      5.41 %       253.37 %

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................       18.31    17.22 %   183,194       0.92 %      0.48 %       24.38 %
  Year ended 12/31/97 ................................       15.62    29.47 %   124,022       0.98 %      0.43 %       47.06 %
  Period from 4/1/96 to 12/31/96 .....................       12.56    16.12 %    32,291       1.00 %      0.59 %       36.41 %
  Period from 5/15/95* to 3/31/96 ....................       11.36    28.23 %     8,772       1.00 %      0.75 %      101.13 %

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................       13.72    13.48 %    88,621       1.22 %      1.32 %       10.23 %
  Year ended 12/31/97 ................................       12.09     2.65 %    78,685       1.24 %      0.74 %       18.81 %
  Period from 4/1/96 to 12/31/96 .....................       12.08     8.54 %    48,204       1.25 %      1.09 %        5.93 %
  Period from 5/15/95* to 3/31/96 ....................       11.25    12.50 %    24,211       1.25 %      0.78 %       16.45 %

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................       20.26    16.64 %   172,816       1.02 %     (0.32)%       22.85 %
  Year ended 12/31/97 ................................       17.37    18.21 %   127,052       1.06 %     (0.26)%       41.43 %
  Period from 4/1/96 to 12/31/96 .....................       14.89    13.91 %    47,104       1.10 %     (0.18)%       25.05 %
  Period from 5/15/95* to 3/31/96 ....................       13.43    40.06 %    10,545       1.10 %      0.82 %       66.04 %

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................       10.05    0.50 %      1,764       0.20 %        0.05 %      0.17 %

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.14    1.40 %      1,722       0.20 %       (0.20)%      4.05 %

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.23    2.30 %      1,029       0.20 %       (0.20)%      0.08 %

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................       10.34    3.40 %        729       0.20 %       (0.20)%     32.92 %

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................        9.97   (0.30)%      1,196       0.20 %       (0.20)%      8.59 %

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................       10.07    0.70 %        625       0.20 %       (0.20)%      0.06 %


                                                         Ratio information assuming
                                                          no expense reimbursement
                                                          or fees paid indirectly
                                                         --------------------------
                                                                       Ratio of net
                                                         Ratio of      investment
                                                         expenses to   income to
                                                         average net   average net
Period or Year ended                                     assets (b)    assets (b)
--------------------                                     ----------    ------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................     1.64 %         6.32 %

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................     0.88 %         5.48 %
  Year ended 12/31/97 ................................     0.96 %         5.88 %
  Period from 4/1/96 to 12/31/96 .....................     1.37 %         5.19 %
  Period from 5/15/95* to 3/31/96 ....................     2.53 %         3.72 %

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................     0.92 %         0.48 %
  Year ended 12/31/97 ................................     0.98 %         0.43 %
  Period from 4/1/96 to 12/31/96 .....................     1.11 %         0.48 %
  Period from 5/15/95* to 3/31/96 ....................     2.09 %        (0.34)%

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................     1.28 %         1.26 %
  Year ended 12/31/97 ................................     1.32 %         0.66 %
  Period from 4/1/96 to 12/31/96 .....................     1.29 %         1.05 %
  Period from 5/15/95* to 3/31/96 ....................     2.14 %        (0.11)%

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................     1.02 %        (0.32)%
  Year ended 12/31/97 ................................     1.06 %        (0.26)%
  Period from 4/1/96 to 12/31/96 .....................     1.14 %        (0.22)%
  Period from 5/15/95* to 3/31/96 ....................     2.10 %        (0.18)%

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................     0.20 %         0.05 %

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................     0.20 %        (0.20)%

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................     0.20 %        (0.20)%


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................   $   10.00        $    --         $  (0.10)

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.09)

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.15)

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --            0.15

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.20)

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.08)



                                                                          Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................   $    --          $    --        $     --

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                                                                                         Ratios and Supplemental Data
                                                                              ----------------------------------------------------


                                                                                             Ratio of net  Ratio of net
                                                                                             operating     investment
                                                         Net asset   Total   Net assets,     expenses to   income to
                                                         value, end  Return  end of period   average net   average net   Portfolio
Period or Year ended                                     of period   (a)     (in thousands)  assets (b)(c) assets (b)(c) turnover
--------------------                                     ---------   ------  --------------  ------------- ------------- ---------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     $  9.90   (1.00)%  $   2,316.00        0.20%.      (0.20)%     2.07 %

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.91   (0.90)%      1,671.00        0.20 %      (0.20)%     1.72 %

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.85   (1.50)%        294.00        0.20 %      (0.20)%      1.42 %

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.15    1.50 %        249.00        0.20 %      (0.20)%      2.03 %

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.80   (2.00)%        454.00        0.20 %      (0.20)%      1.71 %

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.92   (0.80)%        237.00        0.20 %      (0.20)%      2.04 %



                                                         Ratio information assuming
                                                          no expense reimbursement
                                                          or fees paid indirectly
                                                         --------------------------
                                                                      Ratio of net
                                                         Ratio of     investment
                                                         expenses to  income to
                                                         average net  average net
Period or Year ended                                     assets (b)   assets (b)
--------------------                                     -----------  -------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

                       INVESTMENT OBJECTIVES AND POLICIES

    Investments in each Series are made in many different securities which provide diversification to minimize risk. While there is careful selection of portfolio securities and constant supervision by a team of professional investment managers, there can be no guarantee that the Series' objectives will be achieved. Because of differences in investment objectives and policies, as well as acceptable degrees of risk, the performance of a Series may differ even though more than one Series may utilize the same securities selection.

    Unless otherwise stated, the investment objectives and policies set forth in this Prospectus are not fundamental and may be changed by the Trustees without shareholder approval. Each Series is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

    Currently, shares of the Trust are sold to life insurance company separate accounts ("Accounts") to fund the benefits of variable annuity policies ("Policies") issued by life insurance companies. The Accounts purchase shares of the Trust in accordance with variable account allocation instructions received from owners of the Policies. The Trust then uses the proceeds to buy securities for its Series. The investment adviser manages the Series from day to day to accomplish the Trust's investment objectives. The kinds of investments and the way they are managed depends on what is happening in the economy and the financial marketplaces. Each of the Accounts, as a shareholder, has an ownership in the Trust's investments. The Trust also offers to buy back (redeem) shares of the Trust from the Accounts at any time at net asset value.

    Reference is made herein to ratings assigned to certain types of securities by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff & Phelps") and Thomson BankWatch, Inc., recognized independent securities ratings institutions. A description of the ratings categories assigned by S&P and Moody's is contained in Appendix A.

DIVERSIFICATION

    Certain of the Series qualify as a "diversified company" as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Certain Series are non-diversified for purposes of the 1940 Act because they invest in the securities of a limited number of issuers. To the extent that any Series invests more than 5% of its assets in a particular issuer, its exposure to credit risks and/or market risks associated with that issuer increases. No Series, except the PPM America/JNL Money Market Series, will invest more than 25% of its total assets in any particular industry (other than U.S. Government securities).

    INTERNAL REVENUE SERVICE (IRS) LIMITATIONS. In addition to the diversification requirements stated above, each Series intends to comply with the diversification requirements currently imposed by the IRS on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of variable contracts. More specific information may be contained in the participating insurance company's separate account prospectus.

INVESTING IN UNDERLYING SERIES


    Each of the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth
Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Index Series, JNL/S&P Moderate Growth Index Series, and JNL/S&P Aggressive Growth Index Series (collectively, the "JNL/S&P Series") concentrates its investments in the shares of Underlying Series, so each Series' investment performance is directly related to the investment performance of the Underlying Series in which it is invested. The ability of each Series to meet its investment objective is directly related to the ability of the Underlying Series to meet their objectives as well as the allocation among those Underlying Series. There can be no assurance that the investment objective of any of the Series or the Underlying Series will be achieved.


    As a shareholder of an Underlying Series, a Series will bear its pro rata share of the Underlying Series expenses, which could result in duplication of certain fees, including management and administrative fees. Although a Series may invest in a number of Underlying Series, this investment strategy does not eliminate investment risk. Investment decisions by the sub-advisers of the Underlying Series are made independently of the investment decisions of Standard & Poor's Investment Advisory Services, Inc., as sub-adviser to the JNL/S&P Series.

                             JNL/ALGER GROWTH SERIES

    The investment objective of the JNL/Alger Growth Series is long-term capital appreciation. It is a diversified Series that seeks to achieve its objective by investing in equity securities, such as common or preferred stocks that are listed on a national securities exchange, or securities convertible into or exchangeable for equity securities, including warrants and rights. Except during temporary defensive periods, the Series invests at least 85 percent of its net assets in equity securities and at least 65 percent of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.

    It is anticipated that the Series will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The Series may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion. In order to afford the Series the flexibility to take advantage of new opportunities for investments in accordance with its investment objective, the Series may hold up to 15% of its net assets in money market instruments and repurchase agreements. During temporary defensive periods, the Series may invest up to 100% of its assets in debt securities, money market instruments and/or repurchase agreements. The Series may also purchase restricted securities (subject to a limit on all illiquid securities of 10% of net assets), lend its securities and enter into short sales "against the box." (See "Common Types of Securities and Management Practices").

                           JNL/ALLIANCE GROWTH SERIES

    The investment objective of the JNL/Alliance Growth Series is to seek long-term growth of capital. Whatever current income is generated by the Series is incidental to the objective of capital growth. It is a diversified Series that seeks to achieve its objective by investing primarily in common stocks or securities with common stock characteristics. Securities designated as having "common stock" characteristics include, but are not limited to, securities convertible into or exchangeable for common stock. The potential for appreciation of capital is the basis for investment decisions. The Series' sub-adviser considers the factors that it believes affect potential for capital appreciation, including an issuer's current and projected revenue, earnings, cash flow and assets, as well as general market conditions.

    When the outlook for common stocks is not considered promising, for temporary defensive purposes, a substantial portion of the assets may be invested in securities of the U.S. Government, its agencies and instrumentalities, cash and cash equivalents (such as commercial bank and savings association obligations, commercial paper and short-term corporate bonds and notes) and repurchase agreements.

    Because the securities purchased by this Series in pursuing its investment objective are selected for growth potential rather than production of income, the market values of such securities (and therefore, to a large extent, the net asset value per share of the Series) will tend to be more volatile in response to market changes than they would be if income-producing securities were sought for investment by the Series. Up to 25% of the Series' total assets may be invested in foreign securities. (See "Investment Risks --Foreign Securities"). Up to 15% of the Series' net assets may be invested in illiquid securities.

    The Series may write covered call and put options on any securities in which it may invest. The Series may also write call and put options on any securities index composed of securities in which it may invest. The Series may purchase put and call options on any securities in which it may invest or options on any securities index composed of securities in which it may invest. The Series may purchase and write covered options on the yield "spread," or yield differential between two securities. Such transactions are referred to as "yield curve" options. The Series may purchase and sell options that are traded (i) on U.S. exchanges, (ii) on foreign exchanges and (iii) over-the-counter with broker-dealers who make markets in these options. The Series may engage in futures transactions and options thereon on securities, securities indices, foreign currencies and other financial instruments and indices. The Series may engage in futures transactions for hedging purposes or, subject to regulations promulgated by the Commodity Futures Trading Commission, for non-hedging purposes.

    The Series may hold a portion of its assets in foreign currencies and enter into forward foreign currency exchange contracts. The Series may also purchase and sell exchange-traded futures contracts relating to foreign currency and purchase and sell put and call options on currencies and futures contracts. A significant portion of the Series' currency transactions will be over-the-counter transactions. The Series may enter into forward foreign currency exchange contracts to reduce the risks of fluctuations in exchange rates. The Series may purchase and write put and call options on currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series will not speculate in currency contracts or options. The Series may use currency contracts and options to cross-hedge.

                          JNL/EAGLE CORE EQUITY SERIES

    The investment objective of the JNL/Eagle Core Equity Series is long-term capital appreciation and, secondarily, current income. It is a diversified Series that seeks to achieve its objective by investing in common stocks that the sub-adviser believes meet the criteria for one of three individual equity strategies. The investment strategies which the sub-adviser utilizes to pursue the Series' objective are the growth equity strategy, the value equity strategy and the equity income strategy. In pursuing the growth equity strategy, the sub-adviser will invest in securities which it believes have sufficient growth potential to offer above-average long-term capital appreciation. Securities which meet the criteria for the growth equity strategy will have at least one of the following characteristics:

    o expected earnings-per-share growth greater than the average of the S&P 500 Composite Stock Price Index ("S&P 500"); or

    o   return on equity greater than the average of the S&P 500.

    In pursuing the value equity strategy, the sub-adviser will invest in securities which it believes indicate above-average financial soundness and high intrinsic value relative to price. Securities which meet the criteria for the value equity strategy will have at least one of the following characteristics at the time of purchase:

    o price-to-earnings ratio or price-to-book value ratio of less than or approximately equal to 75% of that of the broader equity market (as measured by the S&P 500); or

    o yield that approximates at least 50% of the prevailing average yield to maturity of the long-term U.S. Government bond, as measured by the Lehman Brothers Long Treasury Bond Index (or other similar index if this index is not available); or

    o per share going concern value (as estimated by the sub-adviser) that exceeds book value and market value; or

    o long-term debt below, or approximately equivalent to, tangible net worth.

    In pursuing the equity income strategy, the sub-adviser will invest in income-producing securities.

    Under normal market conditions, at least 65% of the Series' total assets will be invested in U.S. common stocks. With respect to the other 35% of its total assets, the Series may invest in income-producing securities that the sub-adviser believes are consistent with the Series' investment objective, common stocks of foreign issuers, American Depositary Receipts, foreign currency transactions with respect to underlying common stock, preferred stock, convertible securities, corporate debt obligations, obligations of the U.S. Government, its agencies and instrumentalities, repurchase agreements, money market instruments, real estate investment trusts, futures contracts, options, rights or warrants to subscribe for or purchase common stocks, and securities that track the performance of a broad-based securities index, such as S&P Depository Receipts. The Series may also loan its portfolio securities and engage in short sales "against the box." The Series may invest up to 15% of its net assets in illiquid securities.

    The Series will emphasize investments in securities rated investment grade and unrated securities deemed by the sub-adviser to be of comparable quality, but may invest up to 35% of its assets in securities rated below investment grade and unrated securities deemed by the sub-adviser to be of comparable quality. The Series, at the discretion of the sub-adviser, may retain a security that has been downgraded below the initial investment criteria. (See "Investment Risks -- High Yield/High Risk Bonds"). The Series may invest up to 25% of its total assets in securities of foreign issuers, including American Depositary Receipts. (See "Investment Risks -- Foreign Securities").

    For temporary defensive purposes during anticipated periods of general market decline, the Series may invest up to 100% of its assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by Moody's or S&P. It is impossible to predict when, or for how long, such alternative strategies may be utilized.

    In selecting common stocks to pursue the growth equity strategy, the sub-adviser makes selections in part based on its opinion regarding the sustainability of the company's competitive advantage in the marketplace as well as the sub-adviser's opinion of the company's management team. The sub-adviser will invest in companies that, in its opinion, will have long-term returns greater than the average for the S&P 500. The sub-adviser normally will reevaluate a security if it underperforms the S&P 500 by 15% or more during a three-month period. At that time, a decision will be made to sell or hold the security. If a particular stock appreciates to over 5% of the total assets of the portfolio, the sub-adviser generally will reduce the position to less than 5%. If the stock price appreciates to a level that is not sustainable in the opinion of the sub-adviser, the position generally will be sold to realize the existing profits and avoid a potential price correction. If the sub-adviser identifies a security that it considers to be a better investment than a current holding, the sub- adviser generally will consider selling the current holding to add the new security.

    In selecting common stocks to pursue the value equity strategy, the sub-adviser screens a universe of over 2500 companies. From this universe, the sub-adviser anticipates that only a few hundred companies will meet one or more of these investment criteria. Each of the companies is analyzed individually in terms of its past and present competitive position within its perspective industry. The sub-adviser makes selections based on its projections of the companies' growth in earnings and dividends, earnings momentum, and undervaluation based on a dividend discount model. The sub-adviser develops target prices and value ranges from this analysis and makes portfolio selection from among the top-rated securities. The sub-adviser periodically monitors the Series' holdings of securities meeting these criteria to assure that they continue to meet the selection criteria. A security normally will be sold once it reaches its target price, when negative changes occur with respect to the company or its industry, or when there is a significant change in the security with respect to one or more of the four selection criteria listed above. The Series may at times continue to hold equity securities that no longer meet the criteria but that the sub-adviser deems suitable investments in view of the Series' investment objective.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

    The investment objective of the JNL/Eagle SmallCap Equity Series is long-term capital appreciation. It is a diversified Series that seeks to achieve its objective by investing primarily in the equity securities of companies, most of which have a total market capitalization of less than $1 billion ("small capitalization companies"). Market capitalization is the total value of a company's outstanding common stock. The Series will invest in securities of companies that appear to the sub-adviser to be undervalued in relation to their long-term earning power or the asset value of their issuers and that have significant future growth potential. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. Any or all of these factors may provide buying opportunities at attractive prices relative to the long-term prospects for the companies in question.

    The Series invests primarily in common stocks, but also may invest in preferred stocks, investment grade securities convertible into common stocks, and warrants. The Series may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The Series normally invests at least 65% of its total assets in the equity securities of companies each of which, at the time of purchase, has a total market capitalization of less than $1 billion. The Series may invest its remaining assets in American Depositary Receipts, U.S. Government securities, repurchase agreements or other short-term money market instruments. The Series may invest up to 15% of its net assets in illiquid securities.

    The Series will emphasize investments in securities rated investment grade and unrated securities deemed by the sub-adviser to be of comparable quality, but may invest up to 5% of its assets in securities rated below investment grade and unrated securities deemed by the sub-adviser to be of comparable quality. The Series, at the discretion of the sub-adviser, may retain a security that has been downgraded below the initial investment criteria. (See "Investment Risks -- High Yield/High Risk Bonds").

    The sub-adviser currently believes that investments in small capitalization companies may offer greater opportunities for growth of capital than investments in larger, more established companies. Investing in smaller, newer issuers generally involves greater risks than investing in larger, more established issuers. Companies in which the Series is likely to invest may have limited product lines, markets or financial resources and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, many small capitalization companies may be in the early stages of development. Accordingly, an investment in the Series may not be appropriate for all investors.

    For temporary defensive purposes during anticipated periods of general market decline, the Series may invest up to 100% of its assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other long- and short-term debt instruments that are rated A or higher by Moody's or S&P. It is impossible to predict when, or for how long, such alternative strategies may be utilized.


                  JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

    The investment objective of the JNL/J.P. Morgan Enhanced S&P 500 Index Series is to provide high total return from a broadly diversified portfolio of equity securities. It is a diversified Series that seeks to achieve its investment objective by investing primarily in large- and medium-capitalization U.S. companies. Industry by industry, the Series' weightings are similar to those of the Standard & Poor's 500 Stock Index ("S&P 500 Index"). The Series does not look to overweight or underweight industries. Within each industry, the Series modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued.

    Under normal circumstances the Series plans to remain fully invested, with at least 65% in stocks. Stock investments may include U.S. and foreign common stocks, convertible securities, preferred stocks, trust or partnership interests, warrants, rights, and investment company securities. By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weighting of that index, the Series seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

    The Series anticipates that its total foreign investments will be similar to the weightings of foreign securities in the S&P 500 Index. The Series actively manages the currency exposure of its foreign investments relative to the S&P 500 Index, and may hedge into the U.S. dollar from time to time. The Series may use derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets for currencies). Risk management may include management of the Series' exposure relative to the S&P 500 Index. The Series will only establish hedges that it expects will be highly correlated with underlying positions. While the Series may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio.

    The Series will not invest more than 15% of its net assets in illiquid holdings. To maintain adequate liquidity to meet redemptions, the Series may hold investment-grade short-term securities (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 25% of its assets. During severe market downturns, the Series has the option of investing up to 100% of assets in investment-grade short-term securities.

    The Series may invest in when-issued and delayed delivery securities. When the Series invests in when-issued and delayed delivery securities, it will use segregated accounts to offset leverage risk. The Series generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. The Series anticipates a portfolio turnover rate of approximately 100%.

    In managing the Series, the sub-adviser employs a three-step process: (i) the sub-adviser takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. The sub-adviser's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience; (ii) the research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings;
(iii) the Series buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, the management team buys stocks that re identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the Series' managers often consider a number of other criteria: catalysts that could trigger a rise in a stock's price; high potential reward compared to potential risk; and temporary mispricings caused by market overreactions.

            JNL/J.P. MORGAN INTERNATIONAL & EMERGING MARKETS SERIES

    The investment objective of the JNL/J.P. Morgan International & Emerging Markets Series is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets. Total return consists of realized and unrealized capital gains and losses plus income. It is a diversified Series that seeks to achieve its investment objective by investing primarily in common stocks and other equity securities of non-U.S. companies in developed markets and, to a lesser extent, companies in developing markets.


    In normal circumstances, substantially all and at least 65% of the value of the Series' total assets are invested in equity securities of foreign issuers. Equity securities include common stocks, preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Series' assets are invested in securities of issuers located in at least three foreign countries. The Series' equity investments may or may not pay dividends or carry voting rights. The Series' primary equity investments are common stocks of established companies based in developed countries outside the United States. However, the Series will also invest in equity securities of issuers located in developing countries or "emerging markets." The Series invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in certain restricted or unlisted securities.

    The sub-adviser considers "emerging markets" to be any country which is generally considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations or its authorities. The Series will focus its emerging market investments in those countries which it believes have strongly developing economies and in which the markets are becoming more sophisticated. An issuer in an emerging market is one that: (i) has its principal securities trading market in an emerging market country; (ii) is organized under the laws of an emerging market; (iii) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iv) has at least 50% of its assets located in emerging markets.

    The Series' investments are primarily quoted in foreign currencies but it may also invest in securities quoted in the U.S. dollar or multinational currency units such as the ECU. Through the use of forward foreign currency exchange contracts, the sub-adviser actively manages the Series' currency exposure in developed countries.

    The Series may also invest in money market instruments denominated in U.S. dollars and other currencies, purchase securities on a when-issued or delayed delivery basis, enter into repurchase and reverse repurchase agreements, loan its portfolio securities and purchase certain privately placed securities. The Series may invest up to 15% of its net assets in illiquid securities.

    The Series is permitted to invest in money market instruments denominated in U.S. dollars and other currencies although it intends to stay invested in equity securities to the extent practical in light of its objective. Under normal circumstances, the Series will purchase money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. However, the Series may also invest in money market instruments without limitation as a temporary defensive measure taken in the sub-adviser's judgment during, or in anticipation of, adverse market conditions.

    The Series may purchase and sell exchange traded and over-the-counter put and call options on securities and securities indexes, purchase and sell futures contracts on securities and securities indexes and purchase and sell put and call options on futures contracts on securities and securities indexes.

    The Series may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. Certain emerging markets are closed to investment by foreigners. The Series may be able to invest in issuers in certain emerging markets primarily through specifically authorized investment funds.

    The Series seeks to achieve its investment objective through a combination of country allocation, stock selection and currency management. The sub-adviser uses a disciplined portfolio construction process to seek to enhance returns and reduce volatility in the market value of the Series. To allocate the Series within developed and developing markets, the sub-adviser uses fundamental research, quantitative valuation techniques and experienced judgment to identify those countries whose equity prices appear most attractive relative to future earnings prospects. Based on this analysis, the sub-adviser allocates the Series' assets among countries, emphasizing those countries with the highest expected returns consistent with overall portfolio liquidity. Under normal circumstances, the sub-adviser expects that approximately 75% of the value of the Series' equity investments will be in companies in developed markets and 25% in companies in emerging markets. The sub-adviser may vary this allocation in a manner consistent with the Series' investment objective and current market conditions. (See "Investment Risks Foreign Securities" and "Investment Risks -- Emerging Markets").

    Using a variety of quantitative valuation techniques and based on analysts' industry expertise, issuers in each country are ranked within industrial sectors according to their relative value. Based on this valuation, the sub-adviser selects the issuers which appear the most attractive for the Series. The Series will be diversified across industrial sectors in each country.

    The sub-adviser manages the Series actively in pursuit of its investment objective. The Series does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Series engages in short-term trading, it may incur increased transaction costs.


                       JNL/JANUS AGGRESSIVE GROWTH SERIES

    The investment objective of the JNL/Janus Aggressive Growth Series is long-term growth of capital. It is a diversified Series that pursues its investment objective by investing primarily in common stocks of issuers of any size, including larger, well-established companies and smaller, emerging growth companies. The smaller or newer a company is, the more likely it may be to suffer more significant losses as well as realize more substantial growth than larger or more established issuers.

                         JNL/JANUS CAPITAL GROWTH SERIES

    The investment objective of the JNL/Janus Capital Growth Series is long-term growth of capital in a manner consistent with the preservation of capital. It is a non-diversified Series that pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "MidCap Index"). Companies whose capitalization falls outside this range after the Series' initial purchase continue to be considered medium-sized companies for the purpose of this policy. As of December 31, 1997, the MidCap Index included companies with capitalizations between approximately $213 million and $13.7 billion. The range of the MidCap Index is expected to change on a regular basis. Subject to the above policy, the Series may also invest in smaller or larger issuers.

                        JNL/JANUS GLOBAL EQUITIES SERIES

    The investment objective of the JNL/Janus Global Equities Series is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified Series that pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers. The Series is permitted to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Series normally invests in securities of issuers from at least five different countries, including the United States, although the Series may at times invest all of its assets in fewer than five countries. The JNL Global Equities Series may not be suitable for investors that are not able to bear the additional risks associated with the Series' more extensive holdings of foreign securities.

                       JNL/JANUS AGGRESSIVE GROWTH SERIES,
                        JNL/JANUS CAPITAL GROWTH SERIES,
                        JNL/JANUS GLOBAL EQUITIES SERIES

    Each of the JNL/Janus Aggressive Growth, JNL/Janus Capital Growth, and JNL/Janus Global Equities Series invests substantially all of its assets in common stocks when its sub-adviser believes that the relevant market environment favors profitable investing in those securities. Common stock investments are selected in industries and companies that the sub-adviser believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate. The sub-adviser's analysis and selection process focuses on stocks with earnings growth potential that may not be recognized by the market. Such securities are selected primarily for their capital growth potential; investment income is not a consideration. These selection criteria apply equally to stocks of foreign issuers. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for relative economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks.

    Each of the JNL/Janus Aggressive Growth, JNL/Janus Capital Growth and JNL/Janus Global Equities Series invests primarily in common stocks of foreign and domestic companies. Each Series may invest to a lesser degree in other types of securities, including preferred stock, warrants, convertible securities and debt securities. Debt securities that the Series may purchase include corporate bonds and debentures (not to exceed 35% of net assets in high-yield/high-risk bonds) (See "Investment Risks High Yield/High Risk Bonds"); government securities; mortgage- and asset-backed securities (not to exceed 25% of assets); zero coupon bonds (not to exceed 10% of assets); indexed/structured notes; high-grade commercial paper; certificates of deposit; and repurchase agreements. Such securities may offer growth potential because of anticipated changes in interest rates, credit standing, currency relationships or other factors. Each of these Series may also invest in short-term debt securities as a means of receiving a return on idle cash. Each Series may invest up to 15% of its net assets in illiquid securities.

    When the Series' sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is otherwise unable to locate favorable investment opportunities, the Series' investments may be hedged to a greater degree and/or its cash or similar investments may increase. In other words, the Series do not always stay fully invested in stocks and bonds. Cash or similar investments are residual -- they represent the assets that remain after the sub-adviser has committed available assets to desirable investment opportunities. When a Series' cash position increases, it may not participate in stock market advances or declines to the extent that it would if it remained more fully invested in common stocks.

    Although JNL/Janus Global Equities Series is committed to foreign investing, each of these Series may invest without limit in equity and debt securities of foreign issuers. The Series may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares, and passive foreign investment companies. Each of these Series may use futures, options and other derivatives for hedging purposes or as a means of enhancing return. Some securities that these Series may purchase may be issued on a when-issued, delayed delivery or forward commitment basis.

    Each of JNL/Janus Aggressive Growth, JNL/Janus Capital Growth and JNL/Janus Global Equities Series may invest in "special situations" from time to time. A special situation arises when, in the opinion of the sub-adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating special situations might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of this strategy on a Series will depend on the Series' size and the extent of its holdings of special situation issuers relative to total net assets.


                       JNL/PIMCO TOTAL RETURN BOND SERIES

    The investment objective of the JNL/PIMCO Total Return Bond Series is to seek to realize maximum total return, consistent with preservation of capital and prudent investment management. It is a diversified Series that seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration of this Series will normally vary within a three- to six-year time frame based on the sub-adviser's forecast for interest rates. The Series may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the sub-adviser to be of comparable quality). The Series may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Series will concentrate its foreign investments in securities of issuers based in developed countries, but may invest up to 10% of its assets in securities of issuers based in emerging market countries. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the sub-adviser believes to be relatively undervalued. (See "Investment -- Risks Foreign Securities" and "Investment Risks -- Emerging Markets").

    The Series may invest in convertible securities. It may invest in fixed- and floating-rate loans arranged through private negotiations between an issuer of debt instruments and one or more financial institutions. Generally, the Series' investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties. The Series may engage in credit spread trades and invest in floating rate debt instruments. The Series may also invest in inverse floating rate debt instruments. The Series will not invest more than 5% of its net assets in any combination of inverse floater, interest only, or principal only securities. The Series may invest all of its assets in mortgage- or other asset-backed securities. The Series may invest all of its assets in zero coupon bonds or strips. The Series may invest in repurchase agreements, reverse repurchase agreements, dollar rolls and may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. The Series may invest up to 15% of its net assets in illiquid securities.

    The Series may invest in Brady Bonds and may invest in sovereign debt (other than Brady Bonds) issued by governments, their agencies or instrumentalities, or other government-related entities located in emerging market countries. The Series may buy and sell foreign currencies on a spot and forward basis to reduce the risks of adverse changes in foreign exchange rates.

    The Series may invest in options on foreign currencies and foreign currency futures and options thereon. The Series also may invest in foreign currency exchange-related securities, such as foreign currency warrants and other instruments whose return is linked to foreign currency exchange rates. The Series will use these techniques to hedge at least 75% of its exposure to foreign currency.

    The Series may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts. The Series also may enter into swap agreements with respect to foreign currencies, interest rates, and securities indexes. The Series may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of its overall investment strategies. The Series may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Series will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Series' assets.

    The Series does not expect to trade in securities for short-term profits; however, when circumstances warrant, securities may be sold without regard to the length of time held. To the extent the Series engages in short- term trading, it may incur increased transaction costs.

                            JNL/PUTNAM GROWTH SERIES

    The investment objective of the JNL/Putnam Growth Series is to seek long-term capital growth. It is a diversified Series that pursues its investment objective by retaining maximum flexibility in the management of the Series consisting mainly of common stocks. Since income is not an objective, any income generated by the investment of the Series' assets will be incidental to its objective.

    The Series intends to invest primarily in the common stocks of companies believed by the sub-adviser to have opportunities for capital growth. However, since no one class or type of security at all times necessarily affords the greatest promise for capital appreciation, the Series may invest any amount or proportion of its assets in any class or type of security believed by the sub-adviser to offer potential for capital appreciation over both the intermediate and long term. Normally, of course, its investment will consist largely of common stocks selected for the promise they offer of appreciation of capital. However, the Series may also invest in preferred stocks, bonds, convertible preferred stocks and convertible debentures if, in the judgment of the sub-adviser, the investment would further its investment objectives. The Series may invest up to 20% of its net assets in foreign securities. The Series may invest up to 15% of its net assets in illiquid securities. The Series may also engage in certain options transactions and enter into financial futures contracts and related options. Each security held will be monitored to determine whether it is contributing to the basic objective of long-term growth of capital.

    The sub-adviser believes that a portfolio of such securities provides the most effective way to obtain capital appreciation, but when, for temporary defensive purposes (as when market conditions for growth stocks are adverse), other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In addition, for such temporary defensive purposes, the Series may pursue a policy of retaining cash or investing part or all of its assets in cash equivalents.

    To the extent that the Series holds bonds, it may be negatively affected by adverse interest rate movements and credit quality. Generally, when interest rates rise it may be expected that the value of bonds may decrease.

                         JNL/PUTNAM VALUE EQUITY SERIES

    The investment objective of the JNL/Putnam Value Equity Series is capital growth, with income as a secondary objective by investing primarily in common stocks which the sub-adviser believes to be undervalued relative to underlying asset value or earnings potential at the time of purchase. It is a diversified Series that seeks superior market cycle total returns. The Series invests primarily in the common stocks of large capitalization companies mainly domiciled in the United States. Common stocks for this purpose include common stocks and equivalents, such as securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks. Under normal circumstances, the Series will invest at least 65% of the value of its total assets in equity securities. The Series may invest up to 15% of its net assets in illiquid securities.

    Companies considered attractive generally will have the following characteristics: 1) stocks typically will have distinctly above average dividend yields, and 2) the market prices of the stocks will be undervalued relative to the normal earning power of the company. The thrust of this approach is to seek investments where current investor enthusiasm is low, as reflected in their valuations. Exposure is reduced when the investment community's perceptions improve and the company approaches fair valuation.

    The sub-adviser takes a long-term investment approach by placing a strong emphasis on its ability to determine attractive values and does not try to determine short-term changes in the general market level. It is anticipated that the annual turnover rate of the Series will not exceed 100% in normal circumstances. The Series may invest up to 25% of its total assets in the common stocks of foreign issuers.

                      JNL/S&P CONSERVATIVE GROWTH SERIES I


    The investment objective of the JNL/S&P Conservative Growth Series I is to seek capital growth and current income. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Conservative Growth Series I may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities
Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/ JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates approximately 55% to 65% of its assets to Underlying Series that invest primarily in equity securities, 30% to 40% to Underlying Series that invest primarily in fixed-income securities and 0% to 10% to Underlying Series that invest primarily in money market funds. Within these three asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield bonds.

    The allocation of assets in the Series is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.

                        JNL/S&P MODERATE GROWTH SERIES I


    The investment objective of the JNL/S&P Moderate Growth Series I is to seek capital growth. Current income is a secondary objective. It is a non-diversified Series that pursues its investment objectives by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Moderate Growth Series I may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield bonds.

    The allocation of assets in the Series is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity
Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I.

                       JNL/S&P AGGRESSIVE GROWTH SERIES I


    The primary investment objective of the JNL/S&P Aggressive Growth Series I is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Aggressive Growth Series I may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM
America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The  Series  seeks  to  achieve  capital  growth  secondarily   through  its
investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield bonds.

    The allocation of assets in the Series is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I, but more risk than JNL/S&P Conservative Growth Series I or JNL/S&P Moderate Growth Series I.

                     JNL/S&P VERY AGGRESSIVE GROWTH SERIES I


    The investment objective of the JNL/S&P Very Aggressive Growth Series I is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Very Aggressive Growth Series I may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM
America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates up to 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The allocation of assets in the Series is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Equity Growth Series I or JNL/S&P Equity Aggressive Growth Series I.

                         JNL/S&P EQUITY GROWTH SERIES I


    The investment objective of the JNL/S&P Equity Growth Series I is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Equity Growth Series I may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series invests in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The allocation of assets in the Series is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I and JNL/S&P Aggressive Growth Series I, but less risk than JNL/S&P Equity Aggressive Growth Series I or JNL/S&P Very Aggressive Growth Series I.

                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I


    The investment objective of the JNL/S&P Equity Aggressive Growth Series I is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Equity Aggressive Growth Series I may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM
America/JNL Money Market Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series invests in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stock of smaller companies with above-average growth potential.

    The allocation of assets in the Series is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I or JNL/S&P Equity Growth Series I, but less risk than JNL/S&P Very Aggressive Growth Series I.

                      JNL/S&P CONSERVATIVE GROWTH SERIES II


    The investment objective of the JNL/S&P Conservative Growth Series II is to seek capital growth and current income. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Conservative Growth Series II may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates approximately 60% to 70% of its assets to Underlying Series that invest primarily in equity securities and 30% to 40% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield bonds.

    The allocation of assets in the Series is expected to result in less risk than that incurred by JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II.

                        JNL/S&P MODERATE GROWTH SERIES II


    The investment objective of the JNL/S&P Moderate Growth Series II is to seek capital growth. Current income is a secondary objective. It is a non-diversified Series that pursues its investment objectives by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Moderate Growth Series II may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates approximately 70% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 30% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield bonds.

    The allocation of assets in the Series is expected to result in less risk than that incurred by JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II, but more risk than JNL/S&P Conservative Growth Series II.

                       JNL/S&P AGGRESSIVE GROWTH SERIES II


    The primary investment objective of the JNL/S&P Aggressive Growth Series II is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Aggressive Growth Series II may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates approximately 85% to 95% of its assets to Underlying Series that invest primarily in equity securities and 5% to 15% to Underlying Series that invest primarily in fixed-income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth primarily through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The  Series  seeks  to  achieve  capital  growth  secondarily   through  its
investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest in foreign bonds denominated in currencies other than U.S. dollars as well as Underlying Series that invest exclusively in bonds of U.S. issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities, as well as Underlying Series that invest in high-yield bonds.

    The allocation of assets in the Series is expected to result in less risk than that incurred by JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II, but more risk than JNL/S&P Conservative Growth Series II or JNL/S&P Moderate Growth Series II.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II


    The investment objective of the JNL/S&P Very Aggressive Growth Series II is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Very Aggressive Growth Series II may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates up to 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The allocation of assets in the Series is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Equity Growth Series II or JNL/S&P Equity Aggressive Growth Series II.

                         JNL/S&P EQUITY GROWTH SERIES II


    The investment objective of the JNL/S&P Equity Growth Series II is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Equity Growth Series II may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series invests in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The allocation of assets in the Series is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II and JNL/S&P Aggressive Growth Series II, but less risk than JNL/S&P Equity Aggressive Growth Series II or JNL/S&P Very Aggressive Growth Series II.

                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II


    The investment objective of the JNL/S&P Equity Aggressive Growth Series II is to seek capital growth. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Equity Aggressive Growth Series II may invest are the JNL/Janus Aggressive Growth Series, JNL/Janus Global Equities Series, JNL/Alliance Growth Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series.


    Under normal circumstances, the Series allocates 100% of its assets to Underlying Series that invest primarily in equity securities. The Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series invests in Underlying Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The allocation of assets in the Series is expected to result in more risk than that incurred by JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II or JNL/S&P Equity Growth Series II, but less risk than JNL/S&P Very Aggressive Growth Series II.


                    JNL/S&P CONSERVATIVE GROWTH INDEX SERIES

    The investment objective of the JNL/S&P Conservative Growth Index Series is to seek capital growth and current income. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Conservative Growth Index Series may invest are the JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/SSGA Enhanced Intermediate Bond Index Series, JNL/SSGA Russell 2000 Index Series, JNL/SSGA S&P 500 Index Series, JNL/SSGA S&P MidCap Index Series, and PPM America/JNL Money Market Series.

    Under normal circumstances, the Series allocates approximately 50% to 75% of its assets to Underlying Series that invest primarily in equity securities, 15% to 50% to Underlying Series that invest primarily in fixed income securities and 0% to 20% to Underlying Securities that invest primarily in money market funds. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underling Series that invest primarily in equity securities. Such investments may include Underlying Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities rated at least BBB- by Standard & Poor's or Baa3 by Moody's Investor Services.

                      JNL/S&P MODERATE GROWTH INDEX SERIES

    The investment objective of the JNL/S&P Moderate Growth Index Series is to seek capital growth. Current income is a secondary objective. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Moderate Growth Index Series may invest are the JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/SSGA Enhanced Intermediate Bond Index Series, JNL/SSGA International Index Series, JNL/SSGA Russell 2000 Index Series, JNL/SSGA S&P 500 Index Series, JNL/SSGA S&P MidCap Index Series and PPM America/JNL Money Market Series.

    Under normal circumstances, the Series allocates approximately 60% to 80% of its assets to Underlying Series that invest primarily in equity securities and 20% to 40% to Underlying Series that invest primarily in fixed income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities rated at least BBB- by Standard & Poor's or Baa3 by Moody's Investor Service.

                     JNL/S&P AGGRESSIVE GROWTH INDEX SERIES

    The investment objective of the JNL/S&P Aggressive Growth Index Series is to seek capital growth. Current income is a secondary objective. It is a non-diversified Series that pursues its investment objective by investing in a diversified group of Series of the JNL Series Trust ("Underlying Series"). The Underlying Series in which the JNL/S&P Aggressive Growth Index Series may invest are the JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/SSGA Enhanced Intermediate Bond Index Series, JNL/SSGA International Index Series, JNL/SSGA Russell 2000 Index Series, JNL/SSGA S&P 500 Index Series, JNL/SSGA S&P MidCap Index Series and PPM America/JNL Money Market Series.

    Under normal circumstances, the Series allocates 75% to 100% of its assets to Underlying Series that invest primarily in equity securities and 0% to 25% to Underlying Series that invest primarily in fixed income securities. Within these asset classes, the Series remains flexible with respect to the percentage it will allocate among particular Underlying Series. When the sub-adviser believes that a temporary defensive position is desirable, the Series may invest up to 100% of its assets in cash or cash equivalents.

    The Series seeks to achieve capital growth through its investments in Underlying Series that invest primarily in equity securities. Such investments may include Series that invest in stocks of large established companies as well as those that invest in stocks of smaller companies with above-average growth potential.

    The Series seeks to achieve current income through its investment in Underlying Series that invest primarily in fixed-income securities. Such investments may include Underlying Series that invest exclusively in bonds of U.S. corporate and government issuers. The Series may invest in Underlying Series that invest exclusively in investment-grade securities rated at least BBB- by Standard & Poor's or Baa3 by Moody's Investors Service.

                JNL/SSGA ENHANCED INTERMEDIATE BOND INDEX SERIES

    The investment objective of the JNL/SSGA Enhanced Intermediate Bond Fund Index Series is to seek to match or exceed the return of the Lehman Brothers Intermediate Government/Corporate Bond Index. The Series utilizes an enhanced bond indexing strategy which seeks to add incremental value over the Lehman Brothers Intermediate Government/Corporate Index in a risk-controlled framework. It is a diversified Series that invests in a portfolio of intermediate maturity investment grade fixed income securities, primarily government, corporate and asset-backed securities.

    The Series will invest primarily in a portfolio of U.S. dollar-denominated U.S. Treasury, Agency, corporate securities, mortgage securities, asset-backed securities, supranational and sovereign debt obligations, repurchase and reverse repurchase agreements and other securities and instruments consistent with the Series' investment objective. The Series will only invest in investment grade securities. The Series may engage in swap transactions and financial futures and options transactions. The Series may invest in money market funds including, but not limited to, money market mutual funds for which the sub-adviser acts as an investment adviser.

    The sub-adviser uses a combination of quantitative and qualitative analysis in balancing the top-down sector selection decision with the bottom-up issue selection components. At the macro level, sector selection occurs among governments, corporate and structured product. At the micro level, sub-sector and issue selection are based upon fundamental and technical analysis. The sub-adviser's core strategies focus on relative value analysis in the search for rewarded risk.

                       JNL/SSGA INTERNATIONAL INDEX SERIES

    The investment objective of the JNL/SSGA International Index Series is to seek to closely match the performance of the Morgan Stanley Capital International Europe and Australasia, Far East Equity Index ("MSCI EAFE Index") while minimizing transaction costs. It is a diversified Series that employs an index replication approach to construct a portfolio whose returns closely parallel those of the MSCI EAFE Index. This approach generally results in low turn-over, accurate tracking and low costs. The sub-adviser uses a hierarchy of trading processes when appropriate - internal crossing, external crossing, futures and agency trades - to attempt to capitalize on every opportunity to reduce the Series' transaction costs.

    The Series will hold all securities contained in the MSCI EAFE Index. In order to provide 100% equity exposure, the Series may hold up to 25% of its value in EAFE futures contracts in lieu of cash equivalents. U.S. Treasury Bills and other short term cash equivalents will be held as collateral for the futures contracts. Futures enable better tracking of MSCI EAFE Index returns and allow for greater liquidity. The Series may lend securities to financial institutions such as broker/dealers and other recognized institutional investors. These loans earn income for the Series and are collateralized by cash or government securities. The Series might experience a loss if the financial institution defaults on the loan.

                       JNL/SSGA RUSSELL 2000 INDEX SERIES

    The investment objective of the JNL/SSGA Russell 2000 Index Series is to seek to closely match the returns and characteristics of the Russell 2000 Index. It is a diversified Series that employs a replication approach to construct a portfolio whose returns closely track those of the Russell 2000 Index. This approach generally results in low turn-over, accurate tracking and low costs.

    The Series will invest in the common stocks which are contained in the Russell 2000 Index. The Series may also hold U.S. Treasury Bills, short-term fixed income securities, equity index futures, Standard & Poor's Depositary
Receipts traded on the American Stock Exchange and other similar derivative instruments.

    To provide 100% exposure to the equity market and increase tracking accuracy, the Series may hold Russell 2000 Index futures contracts in lieu of cash (no more than 5% of the holdings are futures). Futures enable better tracking of index returns and allow for greater liquidity. The Series may lend securities to financial institutions such as broker/dealers and other recognized institutional investors. These loans earns income for the Series and are collateralized by cash or government securities. The Series might experience a loss if the financial institution defaults on the loan.

    The sub-adviser's objective is to buy and hold securities, trading only when there is a change in the composition of the Russell 2000 Index or when cash flow activity occurs in the Series. The sub-adviser uses a hierarchy of trading alternatives when appropriate - internal crossing, external crossing, futures, and open market trades - to attempt to capitalize on every opportunity to reduce the Series' transaction costs.

                          JNL/SSGA S&P 500 INDEX SERIES

    The investment objective of the JNL/SSGA S&P 500 Index Series is to seek to closely match the returns and characteristics of the Standard & Poor's 500 Stock Index ("S&P 500 Index"). It is a diversified Series. Using a replication process, the sub-adviser purchases each security for the Series in the same capitalization weight as it appears in the S&P 500 Index. This approach generally results in low turnover, accurate tracking, and low costs. The sub-adviser's approach is to buy and hold securities, trading only when there is a change in the composition of the S&P 500 Index or when cash flow activity occurs in the Series. The sub-adviser uses a hierarchy of trading alternatives when appropriate internal crossing, external crossing, futures, and open market trades - to attempt to capitalize on every opportunity to reduce the Series' transaction costs.

    Subject to certain pending corporate actions, the Series will hold all 500 equity securities contained in the S&P 500 Index. In order to provide 100% equity exposure, the Series may hold up to 25% of its value in S&P 500 futures contracts in lieu of cash equivalents. U.S. Treasury Bills and other short term cash equivalents will be held as collateral for the futures contracts. Futures enable better tracking of S&P 500 Index returns and allow for greater liquidity. The Series may lend securities to financial institutions such as broker/dealers and other recognized institutional investors. These loans earn income for the Series and are collateralized by cash or government securities. The Series might experience a loss if the financial institution defaults on the loan.

                        JNL/SSGA S&P MIDCAP INDEX SERIES

    The objective of the JNL/SSGA S&P MidCap Index Series is to seek to closely match the returns and characteristics of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400 Index"). It is a diversified Series. Using a replication process, the sub-adviser purchases each security for the Series in the same capitalization weight as it appears in the S&P MidCap 400 Index. This approach generally results in low turnover, accurate tracking and low costs. The sub-adviser's approach is to buy and hold securities, trading only when there is a change in the composition of the S&P MidCap 400 Index or when cash flow activity occurs in the Series. The sub-adviser uses a hierarchy of trading alternatives when appropriate - internal crossing, external crossing, futures, and open market trades - to attempt to capitalize on every opportunity to reduce the Series' transaction costs.

    Subject to certain pending corporate actions, the Series will hold all equity securities contained in the S&P MidCap 400 Index. Investments shall be selected on the basis of tracking the S&P MidCap 400 Index. The allocation and balance of investments within the Series' portfolio may be re-weighted or replaced in order to maintain the industry weightings consistent with the S&P MidCap 400 Index. The Series will be rebalanced periodically to reflect any changes in the S&P MidCap 400 Index and all dividends and realized capital gains will be reinvested.

    Pending the investment of cash, interest bearing cash equivalents, notes and other short-term items and securities, including call accounts, may be acquired. To provide 100% equity exposure, the Series may invest in equity index futures and other derivatives. Futures enable better tracking of S&P MidCap 400 Index returns and allow for greater liquidity.


                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

    The investment objectives of the Goldman Sachs/JNL Growth & Income Series are to provide investors with long-term growth of capital and growth of income. It is a diversified Series that invests, under normal circumstances, at least 65% of its total assets in equity securities that the sub-adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

    The Series may invest up to 35% of its total assets in fixed income securities that, in the opinion of the sub-adviser, offer the potential to further the Series' investment objectives. In addition, although the Series will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets and countries and securities quoted in foreign currencies. (See "Investment Risks -- Foreign Securities" and "Investment Risks -- Emerging Markets").

    The Series is managed using a value oriented approach. The sub-adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the sub-adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Series may also purchase securities of companies that have experienced difficulties and that, in the opinion of the sub-adviser, are available at attractive prices.

    In choosing the Series' securities, the sub-adviser utilizes first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The sub-adviser may also use macro analysis of numerous economic and valuation variables to anticipate changes in company earnings and the overall investment climate. The sub-adviser is able to draw on the research and market expertise of its affiliates as well as information provided by other securities dealers. Equity securities in the Series' portfolio will generally be sold when the sub-adviser believes that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

    The Series may invest in common stocks, preferred stocks, U.S. Government securities, convertible debt obligations, convertible preferred stocks, mortgage- and asset-backed securities, corporate debt obligations, structured securities, limited liability companies, equity interests in trusts, partnerships, joint ventures and similar enterprises, interests in real estate investment trusts, warrants and stock purchase rights. The Series may purchase when-issued securities and may purchase securities on a forward commitment basis. The Series may invest up to 15% of its net assets in illiquid securities.

    The Series may invest in securities of foreign issuers, including sponsored and unsponsored American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts or other similar instruments representing securities of foreign issuers. The Series may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. The Series may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

    The Series may invest in debt securities rated at least investment grade at the time of investment and may invest up to 10% of its total assets in debt securities which are unrated or rated in the lowest rating categories by S&P or Moody's, including securities rated D by S&P or Moody's. The lower-rated bonds in which the Series may invest are commonly referred to as "junk bonds." (See "Investment Risks --High Yield/High Risk Bonds").

    The Series may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The Series may, to the extent it invests in foreign securities, purchase and sell call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts to seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates. The Series may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities, foreign currencies, securities indices and other financial instruments and indices.

    The Series may, for temporary defensive purposes, invest up to 100% of its total assets in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by S&P or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When the Series' assets are invested in such instruments, the Series may not be achieving its investment objective.

                        LAZARD/JNL SMALL CAP VALUE SERIES


    The investment objective of the Lazard/JNL Small Cap Value Series is to seek capital appreciation. It is a non-diversified Series that seeks to achieve its investment objective through investing primarily in equity securities of United States companies with market capitalizations under $1 billion at the time of purchase that are believed by the sub-adviser to be inexpensively priced relative to the return on total capital or equity. The equity securities in which the Series may invest include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants listed on national or regional securities exchanges or traded over-the-counter, real estate investment trusts and American and Global Depositary Receipts. Investments are generally made in equity securities of companies which in the sub-adviser's opinion have one or more of the following characteristics: (i) are undervalued relative to their earnings power, cash flow, and/or asset values;
(ii) have an attractive price/value relationship, i.e. have high returns on equity and/or assets with correspondingly low price-to-book and/or price-to-asset value as compared to the market generally or the companies' industry groups in particular, with expectations that some catalyst will cause the perception of value to change within a 24-month time horizon; (iii) have experienced significant relative underperformance and are out of favor due to a set of circumstances which are unlikely to harm a company's franchise or earnings power over the longer term; (iv) have low projected price-to-earnings or price-to-cash-flow multiples relative to their industry peer group and/or the market in general; (v) have the prospect, or the industry in which the company operates has the prospect, to allow it to become a larger factor in the business and receive a higher valuation as such; (vi) have significant financial leverage but have high levels of free cash flow used to reduce leverage and enhance shareholder value; and (vii) have a relatively short corporate history with the expectation that the business may grow to generate meaningful cash flow and earnings over a reasonable investment horizon.


    Under normal market conditions, the Series will invest at least 80% of the value of its total assets in the small capitalization equity securities described above.

    The sub-adviser believes that the issuers of small capitalization stocks often have sales and earnings growth rates which exceed those of larger companies, and that such growth rates may in turn be reflected in more rapid share price appreciation, however, investing in smaller capitalization stocks can involve greater risk than is customarily associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Also, securities in the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings and thus may create a greater chance of loss than investing in securities of large capitalization companies.

    The sub-adviser continually evaluates the securities owned by the Series, and changes may be made whenever the sub-adviser determines such securities no longer meet the Series' investment objective. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in securities prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes.

    The Series may at any time invest funds awaiting investment or held as reserves for the purposes of satisfying redemption requests, payment of dividends or making other distributions, in cash and short-term money market instruments; provided, however, that such investments will not ordinarily exceed 5% of the total assets of the Series. The Series may purchase floating and variable rate obligations of the same quality as it otherwise is allowed to purchase. The Series may purchase securities on a when-issued basis. The Series may invest in securities of companies that have operated for less than three years, including the operations of predecessors. It will not make investments that will result in more than 10% of its total assets being invested in the securities of unseasoned companies. The Series may invest in warrants. The Series may invest up to 15% of its net assets in illiquid securities.

    In addition, the Series may engage in various investment techniques, such as options and futures transactions, foreign currency transactions, leveraging, short-selling and lending portfolio securities.

    When, in the judgment of the sub-adviser, business or financial conditions warrant, the Series may assume a temporary defensive position and invest without limitation in large capitalization companies or short-term money market instruments or hold its assets in cash.

                         LAZARD/JNL MID CAP VALUE SERIES

    The investment objective of the Lazard/JNL Mid Cap Value Series is to seek capital appreciation. It is a non-diversified Series that seeks to achieve its investment objective by investing primarily in equity securities of United States companies with market capitalizations in the range of companies represented in the Russell Midcap Index that the sub-adviser considers inexpensively priced relative to the return on total capital or equity. Market capitalization of a company's stock is its market price per share times the number of shares outstanding. The Russell Midcap Index is composed of the 800 smallest companies in the Russell 1000 Index. As of the latest reconstitution, the Russell Midcap Index had a dollar-weighted average market capitalization of approximately $4.8 billion and a median capitalization of approximately $2.7 billion. The equity securities in which the Series may invest include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, real estate investment trusts and American and Global Depositary Receipts.

    Under normal market conditions, the Series will invest at least 80% of the value of its total assets in the equity securities of undervalued medium capitalization issuers. Assets not invested in such equity securities generally will be invested in the equity securities of larger capitalization issuers or debt securities, including cash equivalents. The Series also may invest up to 15% of its total assets in foreign equity or debt securities. The Series may invest up to 15% of its net assets in illiquid securities.

    When, in the sub-adviser's judgment, business or financial conditions warrant, the Series may assume a temporary defensive position and invest without limitation in large capitalization companies or short-term money market instruments.

    In addition, the Series may engage in various investment techniques, such as options and futures transactions, foreign currency transactions, leveraging, short-selling and lending portfolio securities.

                         PPM AMERICA/JNL BALANCED SERIES

    The investment objective of the PPM America/JNL Balanced Series is to seek reasonable income, long-term capital growth and preservation of capital. It is a diversified Series that intends to invest based on combined consideration of risk, income, capital enhancement, and protection of capital value. The Series may invest in any type or class of security. Normally, the Series will invest in common stocks and fixed income securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities.


    The Series may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred debt obligations. The Series may invest without limit in zero coupon bonds. The Series may invest up to 15% of its net assets in illiquid securities. In implementing the investment objectives of this Series, the sub-adviser will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. For temporary defensive purposes when the sub-adviser believes that adverse market conditions warrant, the Series may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.


    The Series will emphasize investments in investment grade fixed income securities which are rated within the four highest categories by recognized rating agencies, e.g., S&P and Moody's. However, the Series may take a modest position in lower or non-rated fixed income securities, but the Series will not invest more than 35% of its net assets, determined at the time of investment, in high yield, high risk fixed income securities. The Series may invest in bonds rated as low as Ca by Moody's or CC by S&P. A fixed income securities issue may have its ratings reduced below the minimum permitted for purchase by the Series. In that event the sub-adviser will determine whether the Series should continue to hold such issue in its portfolio. If, in the sub-adviser's opinion, market conditions warrant, the Series may increase its position in lower or non-rated securities from time to time. The lower rated and non-rated convertible securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. The price of these fixed income securities will generally move in inverse proportion to interest rates. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Series holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity. (See "Investment Risks High Yield/High Risk Bonds").

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

    The primary investment objective of the PPM America/JNL High Yield Bond Series is a high level of current income; its secondary investment objective is capital appreciation by investing in fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. It is a diversified Series.

    Under normal market conditions, the Series will be invested substantially in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed income securities, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. These high risk, high yield bonds typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower-yielding, higher-rated bonds. (See "Investment Risks -- High Yield/High Risk Bonds").

    High risk, high yield bonds generally include any bonds that are rated Ba or below by Moody's or BB or below by S&P or that are unrated but considered by the sub-adviser to be of equivalent credit quality. Bonds rated Ba or BB or below are considered speculative. The Series may invest without limitation in bonds rated as low as Ca by Moody's or C by S&P (or unrated but considered by the sub-adviser to be of equivalent quality). In addition, the Series may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of equivalent quality). High yield bonds are riskier than lower-yielding, higher-rated bonds.

    In pursuing its secondary investment objective of capital appreciation, the Series may purchase high yield bonds that are expected by the sub-adviser to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 25% of its assets in equity securities, such as common stocks, or other securities having common stock characteristics. Securities designated as having common stock characteristics include, but are not limited to, securities convertible into or exchangeable for common stock.

    Treating high current income as its primary investment objective means that the Series may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.


    Up to 25% of the Series' assets may be invested in securities of foreign issuers, which are generally denominated in currencies other than the U.S. dollar. The Series also has the ability to hold a portion of its assets in foreign currencies and to enter into forward foreign currency exchange contracts, currency options, currency and financial futures contracts, and options on such futures contracts. The Series may enter into repurchase agreements and firm commitment agreements and may purchase securities on a when-issued basis. The Series may invest without limit in zero coupon bonds. The Series may invest up to 15% of its net assets in illiquid securities. Investment in foreign securities also involves special risks.


    Under normal market conditions, the Series will invest at least 65% of its total assets in high risk, high yield bonds as described above. Subject to this requirement, the Series may maintain assets in cash or cash equivalents, including commercial bank obligations (certificates of deposit, which are interest-bearing time deposits; bankers' acceptances, which are time drafts on a commercial bank for which the bank accepts an irrevocable obligation to pay at maturity; and demand or time deposits), commercial paper (short-term notes issued by corporations or governmental bodies) and obligations issued or guaranteed by the U.S. Government. The Series may adopt temporary defensive position investment policies during adverse market, economic or other circumstances that require immediate action to avoid losses. During periods when and to the extent that the Series has assumed a temporary defensive position, the Series may not be pursuing its investment objective.

                       PPM AMERICA/JNL MONEY MARKET SERIES

    The investment objective of the PPM America/JNL Money Market Series is to achieve as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments. It is a diversified Series that pursues its investment objective by investing mainly in debt, but the Series shall retain maximum flexibility in the management of its portfolio.

    The  Series  invests  in  high  quality  money  market  instruments.   These
instruments are considered to be among the safest investments available because of their short maturities, liquidity and high quality ratings.

    This Series will invest exclusively in the following types of high quality, U.S. dollar denominated money market instruments that mature in 397 days or less:

    o Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities.

    o Obligations, such as time deposits, certificates of deposit and bankers acceptances, issued by U.S. banks and savings banks that are members of the Federal Deposit Insurance Corporation, including their foreign branches and foreign subsidiaries, and issued by domestic and foreign branches of foreign banks.

    o Corporate obligations, including commercial paper, of domestic and foreign issuers.

    o Obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities.

    o Repurchase agreements on obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    Investments are managed to meet the quality and diversification requirements of the 1940 Act. Under Rule 2a-7 under the 1940 Act, the Series must maintain a dollar-weighted average portfolio maturity of 90 days or less and may only purchase U.S. dollar denominated instruments that are determined to present minimal credit risks and that at the time of acquisition are rated in the top two rating categories by the required number of nationally recognized statistical rating organizations (at least two or, if only one rating agency has rated the security, that one agency) or, if unrated, are deemed comparable in quality. Determination of credit risks and quality will be made by the sub-adviser in accordance with procedures adopted by the Trust's Board of Trustees. The diversification requirements of Rule 2a-7 provide generally that the Series may not at the time of acquisition invest more than 5% of its assets in securities of any one issuer or invest more than 5% of its assets in securities that have not been rated in the highest category by the required number of rating agencies or, if unrated, have not been deemed comparable, except U.S. Government securities and repurchase agreements on such securities. A more complete description of the rating categories is set forth under Appendix A.

    The Series may invest more than 25% of its total assets in the domestic banking industry, which would cause the Series to be more exposed to the risks of such industry. Bank obligations held by the Series do not benefit materially from insurance from the Federal Deposit Insurance Corporation. The 25% limitation does not apply to U.S. Government securities, including obligations issued or guaranteed by its agencies or instrumentalities. The Series may invest up to 10% of its net assets in illiquid securities.

                      SALOMON BROTHERS/JNL BALANCED SERIES

    The investment objective of the Salomon Brothers/JNL Balanced Series is to seek to obtain above-average income (compared to a portfolio entirely invested in equity securities). The Series' secondary objective is to take advantage of opportunities for growth of capital and income. It is a diversified Series that seeks to achieve its investment objectives by investing in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. The Series may vary the percentage of assets invested in any one type of security in accordance with the sub-adviser's view of existing and anticipated economic and market conditions, fiscal and monetary policy and underlying security values. Under normal market conditions, it is anticipated that at least 40% of the Series' total assets will be invested in equity securities.

    Equity securities in which the Series may invest include common and preferred stock (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stock, stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and American, Global or other types of Depositary Receipts. Most of the equity securities purchased by the Series are expected to be traded on a stock exchange or in an over-the-counter market.

    The sub-adviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Series' long-term debt investments will consist of "investment grade" securities; that is, securities rated Baa or better by Moody's or BBB or better by S&P or Fitch or determined by the sub-adviser to be of comparable quality to securities so rated. Up to 20% of the Series' net assets may be invested in nonconvertible fixed income securities that are rated Ba or lower by Moody's or BB or lower by S&P or Fitch or determined by the sub-adviser to be of comparable quality. These securities are commonly known as "junk bonds." There is no limit on the amount of the Series' assets that can be invested in convertible securities rated below investment grade. (See "Investment Risks -- High Yield/High Risk Bonds").

    In addition to corporate debt securities, the Series may invest in U.S. Government securities and mortgage-backed securities. The U.S. Government securities in which the Series may invest include (i) U.S. Treasury obligations;
(ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage
Corporation and the Federal National Mortgage Association; and (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities or by the full faith and credit of the U.S. Government. The mortgage-backed securities in which the Series may invest represent participating interests in pools of fixed rate and adjustable rate residential mortgage loans issued or guaranteed by agencies or instrumentalities of the U.S. Government. The Series may also purchase privately issued mortgage securities which are not guaranteed by the U.S. Government or its agencies or instrumentalities.

    The Series may invest in corporate asset-backed securities that have thirteen months or less remaining to maturity and are rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by one NRSRO if only one NRSRO has rated the security or, if not rated, deemed by the sub-adviser to be of comparable quality.

    Other fixed income securities in which the Series may invest include zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind. The Series may invest up to 20% (and generally expects to invest between 10% and 20%) of its total assets in foreign securities (including American Depositary Receipts). (See "Investment Risks -- Foreign Securities"). The Series may invest a portion of its assets in loan participations and assignments. The Series may enter into repurchase agreements and reverse repurchase agreements, may purchase securities on a firm commitment basis, including when-issued securities, and may lend portfolio securities. The Series will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

    The Series may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. The Series will not invest more than 15% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable.

    The Series may use the following investment strategies to hedge market risks, to manage the effective maturity or duration of debt instruments held by the Series, or to seek to increase the Series' income or gains: purchase and sell interest rate, stock or bond index futures contracts; purchase and sell exchange listed and over-the-counter put and call options on securities, futures contracts, indices and other financial instruments; and enter into interest rate transactions, equity swaps and related transactions, invest in indexed debt securities and other similar transactions which may be developed to the extent the sub-adviser determines that they are consistent with the Series' investment objective and policies and applicable regulatory requirements. The Series' interest rate transactions may take the form of swaps, caps, floors and collars.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

    The primary investment objective of the Salomon Brothers/JNL Global Bond Series is to seek a high level of current income. As a secondary objective, the Series will seek capital appreciation. It is a diversified Series. The Series seeks to achieve its objectives by investing in a globally diverse portfolio of fixed income investments and by giving the sub-adviser broad discretion to deploy the assets among certain segments of the fixed income market that the sub-adviser believes will best contribute to the achievement of the Series' objectives. At any point in time, the sub-adviser will deploy the Series' assets based on its analysis of current economic and market conditions and the relative risks and opportunities present in the following market segments: U.S. Government obligations, investment grade domestic corporate debt, high yield domestic corporate debt securities, mortgage-backed securities and investment grade and high yield foreign corporate and sovereign debt securities. The Series' sub-adviser and the Trust's investment adviser have entered into an agreement with the sub-adviser's London-based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited") pursuant to which SBAM Limited will provide certain advisory services to the sub-adviser relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series.

    The sub-adviser will determine the amount of assets to be allocated to each type of security in which it invests based on its assessment of the maximum level of income and capital appreciation that can be achieved from a portfolio which is invested in these securities. In making this determination, the sub-adviser will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security based on current and historical economic, market, political and technical data for each type of security, as well as on its own assessment of economic and market conditions both on a global and local (country) basis. In performing quantitative analysis, the sub-adviser will employ prepayment analysis and option adjusted spread technology to evaluate mortgage securities, mean variance optimization models to evaluate foreign debt securities, and total rate of return analysis to measure relative risks and opportunities in other fixed income markets. Economic factors considered will include current and projected levels of growth and inflation, balance of payments, status and monetary policy. The allocation of assets to foreign debt securities will further be influenced by current and expected currency relationships and political and sovereign factors. The sub-adviser will continuously review this allocation of assets and make such adjustments as it deems appropriate. The Series does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

    In addition, the sub-adviser will have discretion to select the range of maturities of the various fixed income securities in which the Series invests. The sub-adviser anticipates that under current market conditions the Series' portfolio securities will have a weighted average life of 6 to 10 years. However, the weighted average life of the portfolio securities may vary substantially from time to time depending on economic and market conditions. The Series may adopt temporary defensive position investment policies during adverse market, economic or other circumstances that require immediate action to avoid losses. During periods when and to the extent that the Series has assumed a temporary defensive position, the Series may not be pursuing its investment objective.

    The investment grade corporate debt securities and the investment grade foreign debt securities to be purchased by the Series are domestic and foreign debt securities rated within the four highest bond ratings of either Moody's or S&P, or, if unrated, deemed to be of equivalent quality in the sub-adviser's judgment. While debt securities carrying the fourth highest quality rating (Baa by Moody's or BBB by S&P) are considered investment grade and are viewed to have adequate capacity for payment of principal and interest, investments in such securities involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such debt securities lack outstanding investment characteristics and in fact have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

    The Series may purchase U.S. Government obligations and mortgage-backed securities. In addition, the Series may purchase privately issued mortgage securities which are not guaranteed by the U.S. Government or its agencies or instrumentalities and may purchase stripped mortgage securities, including interest-only and principal-only securities. Additional information with respect to securities to be purchased by the Series is set forth below under the sections entitled "Common Types of Securities and Management Practices" and "Investment Risks."

    The Series may invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supranational organizations. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units.

    In pursuing the Series' investment objectives, the Series reserves the right to invest predominantly in medium or lower-rated securities. Although the Series has the ability to invest up to 100% of its assets in lower-rated securities, the Series' sub-adviser does not anticipate investing in excess of 75% of the Series' assets in such securities. Investments of this type involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. The sub-adviser anticipates that under current market conditions, a significant portion of the Series assets will be invested in such high risk, high yield securities. By investing a portion of the Series' assets in securities rated below investment grade as well as through investments in mortgage securities and foreign debt securities, the sub-adviser expects to provide investors with a higher yield than a high-quality domestic corporate bond fund. Certain of the debt securities in which the Series may invest may be rated as low as C by Moody's or D by S&P or may be considered comparable to securities having such ratings. Medium and lower-rated securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

    In light of the risks associated with high yield corporate and sovereign debt securities, the sub-adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser will also review the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objective may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

    The high yield sovereign debt securities in which the Series may invest are U.S. dollar-denominated debt securities, including Brady Bonds, and non-dollar denominated debt securities that are issued or guaranteed by governments or governmental entities of developing and emerging countries. The sub-adviser expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the portfolio is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. (See "Investment Risks High Yield/High Risk Bonds"). The sub-adviser anticipates that the Series' initial investments in sovereign debt will be concentrated in Latin American countries, including Mexico and Central and South American and Caribbean countries. The sub-adviser expects to take advantage of additional opportunities for investment in the debt of North African countries, such as Nigeria and Morocco, Eastern European countries, such as Poland and Hungary, and Southeast Asian countries, such as the Philippines. Sovereign governments may include national, provincial, state, municipal or other foreign governments with taxing authority. Governmental entities may include the agencies and instrumentalities of such governments, as well as state-owned enterprises. (For a more detailed discussion of high yield sovereign debt securities, see "Investment Risks -- High Yield/High Risk Bonds").

    The Series will be subject to special risks as a result of its ability to invest up to 100% of its assets in foreign securities (including emerging market securities). Such securities may be non-U.S. dollar denominated and there is no limit on the percentage of the Series' assets that can be invested in non-dollar denominated securities. The sub-adviser anticipates that, under current market conditions, a significant portion of the Series' assets will be invested in foreign securities. (See "Investment Risks"). The ability to spread its investments among the fixed income markets in a number of different countries may, however, reduce the overall level or market risk to the extent it may reduce the Series' exposure to a single market.

    The Series may invest in zero coupon securities and pay-in-kind bonds. (See "Common Types of Securities and Management Practices"). In addition, the Series may invest in fixed and floating rate loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions. The Series may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The Series considers these investments to be investments in debt securities for purposes of this Prospectus.

    The Series may invest up to 20% of its assets in common stock, convertible securities, warrants, preferred stock or other equity securities when consistent with the Series' objectives. The Series will generally hold such equity investments as a result of purchases of unit offerings of fixed income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities, but may also purchase equity securities not associated with fixed income securities when, in the opinion of the sub-adviser, such purchase is appropriate.

    The Series currently intends to invest substantially all of its assets in fixed income securities. In order to maintain liquidity, however, the Series may invest up to 20% of its assets in high-quality short-term money market instruments. If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the market for fixed income securities, the Series for temporary defensive purposes may invest its assets without limit in high-quality short-term money market instruments.

    The Series may enter into  repurchase  and  reverse  repurchase  agreements, purchase securities on a firm commitment basis, including when-issued securities, enter into mortgage "dollar rolls" and lend portfolio securities. The Series will not make loans of portfolio securities with a value in excess of 25% of the Series' total assets. The Series may invest up to 15% of its net assets in illiquid securities. The Series may also enter into options, futures and currency transactions, although with the exception of currency transactions, it is not presently anticipated that any of these strategies will be utilized to a significant degree by the Series. (See "Common Types of Securities and Management Practices" and "Investment Risks"). The Series' ability to pursue certain of these strategies may be limited by applicable regulations of the Securities and Exchange Commission, the Commodity Futures Trading Commission and the federal income tax requirements applicable to regulated investment companies.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

    The investment objective of the Salomon Brothers/JNL High Yield Bond Series is to maximize current income. As a secondary objective, the Series will seek capital appreciation. It is a diversified Series that seeks to achieve its objectives by investing primarily in a diversified portfolio of high yield fixed-income securities rated in medium or lower rating categories or determined by the sub-adviser to be of comparable quality. The Series intends to invest, under normal market conditions, at least 80% of its total assets in non-investment grade fixed-income securities (e.g., bonds, debentures, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, commercial paper and other obligations and preferred stock).

    The debt obligations in which the Series will invest generally will be rated, at the time of investment, "Ba" or "B" or lower by Moody's or "BB" or "B" or lower by S&P, or determined by the sub-adviser to be of comparable quality. Debt securities rated by both Moody's and S&P need only satisfy the foregoing ratings standards with respect to either the Moody's or the S&P rating. The Series is not required to dispose of a debt security if its credit rating or credit quality declines. Medium and low-rated and comparable unrated securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, such securities also involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-rated securities. Certain of the debt securities purchased by the Series may be rated as low as C by Moody's or D by S&P or may be comparable to securities so rated. The lower-rated bonds in which the Series may invest are commonly referred to as "junk bonds." An investment in the Series should not be considered as a complete investment program. (See "Investment Risks -- High Yield/High Risk Bonds").

    In light of the risks associated with high yield debt securities, the sub-adviser will take various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these will typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these will typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The investment manager will also review the ratings, if any, assigned to the security by any recognized rating agencies, although the investment manager's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

    The sub-adviser will have discretion to select the range of maturities of the fixed-income securities in which the Series may invest. The sub-adviser anticipates that under current market conditions, the Series will have an average portfolio maturity of 10 to 15 years. However, the average portfolio maturity may vary substantially from time to time depending on economic and market conditions.

    The Series may invest up to 10% of its total assets in securities of foreign issuers and up to 5% of its total assets in foreign governmental issuers in any one country. The foreign securities in which the Series may invest, all or a portion of which may be non-U.S. dollar denominated, include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; and (e) U.S. corporate issuers. There is no minimum rating criteria for the Series' investments in such securities.

    The Series may also invest without limit in zero coupon securities, pay-in-kind bonds and deferred payment securities, which involve special risk considerations. The Series may invest in fixed and floating rate loans arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions. The Series may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. (See "Securities and Management Practices -- Participations and Assignments").

    The Series may invest up to 10% of its total assets in either (1) equipment lease certificates, equipment trust certificates and conditional sales contracts or (2) limited partnership interests. The Series may invest up to 10% of its total assets in common stock, convertible securities, warrants or other equity securities (other than preferred stock for which there is no limit) when consistent with the Series' objective. The Series will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed-income securities, but may also purchase equity securities not associated with fixed-income securities when, in the opinion of the sub-adviser, such purchase is appropriate.

    In order to maintain liquidity, the Series may hold and/or invest up to 20% of its total assets in cash and/or U.S. dollar denominated debt securities including: (1) short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by (a) the U.S. Government or the government of a developed country, their agencies or instrumentalities or (b) international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development ("supranational entities"); (2) finance company obligations, corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated 'Prime-1" or "A" or better by Moody's or "A-1" or "A" or better by S&P or, if unrated, of comparable quality as determined by the sub-adviser; (3) obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks; and (4) repurchase agreements with respect to securities in which the Series may invest. If at some future date, in the opinion of the sub-adviser, adverse conditions prevail in the securities markets which makes the Series' investment strategy inconsistent with the best interest of the Series' shareholders, then for defensive purposes, the Series may temporarily invest its assets without limit in such instruments.

    If at some future date, in the sub-adviser's opinion, adverse conditions prevail in the securities markets which makes the Series' investment strategy inconsistent with the best interests of the Series' shareholders, the Series may invest its assets without limit in high-quality short-term money market instruments.

    The Series may enter into repurchase agreements and reverse repurchase agreements, may purchase securities on a firm commitment basis including when-issued securities and may lend portfolio securities.

    The Series may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. The Series will not invest more than 15% of the value of its total assets in illiquid securities, such as "restricted securities" which are illiquid, and securities that are not readily marketable.

    The Series may use the following investment strategies to hedge market risks, to manage the effective maturity or duration of debt instruments held by the Series, or to seek to increase the Series' income or gains. The Series may purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell exchange listed and over-the-counter put and call options on securities, currencies, futures contracts, indices and other financial instruments; and enter into interest rate transactions, equity swaps and related transactions, invest in indexed debt securities and other similar transactions which may be developed to the extent the sub-adviser determines that they are consistent with the Series' investment objective and policies and applicable regulatory requirements. The Series' interest rate transactions may take the form of swaps, caps, floors and collars, and the Series' currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

    The investment objective of the Salomon Brothers/JNL U.S. Government & Quality Bond Series is to obtain a high level of current income. It is a diversified Series that seeks to attain its objective by investing primarily in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities including collateralized mortgage obligations backed by such securities. The Series may also invest a portion of its assets in investment grade bonds.

    At least 65% of the total assets of the Series will be invested in:

    (1) U.S. Treasury obligations;

    (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

    (3) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

    (4) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

    (5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

    Any guarantee of the securities in which the Series invests runs only to the principal and interest payments on the securities and not to the market value of such securities or to the principal and interest payments on the underlying mortgages. In addition, the guarantee only runs to the portfolio securities held by the Series and not the purchase of shares of the Series.

    The Series may invest in securities of any maturity or effective duration and, accordingly, the composition and weighted average maturity of the Series' portfolio will vary from time to time, based upon the sub-adviser's determination of how best to achieve the Series' investment objective. With respect to mortgage-backed securities in which the Series invests, average maturity and duration are determined by using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic parameters. These estimates may vary from actual results, particularly during periods of extreme market volatility. In addition, the average maturity and duration of mortgage-backed derivative securities may not accurately reflect the price volatility of such securities under certain market conditions.

    A significant portion of the Series' assets may from time to time be invested in mortgage-backed securities. The mortgage-backed securities in which the Series invests represent participating interests in pools of fixed rate and adjustable rate residential mortgage loans issued or guaranteed by agencies or instrumentalities of the U.S. Government. Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Mortgage-backed securities generally provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

    The yield of mortgage-backed securities is based upon the prepayment rates experienced over the life of the security. Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Series of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Series. Monthly interest payments received by the Series have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semi-annually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

    While the Series seeks a high level of current income, it cannot invest in instruments such as lower grade corporate obligations which offer higher yields but are subject to greater credit risks. The Series will not knowingly invest in a high risk "mortgage security," generally defined as any mortgage security that exhibits significantly greater price volatility than a benchmark security, the Federal National Mortgage Association current coupon 30-year mortgage-backed pass through security. Shares of the Series are neither insured nor guaranteed by the U.S. Government, its agencies or instrumentalities. Neither the issuance by nor the guarantee of a U.S. Government agency for a security constitutes assurance that the security will not significantly fluctuate in value or that the Series will receive the originally anticipated yield on the security.

    The Series may also invest up to 35% of its assets in U.S. dollar-denominated securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's, or if unrated, determined to be of comparable quality to securities in those ratings categories by the sub-adviser. The Series may not invest more than 10% of total assets in obligations of foreign issuers. Investments in foreign securities will subject the Series to special considerations related to political, economic and legal conditions outside of the U.S. (See "Investment Risks"). These considerations include the possibility of expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S.
securities.

    The Series may enter into  repurchase  and  reverse  repurchase  agreements, purchase securities on a firm commitment basis, including when-issued securities, and lend portfolio securities. The Series will not make loans of portfolio securities with a value in excess of 25% of the value of its total assets. The Series may invest up to 15% of its net assets in illiquid securities. The Series may also enter into mortgage "dollar rolls." (For a description of these investment practices and the risks associated with them, see "Common Types of Securities and Management Practices" and "Investment Risks").

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

    The investment objective of the T. Rowe Price/JNL Established Growth Series is to seek long-term growth of capital and increasing dividend income through investment primarily in common stocks of well-established growth companies. A growth company is defined as one which: (1) has demonstrated historical growth of earnings faster than the growth of inflation and the economy in general; and
(2) has indications of being able to continue this growth pattern in the future. Total return will consist primarily of capital appreciation or depreciation and secondarily of dividend income.

    It is a diversified Series that will invest primarily in the common stock of a diversified group of well-established growth companies. While current dividend income is not a prerequisite in the selection of a growth company, the companies in which the Series will invest normally have a record of paying dividends and are generally expected to increase the amounts of such dividends in future years as earnings increase. Although the Series will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, convertible securities, warrants, hybrid instruments, restricted securities, futures and options, when considered consistent with the Series' investment objective and program. The Series may invest up to 30% of its total assets (excluding reserves) in foreign securities, including American Depositary Receipts. The Series may invest up to 15% of its net assets in illiquid securities.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

    The investment objective of the T. Rowe Price/JNL International Equity Investment Series is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Total return consists of capital appreciation or depreciation, dividend income, and currency gains or losses.

    Over the last 30 years, many foreign economies have grown faster than the United States' economy, and the return from equity investments in these countries has often exceeded the return on similar investments in the United States. Moreover, there has normally been a wide and largely unrelated variation in performance between international equity markets over this period. Although there can be no assurance that these conditions will continue, the Series' sub-adviser, within the framework of diversification, seeks to identify and invest in companies participating in the faster growing foreign economies and markets. The sub-adviser believes that investment in foreign securities offers significant potential for long-term capital appreciation and an opportunity to achieve investment diversification. The Series may also purchase other types of securities, for example, preferred stocks, convertible securities, fixed income securities, hybrid instruments, restricted securities, foreign currency transactions, futures and options.

    In analyzing companies for investment, the sub-adviser ordinarily looks for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Series invests, normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase.

    It is a diversified Series that intends to diversify investments broadly among countries and to normally have at least three different countries represented in the Series. The Series may invest in countries of the Far East and Europe, as well as South Africa, Australia, Canada and other areas (including developing countries). Under unusual circumstances, however, the Series may invest substantially all of its assets in one or two countries. The Series may invest up to 15% of its net assets in illiquid securities.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

    The investment objective of the T. Rowe Price/JNL Mid-Cap Growth Series is to provide long-term growth of capital by investing primarily in the common stock of companies with medium-sized market capitalizations ("mid-cap") and the potential for above-average growth.

    It is a diversified Series that will invest at least 65% of its total assets in a diversified portfolio of mid-cap common stocks with above-average growth potential. A mid-cap company is defined as one whose market capitalization falls within the capitalization range of companies included in the S&P MidCap 400 Index. Mid-cap growth companies are often still in the early, more dynamic phase of a company's life cycle, but have enough corporate history that they are no longer considered new or emerging. By focusing their activities, mid-cap companies may be more responsive and better able to adapt to the changing needs of their markets. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, these companies generally have sufficient financial resources and access to capital to finance their growth.

    While investing in mid-cap growth companies generally entails greater risk and volatility than investing in large, well-established companies, mid-cap companies are expected to offer the potential for more rapid growth. They may also offer greater potential for capital appreciation because of their higher growth rates. In addition, the stocks of such companies are less actively followed by securities analysts and may, therefore, be undervalued by investors.

    The sub-adviser will rely on its proprietary research to identify mid-cap companies with attractive growth prospects. The Series will seek to invest primarily in companies which: 1) offer proven products or services, 2) have a historical record of earnings growth that is above average, 3) demonstrate the potential to sustain earnings growth, 4) operate in industries experiencing increasing demand, and/or 5) are believed to be undervalued in the marketplace. There is, of course, no guarantee the Series will be able to identify such companies or that its investment in them will be successful.

    Although the Series will invest primarily in U.S. common stocks, it may also purchase other types of securities, for example, convertible securities, restricted securities, hybrid instruments, warrants, futures and options, when considered consistent with the Series' investment objective and program. The Series may invest up to 25% of its assets (excluding reserves) in foreign securities, including American Depositary Receipts. The Series may invest up to 15% of its net assets in illiquid securities.

               COMMON TYPES OF SECURITIES AND MANAGEMENT PRACTICES

SECURITIES AND MANAGEMENT PRACTICES

    This section describes some of the types of securities a Series may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. A Series may invest in the following securities or engage in the following practices to the extent that such securities and practices are consistent with the Series' investment objective(s) and policies described herein. Each Series' investment program is subject to further restrictions described in the Statement of Additional Information.


    BORROWING AND LENDING. A Series may borrow money from banks for temporary or emergency purposes in amounts up to 25% of its total assets. To secure borrowings a Series may mortgage or pledge securities in amounts up to 15% of its net assets. As a fundamental policy, a Series will not lend securities or other assets if, as a result, more than 33 1/3% of its total assets would be lent to other parties.


    CASH  POSITION.  A Series  may  hold a  certain  portion  of its  assets  in repurchase  agreements  and  money  market  securities  rated  in one of the two highest rating categories by a nationally recognized statistical rating organization, maturing in one year or less. For temporary, defensive purposes, a Series may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A Series may invest in CMOs. CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. In recent years, new types of CMO structures have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Series invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

    The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting primarily from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

    COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Series may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Although common and preferred stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies.

    CONVERTIBLE  SECURITIES  AND  WARRANTS.  A  Series  may  invest  in  debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).

    FIXED INCOME SECURITIES. A Series may invest in fixed income securities of companies which meet the investment criteria for the Series. The price of fixed income securities fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes.

    FOREIGN CURRENCY TRANSACTIONS. A Series will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash), basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A Series will generally not enter into a forward contract with a term of greater than one year.

    There are certain markets where it is not possible to engage in effective foreign currency hedging. This may be true, for example, for the currencies of various countries where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

    FOREIGN SECURITIES. A Series may invest in foreign securities. These include non-dollar denominated securities traded principally outside the U.S. and dollar denominated securities traded in the U.S. (such as American Depositary Receipts). Such investments increase a Series' diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value).

    FUTURES AND OPTIONS. Futures are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. A Series may buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and as an efficient means of adjusting overall exposure to certain markets. Subject to certain limits described in the Statement of Additional Information, a Series may purchase or sell call and put options on securities, financial indices, and foreign currencies, and may invest in futures contracts on foreign currencies and financial indices, including interest rates or an index of U.S. Government securities, foreign government securities or equity or fixed income securities.

    Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower a Series' total return; and the potential loss from the use of futures can exceed the Series' initial investment in such contracts. These instruments may also be used for non-hedging purposes such as increasing a Series' income.

    The Series' use of commodity futures and commodity options trading should not be viewed as providing a vehicle for shareholder participation in a commodity pool. Rather, in accordance with regulations adopted by the CFTC, a Series will employ such techniques only for (1) hedging purposes, or (2) otherwise, to the extent that aggregate initial margin and required premiums do not exceed 5 percent of the Series' net assets.

    ILLIQUID SECURITIES. Illiquid investments include repurchase agreements not terminable within seven days, securities for which market quotations are not readily available and certain restricted securities. Illiquid investments may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to a Series. Certain restricted securities may be determined to be liquid in accordance with guidelines adopted by the Trust's Board of Trustees.

    HIGH YIELD BONDS. A Series may invest its assets in fixed income securities offering high current income that are in the lower rating categories of recognized rating agencies or are non-rated. These lower-rated fixed income securities are considered on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

    During the period ended December 31, 1997, the percentage of the assets of the following Series invested in debt securities in each of the rating categories of S&P and the debt securities not rated by an established rating service, determined on a dollar weighted average, were:

                         PERCENTAGE OF NET ASSETS
                                    PPM America/JNL      Salomon
                 PPM America/JNL    High Yield Bond      Brothers/JNL
   S&P RATING    Balanced Series    Series               Global Bond Series
---------------  -----------------  ------------------   ------------------
AAA............        35.16%               0.00%               27.71%
AA.............         0.00%               0.00%                0.38%
A..............         0.00%               0.00%                1.58%
BBB............         0.00%               0.16%                2.83%
BB.............         3.39%              26.98%                3.40%
B..............         6.72%              51.18%               23.35%
CCC............         0.00%               0.00%                0.16%
CC.............         0.00%               0.00%                0.00%
C..............         0.00%               0.00%                0.00%
D..............         0.00%               0.00%                0.00%
Not Rated......         3.59%              16.42%               26.93%

    HYBRID INSTRUMENTS. These instruments can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity and their use by a Series may not be successful.

    INFLATION INDEXED BONDS. A Series may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

    MORTGAGE- AND ASSET-BACKED SECURITIES. A Series may invest in mortgage- and asset-backed securities. These securities are subject to prepayment risk, that is, the possibility that prepayments on the underlying mortgages or other loans will cause the principal and interest on the mortgage- and asset-backed securities to be paid prior to their stated maturities. A sub-adviser will consider estimated prepayment rates in calculating the average weighted maturities of the Series. Unscheduled prepayments are more likely to accelerate during periods of declining long-term interest rates. In the event of a prepayment during a period of declining interest rates, a Series may be required to invest the unanticipated proceeds at a lower interest rate. Prepayments during such periods will also limit a Series' ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

    A Series may purchase stripped mortgage-backed securities, which may be considered derivative mortgage-backed securities, which may be issued by agencies or instrumentalities of the U.S. Government or by private entities. Stripped mortgage-backed securities have greater volatility than other types of mortgage-backed securities. Stripped mortgage-backed securities are structured with two or more classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In the most extreme case, one class will receive all of the interest, while the other class will receive all of the principal. The yield to maturity of such mortgage backed securities that are purchased at a substantial discount or premium are extremely sensitive to changes in interest rates as well as to the rate of principal payments (including prepayments) on the related underlying mortgage assets.

    MORTGAGE DOLLAR ROLLS. A Series may enter into mortgage dollar rolls in which a Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Series foregoes principal and interest paid on the mortgage-backed securities. A Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. A Series may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Series enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid assets equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Series' use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.

    PARTICIPATIONS AND ASSIGNMENTS. A Series may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a corporate borrower or a foreign sovereign entity and one or more financial institutions ("Lenders"). A Series may invest in such Loans in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically will result in a Series having a contractual relationship only with the Lender, not with the borrower. A Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Series will assume the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, a Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. A Series will acquire Participations only if the Lender interpositioned between a Series and the borrower is determined by the sub-adviser to be creditworthy. When a Series purchases Assignments from Lenders, a Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

    A Series may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, a Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on a Series' ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. A Series currently treats investments in Participations and Assignments as illiquid for purposes of its limitation on investment in illiquid securities. However, the Trustees may in the future adopt policies and procedures for the purpose of determining whether Assignments and Loan Participations are liquid or illiquid. Pursuant to such policies and procedures, the Trustees would delegate to the sub-adviser the determination as to whether a particular Loan Participation or Assignment is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of quotes, the number of dealers willing to sell and the number of potential purchasers, the nature of the Loan Participation or Assignment and the time needed to dispose of it and the contractual provisions of the relevant documentation. The Trustees would periodically review purchases and sales of Assignments and Loan Participations. To the extent that liquid Assignments and Loan Participations that a Series held became illiquid, due to the lack of sufficient buyers or market or other conditions, the percentage of the Series' assets invested in illiquid assets would increase.

    PASSIVE FOREIGN INVESTMENT COMPANIES. A Series may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts.

    PORTFOLIO TURNOVER. To a limited extent, a Series may engage in short-term transactions if such transactions further its investment objective. A Series may sell one security and simultaneously purchase another of comparable quality or simultaneously purchase and sell the same security to take advantage of short-term differentials in bond yields or otherwise purchase individual securities in anticipation of relatively short-term price gains. The rate of portfolio turnover will not be a determining factor in the purchase and sale of such securities. Increased portfolio turnover necessarily results in correspondingly higher costs including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities, and may result in the acceleration of taxable gains. (See "Series Transactions and Brokerage").

    REAL ESTATE INVESTMENT TRUSTS (REITS). The REITs in which a Series may invest include equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a "pass-through" entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act, and the fact that REITs are not diversified.

    REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A Series may invest in repurchase or reverse repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or dealer) to repurchase that security from the Series at a specified price and date or upon demand. This technique offers a method of earning income on idle cash. The repurchase agreement is effectively secured by the value of the underlying security. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Series to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Series may encounter delays and incur costs in liquidating the underlying security.

    When a Series invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or a broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as Treasury bills and notes.

    SHORT SALES. A Series may sell securities short. A short sale is the sale of a security the Series does not own. It is "against the box" if at all times when the short position is open the Series owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. To the extent that a Series engages in short sales that are not "against the box," it must maintain asset coverage in the form of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees, in a segregated account, or otherwise cover its position in a permissible manner.

    U.S. GOVERNMENT SECURITIES AND CUSTODIAL RECEIPTS. Obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities include Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates which are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law.

    WHEN-ISSUED SECURITIES. A Series may purchase securities on a when-issued, delayed delivery or forward commitment basis. Actual payment for and delivery of such securities does not take place until some time in the future -- i.e., beyond normal settlement. The Series does not earn interest on such securities until settlement and bears the risk of market value fluctuations during the period between the purchase and settlement dates. The Series segregate and maintain at all times cash, cash equivalents, or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

    ZERO COUPON AND PAY-IN-KIND BONDS. Unless otherwise stated herein, a Series may invest up to 10% of its assets in zero coupon bonds or strips. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. A Series may also purchase pay-in-kind bonds. Pay-in-kind bonds pay all or a portion of their interest in the form of debt or equity securities.

    Zero coupon and pay-in-kind bonds tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers.

    Current federal income tax law requires the holder of a zero coupon security, certain pay-in-kind bonds and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Series may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

INVESTMENT RISKS


    EMERGING MARKETS. The considerations noted below under "Foreign Securities" may be intensified in the case of investment in developing countries. Investments in securities of issuers in emerging markets countries may involve a high degree of risk and many may be considered speculative. These investments carry all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) limitations on daily price changes and the small current size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Series' investment opportunities including limitations on aggregate holdings by foreign investors and restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property.


    FOREIGN SECURITIES. Investments in foreign securities, including those of foreign governments, involve risks that are different in some respects from investments in securities of U.S. issuers, such as the risk of fluctuations in the value of the currencies in which they are denominated, a heightened risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of a Series. Securities of some foreign issuers in many cases are less liquid and more volatile than securities of comparable domestic issuers. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Certain markets may require payment for securities before delivery. A Series may have limited legal recourse against the issuer in the event of a default on a debt instrument. Delays may be encountered in settling securities transactions in certain foreign markets and a Series will incur costs in converting foreign currencies into U.S. dollars. Bank custody charges are generally higher for foreign securities. The Series which invest primarily in foreign securities are particularly susceptible to such risks. American Depositary Receipts do not involve the same direct currency and liquidity risks as foreign securities.

    At times, securities held by a Series may be listed on foreign exchanges or traded in foreign markets which are open on days (such as Saturday) when a Series does not compute its price or accept orders for the purchase, redemption or exchange of its shares. As a result, the net asset value of a Series may be significantly affected by trading on days when shareholders cannot make transactions.

    The share price of a Series that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which such securities are denominated. A Series' foreign investments may cause changes in a Series' share price that have a low correlation with movement in the U.S. markets. Because most of the foreign securities in which a Series invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an important factor in the performance of a Series, depending on the extent of the Series' foreign investments.

    A Series may employ  certain  strategies  in order to manage  exchange  rate risks. For example, a Series may hedge some or all of its investments denominated in or exposed to a foreign currency against a decline in the value of that currency. A Series may enter into contracts to sell that foreign currency for U. S. dollars (not exceeding the value of a Series' assets denominated in or exposed to that currency) or by participating in options or futures contracts with respect to such currency ("position hedge"). A Series could also hedge that position by selling a second currency, which is expected to perform similarly to the currency in which portfolio investments are denominated, for U.S. dollars ("proxy hedge"). A Series may also enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if the sub-adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross hedge"). A Series may also enter into a forward contract to sell a currency in which portfolio securities are denominated in exchange for a second currency in order to manage its currency exposure to selected countries. In addition, when a Series anticipates purchasing securities denominated in or exposed to a particular currency, the Series may enter into a forward contract to purchase or sell such currency in exchange for the dollar or another currency ("anticipatory hedge").

    These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may adversely impact a Series' performance if the sub-adviser's projection of future exchange rates is inaccurate.

    FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS. The use of futures, options, forward contracts, and swaps ("derivative instruments") exposes a Series to additional investment risks and transaction costs. If a sub-adviser seeks to protect a Series against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Series, that Series could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

    HIGH  YIELD/HIGH  RISK BONDS.  Lower rated bonds  involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Series would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the value of its shares. More careful analysis of the financial condition of issuers of lower rated securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

    The market prices of lower rated securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes, or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Since the last major economic recession, there has been a substantial increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings, so past experience with high-yield securities in a prolonged economic downturn may not provide an accurate indication of future performance during such periods. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be more severely affected by adverse economic conditions. Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities. Adverse publicity and investor perceptions as well as new or proposed laws may also have a greater negative impact on the market for lower rated bonds.

    A Series may also invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country, because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. The sub-adviser will analyze the credit- worthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, in determining whether to purchase unrated municipal bonds.
(See Appendix A for a description of bond rating categories).

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the
Series investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. (See "Foreign Securities"). The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Series may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies.

    HYBRID INSTRUMENTS. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures, options, and forward contracts herein for a discussion of these risks. Further, the prices of the hybrid instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter or in a private transaction between the Series and the seller of the hybrid instrument, the creditworthiness of the counter- party to the transaction would be a risk factor which the Series would have to consider. Hybrid instruments also may not be subject to regulation of the Commodity Futures Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

    MUNICIPAL OBLIGATIONS. In addition to the usual risks associated with income investing, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of municipal obligations held by a Series. The credit quality of a municipal obligation can be affected by, among other factors, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal obligations are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal issues may be enhanced by demand features, which enable a Series to demand payment on short notice from the issuer or a financial intermediary.

    WHEN-ISSUED SECURITIES. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issued securities, but may be substantially longer for forward commitments. During the period between purchase and settlement, no payment is made by the Series to the issuer and no interest accrues to the Series. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Series makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Series will segregate for these securities by maintaining cash and/or liquid assets with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Series (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

                             MANAGEMENT OF THE TRUST

INVESTMENT ADVISER

    Under Massachusetts law and the Trust's Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of the Trustees.

    Jackson National Financial Services, LLC ("JNFSLLC"), 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser to the Trust and provides the Trust with professional investment supervision and management. JNFSLLC is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential Corporation plc, a life insurance company in the United Kingdom. Jackson National Financial Services, Inc. served as investment adviser to the Trust from the inception of the Trust until July 1, 1998, when it transferred its duties as investment adviser and its professional staff for investment advisory services to JNFSLLC.

    JNFSLLC selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFSLLC monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


    As compensation for its services, JNFSLLC receives a fee from the Trust computed separately for each Series. The fee for each Series is stated as an annual percentage of the net assets of the Series. The fees, which are accrued daily and payable monthly, are calculated on the basis of the average net assets of each Series. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the fees each Series currently is obligated to pay JNFSLLC. The
JNL/S&P Series will indirectly bear their pro rata share of fees of the underlying Series in addition to the fees shown for such Series.


                               SERIES                                                     ASSETS                      FEES
                               ------                                                     ------                      ----

JNL/Alger Growth Series..............................................  $0 to $300 million.........................    .975%
                                                                       $300 million to $500 million...............     .95%
                                                                       Over $500 million..........................     .90%

JNL/Alliance Growth Series...........................................  $0 to $250 million.........................    .775%
                                                                       Over $250 million..........................     .70%

JNL/Eagle Core Equity Series.........................................  $0 to $50 million..........................     .90%
                                                                       $50 million to $300 million................     .85%
                                                                       Over $300 million..........................     .75%

JNL/Eagle SmallCap Equity Series.....................................  $0 to $150 million.........................     .95%
                                                                       $150 million to $500 million...............     .90%
                                                                       Over $500 million..........................     .85%

JNL/J.P. Morgan Enhanced S&P 500 Index Series........................  $0 to $25 million..........................     .80%
                                                                       Over $25 million...........................     .75%

JNL/J.P. Morgan International & Emerging Markets Series..............  $0 to $50 million..........................    .975%
                                                                       $50 million to $200 million................     .95%
                                                                       $200 million to $350 million...............     .90%
                                                                       Over $350 million..........................     .85%

JNL/Janus Aggressive Growth Series...................................  $0 to $150 million.........................     .95%
                                                                       $150 million to $300 million...............     .90%
                                                                       Over $300 million..........................     .85%

JNL/Janus Capital Growth Series......................................  $0 to $150 million.........................     .95%
                                                                       $150 million to $300 million...............     .90%
                                                                       Over $300 million..........................     .85%

JNL/Janus Global Equities Series.....................................  $0 to $150 million.........................    1.00%
                                                                       $150 million to $300 million...............     .95%
                                                                       Over $300 million..........................     .90%

JNL/PIMCO Total Return Bond Series...................................  all assets.................................     .70%

JNL/Putnam Growth Series.............................................  $0 to $150 million.........................     .90%
                                                                       $150 million to $300 million...............     .85%
                                                                       Over $300 million..........................     .80%

JNL/Putnam Value Equity Series.......................................  $0 to $150 million.........................     .90%
                                                                       $150 million to $300 million...............     .85%
                                                                       Over $300 million..........................     .80%

JNL/S&P Conservative Growth Series I.................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Moderate Growth Series I.....................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Aggressive Growth Series I...................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Very Aggressive Growth Series I..............................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Equity Growth Series I.......................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Equity Aggressive Growth Series I............................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Conservative Growth Series II................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Moderate Growth Series II....................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Aggressive Growth Series II..................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Very Aggressive Growth Series II.............................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Equity Growth Series II......................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Equity Aggressive Growth Series II...........................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Conservative Growth Index Series.............................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Moderate Growth Index Series.................................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/S&P Aggressive Growth Index Series...............................  $0 to $500 million.........................     .20%
                                                                       Over $500 million..........................     .15%

JNL/SSGA Enhanced Intermediate Bond Index Series.....................  all assets.................................     .65%

JNL/SSGA International Index Series..................................  all assets.................................     .60%

JNL/SSGA Russell 2000 Index Series...................................  all assets.................................     .50%

JNL/SSGA S&P 500 Index Series........................................  all assets.................................     .50%

JNL/SSGA S&P MidCap Index Series.....................................  all assets.................................     .50%

Goldman Sachs/JNL Growth & Income Series.............................  $0 to $50 million..........................    .925%
                                                                       $50 million to $200 million................     .90%
                                                                       $200 million to $350 million...............     .85%
                                                                       Over $350 million..........................     .80%

Lazard/JNL Mid Cap Value Series......................................  $0 to $150 million.........................    .975%
                                                                       $150 million to $300 million...............    .925%
                                                                       Over $300 million..........................     .90%

Lazard/JNL Small Cap Value Series....................................  $0 to $50 million..........................    1.05%
                                                                       $50 million to $150 million................    1.00%
                                                                       $150 million to $300 million...............    .975%
                                                                       Over $300 million..........................    .925%

PPM America/JNL Balanced Series......................................  $0 to $50 million..........................     .75%
                                                                       $50 million to $150 million................     .70%
                                                                       $150 million to $300 million...............    .675%
                                                                       $300 million to $500 million...............     .65%
                                                                       Over $500 million..........................    .625%

PPM America/JNL High Yield Bond Series...............................  $0 to $50 million..........................     .75%
                                                                       $50 million to $150 million................     .70%
                                                                       $150 million to $300 million...............    .675%
                                                                       $300 million to $500 million...............     .65%
                                                                       Over $500 million..........................    .625%

PPM America/JNL Money Market Series..................................  $0 to $150 million.........................     .60%
                                                                       $150 million to $300 million...............    .575%
                                                                       $300 million to $500 million...............     .55%
                                                                       Over $500 million..........................    .525%

Salomon Brothers/JNL Balanced Series.................................  $0 to $50 million..........................     .80%
                                                                       $50 million to $150 million................     .75%
                                                                       Over $150 million..........................     .70%

Salomon Brothers/JNL Global Bond Series..............................  $0 to $150 million.........................     .85%
                                                                       $150 million to $500 million...............     .80%
                                                                       Over $500 million..........................     .75%

Salomon Brothers/JNL High Yield Bond Series..........................  $0 to $50 million..........................     .80%
                                                                       $50 million to $150 million................     .75%
                                                                       Over $150 million..........................     .70%

Salomon Brothers/JNL U.S. Government & Quality Bond Series...........  $0 to $150 million.........................     .70%
                                                                       $150 million to $300 million...............     .65%
                                                                       $300 million to $500 million...............     .60%
                                                                       Over $500 million..........................     .55%

T. Rowe Price/JNL Established Growth Series..........................  $0 to $150 million.........................     .85%
                                                                       Over $150 million..........................     .80%

T. Rowe Price/JNL International Equity Investment Series.............  $0 to $50 million..........................    1.10%
                                                                       $50 million to $150 million................    1.05%
                                                                       $150 million to $300 million...............    1.00%
                                                                       $300 million to $500 million...............     .95%
                                                                       Over $500 million..........................     .90%

T. Rowe Price/JNL Mid-Cap Growth Series..............................  $0 to $150 million.........................     .95%
                                                                       Over $150 million..........................     .90%

    YEAR 2000. There is concern that some computer systems used today are unable
to  process  and  calculate  date-related   information  because  they  are  not
programmed to distinguish between the year 2000 and the year 1900.

    The Trust relies entirely on outside service providers for the processing of its business. To the extent that a service provider utilizes computers to process the Trust's business, the smooth operation of the Trust depends on the ability of those computers to continue to function properly.

    The Trust has contacted each of its service providers to ascertain the service provider's state of readiness for the Year 2000. Each of the service providers has indicated to the Trust that, at this time, it is either Year 2000 compliant or that it has identified its systems which are not currently Year 2000 compliant and that it intends to make such systems compliant before December 31, 1999. The Trust intends to continue to monitor the Year 2000 status of its service providers.

    Based on the information currently available, the Trust does not anticipate any material impact on the delivery of services to and by the Trust. However, since the Trust must rely on the information provided to it by its service providers, there can be no assurance that the steps taken by the service providers in preparation for the Year 2000 will be sufficient to avoid any adverse impact on the Trust.


INVESTMENT SUB-ADVISERS

    The organizations described below act as sub-advisers to the Trust and certain of its Series pursuant to Sub-Advisory Agreements with JNFSLLC. Under the Sub-Advisory Agreements, the sub-advisers manage the investment and reinvestment of the assets of the respective Series for which they are responsible. Each of the sub-advisers discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of JNFSLLC, which pays the sub-advisers' fees.


    Alliance Capital Management L.P. ("Alliance"), with principal offices at 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to the JNL/Alliance Growth Series. Alliance is a major international investment manager, supervising client accounts with assets totaling over $262 billion as of June 30, 1998. Alliance serves its clients, who primarily are major corporate employee benefit funds, investment companies, foundations, endowment funds and public employee retirement systems, with a staff of more than 1,900 employees. Alliance has seven U.S. offices and its subsidiaries/affiliates have 23 offices outside the U.S. The 58 registered investment companies managed by Alliance, comprising 123 separate investment portfolios, currently have over 3.5 million shareholder accounts. As of June 30, 1998, Alliance was retained as an investment manager of employee benefit fund assets for 32 of the Fortune 100 companies.

    Eagle Asset Management, Inc. ("Eagle"), 880 Carillon Parkway, St. Petersburg, Florida 33716, serves as sub-adviser to the JNL/Eagle Core Equity Series and the JNL/Eagle SmallCap Equity Series. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. Eagle manages client accounts with net assets totaling approximately $4.5 billion as of December 31, 1997.

    Fred Alger Management, Inc. ("Alger Management"), which is located at 75 Maiden Lane, New York, New York 10038, serves as sub-adviser to the JNL/Alger Growth Series. Alger Management is generally engaged in the business of rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management has been engaged in the business of rendering investment advisory services since 1964 and, as of September 30, 1998, had approximately $7.9 billion under management: $4.9 billion in mutual fund accounts and $3.0 billion in other advisory accounts. Alger Management is a wholly owned subsidiary of Fred Alger & Company, Incorporated which in turn is a wholly owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger are majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

    Goldman Sachs Asset Management ("Goldman Sachs"), One New York Plaza, New York, New York 10004, serves as sub-adviser to the Goldman Sachs/JNL Growth & Income Series. Goldman Sachs is a separate operating division of Goldman, Sachs & Co. Goldman Sachs provides a wide range of fully discretionary investment advisory services including quantitatively driven and actively managed U.S. and international equity portfolios, U.S. and global fixed income portfolios, commodity and currency products, and money markets. Goldman Sachs is responsible for more than $162 billion in assets as of June 1998.

    J.P. Morgan Investment Management Inc. ("J.P. Morgan"), with principal offices at 522 Fifth Avenue, New York, New York 10236, serves as sub-adviser to the JNL/J.P. Morgan Enhanced S&P 500 Index Series and the JNL/J.P. Morgan International & Emerging Markets Series. J.P. Morgan is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company that also owns Morgan Guaranty Trust Company, J.P. Morgan Securities Inc. and J.P. Morgan Futures Inc. J.P. Morgan and its affiliates offer a wide range of services to governmental, institutional, corporate and individual customers and act as investment advisor to individual and institutional customers with combined assets under management of $234 billion as of June 30, 1997.

    Janus Capital Corporation ("Janus Capital"), a Colorado corporation with principal offices at 100 Fillmore Street, Denver, Colorado 80206, serves as sub-adviser to the JNL/Janus Aggressive Growth Series, the JNL/Janus Capital Growth Series and the JNL/Janus Global Equities Series. Janus Capital is an investment adviser with approximately $84 billion in assets under management as of September 30, 1998. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital, most of which it acquired in 1984. KCSI is a publicly-traded holding company whose primary subsidiaries are engaged in transportation and financial services. Thomas H. Bailey, President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

    Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, serves as sub-adviser to the Lazard/JNL Small Cap Value Series and the Lazard/JNL Mid Cap Value Series. Lazard is a division of Lazard Freres & Co. LLC ("Lazard Freres"), a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $67 billion as of June 30, 1998. Its clients are both individuals and institutions.

    Pacific Investment Management Company ("PIMCO"), located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to the JNL/PIMCO Total Return Bond Series. PIMCO is an investment counseling firm founded in 1971, and had approximately $138 billion in assets under management as of June 30, 1998. PIMCO is a subsidiary of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Partners, G.P. and PIMCO Advisors Holdings L.P. ("PAH"). PIMCO Partners, G.P. is a general partnership between PIMCO Holding LLC, a Delaware limited liability company and indirect wholly-owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners LLC, a California limited liability company controlled by the PIMCO Managing Directors. PIMCO Partners, G.P. is the sole general partner of PAH.

    PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Series*, the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series. PPM, an affiliate of JNFSLLC, is a wholly owned subsidiary of Prudential Portfolio Managers Ltd., ("PPM Ltd.") an investment management company engaged in global money management, which is in turn wholly owned by Prudential Corporation plc. As of June 30, 1998, PPM Ltd. and its subsidiaries managed approximately $219 billion in various currencies and markets. PPM currently manages over $32 billion of Jackson National Life Insurance Company assets. Additionally, PPM manages assets of over $10 billion for other affiliated companies.


    Putnam Investment Management, Inc. ("Putnam"), located at One Post Office Square, Boston, Massachusetts 02109, serves as sub-adviser to the JNL/Putnam Growth Series* and the JNL/Putnam Value Equity Series*. Putnam has been managing mutual funds since 1937. Putnam and its affiliates had approximately $235 billion in assets under management as of December 31, 1997. Putnam is a subsidiary of Putnam Investment, Inc., which is owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

    ---------------
    *Prior  to  May  1,  1997,  Phoenix  Investment  Counsel,   Inc.  served  as
sub-adviser to the PPM America/JNL Balanced Series and the JNL/Putnam Growth Series, and PPM served as sub-adviser to the JNL/Putnam Value Equity Series.

    Salomon Brothers Asset Management Inc ("SBAM") serves as sub-adviser to the Salomon Brothers/JNL Balanced Series, the Salomon Brothers/JNL Global Bond
Series, the Salomon Brothers/JNL High Yield Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series. SBAM is an indirect wholly owned subsidiary of Travelers Group Inc. which is a publicly traded financial services holding company. SBAM was incorporated in 1987, and, together with affiliates in London, Frankfurt, Tokyo and Hong Kong, SBAM provides a broad range of fixed income and equity investment advisory services to various individual and institutional clients located throughout the world and serves as sub-advisor to various investment companies. As of December 31, 1997, SBAM and SBAM's investment affiliates managed approximately $26.6 billion. SBAM's business offices are located at 7 World Trade Center, New York, New York 10048.

    In connection with SBAM's service as sub-adviser to the Salomon Brothers/JNL Global Bond Series, SBAM Limited, whose business address is Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, provides certain sub-advisory services to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. SBAM Limited is compensated by SBAM at no additional expense to the Trust. Like SBAM, SBAM Limited is an indirect, wholly owned subsidiary of Travelers Group Inc. SBAM Limited is a member of the Investment Management Regulatory Organization Limited in the United Kingdom and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940, as amended.


    Standard & Poor's Investment Advisory Services, Inc. ("SPIAS"), located at 25 Broadway, New York, New York 10004, serves as sub-adviser to the JNL/S&P
Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, and JNL/S&P Equity Aggressive Growth Series II. SPIAS was established in 1995 to provide investment advice to the financial community. SPIAS is a subsidiary of The McGraw-Hill Companies, Inc. and is affiliated with S&P. SPIAS operates independently of and has no access to analysis or other information supplied or obtained by S&P in connection with its ratings business, except to the extent such information is made available by S&P to the general public.

     State Street Global Advisors ("SSGA"), located at One International Place, Boston, Massachusetts 02110, serves as sub-adviser to the JNL/SSGA Enhanced Intermediate Bond Index Series, the JNL/SSGA International Index Series, the JNL/SSGA Russell 2000 Index Series, the JNL/SSGA S&P 500 Index Series and the
JNL/SSGA S&P MidCap Index Series. Since 1978, SSGA has been providing comprehensive investment management services across all major asset classes to both institutional and individual investors. SSGA had over $420 billion in assets under management as of September 30, 1998. SSGA is the investment management division of State Street Bank and Trust Company, a Massachusetts bank founded in 1792.

    T. Rowe Price Associates, Inc. ("T. Rowe"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the T. Rowe Price/JNL Established Growth Series and the T. Rowe Price/JNL Mid-Cap Growth Series. T. Rowe was founded in 1937 by the late Thomas Rowe Price, Jr. T. Rowe and its affiliates manage over $142 billion as of June 30, 1998 for approximately 6 million individual and institutional investor accounts, including $92 billion in mutual fund assets.

    Rowe Price-Fleming International, Inc. ("Price-Fleming"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as sub-adviser to the T. Rowe Price/JNL International Equity Investment Series. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of America's largest international mutual fund asset managers with approximately $33 billion under management as of June 30, 1998 in its offices in Baltimore, London, Tokyo, Hong Kong and Singapore.

    T. Rowe provides certain administrative support to Price-Fleming for a fee of .15% of the market value of all assets in equity accounts, .15% of the market value of all assets in active fixed income accounts, and .035% of the market value of all assets in passive fixed income accounts under Price-Fleming's management. Additional investment research and administrative support for equity investments is provided to Price-Fleming by Fleming Investment Management Limited ("FIM") and Jardine Fleming International Holdings Limited ("JFIH"), for which each receives from Price-Fleming a fee of .075% of the market value of all assets in equity accounts under Price-Fleming's management. Fleming International Fixed Interest Management Limited ("FIFIM") and JFIH provide research and administration support for fixed income accounts for which each receive a fee of .075% of the market value of all assets in active fixed income accounts and .0175% of such market value in passive fixed income accounts under Price-Fleming's management. FIM and JFIH are wholly owned subsidiaries of Flemings and Jardine Fleming, respectively, and FIFIM is an indirect subsidiary of Flemings.


PORTFOLIO MANAGEMENT

    The following individuals are primarily responsible for the day-to-day management of the particular Series as indicated below.

JNL/ALGER GROWTH SERIES


    David D. Alger, President and Chief Investment Officer of Alger Management, is primarily responsible for the day-to-day management of the JNL/Alger Growth Series. Mr. Alger has had responsibility for the day-to-day management of the Series since the inception of the Series. He has been employed by Alger Management as Executive Vice President and Director of Research since 1971, and as President since 1995. He serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ronald Tartaro also participates in the management of the Series. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995.


JNL/ALLIANCE GROWTH SERIES

    James G. Reilly, Senior Vice President of Alliance, is responsible for the day-to-day management of the JNL/Alliance Growth Series. Mr. Reilly joined Alliance in 1984. Mr. Reilly has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/EAGLE CORE EQUITY SERIES

    In its capacity as sub-adviser, Eagle supervises and manages the investment portfolio of the JNL/Eagle Core Equity Series. Eagle utilizes a team of senior portfolio managers acting together to manage the assets of the Series. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as it deems appropriate in the pursuit of the Series' investment objective.

JNL/EAGLE SMALLCAP EQUITY SERIES

    Bert L. Boksen, Senior Vice President and Portfolio Manager of Eagle, is responsible for the day-to-day management of the JNL/Eagle SmallCap Equity Series. Mr. Boksen joined Eagle in April 1995 and has portfolio management responsibilities for its small cap equity accounts. Prior to joining Eagle, Mr. Boksen was employed for 16 years by Raymond James & Associates, Inc. in its institutional research and sales department. While employed by Raymond James & Associates, Inc., Mr. Boksen served as co-head of Research, Chief Investment Officer and Chairman of the Raymond James & Associates, Inc. Focus List Committee. Mr. Boksen has had responsibility for the day-to-day management of the Series since the inception of the Series.


JNL/J.P. MORGAN ENHANCED S&P 500 INDEX SERIES

    James C. Wiess, vice president of J.P. Morgan, and Timothy J. Devlin, vice president of J.P. Morgan, share the responsibility for the day-to-day management of the JNL/J.P. Morgan Enhanced S&P 500 Index Series. Mr. Wiess has been at J.P. Morgan since 1992, Mr. Devlin since July of 1996. Prior to July of 1996, Mr. Devlin was an equity portfolio manager at Mitchell Hutchins Asset Management Inc. Mr. Wiess and Mr. Devlin have had primary responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/J.P. MORGAN INTERNATIONAL AND EMERGING MARKETS SERIES

    The JNL/J.P. Morgan International and Emerging Markets Series has a portfolio management team that is responsible for the day-to-day management of the Series. The portfolio management team is led by Paul A. Quinsee, managing director of J.P. Morgan, Andrew C. Cormie, vice president of J.P. Morgan, and Nigel F. Emmett, vice president of J.P. Morgan. Mr. Quinsee has been at J.P. Morgan since 1992 and has been on the portfolio management team since the inception of the Series. Mr. Cormie has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984. Mr. Emmett joined J.P. Morgan in August 1997; prior to that, he was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Mr. Cormie and Mr. Emmett have been on the portfolio management team for the Series since.

JNL/JANUS AGGRESSIVE GROWTH SERIES

    Warren B. Lammert, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the JNL Aggressive Growth Series. Mr. Lammert joined Janus Capital in 1987. He holds a Bachelor of Arts in Economics from Yale University and a Master of Science in Economic History from the London School of Economics. He is a Chartered Financial Analyst. Mr. Lammert has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/JANUS CAPITAL GROWTH SERIES

    James P. Goff, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the JNL Capital Growth Series. Mr. Goff joined Janus Capital in 1988. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst. Mr. Goff has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/JANUS GLOBAL EQUITIES SERIES

    Helen Young Hayes, Portfolio Manager of Janus Capital, is responsible for the day-to-day management of the JNL Global Equities Series. Ms. Hayes joined Janus Capital in 1987. She holds a Bachelor of Arts in Economics from Yale
University and is a Chartered Financial Analyst. Ms. Hayes has had responsibility for the day-to-day management of the Series since the inception of the Series.


JNL/PIMCO TOTAL RETURN BOND SERIES

    William H. Gross, Managing Director of PIMCO, is responsible for the day-to-day management of the JNL/PIMCO Total Return Bond Series. A Fixed Income Portfolio Manager, Mr. Gross is one of the founders of PIMCO. Mr. Gross has had responsibility for the day-to-day management of the Series since the inception of the Series.

JNL/PUTNAM GROWTH SERIES

    C. Beth Cotner has responsibility for the day-to-day management of the JNL/Putnam Growth Series. Ms. Cotner, Senior Vice President, has been employed as a Senior Portfolio Manager by Putnam since September 1995. Prior to that, Ms. Cotner was Executive Vice President of Kemper Financial Services. Ms. Cotner has had responsibility for the day-to-day management of the JNL/Putnam Growth Series since May 1, 1997.

JNL/PUTNAM VALUE EQUITY SERIES

    Anthony I. Kreisel a Managing Director of Putnam, has responsibility for the day-to-day management of the JNL/Putnam Value Equity Series. Mr. Kreisel has been an investment professional at Putnam since 1986. Mr. Kreisel has had responsibility for the day-to-day management of the JNL/Putnam Value Equity Series since May 1, 1997.


JNL/S&P CONSERVATIVE GROWTH SERIES I

JNL/S&P MODERATE GROWTH SERIES I

JNL/S&P AGGRESSIVE GROWTH SERIES I

JNL/S&P VERY AGGRESSIVE GROWTH SERIES I

JNL/S&P EQUITY GROWTH SERIES I

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I

JNL/S&P CONSERVATIVE GROWTH SERIES II

JNL/S&P MODERATE GROWTH SERIES II

JNL/S&P AGGRESSIVE GROWTH SERIES II

JNL/S&P VERY AGGRESSIVE GROWTH SERIES II

JNL/S&P EQUITY GROWTH SERIES II

JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II

JNL/S&P CONSERVATIVE GROWTH INDEX SERIES

JNL/S&P MODERATE GROWTH INDEX SERIES

JNL/S&P AGGRESSIVE GROWTH INDEX SERIES

    David M. Blitzer and Joshua M. Harari, CFA, share the responsibility for the day to day management of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I, the JNL/S&P Equity Aggressive Growth Series I, the JNL/S&P Conservative Growth Series II, the JNL/S&P Moderate Growth Series II, the JNL/S&P Aggressive Growth Series II, the JNL/S&P Very Aggressive Growth Series II, the JNL/S&P Equity Growth Series II, the JNL/S&P Equity Aggressive Growth Series II, the JNL/S&P Conservative Growth Index Series, the JNL/S&P Moderate Growth Index Series, and the JNL/S&P Aggressive Growth Index Series. Mr. Blitzer has been Vice President of SPIAS since 1995 and has been an economist with Standard & Poor's Equity Services Group (which operates independently of S&P Rating's Group) since 1982. Mr. Blitzer has had responsibility for the day-to-day management of the Series since the inception of the Series. Mr. Harari has been a senior investment officer with the Quantitative Services department of Standard & Poor's Financial Information Services since 1998. Since joining Standard & Poor's in 1986, Mr. Harari served as an equity analyst and supervisor of industrial analysts with Standard & Poor's Equity Services Group.

JNL/SSGA ENHANCED INTERMEDIATE BOND INDEX SERIES

JNL/SSGA INTERNATIONAL INDEX SERIES

JNL/SSGA RUSSELL 2000 INDEX SERIES

JNL/SSGA S&P 500 INDEX SERIES

JNL/SSGA S&P MIDCAP INDEX SERIES

    Lynn C.  Blake,  Vice  President  and  Portfolio  Manager  of SSGA's  Global
Structured Product Group, Anne B. Eisenberg, Principal of SSGA, Susan R. Bonfeld, Principal of SSGA, and James B. May, Assistant Vice President of SSGA, share primary responsibility for the day-to-day management of the JNL/SSGA Enhanced Intermediate Bond Index Series, the JNL/SSGA International Index
Series, the JNL/SSGA Russell 2000 Index Series, the JNL/SSGA S&P 500 Index Series, and the JNL/SSGA S&P MidCap Index Series. Ms. Blake has been with SSGA since 1987. Ms. Eisenberg has been with SSGA since 1982. Ms. Bonfeld has been with SSGA since 1994; prior to that, she spent seven years in the taxable fixed income department at CS First Boston Corporation. Mr. May has been with SSGA since 1989. Ms. Blake, Ms. Eisenberg, Ms. Bonfeld and Mr. May have shared primary responsibility for the day-to-day management of the Series since the inception of the Series.


GOLDMAN SACHS/JNL GROWTH & INCOME SERIES


    Greg Gigliotti, Vice President of Goldman Sachs, Thomas S. Price, Vice President of Goldman Sachs, Lawrence S. Sibley, Vice President of Goldman Sachs and Karma Wilson, Vice President of Goldman Sachs share responsibility for the day-to-day management of the Goldman Sachs/JNL Growth & Income Series. Mr. Gigliotti joined Goldman Sachs in 1997. From 1996 to 1997, he was a Vice
President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1989 to 1996, he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Price joined Goldman Sachs in 1997. From 1996 to 1997, he was a Vice President and senior analyst at Franklin Mutual Advisors, Inc., the asset management division of Franklin Resources, Inc. From 1993 to 1996, he was a Vice President and senior analyst at Heine Securities Corporation which was purchased by Franklin Resources, Inc. Mr. Sibley joined Goldman Sachs in 1997. From 1994 to 1997, he headed Institutional Equity Sales at J. P. Morgan Securities, and from 1987 to 1994 he was a principal of Sanford C. Bernstein & Co. in its Institutional Sales Department. Ms. Wilson joined Goldman Sachs in 1994. Prior to 1994 she was an investment analyst with Bankers Trust Australia Ltd. Before 1992 she was employed at Arthur Andersen LLP. Mr. Gigliotti, Mr. Price, Mr. Sibley and Ms. Wilson have shared responsibility for the day-to-day management of the Series since September 1998.

LAZARD/JNL MID CAP VALUE SERIES

    Herbert W. Gullquist and Eileen Alexanderson share primary responsibility for the day-to-day management of the JNL/Lazard Mid Cap Value Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Ms. Alexanderson has been with Lazard since 1979. She has been a Managing Director of Lazard Freres since January 1997; prior thereto, Ms. Alexanderson was a Vice President of Lazard. Ms. Alexanderson is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. Small Cap and U.S. Mid Cap equity investment teams. Mr. Gullquist and Ms. Alexanderson have shared responsibility for the day-to-day management of the Series the inception of the Series.


LAZARD/JNL SMALL CAP VALUE SERIES


    Herbert W. Gullquist and Eileen Alexanderson share primary responsibility for the day-to-day management of the Lazard/JNL Small Cap Value Series. Mr. Gullquist has been with Lazard since 1982. He is a Managing Director and a Vice-Chairman of Lazard Freres, and is the Chief Investment Officer of Lazard. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Ms. Alexanderson has been with Lazard since 1979. She has been a Managing Director of Lazard Freres since January 1997; prior thereto, Ms. Alexanderson was a Vice President of Lazard. Ms. Alexanderson is responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. Small Cap and U.S. Mid Cap equity investment teams. Mr. Gullquist and Ms. Alexanderson have shared responsibility for the day-to-day management of the Series since the inception of the Series.


PPM AMERICA/JNL BALANCED SERIES

PPM AMERICA/JNL HIGH YIELD BOND SERIES

PPM AMERICA/JNL MONEY MARKET SERIES

    In its capacity as sub-adviser, PPM supervises and manages the investment portfolios of the PPM America/JNL Balanced Series, the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series and directs the purchase and sale of each Series' investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Series. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolios as they deem appropriate in the pursuit of the Series' investment objectives. PPM has supervised and managed the investment portfolio of the PPM America/JNL Balanced Series since May 1, 1997, and has supervised and managed the investment portfolios of the PPM America/JNL High Yield Bond Series and the PPM America/JNL Money Market Series since the commencement of operations of each Series.

SALOMON BROTHERS/JNL BALANCED SERIES


    George Williamson, Senior Portfolio Manager of SBAM, is primarily responsible for the day-to-day management of the Salomon Brothers/JNL Balanced Series. Prior to joining SBAM in 1990, Mr. Williamson was employed by as a portfolio manager with Lehman Brothers from 1979 to 1990. Mr. Williamson has had primary responsibility for the day-to-day management of the Series since September 1998.


SALOMON BROTHERS/JNL GLOBAL BOND SERIES


    Peter J. Wilby is primarily responsible for the day-to-day management of the high yield and emerging market debt securities portions of the Salomon Brothers/JNL Global Bond Series. Mr. Wilby has had primary responsibility for the day-to-day management of the high yield and emerging market debt securities portions of the Salomon Brothers/JNL Global Bond Series since the inception of the Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Salomon Brothers/JNL Global Bond Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Brothers Inc and SBAM and Senior Portfolio Manager of SBAM, is responsible for investment company and institutional portfolios which invest in high yield non-U.S. and U.S. corporate debt securities and high yield foreign sovereign debt securities. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("Prudential") where he served as Director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby also managed high yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential. Ms. Semmel is a Director and Portfolio Manager of SBAM and a Director of Salomon Brothers Inc. Ms. Semmel joined SBAM in May of 1993, where she manages high yield portfolios. Prior to joining SBAM, Ms. Semmel spent four years as a high yield bond analyst at Morgan Stanley Asset Management.

    David J. Scott is primarily responsible for currency transactions and investments in non-dollar denominated debt securities for the Salomon Brothers/JNL Global Bond Series. Prior to joining SBAM Limited in April 1994, Mr. Scott worked for four years at JP Morgan Investment Management ("JP Morgan") where he was responsible for global and non-dollar portfolios for clients including departments of various governments, pension funds and insurance companies. Before joining JP Morgan, Mr. Scott worked for three years at Mercury Asset Management where he was responsible for captive insurance portfolios and products.


SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

    Peter J. Wilby is primarily responsible for the day-to-day management of the Salomon Brothers/JNL High Yield Bond Series. Mr. Wilby has had primary responsibility for the day-to-day management of the Salomon Brothers/JNL High Yield Bond Series since the inception of the Series. Mr. Wilby, who joined SBAM in 1989, is a Managing Director of Salomon Brothers Inc and SBAM and Senior Portfolio Manager of SBAM, is responsible for investment company and institutional portfolios which invest in high yield non-U.S. and U.S. corporate debt securities and high yield foreign sovereign debt securities. From 1984 to 1989, Mr. Wilby was employed by Prudential Capital Management Group ("Prudential") where he served as Director of Prudential's credit research unit and as a corporate and sovereign credit analyst with Prudential. Mr. Wilby also managed high yield bonds and leveraged equities in the mutual funds and institutional portfolios at Prudential.


SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

    Roger Lavan is primarily responsible for the day-to-day management of the Salomon Brothers/JNL U.S. Government & Quality Bond Series and the mortgage-backed securities and U.S. Government securities portions of the Salomon Brothers/JNL Global Bond Series. Mr. Lavan joined SBAM in 1990 and is a Portfolio Manager and Quantitative Fixed Income Analyst, responsible for working for senior portfolio managers to monitor and analyze market relationships and identify and implement relative value transactions in SBAM's investment company and institutional portfolios which invest in mortgage-backed securities and U.S. Government securities. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers Inc's Fixed Income Sales Group and Product Support Divisions. Mr. Lavan has had primary responsibility for the day-to-day management of the Salomon Brothers/JNL U.S.
Government & Quality Bond Series since June 1, 1998.


T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

    Robert W. Smith is responsible for the day-to-day management of the T. Rowe Price/JNL Established Growth Series. Mr. Smith is a Vice President and Equity Portfolio Manager for T. Rowe and Price-Fleming. He is also responsible for the North American component of other investment company and institutional client portfolios. Prior to joining T. Rowe in 1992, Mr. Smith was employed as an Investment Analyst for Massachusetts Financial Services. He earned a BS (finance and economics) from the University of Delaware and an MBA (finance) from the Darden Graduate School of Business Administration, University of Virginia. Mr. Smith has had responsibility for the day-to-day management of the T. Rowe Price/JNL Established Growth Series since February 21, 1997.

T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES


    The T. Rowe Price/JNL International Equity Investment Series has an investment advisory group that has day-to-day responsibility for managing the Series and developing and executing the Series' investment program. The Series' advisory group is composed of the following members: Martin G. Wade, Vice Chairman and Chief Executive Officer of Price-Fleming, Christopher D. Alderson, Vice President of Price-Fleming, Mark J.T. Edwards, Vice President of Price-Fleming, John R. Ford, Chief Investment Officer of Price-Fleming, James B.M. Seddon, Vice President of Price-Fleming, Mark C.J. Bickford-Smith, Vice
President of Price-Fleming, Robert W. Smith, Vice President of Price-Fleming, Benedict R.F. Thomas, Vice President of Price-Fleming, and David J.L. Warren, President of Price-Fleming. The Series' advisory group has had day-to-day responsibility for managing the Series since the inception of the Series.

    Martin Wade joined Price-Fleming in 1979 and has 26 years of experience with the Fleming Group in research, client service, and investment management. (Fleming Group includes Robert Fleming and/or Jardine Fleming Group Limited). Christopher Alderson joined Price-Fleming in 1988 and has nine years of experience with the Fleming Group in research and portfolio management. Mark Edwards joined Price-Fleming in 1987 and has 14 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 15 years of experience with the Fleming Group in research and portfolio management. James Seddon joined Price-Fleming in 1987 and has eight years of experience in investment management. Mark Bickford-Smith joined Price-Fleming in 1995 and has 13 years experience with the Fleming Group in research and financial analysis. Robert Smith joined Price-Fleming in 1996, has been with T. Rowe since 1992, and has 11 years experience in financial analysis. Benedict Thomas joined Price-Fleming in 1988 and has six years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 15 years of experience in equity research, fixed income research and portfolio management.


T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

    The T. Rowe Price/JNL Mid-Cap Growth Series has an Investment Advisory Committee composed of the following members: Brian W. Berghuis, Chairman, James A.C. Kennedy, and John F. Wakeman. The Committee Chairman has day to day responsibility for managing the Series and works with the Committee in developing and executing the Series' investment program. Mr. Berghuis has been managing investments since joining T. Rowe in 1985. The Investment Advisory Committee has had day-to-day responsibility for managing the Series since the inception of the Series.

SUB-ADVISORY ARRANGEMENTS

    Under the terms of each of the Sub-Advisory Agreements, the sub-adviser manages the investment and reinvestment of the assets of the assigned Series, subject to the supervision of the Trustees of the Trust. The sub-adviser formulates a continuous investment program for each such Series consistent with its investment objectives and policies outlined in this Prospectus. Each sub-adviser implements such programs by purchases and sales of securities and regularly reports to JNFSLLC and the Trustees of the Trust with respect to the implementation of such programs.

    As compensation for their services, the sub-advisers receive fees from JNFSLLC computed separately for each Series. The fee for each Series is stated as an annual percentage of the net assets of such Series. The fees are calculated based on the average net assets of each Series. Once the average net assets of a Series exceed specified amounts, the fee is reduced with respect to such excess. The following is a schedule of the management fees JNFSLLC currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above:



                                   SERIES                                                     ASSETS                      FEES
                                   ------                                                     ------                      ----

JNL/Alger Growth Series.................................................    $0 to $300 million......................      .55%
                                                                            $300 million to $500 million............      .50%
                                                                            Over $500 million.......................      .45%

JNL/Alliance Growth Series..............................................    $0 to $250 million......................      .35%
                                                                            Over $250 million.......................      .25%

JNL/Eagle Core Equity Series............................................    $0 to $50 million.......................      .45%
                                                                            $50 million to $300 million.............      .40%
                                                                            Over $300 million.......................      .30%

JNL/Eagle SmallCap Equity Series........................................    $0 to $150 million......................      .50%
                                                                            $150 million to $500 million............      .45%
                                                                            Over $500 million.......................      .40%

JNL/J.P. Morgan Enhanced S&P 500 Index Series...........................    $0 to $25 million.......................      .35%
                                                                            Over $25 million........................      .30%

JNL/J.P. Morgan International & Emerging Markets Series.................    $0 to $50 million.......................      .55%
                                                                            $50 million to $200 million.............      .50%
                                                                            $200 million to $350 million............      .45%
                                                                            Over $350 million.......................      .40%

JNL/Janus Aggressive Growth Series......................................    $0 to $100 million......................      .55%
                                                                            $100 million to $500 million............      .50%
                                                                            Over $500 million.......................      .45%

JNL/Janus Capital Growth Series.........................................    $0 to $100 million......................      .55%
                                                                            $100 million to $500 million............      .50%
                                                                            Over $500 million.......................      .45%

JNL/Janus Global Equities Series........................................    $0 to $100 million......................      .55%
                                                                            $100 million to $500 million............      .50%
                                                                            Over $500 million.......................      .45%

JNL/PIMCO Total Return Bond Series......................................    all assets..............................      .25%

JNL/Putnam Growth Series................................................    $0 to $150 million......................      .50%
                                                                            $150 million to $300 million............      .45%
                                                                            Over $300 million.......................      .35%

JNL/Putnam Value Equity Series..........................................    $0 to $150 million......................      .50%
                                                                            $150 million to $300 million............      .45%
                                                                            Over $300 million.......................      .35%

JNL/S&P Conservative Growth Series I....................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Moderate Growth Series I........................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Aggressive Growth Series I......................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Very Aggressive Growth Series I.................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Equity Growth Series I..........................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Equity Aggressive Growth Series I...............................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Conservative Growth Series II...................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Moderate Growth Series II.......................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Aggressive Growth Series II.....................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Very Aggressive Growth Series II................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Equity Growth Series II.........................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Equity Aggressive Growth Series II..............................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Conservative Growth Index Series................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Moderate Growth Index Series....................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/S&P Aggressive Growth Index Series..................................    $0 to $500 million......................      .10%
                                                                            Over $500 million.......................     .075%

JNL/SSGA Enhanced Intermediate Bond Index Series........................    all assets..............................      .20%

JNL/SSGA International Index Series.....................................    all assets..............................      .15%

JNL/SSGA Russell 2000 Index Series......................................    all assets..............................      .05%

JNL/SSGA S&P 500 Index Series...........................................    all assets..............................      .05%

JNL/SSGA S&P MidCap Index Series........................................    all assets..............................      .05%

Goldman Sachs/JNL Growth & Income Series................................    $0 to $50 million.......................      .50%
                                                                            $50 million to $200 million.............      .45%
                                                                            $200 million to $350 million............      .40%
                                                                            Over $350 million.......................      .35%

Lazard/JNL Mid Cap Value Series.........................................    $0 to $50 million.......................      .55%
                                                                            $50 million to $150 million.............     .525%
                                                                            $150 million to $300 million............     .475%
                                                                            Over $300 million.......................      .45%

Lazard/JNL Small Cap Value Series.......................................    $0 to $50 million.......................     .625%
                                                                            $50 million to $150 million.............     .575%
                                                                            $150 million to $300 million............     .525%
                                                                            Over $300 million.......................     .475%

PPM America/JNL Balanced Series.........................................    $0 to $50 million.......................      .25%
                                                                            $50 million to $150 million.............      .20%
                                                                            $150 million to $300 million............     .175%
                                                                            $300 million to $500 million............      .15%
                                                                            Over $500 million.......................     .125%

PPM America/JNL High Yield Bond Series..................................    $0 to $50 million.......................      .25%
                                                                            $50 million to $150 million.............      .20%
                                                                            $150 million to $300 million............     .175%
                                                                            $300 million to $500 million............      .15%
                                                                            Over $500 million.......................     .125%

PPM America/JNL Money Market Series.....................................    $0 to $50 million.......................      .20%
                                                                            $50 million to $150 million.............      .15%
                                                                            $150 million to $300 million............     .125%
                                                                            $300 million to $500 million............      .10%
                                                                            Over $500 million.......................     .075%

Salomon Brothers/JNL Balanced Series....................................    $0 to $50 million.......................      .35%
                                                                            $50 million to $100 million.............      .30%
                                                                            Over $100 million.......................      .25%

Salomon Brothers/JNL Global Bond Series.................................    $0 to $50 million.......................     .375%
                                                                            $50 million to $150 million.............      .35%
                                                                            $150 million to $500 million............      .30%
                                                                            Over $500 million.......................      .25%

Salomon Brothers/JNL High Yield Bond Series.............................    $0 to $50 million.......................      .35%
                                                                            $50 million to $100 million.............      .30%
                                                                            Over $100 million.......................      .25%

Salomon Brothers/JNL U.S. Government & Quality Bond Series..............    $0 to $150 million......................     .225%
                                                                            $150 million to $300 million............     .175%
                                                                            $300 million to $500 million............      .15%
                                                                            Over $500 million.......................      .10%

T. Rowe Price/JNL Established Growth Series.............................    $0 to $20 million.......................      .45%
                                                                            $20 million to $50 million..............      .40%
                                                                            Over $50 million........................      .40%*

T. Rowe Price/JNL International Equity Investment Series................    $0 to $20 million.......................      .75%
                                                                            $20 million to $50 million..............      .60%
                                                                            $50 million to $200 million.............      .50%
                                                                            Over $200 million.......................      .50%*

T. Rowe Price/JNL Mid-Cap Growth Series.................................    $0 to $20 million.......................      .60%
                                                                            $20 million to $50 million..............      .50%
                                                                            Over $50 million........................      .50%*


* When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.

    The sub-advisory fees payable to a sub-adviser may be reduced as agreed to by the parties from time to time. With respect to the Salomon Brothers/JNL Global Bond Series and in connection with the advisory consulting agreement between Salomon Brothers and SBAM Limited, Salomon Brothers will pay SBAM Limited, as full compensation for all services provided under the advisory consulting agreement, a portion of its investment management fee. The amount payable to SBAM Limited will be equal to the fee payable under Salomon Brothers' sub-advisory agreement multiplied by the portion of the assets of the Series that SBAM Limited has been delegated to manage divided by the current value of the net assets of the Series.


ADMINISTRATIVE FEE

    In addition to the investment advisory fee, effective January 4, 1999, each Series, except the JNL/S&P Series, pays to JNFSLLC an Administrative Fee of .10% of the average daily net assets of the Series. In return for the fee, JNFSLLC provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNFSLLC, at its own expense, arranges for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Prior to January 4, 1999, each Series paid all of its own operating expenses.


                           INVESTMENT IN TRUST SHARES

    An insurance company purchases the shares of the Series at their net asset value using premiums received on Policies issued by Accounts. These Accounts are funded by shares of the Trust. There is no sales charge. All shares are sold at net asset value.

    The net asset value per share of each Series is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) each day that the New York Stock Exchange is open. The net asset value per share is calculated by adding the value of all securities and other assets of a Series, deducting its liabilities, and dividing by the number of shares outstanding.

    Shares of the Trust are currently sold primarily to separate accounts of Jackson National Life Insurance Company, 5901 Executive Drive, Lansing, Michigan 48911 to fund the benefits under variable insurance or annuity Policies. Further, it is anticipated that shares of the Trust will be sold to certain qualified retirement plans.

    All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

                                SHARE REDEMPTION

    An insurance company separate account redeems shares to make benefit or surrender payments under the terms of its Policies. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent.

    The Trust may suspend the right of redemption only under the following unusual circumstances:

    o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

    o when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

    o during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                             ADDITIONAL INFORMATION

    DESCRIPTION OF SHARES. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Series and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Series represents an equal proportional interest in that Series with each other share. The Trust reserves the right to create a number of different Series. In that case, the shares of each Series would participate equally in the earnings, dividends, and assets of the particular Series. Upon liquidation of a Series, its shareholders are entitled to share pro rata in the net assets of such Series available for distribution to shareholders.

    SERIES TRANSACTIONS. The Trust's portfolio transactions are executed through brokers who are considered by the appropriate sub-adviser as able to provide execution at the most favorable prices and in the most effective manner.
Portfolio security transactions may be executed through brokers who are affiliated with the Trust, JNFSLLC or a sub-adviser. In addition, brokers may be selected taking into account such brokers' assistance in the purchase of variable annuity contracts funded by the Trust (although such assistance or absence thereof is neither a qualifying nor a disqualifying factor in such selection). See the Statement of Additional Information for more detailed information.

    VOTING RIGHTS. Except for matters affecting a particular Series, as described below, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders' meetings ordinarily will not be held unless required by the 1940 Act. As permitted by Massachusetts law, there normally will be no shareholders' meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

    In matters affecting only a particular Series, the matter shall have been effectively acted upon by a majority vote of that Series even though: (1) the matter has not been approved by a majority vote of any other Series; or (2) the matter has not been approved by a majority vote of the Trust.

    Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer must be given in each agreement, obligation or instrument entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse the shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

    SHAREHOLDER INQUIRIES. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

                     PERFORMANCE ADVERTISING FOR THE SERIES

    The Trust may from time to time advertise several types of historical performance for the Series. The performance advertised will be based on historical results and is not intended to indicate future performance. Any charges that are imposed under a variable annuity or variable life contract that is funded by the Trust will have the effect of reducing the performance described below. Such charges will be described in the variable annuity or variable life prospectus. If the Trust advertises performance that does not reflect the effect of charges imposed under a variable annuity or variable life contract, it will accompany the performance with the applicable performance which does reflect the effect of such charges.

    Each Series may advertise standardized average annual total return, calculated in a manner prescribed by the Securities and Exchange Commission, and non-standardized total return. Standardized average annual total return will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Series has been in existence if the Series has not been in existence for one of the prescribed periods. Because average annual total returns tend to smooth out variations in the Series' returns, you should recognize that they are not the same as actual year-by-year results. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.

    Each Series may also advertise yield, and the PPM America/JNL Money Market Series may also advertise effective yield. Yield, as calculated by each Series other than the PPM America/JNL Money Market Series, refers to the annualized income generated by an investment in the Series over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment. Yield, as calculated by the PPM America/JNL Money Market Series, is a measure of the net dividend and interest income earned over a specific seven-day period expressed as a percentage of the offering price of the Series. The yield is an annualized figure, which means that it is assumed that the Series generates the same level of net income over a 52-week period. Effective yield is calculated under rules prescribed by the Securities and Exchange Commission and assumes a weekly reinvestment of income earned. The effective yield will be slightly higher than the yield due to this compounding effect. Because yield accounting methods differ from the methods used for financial reporting and tax accounting purposes, a Series' yield may not equal its distribution rate, the income paid to a shareholder's account, or the income reported in the Series' financial statements.


    The performance of the Series may be compared to the performance of other mutual funds or mutual fund indices with similar objectives and policies as reported by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") or Donoghue's Money Fund Report. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. The Series' performance may also be compared to that of the Consumer Price Index or various unmanaged stock and bond indices including, but not limited to, Salomon Brothers Broad Investment Grade Index, Lehman Brothers High Yield Index, Lehman Brothers Aggregate Bond Index, Lehman Brothers Intermediate Government/Corporate Bond Index, Salomon Brothers Treasury Index, S&P MidCap 400 Index, Morgan Stanley Capital International World Index, Morgan Stanley Capital International Europe and Australasia, Far East Equity Index, Russell 2000 Index, Russell Midcap Index, and S&P 500 Stock Index.


    From time to time, a Series also may quote information from publications including, but not limited to, the following: Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, The New York Times, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including but not limited to stocks, bonds, certificates of deposit and other bank products, money market funds and U.S. Treasury obligations. Certain of these alternative investments may offer fixed rates of return and guaranteed principal, and may be insured. Economic indicators may include, without limitation, indicators of market rate trends and cost of funds, such as Federal Home Loan Bank Board 11th District Cost of Funds Index (COFI).

    Each Series' shares are sold at net asset value. Each Series' returns will fluctuate. Shares of a Series are redeemable by an investor at the then current net asset value, which may be more or less than original cost. Additional information concerning each Series' performance appears in the Statement of Additional Information, and in the Trust's Annual Report to Shareholders which may be obtained, without charge, by writing or calling the Trust.

                                   TAX STATUS

    The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes.

    Each Series of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Internal Revenue Code, and, therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

    Owners of Polices should consult the applicable Account prospectus for more detailed information on tax issues related to the Policies.

CUSTODIAN

State Street Bank and Trust Company
105 Rosemont Road
Westwood, Massachusetts  02090

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP
200 East Randolph Drive
Chicago, Illinois  60601


LEGAL COUNSEL


Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, Connecticut 06880


INVESTMENT ADVISER AND TRANSFER AGENT

Jackson National Financial Services, LLC
5901 Executive Drive
Lansing, Michigan 48911

                      APPENDIX A -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

    Commercial paper rated by Standard & Poor's Ratings Group has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

    The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer-acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

STANDARD & POOR'S RATINGS GROUP BOND RATINGS

    AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issued only in small degree.

    A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CI. The rating CI is reserved for income bonds on which no interest is being paid.

    D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

    AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

    Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MUNICIPAL BONDS

STANDARD & POOR'S RATINGS GROUP MUNICIPAL BOND RATINGS

    AAA. Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

    A. Bonds which are rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB. Bonds which are rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

    Plus (+) or Minus (--): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS

    AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    NOTE: Moody's applies numerical modifiers, 1, 2 AND 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rankng; and the modifier indicates that the issue ranks in the lower end of its generic rating category.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 JANUARY 4, 1999


                                JNL SERIES TRUST


================================================================================

         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the JNL Series Trust Prospectus, dated January 4, 1999.. Not all Series described in the Statement of Additional Information may be available for investment. The Prospectus may be obtained by calling (800) 766-4683, or writing P.O. Box 378002, Denver, Colorado 80237-8002..

================================================================================



                                TABLE OF CONTENTS

     General Information and History
     Investment  Restrictions  Applicable to all Series
     Common  Types of  Securities
     Trustees  and Officers of the Trust
     Performance
     Investment  Adviser and Other  Services
     Purchases, Redemptions  and Pricing of Shares
     Additional  Information
     Tax Status
     Financial Statements

                         GENERAL INFORMATION AND HISTORY


         The JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust offers shares in 45 separate Series, each with its own investment objective.


                INVESTMENT RESTRICTIONS APPLICABLE TO ALL SERIES

Fundamental Policies. As indicated in the Prospectus, each Series is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Series if a matter affects just that Series), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Series) are present or represented by proxy. Unless otherwise indicated, all restrictions apply at the time of investment.


         (1) It shall be a fundamental policy that each Series, except the JNL Capital Growth Series, JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Index Series, JNL/S&P Moderate Growth Index Series, JNL/S&P Aggressive Growth Index Series, Lazard/JNL Small Cap Value Series and Lazard/JNL Mid Cap Value Series, shall be a "diversified company", as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act").


         (2) No Series may invest more than 25% of the value of their respective assets in any particular industry (other than U.S. Government securities); except the PPM America/JNL Money Market Series.

         (3) No Series may invest directly in real estate or interests in real estate; however, the Series may own debt or equity securities issued by companies engaged in those businesses.

         (4) No Series may purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Series from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).


         (5) No Series may lend any security or make any other loan if, as a result, more than 33 1/3% of a Series' total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).


     (6) No Series may act as an underwriter of securities issued by others, except to the extent that a Series may be deemed an underwriter in connection with the disposition of portfolio securities of such Series.


     (7) No Series may invest more than 15% of a Series' net assets (10% in the case of the PPM America/JNL Money Market Series and the JNL/Alger Growth Series) in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 or Commercial Paper issued in reliance upon the exemption from registration contained in
Section 4(2) of that Act, which have been determined to be liquid in accordance with guidelines established by the Board of Trustees.


     (8) The Series will not issue senior securities except that they may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of their respective total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Series' total assets by reason of a decline in net assets, the Series will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts.

Operating Policies. The Trustees have adopted additional investment restrictions for the Series. These restrictions are operating policies of the Series and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:


     (a) The Series intend to comply with the Commodity Futures Trading Commission ("CFTC") regulations limiting a Series' investments in futures and options for non-hedging purposes.


Insurance Law Restrictions. In connection with the Trust's agreement to sell shares to the separate accounts, Jackson National Financial Services, LLC ("JNFSLLC") and the insurance companies may enter into agreements, required by certain state insurance departments, under which JNFSLLC may agree to use its best efforts to assure and to permit insurance companies to monitor that each Series of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Series failed to comply with such restrictions or limitations, the insurance company would take appropriate action which might include ceasing to make investments in the Series or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                           COMMON TYPES OF SECURITIES

Asset-Backed Securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

     Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

     Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders hereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Bank Obligations. Bank obligations include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Series may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Collateralized Mortgage Obligations (CMOs). CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issue, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bonds groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

Commercial Paper. Commercial paper are short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

Foreign  Government  Securities.  Foreign  government  securities  are issued or
guaranteed  by  a  foreign  government,  province,  instrumentality,   political
subdivision or similar unit thereof.

Passive Foreign Investment Companies. Some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies.

High Yield Bonds. High yield bonds are fixed income securities offering high current income that are in the lower rated categories of recognized rating agencies or not rated. These lower-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rated categories.

         High yield securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based upon fundamental analysis, may also depress the price for such securities. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Hybrid Instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of commodity, a particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Mortgage-Backed Securities. Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Series. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Series. This principal is returned to the Series at par. As a result, if a mortgage security were trading at a discount, its total return would be increased by prepayments). The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Repurchase Agreements. A repurchase agreement may be considered a loan collateralized by securities. The Series must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book Entry System. The Series may invest in open repurchase agreements which vary from the typical agreement in the following respects: (1) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (2) the repurchase price is not determined at the time the agreement is entered into, but is instead based on a variable interest rate and the duration of the agreement. In addition, a Series, together with other registered investment companies having management agreements with an investment adviser or its affiliates may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

Savings and Loan Obligations. Savings and loan obligations include negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Short-Term  Corporate Debt Securities.  Short-term corporate debt securities are
outstanding   non-convertible   corporate  debt  securities  (e.g.,   bonds  and
debentures) which have one year or less remaining to maturity.
Corporate notes may have fixed, variable, or floating rates.

Stripped Agency Mortgage-Backed Securities. Stripped agency mortgage-backed securities represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped agency mortgage-backed securities may be issued by U.S. Government agencies or by private issuers similar to those described with respect to CMOs and privately-issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Series.

     The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

Supranational Agency Securities.  Supranational agency securities are securities
issued  or  guaranteed   by  certain   supranational   entities,   such  as  the
International Development Bank.

U.S. Government Agency Securities. U.S. Government agency securities are issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, Student Loan Marketing Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

U.S. Government Obligations. U.S. Government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

Variable Rate Securities. Variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as on a change in the prime rate. Variable Rate Securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

Warrants. A Series may invest in warrants. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

When-Issued Securities and Forward Commitment Contracts. A Series may purchase securities on a when-issued or delayed delivery basis ("When-Issueds") and may purchase securities on a forward commitment basis ("Forwards"). Any or all of the Series' investments in debt securities may be in the form of When-Issueds and Forwards. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for When-Issueds, but may be substantially longer for Forwards. During the period between purchase and settlement, no payment is made by the Series to the issuer and no interest accrues to the Series. The purchase of these securities will result in a loss if their value declines prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the Series makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Series will segregate for these securities by maintaining cash and/or liquid assets with its custodian bank equal in value to commitments for them during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the Series (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

Zero Coupon Bonds. Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The market value of strips and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality.

Inflation Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Such bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond the interest may be paid on an increasing principal value, which has been adjusted for inflation.

     Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of ten years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Series purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Series may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contract, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Series may be forced to liquidate positions when it would not be advantageous to do so. These also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

     The periodic adjustment of U.S. inflation-index bonds is tied to the Consumer Price-Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Standard & Poor's Depository Receipts. Standard & Poor's Depository Receipts ("SPDRs") are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500 Index. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to a Series as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

                       TRUSTEES AND OFFICERS OF THE TRUST

     The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The trustees set broad policies for each Series and choose the Trust's officers. The following is a list of the trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years. The mailing address of the officers and trustees, unless otherwise noted, is 5901 Executive Drive, Lansing, Michigan 48911.


ANDREW B. HOPPING* (Age 40)
JNL Series Trust, Trustee (8/97 to present)
JNL Series Trust, President (8/97 to present)
JNL Series Trust,  Chief  Executive  Officer (8/97 to present)
JNL Series Trust, Vice  President  (8/96 to 8/97)
JNL Series Trust,  Treasurer  (8/96 to 8/97)
JNL Series Trust,  Chief Financial Officer (8/96 to 8/97)
Jackson National Financial Services, LLC, President (3/98 to present) Jackson National Financial Services, LLC, Managing Board Member (3/98 to present)
Jackson National Life Insurance Company, Executive Vice President (7/98 to present)
Jackson National Life Insurance Company, Chief Financial Officer (12/97 to present)
Jackson  National  Life  Insurance  Company,  Senior  Vice President
(6/94 to 7/98)
National Planning Corporation,  Vice President (5/98 to 7/98)
National Planning Corporation, Director (6/97 to present)
Jackson National Financial Services, Inc., CEO (7/97 to 5/98) Jackson National Financial Services, Inc., President (7/97 to 5/98) Countrywide Credit, Executive Vice President (3/92 to 6/94)

JOSEPH FRAUENHEIM (Age 64), 1405 Cambridge,  Lansing, MI 48911
JNL Series Trust, Trustee (12/94 to present)
Consultant (1991 to present)

ROBERT A. FRITTS* (Age 50)
JNL Series Trust, Trustee (4/98 to present)
JNL Series Trust, Treasurer (8/97 to present)
JNL Series Trust,  Chief  Financial  Officer (8/97 to present)
JNL Series Trust, Vice President (12/94 to present)
JNL Series Trust, Assistant Treasurer (2/96 to August  1997)
JNL Series  Trust,  Assistant  Secretary  (12/94 to 2/96)
Jackson National Life Insurance Company, Vice President and Controller


THOMAS J. MEYER (Age 51)

JNL Series Trust,  Vice President  (12/94 to present)
JNL Series Trust,  Counsel (12/94 to present)
JNL Series Trust, Secretary (12/94 to present)
Jackson National Life Insurance Company, Senior Vice President (7/98 to present) Jackson National Life Insurance Company, Secretary (9/94 to present)
Jackson National Life Insurance Company, General Counsel (3/85 to present) Jackson National Life Insurance Company, Vice President (3/85 to 7/98)

RICHARD MCLELLAN (Age 56), 1191 Carriageway North, East Lansing, MI 48823 JNL Series Trust, Trustee (12/94 to present)
Dykema Gossett PLLC, Attorney

PETER MCPHERSON (Age 57), 1 Abbott Road, East Lansing, MI 48824 JNL Series Trust, Trustee (12/94 to present)
Michigan State University, President (10/93 to present)
Bank of America, Group Executive Vice President (11/90 to 10/93)

MARK D. NERUD (Age 32)
JNL Series Trust,  Vice President (8/97 to present)
JNL Series Trust,  Assistant Treasurer (8/97 to present)
Jackson National Financial Services, LLC, Chief Financial Officer (3/98 to present) Jackson National Financial Services, LLC, Managing Board Member (3/98 to present)
National Planning Corporation, Vice President (5/98 to present) Jackson National Financial Services, Inc., Director (1/98 to 5/98) Jackson National Financial Services, Inc., Chief Operating Officer (6/97 to 5/98)
Jackson National Financial Services, Inc., Treasurer (6/97 to 5/98) Jackson National Life Insurance Company, Assistant Vice President - Mutual Fund Operations (5/97 to present)
Jackson  National Life Insurance  Company,  Assistant  Vice President
(10/96 to 4/97)
Jackson National Life Insurance  Company,  Assistant  Controller
(10/96 to 4/97)
Jackson National Life Insurance Company, Senior Manager - Mutual Fund Operations (4/96 to 10/96)
Voyageur Asset Management Company, Manager - Mutual Fund Accounting
(5/93 to 4/96)
KPMG Peat Marwick, Manager - Financial Services (6/88 to 5/93)

AMY D. EISENBEIS (Age 34)
JNL Series Trust,  Vice President (8/97 to present)
JNL Series Trust,  Assistant
Secretary (8/97 to present)
Jackson National Financial Services, LLC, Vice President (3/98 to present) Jackson National Financial Services, LLC, Secretary (3/98 to present)
National Planning   Corporation,   Vice  President  (1/98  to  7/98)
National   Planning Corporation, Secretary (1/98 to 7/98)
National Planning Corporation, Chief Legal Officer  (1/98 to 7/98)
Jackson National Life Insurance Company, Associate General Counsel (7/95 to present)
Waddell & Reed, Inc., Staff Attorney (1/94 to 7/95)
Security Benefit Life Insurance Company, Staff Attorney (10/91 to 1/94)

-----------
*Trustees who are interested persons as defined in the Investment Company Act of 1940.


     On October 28, 1998, the officers and trustees of the Trust, as a group, owned less than 1% of the then outstanding shares of the Trust. To the extent required by applicable law, Jackson National Life Insurance Company will solicit voting instructions from owners of variable insurance or variable annuity contracts. All shares of each Series of the Trust will be voted by Jackson National Life Insurance Company in accordance with voting instructions received from such variable contract owners. Jackson National Life Insurance Company will vote all of the shares which it is entitled to vote in the same proportion as the voting instructions given by variable contract owners, on the issues presented, including shares which are attributable to Jackson National Life Insurance Company's interest in the Trust.


     The trustees who are "interested persons" and officers as designated above receive no compensation from the Trust. Disinterested Trustees will be paid $4,000 for each meeting they attend. For the year ended December 31, 1997, the disinterested Trustees received the following fees for service as Trustee:

                                                               Pension or Retirement
                              Aggregate Compensation from    Benefits Accrued As Part      Total Compensation from
          Trustee                        Trust                   of Trust Expenses         Trust and Fund Complex
          -------                        -----                   -----------------         ----------------------

Joseph Frauenheim                          $23,500                       0                      $23,500
Richard McLellan                            10,500                       0                       10,500
Peter McPherson                             23,500                       0                       23,500

                                   PERFORMANCE

     As described in the Prospectus, a Series' historical performance may be shown in the form of total return and yield. These performance measures are described below. Performance advertised for a Series may or may not reflect the effect of any charges that are imposed under a variable annuity or variable life contract that is funded by the Trust. Such charges, described in the variable annuity or variable life prospectus, will have the effect of reducing a Series' performance.

     Standardized average annual total return and non-standardized total return measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of a Series. Yield is a measure of the net investment income per share earned over a specific one month or 30-day period (seven-day period for the PPM America/JNL Money Market Series) expressed as a percentage of the net asset value.

     A Series' standardized average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Series for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Series' shares on the first day of the period, adjusting to deduct the applicable charges, if any, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period.

     The standardized average annual total return for each Series (except the PPM America/JNL Money Market Series) for the periods indicated was as follows:



                                                           One Year Period      Three Year        Commencement of
                                                           Ended June 30,      Period Ended      Operations to June
                                                                1998           June 30, 1998          30, 1998
                                                                ----           -------------          --------
JNL Aggressive Growth Series*                                  38.02%             25.75%               27.92%
JNL Capital Growth Series*                                     28.66%             24.40%               26.79%
JNL Global Equities Series*                                    28.18%             33.81%               35.06%
JNL/Alger Growth Series**                                      35.27%               N/A                23.26%
JNL/Alliance Growth Series****                                   N/A                N/A                12.80%
JNL/Eagle Core Equity Series***                                23.22%               N/A                28.11%
JNL/Eagle SmallCap Equity Series***                            18.38%               N/A                29.91%
JNL/JPM International & Emerging Markets Series****              N/A                N/A                 2.30%
JNL/PIMCO Total Return Bond Series****                           N/A                N/A                 3.30%
JNL/Putnam Growth Series*                                      37.06%             31.75%               32.50%
JNL/Putnam Value Equity Series*                                15.96%             24.81%               25.03%
JNL/S&P Conservative Growth Series I*****                        N/A                N/A                 0.50%
JNL/S&P Moderate Growth Series I*****                            N/A                N/A                 1.40%
JNL/S&P Aggressive Growth Series I*****                          N/A                N/A                 2.30%
JNL/S&P Very Aggressive Growth Series I*****                     N/A                N/A                 3.40%
JNL/S&P Equity Growth Series I*****                              N/A                N/A                -0.30%
JNL/S&P Equity Aggressive Growth Series I*****                   N/A                N/A                 0.70%
JNL/S&P Conservative Growth Series II*****                       N/A                N/A                -1.00%
JNL/S&P Moderate Growth Series II*****                           N/A                N/A                -0.90%
JNL/S&P Aggressive Growth Series II*****                         N/A                N/A                -1.50%
JNL/S&P Very Aggressive Growth Series II*****                    N/A                N/A                 1.50%
JNL/S&P Equity Growth Series II*****                             N/A                N/A                -2.00%
JNL/S&P Equity Aggressive Growth Series II*****                  N/A                N/A                -0.80%
Goldman Sachs/JNL Growth & Income Series*****                    N/A                N/A                -2.60%
Lazard/JNL Small Cap Value Series*****                           N/A                N/A                -3.60%
Lazard/JNL Mid Cap Value Series*****                             N/A                N/A                -3.30%
PPM America/JNL Balanced Series*                               16.89%             16.95%               16.99%
PPM America/JNL High Yield Bond Series*                        13.42%             13.45%               12.62%
Salomon Brothers/JNL Balanced Series****                         N/A                N/A                 2.30%
Salomon Brothers/JNL Global Bond Series*                        7.58%             11.44%               11.10%
Salomon Brothers/JNL High Yield Bond Series****                  N/A                N/A                 1.40%
Salomon Brothers/JNL U.S. Government and Quality Bond
Series*                                                        10.64%              6.99%                7.17%
T. Rowe Price/JNL Established Growth Series*                   29.05%             28.00%               29.74%
T. Rowe Price/JNL International Equity Investment
Series*                                                         4.39%             12.63%               11.91%
T. Rowe Price/JNL Mid-Cap Growth Series*                       29.94%             26.94%               28.63%


     * Commenced operations on May 15, 1995.
     ** Commenced operations on October 16, 1995.
     *** Commenced operations on September 16, 1996.

     **** Commenced operations on March 2, 1998. Performance figures are not annualized.
     *****The JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Series I commenced operations on April 13, 1998; the JNL/S&P Equity Aggressive Growth Series I commenced operations on April15, 1998; the JNL/S&P Conservative Growth Series II commenced operations on April 13, 1998; the JNL/S&P Moderate Growth Series II commenced operations on April 13, 1998; the JNL/S&P Aggressive Growth Series II commenced operations on April 13, 1998; the JNL/S&P Very Aggressive Growth Series II commenced operations on April 13, 1998; the JNL/S&P Equity Growth Series II commenced operations on April 13, 1998; and the JNL/S&P Equity Aggressive Growth Series II commenced operations on April 13, 1998. Performance figures are not annualized.


Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment
Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM America, Inc.

     The standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total return will be based on rolling calendar quarters and will cover at least periods of one, five and ten years, or a period covering the time the Series has been in existence, if it has not been in existence for one of the prescribed periods.

     Non-standardized total return may also be advertised. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return for a specific period is calculated by first taking an investment ("initial investment") in the Series' shares on the first day of the period and computing the "end value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Series have been reinvested at net asset value on the reinvestment dates during the period. Non-standardized total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, should not be considered a guarantee of future performance. Factors affecting the performance of a Series include general market conditions, operating expenses and investment management.

     The yield for a Series other than the PPM America/JNL Money Market Series is computed in accordance with a standardized method prescribed by the rules of the SEC. Under that method, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the offering price per share on the last day of the period, according to the following formula:

                                     a-b   6
                  YIELD   =       2[(---+1)  -1]
                                     cd



Where:
         a = dividends and interest earned during the period.
         b = expenses accrued for the period (net of reimbursements).
         c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the offering price (net asset value) per share on the last day of the period.


         The yield for the 30-day period ended June 30, 1998, for each of the referenced Series was as follows:


  JNL/PIMCO Total Return Bond Series                                       4.91%
  PPM America/JNL Balanced Series                                          2.73%
  PPM America/JNL High Yield Bond Series                                   8.38%
  Salomon Brothers/JNL Global Bond Series                                  2.16%
  Salomon Brothers/JNL Global Bond Series                                  7.38%
  Salomon Brothers/JNL U.S. Government and Quality Bond Series             5.82%


     In computing the foregoing yield, the Series follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Series use to prepare annual and interim financial statements in accordance with generally accepted accounting principles.


     The PPM America/JNL Money Market Series' yield is also computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share; which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. The PPM America/JNL Money Market Series' yield for the seven-day period ended June 30, 1998, was 4.87%.

     The PPM America/JNL Money Market Series' effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1)365/7 - 1. The PPM America/JNL Money Market Series' effective yield for the seven-day period ended June 30, 1998, was 4.99%.


     A Series' performance quotations are based upon historical results and are not necessarily representative of future performance. The Series' shares are sold at net asset value. Returns and net asset value will fluctuate, except that the PPM America/JNL Money Market Series seeks to maintain a $1.00 net asset value per share. Factors affecting a Series' performance include general market conditions, operating expenses and investment management. Shares of a Series are redeemable at the then current net asset value, which may be more or less than original cost.

     The performance of the Series may be compared to various other selected recognized market indicators. There are differences and similarities between the investments which a Series may purchase and the investments measured by the market indicators. Each Series may compare its performance to one or more of the Consumer Price Index, the Standard & Poor's 500 Index, the Standard & Poor's MidCap 400 Index, the Morgan Stanley Capital International World Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers High Yield Index, the Salomon Brothers Broad Investment Grade Index, the Salomon Brothers Treasury Index, the Russell 2000 Index, the Russell Midcap Index, or the Morgan Stanley Europe and Australasia, Far East Equity Index The foregoing bond indexes are unmanaged. The market prices and yields of corporate and government bonds will fluctuate. Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA indexes are weighted performance averages of other mutual funds with similar investment objectives. The net asset values and returns of the Series will also fluctuate. No adjustments are made for taxes payable on dividends.

     A Series may periodically advertise tax-deferred compounding charts and other hypothetical illustrations.

                      INVESTMENT ADVISER AND OTHER SERVICES


         JNFSLLC, 5901 Executive Drive, Lansing, Michigan 48911, is the investment adviser to the Trust. As investment adviser, JNFSLLC provides the Trust with professional investment supervision and management and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. JNFSLLC is a wholly owned subsidiary of Jackson National Life Insurance Company, which is in turn wholly owned by Prudential Corporation plc, a life insurance company in the United Kingdom.


         JNFSLLC acts as investment adviser to the Trust pursuant to an Amended Investment Advisory and Management Agreement. Prior to July 1, 1998, Jackson National Financial Services, Inc. acted as investment adviser to the Trust. Jackson National Financial Services, Inc. transferred the Amended Investment Advisory and Management Agreement, all related investment management duties and its related professional staff to JNFSLLC on July 1, 1998, with the approval of the Board of Trustees of the Trust.

         The Amended Investment Advisory and Management Agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of each Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment. Additional Series may be subject to a different agreement. The Amended Investment Advisory and Management Agreement provides that JNFSLLC shall not be liable for any error of judgment, or for any loss suffered by the Series in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNFSLLC in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement. As compensation for its services, the Trust pays JNFSLLC a fee as described in the Prospectus. The fees paid by the Trust to Jackson National Financial Services, Inc. pursuant to the Amended Investment Advisory and Management Agreement from the commencement of operations to March 31, 1996 were $701,004, from April 1, 1996 to December 31, 1996 were $1,884,328, and for the fiscal year ended December 31, 1997 were $7,264,087.

         In addition to providing the services described above JNFSLLC selects, contracts with and compensates sub-advisers to manage the investment and reinvestment of the assets of the Series of the Trust. JNFSLLC monitors the compliance of such sub-advisers with the investment objectives and related policies of each Series and reviews the performance of such sub-advisers and reports periodically on such performance to the Trustees of the Trust.


         Alliance Capital Management L.P. ("Alliance") serves as sub-adviser for the JNL/Alliance Growth Series; Eagle Asset Management, Inc. ("Eagle") serves as sub-adviser to the JNL/Eagle Core Equity Series and the JNL/Eagle SmallCap Equity Series; Fred Alger Management, Inc. ("Alger Management") serves as sub-adviser for the JNL/Alger Growth Series; Goldman Sachs Asset Management ("Goldman Sachs") serves as sub-adviser for the Goldman Sachs/JNL Growth & Income Series; J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as sub-adviser for the JNL/J.P. Morgan Enhanced S&P 500 Index and JNL/J.P. Morgan International & Emerging Markets Series; Janus Capital Corporation ("Janus Capital") serves as sub-adviser for the JNL/Janus Aggressive Growth, JNL/Janus Capital Growth and JNL/Janus Global Equities Series; Pacific Investment Management Company ("PIMCO") serves as sub-adviser for the JNL/PIMCO Total Return Bond Series; Lazard Asset Management ("Lazard") serves as sub-adviser for the Lazard/JNL Small Cap Value and Lazard/JNL Mid Cap Value Series, PPM America, Inc. ("PPM") serves as sub-adviser for the PPM America/JNL Balanced, PPM America/JNL High Yield Bond, and PPM America/JNL Money Market Series; Putnam Investment Management, Inc. ("Putnam") serves as sub-adviser to the JNL/Putnam Growth and JNL/Putnam Value Equity Series; Salomon Brothers Asset Management Inc ("SBAM") serves as sub-adviser for the Salomon Brothers/JNL Balanced, Salomon Brothers/JNL U.S. Government & Quality Bond, Salomon Brothers/JNL High Yield Bond and Salomon Brothers/JNL Global Bond Series; Standard & Poor's Investment Advisory Services, Inc. ("SPIAS") serves as sub-adviser for the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Index Series, JNL/S&P Moderate Growth Index Series, and JNL/S&P Aggressive Growth Index Series; State Street Global Advisors ("SSGA") serves as sub-adviser for the JNL/SSGA Enhanced Intermediate Bond Index, JNL/SSGA International Index, JNL/SSGA Russell 2000 Index, JNL/SSGA S&P 500 Index and JNL/SSGA S&P MidCap Index Series; T. Rowe Price Associates, Inc. ("T. Rowe") serves as sub-adviser for the T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth Series; and Rowe Price-Fleming International, Inc. ("Price-Fleming") serves as sub-adviser for the T. Rowe Price/JNL International Equity Investment Series.


         Subject to the supervision of JNFSLLC and the Trustees pursuant to investment sub-advisory agreements entered into between JNFSLLC and each of the sub-advisers, respectively, the sub-advisers invest and reinvest the Series' assets consistent with the Series' respective investment objectives and policies. The investment sub-advisory agreement continues in effect for each Series from year to year after its initial two-year term so long as its continuation is approved at least annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Series and by the shareholders of each Series or the Board of Trustees. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Series with respect to that Series, and will terminate automatically upon assignment or upon the termination of the investment management agreement between JNFSLLC and the Series. Additional Series may be subject to a different agreement. The sub-advisers are responsible for compliance with or have agreed to use their best efforts to manage the Series to comply with the provisions of Section 817(h) of the Internal Revenue Code of 1986, as amended, applicable to each Series (relating to the diversification requirements applicable to investments in underlying variable annuity contracts).



Administrative Fee. Effective January 4, 1999, each Series, except the JNL/S&P Series, pays to JNFSLLC an Administrative Fee of .10% of the average daily net assets of the Series. In return for the fee, JNFSLLC provides or procures all necessary administrative functions and services for the operation of the Series. In addition, JNFSLLC, at its own expense, will arrange for legal, audit, fund accounting, custody, printing and mailing, and all other services necessary for the operation of each Series. Each Series is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Prior to January 4, 1999, each Series paid all of its own operating expenses.


Custodian and Transfer Agent. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.


         State Street Bank and Trust Company ("State Street"), 105 Rosemont Road, Westwood, Massachusetts 02090, acts as custodian for the JNL/Alger Growth Series, JNL/Alliance Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/J.P. Morgan Enhanced S&P 500 Index Series, JNL/J.P. Morgan International & Emerging Markets Series, JNL/Janus Aggressive Growth Series, JNL/Janus Capital Growth Series, JNL/Janus Global Equities Series, JNL/PIMCO Total Return Bond Series, JNL/Putnam Growth Series, JNL/Putnam Value Equity Series, JNL/SSGA Enhanced Intermediate Bond Index Series, JNL/SSGA International Index Series, JNL/SSGA Russell 2000 Index Series, JNL/SSGA S&P 500 Index Series, JNL/SSGA S&P MidCap Index Series, Goldman Sachs/JNL Growth & Income Series, Lazard/JNL Small Cap Value Series, Lazard/JNL Mid Cap Value Series, PPM America/JNL Balanced Series, PPM America/JNL High Yield Bond Series, PPM America/JNL Money Market Series, Salomon Brothers/JNL Balanced Series, Salomon Brothers/JNL Global Bond Series, Salomon Brothers/JNL High Yield Bond Series, Salomon Brothers/JNL U.S. Government & Quality Bond Series, T. Rowe Price/JNL Established Growth Series, T. Rowe Price/JNL International Equity Investment Series, and T. Rowe Price/JNL Mid-Cap Growth Series. The Trust acts as custodian for the JNL/S&P Conservative Growth Series I, JNL/S&P Moderate Growth Series I, JNL/S&P Aggressive Growth Series I, JNL/S&P Very Aggressive Growth Series I, JNL/S&P Equity Growth Series I, JNL/S&P Equity Aggressive Growth Series I, JNL/S&P Conservative Growth Series II, JNL/S&P Moderate Growth Series II, JNL/S&P Aggressive Growth Series II, JNL/S&P Very Aggressive Growth Series II, JNL/S&P Equity Growth Series II, JNL/S&P Equity Aggressive Growth Series II, JNL/S&P Conservative Growth Index Series, JNL/S&P Moderate Growth Index Series, and JNL/S&P Aggressive Growth Index Series.


         JNFSLLC is the transfer agent and dividend-paying agent for each Series of the Trust.


Independent Accountants. The Series' independent accountants, PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, audit and report on the Series' annual financial statements, and perform other professional accounting, auditing and advisory services when engaged to do so by the Series.


Series Transactions and Brokerage. The primary consideration in portfolio security transactions is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. JNFSLLC and the sub-advisers always attempt to achieve best execution and have complete freedom as to the markets in and the broker/dealers through which they seek this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker/dealers who have furnished statistical, research, and other information or services to JNFSLLC or the sub-advisers. In placing orders with such broker/dealers, JNFSLLC and the sub-advisers will, where possible, take into account the comparative usefulness of such information. Such information is useful to JNFSLLC and the sub-advisers even though its dollar value may be indeterminable and its receipt or availability generally does not reduce JNFSLLC's or the sub-advisers' normal research activities or expenses.

         Trust portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker/dealer's selection, nor is the selection of any broker/dealer based on the volume of shares sold.

         There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of JNFSLLC or the sub-advisers. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when JNFSLLC and the sub-advisers believe that to do so is in the interest of the Trust. When such concurrent authorizations occur the executions will be allocated in an equitable manner.

         During the periods indicated, the Series paid the following amounts in brokerage commissions:

                                                               Fiscal year      April 1, 1996      Commencement of
                                                             ended December    to December 31,      Operations to
                                                                31, 1997            1996*           March 31, 1996
                                                                --------            -----           --------------

JNL Aggressive Growth Series**                                  $162,153           $16,981             $19,654
JNL Capital Growth Series**                                      147,014            34,515              16,905
JNL Global Equities Series**                                     453,347            47,800              72,359
JNL/Alger Growth Series***                                       183,075            22,155              9,414
JNL/Eagle Core Equity Series****                                 17,298             1,785                N/A
JNL/Eagle SmallCap Equity Series****                             33,313             4,389                N/A
JNL/Putnam Growth Series**                                       181,765            33,185              8,008
JNL/Putnam Value Equity Series**                                 139,522            3,587               2,888
PPM America/JNL Balanced Series**                                43,630             17,054              5,077
PPM America/JNL High Yield Bond Series**                            0                500                  0
PPM America/JNL Money Market Series**                               0                 0                   0
Salomon Brothers/JNL Global Bond Series**                           0                 0                 1,399
Salomon  Brothers/JNL  U.S.  Government  and Quality  Bond
Series**                                                            0                 0                   0
T. Rowe Price/JNL Established Growth Series**                    114,988            5,706               20,293
T. Rowe Price/JNL International Equity Investment Series**       142,628            17,105              63,341
T. Rowe Price/JNL Mid-Cap Growth Series**                        164,887            19,868              25,663

*The JNL Series Trust changed its fiscal year end from March 31 to December 31. **Commenced operations on May 15, 1995.
***Commenced operations on October 16, 1995.
****Commenced operations on September 16, 1996.

Prior to May 1, 1997, the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and was sub-advised by Phoenix Investment
Counsel Inc., the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and was sub-advised by PPM.

     As of December 31, 1997, the following Series owned securities of one of the Trust's regular broker/dealers:
                                                                   Amount of
                                                                   Securities
     Series                        Broker/Dealer                   Owned
     ------                        -------------                   -----
                                   Morgan Stanley, Dean Witter
JNL/Alger Growth Series            Discover & Co                    $1,795,922
                                   Morgan Stanley, Dean Witter
JNL/Putnam Growth Series           Discover & Co                       851,400
JNL/Putnam Value Equity
   Series                          J.P. Morgan & Co.                 1,065,540
PPM America/JNL Money Market
   Series                          Merrill Lynch & Co.               2,407,664

Code of Ethics. To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, the Adviser and the Sub-Advisers have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These Codes comply, in all material respects, with the recommendations of the Investment Company Institute.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company or certain tax qualified retirement plans may purchase shares of the Series at their net asset value. For an insurance company, shares are purchased using premiums received on policies issued by separate accounts. These separate accounts are funded by shares of the Trust.

     All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Series (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     As stated in the Prospectus, the net asset value ("NAV") of Series shares is determined once each day on which the New York Stock Exchange (the "NYSE") is open ("Business Day") at the close of the regular trading session of the Exchange (normally 4:00 p.m., Eastern Time, Monday through Friday). The NAV of Series shares is not determined on the days the NYSE is closed, which days generally are New Year's Day, Martin Luther King Jr. holiday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The per share NAV of a Series is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on the national securities exchanges, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using exchange rates in effect at the time of valuation. A Series will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European and Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which a Series' net asset value is not calculated. A Series calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the foreign portfolio securities used in such calculation.

     For the PPM America/JNL Money Market Series, securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. The net income of the PPM America/JNL Money Market Series is determined once each day, on which the NYSE is open, at the close of the regular trading session of the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). All the net income of the Series, so determined, is declared as a dividend to shareholders of record at the time of such determination. Shares purchased become entitled to dividends declared as of the first day following the date of investment. Dividends are distributed in the form of additional shares of the Series on the last business day of each month at the rate of one share (and fraction thereof) of the Series for each one dollar (and fraction thereof) of dividend income.

     For this purpose, the net income of the PPM America/JNL Money Market Series (from the time of the immediately preceding determination thereof) shall consist of: (a) all interest income accrued on the portfolio assets of the Series, (b) less all actual and accrued expenses, and (c) plus or minus net realized gains and losses on the assets of the Series determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (including both original issue and market discount) on discount paper accrued ratably to the date of maturity. Securities are valued at amortized cost which approximates market, which the Trustees have determined in good faith constitutes fair value for the purposes of complying with the Investment Company Act of 1940.

     Because the net income of the PPM America/JNL Money Market Series is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Series divided by the number of shares outstanding) remains at one dollar per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Series, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Series in its account. Pursuant to its objective of maintaining a fixed one dollar share price, the Series will not purchase securities with a remaining maturity of more than 397 days and will maintain a dollar weighted average portfolio maturity of 90 days or less.

     The Trust may suspend the right of redemption for any Series only under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

                             ADDITIONAL INFORMATION

Description of Shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Series and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Series represents an equal proportionate interest in that Series with each other share. The Trust reserves the right to create and issue a number of Series of shares. In that case, the shares of each Series would participate equally in the earnings, dividends, and assets of the particular Series. Upon liquidation of a Series, shareholders are entitled to share pro rata in the net assets of such Series available for distribution to shareholders.

Voting Rights. Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust. The Trustees may, however, amend the Declaration of Trust without the vote or consent of shareholders to:

o    designate Series of the Trust; or

o    change the name of the Trust; or

o supply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Declaration of Trust to the requirements of applicable federal or state regulations if they deem it necessary.

     Shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable, except as set forth in the prospectus. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Series affected by the proposal. When a majority is required, it means the lesser of 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

Shareholder Inquiries. All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of the Prospectus.

                                   TAX STATUS

     The Trust's policy is to meet the requirements of Subchapter M of the Internal Revenue Code. Each Series intends to distribute taxable net investment income and capital gains to shareholders in amounts that will avoid federal income or excise tax. In addition, each Series intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of annuity and life insurance contracts issued by insurance company separate accounts.

     All income, dividends, and capital gains distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first Business Day following the record date, unless otherwise requested by a shareholder.

     Each Series of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code and, therefore, the assets, income, and distributions of each Series are considered separately for purposes of determining whether or not the Series qualifies as a regulated investment company.

                                JNL SERIES TRUST

                              FINANCIAL STATEMENTS








                                 JUNE 30, 1998

                                JNL SERIES TRUST
                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 June 30, 1998

                                                           JNL            JNL            JNL
                                                    Aggressive        Capital         Global      JNL/Alger   JNL/Alliance
                                                        Growth         Growth       Equities         Growth         Growth
                                                        Series         Series         Series         Series         Series
                                                        ------         ------         ------         ------         ------
Assets
Investments in securities, at cost ............   $ 91,231,699   $ 76,533,957   $175,105,856   $ 93,442,197   $  2,314,691
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........    116,021,039     96,351,525    229,383,421    125,329,037      2,551,212
Cash ..........................................         37,834         92,977        102,240           --             --
Foreign currency ..............................        123,925         90,568      2,727,000           --             --
Receivables:
   Dividends and interest .....................          9,728         16,878         83,941         56,216          2,020
   Forward foreign currency  exchange contracts         31,634            428        900,431           --             --
   Foreign taxes recoverable ..................          3,921          3,725        188,408           --             --
   Fund shares sold ...........................         32,503         20,584        318,309        365,404           --
   Investment securities sold .................      1,360,541        137,377      2,473,178      1,584,304         21,317
   Reimbursement from Adviser .................           --            6,564         27,046           --            3,442
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................    117,621,125     96,720,626    236,203,974    127,334,961      2,577,991
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................         84,028         68,607        170,777         95,457          1,540
   Forward foreign currency  exchange contracts         64,825        118,766        795,718           --             --
   Fund shares redeemed .......................         49,955          3,709         62,865         16,506             11
   Investment securities purchased ............        152,839      2,115,984     15,897,085           --           10,711
Variation margin ..............................           --             --            5,409           --             --
Other liabilities .............................         10,361         16,303         29,419         20,268         12,898
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        362,008      2,323,369     16,961,273        132,231         25,160
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $117,259,117   $ 94,397,257   $219,242,701   $127,202,730   $  2,552,831
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................     85,477,069     68,495,582    161,416,318     90,575,782      2,278,087
Undistributed net investment income (loss) ....        211,706       -303,154      1,187,267        -41,932          1,788
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      6,814,850      6,505,280      2,485,297      4,782,040         36,435
Net unrealized appreciation (depreciation) on:
   Investments ................................     24,789,340     19,817,568     54,277,565     31,886,840        236,521
   Futures contracts and foreign currency
      related items ...........................        (33,848)      (118,019)      (123,746)          --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $117,259,117   $ 94,397,257   $219,242,701   $127,202,730   $  2,552,831
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      6,207,839      4,881,064      9,897,297      7,496,108        226,248
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $      18.89   $      19.34   $      22.15   $      16.97   $      11.28
                                                  ============   ============   ============   ============   ============

                     See notes to the financial statements.



                                                                                     JNL/JPM
                                                      JNL/Eagle     JNL/Eagle  International      JNL/PIMCO
                                                           Core      SmallCap     & Emerging          Total     JNL/Putnam
                                                         Equity        Equity        Market     Return Bond         Growth
                                                         Series        Series         Series         Series         Series
                                                         ------        ------         ------         ------         ------
Assets
Investments in securities, at cost ............   $ 21,563,655   $ 23,757,498   $  5,077,841   $  3,649,687   $106,799,393
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........     24,280,386     25,796,200      4,997,491      3,723,551    137,032,991
Cash ..........................................           --          550,137           --             --             --
Foreign currency ..............................           --             --          247,974           --             --
Receivables:
   Dividends and interest .....................         44,430         11,737          9,994         19,809         75,714
   Forward foreign currency  exchange contracts           --             --           41,673           --             --
   Foreign taxes recoverable ..................             94           --            6,947           --             --
   Fund shares sold ...........................         76,771        198,745           --             --          263,042
   Investment securities sold .................        154,460           --           93,284           --          263,663
   Reimbursement from Adviser .................          3,260          2,105          5,222          3,312           --
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................     24,559,401     26,558,924      5,402,585      3,746,672    137,635,410
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................         16,318         18,656          4,073          2,038         94,938
   Forward foreign currency  exchange contracts           --             --           30,583           --             --
   Fund shares redeemed .......................          2,710          1,680              1             26         15,915
   Investment securities purchased ............        928,260      1,005,971        218,347           --            3,821
Variation margin ..............................           --             --              941           --             --
Other liabilities .............................         13,287         15,800         19,312         13,257         18,077
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        960,575      1,042,107        273,257         15,321        132,751
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $ 23,598,826   $ 25,516,817   $  5,129,328   $  3,731,351   $137,502,659
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................     20,557,375     22,990,365      5,013,763      3,621,517    104,454,949
Undistributed net investment income (loss) ....         89,000        -53,536         35,083         51,790         70,182
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............        235,720        541,286        150,617        (15,820)     2,743,930
Net unrealized appreciation (depreciation) on:
   Investments ................................      2,716,731      2,038,702        (80,350)        73,864     30,233,598
   Futures contracts and foreign currency
      related items ...........................           --             --           10,215           --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $ 23,598,826   $ 25,516,817   $  5,129,328   $  3,731,351   $137,502,659
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      1,552,099      1,597,701        501,330        361,359      6,599,448
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $      15.20   $      15.97   $      10.23   $      10.33   $      20.84
                                                  ============   ============   ============   ============   ============

                                                                      Goldman
                                                                    Sachs/JNL     Lazard/JNL     Lazard/JNL            PPM
                                                    JNL/Putnam       Growth &      Small Cap        Mid Cap    America/JNL
                                                  Value Equity         Income          Value          Value       Balanced
                                                        Series         Series         Series         Series         Series
                                                        ------         ------         ------         ------         ------
Assets
Investments in securities, at cost ............   $154,608,925   $  3,409,638   $  5,189,387   $  4,947,543   $ 77,984,944
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........    164,325,898      3,261,118      4,941,707      4,798,687     83,555,772
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --             --             --             --
Receivables:
   Dividends and interest .....................        316,929          6,537          3,293          2,947        673,155
   Forward foreign currency  exchange contracts           --             --             --             --             --
   Foreign taxes recoverable ..................          6,443           --             --            1,231           --
   Fund shares sold ...........................        191,972         15,000           --            3,000        113,314
   Investment securities sold .................      3,053,819          8,799          3,153           --           54,811
   Reimbursement from Adviser .................           --            3,371          3,162          3,210          3,694
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................    167,895,061      3,294,825      4,951,315      4,809,075     84,400,746
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................        119,371          2,305          4,183          3,555         49,417
   Forward foreign currency  exchange contracts           --             --             --             --             --
   Fund shares redeemed .......................         55,136             54              5             29         21,855
   Investment securities purchased ............        571,799         33,769          5,059        241,519        537,568
Variation margin ..............................           --              758           --             --             --
Other liabilities .............................          7,166         13,060         13,129         13,536         13,181
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        753,472         49,946         22,376        258,639        622,021
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $167,141,589   $  3,244,879   $  4,928,939   $  4,550,436   $ 83,778,725
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................    151,527,710      3,348,317      5,113,964      4,712,582     74,902,038
Undistributed net investment income (loss) ....        729,456         10,721            199          6,169      1,414,878
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      5,167,450         35,119         62,456        (19,459)     1,890,981
Net unrealized appreciation (depreciation) on:
   Investments ................................      9,716,973       (148,520)      (247,680)      (148,856)     5,570,828
   Futures contracts and foreign currency
      related items ...........................           --             (758)          --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $167,141,589   $  3,244,879   $  4,928,939   $  4,550,436   $ 83,778,725
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      9,167,488        333,200        511,520        470,403      5,947,685
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $      18.23   $       9.74   $       9.64   $       9.67   $      14.09
                                                  ============   ============   ============   ============   ============

                                                           PPM
                                                   America/JNL
                                                    High Yield
                                                          Bond
                                                        Series
                                                        ------
Assets
Investments in securities, at cost ............   $ 95,424,085
                                                  ============

Investments in securities, at value ...........     95,471,960
Cash ..........................................           --
Foreign currency ..............................           --
Receivables:
   Dividends and interest .....................      1,732,835
   Forward foreign currency  exchange contracts           --
   Foreign taxes recoverable ..................           --
   Fund shares sold ...........................         90,577
   Investment securities sold .................      1,010,000
   Reimbursement from Adviser .................           --
                                                  ------------
Total assets ..................................     98,305,372
                                                  ------------

Liabilities
Payables:
   Investment advisory fees ...................         56,816
   Forward foreign currency  exchange contracts           --
   Fund shares redeemed .......................          8,017
   Investment securities purchased ............      1,000,000
Variation margin ..............................           --
Other liabilities .............................         14,017
                                                  ------------
Total liabilities .............................      1,078,850
                                                  ------------
Net assets ....................................   $ 97,226,522
                                                  ============

Net assets consist of:
Paid-in capital ...............................     91,587,760
Undistributed net investment income (loss) ....      3,468,090
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      2,122,797
Net unrealized appreciation (depreciation) on:
   Investments ................................         47,875
   Futures contracts and foreign currency
      related items ...........................           --
                                                  ------------
Net assets ....................................   $ 97,226,522
                                                  ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............      8,058,472
                                                  ============

Net asset value, offering and
     redemption price per share ...............   $      12.07
                                                  ============

                                 June 30, 1998


                                                   America/JNL        Salomon   Brothers/JNL   Brothers/JNL    Brothers/JNL
                                                         Money   Brothers/JNL         Global     High Yield U.S. Government
                                                        Market       Balanced           Bond           Bond       & Quality
                                                        Series         Series         Series         Series     Bond Series
                                                        ------         ------         ------         ------     -----------
Assets
 Investments in securities, at cost ...........   $ 54,472,935   $  2,150,394   $ 54,576,155   $  5,689,391   $ 46,974,232
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........     54,472,935      2,147,242     54,723,965      5,641,815     47,833,463
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --            3,761           --             --
Receivables:
   Dividends and interest .....................              9         20,552        706,956        119,151        380,978
   Forward foreign currency exchange contracts            --             --           48,806           --             --
   Foreign taxes recoverable ..................           --             --             --             --             --
   Fund shares sold ...........................           --           12,000         36,684          6,000         10,637
   Investment securities sold .................           --             --             --             --             --
   Reimbursement from Adviser .................            652          3,499          6,506          3,083          1,972
                                                  ------------   ------------   ------------   ------------   ------------
 Total assets .................................   $ 54,473,596   $  2,183,293   $ 55,526,678   $  5,770,049   $ 48,227,050
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................         28,963          1,261         32,336          3,639         20,214
   Forward foreign currency exchange contracts            --             --           26,277           --             --
   Fund shares redeemed .......................        595,470             43          8,213             28          7,223
   Investment securities purchased ............           --           79,846      8,576,529           --       12,564,596
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................          9,710         13,799         12,544         13,892         18,455
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................        634,143         94,949      8,655,899         17,559     12,610,488
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $ 53,839,453   $  2,088,344   $ 46,870,779   $  5,752,490   $ 35,616,562
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................     53,839,453      2,069,483     45,017,850      5,678,568     33,746,092
Undistributed net investment income (loss) ....           --           21,417      1,462,822        121,446        912,323
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............           --              596        221,267             52         98,916
Net unrealized appreciation (depreciation) on:
   Investments ................................           --           (3,152)       147,810        (47,576)       859,231
   Futures contracts and foreign currency
      related items ...........................           --             --           21,030           --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $ 53,839,453   $  2,088,344   $ 46,870,779   $  5,752,490   $ 35,616,562
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............     53,839,453        204,220      4,112,807        567,228      3,210,192
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
      redemption price per share ..............   $       1.00   $      10.23   $      11.40   $      10.14   $      11.09
                                                  ============   ============   ============   ============   ============

                     See notes to the financial statements.


                                                                      T. Rowe
                                                       T. Rowe      Price/JNL        T. Rowe
                                                     Price/JNL  International      Price/JNL        JNL/S&P        JNL/S&P
                                                   Established         Equity        Mid-Cap   Conservative       Moderate
                                                        Growth     Investment         Growth         Growth         Growth
                                                        Series         Series         Series       Series I       Series I
                                                        ------         ------         ------       --------       --------
Assets
 Investments in securities, at cost ...........   $151,169,540   $ 72,086,752   $137,366,618   $  1,738,231   $  1,690,601
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........    185,069,695     87,518,362    172,688,734      1,763,884      1,722,378
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................         17,675        797,310            (20)          --             --
Receivables:
   Dividends and interest .....................        108,381        121,220         24,395            240           --
   Forward foreign currency exchange contracts            --               80           --             --             --
   Foreign taxes recoverable ..................         13,619        127,443            314           --             --
   Fund shares sold ...........................        129,682         22,207        116,231           --            5,333
   Investment securities sold .................        846,774        154,099      1,302,773          5,554           --
   Reimbursement from Adviser .................           --            7,186           --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Total assets .................................   $186,185,826   $ 88,747,907   $174,132,427   $  1,769,678   $  1,727,711
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................        121,286         78,593        126,675            271            284
   Forward foreign currency exchange contracts           1,426            442           --             --             --
   Fund shares redeemed .......................         92,360          5,444         28,600          5,554           --
   Investment securities purchased ............      2,762,230           --        1,147,652           --            5,333
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................         14,904         42,139         13,867           --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................      2,992,206        126,618      1,316,794          5,825          5,617
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $183,193,620   $ 88,621,289   $172,815,633   $  1,763,853   $  1,722,094
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................    141,581,039     74,067,519    129,240,357      1,738,142      1,690,949
Undistributed net investment income (loss) ....        425,534        508,292       (237,447)            74           (284)
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............      7,287,208     (1,383,722)     8,490,601            (16)          (348)
Net unrealized appreciation (depreciation) on:
   Investments ................................     33,900,155     15,431,610     35,322,116         25,653         31,777
   Futures contracts and foreign currency
      related items ...........................           (316)        (2,410)             6           --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $183,193,620   $ 88,621,289   $172,815,633   $  1,763,853   $  1,722,094
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............     10,004,226      6,457,461      8,528,000        175,471        169,889
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
      redemption price per share ..............   $      18.31   $      13.72   $      20.26   $      10.05   $      10.14
                                                  ============   ============   ============   ============   ============

                                                                      JNL/S&P                       JNL/S&P
                                                       JNL/S&P           Very        JNL/S&P         Equity        JNL/S&P
                                                    Aggressive     Aggressive         Equity     Aggressive   Conservative
                                                        Growth         Growth         Growth         Growth         Growth
                                                      Series I       Series I       Series I       Series I      Series II
                                                      --------       --------       --------       --------      ---------
Assets
 Investments in securities, at cost ...........   $  1,000,973   $    704,284   $  1,190,061   $    606,833   $  2,334,837
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........      1,029,404        728,964      1,195,716        625,215      2,317,286
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --             --             --             --
Receivables:
   Dividends and interest .....................           --             --             --             --             --
   Forward foreign currency exchange contracts            --             --             --             --             --
   Foreign taxes recoverable ..................           --             --             --             --             --
   Fund shares sold ...........................           --             --             --             --             --
   Investment securities sold .................             39             28             46             24             95
   Reimbursement from Adviser .................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Total assets .................................   $  1,029,443   $    728,992   $  1,195,762   $    625,239   $  2,317,381
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................            184             96            216             94            900
   Forward foreign currency exchange contracts            --             --             --             --             --
   Fund shares redeemed .......................             39             28             46             24             95
   Investment securities purchased ............           --             --             --             --             --
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................            223            124            262            118            995
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $  1,029,220   $    728,868   $  1,195,500   $    625,121   $  2,316,386
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................      1,000,976        705,217      1,191,781        606,838      2,335,289
Undistributed net investment income (loss) ....           (184)           (96)          (216)           (94)          (900)
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............             (3)          (933)        (1,720)            (5)          (452)
Net unrealized appreciation (depreciation) on:
   Investments ................................         28,431         24,680          5,655         18,382        (17,551)
   Futures contracts and foreign currency
      related items ...........................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
 Net assets ...................................   $  1,029,220   $    728,868   $  1,195,500   $    625,121   $  2,316,386
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par value),
     unlimited shares authorized ..............        100,568         70,476        119,886         62,062        233,914
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
      redemption price per share ..............   $      10.23   $      10.34   $       9.97   $      10.07   $       9.90
                                                  ============   ============   ============   ============   ============

                                                                                    JNL/S&P                       JNL/S&P
                                                       JNL/S&P        JNL/S&P           Very        JNL/S&P         Equity
                                                      Moderate     Aggressive     Aggressive         Equity     Aggressive
                                                        Growth         Growth         Growth         Growth         Growth
                                                     Series II      Series II      Series II      Series II      Series II
                                                     ---------      ---------      ---------      ---------      ---------
Assets
Investments in securities, at cost ............   $  1,677,257   $    294,915   $    244,322   $    455,074   $    237,884
                                                  ============   ============   ============   ============   ============

Investments in securities, at value ...........      1,671,819        293,650        248,686        454,319        237,076
Cash ..........................................           --             --             --             --             --
Foreign currency ..............................           --             --             --             --             --
Receivables:
   Dividends and interest .....................           --             --             --             --             --
   Forward foreign currency exchange contracts            --             --             --             --             --
   Foreign taxes recoverable ..................           --             --             --             --             --
   Fund shares sold ...........................           --             --             --             --             --
   Investment securities sold .................             69             12             10             19             10
   Reimbursement from Adviser .................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total assets ..................................   $  1,671,888   $    293,662   $    248,696   $    454,338   $    237,086
                                                  ------------   ------------   ------------   ------------   ------------

Liabilities
Payables:
   Investment advisory fees ...................            586             98             92            110             91
   Forward foreign currency exchange contracts            --             --             --             --             --
   Fund shares redeemed .......................             69             12             10             19             10
   Investment securities purchased ............           --             --             --             --             --
Variation margin ..............................           --             --             --             --             --
Other liabilities .............................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Total liabilities .............................            655            110            102            129            101
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $  1,671,233   $    293,552   $    248,594   $    454,209   $    236,985
                                                  ============   ============   ============   ============   ============

Net assets consist of:
Paid-in capital ...............................      1,677,625        294,935        244,385        455,167        237,966
Undistributed net investment income (loss) ....           (586)           (98)           (92)          (110)           (91)
Accumulated net realized gain (loss)
   on investments, future contracts, and
   foreign currency related items .............           (368)           (20)           (63)           (93)           (82)
Net  unrealized appreciation (depreciation) on:
   Investments ................................         (5,438)        (1,265)         4,364           (755)          (808)
   Futures contracts and foreign currency
      related items ...........................           --             --             --             --             --
                                                  ------------   ------------   ------------   ------------   ------------
Net assets ....................................   $  1,671,233   $    293,552   $    248,594   $    454,209   $    236,985
                                                  ============   ============   ============   ============   ============

Total shares outstanding (no par
     value), unlimited shares authorized ......        168,597         29,804         24,497         46,333         23,898
                                                  ============   ============   ============   ============   ============

Net asset value, offering and
     redemption price per share ...............   $       9.91   $       9.85   $      10.15   $       9.80   $       9.92
                                                  ============   ============   ============   ============   ============

                                JNL SERIES TRUST
                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     For the Six Months Ended June 30, 1998


                                                     JNL             JNL             JNL
                                              Aggressive         Capital          Global       JNL/Alger    JNL/Alliance
                                                                                                                        1
                                                  Growth          Growth        Equities          Growth          Growth
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
   Dividends ...........................   $    238,898    $    105,496    $  1,608,927    $    353,208    $      7,875
   Interest .............................        133,043          49,008         196,964         157,616             936
   Foreign tax withholding ..............        (12,008)         (3,813)       (205,250)         (3,015)           (193)
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................        359,933         150,691       1,600,641         507,809           8,618
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        457,587         388,157         909,461         509,324           5,722
   Custodian fees .......................         39,659          22,451         188,599           9,449           4,664
   Portfolio accounting fees ............         12,483          12,483          22,825          12,759           5,520
   Professional fees ....................          9,891           9,016          14,500          10,460           3,186
   Other ................................         11,396          10,544          21,439           7,749           1,080
                                               ----------      ----------      ----------      ----------         -------
Total operating expenses ................        531,016         442,651       1,156,824         549,741          20,172
Less:
   Reimbursement from Adviser ...........          1,178           6,591         109,634            --            13,342
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        529,838         436,060       1,047,190         549,741           6,830
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............       (169,905)       (285,369)        553,451         (41,932)          1,788
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................      6,492,296       6,662,266       4,507,685       3,686,984          36,435
   Foreign currency related items .......         50,587         (62,400)        173,745            --              --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --            21,500            --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................     18,956,376       7,029,407      37,356,219      20,128,944         236,521
   Futures contracts and foreign currency
      related items .....................        (24,426)       (101,005)        (57,824)           --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................     25,474,833      13,528,268      42,001,325      23,815,928         272,956
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $ 25,304,928    $ 13,242,899    $ 42,554,776    $ 23,773,996    $    274,744
                                            ============    ============    ============    ============    ============

--------------------------------------------------------
1
  Period from March 2, 1998 (commencement of operations).


                       See notes to financial statements.

                                                                                 JNL/JPM
                                               JNL/Eagle       JNL/Eagle   International       JNL/PIMCO
                                                    Core        SmallCap      & Emerging    Total Return      JNL/Putnam
                                                  Equity          Equity         Markets            Bond          Growth
                                                                                        1               1
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
    Dividends ...........................   $    142,281    $     17,517    $     59,185    $       --      $    425,869
   Interest .............................         33,498          33,417           2,647          60,812         100,649
   Foreign tax withholding ..............         (2,633)           --            (7,448)           --              (134)
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................        173,146          50,934          54,384          60,812         526,384
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............         73,692          90,561          16,728           7,430         489,275
   Custodian fees .......................          5,719           6,048           9,860           4,696          19,175
   Portfolio accounting fees ............         12,736          12,736           9,600           5,520          13,075
   Professional fees ....................          5,022           5,753           3,186           3,186          10,994
   Other ................................          2,782           1,920           1,080           1,080           8,949
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................         99,951         117,018          40,454          21,912         541,468
Less:
   Reimbursement from Adviser ...........         15,672          12,158          21,153          12,890            --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................         84,279         104,860          19,301           9,022         541,468
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............         88,867         (53,926)         35,083          51,790         (15,084)
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................        195,729         344,219         170,703         (15,820)      2,517,389
   Foreign currency related items .......           --              --           (20,086)           --              --
   Options written ......................          1,520            --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................      1,214,606         603,257         (80,350)         73,864      19,660,382
   Futures contracts and foreign currency
      related items .....................             (2)           --            10,215            --              --
   Options written ......................           (457)           --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................      1,411,396         947,476          80,482          58,044      22,177,771
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  1,500,263    $    893,550    $    115,565    $    109,834    $ 22,162,687
                                            ============    ============    ============    ============    ============

                                                                 Goldman
                                              JNL/Putnam       Sachs/JNL      Lazard/JNL      Lazard/JNL             PPM
                                                   Value        Growth &       Small Cap         Mid Cap     America/JNL
                                                  Equity          Income           Value           Value        Balanced
                                                                        1               1               1
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
    Dividends ...........................   $  1,272,530    $     17,116    $     12,007    $     17,464    $    417,257
   Interest .............................        144,516           3,107           8,258           5,634       1,290,946
   Foreign tax withholding ..............         (4,477)            (57)            (74)           (636)           --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................      1,412,569          20,166          20,191          22,462       1,708,203
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        627,110           8,127          17,493          14,120         265,926
   Custodian fees .......................         29,583           4,678           4,757           4,735          11,497
   Portfolio accounting fees ............         13,001           5,520           5,520           5,520           4,924
   Professional fees ....................         11,132           3,186           3,186           3,186           8,455
   Other ................................         10,188           1,080           1,080           1,080          17,470
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................        691,014          22,591          32,036          28,641         308,272
Less:
   Reimbursement from Adviser ...........           --            13,146          12,044          12,348           3,694
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        691,014           9,445          19,992          16,293         304,578
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............        721,555          10,721             199           6,169       1,403,625
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................      4,914,706          17,608          62,456         (19,459)      1,695,502
   Foreign currency related items .......              7            --              --              --              --
   Options written ......................           --            17,511            --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................      3,999,682        (148,520)       (247,680)       (148,856)      1,965,414
   Futures contracts and foreign currency
      related items .....................           --              (758)           --              --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................      8,914,395        (114,159)       (185,224)       (168,315)      3,660,916
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  9,635,950    $   (103,438)   $   (185,025)   $   (162,146)   $  5,064,541
                                            ============    ============    ============    ============    ============

                                                     PPM             PPM                                         Salomon
                                             America/JNL     America/JNL         Salomon         Salomon    Brothers/JNL
                                              High Yield           Money    Brothers/JNL    Brothers/JNL      High Yield
                                                    Bond          Market        Balanced     Global Bond            Bond
                                                                                        1                               1
                                                  Series          Series          Series          Series          Series
                                                  ------          ------          ------          ------          ------

Investment income
    Dividends ...........................   $     44,107    $       --      $      6,951    $       --      $       --
   Interest .............................      3,754,967       1,368,798          19,297       1,667,957         137,906
   Foreign tax withholding ..............           --              --               (91)           (318)           --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................      3,799,074       1,368,798          26,157       1,667,639         137,906
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        296,438         144,790           3,991         177,460          13,861
   Custodian fees .......................         10,088           7,801           4,640          12,453           4,763
   Portfolio accounting fees ............         12,759          12,776           5,520           4,370           5,520
   Professional fees ....................          8,864           6,492           3,186           5,723           3,186
   Other ................................          7,093           5,927           1,080           5,451           1,080
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................        335,242         177,786          18,417         205,457          28,410
Less:
   Reimbursement from Adviser ...........           --             1,184          13,677          16,519          11,950
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        335,242         176,602           4,740         188,938          16,460
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............      3,463,832       1,192,196          21,417       1,478,701         121,446
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................      1,923,509            --               597         187,121              52
   Foreign currency related items .......           --              --                (1)         37,471            --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................     (1,721,359)           --            (3,152)       (733,541)        (47,576)
   Futures contracts and foreign currency
      related items .....................           --              --              --           (14,264)           --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................        202,150            --            (2,556)       (523,213)        (47,524)
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  3,665,982    $  1,192,196    $     18,861    $    955,488    $     73,922
                                            ============    ============    ============    ============    ============

                                JNL SERIES TRUST
                STATEMENTS OF OPERATIONS (UNAUDITED) (continued)
                     For the Six Months Ended June 30, 1998


                                                     PPM                                         Salomon
                                             America/JNL         Salomon         Salomon    Brothers/JNL
                                                   Money    Brothers/JNL    Brothers/JNL      High Yield
                                                  Market        Balanced     Global Bond            Bond
                                                                        1                               1
                                                  Series          Series          Series          Series
                                                  ------          ------          ------          ------
 Investment income
     Dividends ...........................  $       --      $      6,951    $       --      $       --
    Interest .............................     1,368,798          19,297       1,667,957         137,906
    Foreign tax withholding ..............          --               (91)           (318)           --
                                              ----------      ----------      ----------         -------
 Total investment income .................     1,368,798          26,157       1,667,639         137,906
                                              ----------      ----------      ----------         -------

 Expenses
    Investment advisory fees .............       144,790           3,991         177,460          13,861
    Custodian fees .......................         7,801           4,640          12,453           4,763
    Portfolio accounting fees ............        12,776           5,520           4,370           5,520
    Professional fees ....................         6,492           3,186           5,723           3,186
    Other ................................         5,927           1,080           5,451           1,080
                                              ----------      ----------      ----------         -------
 Total operating expenses ................       177,786          18,417         205,457          28,410
 Less:
    Reimbursement from Adviser ...........         1,184          13,677          16,519          11,950
                                              ----------      ----------      ----------         -------
 Net expenses ............................       176,602           4,740         188,938          16,460
                                              ----------      ----------      ----------         -------
 Net investment income (loss) ............     1,192,196          21,417       1,478,701         121,446
                                              ----------      ----------      ----------         -------

 Realized and unrealized gains (losses)
 Net realized gain (loss) on:
    Investments ..........................          --               597         187,121              52
    Foreign currency related items .......          --                (1)         37,471            --
    Options written ......................          --              --              --              --
    Futures contracts ....................          --              --              --              --
 Net change in unrealized appreciation
    (depreciation) on:
    Investments ..........................          --            (3,152)       (733,541)        (47,576)
    Futures contracts and foreign currency
       related items .....................          --              --           (14,264)           --
    Options written ......................          --              --              --              --
                                              ----------      ----------      ----------         -------
 Net realized and unrealized gains
     (losses) ............................          --            (2,556)       (523,213)        (47,524)
                                              ----------      ----------      ----------         -------

 Net increase (decrease) in net assets
   resulting from operations .............  $  1,192,196    $     18,861    $    955,488    $     73,922
                                            ============    ============    ============    ============

------------------------------------------
1
 Period from March 2, 1998 (commencement of operations).
2
 Period from April 1, 1998 (commencement of operations).
3
 Period from April 8, 1998 (commencement of operations).
4
 Period from April 9, 1998 (commencement of operations).
5
 Period from April 13, 1998 (commencement of operations).
6
 Period from April 15, 1998 (commencement of operations).

                       See notes to financial statements.


                                                                                T. Rowe
                                                 Salomon         T. Rowe      Price/JNL          T. Rowe
                                            Brothers/JNL       Price/JNL  International        Price/JNL         JNL/S&P
                                         U.S. Government     Established         Equity          Mid-Cap    Conservative
                                          & Quality Bond          Growth     Investment           Growth          Growth
                                                                                                                        4
                                                  Series          Series         Series           Series        Series I
                                                  ------          ------         ------           ------        --------

Investment income
    Dividends ...........................   $       --      $    864,990    $  1,165,332    $    198,320    $        345
   Interest .............................      1,037,374         246,583          83,752         326,187            --
   Foreign tax withholding ..............           --           (33,660)       (141,015)           (362)           --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................      1,037,374       1,077,913       1,108,069         524,145             345
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............        108,051         650,335         470,460         709,266             271
   Custodian fees .......................          5,234          23,072          50,425          15,083            --
   Portfolio accounting fees ............         12,084          13,068          21,201          13,252            --
   Professional fees ....................          7,256          11,695           9,993          11,858            --
   Other ................................          3,954          11,755           7,151          12,133            --
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................        136,579         709,925         559,230         761,592             271
Less:
   Reimbursement from Adviser ...........          5,812            --            28,716            --              --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................        130,767         709,925         530,514         761,592             271
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............        906,607         367,988         577,555        (237,447)             74
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................         76,383       6,599,894        (538,921)      7,147,419             (16)
   Foreign currency related items .......           --           (36,277)         21,682               1            --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................        170,347      16,310,837      10,577,225      15,556,237          25,653
   Futures contracts and foreign currency
      related items .....................           --               413            (450)              3            --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................        246,730      22,874,867      10,059,536      22,703,660          25,637
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $  1,153,337    $ 23,242,855    $ 10,637,091    $ 22,466,213    $     25,711
                                            ============    ============    ============    ============    ============


                                                                                 JNL/S&P                         JNL/S&P
                                                 JNL/S&P         JNL/S&P            Very         JNL/S&P          Equity
                                                Moderate      Aggressive      Aggressive          Equity      Aggressive
                                                  Growth          Growth          Growth          Growth          Growth
                                                        3               3               2               5                6
                                                Series I        Series I        Series I        Series I        Series I
                                                --------        --------        --------        --------        --------

Investment income
    Dividends ...........................   $       --      $       --      $       --      $       --      $       --
   Interest .............................           --              --              --              --              --
   Foreign tax withholding ..............           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............            284             184              96             216              94
   Custodian fees .......................           --              --              --              --              --
   Portfolio accounting fees ............           --              --              --              --              --
   Professional fees ....................           --              --              --              --              --
   Other ................................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................            284             184              96             216              94
Less:
   Reimbursement from Adviser ...........           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................            284             184              96             216              94
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............           (284)           (184)            (96)           (216)            (94)
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................           (348)             (3)           (933)         (1,720)             (5)
   Foreign currency related items .......           --              --              --              --              --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................         31,777          28,431          24,680           5,655          18,382
   Futures contracts and foreign currency
      related items .....................           --              --              --              --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................         31,429          28,428          23,747           3,935          18,377
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $     31,145    $     28,244    $     23,651    $      3,719    $     18,283
                                            ============    ============    ============    ============    ============

                                                                                                 JNL/S&P
                                                  JNL/S&P         JNL/S&P        JNL/S&P            Very          JNL/S&P
                                             Conservative        Moderate     Aggressive      Aggressive           Equity
                                                   Growth          Growth         Growth          Growth           Growth
                                                         5               5              5               5                5
                                                Series II       Series II      Series II       Series II        Series II
                                                ---------       ---------      ---------       ---------        ---------

Investment income
    Dividends ...........................   $       --      $       --      $       --      $       --      $       --
   Interest .............................           --              --              --              --              --
   Foreign tax withholding ..............           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total investment income .................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------

Expenses
   Investment advisory fees .............            900             586              98              92             110
   Custodian fees .......................           --              --              --              --              --
   Portfolio accounting fees ............           --              --              --              --              --
   Professional fees ....................           --              --              --              --              --
   Other ................................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Total operating expenses ................            900             586              98              92             110
Less:
   Reimbursement from Adviser ...........           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net expenses ............................            900             586              98              92             110
                                              ----------      ----------      ----------      ----------         -------
Net investment income (loss) ............           (900)           (586)            (98)            (92)           (110)
                                              ----------      ----------      ----------      ----------         -------

Realized and unrealized gains (losses)
Net realized gain (loss) on:
   Investments ..........................           (452)           (368)            (20)            (63)            (93)
   Foreign currency related items .......           --              --              --              --              --
   Options written ......................           --              --              --              --              --
   Futures contracts ....................           --              --              --              --              --
Net change in unrealized appreciation
   (depreciation) on:
   Investments ..........................        (17,551)         (5,438)         (1,265)          4,364            (755)
   Futures contracts and foreign currency
      related items .....................           --              --              --              --              --
   Options written ......................           --              --              --              --              --
                                              ----------      ----------      ----------      ----------         -------
Net realized and unrealized gains
    (losses) ............................        (18,003)         (5,806)         (1,285)          4,301            (848)
                                              ----------      ----------      ----------      ----------         -------

Net increase (decrease) in net assets
  resulting from operations .............   $    (18,903)   $     (6,392)   $     (1,383)   $      4,209    $       (958)
                                            ============    ============    ============    ============    ============

                                JNL SERIES TRUST
                STATEMENTS OF OPERATIONS (UNAUDITED) (continued)
                     For the Six Months Ended June 30, 1998


                                                                 JNL/S&P                           JNL/S&P
                                                 JNL/S&P            Very          JNL/S&P           Equity
                                              Aggressive      Aggressive           Equity       Aggressive
                                                  Growth          Growth           Growth           Growth
                                                        5               5                5                5
                                               Series II       Series II        Series II        Series II
                                               ---------       ---------        ---------        ---------

Investment income                           $       --      $       --      $       --        $       --
   Dividends ...........................           --              --              --                --
   Interest .............................           --              --              --                --
   Foreign tax withholding ..............     ----------      ----------         -------        ----------
                                                    --              --              --                --
Total investment income .................     ----------      ----------         -------        ----------


Expenses                                              98              92             110                91
   Investment advisory fees .............           --              --              --                --
   Custodian fees .......................           --              --              --                --
   Portfolio accounting fees ............           --              --              --                --
   Professional fees ....................           --              --              --                --
   Other ................................     ----------      ----------         -------        ----------
                                                      98              92             110                91
Total operating expenses ................
Less:                                               --              --              --                --
   Reimbursement from Adviser ...........     ----------      ----------         -------        ----------
                                                      98              92             110                91
Net expenses ............................     ----------      ----------         -------        ----------
                                                     (98)            (92)           (110)              (91)
Net investment income (loss) ............     ----------      ----------         -------        ----------

Realized and unrealized gains (losses)
Net realized gain (loss) on:                         (20)            (63)            (93)              (82)
   Investments ..........................           --              --              --                --
   Foreign currency related items .......           --              --              --                --
   Options written ......................           --              --              --                --
   Futures contracts ....................
Net change in unrealized appreciation
   (depreciation) on:                             (1,265)          4,364            (755)             (808)
   Investments ..........................
   Futures contracts and foreign currency           --              --              --                --
      related items .....................           --              --              --                --
   Options written ......................     ----------      ----------         -------        ----------

Net realized and unrealized gains                 (1,285)          4,301            (848)             (890)
    (losses) ............................     ----------      ----------         -------        ----------

Net increase (decrease) in net assets
  resulting from operations .............   $     (1,383)   $      4,209    $       (958)     $       (981)
                                            ============    ============    ============      ============

-----------------------------------------
5
  Period from April 13, 1998 (commencement of operations).


                       See notes to financial statements.

                                JNL SERIES TRUST
                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                 JNL Aggressive Growth Series       JNL Capital Growth Series
                                                                 ----------------------------      ---------------------------

                                                                 Six months                        Six months
                                                                      ended       Year ended            ended       Year ended
                                                                   June 30,     December 31,         June 30,     December 31,
                                                                       1998             1997             1998             1997
                                                                 ----------     ------------       ----------     ------------
Operations:
   Net investment income (loss) ...........................   $    (169,905)   $     224,729    $    (285,369)   $    (173,959)
   Net realized gain (loss) on:
      Investments .........................................       6,492,296        3,158,027        6,662,266          250,781
      Foreign currency related
         items ............................................          50,587          149,464          (62,400)        (105,156)
      Futures contracts ...................................            --               --               --               --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      18,956,376        3,997,177        7,029,407       10,161,826
      Futures contracts and foreign
         currency related items ...........................         (24,426)          (5,389)        (101,005)          55,218
                                                                 ----------        ---------       ----------       ----------
   Net increase in net assets
      from operations .....................................      25,304,928        7,524,008       13,242,899       10,188,710
                                                                 ----------        ---------       ----------       ----------

Distributions to shareholders:
   From net investment income .............................            --               --               --            (82,884)
   From net realized gains on
      investment transactions .............................            --         (2,833,974)            --           (157,215)
   Return of capital ......................................            --               --               --           (331,198)
                                                                 ----------        ---------       ----------       ----------
   Total distributions to
      shareholders ........................................            --         (2,833,974)            --           (571,297)
                                                                 ----------        ---------       ----------       ----------

Share transactions:
   Proceeds from the sale of
      shares ..............................................      27,740,216       54,409,351       19,097,454       40,823,421
   Reinvestment of distributions ..........................            --          2,776,615             --            557,860
   Cost of shares redeemed ................................     (14,656,371)     (12,560,301)     (11,691,895)     (14,196,046)
                                                                 ----------        ---------       ----------       ----------
   Net increase in net assets
      from share transactions .............................      13,083,845       44,625,665        7,405,559       27,185,235
                                                                 ----------        ---------       ----------       ----------

Net increase in net assets ................................      38,388,773       49,315,699       20,648,458       36,802,648
Net assets beginning of
   period .................................................      78,870,344       29,554,645       73,748,799       36,946,151
                                                                 ----------        ---------       ----------       ----------

Net assets end of period ..................................   $ 117,259,117    $  78,870,344    $  94,397,257    $  73,748,799
                                                              =============    =============    =============    =============

Undistributed net
   investment income (loss) ...............................   $     211,706    $     381,611    $    (303,154)   $     (17,785)
                                                              =============    =============    =============    =============



                                                                  JNL Global Equities Series
                                                                 ---------------------------

                                                                 Six months
                                                                      ended       Year ended
                                                                   June 30,     December 31,
                                                                       1998             1997
                                                                 ----------     ------------
Operations:
   Net investment income (loss) ...........................   $     553,451    $     350,018
   Net realized gain (loss) on:
      Investments .........................................       4,507,685        2,328,631
      Foreign currency related
         items ............................................         173,745        1,151,326
      Futures contracts ...................................          21,500             --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      37,356,219       10,283,961
      Futures contracts and foreign
         currency related items ...........................         (57,824)        (207,133)
                                                                 ----------       ----------
   Net increase in net assets
      from operations .....................................      42,554,776       13,906,803
                                                                 ----------       ----------


Distributions to shareholders:
   From net investment income .............................            --               --
   From net realized gains on
      investment transactions .............................            --         (5,237,204)
   Return of capital ......................................            --               --
                                                                 ----------       ----------
   Total distributions to
      shareholders ........................................            --         (5,237,204)
                                                                 ----------       ----------


Share transactions:
   Proceeds from the sale of
      shares ..............................................      40,844,185      109,725,346
   Reinvestment of distributions ..........................            --          5,176,815
   Cost of shares redeemed ................................     (15,206,535)     (21,159,959)
                                                                 ----------       ----------
   Net increase in net assets
      from share transactions .............................      25,637,650       93,742,202
                                                                 ----------       ----------


Net increase in net assets ................................      68,192,426      102,411,801
Net assets beginning of
   period .................................................     151,050,275       48,638,474
                                                                 ----------       ----------


Net assets end of period ..................................   $ 219,242,701    $ 151,050,275
                                                              =============    =============


Undistributed net
   investment income (loss) ...............................   $   1,187,267    $     633,816
                                                              =============    =============

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                                                                                 JNL/Alliance   JNL/Eagle Core
                                                                   JNL/Alger Growth Series      Growth Series    Equity Series
                                                                 ---------------------------    -------------   --------------

                                                                 Six months                       Period from       Six months
                                                                      ended       Year ended         March 2,            ended
                                                                   June 30,     December 31,         1998* to         June 30,
                                                                       1998             1997    June 30, 1998             1998
                                                                 ----------     ------------    -------------   --------------
Operations:
   Net investment income (loss) ...........................   $     (41,932)   $     (44,675)   $       1,788    $      88,867
   Net realized gain (loss) on:
      Investments .........................................       3,686,984        5,005,844           36,435          197,249
      Foreign currency related
         items ............................................            --               --               --               --
      Futures contracts ...................................            --               --               --               --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................      20,128,944        8,093,212          236,521        1,214,149
      Futures contracts and foreign
         currency related items ...........................            --               --               --                 (2)
                                                                 ----------       ----------          -------        ---------
   Net increase in net assets
      from operations .....................................      23,773,996       13,054,381          274,744        1,500,263
                                                                 ----------       ----------          -------        ---------

Distributions to shareholders:
   From net investment income .............................            --               --               --               --
   From net realized gains on
      investment transactions .............................            --         (3,165,534)            --               --
   Return of capital ......................................            --               --               --               --
                                                                 ----------       ----------          -------        ---------
   Total distributions to
      shareholders ........................................            --         (3,165,534)            --               --
                                                                 ----------       ----------          -------        ---------

Share transactions:
   Proceeds from the sale of
      shares ..............................................      29,528,450       45,948,085        2,281,766       12,681,804
   Reinvestment of distributions ..........................            --          3,096,106             --               --
   Cost of shares redeemed ................................     (11,976,563)     (11,308,282)          (3,679)      (2,479,709)
                                                                 ----------       ----------          -------        ---------
   Net increase in net assets
      from share transactions .............................      17,551,887       37,735,909        2,278,087       10,202,095
                                                                 ----------       ----------          -------        ---------

Net increase in net assets ................................      41,325,883       47,624,756        2,552,831       11,702,358
Net assets beginning of
   period .................................................      85,876,847       38,252,091             --         11,896,468
                                                                 ----------       ----------          -------        ---------

Net assets end of period ..................................   $ 127,202,730    $  85,876,847    $   2,552,831    $  23,598,826
                                                              =============    =============    =============    =============

Undistributed net
   investment income (loss) ...............................   $     (41,932)   $        --      $       1,788    $      89,000
                                                              =============    =============    =============    =============

                                                             JNL/Eagle Core           JNL/Eagle SmallCap
                                                              Equity Series              Equity Series
                                                             --------------       ---------------------------
                                                                                  Six months
                                                                 Year ended            ended      Year ended
                                                               December 31,         June 30,     December 31,
                                                                       1997             1998             1997
                                                             --------------       ----------     ------------

Operations:
   Net investment income (loss) ...........................   $      67,995    $     (53,926)   $     (40,539)
   Net realized gain (loss) on:
      Investments .........................................         233,207          344,219          247,335
      Foreign currency related
         items ............................................            --               --                 (2)
      Futures contracts ...................................            --               --               --
   Net change in unrealized appreciation (depreciation) on:
      Investments .........................................       1,423,310          603,257        1,221,736
      Futures contracts and foreign
         currency related items ...........................               2             --               --
                                                                  ---------       ----------        ---------
   Net increase in net assets
      from operations .....................................       1,724,514          893,550        1,428,530
                                                                  ---------       ----------        ---------

Distributions to shareholders:
   From net investment income .............................         (67,862)            --               --
   From net realized gains on
      investment transactions .............................        (190,309)            --               --
   Return of capital ......................................            --               --               --
                                                                  ---------       ----------        ---------
   Total distributions to
      shareholders ........................................        (258,171)            --               --
                                                                  ---------       ----------        ---------

Share transactions:
   Proceeds from the sale of
      shares ..............................................       8,561,855       16,544,534       12,054,510
   Reinvestment of distributions ..........................         227,752             --               --
   Cost of shares redeemed ................................        (313,679)      (5,414,646)      (1,933,750)
                                                                  ---------       ----------        ---------
   Net increase in net assets
      from share transactions .............................       8,475,928       11,129,888       10,120,760
                                                                  ---------       ----------        ---------

Net increase in net assets ................................       9,942,271       12,023,438       11,549,290
Net assets beginning of
   period .................................................       1,954,197       13,493,379        1,944,089
                                                                  ---------       ----------        ---------

Net assets end of period ..................................   $  11,896,468    $  25,516,817    $  13,493,379
                                                              =============    =============    =============

Undistributed net
   investment income (loss) ...............................   $         133    $     (53,536)   $         390
                                                              =============    =============    =============


                                JNL SERIES TRUST
          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)

                                                                 JNL/JPM
                                                              International         JNL/PIMCO
                                                               & Emerging         Total Return
                                                             Markets Series        Bond Series        JNL/Putnam Growth Series
                                                             --------------       --------------   ------------------------------
                                                                Period from          Period from   Six months
                                                                   March 2,             March 2,        ended          Year ended
                                                                   1998* to             1998* to     June 30,        December 31,
                                                              June 30, 1998        June 30, 1998         1998                1997
                                                              -------------        -------------   ----------        ------------
 Operations:
    Net investment income (loss) ...........................   $      35,083    $      51,790    $     (15,084)    $     169,636
    Net realized gain (loss) on:
       Investments .........................................         170,703          (15,820)       2,517,389         1,060,161
       Foreign currency related
          items ............................................         (20,086)            --               --                  (4)
       Futures contracts ...................................            --               --               --                --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................         (80,350)          73,864       19,660,382        10,282,868
       Futures contracts and foreign
          currency related items ...........................          10,215             --               --                --
                                                                   ---------        ---------       ----------        ----------
    Net increase in net assets
       from operations .....................................         115,565          109,834       22,162,687        11,512,661
                                                                   ---------        ---------       ----------        ----------

 Distributions to shareholders:
    From net investment income .............................            --               --               --             (84,366)
    From net realized gains on
       investment transactions .............................            --               --               --          (1,494,204)
    Return of capital ......................................            --               --               --                --
                                                                   ---------        ---------       ----------        ----------
    Total distributions to
       shareholders ........................................            --               --               --          (1,578,570)
                                                                   ---------        ---------       ----------        ----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................       5,015,805        3,626,769       43,250,420        73,766,092
    Reinvestment of distributions ..........................            --               --               --           1,560,371
    Cost of shares redeemed ................................          (2,042)          (5,252)     (11,522,900)      (24,451,617)
                                                                   ---------        ---------       ----------        ----------
    Net increase in net assets
       from share transactions .............................       5,013,763        3,621,517       31,727,520        50,874,846
                                                                   ---------        ---------       ----------        ----------

 Net increase in net assets ................................       5,129,328        3,731,351       53,890,207        60,808,937
 Net assets beginning of
    period .................................................            --               --         83,612,452        22,803,515

                                                                   ---------        ---------       ----------        ----------
 Net assets end of period ..................................   $   5,129,328    $   3,731,351    $ 137,502,659     $  83,612,452
                                                               =============    =============    =============     =============

 Undistributed net
    investment income (loss) ...............................   $      35,083    $      51,790    $      70,182     $      85,266
                                                               =============    =============    =============     =============



                                                                       JNL/Putnam Value
                                                                         Equity Series
                                                                  --------------------------

                                                                  Six months
                                                                       ended      Year ended
                                                                    June 30,    December 31,
                                                                        1998            1997
                                                                  ----------     -----------

 Operations:
    Net investment income (loss) ...........................  $     721,555   $     795,372
    Net realized gain (loss) on:
       Investments .........................................      4,914,706       4,469,530
       Foreign currency related
          items ............................................              7              (3)
       Futures contracts ...................................           --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      3,999,682       3,766,196
       Futures contracts and foreign
          currency related items ...........................           --              --
                                                                  ---------       ---------
    Net increase in net assets
       from operations .....................................      9,635,950       9,031,095
                                                                  ---------       ---------

 Distributions to shareholders:
    From net investment income .............................           --          (792,740)
    From net realized gains on
       investment transactions .............................           --        (4,348,955)
                                                                                 ----------
    Return of capital ......................................           --              --
    Total distributions to
       shareholders ........................................           --        (5,141,695)
                                                                                 ----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     59,674,356      87,596,492
    Reinvestment of distributions ..........................           --         5,112,708
    Cost of shares redeemed ................................    (10,733,739)     (5,794,256)
                                                                -----------      ----------
    Net increase in net assets
       from share transactions .............................     48,940,617      86,914,944
                                                                 ----------      ----------

 Net increase in net assets ................................     58,576,567      90,804,344
                                                                 ----------      ----------
 Net assets beginning of
    period .................................................    108,565,022      17,760,678
                                                                -----------      ----------

 Net assets end of period ..................................  $ 167,141,589   $ 108,565,022
                                                              =============   =============

 Undistributed net
    investment income (loss) ...............................  $     729,456   $       7,901
                                                              =============   =============

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                                                    Goldman
                                                                  Sachs/JNL      Lazard/JNL      Lazard/JNL
                                                                   Growth &       Small Cap         Mid Cap
                                                              Income Series    Value Series    Value Series
                                                              -------------   -------------   -------------
                                                                Period from     Period from     Period from
                                                                   March 2,        March 2,        March 2,
                                                                   1998* to        1998* to        1998* to
                                                              June 30, 1998   June 30, 1998   June 30, 1998
                                                              -------------   -------------   -------------
 Operations:
    Net investment income (loss) ...........................   $     10,721    $        199    $      6,169
    Net realized gain (loss) on:
       Investments .........................................         17,608          62,456         (19,459)
       Foreign currency related
          items ............................................           --              --              --
       Futures contracts ...................................         17,511            --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       (148,520)       (247,680)       (148,856)
       Futures contracts and foreign
          currency related items ...........................           (758)           --              --
                                                               ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................       (103,438)       (185,025)       (162,146)
                                                               ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................           --              --              --
    From net realized gains on
       investment transactions .............................           --              --              --
    Return of capital ......................................           --              --              --
                                                               ------------    ------------    ------------
    Total distributions to
       shareholders ........................................           --              --              --
                                                               ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................      3,379,852       5,115,890       4,731,613
    Reinvestment of distributions ..........................           --              --              --
    Cost of shares redeemed ................................        (31,535)         (1,926)        (19,031)
                                                               ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................      3,348,317       5,113,964       4,712,582
                                                               ------------    ------------    ------------

 Net increase in net assets ................................      3,244,879       4,928,939       4,550,436
 Net assets beginning of
    period .................................................           --              --              --
                                                               ------------    ------------    ------------

 Net assets end of period ..................................   $  3,244,879    $  4,928,939    $  4,550,436
                                                               ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $     10,721    $        199    $      6,169
                                                               ============    ============    ============

                                                                       PPM America/JNL                PPM America/JNL
                                                                       Balanced Series             High Yield Bond Series
                                                                 --------------------------      --------------------------
                                                                 Six months                      Six months
                                                                      ended      Year ended           ended      Year ended
                                                                   June 30,    December 31,        June 30,    December 31,
                                                                       1998            1997            1998            1997
                                                                 ----------   ------------       ----------   -------------
 Operations:
   Net investment income (loss) ...........................   $  1,403,625    $  1,540,576    $  3,463,832    $  3,007,939
    Net realized gain (loss) on:
       Investments .........................................      1,695,502       2,477,967       1,923,509       1,066,669
       Foreign currency related
          items ............................................           --              --              --              --
       Futures contracts ...................................           --              --              --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      1,965,414       2,991,325      (1,721,359)      1,355,284
       Futures contracts and foreign
          currency related items ...........................           --              --              --              --
                                                               ------------    ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................      5,064,541       7,009,868       3,665,982       5,429,892
                                                               ------------    ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................           --        (1,524,222)           --        (3,009,722)
    From net realized gains on
       investment transactions .............................           --        (2,918,420)           --        (1,036,946)
    Return of capital ......................................           --              --              --              --
                                                               ------------    ------------    ------------    ------------
    Total distributions to
       shareholders ........................................           --        (4,442,642)           --        (4,046,668)
                                                               ------------    ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     24,168,003      33,426,507      41,276,956      51,335,721
    Reinvestment of distributions ..........................           --         4,400,386            --         4,011,473
    Cost of shares redeemed ................................     (5,148,310)     (5,118,205)    (10,428,080)     (7,415,150)
                                                               ------------    ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................     19,019,693      32,708,688      30,848,876      47,932,044
                                                               ------------    ------------    ------------    ------------

 Net increase in net assets ................................     24,084,234      35,275,914      34,514,858      49,315,268
                                                               ------------    ------------    ------------    ------------
 Net assets beginning of
    period .................................................     59,694,491      24,418,577      62,711,664      13,396,396
                                                               ------------    ------------    ------------    ------------

 Net assets end of period ..................................   $ 83,778,725    $ 59,694,491    $ 97,226,522    $ 62,711,664
                                                               ============    ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $  1,414,878    $     11,253    $  3,468,090    $      4,258
                                                               ============    ============    ============    ============

                                JNL SERIES TRUST
          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)


                                                                                                    Salomon
                                                                                               Brothers/JNL
                                                                        PPM America/JNL            Balanced
                                                                      Money Market Series            Series
                                                                 --------------------------   -------------
                                                                 Six months                     Period from
                                                                      ended      Year ended        March 2,
                                                                   June 30,    December 31,        1998* to
                                                                       1998            1997   June 30, 1998
                                                                 ----------    ------------   -------------
 Operations:
    Net investment income (loss) ...........................   $  1,192,196    $  1,699,439    $     21,417
    Net realized gain (loss) on:
       Investments .........................................           --              --               597
       Foreign currency related
          items ............................................           --              --                (1)
       Futures contracts ...................................           --              --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................           --              --            (3,152)
       Futures contracts and foreign
          currency related items ...........................           --              --              --
                                                               ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................      1,192,196       1,699,439          18,861
                                                               ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................     (1,192,196)     (1,699,439)           --
    From net realized gains on
       investment transactions .............................           --              --              --
    Return of capital ......................................           --              --              --
                                                               ------------    ------------    ------------
    Total distributions to
       shareholders ........................................     (1,192,196)     (1,699,439)           --
                                                               ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     61,247,339      87,270,526       2,091,751
    Reinvestment of distributions ..........................      1,192,196       1,658,199            --
    Cost of shares redeemed ................................    (50,407,929)    (70,873,065)        (22,268)
                                                               ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................     12,031,606      18,055,660       2,069,483
                                                               ------------    ------------    ------------

 Net increase in net assets ................................     12,031,606      18,055,660       2,088,344
 Net assets beginning of
    period .................................................     41,807,847      23,752,187            --
                                                               ------------    ------------    ------------

 Net assets end of period ..................................   $ 53,839,453    $ 41,807,847    $  2,088,344
                                                               ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $       --      $       --      $     21,417
                                                               ============    ============    ============

                                                                                                    Salomon
                                                                                               Brothers/JNL
                                                                     Salomon Brothers/JNL        High Yield
                                                                      Global Bond Series        Bond Series
                                                                 --------------------------   -------------
                                                                 Six months                     Period from
                                                                      ended      Year ended        March 2,
                                                                   June 30,    December 31,        1998* to
                                                                       1998            1997   June 30, 1998
                                                                 ----------    ------------   -------------
 Operations:
    Net investment income (loss) ...........................   $  1,478,701    $  1,712,722    $    121,446
    Net realized gain (loss) on:
       Investments .........................................        187,121          76,786              52
       Foreign currency related
          items ............................................         37,471          74,761            --
       Futures contracts ...................................           --              --              --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       (733,541)        677,987         (47,576)
       Futures contracts and foreign
          currency related items ...........................        (14,264)         50,955            --
                                                               ------------    ------------    ------------
    Net increase in net assets
       from operations .....................................        955,488       2,593,211          73,922
                                                               ------------    ------------    ------------

 Distributions to shareholders:
    From net investment income .............................           --        (1,801,495)           --
    From net realized gains on
       investment transactions .............................           --          (164,331)           --
    Return of capital ......................................           --           (33,012)           --
                                                               ------------    ------------    ------------
    Total distributions to
       shareholders ........................................           --        (1,998,838)           --
                                                               ------------    ------------    ------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     14,115,635      26,946,293       5,687,613
    Reinvestment of distributions ..........................           --         1,962,974            --
    Cost of shares redeemed ................................     (4,925,176)     (5,261,751)         (9,045)
                                                               ------------    ------------    ------------
    Net increase in net assets
       from share transactions .............................      9,190,459      23,647,516       5,678,568
                                                               ------------    ------------    ------------

 Net increase in net assets ................................     10,145,947      24,241,889       5,752,490
 Net assets beginning of
    period .................................................     36,724,832      12,482,943            --
                                                               ------------    ------------    ------------

 Net assets end of period ..................................   $ 46,870,779    $ 36,724,832    $  5,752,490
                                                               ============    ============    ============

 Undistributed net
    investment income (loss) ...............................   $  1,462,822    $    (15,879)   $    121,446
                                                               ============    ============    ============

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.


                                                                      Salomon Brothers/JNL
                                                                        U.S. Government                  T. Rowe Price/JNL
                                                                     & Quality Bond Series           Established Growth Series
                                                                  ---------------------------       ---------------------------
                                                                  Six months                        Six months
                                                                       ended       Year ended            ended       Year ended
                                                                    June 30,     December 31,         June 30,     December 31,
                                                                        1998             1997             1998             1997
                                                                  ----------     ------------       ----------     ------------
 Operations:
    Net investment income (loss) ...........................   $     906,607    $   1,013,295    $     367,988    $     334,356
    Net realized gain (loss) on:
       Investments .........................................          76,383           13,329        6,599,894        5,371,177
       Foreign currency related
          items ............................................            --               --            (36,277)         (22,021)
       Futures contracts ...................................            --               --               --               --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................         170,347          639,103       16,310,837       13,594,661
       Futures contracts and foreign
          currency related items ...........................            --               --                413             (785)
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from operations .....................................       1,153,337        1,665,727       23,242,855       19,277,388
                                                               -------------    -------------    -------------    -------------

 Distributions to shareholders:
    From net investment income .............................            --           (965,070)            --           (250,893)
    From net realized gains on
       investment transactions .............................            --            (43,260)            --         (4,612,029)
    Return of capital ......................................            --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Total distributions to
       shareholders ........................................            --         (1,008,330)            --         (4,862,922)
                                                               -------------    -------------    -------------    -------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................      14,315,614       18,344,542       50,908,579       84,604,291
    Reinvestment of distributions ..........................            --            986,266             --          4,813,632
    Cost of shares redeemed ................................      (5,240,922)      (4,431,412)     (14,979,758)     (12,101,386)
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from share transactions .............................       9,074,692       14,899,396       35,928,821       77,316,537
                                                               -------------    -------------    -------------    -------------

 Net increase in net assets ................................      10,228,029       15,556,793       59,171,676       91,731,003
 Net assets beginning of
    period .................................................      25,388,533        9,831,740      124,021,944       32,290,941
                                                               -------------    -------------    -------------    -------------

 Net assets end of period ..................................   $  35,616,562    $  25,388,533    $ 183,193,620    $ 124,021,944
                                                               =============    =============    =============    =============

 Undistributed net
    investment income (loss) ...............................   $     912,323    $       5,716    $     425,534    $      57,546
                                                               =============    =============    =============    =============

                                                                       T. Rowe Price/JNL
                                                                       International Equity              T. Rowe Price/JNL
                                                                        Investment Series               Mid-Cap Growth Series
                                                                  ---------------------------      ----------------------------
                                                                  Six months                        Six months
                                                                       ended       Year ended            ended       Year ended
                                                                    June 30,     December 31,         June 30,     December 31,
                                                                        1998             1997             1998             1997
                                                                  ----------     ------------      -----------     ------------
Operations:
    Net investment income (loss) ...........................   $     577,555    $     502,649    $    (237,447)   $    (227,852)
    Net realized gain (loss) on:
       Investments .........................................        (538,921)         513,591        7,147,419        3,012,259
       Foreign currency related
          items ............................................          21,682          (43,913)               1           (9,918)
       Futures contracts ...................................            --               --               --               --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................      10,577,225         (279,483)      15,556,237       14,655,100
       Futures contracts and foreign
          currency related items ...........................            (450)          (5,020)               3                3
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from operations .....................................      10,637,091          687,824       22,466,213       17,429,592
                                                               -------------    -------------    -------------    -------------

 Distributions to shareholders:
    From net investment income .............................            --           (531,066)            --               --
    From net realized gains on
       investment transactions .............................            --         (1,459,893)            --         (1,652,413)
    Return of capital ......................................            --               --               --               --
                                                               -------------    -------------    -------------    -------------
    Total distributions to
       shareholders ........................................            --         (1,990,959)            --         (1,652,413)
                                                               -------------    -------------    -------------    -------------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................      10,925,675       38,069,689       40,303,168       76,676,391
    Reinvestment of distributions ..........................            --          1,367,879             --          1,622,324
    Cost of shares redeemed ................................     (11,626,125)      (7,654,114)     (17,006,017)     (14,128,114)
                                                               -------------    -------------    -------------    -------------
    Net increase in net assets
       from share transactions .............................        (700,450)      31,783,454       23,297,151       64,170,601
                                                               -------------    -------------    -------------    -------------

 Net increase in net assets ................................       9,936,641       30,480,319       45,763,364       79,947,780
 Net assets beginning of
    period .................................................      78,684,648       48,204,329      127,052,269       47,104,489
                                                               -------------    -------------    -------------    -------------

 Net assets end of period ..................................   $  88,621,289    $  78,684,648    $ 172,815,633    $ 127,052,269
                                                               =============    =============    =============    =============

 Undistributed net
    investment income (loss) ...............................   $     508,292    $     (69,263)   $    (237,447)   $        --
                                                               =============    =============    =============    =============

                                JNL SERIES TRUST
          STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (continued)


                                                                                                                JNL/S&P
                                                                   JNL/S&P        JNL/S&P        JNL/S&P           Very
                                                              Conservative       Moderate     Aggressive     Aggressive
                                                                    Growth         Growth         Growth         Growth
                                                                  Series I       Series I       Series I       Series I
                                                             -------------  -------------  -------------  -------------
                                                               Period from    Period from    Period from    Period from
                                                                  April 9,       April 8,       April 8,       April 1,
                                                                  1998* to       1998* to       1998* to       1998* to
                                                             June 30, 1998  June 30, 1998  June 30, 1998  June 30, 1998
                                                             -------------  -------------  -------------  -------------
 Operations:
    Net investment income (loss) ...........................   $        74    $      (284)   $      (184)   $       (96)
    Net realized gain (loss) on:
       Investments .........................................           (16)          (348)            (3)          (933)
       Foreign currency related
          items ............................................          --             --             --             --
       Futures contracts ...................................          --             --             --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................        25,653         31,777         28,431         24,680
       Futures contracts and foreign
          currency related items ...........................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from operations .....................................        25,711         31,145         28,244         23,651
                                                               -----------    -----------    -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --             --             --
    From net realized gains on
       investment transactions .............................          --             --             --             --
    Return of capital ......................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Total distributions to
       shareholders ........................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     1,739,243      1,717,380      1,001,302        772,532
    Reinvestment of distributions ..........................          --             --             --             --
    Cost of shares redeemed ................................        (1,101)       (26,431)          (326)       (67,315)
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from share transactions .............................     1,738,142      1,690,949      1,000,976        705,217
                                                               -----------    -----------    -----------    -----------

 Net increase in net assets ................................     1,763,853      1,722,094      1,029,220        728,868
 Net assets beginning of
    period .................................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Net assets end of period ..................................   $ 1,763,853    $ 1,722,094    $ 1,029,220    $   728,868
                                                               ===========    ===========    ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $        74    $      (284)   $      (184)   $       (96)
                                                               ===========    ===========    ===========    ===========


                                                                                  JNL/S&P
                                                                   JNL/S&P        Equity
                                                                    Equity     Aggressive
                                                                    Growth         Growth
                                                                  Series I       Series I
                                                             -------------  -------------
                                                               Period from    Period from
                                                                 April 13,      April 15,
                                                                  1998* to       1998* to
                                                             June 30, 1998  June 30, 1998
                                                             -------------  -------------

 Operations:
    Net investment income (loss) ...........................   $      (216)   $       (94)
    Net realized gain (loss) on:
       Investments .........................................        (1,720)            (5)
       Foreign currency related
          items ............................................          --             --
       Futures contracts ...................................          --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................         5,655         18,382
       Futures contracts and foreign
          currency related items ...........................          --             --
                                                               -----------    -----------
    Net increase in net assets
       from operations .....................................         3,719         18,283
                                                               -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --
    From net realized gains on
       investment transactions .............................          --             --
    Return of capital ......................................          --             --
                                                               -----------    -----------
    Total distributions to
       shareholders ........................................          --             --
                                                               -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     1,235,668        606,983
    Reinvestment of distributions ..........................          --             --
    Cost of shares redeemed ................................       (43,887)          (145)
                                                               -----------    -----------
    Net increase in net assets
       from share transactions .............................     1,191,781        606,838
                                                               -----------    -----------

 Net increase in net assets ................................     1,195,500        625,121
 Net assets beginning of
    period .................................................          --             --
                                                               -----------    -----------

 Net assets end of period ..................................   $ 1,195,500    $   625,121
                                                               ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $      (216)   $       (94)
                                                               ===========    ===========

----------------------------------------
* Commencement of operations.

                     See notes to the financial statements.

                                                                                                                JNL/S&P
                                                                   JNL/S&P        JNL/S&P        JNL/S&P           Very
                                                              Conservative       Moderate     Aggressive     Aggressive
                                                                    Growth         Growth         Growth         Growth
                                                                 Series II      Series II      Series II      Series II
                                                             -------------  -------------  -------------  -------------
                                                               Period from    Period from    Period from    Period from
                                                                 April 13,      April 13,      April 13,      April 13,
                                                                  1998* to       1998* to       1998* to       1998* to
                                                             June 30, 1998  June 30, 1998  June 30, 1998  June 30, 1998
                                                             -------------  -------------  -------------  -------------
 Operations:
    Net investment income (loss) ...........................   $      (900)   $      (586)   $       (98)   $       (92)
    Net realized gain (loss) on:
       Investments .........................................          (452)          (368)           (20)           (63)
       Foreign currency related
          items ............................................          --             --             --             --
       Futures contracts ...................................          --             --             --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................       (17,551)        (5,438)        (1,265)         4,364
       Futures contracts and foreign
          currency related items ...........................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from operations .....................................       (18,903)        (6,392)        (1,383)         4,209
                                                               -----------    -----------    -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --             --             --
    From net realized gains on
       investment transactions .............................          --             --             --             --
    Return of capital ......................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------
    Total distributions to
       shareholders ........................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................     2,379,451      1,701,555        298,228        248,807
    Reinvestment of distributions ..........................          --             --             --             --
    Cost of shares redeemed ................................       (44,162)       (23,930)        (3,293)        (4,422)
                                                               -----------    -----------    -----------    -----------
    Net increase in net assets
       from share transactions .............................     2,335,289      1,677,625        294,935        244,385
                                                               -----------    -----------    -----------    -----------

 Net increase in net assets ................................     2,316,386      1,671,233        293,552        248,594
 Net assets beginning of
    period .................................................          --             --             --             --
                                                               -----------    -----------    -----------    -----------

 Net assets end of period ..................................   $ 2,316,386    $ 1,671,233    $   293,552    $   248,594
                                                               ===========    ===========    ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $      (900)   $      (586)   $       (98)   $       (92)
                                                               ===========    ===========    ===========    ===========


                                                                                  JNL/S&P
                                                                   JNL/S&P         Equity
                                                                    Equity     Aggressive
                                                                    Growth         Growth
                                                                 Series II      Series II
                                                             -------------  -------------
                                                               Period from    Period from
                                                                 April 13,      April 13,
                                                                  1998* to       1998* to
                                                             June 30, 1998  June 30, 1998
                                                             -------------  -------------
 Operations:
    Net investment income (loss) ...........................   $      (110)   $       (91)
    Net realized gain (loss) on:
       Investments .........................................           (93)           (82)
       Foreign currency related
          items ............................................          --             --
       Futures contracts ...................................          --             --
    Net change in unrealized appreciation (depreciation) on:
       Investments .........................................          (755)          (808)
       Futures contracts and foreign
          currency related items ...........................          --             --
                                                               -----------    -----------
    Net increase in net assets
       from operations .....................................          (958)          (981)
                                                               -----------    -----------

 Distributions to shareholders:
    From net investment income .............................          --             --
    From net realized gains on
       investment transactions .............................          --             --
    Return of capital ......................................          --             --
                                                               -----------    -----------
    Total distributions to
       shareholders ........................................          --             --
                                                               -----------    -----------

 Share transactions:
    Proceeds from the sale of
       shares ..............................................       459,659        242,350
    Reinvestment of distributions ..........................          --             --
    Cost of shares redeemed ................................        (4,492)        (4,384)
                                                               -----------    -----------
    Net increase in net assets
       from share transactions .............................       455,167        237,966
                                                               -----------    -----------

 Net increase in net assets ................................       454,209        236,985
 Net assets beginning of
    period .................................................          --             --
                                                               -----------    -----------

 Net assets end of period ..................................   $   454,209    $   236,985
                                                               ===========    ===========

 Undistributed net
    investment income (loss) ...............................   $      (110)   $       (91)
                                                               ===========    ===========

                                JNL SERIES TRUST
                        FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                                Income from Operations
                                                                          ----------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year Ended                                    of period          (loss)          related items
--------------------                                    ---------         -------------    ----------------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ...........................   $   14.53        $  (0.03)      $   4.39
  Year ended 12/31/97 ................................       13.38            0.04           1.65
  Period from 4/1/96 to 12/31/96 .....................       13.13            0.05           1.10
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.01           3.53

JNL Capital Growth Series
  Six months ended 6/30/98 ...........................       16.50           (0.06)          2.90
  Year ended 12/31/97 ................................       14.46           (0.06)          2.23
  Period from 4/1/96 to 12/31/96 .....................       13.86            0.06           0.70
  Period from 5/15/95* to 3/31/96 ....................       10.00             --            4.70

JNL Global Equities Series
  Six months ended 6/30/98 ...........................       17.48            0.06           4.61
  Year ended 12/31/97 ................................       15.20            0.07           2.84
  Period from 4/1/96 to 12/31/96 .....................       13.75            0.03           2.72
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.10           4.02

JNL/Alger Growth Series
  Six months ended 6/30/98 ...........................       13.56           (0.01)          3.42
  Year ended 12/31/97 ................................       11.16           (0.01)          2.93
  Period from 4/1/96 to 12/31/96 .....................       10.38             --            0.78
  Period from 10/16/95* to 3/31/96 ...................       10.00             --            0.38

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.01           1.27

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ...........................       13.75            0.06           1.39
  Year ended 12/31/97 ................................       10.62            0.08           3.35
  Period from 9/16/96* to 12/31/96 ...................       10.00            0.03           0.62

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ...........................       14.73           (0.04)          1.28
  Year ended 12/31/97 ................................       11.54           (0.07)          3.26
  Period from 9/16/96* to 12/31/96 ...................       10.00           (0.01)          1.55

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.07           0.16

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.15           0.18




                                                                           Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ...........................   $    --          $   --         $   --
  Year ended 12/31/97 ................................        --             (0.54)          --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.71)         (0.14)
  Period from 5/15/95* to 3/31/96 ....................        --             (0.41)          --

JNL Capital Growth Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................       (0.02)          (0.04)         (0.07)
  Period from 4/1/96 to 12/31/96 .....................        --             (0.16)          --
  Period from 5/15/95* to 3/31/96 ....................        --             (0.84)          --

JNL Global Equities Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --             (0.63)          --
  Period from 4/1/96 to 12/31/96 .....................       (0.08)          (0.90)         (0.32)
  Period from 5/15/95* to 3/31/96 ....................        --             (0.37)          --

JNL/Alger Growth Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --             (0.52)          --
  Period from 4/1/96 to 12/31/96 .....................        --              --             --
  Period from 10/16/95* to 3/31/96 ...................        --              --             --

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................       (0.08)          (0.22)          --
  Period from 9/16/96* to 12/31/96 ...................       (0.03)           --             --

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ...........................        --              --             --
  Year ended 12/31/97 ................................        --              --             --
  Period from 9/16/96* to 12/31/96 ...................        --              --             --

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 .....................        --              --             --


--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.



                                                                                      Ratios and Supplemental Data
                                                                             ---------------------------------------------
                                                                                            Ratio of net    Ratio of net
                                                                                            operating       investment
                                                   Net asset                 Net assets,    expenses to     income to
                                                   value, end  Total Return  end of period  average net     average net    Portfolio
Period or Year Ended                               of period            (a)  (in thousands) assets (b) (c)  assets (b) (c)  turnover
--------------------                               ---------   ------------  -----------------------------  --------------  --------

JNL Aggressive Growth Series
  Six months ended 6/30/98 ....................   $     18.89       30.01 %   $   117,259   1.10 %         (0.35)%          67.57 %
  Year ended 12/31/97 .........................         14.53       12.67 %        78,870   1.10 %          0.39 %         137.26 %
  Period from 4/1/96 to 12/31/96 ..............         13.38        8.72 %        29,555   1.09 %          0.77 %          85.22 %
  Period from 5/15/95* to 3/31/96 .............         13.13       35.78 %         8,527   1.09 %          0.27 %         163.84 %

JNL Capital Growth Series
  Six months ended 6/30/98 ....................         19.34       17.21 %        94,397   1.07 %         (0.70)%          59.38 %
  Year ended 12/31/97 .........................         16.50       15.01 %        73,749   1.10 %         (0.30)%         131.43 %
  Period from 4/1/96 to 12/31/96 ..............         14.46        5.45 %        36,946   1.09 %          0.91 %         115.88 %
  Period from 5/15/95* to 3/31/96 .............         13.86       47.94 %         9,578   1.09 %         (0.49)%         128.56 %

JNL Global Equities Series
  Six months ended 6/30/98 ....................         22.15       26.72 %       219,243   1.14 %          0.60 %          32.13 %
  Year ended 12/31/97 .........................         17.48       19.12 %       151,050   1.15 %          0.33 %          97.21 %
  Period from 4/1/96 to 12/31/96 ..............          15.2       19.99 %        48,638   1.14 %          0.37 %          52.02 %
  Period from 5/15/95* to 3/31/96 .............         13.75       41.51 %        16,141   1.15 %          0.39 %         142.36 %

JNL/Alger Growth Series
  Six months ended 6/30/98 ....................         16.97       25.15 %       127,203   1.05 %         (0.08)%          43.09 %
  Year ended 12/31/97 .........................         13.56       26.20 %        85,877   1.10 %         (0.07)%         125.44 %
  Period from 4/1/96 to 12/31/96 ..............         11.16        7.51 %        38,252   1.07 %         (0.02)%          59.92 %
  Period from 10/16/95* to 3/31/96 ............         10.38        3.80 %         8,649   1.03 %         (0.17)%          50.85 %

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 ..............         11.28       12.80 %         2,553   0.93 %          0.24 %         142.01 %

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ....................         15.20       10.55 %        23,599   1.03 %          1.09 %          33.43 %
  Year ended 12/31/97 .........................         13.75       32.35 %        11,896   1.05 %          1.00 %          51.48 %
  Period from 9/16/96* to 12/31/96 ............         10.62        6.47 %         1,954   1.05 %          1.10 %           1.36 %

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ....................         15.97        8.42 %        25,517   1.10 %         (0.57)%          30.46 %
  Year ended 12/31/97 .........................         14.73       27.64 %        13,493   1.10 %         (0.54)%          60.78 %
  Period from 9/16/96* to 12/31/96 ............         11.54       15.40 %         1,944   1.10 %         (0.26)%          28.01 %

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 ..............         10.23        2.30 %         5,129   1.13 %          2.04 %         129.65 %

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 ..............         10.33        3.30 %         3,731   0.85 %          4.88 %         371.87 %




                                                      Ratio information assuming
                                                       no expense reimbursement
                                                       or fees paid indirectly
                                                       -----------------------
                                                                    Ratio of net
                                                      Ratio of      investment
                                                      expenses to   income to
                                                      average net   average net
                                                      assets (b)    assets (b)
                                                      ----------    ----------


JNL Aggressive Growth Series
  Six months ended 6/30/98 ....................         1.10 %      (0.35)%
  Year ended 12/31/97 .........................         1.17 %       0.32 %
  Period from 4/1/96 to 12/31/96 ..............         1.40 %       0.46 %
  Period from 5/15/95* to 3/31/96 .............         2.77 %      (1.41)%

JNL Capital Growth Series
  Six months ended 6/30/98 ....................         1.08 %      (0.71)%
  Year ended 12/31/97 .........................         1.11 %      (0.31)%
  Period from 4/1/96 to 12/31/96 ..............         1.27 %       0.73 %
  Period from 5/15/95* to 3/31/96 .............         2.08 %      (1.48)%

JNL Global Equities Series
  Six months ended 6/30/98 ....................         1.26 %       0.48 %
  Year ended 12/31/97 .........................         1.37 %       0.11 %
  Period from 4/1/96 to 12/31/96 ..............         1.63 %      (0.12)%
  Period from 5/15/95* to 3/31/96 .............         2.25 %      (0.71)%

JNL/Alger Growth Series
  Six months ended 6/30/98 ....................         1.05 %      (0.08)%
  Year ended 12/31/97 .........................         1.10 %      (0.07)%
  Period from 4/1/96 to 12/31/96 ..............         1.19 %      (0.14)%
  Period from 10/16/95* to 3/31/96 ............         1.89 %      (1.03)%

JNL/Alliance Growth Series
  Period from 3/2/98* to 6/30/98 ..............         2.73 %      (1.56)%

JNL/Eagle Core Equity Series
  Six months ended 6/30/98 ....................         1.22 %       0.90 %
  Year ended 12/31/97 .........................         1.54 %       0.51 %
  Period from 9/16/96* to 12/31/96 ............         4.57 %      (2.42)%

JNL/Eagle SmallCap Equity Series
  Six months ended 6/30/98 ....................         1.23 %      (0.70)%
  Year ended 12/31/97 .........................         1.51 %      (0.95)%
  Period from 9/16/96* to 12/31/96 ............         4.77 %      (3.93)%

JNL/JPM International & Emerging Markets Series
  Period from 3/2/98* to 6/30/98 ..............         2.36 %       0.81 %

JNL/PIMCO Total Return Bond Series
  Period from 3/2/98* to 6/30/98 ..............         2.06 %       3.67 %


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................   $   16.99        $    --        $   3.85
  Year ended 12/31/97 ................................       14.21            0.04           3.07
  Period from 4/1/96 to 12/31/96 .....................       12.50            0.04           2.12
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.01           3.66

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................       16.82            0.09           1.32
  Year ended 12/31/97 ................................       14.50            0.13           3.03
  Period from 4/1/96 to 12/31/96 .....................       12.77            0.10           1.97
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.23           2.86

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.03          (0.29)

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................       10.00             --           (0.36)

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................       10.00            0.01          (0.34)

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................       13.06            0.24           0.79
  Year ended 12/31/97 ................................       11.92            0.36           1.83
  Period from 4/1/96 to 12/31/96 .....................       11.17            0.10           0.98
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.25           1.40

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................       11.48            0.43           0.16
  Year ended 12/31/97 ................................       10.67            0.59           1.02
  Period from 4/1/96 to 12/31/96 .....................       10.23            0.51           0.64
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.73           0.04

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................        1.00            0.02             --
  Year ended 12/31/97 ................................        1.00            0.05             --
  Period from 4/1/96 to 12/31/96 .....................        1.00            0.04             --
  Period from 5/15/95* to 3/31/96 ....................        1.00            0.04             --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................       10.00            0.11           0.12

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................       11.12            0.39          (0.11)
  Year ended 12/31/97 ................................       10.63            0.54           0.59
  Period from 4/1/96 to 12/31/96 .....................       10.46            0.42           0.70
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.81           0.24


                                                                           Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................   $    --          $    --         $   --
  Year ended 12/31/97 ................................       (0.02)          (0.31)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.40)           --
  Period from 5/15/95* to 3/31/96 ....................        --             (1.17)           --

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.13)          (0.71)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.15)          (0.19)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.17)          (0.15)           --

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................        --               --             --

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.36)          (0.69)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.15)          (0.18)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.19)          (0.29)           --

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.59)          (0.21)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.69)          (0.02)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.54)            --             --

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................       (0.02)            --             --
  Year ended 12/31/97 ................................       (0.05)            --             --
  Period from 4/1/96 to 12/31/96 .....................       (0.04)            --             --
  Period from 5/15/95* to 3/31/96 ....................       (0.04)            --             --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................        --               --             --

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.58)          (0.05)         (0.01)
  Period from 4/1/96 to 12/31/96 .....................       (0.69)          (0.26)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.56)          (0.03)           --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                                                                                             Ratio and Supplemental Data
                                                                                ----------------------------------------------------
                                                                                               Ratio of net  Ratio of net
                                                                                               operating     investment
                                                          Net asset    Total    Net assets,    expenses to   income to
                                                          value, end   Return   end of period  average net   average net   Portfolio
Period or Year ended                                      of period    (a)      (in thousands) assets (b)(c) assets (b)(c) turnover
--------------------                                      ---------    ------   -------------- ------------- ------------- --------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................        20.84    22.66 %   $137,503       1.00 %        (0.03)%     25.98 %
  Year ended 12/31/97 ................................        16.99    21.88 %     83,612       1.05 %         0.31 %    194.81 %
  Period from 4/1/96 to 12/31/96 .....................        14.21    17.28 %     22,804       1.04 %         0.94 %    184.33 %
  Period from 5/15/95* to 3/31/96 ....................        12.5     37.69 %      2,518       0.95 %         0.28 %    255.03 %

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................        18.23     8.38 %    167,142       0.99 %         1.03 %    43.15 %
  Year ended 12/31/97 ................................        16.82    21.82 %    108,565       1.03 %         1.43 %   112.54 %
  Period from 4/1/96 to 12/31/96 .....................        14.50    16.25 %     17,761       0.85 %         2.29 %    13.71 %
  Period from 5/15/95* to 3/31/96 ....................        12.77    31.14 %      3,365       0.87 %         2.33 %    30.12 %

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................         9.74    (2.60)%      3,245       1.07 %         1.22 %     12.69 %

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................         9.64    (3.60)%      4,929       1.20 %         0.01 %      9.20 %

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................         9.67    (3.30)%      4,550       1.12 %         0.43 %     17.46 %

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................        14.09     7.89 %     83,779       0.84 %         3.88 %     20.34 %
  Year ended 12/31/97 ................................        13.06    18.43 %     59,694       0.93 %         3.72 %    160.88 %
  Period from 4/1/96 to 12/31/96 .....................        11.92     9.72 %     24,419       1.04 %         2.39 %    158.15 %
  Period from 5/15/95* to 3/31/96 ....................        11.17    16.60 %      4,761       1.01 %         2.99 %    115.84 %

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................        12.07     5.14 %     97,227       0.83 %         8.54 %    131.14 %
  Year ended 12/31/97 ................................        11.48    15.05 %     62,712       0.90 %         8.15 %    189.25 %
  Period from 4/1/96 to 12/31/96 .....................        10.67    11.24 %     13,396       0.88 %         8.64 %    113.08 %
  Period from 5/15/95* to 3/31/96 ....................        10.23     7.82 %      6,156       0.88 %         8.34 %    186.21 %

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................         1.00     2.48 %     53,839       0.73 %         4.94 %        --
  Year ended 12/31/97 ................................         1.00     5.01 %     41,808       0.75 %         4.92 %        --
  Period from 4/1/96 to 12/31/96 .....................         1.00     3.61 %     23,752       0.75 %         4.75 %        --
  Period from 5/15/95* to 3/31/96 ....................         1.00     4.59 %      6,816       0.75 %         5.06 %        --

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................        10.23     2.30 %      2,088       0.95 %         4.29 %     7.56 %

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................        11.40     2.52 %     46,871       0.90 %         7.08 %    167.19 %
  Year ended 12/31/97 ................................        11.12    10.66 %     36,725       1.00 %         6.83 %    134.55 %
  Period from 4/1/96 to 12/31/96 .....................        10.63    10.68 %     12,483       0.99 %         7.52 %    109.85 %
  Period from 5/15/95* to 3/31/96 ....................        10.46    10.74 %      6,380       1.00 %         9.01 %    152.89 %



                                                          Ratio of information assuming
                                                             no expense reimbursement
                                                             or fees paid indirectly
                                                          -----------------------------
                                                                          Ratio of net
                                                          Ratio of        investment
                                                          expenses to     income to
                                                          average net     average net
Period or Year ended                                      assets (b)      assets (b)
--------------------                                      ----------      -------------

JNL/Putnam Growth Series
  Six months ended 6/30/98 ...........................     1.00 %        (0.03)%
  Year ended 12/31/97 ................................     1.05 %         0.31 %
  Period from 4/1/96 to 12/31/96 .....................     1.27 %         0.71 %
  Period from 5/15/95* to 3/31/96 ....................     5.38 %        (4.15)%

JNL/Putnam Value Equity Series
  Six months ended 6/30/98 ...........................     0.99 %         1.03 %
  Year ended 12/31/97 ................................     1.09 %         1.37 %
  Period from 4/1/96 to 12/31/96 .....................     1.53 %         1.61 %
  Period from 5/15/95* to 3/31/96 ....................     2.28 %         0.91 %

Goldman Sachs/JNL Growth & Income Series
  Period from 3/2/98* to 6/30/98 .....................     2.57 %        (0.28)%

Lazard/JNL Small Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................     1.92 %        (0.71)%

Lazard/JNL Mid Cap Value Series
  Period from 3/2/98* to 6/30/98 .....................     1.98 %        (0.43)%

PPM America/JNL Balanced Series
  Six months ended 6/30/98 ...........................     0.85 %         3.87 %
  Year ended 12/31/97 ................................     0.94 %         3.71 %
  Period from 4/1/96 to 12/31/96 .....................     1.22 %         2.21 %
  Period from 5/15/95* to 3/31/96 ....................     3.71 %         0.29 %

PPM America/JNL High Yield Bond Series
  Six months ended 6/30/98 ...........................     0.83 %         8.54 %
  Year ended 12/31/97 ................................     0.90 %         8.15 %
  Period from 4/1/96 to 12/31/96 .....................     1.21 %         8.31 %
  Period from 5/15/95* to 3/31/96 ....................     1.50 %         7.72 %

PPM America/JNL Money Market Series
  Period ended 6/30/98 ...............................     0.74 %         4.93 %
  Year ended 12/31/97 ................................     0.76 %         4.91 %
  Period from 4/1/96 to 12/31/96 .....................     0.85 %         4.65 %
  Period from 5/15/95* to 3/31/96 ....................     1.30 %         4.51 %

Salomon Brothers/JNL Balanced Series
   Period from 3/2/98* to 6/30/98 ....................     3.69 %         1.55 %

Salomon Brothers/JNL Global Bond Series
  Six months ended 6/30/98 ...........................     0.98 %         7.00 %
  Year ended 12/31/97 ................................     1.07 %         6.76 %
  Period from 4/1/96 to 12/31/96 .....................     1.44 %         7.07 %
  Period from 5/15/95* to 3/31/96 ....................     2.14 %         7.87 %


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $   10.00        $   0.22       $  (0.08)

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................       10.69            0.29           0.11
  Year ended 12/31/97 ................................       10.20            0.44           0.49
  Period from 4/1/96 to 12/31/96 .....................       10.09            0.24           0.24
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.45           0.02

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................       15.62            0.04           2.65
  Year ended 12/31/97 ................................       12.56            0.06           3.64
  Period from 4/1/96 to 12/31/96 .....................       11.36            0.03           1.81
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.07           2.68

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................       12.09            0.09           1.54
  Year ended 12/31/97 ................................       12.08            0.09           0.23
  Period from 4/1/96 to 12/31/96 .....................       11.25            0.06           0.90
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.04           1.21

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................       17.37           (0.03)          2.92
  Year ended 12/31/97 ................................       14.89           (0.03)          2.74
  Period from 4/1/96 to 12/31/96 .....................       13.43           (0.05)          1.92
  Period from 5/15/95* to 3/31/96 ....................       10.00            0.06           3.90

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................       10.00             --            0.05

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.00             --            0.14

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.00             --            0.23

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................       10.00             --            0.34

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.03)

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................       10.00             --            0.07


                                                                          Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $    --          $    --         $   --

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.42)          (0.02)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.34)          (0.03)           --
  Period from 5/15/95* to 3/31/96 ....................       (0.34)          (0.04)           --

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.03)          (0.61)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.04)          (0.09)         (0.51)
  Period from 5/15/95* to 3/31/96 ....................       (0.06)          (1.33)           --

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................       (0.08)          (0.23)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.12)          (0.01)           --
  Period from 5/15/95* to 3/31/96 ....................        --               --             --

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................        --               --             --
  Year ended 12/31/97 ................................        --             (0.23)           --
  Period from 4/1/96 to 12/31/96 .....................       (0.05)          (0.36)           --
  Period from 5/15/95* to 3/31/96 ....................        --             (0.53)           --

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................        --               --             --

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................        --               --             --

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................        --               --             --

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................        --               --             --

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................        --               --             --

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................        --               --             --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.


                                                                                           Ratios and Supplemental Data
                                                                             -----------------------------------------------------
                                                                                            Ratio of net  Ratio of net
                                                                                            operating     investment
                                                         Net asset   Total   Net assets,    expenses to   income to
                                                         value, end  Return  end of period  average net   average net    Portfolio
Period or Year ended                                     of period   (a)     (in thousands) assets (b)(c) assets (b)(c)  turnover
--------------------                                     ----------  ------  -------------- ------------- -------------  ---------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................   $   10.14    1.40 %   $  5,752       0.95 %      7.01 %        21.25 %

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................       11.09    3.74 %     35,617       0.85 %      5.51 %       324.09 %
  Year ended 12/31/97 ................................       10.69    9.16 %     25,389       0.85 %      5.99 %       378.59 %
  Period from 4/1/96 to 12/31/96 .....................       10.20    4.82 %      9,832       0.84 %      5.72 %       218.50 %
  Period from 5/15/95* to 3/31/96 ....................       10.09    4.65 %      3,007       0.84 %      5.41 %       253.37 %

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................       18.31    17.22 %   183,194       0.92 %      0.48 %       24.38 %
  Year ended 12/31/97 ................................       15.62    29.47 %   124,022       0.98 %      0.43 %       47.06 %
  Period from 4/1/96 to 12/31/96 .....................       12.56    16.12 %    32,291       1.00 %      0.59 %       36.41 %
  Period from 5/15/95* to 3/31/96 ....................       11.36    28.23 %     8,772       1.00 %      0.75 %      101.13 %

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................       13.72    13.48 %    88,621       1.22 %      1.32 %       10.23 %
  Year ended 12/31/97 ................................       12.09     2.65 %    78,685       1.24 %      0.74 %       18.81 %
  Period from 4/1/96 to 12/31/96 .....................       12.08     8.54 %    48,204       1.25 %      1.09 %        5.93 %
  Period from 5/15/95* to 3/31/96 ....................       11.25    12.50 %    24,211       1.25 %      0.78 %       16.45 %

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................       20.26    16.64 %   172,816       1.02 %     (0.32)%       22.85 %
  Year ended 12/31/97 ................................       17.37    18.21 %   127,052       1.06 %     (0.26)%       41.43 %
  Period from 4/1/96 to 12/31/96 .....................       14.89    13.91 %    47,104       1.10 %     (0.18)%       25.05 %
  Period from 5/15/95* to 3/31/96 ....................       13.43    40.06 %    10,545       1.10 %      0.82 %       66.04 %

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................       10.05    0.50 %      1,764       0.20 %        0.05 %      0.17 %

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.14    1.40 %      1,722       0.20 %       (0.20)%      4.05 %

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................       10.23    2.30 %      1,029       0.20 %       (0.20)%      0.08 %

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................       10.34    3.40 %        729       0.20 %       (0.20)%     32.92 %

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................        9.97   (0.30)%      1,196       0.20 %       (0.20)%      8.59 %

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................       10.07    0.70 %        625       0.20 %       (0.20)%      0.06 %


                                                         Ratio information assuming
                                                          no expense reimbursement
                                                          or fees paid indirectly
                                                         --------------------------
                                                                       Ratio of net
                                                         Ratio of      investment
                                                         expenses to   income to
                                                         average net   average net
Period or Year ended                                     assets (b)    assets (b)
--------------------                                     ----------    ------------

Salomon Brothers/JNL High Yield Bond Series
   Period from 3/2/98* to 6/30/98 ....................     1.64 %         6.32 %

Salomon Brothers/JNL U.S. Government &
Quality Bond Series
  Six months ended 6/30/98 ...........................     0.88 %         5.48 %
  Year ended 12/31/97 ................................     0.96 %         5.88 %
  Period from 4/1/96 to 12/31/96 .....................     1.37 %         5.19 %
  Period from 5/15/95* to 3/31/96 ....................     2.53 %         3.72 %

T. Rowe Price/JNL Established Growth Series
  Six months ended 6/30/98 ...........................     0.92 %         0.48 %
  Year ended 12/31/97 ................................     0.98 %         0.43 %
  Period from 4/1/96 to 12/31/96 .....................     1.11 %         0.48 %
  Period from 5/15/95* to 3/31/96 ....................     2.09 %        (0.34)%

T. Rowe Price/JNL International Equity
Investment Series
  Six months ended 6/30/98 ...........................     1.28 %         1.26 %
  Year ended 12/31/97 ................................     1.32 %         0.66 %
  Period from 4/1/96 to 12/31/96 .....................     1.29 %         1.05 %
  Period from 5/15/95* to 3/31/96 ....................     2.14 %        (0.11)%

T. Rowe Price/JNL Mid-Growth Series
  Six months ended 6/30/98 ...........................     1.02 %        (0.32)%
  Year ended 12/31/97 ................................     1.06 %        (0.26)%
  Period from 4/1/96 to 12/31/96 .....................     1.14 %        (0.22)%
  Period from 5/15/95* to 3/31/96 ....................     2.10 %        (0.18)%

JNL/S&P Conservative Growth Series I
   Period from 4/9/98* to 6/30/98 ....................     0.20 %         0.05 %

JNL/S&P Moderate Growth Series I
   Period from 4/8/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Aggressive Growth Series I
   Period from 4/8/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Very Aggressive Growth Series I
   Period from 4/1/98* to 6/30/98 ....................     0.20 %        (0.20)%

JNL/S&P Equity Growth Series I
   Period from 4/13/98* to 6/30/98 ...................     0.20 %        (0.20)%

JNL/S&P Equity Aggressive Growth Series I
   Period from 4/15/98* to 6/30/98 ...................     0.20 %        (0.20)%


                                                                             Income from Operations
                                                                          ---------------------------------
                                                                                           Net realized &
                                                                                           unrealized gains
                                                        Net Asset          Net             on investments
                                                        value,             investment      & foreign
                                                        beginning          income          currency
Period or Year ended                                    of period          (loss)          related items
--------------------                                    ----------        -----------      ----------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................   $   10.00        $    --         $  (0.10)

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.09)

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.15)

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --            0.15

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.20)

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.00             --           (0.08)



                                                                          Distributions
                                                        ---------------------------------------------------


                                                                           From net
                                                        From net           realized gains
                                                        investment         on investment   Return of
Period or Year Ended                                    income             transactions    Capital
--------------------                                    ----------         --------------  ----------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................   $    --          $    --        $     --

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        --               --              --

--------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized for the periods ended June 30, 1998, December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Adviser's expense reimbursement and fees paid indirectly.


                     See notes to the financial statements.

                                                                                         Ratios and Supplemental Data
                                                                              ----------------------------------------------------


                                                                                             Ratio of net  Ratio of net
                                                                                             operating     investment
                                                         Net asset   Total   Net assets,     expenses to   income to
                                                         value, end  Return  end of period   average net   average net   Portfolio
Period or Year ended                                     of period   (a)     (in thousands)  assets (b)(c) assets (b)(c) turnover
--------------------                                     ---------   ------  --------------  ------------- ------------- ---------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     $  9.90   (1.00)%  $   2,316.00        0.20%.      (0.20)%     2.07 %

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.91   (0.90)%      1,671.00        0.20 %      (0.20)%     1.72 %

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.85   (1.50)%        294.00        0.20 %      (0.20)%      1.42 %

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................       10.15    1.50 %        249.00        0.20 %      (0.20)%      2.03 %

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.80   (2.00)%        454.00        0.20 %      (0.20)%      1.71 %

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................        9.92   (0.80)%        237.00        0.20 %      (0.20)%      2.04 %



                                                         Ratio information assuming
                                                          no expense reimbursement
                                                          or fees paid indirectly
                                                         --------------------------
                                                                      Ratio of net
                                                         Ratio of     investment
                                                         expenses to  income to
                                                         average net  average net
Period or Year ended                                     assets (b)   assets (b)
--------------------                                     -----------  -------------

JNL/S&P Conservative Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Moderate Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Very Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Equity Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

JNL/S&P Equity Aggressive Growth Series II
   Period from 4/13/98* to 6/30/98 ...................     0.20 %      (0.20)%

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in thirty-six (36) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Alliance Growth for which Alliance Capital Management L.P. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/JPM International & Emerging Markets for which J.P. Morgan Investment Management Inc. serves as the sub-adviser; JNL/PIMCO Total Return Bond for which Pacific Investment Management Company serves as the sub-adviser; JNL/Putnam Growth and JNL/Putnam Value Equity for which Putnam Investment Management, Inc. serves as the sub-adviser; Goldman Sachs/JNL Growth & Income for which Goldman Sachs Asset Management serves as the sub-adviser; Lazard/JNL Small Cap Value and Lazard/JNL Mid Cap Value for which Lazard Asset Management serves as sub-adviser; PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Balanced, Salomon Brothers/JNL Global Bond, Salomon Brothers/JNL High Yield Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc. serves as the sub-adviser;
T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser; and JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth I, JNL/S&P Equity Aggressive Growth I, JNL/S&P Conservative Growth II, JNL/S&P Moderate Growth II, JNL/S&P Aggressive Growth II, JNL/S&P Very Aggressive Growth II, JNL/S&P Equity Growth II and JNL/S&P Equity Aggressive Growth II for which Standard & Poor's Investment Advisory Services, Inc. serves as the sub-adviser. Salomon Brothers Asset Management Inc. has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc. relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.

     NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     Security Valuation -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (continued)
--------------------------------------------------------------------------------

     Security Transactions And Investment Income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     Foreign Currency Translations -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense pay-ments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     Foreign Currency Contracts -- A Series may enter into foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the for-ward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items. When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of open forward foreign currency exchange contracts as of June 30, 1998.

     When-Issued and Delayed Delivery Transactions -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     Unregistered Securities -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

     Options Transactions -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (continued)
--------------------------------------------------------------------------------

     Futures Contracts -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts includes the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

     Short Positions -- A Series may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Series is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

     Dollar Roll Transactions -- The Salomon Broth-ers/JNL Global Bond Series and the Salomon Broth-ers/JNL U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage sec-urities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     Repurchase Agreements -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     Reverse Repurchase Agreements -- A Series may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Series have committed to sell are reflected in the Statement of Assets and Liabilities. The Series will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Series may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     Distributions To Shareholders -- The PPM Amer-ica/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, div-idends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     Federal Income Taxes -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust may periodically make reclassifications among certain of its capital accounts as a result of the recognition and char-acterization of certain income and capital gain dist-ributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
            NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (continued)
--------------------------------------------------------------------------------


     NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNFSI whereby JNFSI provides investment management and transfer agency services. Each Series pays JNFSI a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.




                                                $0 to    $50 to   $100 to   $150 to   $200 to   $250 to   $300 to   $350 to    Over
(M - Millions)                                  $50 M    $100 M    $150 M    $200 M    $250 M    $300 M    $350 M   $500 M    $500 M
--------------                                  -----    ------    ------    ------    ------    ------    ------   ------    ------
JNL Aggressive Growth Series................       .95%     .95%      .95%      .90%      .90%      .90%      .85%     .85%     .85%
JNL Capital Growth Series...................       .95%     .95%      .95%      .90%      .90%      .90%      .85%     .85%     .85%
JNL Global Equities Series..................      1.00%    1.00%     1.00%      .95%      .95%      .95%      .90%     .90%     .90%
JNL/Alger Growth Series.....................      .975%    .975%     .975%     .975%     .975%     .975%      .95%     .95%     .90%
JNL/Alliance Growth Series..................      .775%    .775%     .775%     .775%     .775%      .70%      .70%     .70%     .70%
JNL/Eagle Core Equity Series................       .90%     .85%      .85%      .85%      .85%      .85%      .75%     .75%     .75%
JNL/Eagle SmallCap Equity Series............       .95%     .95%      .95%      .90%      .90%      .90%      .90%     .90%     .85%
JNL/JPM International & Emerging
   Markets Series...........................      .975%     .95%      .95%      .95%      .90%      .90%      .90%     .85%     .85%
JNL/PIMCO Total Return Bond Series..........       .70%     .70%      .70%      .70%      .70%      .70%      .70%     .70%     .70%
JNL/Putnam Growth Series....................       .90%     .90%      .90%      .85%      .85%      .85%      .80%     .80%     .80%
JNL/Putnam Value Equity Series..............       .90%     .90%      .90%      .85%      .85%      .85%      .80%     .80%     .80%
Goldman Sachs/JNL Growth & Income Series....      .925%     .90%      .90%      .90%      .85%      .85%      .85%     .80%     .80%
Lazard/JNL Small Cap Value Series...........      1.05%    1.00%     1.00%     .975%     .975%     .975%     .925%    .925%    .925%
Lazard/JNL Mid Cap Value Series.............      .975%    .975%     .975%     .925%     .925%     .925%      .90%     .90%     .90%
PPM America/JNL Balanced Series.............       .75%     .70%      .70%     .675%     .675%     .675%      .65%     .65%    .625%
PPM America/JNL High Yield Bond Series......       .75%     .70%      .70%     .675%     .675%     .675%      .65%     .65%    .625%
PPM America/JNL Money Market Series.........       .60%     .60%      .60%     .575%     .575%     .575%      .55%     .55%    .525%
Salomon Brothers/JNL Balanced Series........       .80%     .75%      .70%      .70%      .70%      .70%      .70%     .70%     .70%
Salomon Brothers/JNL Global Bond Series.....       .85%     .85%      .85%      .80%      .80%      .80%      .80%     .80%     .75%
Salomon Brothers/JNL High Yield Bond Series.       .80%     .75%      .70%      .70%      .70%      .70%      .70%     .70%     .70%
Salomon Brothers/JNL U.S. Government &
   Quality Bond Series......................       .70%     .70%      .70%      .65%      .65%      .65%      .60%     .60%     .55%
T. Rowe Price/JNL Established Growth Series.       .85%     .85%      .85%      .80%      .80%      .80%      .80%     .80%     .80%
T. Rowe Price/JNL International Equity
   Investment Series........................      1.10%    1.05%     1.05%     1.00%     1.00%     1.00%      .95%     .95%     .90%
T. Rowe Price/JNL Mid-Cap Growth Series.....       .95%     .95%      .95%      .90%      .90%      .90%      .90%     .90%     .90%
JNL/S&P Conservative Growth Series I........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Moderate Growth Series I............       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Aggressive Growth Series I..........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Very Aggressive Growth Series I.....       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Growth Series I..............       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Aggressive Growth Series I...       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Conservative Growth Series II.......       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Moderate Growth Series II...........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Aggressive  Growth Series II........       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Very Aggressive Growth Series II....       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Growth Series II.............       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%
JNL/S&P Equity Aggressive Growth Series II..       .20%     .20%      .20%      .20%      .20%      .20%      .20%     .20%     .15%

     As compensation for their services, the sub-advisers receive fees from JNFSI calculated on the basis of the average daily net assets of each Series. The following is a schedule of the fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.




                                                $0 to    $50 to   $100 to   $150 to   $200 to   $250 to   $300 to   $350 to    Over
(M - Millions)                                  $50 M    $100 M    $150M     $200 M    $250 M    $300M     $350 M    $500M    $500 M
--------------                                  -----    ------    -----     ------    ------    -----     ------    -----    ------
JNL Aggressive Growth Series................       .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%     .45%
JNL Capital Growth Series...................       .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%     .45%
JNL Global Equities Series..................       .55%     .55%      .50%      .50%      .50%      .50%      .50%     .50%     .45%
JNL/Alger Growth Series.....................       .55%     .55%      .55%      .55%      .55%      .55%      .50%     .50%     .45%
JNL/Alliance Growth Series..................       .35%     .35%      .35%      .35%      .35%      .25%      .25%     .25%     .25%
JNL/Eagle Core Equity Series................       .45%     .40%      .40%      .40%      .40%      .40%      .30%     .30%     .30%
JNL/Eagle SmallCap Equity Series............       .50%     .50%      .50%      .45%      .45%      .45%      .45%     .45%     .40%
JNL/JPM International & Emerging Markets
    Series..................................       .55%     .50%      .50%      .50%      .45%      .45%      .45%     .40%     .40%
JNL/PIMCO Total Return Bond Series..........       .25%     .25%      .25%      .25%      .25%      .25%      .25%     .25%     .25%
JNL/Putnam Growth Series....................       .50%     .50%      .50%      .45%      .45%      .45%      .35%     .35%     .35%
JNL/Putnam Value Equity Series..............       .50%     .50%      .50%      .45%      .45%      .45%      .35%     .35%     .35%
Goldman Sachs/JNL Growth & Income Series....       .50%     .45%      .45%      .45%      .40%      .40%      .40%     .35%     .35%
Lazard/JNL Small Cap Value Series...........      .625%    .575%     .575%     .525%     .525%     .525%     .475%    .475%    .475%
Lazard/JNL Mid Cap Value Series.............       .55%    .525%     .525%     .475%     .475%     .475%      .45%     .45%     .45%
PPM America/JNL Balanced Series.............       .25%     .20%      .20%     .175%     .175%     .175%      .15%     .15%    .125%
PPM America/JNL High Yield Bond Series......       .25%     .20%      .20%     .175%     .175%     .175%      .15%     .15%    .125%
PPM America/JNL Money Market Series.........       .20%     .15%      .15%     .125%     .125%     .125%      .10%     .10%    .075%
Salomon Brothers/JNL Balanced Series........       .35%     .30%      .25%      .25%      .25%      .25%      .25%     .25%     .25%
Salomon Brothers/JNL Global Bond Series.....      .375%     .35%      .35%      .30%      .30%      .30%      .30%     .30%     .25%
Salomon Brothers/JNL High Yield Bond Series.       .35%     .30%      .25%      .25%      .25%      .25%      .25%     .25%     .25%
Salomon Brothers/JNL U.S. Government &
    Quality Bond Series.....................      .225%    .225%     .225%     .175%     .175%     .175%      .15%     .15%     .10%
JNL/S&P Conservative Growth Series I........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Moderate Growth Series I............       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Aggressive Growth Series I..........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Very Aggressive Growth Series I.....       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Growth Series I..............       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Aggressive Growth Series I...       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Conservative Growth Series II.......       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Moderate Growth Series II...........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Aggressive  Growth Series II........       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Very Aggressive Growth Series II....       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Growth Series II.............       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%
JNL/S&P Equity Aggressive Growth Series II..       .10%     .10%      .10%      .10%      .10%      .10%      .10%     .10%    .075%


                                                                                 $0 to      $20 to     $50 to
                                                                                 $20 M      $50 M      $200 M       $200 M+
                                                                                 -----      -----      ------       -------
T. Rowe Price/JNL Established Growth Series.............................         .45%         .40%     .40%*        .40%
T. Rowe Price/JNL International Equity Investment Series................         .75%         .60%     .50%         .50%*
T. Rowe Price/JNL Mid-Cap Growth Series.................................         .60%         .50%     .50%*        .50%

--------------------------------------------------------------------------------
     * When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all assets in this Series.


     JNFSI has voluntarily agreed to reimburse each of the Series for annual expenses (excluding the management fee) in excess of .15% of average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

     Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation of $24,000 for the six months ended June 30, 1998.



     NOTE 4.  SECURITY  TRANSACTIONS

     During the period ended June 30, 1998, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                                   Cost of             Proceeds from Sales
                                                                                  Purchases               and Maturities
                                                                                   ---------               --------------
JNL Aggressive Growth Series....................................................   $ 73,470                  $ 62,001
JNL Capital Growth Series.......................................................     54,987                    48,165
JNL Global Equities Series......................................................     88,089                    57,544
JNL/Alger Growth Series.........................................................     60,760                    42,906
JNL/Alliance Growth Series......................................................      2,899                       624
JNL/Eagle Core Equity Series....................................................     14,679                     5,217
JNL/Eagle SmallCap Equity Series................................................     14,816                     5,528
JNL/JPM International & Emerging Markets Series.................................     11,212                     6,377
JNL/PIMCO Total Return Bond Series..............................................      4,461                     2,695
JNL/Putnam Growth Series........................................................     58,652                    27,802
JNL/Putnam Value Equity Series..................................................    108,481                    58,065
Goldman Sachs/JNL Growth & Income Series........................................      3,322                       310
Lazard/JNL Small Cap Value Series...............................................      5,416                       447
Lazard/JNL Mid Cap Value Series.................................................      5,226                       730
PPM America/JNL Balanced Series.................................................     36,004                    15,640
PPM America/JNL High Yield Bond Series..........................................    138,108                   103,562
Salomon Brothers/JNL Balanced Series............................................      2,074                       108
Salomon Brothers/JNL Global Bond Series.........................................     27,466                    16,750
Salomon Brothers/JNL High Yield Bond Series.....................................      6,115                     1,012
Salomon Brothers/JNL U.S. Government & Quality Bond Series......................     80,090                    68,239
T. Rowe Price/JNL Established Growth Series.....................................     69,488                    35,826
T. Rowe Price/JNL International Equity Investment Series........................      8,597                     9,449
T. Rowe Price/JNL Mid-Cap Growth Series.........................................     54,816                    32,415
JNL/S&P Conservative Growth Series I............................................      1,739                         1
JNL/S&P Moderate Growth Series I................................................      1,717                        26
JNL/S&P Aggressive Growth Series I..............................................      1,001                         -
JNL/S&P Very Aggressive Growth Series I.........................................        773                        67
JNL/S&P Equity Growth Series I..................................................      1,236                        44
JNL/S&P Equity Aggressive Growth Series I.......................................        607                         -
JNL/S&P Conservative Growth Series II...........................................      2,379                        44
JNL/S&P Moderate Growth Series II...............................................      1,702                        24
JNL/S&P Aggressive  Growth Series II............................................        298                         3
JNL/S&P Very Aggressive Growth Series II........................................        249                         4
JNL/S&P Equity Growth Series II.................................................        460                         4
JNL/S&P Equity Aggressive Growth Series II......................................        242                         4

     Included in these transactions were purchases and sales of U.S. Government obligations of $4,355,200 and $2,695,668 in the JNL/PIMCO Total Return Bond Series; $13,271,052 and $2,812,262 in the PPM America/JNL Balanced Series; $1,490,789 and $81,369 in the Salomon Brothers/JNL Balanced Series; $48,466,455 and $45,599,363 in the Salomon Brothers/JNL Global Bond Series; $80,902,363 and $68,238,555 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.


     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of June 30, 1998 were as follows (in thousands):

                                                                  Tax            Gross           Gross             Net
                                                                  Cost        Unrealized       Unrealized       Unrealized
                                                                 Basis       Appreciation     Depreciation     Appreciation
                                                                 -----       ------------     ------------     ------------
JNL Aggressive Growth Series..................................    $ 91,238        $ 25,609          $ (826)        $ 24,783
JNL Capital Growth Series.....................................      76,742          20,697          (1,088)          19,609
JNL Global Equities Series....................................     175,106          56,054          (1,777)          54,277
JNL/Alger Growth Series.......................................      93,442          32,130            (243)          31,887
JNL/Alliance Growth Series....................................       2,315             304             (68)             236
JNL/Eagle Core Equity Series..................................      21,566           3,340            (626)           2,714
JNL/Eagle SmallCap Equity Series..............................      23,757           3,457          (1,418)           2,039
JNL/JPM International & Emerging Markets Series...............       5,078             278            (358)             (80)
JNL/PIMCO Total Return Bond Series............................       3,650              74                -              74
JNL/Putnam Growth Series......................................     106,842          31,933          (1,742)          30,191
JNL/Putnam Value Equity Series................................     154,975          14,060          (4,709)           9,351
Goldman Sachs/JNL Growth & Income Series............................ 3,410              79            (228)            (149)
Lazard/JNL Small Cap Value Series................................... 5,189             232            (479)            (247)
Lazard /JNL Mid Cap Value Series..............................       4,948             162            (311)            (149)
PPM America/JNL Balanced Series...............................      77,987           6,845          (1,276)           5,569
PPM America/JNL High Yield Bond Series........................      95,424             911            (863)              48
Salomon Brothers/JNL Balanced Series..........................       2,150              38             (41)              (3)
Salomon Brothers/JNL Global Bond Series.......................      54,576           1,007            (860)             147
Salomon Brothers/JNL High Yield Bond Series...................       5,689               9             (56)             (47)
Salomon Brothers/JNL U.S. Government & Quality
     Bond Series..............................................      46,984             858              (9)             849
T. Rowe Price/JNL Established Growth Series...................     151,314          36,849          (3,094)          33,755
T. Rowe Price/JNL International Equity Investment Series......      72,087          21,108          (5,677)          15,431
T. Rowe Price/JNL Mid-Cap Growth Series.......................     137,372          40,979          (5,662)          35,317
JNL/S&P Conservative Growth Series I................................ 1,738              27              (1)              26
JNL/S&P Moderate Growth Series I.................................... 1,691              34              (3)              31
JNL/S&P Aggressive Growth Series I.................................. 1,001              29              (1)              28
JNL/S&P Very Aggressive Growth Series I.............................   704              25                -              25
JNL/S&P Equity Growth Series I...................................... 1,190              14              (8)               6
JNL/S&P Equity Aggressive Growth Series I...........................   607              19              (1)              18
JNL/S&P Conservative Growth Series II............................... 2,335              21             (39)             (18)
JNL/S&P Moderate Growth Series II................................... 1,677              21             (26)              (5)
JNL/S&P Aggressive  Growth Series II................................   295               5              (6)              (1)
JNL/S&P Very Aggressive Growth Series II............................   244               9              (4)               5
JNL/S&P Equity Growth Series II.....................................   455               6              (7)              (1)
JNL/S&P Equity Aggressive Growth Series II..........................   238               6              (7)              (1)




     NOTE 5.  TRUST TRANSACTIONS

     Transactions of trust shares for the period ended June 30, 1998 were as follows:


                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed     Net Increase
                                                               ---------      ----------       --------     ------------
JNL Aggressive Growth Series..............................       1,653,504             -         (872,116)       781,388
JNL Capital Growth Series.................................       1,074,509             -         (663,030)       411,479
JNL Global Equities Series................................       2,020,076             -         (765,624)     1,254,452
JNL/Alger Growth Series...................................       1,951,790             -         (788,947)     1,162,843
JNL/Alliance Growth Series................................         226,596             -             (348)       226,248
JNL/Eagle Core Equity Series..............................         856,581             -         (169,505)       687,076
JNL/Eagle SmallCap Equity Series..........................       1,013,420             -         (331,831)       681,589
JNL/JPM International & Emerging Markets Series...........         501,538             -             (208)       501,330
JNL/PIMCO Total Return Bond Series........................         361,877             -             (518)       361,359
JNL/Putnam Growth Series..................................       2,277,834             -         (600,995)     1,676,839
JNL/Putnam Value Equity Series ...........................       3,315,626             -         (601,842)     2,713,784
Goldman Sachs/JNL Growth & Income Series..................         336,430             -           (3,230)       333,200
Lazard/JNL Small Cap Value Series.........................         511,717             -             (197)       511,520
Lazard /JNL Mid Cap Value Series..........................         472,324             -           (1,921)       470,403
PPM America/JNL Balanced Series ..........................       1,747,570             -         (370,757)     1,376,813
PPM America/JNL High Yield Bond Series....................       3,472,935             -         (877,027)     2,595,908
PPM America/JNL Money Market Series.......................      61,247,339     1,192,196      (50,407,929)    12,031,606
Salomon Brothers/JNL Balanced Series......................         206,391             -           (2,171)       204,220
Salomon Brothers/JNL Global Bond Series...................       1,245,074             -         (434,465)       810,609
Salomon Brothers/JNL High Yield Bond Series...............         568,123             -             (895)       567,228
Salomon Brothers/JNL U.S. Government & Quality
     Series...............................................       1,317,565             -         (481,508)       836,057
T. Rowe Price/JNL Established Growth Series...............       2,935,126             -         (868,489)     2,066,637
T. Rowe Price/JNL International Equity Investment
      Bond Series.........................................         820,059             -         (869,341)      (49,282)
T. Rowe Price/JNL Mid-Cap Growth Series...................       2,110,746             -         (898,525)     1,212,221
JNL/S&P Conservative Growth Series I......................         175,583             -             (112)       175,471
JNL/S&P Moderate Growth Series I..........................         172,561             -           (2,672)       169,889
JNL/S&P Aggressive Growth Series I........................         100,601             -              (33)       100,568
JNL/S&P Very Aggressive Growth Series I...................          77,312             -           (6,836)        70,476
JNL/S&P Equity Growth Series I............................         124,387             -           (4,501)       119,886
JNL/S&P Equity Aggressive Growth Series I.................          62,077             -              (15)        62,062
JNL/S&P Conservative Growth Series II.....................         238,374             -           (4,460)       233,914
JNL/S&P Moderate Growth Series II.........................         171,026             -           (2,429)       168,597
JNL/S&P Aggressive  Growth Series II......................          30,135             -             (331)        29,804
JNL/S&P Very Aggressive Growth Series II..................          24,945             -             (448)        24,497
JNL/S&P Equity Growth Series II...........................          46,791             -             (458)        46,333
JNL/S&P Equity Aggressive Growth Series II................          24,344             -             (446)        23,898

     Transactions of trust shares for the year ending December 31, 1997 were as follows:

                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed     Net Increase
                                                               ---------      ----------       --------     ------------
JNL Aggressive Growth Series..............................       3,894,346         191,755       (868,600)     3,217,501
JNL Capital Growth Series.................................       2,848,842          34,057       (968,352)     1,914,547
JNL Global Equities Series................................       6,393,844         295,987     (1,246,634)     5,443,197
JNL/Alger Growth Series...................................       3,544,503         229,852       (869,988)     2,904,367
JNL/Eagle Core Equity Series..............................         688,411          16,636        (24,082)       680,965
JNL/Eagle SmallCap Equity Series..........................         886,938               -       (139,332)       747,606
JNL/Putnam Growth Series..................................       4,787,449          92,112     (1,561,300)     3,318,261
JNL/Putnam Value Equity Series............................       5,270,627         304,872       (347,068)     5,228,431
PPM America/JNL Balanced Series...........................       2,579,083         337,971       (395,399)     2,521,655
PPM America/JNL High Yield Bond Series....................       4,500,240         349,736       (642,559)     4,207,417
PPM America/JNL Money Market Series.......................      87,270,526       1,658,199    (70,873,065)    18,055,660
Salomon Brothers/JNL Global Bond Series...................       2,422,646         177,324       (471,899)     2,128,071
Salomon Brothers/JNL U.S. Government & Quality Bond
     Series...............................................       1,740,847          92,434       (422,626)     1,410,655
T. Rowe Price/JNL Established Growth Series...............       5,871,440         308,764       (813,825)     5,366,379
T. Rowe Price/JNL International Equity Investment
      Series..............................................       3,010,793         112,676       (606,319)     2,517,150
T. Rowe Price/JNL Mid-Cap Growth Series...................       4,951,347          94,266       (893,009)     4,152,604


     NOTE 6.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At June 30, 1998 the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of ($33,104), ($118,766), $7,989, $11,079 and $22,529, in the JNL
Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, JNL/JPM International & Emerging Markets Series, and Salomon Brothers/JNL Global Bond Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:


JNL Aggressive Growth Series

 Settlement                                        U.S. $ value                                         U.S. $ value
    Date          Currency to be delivered          at 6/30/98        Currency to be received            at 6/30/98
    ----          ------------------------          ----------        -----------------------            ----------
  7/10/98          430,000  Finnish Markka        $      78,497         78,324  US $                    $    78,324
  7/17/98        2,115,000  Finnish Markka              386,248        382,459  US $                        382,459
  7/17/98          392,142  US $                        392,142      2,115,000  Finnish Markka              386,248
  7/23/98          160,000  Finnish Markka               29,230         29,463  US $                         29,463
  7/23/98           29,074  US $                         29,074        160,000  Finnish Markka               29,230
  7/31/98       15,300,000  Finnish Markka            2,796,359      2,789,007  US $                      2,789,007
  7/31/98        1,228,578  US $                      1,228,578      6,730,000  Finnish Markka            1,230,033
   8/7/98        1,000,000  Finnish Markka              182,837        180,157  US $                        180,157
  11/4/98          195,000  Finnish Markka               35,817         36,792  US $                         36,792
  11/4/98           35,611  US $                         35,611        195,000  Finnish Markka               35,817
  7/10/98           90,000  British Sterling            150,192        147,870  US $                        147,870
                            Pound
  7/10/98          148,653  US $                        148,653         90,000  British Sterling            150,192
                                                                                Pound
   8/7/98          170,000  British Sterling            283,265        278,704  US $                        278,704
                            Pound
   8/7/98          278,523  US $                        278,523        170,000  British Sterling            283,264
                                                                                Pound


 Settlement                                         U.S. $ value                                         U.S. $ value
    Date           Currency to be delivered          at 6/30/98        Currency to be received            at 6/30/98
    ----           ------------------------          ----------        -----------------------            ----------
  8/13/98            65,000  British Sterling      $    108,271          105,040  US $                   $   105,040
                             Pound
  8/13/98           108,030  US $                       108,030           65,000  British Sterling           108,271
                                                                                  Pound
  8/14/98               500  British Sterling               833              817  US $                           817
                             Pound
  8/14/98               825  US $                           825              500  British Sterling               833
                                                                                  Pound
  10/7/98           140,000  British Sterling           232,474          232,120  US $                       232,120
                             Pound
  10/7/98           229,162  US $                       229,162          140,000  British Sterling           232,474
                                                                                  Pound
   8/7/98     2,085,000,000  Italian Lira             1,174,184        1,165,164  US $                     1,165,164
   8/7/98           800,868  US $                       800,868     1,425,000,000 Italian Lira               802,500
 11/12/98     1,115,000,000  Italian Lira               629,516          631,478  US $                       631,478
 11/12/98           286,213  US $                       286,213      500,000,000  Italian Lira               282,294
   7/2/98           850,000  Netherlands Guilder        418,204          414,230  US $                       414,230
   7/2/98           421,798  US $                       421,798          850,000  Netherlands Guilder        418,204
  7/10/98           550,000  Netherlands Guilder        270,736          272,008  US $                       272,008
  7/10/98           270,812  US $                       270,812          550,000  Netherlands Guilder        270,736
  7/17/98           800,000  Netherlands Guilder        393,967          392,927  US $                       392,927
  7/17/98           392,290  US $                       392,290          800,000  Netherlands Guilder        393,967
  7/31/98           250,000  Netherlands Guilder        123,221          123,481  US $                       123,481
  7/31/98           123,887  US $                       123,887          250,000  Netherlands Guilder        123,221
  7/17/98         1,310,000  Swedish Krona              164,355          164,078  US $                       164,078
  7/17/98           164,190  US $                       164,190        1,310,000  Swedish Krona              164,355
                                                    -----------                                          -----------
                                                    $12,368,862                                          $12,335,758
                                                    ===========                                          ===========


JNL Capital Growth  Series

 Settlement                                        U.S. $ value                                        U.S. $ value
    Date          Currency to be delivered          at 6/30/98          Currency to be received         at 6/30/98
    ----          ------------------------          ----------          -----------------------         ----------
   7/10/98          238,000  British Sterling     $     397,174         388,496  US $                  $    388,496
                             Pound
    8/7/98            5,000  British Sterling             8,331           8,185  US $                         8,185
                             Pound
    8/7/98            8,348  US $                         8,348           5,000  British Sterling             8,331
                                                                                 Pound
   8/13/98        1,775,000  British Sterling         2,956,643       2,868,400  US $                     2,868,400
                             Pound
   8/13/98          784,571  US $                       784,571         470,000  British Sterling           782,886
                                                                                 Pound
   8/14/98          100,000  British Sterling           666,250         653,360  US $                       653,360
                             Pound
   10/7/98        1,400,000  British Sterling         2,324,736       2,321,200  US $                     2,321,200
                             Pound
   11/4/98          240,000  British Sterling           397,891         394,320  US $                       394,320
                             Pound
                                                     ----------                                          ----------
                                                     $7,543,945                                          $7,425,178
                                                     ==========                                          ==========


JNL Global Equities Series

 Settlement                                         U.S. $ value                                        U.S. $ value
    Date           Currency to be delivered          at 6/30/98          Currency to be received         at 6/30/98
    ----           ------------------------          ----------          -----------------------         ----------
   7/10/98          122,000  Swiss Franc            $    80,646          84,196  US $                   $    84,196
    7/2/98        3,470,000  Deutsche Mark            1,924,327       1,918,903  US $                     1,918,903
    7/2/98        1,961,446  US $                     1,961,446       3,470,000  Deutsche Mark            1,924,327
   7/17/98          600,000  Swiss Franc                396,900         415,512  US $                       415,512
   7/23/98          150,000  Swiss Franc                 99,285         105,589  US $                       105,589
   10/7/98          900,000  Swiss Franc                600,148         607,287  US $                       607,287
   11/4/98          600,000  Swiss Franc                401,238         415,801  US $                       415,801
   12/2/98        1,928,000  Swiss Franc              1,292,996       1,305,349  US $                     1,305,349
   7/10/98          680,000  Deutsche Mark              377,287         375,691  US $                       375,691
   7/10/98          386,904  US $                       386,904         680,000  Deutsche Mark              377,287
   7/23/98          400,000  Deutsche Mark              222,111         222,867  US $                       222,867
  10/21/98          725,000  Deutsche Mark              404,651         403,748  US $                       403,748
  10/21/98          414,025  US $                       414,025         725,000  Deutsche Mark              404,651
   11/4/98          350,000  Deutsche Mark              195,500         200,688  US $                       200,688
  11/12/98          750,000  Deutsche Mark              419,114         419,606  US $                       419,606
   7/23/98        2,000,000  French Franc               331,279         330,196  US $                       330,196
   7/23/98          339,403  US $                       339,403       2,000,000  French Franc               331,279
   7/31/98       16,000,000  French Franc             2,651,531       2,649,148  US $                     2,649,148
   7/31/98        1,051,262  US $                     1,051,262       6,200,000  French Franc             1,027,468
    8/7/98        6,000,000  French Franc               994,724         988,720  US $                       988,720
    8/7/98          712,795  US $                       712,795       4,200,000  French Franc               696,307



  Settlement                                          U.S. $ value                                        U.S. $ value
     Date            Currency to be delivered          at 6/30/98          Currency to be received         at 6/30/98
     ----            ------------------------          ----------          -----------------------         ----------
   10/21/98        1,500,000  French Franc            $    249,729        249,103  US $                   $   249,103
    7/10/98          700,000  British Sterling          1,168,158       1,150,100  US $                     1,150,100
                              Pound
     8/7/98        4,232,000  British Sterling          7,051,629       6,872,056  US $                     6,872,056
                              Pound
    8/13/98          600,000  British Sterling            999,429         969,600  US $                       969,600
                              Pound
    10/7/98        3,068,000  British Sterling          5,094,492       5,034,950  US $                     5,034,950
                              Pound
    7/23/98      164,000,000  Japanese Yen              1,190,176       1,316,740  US $                     1,316,740
    7/23/98           75,373  US $                         75,373      10,250,000  Japanese Yen                74,386
     8/7/98       85,060,000  Japanese Yen                618,637         655,089  US $                       655,089
    10/7/98      381,500,000  Japanese Yen              2,798,997       2,934,437  US $                     2,934,437
    10/7/98        2,267,612  US $                      2,267,612     304,500,000  Japanese Yen             2,234,062
   10/21/98      470,940,000  Japanese Yen              3,462,375       3,584,220  US $                     3,584,220
   10/21/98        1,423,713  US $                      1,423,713     180,000,000  Japanese Yen             1,323,369
    11/4/98      173,250,000  Japanese Yen              1,276,393       1,272,755  US $                     1,272,755
   11/19/98      166,750,000  Japanese Yen              1,231,249       1,393,299  US $                     1,393,299
   11/19/98        1,247,288  US $                      1,247,288     166,750,000  Japanese Yen             1,231,249
    7/17/98        2,900,000  Netherlands Guilder       1,428,132       1,427,976  US $                     1,427,976
    7/17/98          454,994  US $                        454,994         900,000  Netherlands Guilder        443,213
    7/23/98          200,000  Netherlands Guilder          98,528          98,270  US $                        98,270
    7/31/98        8,600,000  Netherlands Guilder       4,238,802       4,238,754  US $                     4,238,754
    7/31/98        2,576,382  US $                      2,576,382       5,100,000  Netherlands Guilder      2,513,708
     7/2/98        8,900,000  Swedish Krona             1,115,937       1,105,766  US $                     1,105,766
     7/2/98        1,125,912  US $                      1,125,912       8,900,000  Swedish Krona            1,115,937
    7/17/98        6,400,000  Swedish Krona               802,954         801,603  US $                       801,603
    8/14/98          700,000  Swedish Krona                87,920          88,496  US $                        88,496
    10/7/98        8,900,000  Swedish Krona             1,120,335       1,130,439  US $                     1,130,439
    10/2/98        1,200,000  South African Rand          194,625         237,765  US $                       237,765
    10/2/98          231,256  US $                        231,256       1,200,000  South African Rand         194,625
                                                      -----------                                         -----------
                                                      $58,888,598                                         $58,596,587
                                                      ===========                                         ===========


JNL/JPM International & Emerging Markets Series

  Settlement                                          U.S. $ value                                         U.S. $ value
     Date            Currency to be delivered          at 6/30/98          Currency to be received          at 6/30/98
     ----            ------------------------          ----------          -----------------------          ----------
    9/17/98          242,827  Austrian Schilling      $    19,225          19,094  US $                    $   19,094
    9/17/98          239,155  Australian $                148,598         140,384  US $                       140,384
    9/17/98        1,042,594  Belgian Franc                28,157          27,974  US $                        27,974
    9/17/98          204,953  US $                        204,953         300,728  Canadian $                 204,668
    9/17/98          272,145  Swiss Franc                 181,114         182,159  US $                       182,159
    9/17/98           50,543  Deutsche Mark                28,156       1,042,594  Belgian Franc               28,157
    9/17/98          177,390  Deutsche Mark                98,821          99,030  US $                        99,030
    9/17/98           19,246  Deutsche Mark                10,721          15,855  Swiss Franc                 10,552
    9/17/98          118,646  US $                        118,646         214,275  Deutsche Mark              119,368
    9/17/98           96,414  Deutsche Mark                53,710          86,840  Australian $                53,958
    9/17/98          976,787  Danish Krone                142,666         141,810  US $                       141,810
    9/17/98          112,000  Deutsche Mark                62,392         426,922  Danish Krone                62,354
    9/17/98          120,000  Swedish Krona                15,093         103,851  Danish Krone                15,168
    9/17/98           17,148  Australian $                 10,655          70,732  Danish Krone                10,331
    9/17/98           15,206  US $                         15,206       2,335,083  Spanish Paseta              15,270
    9/17/98        8,089,698  Spanish Paseta               52,901          53,381  US $                        53,381
    9/17/98           34,586  US $                         34,586         189,879  Finnish Markka              34,791
    9/17/98        1,581,317  French Franc                262,773         261,159  US $                       261,159
    9/17/98          238,100  French Franc                 39,566         271,053  Danish Krone                39,625
    9/17/98           58,458  British Sterling             97,183         138,862  Swiss Franc                 94,112
                              Pound
    9/17/98          507,294  US $                        507,294         311,989  British Sterling           518,662
                                                                                   Pound
    9/17/98           14,284  British Sterling             23,746       7,310,613  Greek Drachma               23,707
                              Pound
    9/17/98          500,000  Hong Kong $                  64,053          63,420  US $                        63,420
    9/17/98            9,622  British Sterling             15,995         122,271  Hong Kong $                 15,663
                              Pound
    9/17/98           25,264  US $                         25,264          18,228  Irish Pound                 25,429
    9/17/98           72,572  US $                         72,572     129,564,007  Italian Lira                73,017
    9/17/98           35,000  British Sterling             58,185     102,725,000  Italian Lira                57,892
                              Pound
    9/17/98          203,737  US $                        203,737      28,508,871  Japanese Yen               208,552
    9/17/98        3,605,082  Japanese Yen                 26,372          15,900  British Sterling            26,432
                                                                                   Pound


Settlement                                          U.S. $ value                                          U.S. $ value
   Date              Currency to be delivered        at 6/30/98            Currency to be received         at 6/30/98
   ----              ------------------------        ----------            -----------------------         ----------
    9/17/98        6,778,195  Japanese Yen          $      49,585          49,000  US $                   $     49,000
    9/17/98        3,373,995  Japanese Yen                 24,682          15,000  British Sterling             24,937
                                                                                   Pound
    9/17/98          146,682  Netherlands Guilder          72,503          72,044  US $                         72,044
    9/17/98           33,884  British Sterling             56,330         110,268  Netherlands Guilder          54,503
                              Pound
    9/17/98           39,602  Norwegian Krone               5,176           5,143  US $                          5,143
    9/17/98           43,005  New Zealand $                22,265          21,180  US $                         21,180
    9/17/98        7,835,486  Portuguese Escudo            42,577          42,660  US $                         42,660
    9/17/98          345,938  Swedish Krona                43,510          58,219  US $                         43,027
    9/17/98          829,033  South African Rand          135,123       1,526,764  US $                        152,677
    9/17/98           20,493  US $                         20,493         117,240  South African Rand           19,109
    9/17/98           47,809  Deutsche Mark                26,633         145,000  South African Rand           23,633
                                                       ----------                                           ----------
                                                       $3,121,218                                           $3,132,297
                                                       ==========                                           ==========

Salomon Brothers/JNL Global Bond Series

Settlement                                          U.S. $ value                                         U.S. $ value
   Date              Currency to be delivered        at 6/30/98            Currency to be received        at 6/30/98
   ----              ------------------------        ----------            -----------------------        ----------
    8/12/98          782,175  Canadian $            $     532,017        545,830  US $                   $    545,830
    8/12/98          110,652  US $                        110,652        159,892  Canadian $                  108,755
    8/12/98       46,228,000  Greek Drachma               150,890        260,000  Deutsche Mark               144,542
    8/12/98        1,187,937  Deutsche Mark               660,409        670,000  US $                        670,000
    8/12/98        2,064,830  US $                        206,483        366,301  Deutsche Mark               203,637
    8/12/98          890,000  US $                        890,000      1,573,938  Deutsche Mark               874,998
    8/12/98          280,000  Deutsche Mark               155,660     48,160,000  Greek Drachma               157,196
    8/12/98        3,722,754  Danish  Krone               542,877        552,337  US $                        552,337
    8/12/98       26,450,277  Japanese Yen                192,505        202,219  US $                        202,219
    8/12/98          104,425  Netherlands Guilder          51,506         52,501  US $                         52,502
    8/12/98          205,412  New Zealand $               106,589        110,101  US $                        110,101
                                                       ----------                                          ----------
                                                       $3,599,588                                          $3,622,117
                                                       ==========                                          ==========

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 95.52%

Finland -- 1.57%
Food & Beverage -- 1.57%
   Raisio Group Plc (a) .......................         100,830       $1,821,213

Italy -- 0.85%
Telecommunications -- 0.85%
   Telecom Italia SpA .........................         133,311          981,777

Norway -- 0.31%
Oil  & Gas -- 0.31%
   Ocean Rig ASA (a) ..........................         490,511          364,786

United States -- 92.79%
Advertising -- 2.11%
   Lamar Advertising Co. (a) ..................          23,046          826,775
   Outdoor Systems Inc. (a) ...................          35,724        1,000,272
   Snyder Communications Inc. .................          14,110          620,840
                                                                       ---------
                                                                       2,447,887

Aerospace & Defense -- 0.33%
   Orbital Sciences Corp. (a) .................          10,185          380,664

Agriculture -- 0.79%
   Delta & Pine Land Co. ......................          20,725          922,263

Auto Parts & Equipment -- 1.61%
   Federal-Mogul Corp. ........................          27,630        1,865,025

Banks -- 4.22%
   Bank of New York Co. Inc. ..................          16,400          995,275
   BankAmerica Corp. ..........................          24,530        2,120,312
   Star Banc Corp. ............................          11,412          728,942
   U.S. Bancorp ...............................          24,375        1,048,125
                                                                       ---------
                                                                       4,892,654

Biotechnology -- 2.11%
   Centocor Inc. (a) ..........................          14,595          529,069
   Monsanto Co. ...............................          34,425        1,923,497
                                                                       ---------
                                                                       2,452,566

Chemicals -- 0.77%
   Solutia Inc. ...............................          31,030          890,173

Commercial Services -- 0.65%
   Apollo Group Inc. (a) ......................           6,170          203,996
   CorporateFamily Solutions Inc. (a)..........          21,995          549,875
                                                                       ---------
                                                                         753,871

Computers -- 5.12%
   Cisco Systems Inc. (a) .....................          45,807        4,217,107
   Dell Computer Corp. (a) ....................          18,620        1,728,169
                                                                       ---------
                                                                       5,945,276

Diversified Financial Services -- 2.34%
   Associates First Capital Corp. .............          21,065        1,619,372
   Household International Inc. ...............          22,050        1,096,988
                                                                       ---------
                                                                       2,716,360

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Electronics -- 2.17%
   Analog Devices Inc. (a) ....................          11,323      $   278,121
   Pittway Corp. ..............................          30,390        2,245,061
                                                                     -----------
                                                                       2,523,182

Health Care -- 2.36%
   Cognizant Corp. (a) ........................          19,410        1,222,830
   Sofamor/Danek Group Inc. (a) ...............          17,110        1,481,084
   United States Surgical Corp. ...............             845           38,553
                                                                     -----------
                                                                       2,742,467

Holding Companies - Diversified -- 2.29%
   TCI Ventures Group (a) .....................         132,705        2,662,394

Insurance -- 2.13%
   UNUM Corp. .................................          44,423        2,465,477

Manufacturing -- 1.28%
   Tyco International Ltd. ....................          23,540        1,483,020

Media -- 22.73%
   CBS Corp. ..................................          49,995        1,587,341
   Chancellor Media Corp. (a) .................          23,490        1,166,425
   Comcast Corp. ..............................         131,505        5,338,281
   Cox Communications Inc. (a) ................          30,710        1,487,516
   Liberty Media Group (a) ....................          24,615          955,370
   MediaOne Group Inc. ........................         107,785        4,735,803
   Tele-Communications Inc. (a) ...............         136,413        5,243,375
   Time Warner Inc. ...........................          68,037        5,812,911
   United International Holdings  Inc. (a) ....           2,710           43,360
                                                                     -----------
                                                                      26,370,382

Pharmaceuticals -- 11.06%
   ALZA Corp. (a) .............................          32,520        1,406,490
   Eli Lilly & Co. ............................          33,020        2,181,384
   Omnicare Inc. ..............................          30,517        1,163,461
   Pfizer Inc. ................................          19,335        2,101,473
   Warner-Lambert Co. .........................          86,120        5,974,575
                                                                     -----------
                                                                      12,827,383

Retail -- 2.08%
   Amazon.com Inc. (a) ........................          12,210        1,217,948
   Costco Companies Inc. (a) ..................          18,885        1,190,935
                                                                     -----------
                                                                       2,408,883

Savings & Loans -- 0.22%
   Ambanc Holding Co. Inc. ....................           4,295           76,236
   First Defiance Financial Corp. .............           6,835           95,690
   Provident Financial Holdings Inc. (a) ......           4,065           84,349
                                                                     -----------
                                                                         256,275

Semiconductors -- 0.72%
   Maxim Integrated Products Inc. (a) .........          26,350          834,966

                     See notes to the financial statements.

                          JNL AGGRESSIVE GROWTH SERIES

                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Software -- 21.34%
   America Online Inc. ........................          37,633       $3,989,098
   Aspect Development Inc. (a) ................           2,655          200,784
   Aspen Technology Inc. (a) ..................          45,835        2,314,668
   At Home Corp. (a) ..........................          31,430        1,487,032
   Cadence Design Systems Inc. (a) ............          63,965        1,998,906
   HBO & Co. ..................................          29,795        1,050,274
   Intuit Inc. (a) ............................          22,595        1,383,944
   JDA Software Group Inc. (a) ................          21,385          935,594
   Microsoft Corp. ............................          48,205        5,224,217
   Parametric Technology Corp. (a) ............         137,125        3,719,516
   PeopleSoft Inc. (a) ........................          23,270        1,093,690
   Sapient Corp. (a) ..........................          13,825          729,269
   Wind River Systems Inc. (a) ................          17,345          622,252
                                                                     -----------
                                                                      24,749,244

Telecommunications -- 4.36%
   General Instrument Corp. (a) ...............          26,285          714,623
   Nokia Corp. - ADR ..........................          47,445        3,442,728
   U S West Inc. ..............................               1               38
   Western Wireless Corp. (a) .................          45,415          905,462
                                                                     -----------
                                                                       5,062,851
                                                                     -----------

   Total United States ........................                      107,653,263
                                                                     -----------

     Total Common Stocks
       (cost $86,031,699) .....................                      110,821,039
                                                                     -----------

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 4.48%

Diversified Financial Services -- 3.45%
   Household Finance Corp., 6.00%,
      07/01/1998 ..............................     $ 4,000,000      $ 4,000,000

U.S. Government Agencies -- 1.03%
   Federal Home Loan Mortgage Corp. ...........
     Discount Note, 5.85%, 07/01/1998 .........       1,200,000        1,200,000
                                                                     -----------

     Total Short Term Investments
       (cost $5,200,000) ......................                        5,200,000
                                                                     -----------

Total Investments -- 100%
   (cost $91,231,699) .........................                     $116,021,039
                                                                     ===========

                     See notes to the financial statements.

                            JNL CAPITAL GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 95.95%

United Kingdom -- 9.04%
Commercial Services -- 1.65%
   Capita Group Plc ...........................         184,471       $1,593,188

Retail -- 7.39%
   J. D. Wetherspoon Plc ......................         665,208        3,198,810
   PizzaExpress Plc ...........................         272,420        3,920,890
                                                                     -----------
                                                                       7,119,700
                                                                     -----------

    Total United Kingdom ......................                        8,712,888
                                                                     -----------

United States -- 86.91%
Advertising -- 3.37%
   HA-LO Industries Inc. (a) ..................          15,125          470,766
   Outdoor Systems Inc. (a) ...................          88,230        2,470,440
   Snyder Communications Inc. (a) .............           6,860          301,840
                                                                     -----------
                                                                       3,243,046

Airlines -- 1.09%
   Ryanair Holdings Plc - ADR (a) .............          29,476        1,050,082

Banks -- 5.99%
   Firstar Corp. ..............................          12,230          478,604
   M&T Bank Corp. .............................           1,730          958,420
   Northern Trust Corp. .......................          18,750        1,429,688
   Star Banc Corp. ............................          37,185        2,375,192
   U.S. Trust Corp. ...........................           6,970          531,463
                                                                     -----------
                                                                       5,773,367
Biotechnology -- 0.35%
   Incyte Pharmaceuticals Inc. (a) ............           9,920          338,520

Commercial Services -- 12.41%
   Apollo Group Inc. (a) ......................         155,053        5,126,423
   Gartner Group Inc. (a) .....................           8,425          294,875
   ITT Educational Services Inc. (a)...........          73,290        2,363,603
   Paychex Inc. ...............................          91,392        3,718,512
   Robert Half International Inc. (a)..........           8,195          457,896
                                                                     -----------
                                                                      11,961,309

Diversified Financial Services --  4.42%
   Capital One Financial Corp. ................           4,765          591,753
   Capital Trust (a) ..........................          53,135          511,424
   Charles Schwab Corp. .......................          29,047          944,028
   HealthCare Financial Partners Inc. (a) .....          28,250        1,732,078
   Newcourt Credit Group Inc. .................           9,750          479,578
                                                                     -----------
                                                                       4,258,861

Electric -- 1.91%
   AES Corp. (a) ..............................          35,040        1,841,788

Electronics -- 5.00%
   SIPEX Corp. (a) ............................          40,460          869,890
   Vitesse Semiconductor Corp. (a) ............         127,805        3,945,979
                                                                     -----------
                                                                       4,815,869


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Entertainment -- 3.46%
   Premier Parks Inc. .........................          24,235       $1,614,657
   SFX Entertainment Inc. (a) .................          37,500        1,720,313
                                                                     -----------
                                                                       3,334,970

Health Care -- 3.79%
   Cyberonics Inc. (a) ........................           7,625           81,016
   Sofamor Danek Group Inc. (a) ...............          41,205        3,566,808
                                                                     -----------
                                                                       3,647,824

Holding Companies - Diversified -- 1.45%
   American Capital Strategies Ltd. ...........          19,850          454,069
   Medallion Financial Corp. ..................          34,185          940,088
                                                                     -----------
                                                                       1,394,157
Insurance -- 3.65%
   Progressive Corp. ..........................          24,975        3,521,474

Leisure Time -- 1.69%
   Family Golf Centers Inc. (a) ...............          17,070          432,084
   Royal Caribbean Cruises Ltd. ...............          15,065        1,197,668
                                                                     -----------
                                                                       1,629,752

Media -- 17.64%
   Capstar Broadcasting Corp. (a) .............          65,875        1,655,109
   Chancellor Media Corp. (a) .................          74,560        3,702,370
   Clear Channel Communications Inc. (a).......          17,205        1,877,496
   Comcast Corp. ..............................          25,500        1,035,141
   Heftel Broadcasting Corp. (a) ..............          90,570        4,053,008
   Jacor Communications Inc. (a) ..............          23,550        1,389,450
   MediaOne Group Inc. ........................          24,305        1,067,901
   Univision Communications Inc. ..............          59,445        2,214,326
                                                                     -----------
                                                                      16,994,801

Pharmaceuticals -- 8.61%
   ALZA Corp. (a) .............................          19,450          841,213
   MedImmune Inc. (a) .........................          32,814        2,046,773
   Omnicare Inc. ..............................         112,510        4,289,444
   Sepracor Inc. (a) ..........................           5,100          211,650
   Watson Pharmaceutical Inc. (a) .............          19,400          905,738
                                                                     -----------
                                                                       8,294,818
Retail -- 2.59%
   CVS Corp. ..................................          12,050          469,197
   Fastenal Co. ...............................          19,285          895,547
   MSC Industrial Direct Co. (a) ..............          39,650        1,130,025
                                                                     -----------
                                                                       2,494,769

Semiconductors -- 1.25%
   Maxim Integrated Products Inc. (a)..........          37,965        1,203,014

Software -- 6.86%
   America Online Inc. ........................          26,360        2,794,160
   At Home Corp. (a) ..........................           9,775          462,480
   Cadence Design Systems Inc. (a) ............          86,195        2,693,594
   Parametric Technology Corp. (a) ............          24,295          659,002
                                                                     -----------
                                                                       6,609,236

                     See notes to the financial statements.

                            JNL CAPITAL GROWTH SERIES

                 SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Telecommunications -- 1.38%
   Metromedia International Group
   Inc. (a) ...................................          37,630         $449,208
   U S West Inc. ..............................               1               36
   Western Wireless Corp. (a) .................          44,225          881,736
                                                                     -----------
                                                                       1,330,980

    Total United States .......................                       83,738,637
                                                                     -----------

     Total Common Stocks
       (cost $72,633,957) .....................                       92,451,525
                                                                     -----------


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 4.05%

Diversified Financial Services -- 3.12%
   Household Finance Corp., 6.00%,
     07/01/1998 ...............................      $3,000,000       $3,000,000

U.S. Government Agencies -- 0.93%
   Federal Home Loan Mortgage Corp.
     Discount Note, 5.85%, 07/01/1998..........         900,000          900,000
                                                                     -----------

     Total Short Term Investments
       (cost $3,900,000) ......................                        3,900,000
                                                                     -----------

Total Investments -- 100%
   (cost $76,533,957) .........................                                $
                                                                      96,351,525
                                                                     ===========

-----------------------------------------------
(a) Non-income producing security.

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks --93.15%

Australia -- 0.03%
Banks -- 0.03%
   National Australia Bank Ltd. ...............         5,822            $76,979

Austria -- 0.75%
Banks -- 0.75%
   Bank Austria AG ............................          16,756        1,364,120
   Erste Bank Der Oesterreichen
     Sparkassen AG ............................           5,966          362,074
                                                                     -----------

    Total Austria .............................                        1,726,194

Belgium -- 0.00%
Financial Services -- 0.00%
   Dexia Belgium ..............................              72           10,843

Denmark -- 0.63%
Banks -- 0.35%
   BG Bank A/S ................................           7,506          465,395
   Unidanmark A/S .............................           3,854          346,717
                                                                     -----------
                                                                         812,112

Pharmaceuticals -- 0.14%
   Novo-Nordisk A/S "B" .......................           2,241          309,261

Transportation -- 0.14%
   SAS Danmark A/S ............................          15,858          318,568
                                                                     -----------

    Total Denmark .............................                        1,439,941

Finland -- 3.76%
Banks -- 0.12%
   Merita Ltd. ................................          43,143          284,941

Food -- 0.57%
   Raisio Group Plc ...........................          72,620        1,311,679

Insurance -- 0.95%
   Pohjola Insurance Co. ......................          21,619        1,076,799
   Sampo Insurance Co. Plc ....................          22,664        1,075,093
                                                                     -----------
                                                                       2,151,892

Software -- 0.72%
   Tieto Corp. ................................          21,762        1,655,660

Telecommunications -- 1.40%
   Nokia Oyj "A" ..............................          43,626        3,211,628
                                                                     -----------

    Total Finland .............................                        8,615,800

France -- 8.98%
Auto Manufacturers -- 1.26%
   Renault SA .................................          50,954        2,898,437

Auto Parts & Equipment -- 0.25%
   Valeo SA ...................................           5,629          575,404


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

France (continued)
Banks -- 0.30%
   Credit Commercial de France ................           6,243         $525,611
   Dexia France ...............................           1,231          165,743
                                                                     -----------
                                                                         691,354

Commercial Services -- 0.48%
   Vivendi ....................................           5,127        1,094,821

Computers -- 2.04%
   Atos SA (a) ................................           6,245        1,497,800
   Cap Gemini SA ..............................          20,291        3,188,456
                                                                     -----------
                                                                       4,686,256

Engineering & Construction -- 0.28%
   Compagnie Francaise d'Estudes
     et de Construction Technip ...............           5,225          638,681

Food -- 0.52%
   Groupe Danone ..............................           4,297        1,184,825

Insurance -- 0.32%
   AXA-UAP ....................................           5,260          591,627
   Groupe des Assurances Nationales ...........           5,647          151,316
                                                                     -----------
                                                                         742,943

Machinery -- 0.29%
   Alstom (a) .................................          20,404          671,617

Oil & Gas Producers -- 1.84%
   Elf Aquitaine SA ...........................          22,294        3,134,443
   Total SA ...................................           8,273        1,075,571
                                                                     -----------
                                                                       4,210,014

Pharmaceuticals -- 0.59%
   Rhone-Poulenc SA ...........................          24,146        1,361,924

Retail -- 0.09%
   Castorama Dubois Investissements .....1,129                           198,696

Telecommunications -- 0.72%
   Alcatel Alsthom SA .........................           8,070        1,643,179
                                                                     -----------

    Total France ..............................                       20,598,151

Germany -- 8.01%
Auto Manufacturers -- 0.85%
   Bayerische Motoren Werke AG ................             583          589,966
   Bayerische Motoren Werke AG -  New..........             174          171,738
   Volkswagen AG ..............................           1,240        1,198,436
                                                                     -----------
                                                                       1,960,140

Banks -- 1.85%
   Deutsche Bank AG ...........................          29,519        2,497,768
   Deutsche Pfandbrief &
     Hypothekenbank AG ........................          18,866        1,510,577
   Dresdner Bank AG ...........................           4,443          240,202
                                                                     -----------
                                                                       4,248,547
                     See notes to the financials statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Germany (continued)
Chemicals -- 0.51%
   Hoeschst AG ................................          23,368       $1,175,883

Holding Companies - Diversified -- 0.40%
   Preussag AG ................................           2,570          920,580

Insurance -- 1.03%
   Allianz AG .................................           1,528          509,630
   Allianz AG - New ...........................              44           14,553
   ERGO Versicherungs Gruppe AG ...............           5,684        1,021,163
   Muenchener Rueckversicher
      Gesellschaft AG .........................           1,633          811,316
                                                                     -----------
                                                                       2,356,662

Machinery -- 2.21%
   Mannesman AG ...............................          49,020        5,042,119

Manufacturing -- 0.32%
   Siemens AG .................................          12,180          743,923

Pharmaceuticals -- 0.84%
   Merck Kgaa .................................          16,307          731,507
   Schering AG ................................          10,152        1,196,207
                                                                     -----------
                                                                       1,927,714
                                                                     -----------

    Total Germany .............................                       18,375,568

Greece -- 0.08%
Telecommunications -- 0.08%
   Hellenic Telecommunication
      Organization SA .........................           6,918          177,548

Hong Kong -- 0.47%
Holding Companies - Diversified -- 0.10%
   First Pacific Co. Ltd. .....................         570,540          239,321

Telecommunications -- 0.37%
   China Telecom Ltd. (a) .....................         478,000          829,775
                                                                     -----------

     Total Hong Kong ..........................                        1,069,096

Italy -- 3.76%
Banks -- 1.95%
   Banca Commerciale Italiana .................         364,637        2,181,563
   Banca di Roma (a) ..........................         866,847        1,805,169
   Credito Italiano ...........................          94,601          495,434
                                                                     -----------
                                                                       4,482,166

Chemicals -- 0.38%
   SNIA BPD SpA ...............................         700,000          858,871

Diversified Financial Services -- 0.06%
   Banca Fideuram SpA .........................          24,876          141,899

Insurance -- 0.45%
   Assicurazioni Generali .....................          31,541        1,026,070

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Italy (continued)
Telecommunications -- 0.92%
   Telecom Italia Mobile SpA (a) ..............          97,252         $594,979
   Telecom Italia SpA .........................         207,247        1,526,285
                                                                     -----------
                                                                       2,121,264
                                                                     -----------

    Total Italy ...............................                        8,630,270

Japan -- 6.38%
Auto Manufacturing -- 0.48%
   Honda Motor Co. Ltd. .......................          13,000        1,107,543

Beverages -- 0.52%
   Kirin Brewery Co. Ltd. .....................         126,000        1,193,751

Cosmetics & Personal Care-- 0.25%
   Kao Corp. ..................................          30,000          572,648

Diversified Financial Services -- 0.25%
   Nomura Securities Co. Ltd. .................          50,000          584,002

Home Furnishings -- 1.60%
   Sony Corp. .................................          42,300        3,655,782

Pharmaceuticals -- 1.00%
   Fujisawa Pharmaceutical ....................          54,000          506,922
   Takeda Chemical Industries .................          67,000        1,788,023
                                                                     -----------
                                                                       2,294,945

Retail -- 0.25%
   Ito-Yokado Co. Ltd. ........................          12,000          566,717

Semiconductors -- 0.27%
   Rohm Co. Ltd. ..............................           6,000          618,356

Software -- 0.98%
   Meitec Corp. ...............................          32,500        1,128,227
   NTT Data Corp. .............................              31        1,123,237
                                                                     -----------
                                                                       2,251,464

Telecommunications -- 0.78%
   Nippon Telegraph & Telephone Corp ..........             216        1,796,485
                                                                     -----------

    Total Japan ...............................                       14,641,693

Mexico -- 0.25%
Holding Companies - Diversified -- 0.18%
   Fomento Economico Mexicano SA ..............          13,240          412,576

Forest Products & Paper -- 0.02%
   Kimberly-Clark de Mexico SA ................          11,800           41,695

Retail -- 0.05%
   Cifra SA "C" (a) ...........................          25,500           35,417
   Cifra SA "V" (a) ...........................          51,783           77,800
                                                                     -----------
                                                                         113,217
                                                                     -----------

    Total Mexico ..............................                          567,488

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Netherlands -- 6.43%
Banks -- 0.30%
   ING Groep NV ...............................          10,380         $680,170

Chemicals -- 1.64%
   Akzo Nobel .................................          16,926        3,765,311

Computers -- 0.82%
   Getronics NV ...............................          36,317        1,884,857

Electronics -- 1.78%
   Philips Electronics NV .....................          33,917        2,853,182
   Simac Techniek NV ..........................           6,000        1,260,362
                                                                     -----------
                                                                       4,113,544

Entertainment -- 0.08%
   PolyGram NV ................................           3,408          174,026

Food -- 0.19%
   Koninklijke Numico NV ......................          13,685          428,845

Household Products -- 0.27%
   Hagemeyer NV ...............................          14,458          625,903

Media -- 1.35%
   Wolters Kluwer NV ..........................          22,463        3,085,313
                                                                     -----------

    Total Netherlands .........................                       14,757,969

Norway -- 0.45%
Airlines -- 0.11%
   SAS Norge ASA "B" ..........................          14,869          254,138

Banks -- 0.09%
   DenNorske Bank ASA .........................          38,517          202,020

Insurance -- 0.09%
   Storebrand ASA .............................          23,774          210,925

Software -- 0.16%
   Merkantildata ASA ..........................          27,970          353,981
                                                                     -----------

    Total Norway ..............................                        1,021,064

Portugal -- 0.28%
Building Materials -- 0.28%
   Cimentos de Portugal SA ....................          17,953          631,175

Spain -- 2.10%
Banks -- 0.57%
   Banco Bilbao Vizcaya .......................           2,216          113,726
   Banco Central Hispanoamericano .............          17,961          564,539
   Corporacion Bancaria de Espana SA...........          27,840          624,516
                                                                     -----------
                                                                       1,302,781


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks  (continued)

Spain (continued)
Electric -- 0.19%
   Endesa SA ..................................          19,480      $   426,186

Retail -- 0.94%
   Telepizza ..................................         205,664        2,179,354

Telecommunications --0.34%
   Telefonica SA ..............................          16,625          768,642

Tobacco -- 0.06%
   Tabacalera SA ..............................           7,057          144,499
                                                                     -----------

    Total Spain ...............................                        4,821,462

Sweden -- 5.48%
Airlines -- 0.17%
   SAS Sverige AB .............................          22,110          396,406

Banks -- 0.44%
   Skandinaviska Enskilda Banken ..............          59,297        1,014,799

Commercial Services -- 0.76%
   Securitas AB "B" ...........................          35,684        1,747,066

Computers -- 0.43%
   WM-Data AB .................................          28,290          982,489

Health Care -- 0.27%
   Ortivus AB (a) .............................          39,602          620,643

Home Furnishings -- 1.16%
   Electrolux AB "B" ..........................         153,780        2,641,407

Metals & Mining -- 1.00%
   Assa Abloy AB ..............................          58,124        2,284,588

Pharmaceuticals -- 0.70%
   Astra AB "A" ...............................          78,752        1,609,400

Telecommunications -- 0.55%
   Telefonaktiebolaget LM Ericsson ............          43,278        1,264,265
                                                                     -----------

    Total Sweden ..............................                       12,561,063

Switzerland -- 5.90%
Banks -- 2.19%
   Credit Suisse Group ........................           4,356          970,845
   Julius Baer Holding AG .....................             109          341,547
   Union Bank of Switzerland ..................           9,950        3,705,871
                                                                     -----------
                                                                       5,018,263

Biotechnology -- 0.09%
   Ares-Serono Group SA .......................             153          213,188

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Switzerland  (continued)
Insurance -- 2.43%
   Baloise Holdings Ltd. ......................             804      $   659,426
   Schweizerische
   Lebensversicherungs-
      und Rentenanstalt .......................           3,683        3,122,877
   Zurich .....................................           2,773        1,772,610
   Versicherungs-Gesellschaft
                                                                     -----------
                                                                       5,554,913
Leisure Time -- 0.24%
   Kuoni Reisen Holding .......................             112          556,930

Manufacturing -- 0.02%
   Sulzer AG ..................................              61           48,217

Pharmaceuticals -- 0.93%
   Novartis ...................................           1,145        1,908,459
   Roche Holding AG ...........................              23          226,234
                                                                     -----------
                                                                       2,134,693
                                                                     -----------

    Total Switzerland .........................                       13,526,204

United Kingdom -- 12.39%
Banks --1.80%
   Lloyds TSB Group Plc .......................         209,071        2,927,085
   National Westminster Bank Plc ..............          29,234          522,777
   Schroders Plc ..............................           6,096          157,359
   Standard Chartered Plc .....................          46,776          531,874
                                                                     -----------
                                                                       4,139,095

Beverages -- 0.20%
   Diageo Plc .................................          37,850          448,707

Chemicals -- 0.44%
   Imperial Chemical Industries ...............          63,302        1,016,789
   Plc

Commercial Services -- 2.99%
   Hays Plc ...................................         116,697        1,958,233
   Rentokil Initial Plc .......................         680,768        4,899,083
                                                                     -----------
                                                                       6,857,316

Computers -- 1.97%
   Logica Plc .................................          82,890        2,668,380
   Misys Plc ..................................          29,138        1,656,591
   SEMA Group Plc .............................          17,400          204,822
                                                                     -----------
                                                                       4,529,793

Diversified Financial Services -- 0.28%
   Amvescap Plc ...............................          64,908          634,005

Electronics -- 0.38%
   Electrocomponents Plc ......................         111,486          874,896

Food -- 0.73%
   Compass Group Plc ..........................         145,910        1,678,583

Holding Companies -- 0.03%
   Tomkins Plc ................................          11,682           63,441

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United Kingdom (continued)
Insurance -- 0.30%
   Royal & Sun Alliance Insurance .............          65,565      $   678,191

Manufacturing -- 2.04%
   General Electric Plc .......................         138,134        1,191,267
   Siebe Plc ..................................         167,127        3,340,252
   Williams Plc ...............................          19,507          125,398
                                                                     -----------
                                                                       4,656,917

Pharmaceuticals -- 0.20%
   Zeneca Group Plc ...........................          10,865          466,594

Retail -- 0.04%
   J. D. Wetherspoon Plc ......................          18,310           88,048

Software -- 0.10%
   JBA Holdings Plc ...........................          23,005          238,150

Telecommunications-- 0.89%
   Energis Plc (a) ............................         134,209        2,044,989
                                                                     -----------

    Total United Kingdom ......................                       28,415,514

United States -- 27.02%
Banks -- 0.50%
   BankAmerica Corp. ..........................           8,965          774,912
   Royal Bank Of Canada .......................           4,894          295,475
   Uniao de Bancos Brasileiros SA- GDR.........           2,545           75,078
                                                                     -----------
                                                                       1,145,465

Beverages -- 0.28%
   Coca-Cola Femsa SA - ADR ...................          12,040          209,195
   Compania Cervejaria Brahma - ADR............          34,055          425,688
                                                                     -----------
                                                                         634,883

Biotechnology -- 1.54%
   Monsanto Co. ...............................          63,070        3,524,036

Chemicals -- 1.05%
   E.I. du Pont de Nemours & Co. ..............          17,590        1,312,654
   Solutia Inc. ...............................          38,325        1,099,448
                                                                     -----------
                                                                       2,412,102

Computers -- 2.24%
   Cisco Systems Inc. (a) .....................          55,787        5,135,891

Cosmetics & Personal Care -- 0.29%
   Estee Lauder Cos. Inc. .....................           9,430          657,153

Diversified Financial Services -- 0.40%
   Household International Inc. ...............          11,890          591,527
   Morgan Stanley Dean Witter & Co.............           3,575          326,666
                                                                     -----------
                                                                         918,193

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks  (continued)

United States (continued)
Electric -- 0.02%
   Companhia Energetica de Minas
   Gerais -
      ADR .....................................           1,285      $    39,773
   Mosenergo - ADR ............................           1,975            9,381
                                                                     -----------
                                                                          49,154

Electronics -- 1.65%
   Philips Electronics NV - NYS ...............          44,559        3,787,515

Food -- 0.03%
   Disco SA - ADR .............................           2,300           73,600

Health Care -- 0.05%
   United States Surgical Corp. ...............           2,340          106,763

Investment Company -- 0.09%
   Romania Investment Fund ....................             204          210,098

Leisure Time -- 0.11%
   Mattel Inc. ................................           5,975          252,816

Manufacturing --1.80%
   Tyco International Ltd. ....................          65,650        4,135,950

Media -- 5.15%
   CBS Corp. ..................................          46,735        1,483,836
   Comcast Corp. ..............................          49,600        2,013,450
   Grupo Televisa SA - GDR ....................          28,210        1,061,401
   MediaOne Group Inc. ........................           9,215          404,884
   Tele-Communications Inc. ...................         111,915        4,301,733
   Time Warner Inc. ...........................          29,895        2,554,154
                                                                     -----------
                                                                      11,819,458

Oil & Gas Producers -- 0.17%
   LUKoil-Holding -ADR ........................           1,480           49,476
   YPF SA - ADR ...............................          11,100          333,694
                                                                     -----------
                                                                         383,170

Pharmaceuticals -- 2.81%
   Elan Corp. Plc - ADR (a) ...................          14,140          909,378
   Eli Lilly & Co. ............................          11,895          785,813
   Grupo Casa Autrey SA - ADR .................           6,208           40,352
   Pfizer Inc. ................................           7,080          769,508
   Pharmacia & Upjohn Inc. ....................          14,485          668,121
   SmithKline Beecham Plc - ADR ...............          15,600          943,800
   Warner-Lambert Co. .........................          33,629        2,333,012
                                                                     -----------
                                                                       6,449,984

Retail -- 0.36%
   Costco Cos. Inc. (a) .......................           7,665          483,374
   Starbucks Corp. (a) ........................           6,470          345,741
                                                                     -----------
                                                                         829,115

Semiconductors -- 0.93%
   ASM Lithography Holding NV - NYS (a)........           4,660          135,432
   Texas Instruments Inc. .....................          34,420        2,007,116
                                                                     -----------
                                                                       2,142,548

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks  (continued)

United States (continued)
Software -- 4.49%
   American Management Systems (a) ............           8,000      $   239,500
   Intuit Inc. (a) ............................          16,595        1,016,444
   Microsoft Corp. ............................          51,100        5,537,962
   Parametric Technology Corp. (a) ............          78,645        2,133,246
   PeopleSoft Inc. (a) ........................          29,270        1,375,690
                                                                     -----------
                                                                      10,302,842

Telecommunications -- 3.06%
   Alcatel Alshom SA - ADR ....................           2,775          112,907
   Compania de Telecomunicaciones de
      Chile SA - ADR ..........................          14,105          286,508
   Millicom International Cellular
      SA - ADR (a).............................           2,645          115,719
   Nokia Corp. - ADR ..........................          20,710        1,502,769
   Nortel Inversora SA - ADR ..................          36,400          905,450
   Telecom Argentina SA - ADR .................           3,750          111,797
   Telecomunicacoes Brasileiras SA - ADR.......           3,015          329,200
   Telefonaktiebolaget LM Ericsson - ADR.......          31,312          896,306
   Telefonica de Argentina SA - ADR ...........          16,535          536,354
   Telefonos de Mexico SA - ADR ...............           9,580          460,439
   WorldCom Inc. ..............................          36,390        1,762,641
                                                                     -----------
                                                                       7,020,090
                                                                     -----------

    Total United States .......................                       61,990,826
                                                                     -----------

     Total Common Stocks
       (cost $159,959,806) ....................                      213,654,848
                                                                     -----------

Preferred Stocks -- 1.32%

Brazil -- 0.00%
Electric -- 0.00%
   Companhia Energetic de Minas Gerais.........             574               18

Oil & Gas Producers -- 0.00%
   Petroleo Brasileiro SA .....................             500               93
                                                                     -----------

    Total Brazil ..............................                              111

Germany -- 1.32%
Auto Manufacturers -- 0.67%
   Porsche AG .................................             537        1,548,366

Insurance -- 0.65%
   Marschollek Lauten und Partner AG...........                        1,487,770
                                                                     -----------

    Total Germany .............................                        3,036,136
                                                                     -----------

     Total Preferred Stocks
       (cost $2,453,725) ......................                        3,036,247
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 5.53%

Diversified Financial Services -- 5.27%
   CIT Group Inc., 6.10%,
   07/01/1998 .................................     $ 2,100,000        2,100,000


                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Diversified Financial Services
(continued)
   Household Finance Corp., 6.00%,
      07/01/1998 ..............................     $10,000,000     $10,000,000
                                                                     -----------
                                                                      12,100,000

U.S. Treasury Bill -- 0.26%
   U.S. Treasury Bill, 5.005%, 10/01/1998......         600,000          592,326
                                                                     -----------

     Total Short Term Investments
       (cost $12,692,326) .....................                       12,692,326
                                                                     -----------

Total Investments -- 100%
   (cost $175,105,856 ) .......................                     $229,383,421
                                                                     ===========


-----------------------------------------------

(a) Non-income producing security.

                             JNL/ALGER GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 96.04 %

Airlines -- 3.10%
   AMR Corp. (a) ..............................          46,600      $ 3,879,450

Banks -- 10.22%
   Banc One Corp. .............................          17,465          974,765
   Bank of New York Co. Inc. ..................          44,600        2,706,663
   BankAmerica Corp. ..........................          18,400        1,590,450
   BankBoston Corp. ...........................          22,800        1,268,250
   Chase Manhattan Corp. ......................          24,000        1,812,000
   First Chicago NBD Corp. ....................           7,000          620,375
   First Union Corp. ..........................          38,644        2,251,013
   NationsBank Corp. ..........................          20,700        1,583,550
                                                                     -----------
                                                                      12,807,066

Building Materials -- 2.06%
   Masco Corp. ................................          42,600        2,577,300

Commercial Services -- 0.44%
   H & R Block Inc. ...........................          13,200          556,050

Computers -- 6.60%
   Ascend Communications Inc. (a) .............          12,400          614,575
   Bay Networks Inc. (a) ......................          20,400          657,900
   Cisco Systems Inc. (a) .....................          37,850        3,484,566
   Compaq Computer Corp. ......................          84,000        2,383,500
   International Business Machines Corp........           9,900        1,136,644
                                                                     -----------
                                                                       8,277,185

Diversified Financial Services -- 5.40%
   Federal Home Loan Mortgage Corp. ...........          32,300        1,520,119
   Household International Inc. ...............          49,800        2,477,550
   Morgan Stanley Dean Witter & Co. ...........          30,375        2,775,516
                                                                     -----------
                                                                       6,773,185

Electric -- 1.05%
   AES Corp. (a) ..............................          25,000        1,314,060

Entertainment -- 1.03%
   International Game Technology ..............          53,000        1,285,250

Environmental Control-- 2.05%
   USA Waste Services Inc. (a) ................          52,000        2,567,500

Food --2.54%
   Safeway Inc. (a) ...........................          78,200        3,181,760

Hand & Machine Tools-- 0.49%
   Black & Decker Corp. .......................          10,100          616,100

Health Care -- 2.47%
   Cognizant Corp. ............................          39,000        2,457,000
   Medtronic Inc. .............................          10,000          637,500
                                                                     -----------
                                                                       3,094,500

Household Products -- 0.48%
   Newell Co. .................................          12,000          597,750


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Insurance -- 6.50%
   American International Group Inc. ..........          24,900      $ 3,635,400
   MGIC Investment Corp. ......................          17,100          975,769
   Travelers Group Inc. .......................          58,400        3,540,500
                                                                     -----------
                                                                       8,151,669
Leisure Time -- 3.16%
   Carnival Corp. .............................          65,800        2,607,325
   Mattel Inc. ................................          32,100        1,358,231
                                                                     -----------
                                                                       3,965,556

Manufacturing  -- 3.14%
   Tyco International Ltd. ....................          62,440        3,933,718

Media -- 0.94%
   CBS Corp. ..................................          37,200        1,181,100

Packaging & Containers  -- 0.86%
   Owens-Illinois Inc. (a) ....................          24,200        1,082,950

Pharmaceuticals -- 13.35%
   Bristol-Myers Squibb Co. ...................          22,000        2,528,625
   Cardinal Health Inc. .......................          19,200        1,800,000
   Elan Corp. Plc - ADR (a) ...................           9,500          610,969
   Eli Lilly & Co. ............................           9,000          594,563
   McKesson Corp. .............................          12,400        1,007,500
   Pfizer Inc. ................................          27,000        2,934,563
   Schering-Plough Corp. ......................          37,600        3,445,100
   Warner-Lambert Co. .........................          54,900        3,808,688
                                                                     -----------
                                                                      16,730,008

Retail  -- 10.56%
   CVS Corp. ..................................          65,200        2,538,725
   Fred Meyer Inc. (a) ........................          13,200          561,000
   Home Depot Inc. ............................          44,250        3,675,516
   Kmart Corp. (a) ............................          29,700          571,725
   Staples Inc. (a) ...........................          75,300        2,178,994
   Wal-Mart Stores Inc. .......................          61,000        3,705,750
                                                                     -----------
                                                                      13,231,710

Software -- 11.44%
   America Online Inc. ........................          43,100        4,568,600
   Compuware Corp. (a) ........................          37,700        1,927,413
   HBO & Co. ..................................          72,300        2,548,575
   Microsoft Corp. ............................          37,700        4,085,738
   Network Associates Inc. (a) ................          25,200        1,206,450
                                                                     -----------
                                                                      14,336,776

Telecommunications-- 5.78%
   CIENA Corp. (a) ............................          27,000        1,879,875
   Nokia Corp. - ADR ..........................          30,200        2,191,388
   WorldCom Inc. (a) ..........................          65,400        3,167,813
                                                                     -----------
                                                                       7,239,076

                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Transportation  -- 2.38%
   Burlington Northern Santa Fe Corp. .........          17,800      $ 1,747,738
   Kansas City Southern Industries Inc. .......          25,000        1,240,625
                                                                     -----------
                                                                       2,988,363
                                                                     -----------
     Total Common Stocks
       (cost $88,481,242) .....................                      120,368,082
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 3.96%

Auto Manufacturers -- 0.79%
   General Motors Corp., 5.59%,
     07/13/1998................................      $1,000,000          998,137

Diversified Financial Services -- 0.96%
   Repsol International Finance BV,
   5.43%, 07/02/1998 ..........................       1,200,000        1,199,819


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Environmental Control -- 1.20%
   AlliedSignal Inc., 5.60%,
   07/08/1998 .................................     $ 1,500,000      $ 1,498,367

Money Market Fund -- 1.01%
   SSgA Money Market Fund, 5.35% (b) ..........       1,264,632        1,264,632
                                                                     -----------

     Total Short Term Investments
       (cost $4,960,955) ......................                        4,960,955
                                                                     -----------

Total Investments  -- 100%
   (cost $93,442,197) .........................                     $125,329,037
                                                                     ===========


-----------------------------------------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.



                     See notes to the financial statements.

                           JNL/ALLIANCE GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 99.86%

Aerospace & Defense -- 1.63%
   United Technologies Corp. ..................             450      $    41,625

Airlines -- 3.04%
   Northwest Airlines Corp. (a) ...............           1,200           46,275
   UAL Corp. (a) ..............................             400           31,200
                                                                     -----------
                                                                          77,475

Banks -- 6.66%
   Chase Manhattan Corp. ......................             300           22,650
   Citicorp ...................................             500           74,625
   NationsBank Corp. ..........................             950           72,675
                                                                     -----------
                                                                         169,950

Beverages -- 0.67%
   Coca-Cola Co. ..............................             200           17,100

Computers -- 11.23%
   Cisco Systems Inc. .........................           1,400          128,888
   Compaq Computer Corp. ......................             900           25,538
   Dell Computer Corp. (a) ....................           1,300          120,656
   International Business Machines Corp........             100           11,481
                                                                     -----------
                                                                         286,563

Cosmetics & Personal Care -- 1.70%
   Colgate-Palmolive Co. ......................             300           26,400
   Gillette Co. ...............................             300           17,006
                                                                     -----------
                                                                          43,406

Diversified Financial Services -- 11.54%
   Associates First Capital Corp. .............             600           46,125
   Federal National Mortgage Association.......             600           36,450
   Household International Inc. ...............             600           29,850
   MBNA Corp. .................................           2,600           85,800
   Merrill Lynch & Co. Inc. ...................             400           36,900
   Morgan Stanley Dean Witter & Co. ...........             650           59,394
                                                                     -----------
                                                                         294,519

Electronics -- 0.33%
   Honeywell Inc. .............................             100            8,352

Food -- 0.83%
   Campbell Soup Co. ..........................             400           21,250

Health Care -- 3.03%
   Humana Inc. (a) ............................             400           12,475
   United HealthCare Corp. ....................             950           60,325
   United States Surgical Corp. ...............             100            4,563
                                                                     -----------
                                                                          77,363

Insurance -- 2.53%
   American International Group ...............             200           29,200
   Inc ........................................
   Progressive Corp. ..........................             250           35,250
                                                                     -----------
                                                                          64,450


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Leisure Time -- 0.62%
   Carnival Corp. .............................             400      $    15,850

Manufacturing -- 5.16%
   General Electric Co. .......................             200           18,200
   Tyco International Ltd. ....................           1,800          113,400
                                                                     -----------
                                                                         131,600

Media -- 5.97%
   Gannett Co. Inc. ...........................             600           42,638
   Liberty Media Group (a) ....................           1,200           46,575
   Walt Disney Co. ............................             600           63,038
                                                                     -----------
                                                                         152,251

Oil &  Gas Producers -- 2.55%
   Halliburton Co. ............................           1,000           44,563
   Schlumberger Ltd. ..........................             300           20,494
                                                                     -----------
                                                                          65,057

Pharmaceuticals -- 9.27%
   Bristol-Myers Squibb Co. ...................             550           63,216
   Merck & Co. Inc. ...........................             410           54,838
   Pfizer Inc. ................................             500           54,344
   Schering-Plough Corp. ......................             700           64,138
                                                                     -----------
                                                                         236,536

Retail -- 9.29%
   Dayton Hudson Corp. ........................           1,500           72,750
   Home Depot Inc. ............................           1,300          107,981
   Kohl's Corp. (a) ...........................             500           25,938
   Wal-Mart Stores Inc. .......................             500           30,375
                                                                     -----------
                                                                         237,044

Savings & Loans -- 1.95%
   H.F. Ahmanson & Co. ........................             700           49,700

Semiconductors -- 1.16%
   Intel Corp. ................................             400           29,650

Software -- 2.55%
   Microsoft Corp. ............................             600           65,022

Telecommunications -- 13.83%
   AirTouch Communications Inc. (a) ...........           2,100          122,719
   Lucent Technologies Inc. ...................             200           16,638
   MCI Communications Corp. ...................             300           17,438
   Nokia Corp. - ADR ..........................           1,950          141,497
   Telefonaktiebolaget LM Ericsson - ADR.......             900           25,763
   Tellabs Inc. (a) ...........................             400           28,650
                                                                     -----------
                                                                         352,705

Tobacco -- 4.32%
   Philip Morris Cos. Inc. ....................           2,800          110,250
                                                                     -----------

     Total Common Stocks
       (cost $2,311,197) ......................                        2,547,718
                                                                     -----------


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 0.14%

Money Market Funds -- 0.14%
   SSgA Money Market Fund, 5.35%, (b) .........     $     3,494      $     3,494

                                                                     -----------

     Total Short Term Investments
       (cost $3,494) ..........................                            3,494
                                                                     -----------

Total Investments -- 100%
   (cost $2,314,691) ..........................                      $ 2,551,212
                                                                     ===========


-----------------------------------------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks --87.83%

Advertising -- 1.75%
   Omnicom Group Inc. .........................           8,500      $   423,938

Aerospace & Defense -- 0.61%
   Raytheon Co. "B" ...........................           2,500          147,813

Banks -- 4.48%
   BankAmerica Corp. ..........................           3,000          259,313
   Chase Manhattan Corp. ......................           8,200          619,100
   First Union Corp. ..........................           1,700           99,025
   Mellon Bank Corp. ..........................           1,600          111,400
                                                                     -----------
                                                                       1,088,838
Beverages -- 0.88%
   Coca-Cola Co. ..............................           2,500          213,750

Biotechnology -- 0.69%
   Monsanto Co. ...............................           3,000          167,610

Building Materials -- 0.70%
   American Standard Cos. Inc. (a) ............           3,800          169,813

Chemicals -- 2.24%
   Crompton & Knowles Corp. ...................           4,000          100,750
   E.I. du Pont de Nemours & Co. ..............           2,500          186,563
   Imperial Chemical Industries Plc - ADR......           2,500          161,250
   Morton International Inc. ..................           3,800           95,000
                                                                     -----------
                                                                         543,563

Commercial Services -- 1.55%
   MedPartners Inc. ...........................          21,500          172,000
   Paychex Inc. ...............................           5,000          203,438
                                                                     -----------
                                                                         375,438

Computers -- 4.02%
   Cisco Systems Inc. (a) .....................           5,000          460,313
   Dell Computer Corp. (a) ....................           2,500          232,031
   Electronic Data Systems Corp. ..............           3,000          120,000
   Stratus Computer Inc. (a) ..................           6,500          164,531
                                                                     -----------
                                                                         976,875

Cosmetics & Personal Care -- 0.93%
   Gillette Co. ...............................           4,000          226,750

Distribution & Wholesale -- 0.62%
   Unisource Worldwide Inc. ...................          14,000          151,375

Diversified Financial Services -- 7.24%
   American Express Co. .......................           2,000          228,000
   Associates First Capital Corp. .............           2,000          153,750
   Federal Home Loan Mortgage Corp. ...........           8,000          376,500
   Federal National Mortgage .Association......           5,000          303,750
   Morgan Stanley Dean Witter & Co. ...........           4,000          365,500
   SLM Holding Corp. ..........................           6,700          328,300
                                                                     -----------
                                                                       1,755,800



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Electric -- 2.12%
   FPL Group Inc. .............................           2,000      $   126,000
   PacifiCorp .................................           7,500          169,688
   Sierra Pacific Resources ...................           3,700          134,356
   TECO Energy Inc. ...........................           3,200           85,800
                                                                     -----------
                                                                         515,844

Electrical Components & Equipment -- 0.97%
   Essex International Inc. (a) ...............          10,000          236,250

Electronics -- 2.82%
   AMP Inc. ...................................           2,500           85,938
   General Signal Corp. .......................           6,000          216,000
   Philips Electronics NV - NYS ...............           4,500          382,500
                                                                     -----------
                                                                         684,438

Environmental Control -- 1.01%
   Waste Management Inc. ......................           7,000          245,000

Food -- 1.49%
   ConAgra Inc. ...............................           4,000          126,750
   H.J. Heinz Co. .............................           2,100          117,863
   SYSCO Corp. ................................           4,600          117,875
                                                                     -----------
                                                                         362,488

Forest Products & Paper -- 0.48%
   Schweitzer-Mauduit International Inc. ......           4,000          116,000

Health Care -- 2.49%
   Bausch & Lomb Inc. .........................           1,800           90,225
   Columbia/HCA Healthcare Corp. ..............           7,800          227,175
   Guidant Corp. ..............................           3,500          249,594
   Humana Inc. (a) ............................           1,200           37,425
                                                                     -----------
                                                                         604,419

Holding Companies - Diversified -- 0.62%
   Walter Industries Inc. (a) .................           8,000          151,500

Household Products -- 2.08%
   Clorox Co. .................................           2,000          190,750
   Fortune Brands Inc. ........................           3,800          146,063
   Tupperware Corp. ...........................           6,000          168,750
                                                                     -----------
                                                                         505,563

Insurance -- 5.00%
   Aetna Inc. .................................           3,800          289,275
   American International Group Inc. ..........           2,000          292,000
   SAFECO Corp. ...............................           3,000          136,313
   Travelers Group Inc. .......................           6,049          366,721
   Travelers Property Casualty Corp. ..........           3,000          128,625
                                                                     -----------
                                                                       1,212,934

Investment Company -- 1.54%
   SPDR Trust .................................           3,300          374,138




                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Iron & Steel -- 1.33%
   Allegheny Teledyne Inc. ....................           8,000      $   183,000
   British Steel Plc - ADR ....................           6,200          141,050
                                                                     -----------
                                                                         324,050

Manufacturing -- 3.47%
   General Electric Co. .......................           4,300          391,300
   Harsco Corp. ...............................           2,000           91,625
   Illinois Tool Works Inc. ...................           3,500          233,406
   PPG Industries Inc. ........................           1,800          125,213
                                                                     -----------
                                                                         841,544

Oil & Gas Producers -- 7.16%
   Ashland Inc. ...............................           3,500          180,688
   Baker Hughes Inc. ..........................           3,000          103,688
   British Petroleum Co. Plc - ADR ............           2,600          229,450
   Diamond Offshore Drilling ..................           4,200          168,000
   Enron Corp. ................................           2,000          108,125
   Exxon Corp. ................................           1,500          106,969
   Mobil Corp. ................................           1,600          122,600
   Royal Dutch Petroleum Co. - NYS ............           2,200          120,588
   Sonat Inc. .................................           6,500          251,063
   UGI Corp. ..................................           4,800          119,400
   WICOR, Inc. ................................           4,600          106,375
   Williams Cos., Inc. ........................           3,600          121,500
                                                                     -----------
                                                                       1,738,446

Pharmaceuticals -- 8.00%
   Abbott Laboratories ........................           2,200           89,925
   Bristol-Myers Squibb Co. ...................           3,000          344,813
   Pfizer Inc. ................................           2,500          271,719
   Pharmacia & Upjohn Inc. ....................           2,800          129,150
   R.P. Scherer Corp. (a) .....................           2,000          177,250
   Schering-Plough Corp. ......................           4,000          366,500
   SmithKline Beecham Plc - ADR ...............           1,000           60,500
   Warner-Lambert Co. .........................           7,200          499,500
                                                                     -----------
                                                                       1,939,357

Real Estate -- 2.69%
   Alexander Haagen Properties Inc. .....3,900           58,744
   FAC Realty Trust Inc. (a) ..................           3,000           24,000
   Health Care Property Investors Inc..........           1,400           50,488
   Koger Equity Inc. ..........................           2,200           44,413
   LaSalle Hotel Properties ...................           1,500           25,406
   Mack-Cali Realty Corp. .....................           1,500           51,563
   PS Business Parks Inc. .....................           2,000           47,000
   Rouse Co. ..................................           1,600           50,300
   Security Capital Group Inc. (a) ............           6,500          173,063
   Spieker Properties Inc. ....................           1,100           42,625
   Sun Communities Inc. .......................           1,600           53,000
   Tower Realty Trust Inc. ....................           1,500           33,563
                                                                     -----------
                                                                         654,165

Retail -- 6.30%
   Federated Department Stores Inc. (a)........           2,000          107,625
   Home Depot Inc. ............................           5,000          415,313
   Intimate Brands Inc. .......................           4,300          118,519

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Retail (continued)
   Kohl's Corp. (a) ...........................           5,000      $   259,375
   Toys "R" Us Inc. (a) .......................           7,500          176,719
   Wal-Mart Stores Inc. .......................           4,000          243,000
   Walgreen Co. ...............................           5,000          206,563
                                                                     -----------
                                                                       1,527,114

Software -- 3.31%
   HBO & Co. ..................................          10,000          352,500
   Microsoft Corp. ............................           2,000          216,750
   PeopleSoft Inc. (a) ........................           5,000          235,000
                                                                     -----------
                                                                         804,250

Telecommunications -- 4.32%
   ALLTEL Corp. ...............................           2,600          120,900
   BellSouth Corporation ......................           2,000          134,250
   GTE Corporation ............................           2,200          122,375
   Lucent Technologies Inc. ...................           2,500          207,969
   SBC Communications Inc. ....................           3,500          140,000
   Tellabs Inc. (a) ...........................           2,500          179,063
   WorldCom Inc. ..............................           3,000          145,313
                                                                     -----------
                                                                       1,049,870

Tobacco -- 4.45%
   Dimon Inc. .................................          20,000          225,000
   Philip Morris Cos. Inc. ....................           9,200          362,250
   RJR Nabisco Holdings Corp. .................          10,000          237,500
   UST Inc. ...................................           9,500          256,500
                                                                     -----------
                                                                       1,081,250

Water -- 0.47%
   American Water Works Co. Inc. ..............           3,700          114,700
                                                                     -----------

     Total Common Stocks
       (cost $18,617,990) .....................                       21,324,883
                                                                     -----------

Preferred Stocks -- 3.48%

Banks -- 0.44%
   Jefferson Pilot "NB" Aces ..................             800          106,100

Diversified Financial Services -- 1.54%
   Coltec Capital Trust .......................             600           27,975
   Golden Books Financing Trust ...............             800           18,600
   Kmart Financing I ..........................           1,400           98,000
   Lomak Financing Trust ......................             800           28,600
   MCN Energy Group Inc. ......................           2,000           91,750
   Wendy's Financing I ........................           2,000          110,000
                                                                     -----------
                                                                         374,925

Electronics -- 0.43%
   Houston Industries Inc. ....................           1,400          104,300

Holding Companies - Diversified -- 0.52%
   Ralston Purina Group .......................           2,000          127,000

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Preferred Stocks (continued)

Software -- 0.55%
   Microsoft Corp. ............................           1,400      $   133,000
                                                                     -----------

     Total Preferred Stocks
       (cost $825,190) ........................                          845,325
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Corporate Bonds -- 0.82%

Commercial  Services -- 0.57%
   Equity Corp. International,
   4.50%, 12/31/2004 ..........................         $80,000           84,700
   Interim Services Inc., 4.50%,
   06/01/2005 .................................          50,000           52,563
                                                                     -----------
                                                                         137,263

Lodging -- 0.25%
   Capstar Hotel Co., 4.75%, ..................          75,000           61,125
   10/15/2004
                                                                     -----------

     Total Corporate Bonds
       (cost $208,685) ........................                          198,388
                                                                     -----------

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 7.87%

Money Market Funds -- 7.87%
   SSgA Money Market Fund, 5.35% (b) ..........     $   955,895      $   955,895
   SSgA Government Money Market
     Fund, 5.37% (b) ............................       955,895          955,895
                                                                     -----------

     Total Short Term Investments
       (cost $1,911,790) ......................                        1,911,790
                                                                     -----------

Total Investments -- 100%
   (cost $21,563,655) .........................                      $24,280,386
                                                                     ===========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30,1998.


See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 91.28%

Apparel -- 3.60%
   Authentic Fitness Corp. ....................          32,700      $   517,069
   R.G. Barry Corp. (a) .......................          25,000          412,500
                                                                     -----------
                                                                         929,569

Commercial Services -- 11.08%
   CDI Corp. (a) ..............................          16,000          428,000
   Interim Services Inc. (a) ..................          20,000          642,500
   MPW Industrial Services Group Inc. (a)......          35,000          472,500
   RCM Technologies Inc. (a) ..................          32,500          660,156
   Strayer Education Inc. .....................           9,750          353,438
   Wackenhut Corp. ............................          14,000          301,000
                                                                     -----------
                                                                       2,857,594

Computers -- 1.63%
   Sykes Enterprises Inc. (a) .................          21,000          421,312

Diversified Financial Services -- 4.94%
   Dain Rauscher Corp. ........................          13,000          711,750
   Southwest Securities Group Inc. ............          25,000          562,500
                                                                     -----------
                                                                       1,274,250

Electrical Components & Equipment-- 2.54%
   Artesyn Technologies Inc. (a) ..............          41,000          656,000

Electronics -- 8.14%
   Ampex Corp. (a) ............................         150,000          309,375
   Coherent Inc. (a) ..........................          27,000          463,219
   Gentex Corp. (a) ...........................          22,000          398,750
   OYO Geospace Corp. (a) .....................          23,000          632,500
   Sawtek Inc. (a) ............................          20,000          295,000
                                                                     -----------
                                                                       2,098,844

Entertainment -- 1.10%
   International Speedway Corp. ...............          10,000          284,374

Environmental Control-- 4.01%
   IMCO Recycling Inc. ........................          25,000          462,500
   Superior Services Inc. (a) .................          19,000          571,188
                                                                     -----------
                                                                       1,033,688

Health Care -- 2.74%
   Alternative Living Services Inc. (a)........          10,000          270,000
   Horizon Health Corp. (a) ...................          25,000          437,500
                                                                     -----------
                                                                         707,500

Home Builders -- 0.80%
   Lennar Corp. ...............................           7,000          206,500

Lodging -- 4.37%
   Capstar Hotel Co. (a) ......................          16,000          448,000
   Cavanaughs Hospitality Corp. (a) ...........          22,200          289,988
   Servico Inc. (a) ...........................          26,000          390,000
                                                                     -----------
                                                                       1,127,988


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Media -- 5.31%
   Mail-Well Inc. (a) .........................          26,000      $   563,875
   World Color Press Inc. (a) .................          23,000          805,000
                                                                     -----------
                                                                       1,368,875

Office Furnishings -- 2.51%
   CompX International Inc. (a) ...............          30,000          648,750

Oil & Gas Producers -- 1.87%
   Marine Drilling Cos. Inc. (a) ..............          30,100          481,600

Pharmaceuticals -- 2.34%
   PharMerica Inc. (a) ........................          50,000          603,124

Real Estate -- 2.48%
   LNR Property Corp. .........................          25,000          640,624

Retail -- 15.13%
   Burlington Coat Factory Warehouse Corp......          28,000          630,000
   Cash America International Inc. ............          33,100          504,775
   Cole National Corp. (a) ....................          12,000          480,000
   Genesco Inc. (a) ...........................          35,000          570,938
   Hughes Supply Inc. .........................          13,000          476,125
   Pacific Sunwear of California Inc. (a) .....          18,000          630,000
   Sunglass Hut International Inc. (a) ........          55,000          608,438
                                                                     -----------
                                                                       3,900,276

Savings & Loans -- 2.45%
   Commercial Federal Corp. ...................          20,000          632,500

Semiconductors -- 2.31%
   Photronics Inc. (a) ........................          27,000          595,688

Software -- 9.74%
   Avid Technology Inc. (a) ...................          20,000          670,000
   Cerner Corp. (a) ...........................          24,000          679,500
   INSpire Insurance Solutions Inc. (a) .......          20,000          665,000
   Medical Manager Corp. (a) ..................          18,000          497,250
                                                                     -----------
                                                                       2,511,750

Textiles -- 2.19%
   Interface Inc. .............................          28,000          565,250
                                                                     -----------

     Total Common Stocks
       (cost $21,507,354) .....................                       23,546,056
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 8.72%

Money Market Funds -- 8.72%
    SSgA Money Market Fund, 5.35% (b) .........     $ 1,125,072        1,125,072


                     See notes to the financial statements.

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Money Market Funds (continued)
   SSgA Government Money Market
   Fund,5.37% (b) .............................     $ 1,125,072      $ 1,125,072
                                                                     -----------

     Total Short Term Investments
       (cost $2,250,144) ......................                        2,250,144
                                                                     -----------

Total Investments -- 100%
   (cost $23,757,498) .........................                      $25,796,200
                                                                     ===========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 95.69%

Australia -- 4.22%
Banks -- 1.02%
   Westpac Banking Corp. Ltd. .................           8,300      $    50,749

Building Materials -- 0.60%
   Pioneer International Ltd. .................          12,600           30,113

Insurance -- 0.85%
   QBE Insurance Group Ltd. ...................          12,000           42,459

Media -- 1.75%
   News Corp. Ltd. ............................          10,700           87,542
                                                                     -----------

    Total Australia ...........................                          210,863

Austria -- 0.24%
Electrical Components & Equipment-- 0.24%
   Elektrim SA ................................           1,000           12,189

Belgium -- 0.49%
Oil & Gas Producers -- 0.49%
   PetroFina SA ...............................              60           24,644

Denmark -- 2.45%
Computers -- 0.81%
   Olicom A/S (a) .............................           1,500           40,614

Food -- 0.54%
   Danisco A/S ................................             400           26,902

Telecommunications -- 1.10%
   GN Store Nord A/S ..........................           1,800           55,026
                                                                     -----------

    Total Denmark .............................                          122,542

Finland -- 1.74%
Forest Products & Paper -- 0.66%
   UPM-Kymmene Oyj ............................           1,200           33,059

Pharmaceuticals -- 0.49%
   Orion-Yhtyma OY (a) ........................             800           24,667

Telecommunications -- 0.59%
   Nokia Oyj "A" ..............................             400           29,447
                                                                     -----------

    Total Finland .............................                           87,173

France -- 15.84%
Auto Manufacturers -- 0.78%
   PSA Peugeot Citroen ........................             180           38,705

Banks -- 1.66%
   Societe Generale ...........................             400           83,167

Building Materials -- 0.49%
   Compagnie de Saint Gobain ..................             131           24,290


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

France (continued)
Chemicals -- 2.44%
   Air Liquide ................................             256      $    42,344
   Rhodia SA (a) ..............................           2,853           79,563
                                                                     -----------
                                                                         121,907

Commercial Services -- 2.50%
   Vivendi ....................................             585          124,921

Cosmetics & Personal Care -- 1.01%
   Christian Dior SA ..........................             400           50,350

Diversified Financial Services -- 1.28%
   Paribas ....................................             600           64,210

Food -- 0.89%
   Carrefour Supermarche ......................              70           44,288

Holding Companies - Diversified --  0.50%
   Lagardere S.C.A ............................             600           24,980

Insurance -- 0.63%
   Union des Assurnces Federales SA ...........             200           31,527

Oil & Gas Producers -- 2.27%
   Elf Aquitaine SA ...........................             405           56,942
   Total SA ...................................             435           56,554
                                                                     -----------
                                                                         113,496

Pharmaceuticals -- 0.82%
   Sanofi SA ..................................             350           41,161

Semiconductors -- 0.57%
   ST Microelectronics NV .....................             400           28,351
                                                                     -----------

    Total France ..............................                          791,353

Germany -- 11.64%
Apparel -- 1.05%
   Adidas-Salomon AG ..........................             300           52,316

Banks -- 3.14%
   Deutsche Bank AG ...........................             950           80,384
   Dresdner Bank AG ...........................           1,420           76,770
                                                                     -----------
                                                                         157,154

Chemicals -- 0.98%
   Bayer AG ...................................             500           25,895
   SGL Carbon AG ..............................             200           23,311
                                                                     -----------
                                                                          49,206

Electric -- 1.78%
   RWE AG (a) .................................           1,500           88,830

Insurance -- 1.79%
   Muenchener Rueckversicherungs-
      Gesellschaft AG (a) .....................             180           89,429


                     See notes to the financial statements.

                 JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Germany (continued)
Manufacturing -- 1.35%
   VEBA AG ....................................           1,000      $    67,288

Pharmaceuticals -- 0.94%
   Schering AG ................................             400           47,132

Software -- 0.61%
   SAP AG .....................................              50           30,358
                                                                     -----------

    Total Germany .............................                          581,713

Hong Kong -- 2.28%
Banks -- 0.64%
   Dao Heng Bank Group Ltd. ...................          22,500           31,944

Holding Companies - Diversified -- 0.32%
   Hutchison Whampoa Ltd. .....................           3,000           15,836

Real Estate -- 1.32%
   Henderson Land Development Co. Ltd..........          20,000           65,953
                                                                     -----------

    Total Hong Kong ...........................                          113,733

Italy -- 0.89%
Telecommunications -- 0.89%
   Telecom Italia SpA - RNC (a) ...............           9,210           44,605

Japan -- 11.30%
Auto Manufacturers -- 0.71%
   Honda Motor Co. Ltd. .......................           1,000           35,727

Banks -- 1.62%
   Bank of Fukuoka Ltd. .......................          10,000           37,607
   Mitsui Trust & Banking Co. Ltd. ............           7,000           16,555
   Sanwa Bank Ltd. ............................           3,000           26,926
                                                                     -----------
                                                                          81,088

Building Materials -- 0.52%
   Tostem Corp. ...............................           2,000           26,007

Chemicals -- 0.62%
   Sekisui Chemical Co. Ltd. ..................           6,000           30,809

Computers -- 0.85%
   Fujitsu Ltd. ...............................           4,000           42,236

Electronics -- 3.10%
   Fanuc Ltd. .................................           1,000           34,715
   Mitsubishi Corp. ...........................          11,000           68,417
   Sony Corp. .................................             600           51,855
                                                                     -----------
                                                                         154,987

Machinery -- 0.58%
   Tadano Ltd. ................................          10,000           28,929



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Japan (continued)
Pharmaceuticals -- 1.37%
   Takeda Chemical Industries .................           1,000      $    26,687
   Yamanouchi Pharmaceutical Co. ..............           2,000           41,802
   Ltd ........................................
                                                                     -----------
                                                                          68,489

Semiconductors -- 0.74%
   Tokyo Ohka Kogyo Co. Ltd. ..................           1,300           37,043

Telecommunications -- 1.19%
   DDI Corp. ..................................              17           59,384
                                                                     -----------

    Total Japan ...............................                          564,699

Mexico -- 0.86%
Diversified Financial Services --  0.86%
   Grupo Financiero Banamex Accival
      SA "B" (a) ..............................          22,000           42,847

Netherlands -- 5.01%
Banks -- 1.34%
   ING Groep NV ...............................           1,020           66,824

Commercial Services -- 0.45%
   Vedior NV ..................................             789           22,331

Electronics -- 1.13%
   Philips Electronics NV .....................             669           56,278

Food -- 0.53%
   De Boer Unigro NV ..........................             500           26,442

Media -- 0.27%
   Wolters Kluwer NV (a) ......................             100           13,735

Retail -- 0.60%
   Vendex NV ..................................             800           30,107

Semiconductors -- 0.69%
   ASM Lithography Holding NV (a) .............           1,169           34,620
                                                                     -----------

    Total Netherlands .........................                          250,337

New Zealand -- 0.49%
Forest Products & Paper -- 0.49%
   Fletcher Challenge Paper ...................          21,800           24,275

Norway -- 0.88%
Engineering & Construction -- 0.88%
   Kvaerner Plc ...............................           1,300           44,099

Philippines -- 0.05%
Electric -- 0.05%
   First Philippine Holdings Corp. (a) ........           3,500            2,350

Portugal -- 1.37%
Banks -- 0.63%
   Banco Totta & Acores SA ....................           1,030           31,240

                     See notes to the financial statements.

                JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Portugal (continued)
Telecommunications -- 0.74%
  Portugal Telecom SA .........................             700      $    37,124
                                                                     -----------

    Total Portugal ............................                           68,364

South Africa -- 1.81%
Banks -- 0.37%
  ABSA Group Ltd. .............................           3,000           18,718

Holding Companies - Diversified -- 0.74%
  Anglo American Corp. of South ...............             300           10,118
  Africa Ltd. .................................
  South African Breweries Ltd. ................           1,300           26,745
                                                                     -----------
                                                                          36,863

Metals & Mining -- 0.43%
   Anglogold Ltd. .............................             424           17,089
   Eastvaal Gold Holding Ltd. (a) .............           4,900            4,462
                                                                     -----------
                                                                          21,551

Retail -- 0.27%
   Edgars Stores Ltd. .........................           1,500           13,280
                                                                     -----------

    Total South Africa ........................                           90,412

Spain -- 2.57%
Electric -- 1.59%
   Iberdrola SA ...............................           4,900           79,564

Engineering & Construction -- 0.66%
  Actividades de Construccion y ...............           1,100           33,032
  Servicios SA

Iron & Steel -- 0.32%
   Acerinox SA ................................             120           15,979
                                                                     -----------

    Total Spain ...............................                          128,575

Sweden -- 2.42%
Health Care -- 0.51%
   Incentive AB (a) ...........................           1,400           25,451

Insurance -- 1.03%
   Skandia Forsakrings AB .....................           3,600           51,454

Retail -- 0.88%
   Vendex International .......................           2,800           44,057
                                                                     -----------

    Total Sweden ..............................                          120,962

Switzerland -- 8.16%
Banks -- 2.83%
   Union Bank of Switzerland ..................             380          141,531

Engineering & Construction -- 0.74%
   ABB AG .....................................              25           36,980

Food -- 1.93%
   Nestle SA ..................................              45           96,460


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Switzerland (continued)
Insurance -- 1.28%
   Zurich Versicherungs-Gesellschaft (a) ......             100      $    63,924

Pharmaceuticals -- 1.38%
   Roche Holding AG ...........................               7           68,854
                                                                     -----------

    Total Switzerland .........................                          407,749

Turkey -- 0.24%
Banks -- 0.24%
   Yapi ve Kredi Bankasi AS ...................         466,100           11,902

United Kingdom -- 12.85%
Auto Parts & Equipment -- 0.84%
   LucasVarity Plc ............................          10,500           41,726

Banks -- 1.37%
   Lloyds TSB Group Plc .......................           4,900           68,602

Food -- 0.73%
   Tate & Lyle Plc ............................           4,606           36,550

Health Care -- 0.83%
   Smith & Nephew Plc .........................          16,500           41,256

Household Products -- 1.34%
   Unilever Plc ...............................           6,300           67,113

Insurance -- 1.03%
  Royal & Sun Alliance Insurance Group Plc.....           5,000           51,719

Metals & Mining -- 0.46%
   Billiton Plc ...............................          11,300           22,924

Oil & Gas Producers -- 1.23%
   Shell Transport & Trading Co. Plc...........           8,700           61,301

Pharmaceuticals -- 1.98%
   SmithKline Beecham Plc .....................           4,600           56,184
   Zeneca Group Plc ...........................           1,000           42,944
                                                                     -----------
                                                                          99,128

Telecommunications -- 1.71%
   Cable & Wireless Plc .......................           3,600           43,760
   Vodafone Group Plc (a) .....................           3,300           41,903
                                                                     -----------
                                                                          85,663
Water -- 1.33%
   Wessex Water Plc ...........................           8,700           66,240
                                                                     -----------

    Total United Kingdom ......................                          642,222

United States -- 7.89%
Auto Parts & Equipment -- 1.54%
   Autolive Inc. - ADR ........................           2,403           76,827

Banks -- 0.94%
   Uniao de Bancos Brasileiros SA - GDR........           1,600           47,200

                     See notes to the financial statements.

                JNL/JPM INTERNATIONAL & EMERGING MARKETS SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

United States (continued)
Beverages -- 0.25%
   Panamerican Beverages Inc. .................             400      $    12,575

Electric -- 0.43%
   Companhia de Energetic Sao Paulo - ADR......           1,100            9,615
   Compania Paranaense de Energia
   Copel -ADR .................................           1,300           12,025
                                                                     -----------
                                                                          21,640

Food -- 0.36%
   Companhia Brasileira de
   Distribuicao
      Grupo Pao de Acucar - ADR ...............             800           18,100

Iron & Steel -- 0.22%
   Pohang Iron & Steel Co. Ltd. - ADR (a) .....             900           10,800

Media -- 0.30%
   Central European Media .....................             700           15,137
   Enterprises Ltd (a)

Oil & Gas Producers -- 0.74%
   LUKoil Holding - ADR .......................             300           10,029
   YPF SA - ADR ...............................             900           27,056
                                                                     -----------
                                                                          37,085

Pharmaceuticals -- 0.31%
   Ranbaxy Laboratories Ltd. - GDR ............           1,000           15,350

Telecommunications -- 2.02%
   Philippine Long Distance
   Telephone Co. - ADR ........................             600           13,575
   Telecomunicacoes  Brasileiras SA - ADR .....             465           50,772
   Telefonos de Mexico SA - ADR ...............             760           36,528
                                                                     -----------
                                                                         100,875

Transportation -- 0.78%
   Evergreen Marine Corp. - GDR (a) ...........           1,854           14,299
   Stolt-Nielsen SA - ADR .....................           1,417           24,620
                                                                     -----------
                                                                          38,919
                                                                     -----------

    Total United States .......................                          394,508
                                                                     -----------

     Total Common Stocks
       (cost $4,880,289) ......................                        4,782,116
                                                                     -----------


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Preferred Stocks -- 1.16%

Austria -- 0.65%
Banks -- 0.65%
   Bank Austria AG ............................             400      $    32,505

Germany -- 0.51%
Auto Manufacturers --0.51%
   Volkswagen AG ..............................              37           25,522
                                                                     -----------

     Total Preferred Stocks
       (cost $48,744) .........................                           58,027
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Corporate Bonds -- 1.71%

Japan -- 0.34%
Diversified Financial Services -- 0.34%
   MTI Capital Ltd., (144a), 0.50%,
      10/01/2007 ..............................     $ 3,000,000           17,195

United Kingdom -- 0.90%
Food -- 0.90%
   Compass Group Plc, 5.75%, ..................          15,000           44,605
   10/05/2007

United States -- 0.47%
Holding Companies - Diversified --  0.47%
   Beijing Enterprise Investment
   Ltd., (144a),
      0.50%, 03/31/2003 .......................          29,000           23,726
                                                                     -----------

     Total Corporate Bonds
       (cost $ 76,956) ........................                           85,526
                                                                     -----------

Short Term Investments -- 1.44%

Money Market Fund -- 1.44%
   SSgA Money Market Fund, 5.35% (b)...........          71,822           71,822
                                                                     -----------

     Total Short Term Investments
       (cost $71,822) .........................                           71,822
                                                                     -----------

Total Investments -- 100%
   (cost $5,077,841) ..........................                       $4,997,491
                                                                     ===========

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                       JNL/PIMCO TOTAL RETURN BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds -- 2.69%

Tobacco -- 2.69%
   Philip Morris Cos. Inc., 6.15%,
      03/15/2000 ..............................     $   100,000      $     9,998

     Total Corporate Bonds
       (cost $100,014) ........................                           99,998
                                                                     -----------

U.S. Government Securities -- 46.29%

U.S. Government Agencies -- 32.54%
   Federal Home Loan Mortgage Corp.,
    7.00%, 05/15/2023 .........................       1,140,716        1,211,792

U.S. Treasury Bonds -- 13.75%
    6.75%, 08/15/2026 .........................         250,000          286,210
    6.625%, 02/15/2027 ........................         200,000          225,844
                                                                     -----------
                                                                         512,054
                                                                     -----------

     Total U.S. Government
     Securities
       (cost $1,649,966) ......................                        1,723,846
                                                                     -----------

Short Term Investments -- 51.02%

Beverages -- 2.68%
   Coca-Cola Co., 5.48%, 07/02/1998 ...........         100,000           99,985

Chemicals -- 2.68%
   E.I. du Pont de Nemours & Co.,
   5.50%, 07/14/1998 ..........................         100,000           99,801

Diversified Financial Services -- 10.66%
   Ford Motor Credit Co., 5.53%,
      08/14/1998 ..............................         100,000           99,324
   KFW  International Finance Inc.,
      5.50%, 07/01/1998 .......................         100,000          100,000
   National Rural Utilities
   Cooperative Finance Corp.,
      5.50%, 09/03/1998........................         100,000           99,022
   New Center Asset Trust, 5.54%,
      09/21/1998 ..............................         100,000           98,738
                                                                     -----------
                                                                         397,084


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Electric -- 2.67%
   Florida Power Corp., 5.54%,
   08/13/1998 .................................     $   100,000      $    99,338

Electronics -- 2.65%
   Motorola Inc., 5.50%, 09/24/1998 ...........         100,000           98,701

Manufacturing -- 2.68%
   General Electric Capital Corp.,
   5.50%, 07/24/1998 ..........................         100,000           99,649

Money Market Funds -- 1.58%
   SSgA Money Market Fund, 5.35%, (a)..........          58,652           58,652

Pharmaceuticals -- 2.69%
   Abbott Laboratories, 5.49%,
      07/02/1998 ..............................         100,000           99,985

Sovereign -- 2.68%
   Export Development Corp., 5.49%,
      07/02/1998 ..............................         100,000           99,924

U.S. Government Agencies -- 20.05%
   Federal Home Loan Mortgage Corp.
    Discount Notes
    5.48%, 07/22/1998 .........................         150,000          149,521
    5.44%, 07/31/1998 .........................         500,000          497,733
   Federal National Mortgage
   Association
      Discount Note, 5.45%, 08/14/1998.........         100,000           99,334
                                                                     -----------
                                                                         746,588
                                                                     -----------

   Total Short Term Investments
    (cost $1,899,707) .........................                        1,899,707
                                                                     -----------

Total Investments -- 100%
   (cost $3,649,687) ..........................                       $3,723,551
                                                                     ===========


-----------------------------------------------

(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30,1998.


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 97.72%

Advertising -- 0.89%
   Interpublic Group Cos. Inc. ................          20,100      $ 1,219,819

Airlines -- 0.84%
   AMR Corp. (a) ..............................          13,800        1,148,850

Apparel -- 0.61%
   Jones Apparel Group Inc. (a) ...............          22,800          833,625

Banks -- 5.98%
   BankAmerica Corp. ..........................          36,300        3,137,680
   Chase Manhattan Corp. ......................          14,700        1,109,850
   Comerica Inc. ..............................          19,800        1,311,750
   Fifth Third Bancorp ........................          16,350        1,030,050
   J.P. Morgan & Co. Inc. .....................           4,500          527,063
   Norwest Corp. ..............................          17,100          639,113
   SouthTrust  Corp. ..........................           9,950          432,825
                                                                     -----------
                                                                       8,188,331

Beverages -- 1.16%
   Coca-Cola Enterprises Inc. .................          40,600        1,593,550

Building Materials --0.94%
   Masco Corp. ................................          21,400        1,294,700

Commercial Services -- 1.70%
   Cendant Corp. (a) ..........................          78,800        1,644,950
   Quintiles Transnational Corp.(a)............          13,800          678,788
                                                                     -----------
                                                                       2,323,738

Computers -- 3.11%
   Cisco Systems Inc. (a) .....................          19,400        1,786,013
   Dell Computer Corp. (a) ....................           8,900          826,031
   EMC Corp. (a) ..............................          36,900        1,653,581
                                                                     -----------
                                                                       4,265,625

Cosmetics & Personal Care -- 3.59%
   Colgate-Palmolive Co. ......................          15,500        1,364,000
   Estee Lauder Cos. Inc. .....................          16,200        1,128,938
   Procter & Gamble Co. .......................          26,700        2,431,368
                                                                     -----------
                                                                       4,924,306

Diversified Financial Services -- 6.33%
   American Express Co. .......................          25,800        2,941,200
   Associates First Capital Corp. .............           8,800          676,500
   Federal Home Loan Mortgage Corp. ...........          34,900        1,642,481
   MBNA Corp. .................................          44,000        1,452,000
   Morgan Stanley Dean Witter & Co. ...........          21,400        1,955,425
                                                                     -----------
                                                                       8,667,606

Environmental Control -- 0.82%
   USA Waste Services Inc. (a) ................          22,800        1,125,750

Food -- 1.73%
   Safeway Inc. (a) ...........................          35,300        1,436,269
   Sara Lee Corp. .............................          16,800          939,750
                                                                     -----------
                                                                       2,376,019

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Health Care -- 0.85%
   HEALTHSOUTH Corp. (a) ......................          43,400      $ 1,158,238

Holding Companies - Diversified -- 0.91%
   TCI Ventures Group (a) .....................          62,300        1,249,894

Household Products -- 0.55%
   Clorox Co. .................................           7,900          753,463

Insurance -- 7.24%
   American International Group Inc ...........          15,800        2,306,800
   Conseco Inc. ...............................          23,900        1,117,325
   Equitable Cos. Inc. ........................          19,100        1,431,306
   SunAmerica Inc. ............................          20,900        1,200,444
   Travelers Group Inc. .......................          63,700        3,861,813
                                                                     -----------
                                                                       9,917,688
Leisure Time -- 1.25%
   Carnival Corp. .............................          43,400        1,719,725

Lodging --0.52%
   Marriott International Inc. ................          22,300          721,963

Machinery -- 1.21%
   Ingersoll-Rand Co. .........................          37,500        1,652,344

Manufacturing -- 6.24%
   General Electric Co. .......................          43,500        3,958,500
   Tyco International Ltd. ....................          73,000        4,599,000
                                                                     -----------
                                                                       8,557,500
Media -- 5.55%
   CBS Corp. ..................................          64,600        2,051,050
   Gannett Co. Inc. ...........................          36,500        2,593,781
   Tele-Communications Inc. ...................          41,700        1,602,844
   Time Warner Inc. ...........................          15,900        1,358,456
                                                                     -----------
                                                                       7,606,131

Office & Business Equipment -- 0.84%
   Pitney Bowes Inc. ..........................          23,800        1,145,375

Oil & Gas Producers -- 1.94%
   Cooper Cameron Corp. (a) ...................           9,900          504,900
   Exxon Corp. ................................          21,100        1,504,694
   Western Atlas Inc. (a) .....................           7,600          645,050
                                                                     -----------
                                                                       2,654,644

Packaging & Containers -- 0.50%
   Owens-Illinois Inc. (a) ....................          15,400          689,150

Pharmaceuticals -- 11.68%
   Bristol-Myers Squibb Co. ...................          22,700        2,609,080
   Cardinal Health Inc. .......................          12,700        1,190,625
   Eli Lilly & Co. ............................          25,500        1,684,594
   McKesson Corp. .............................           4,700          381,875
   Merck & Co. Inc. ...........................          10,900        1,457,875
   Pfizer Inc. ................................          24,400        2,651,974


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Pharmaceuticals (continued)
   Schering-Plough Corp. ......................          27,400      $ 2,510,525
   Warner-Lambert Co. .........................          50,700        3,517,312
                                                                     -----------
                                                                      16,003,860

Retail -- 12.08%
   Costco Cos. Inc. (a) .......................          41,100        2,591,868
   CVS Corp. ..................................          74,200        2,889,163
   Dayton Hudson Corp. ........................          41,300        2,003,050
   Fred Meyer Inc. (a) ........................          12,000          510,000
   Home Depot Inc. ............................          18,800        1,561,575
   Office Depot Inc. (a) ......................          19,000          599,688
   TJX Companies Inc. .........................          60,800        1,466,800
   Wal-Mart Stores Inc. .......................          55,100        3,347,325
   Walgreen Co. ...............................          38,300        1,582,269
                                                                     -----------
                                                                      16,551,738

Software -- 10.26%
   America Online Inc. ........................           9,700        1,028,200
   BMC Software Inc. ..........................          43,900        2,280,056
   Computer Associates ........................          33,300        1,850,231
   International Compuware Corp. (a) ..........          21,800        1,114,525
   HBO & Co. ..................................          54,800        1,931,700
   Microsoft Corp. ............................          37,200        4,031,550
   Parametric Technology Corp. (a) ............          29,400          797,475
   PeopleSoft Inc. (a) ........................          21,700        1,019,900
                                                                     -----------
                                                                      14,053,637

Telecommunications -- 8.40%
   AirTouch Communications Inc. (a) ...........          20,300        1,186,281
   AT&T Corp. .................................          31,600        1,805,150
   Lucent Technologies Inc. ...................          36,200        3,011,387


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Telecommunications (continued)
   Northern Telecom Ltd. ......................          15,200      $   862,600
   Sprint Corp. ...............................          26,500        1,868,250
   Tellabs Inc. (a) ...........................          20,000        1,432,500
   WorldCom Inc. (a) ..........................          27,800        1,346,563
                                                                     -----------
                                                                      11,512,731
                                                                     -----------

     Total Common Stocks
       (cost $103,676,402) ....................                      133,910,000
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 2.28%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (b) ..........     $       991              991

Repurchase Agreements -- 2.28%
   Repurchase Agreement with Swiss
      Bank,5.80% (Collateralized by
      $1,965,000 U.S. Treasury Bond,
      13.25%, due 05/15/2014, market
      value $3,147, 832) acquired on
      06/30/1998, due 07/01/1998 ..............       3,122,000        3,122,000
                                                                     -----------

     Total Short Term Investments
       (cost $3,122,991) ......................                        3,122,991
                                                                     -----------

Total Investments -- 100%
   (cost $106,799,393) ........................                     $137,032,991
                                                                    ============

-----------------------------------------------

(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                         JNL/PUTNAM VALUE EQUITY SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 98.05%

Aerospace & Defense -- 0.84%
   Boeing Co. .................................          31,005      $ 1,381,660

Airlines -- 0.59%
   UAL Corp. (a) ..............................          12,400          967,200

Auto Manufacturers -- 1.05%
   Ford Motor Company .........................          29,185        1,721,915

Auto Parts & Equipment -- 3.05%
   Dana Corp. .................................          31,535        1,687,123
   Goodyear Tire & Rubber Co. .................          31,530        2,031,714
   Lear Corp. (a) .............................          25,100        1,287,944
                                                                     -----------
                                                                       5,006,781

Banks -- 12.48%
   BankBoston Corp. ...........................          31,160        1,733,274
   Bankers Trust Corp. ........................          11,550        1,340,522
   Chase Manhattan Corp. ......................           2,600          196,429
   Citicorp ...................................          19,100        2,850,674
   Crestar Financial Corp. ....................          15,985          872,182
   First Chicago NBD Corp. ....................          21,320        1,889,484
   Firstar Corp. ..............................          15,890          603,820
   Fleet Financial Group Inc. .................          11,965          999,078
   Hibernia Corp. .............................          17,160          346,418
   J.P. Morgan & Co. Inc. .....................          12,380        1,450,008
   KeyCorp ....................................          34,010        1,211,606
   Mercantile Bancorporation Inc. .............          14,410          725,904
   National City Corp. ........................          19,350        1,373,850
   PNC Bank Corp. .............................          30,500        1,641,281
   Summit Bancorp .............................          12,275          583,063
   Union Planters Corp. .......................          13,855          814,847
   Wells Fargo & Co. ..........................           5,080        1,874,520
                                                                     -----------
                                                                      20,506,960

Beverages -- 2.12%
   PepsiCo Inc. ...............................          39,665        1,633,702
   Whitman Corp. ..............................          80,670        1,850,368
                                                                     -----------
                                                                       3,484,070

Chemicals -- 2.72%
   E.I. du Pont de Nemours & Co. ..............          30,255        2,257,778
   Eastman Chemical Co. .......................          19,850        1,235,663
   Witco Corp. ................................          33,470          978,998
                                                                     -----------
                                                                       4,472,439

Computers -- 4.13%
   Hewlett-Packard Co. ........................          28,360        1,698,055
   International Business Machines Corp .......          24,435        2,805,444
   NCR Corp. (a) ..............................          31,630        1,027,975
   Seagate Technology Inc. (a) ................          52,655        1,253,847
                                                                     -----------
                                                                       6,785,321

Cosmetics & Personal Care -- 1.81%
   Colgate-Palmolive Co. ......................          17,880        1,573,440
   Kimberly-Clark Corp. .......................          30,570        1,402,399
                                                                     -----------
                                                                       2,975,839

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Diversified Financial Services -- 2.37%
   American Express Co. .......................          10,300      $ 1,174,200
   Federal National Mortgage Association ......          23,650        1,436,737
   Merrill Lynch & Co. Inc. ...................          13,850        1,277,663
                                                                     -----------
                                                                       3,888,600

Electric  -- 2.10%
   Duke Energy Corp. ..........................          22,590        1,338,458
   Texas Utilities Co. ........................          50,765        2,113,093
                                                                     -----------
                                                                       3,451,551

Electrical Components & Equipment -- 0.82%
   Emerson Electric Co. .......................          22,210        1,340,929

Food  -- 3.90%
   General Mills Inc. .........................          18,725        1,280,322
   H.J. Heinz Co. .............................          35,965        2,018,535
   Quaker Oats Co. ............................          31,390        1,724,488
   Sara Lee Corp. .............................          24,630        1,377,741
                                                                     -----------
                                                                       6,401,086

Forest Products & Paper  -- 1.29%
   Boise Cascade Corp. ........................          37,880        1,240,570
   International Paper Co. ....................          20,400          877,200
                                                                     -----------
                                                                       2,117,770

Health Care  -- 2.28%
   Baxter International Inc. ..................          40,380        2,172,949
   Johnson & Johnson ..........................          21,415        1,579,356
                                                                     -----------
                                                                       3,752,305

Household Products  -- 0.78%
   Clorox Co. .................................          13,440        1,281,840

Insurance  -- 5.98%
   Allstate Corp. .............................          16,740        1,532,756
   American General Corp. .....................          26,675        1,898,926
   Aon Corp. ..................................          26,955        1,893,589
   CIGNA Corp. ................................          25,680        1,771,920
   Equitable Cos. Inc. ........................          18,500        1,386,344
   Travelers Group Inc. .......................          22,125        1,341,328
                                                                     -----------
                                                                       9,824,863


Leisure Time  -- 0.86%
   Hasbro Inc. ................................          36,085        1,418,592

Machinery  -- 2.02%
   Caterpillar Inc. ...........................           7,595          401,586
   Deere & Co. ................................          25,345        1,340,117
   Ingersoll-Rand Co. .........................          35,845        1,579,420
                                                                     -----------
                                                                       3,321,123

Manufacturing - 3.67%
   Cooper Industries Inc. .....................          29,510        1,621,206
   Eastman Kodak Co. ..........................          23,485        1,715,872
   Eaton Corp. ................................          15,340        1,192,685


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Manufacturing (continued)
   Minnesota Mining & Manufacturing Co. .......          18,240      $ 1,499,100
                                                                     -----------
                                                                       6,028,863

Media -- 3.75%
   McGraw-Hill  Cos. Inc. .....................          16,125        1,315,195
   MediaOne Group Inc. (a) ....................         43,.440        1,908,645
   Times Mirror Co. ...........................          25,480        1,602,055
   Viacom Inc. "B" (a) ........................          22,995        1,339,459
                                                                     -----------
                                                                       6,165,354

Office & Business Equipment -- 3.31%
   Pitney Bowes Inc. ..........................          28,330        1,363,381
   Xerox Corp. ................................          40,085        4,073,638
                                                                     -----------
                                                                       5,437,019

Oil & Gas Producers -- 10.29%
   Amoco Corp. ................................          40,500        1,685,813
   Atlantic Richfield Co. .....................          19,320        1,509,375
   British Petroleum Co. Plc. - ADR ...........          24,275        2,142,268
   Coastal Corp. ..............................          19,325        1,349,127
   Cooper Cameron Corp. .......................          17,625          898,875
   Elf Aquitaine SA - ADR .....................          23,935        1,699,385
   Exxon Corp. ................................          28,645        2,042,747
   Kerr-McGee Corp. ...........................          30,240        1,750,140
   Mobil Corp. ................................          20,200        1,547,825
   Sonat Inc. .................................          28,375        1,095,984
   Tosco Corp. ................................          40,600        1,192,625
                                                                     -----------
                                                                      16,914,164

Packaging & Containers  -- 1.35%
   Owens-Illinois Inc. (a) ....................          49,635        2,221,166

Pharmaceuticals -- 7.77%
   American Home Products Corp. ...............          55,070        2,849,873
   Bristol-Myers Squibb Co. ...................          27,440        3,153,885
   Merck & Co. Inc. ...........................          23,500        3,143,125
   Pharmacia & Upjohn Inc. ....................          78,635        3,627,039
                                                                     -----------
                                                                      12,773,922

Real Estate -- 0.73%
   Starwood Hotels & Resorts ..................          24,993        1,207,474

Retail  -- 4.47%
   J.C. Penney Co. ............................          21,635        1,564,481
   Kmart Corp. (a) ............................          81,745        1,573,591
   McDonald's Corp. ...........................          28,015        1,933,036
   Sears, Roebuck & Co. .......................          19,605        1,197,130
   Toys "R" Us Inc. ...........................          45,570        1,073,743
                                                                     -----------
                                                                       7,341,981


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Savings & Loans -- 0.73%
   H.F. Ahmanson & Co. ........................           1,605      $   113,955
   Washington Mutual Inc. .....................          25,000        1,085,938
                                                                     -----------
                                                                       1,199,893

Semiconductors -- 2.36%
   Texas Instruments Inc. .....................          66,475        3,876,323

Software -- 0.74%
   Computer Associates ........................          21,985        1,221,542
   International Inc. .........................

Telecommunications -- 6.45%
   Ameritech Corp. ............................          35,455        1,591,043
   AT&T Corp. .................................          37,630        2,149,614
   GTE Corp. ..................................          27,705        1,541,091
   SBC Communications Inc. ....................          49,500        1,980,000
   Sprint Corp. ...............................          23,700        1,670,850
   U S West Inc. ..............................          35,408        1,664,175
                                                                     -----------
                                                                      10,596,773

Tobacco -- 1.24%
   Philip Morris Cos. Inc. ....................          51,565        2,030,372
                                                                     -----------

     Total Common Stocks
       (cost $151,398,717) ....................                      161,115,690
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 1.95%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (b) ..........     $       208              208

Repurchase Agreements -- 1.95%
   Repurchase Agreement with Swiss
     Bank, 5.80% (Collateralized by
     $2,020,000 U.S. Treasury Bond, 13.25%,
     due 05/15/2014, market value
     $3,235,939) acquired on
     06/30/1998, due 07/01/1998 ...............       3,210,000        3,210,000
                                                                     -----------

     Short Term Investments
       (cost $3,210,208) ......................                        3,210,208
                                                                     -----------

Total Investments -- 100%
   (cost $154,608,925) ........................                    $164,325,898
                                                                    ============

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                     See notes to the financial statements.

                    GOLDMAN SACHS/JNL GROWTH & INCOME SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 88.32%

Aerospace & Defense -- 8.72%
   Boeing Co. .................................           1,200      $    53,475
   Lockheed Martin Corp. ......................           1,200          127,050
   Raytheon Co. ...............................           1,800          103,725
                                                                     -----------
                                                                         284,250
Auto Parts & Equipment -- 4.85%
   Goodyear Tire & Rubber Co. .................           1,100           70,881
   Lear Corp. (a) .............................           1,700           87,231
                                                                     -----------
                                                                         158,112

Banks -- 8.61%
   Chase Manhattan Corp. ......................           1,400          105,700
   NationsBank Corp. ..........................           1,300           99,450
   Republic New York Corp. ....................           1,200           75,525
                                                                     -----------
                                                                         280,675

Chemicals -- 5.19%
   IMC Global Inc. ............................           1,900           57,238
   Union Carbide Corp. ........................           2,100          112,088
                                                                     -----------
                                                                         169,326

Computers -- 6.07%
   Quantum Corp. (a) ..........................           6,100          126,575
   Seagate Technology Inc. (a) ................           3,000           71,438
                                                                     -----------
                                                                         198,013

Electric -- 4.33%
   Energy Corp. ...............................           2,600           74,750
   Unicom Corp. ...............................           1,900           66,619
                                                                     -----------
                                                                         141,369

Engineering & Construction -- 3.28%
   Fluor Corp. ................................           2,100          107,100

Food -- 0.54%
   Supervalu Inc. .............................             400           17,750

Forest Products & Paper -- 2.71%
   Georgia-Pacific Group ......................           1,500           88,405

Health Care -- 4.29%
   Foundation Health Systems Inc. .............           2,100           55,388
   (a)
   Tenet Healthcare Corp. (a) .................           2,700           84,375
                                                                     -----------
                                                                         139,763

Insurance -- 14.12%
   Aetna Inc. .................................           1,900          144,638
   American General Corp. .....................           1,100           78,306


                                                                          Market
                                                               Shares      Value
                                                               ------      -----
Common Stocks (continued)

Insurance (continued)
   CIGNA Corp. ................................           1,800      $   124,200
   Loews Corp. ................................           1,300          113,263
                                                                     -----------
                                                                         460,407

Iron & Steel -- 1.49%
   Ispat International NV - NYS ...............           2,600           48,750

Oil & Gas Products -- 8.31%
   Enron Corp. ................................           1,400           75,687
   Texaco Inc. ................................           1,600           95,500
   Tosco Corp. ................................           3,400           99,875
                                                                     -----------
                                                                         271,062

Retail -- 2.25%
   Sears, Roebuck & Co. .......................           1,200           73,274

Tobacco -- 8.96%
   Philip Morris Cos. Inc. ....................           2,700          106,313
   RJR Nabisco Holdings Corp. .................           5,200
                                                                         123,500
   UST Inc. ...................................           2,300           62,100
                                                                     -----------
                                                                         291,913

Transportation -- 4.60%
   Canadian Pacific Ltd. ......................           3,300           93,637
   FDX Corp. (a) ..............................             900           56,475
                                                                     -----------
                                                                         150,112
                                                                     -----------

     Total Common Stocks
       (cost $3,028,801) ......................                        2,880,281
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 11.68%

Money Market Fund -- 0.03%
   SSgA Money Market Fund, 5.35% (b) ..........     $       837              837


Repurchase Agreements -- 11.65%
   Repurchase Agreement with State
   Street
    Bank, 2.00% (Collateralized by
     $370,000 U.S. Treasury Bond,
     6.625%, due 07/31/2001,
     market value $390,737)
     acquired on 06/30/1998,
     due 07/01/1998 ...........................         380,000          380,000
                                                                     -----------

     Total Short Term Investments
       (cost $380,837) ........................                          380,837
                                                                     -----------

Total Investments -- 100%
   (cost $3,409,638) ..........................                      $ 3,261,118
                                                                     ===========



----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 96.78%

Apparel -- 0.27%
   Stride Rite Corp. ..........................             900      $    13,555

Auto Parts & Equipment -- 3.03%
   Borg-Warner Automotive Inc. ................           1,200           57,675
   Dura Automotive Systems Inc. (a) ...........             600           19,275
   Tower Automotive Inc. (a) ..................           1,700           72,888
                                                                     -----------
                                                                         149,838

Banks -- 0.80%
   HUBCO Inc. .................................           1,100           39,393

Building Materials -- 1.24%
   Apogee Enterprises Inc. ....................           4,000           61,250

Chemicals -- 1.62%
   A. Schulman Inc. ...........................           1,900           37,169
   Ferro Corp. ................................           1,700           43,031
                                                                     -----------
                                                                          80,200

Commercial Services -- 2.20%
   Budget Group Inc. (a) ......................             800           25,550
   CDI Corp. (a) ..............................             900           24,075
   Pittston Brink's Group .....................           1,600           59,000
                                                                     -----------
                                                                         108,625

Computers -- 5.92%
   Anixter International Inc. (a) .............           3,800           72,438
   Bell & Howell Co. (a) ......................           2,400           61,950
   Data General Corp. (a) .....................           2,000           29,875
   Electronics for Imaging Inc. (a) ...........           1,600           33,800
   Komag Inc. (a) .............................           3,900           20,841
   Stratus Computer Inc. (a) ..................           1,200           30,375
   Wang Laboratories Inc. (a) .................           1,700           43,244
                                                                     -----------
                                                                         292,523

Distribution & Wholesale -- 0.44%
   Unisource Worldwide Inc. ...................           2,000           21,624

Diversified Financial Services -- 0.94%
   AMRESCO Inc. (a) ...........................           1,600           46,600

Electric -- 2.47%
   Calpine Corp. (a) ..........................           3,700           74,694
   Sierra Pacific Resources ...................           1,300           47,206
                                                                     -----------
                                                                         121,900

Electrical Components & Equipment -- 1.41%
   Belden Inc. ................................           1,000           30,625
   Scotsman Industries Inc. ...................           1,400           38,850
                                                                     -----------
                                                                          69,475

Electronics -- 4.82%
   BMC Industries Inc. ........................           2,500           21,875
   Credence Systems Corp. (a) .................           2,300           43,700



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Electronics (continued)
   Flextronics International Ltd.(a) ..........             600      $    26,100
   KEMET Corp. (a) ............................           2,300           30,259
   Oak Industries Inc. (a) ....................           1,700           60,138
   Watts Industries Inc. ......................           2,700           56,363
                                                                     -----------
                                                                         238,435

Food -- 0.33%
   Vlasic Foods International Inc. (a) ........             800           16,100

Forest Products & Paper -- 0.38%
   Rock-Tenn Co. ..............................           1,500           18,843

Furniture & Appliances -- 0.59%
   Dorel Industries Inc. (Canada) (a) .........             900           29,051

Hand & Machine Tools -- 0.81%
   Regal-Beloit Corp. .........................           1,400           39,900

Health Care -- 9.02%
   Apria Healthcare Group Inc. (a) ............           5,200           34,775
   Integrated Health Services Inc. (a) ........           1,900           71,250
   Magellan Health Services Inc. (a) ..........           2,900           73,588
   Oakley Inc. (a) ............................           3,900           52,163
   Sierra Health Services Inc. (a) ............           3,150           79,341
   Sun Healthcare Group Inc. (a) ..............           2,500           36,563
   Sunrise Medical Inc. (a) ...................           3,000           45,000
   West Co. Inc. ..............................           1,900           53,794
                                                                     -----------
                                                                         446,474

Holding Companies - Diversified -- 1.00%
   Walter Industries Inc. (a) .................           2,600           49,237

Home Builders -- 2.64%
   Kaufman & Broad Home Corp. .................           2,300           73,025
   Toll Brothers Inc. (a) .....................           2,000           57,375
                                                                     -----------
                                                                         130,400

Home Furnishings -- 3.62%
   Bassett Furniture Industries Inc............           1,800           50,738
   Furniture Brands International Inc. (a).....           2,100           58,931
   Harman International Industries Inc ........           1,800           69,300
                                                                     -----------
                                                                         178,969

Household Products -- 0.81%
   Gibson Greetings Inc. (a) ..................           1,600           40,000

Insurance -- 5.98%
   Amerin Corp. (a) ...........................           2,000           58,375
   CMAC Investment Corp. ......................             500           30,750
   Delphi Financial Group Inc. (a) ............             406           22,863
   E. W. Blanch Holdings Inc. .................           1,600           58,800
   Frontier Insurance Group Inc. ..............           1,760           39,710
   HCC Insurance Holdings Inc. ................           2,300           50,600
   Horace Mann Educators Corp. ................           1,000           34,500
                                                                     -----------
                                                                         295,598


                     See notes to the financial statements.

                        LAZARD/JNL SMALL CAP VALUE SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Iron & Steel -- 1.09%
   Reliance Steel & Aluminum Co. ..............           1,400      $    54,074

Leisure Time -- 1.14%
   Polaris Industries Inc. ....................           1,500           56,437

Lodging -- 0.78%
   Prime Hospitality Corp. (a) ................           2,200           38,362

Machinery -- 5.69%
   Albany International Corp. .................           2,010           48,114
   Briggs & Stratton Corp. ....................           1,400           52,413
   JLG Industries Inc. ........................           3,000           60,750
   MagneTek Inc. (a) ..........................           2,500           39,375
   OmniQuip International Inc. ................           1,100           20,350
   United Dominion Industries Ltd. ............           1,800           60,075
                                                                     -----------
                                                                         281,077

Manufacturing -- 5.66%
   ACX Technologies Inc. (a) ..................           2,100           45,675
   Aeroquip-Vickers Inc. ......................             600           35,025
   Crane Co. ..................................           1,500           72,844
   Mark IV Industries Inc. ....................           3,300           71,363
   Roper Industries Inc. ......................           2,100           54,863
                                                                     -----------
                                                                         279,770

Media -- 3.30%
   Banta Corp. ................................           2,400           74,100
   Bowne & Co. Inc. ...........................           1,200           54,000
   World Color Press Inc. (a) .................           1,000           35,000
                                                                     -----------
                                                                         163,100

Metals & Mining -- 0.69%
   Wyman-Gordon Co. (a) .......................           1,700           33,894

Office & Business Equipment -- 0.69%
   Danka Business Systems Plc - ADR ...........           2,900           34,255

Oil & Gas Producers -- 5.11%
   Barrett Resources Corp. (a) ................           1,900           71,131
   Devon Energy Corp. .........................           1,600           55,900
   Helmerich & Payne Inc. .....................           2,300           51,175
   Tuboscope Inc. (a) .........................             900           17,775
   Vintage Petroleum Inc. .....................           3,000           56,625
                                                                     -----------
                                                                         252,606

Packaging & Containers -- 1.45%
   First Brands Corp. .........................           2,800           71,750


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Pharmaceuticals -- 1.16%
   Perrigo Co. (a) ............................           5,700      $    57,355

Real Estate -- 2.30%
   Chateau Communities Inc. ...................           1,200
                                                                          34,500
   Glenborough Realty Trust Inc. ..............           1,300           34,287
   Kilroy Realty Corp. ........................           1,800           45,000
                                                                     -----------
                                                                         113,787

Retail -- 8.13%
   AnnTaylor Stores Corp. (a) .................           2,100           44,494
   Cole National Corp. (a) ....................           1,100           44,000
   Eagle Hardware & Garden Inc. (a) ...........           2,900           67,063
   Footstar Inc. (a) ..........................           1,500           72,000
   Hughes Supply Inc. .........................             900           32,963
   Lone Star Steakhouse & Saloon Inc. (a) .....           1,900           26,244
   Ryan's Family Steak Houses Inc.(a) .........           5,900           60,475
   Wet Seal Inc. ..............................           1,700           54,400
                                                                     -----------
                                                                         401,639

Savings & Loans -- 1.11%
   Long Island Bancorp Inc. ...................             900           54,675

Semiconductors -- 2.63%
   Lam Research Corp. (a) .....................           1,900           36,338
   Silicon Valley Group Inc. (a) ..............           2,900           46,581
   VLSI Technology Inc. (a) ...................           2,800           46,988
                                                                     -----------
                                                                         129,907

Telecommunications -- 1.88%
   Allen Telecom Inc. (a) .....................           3,600           41,850
   Vanguard Cellular Systems Inc. (a)..........           2,700           50,963
                                                                     -----------
                                                                          92,813

Textiles -- 0.19%
   Mohawk Industries Inc. (a) .................             300            9,506

Tobacco -- 0.31%
   Swisher International Group Inc.(a) ........           1,900           15,200

Transportation -- 3.13%
   Circle International Group Inc. ............           2,100           58,800
   CNF Transportation Inc. ....................           1,300           55,250
   Pittston BAX Group .........................           2,600           40,463
                                                                     -----------
                                                                         154,513
                                                                     -----------

     Total Common Stocks
       (cost $5,030,390) ......................                        4,782,710
                                                                     -----------

                     See notes to the financial statements.

                       LAZARD/JNL SMALL CAP VALUE SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 3.22%

Money Market Fund -- 0.02%
   SSgA Money Market Fund, 5.35% (b) ..........     $       997      $       997

Repurchase Agreements -- 3.20%
   Repurchase Agreement with State
     Street Bank, 2.00% (Collateralized
     by $155,000 U.S. Treasury Bond,
     6.625%, due 07/31/2001, market
     value $163,687) acquired on
     06/30/1998, due 07/01/1998 ...............         158,000          158,000
                                                                     -----------

     Total Short Term Investments
       (cost $158,997) ........................                          158,997
                                                                     -----------


Total Investments -- 100%
   (cost $5,189,387) ..........................                       $4,941,707
                                                                      ==========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 90.20%

Aerospace & Defense -- 3.56%
   Gulfstream Aerospace Corp. .................           1,900      $    88,350
   Litton Industries Inc. (a) .................           1,400           82,600
                                                                     -----------
                                                                         170,950

Apparel -- 5.57%
   Gucci Group NV - NYS .......................           1,800           95,400
   Liz Claiborne Inc. .........................           1,500           78,375
   Warnaco Group ..............................           2,200           93,363
                                                                     -----------
                                                                         267,138

Auto Parts & Equipment -- 3.35%
   Borg-Warner Automotive Inc. ................           1,600           76,900
   Meritor Automotive Inc. ....................           3,500           84,000
                                                                     -----------
                                                                         160,900

Banks -- 4.57%
   Firstar Corp. ..............................           1,700           64,600
   North Fork Bancorporation Inc. .............           3,450           84,309
   Union Planters Corp. .......................           1,200           70,575
                                                                     -----------
                                                                         219,484

Building Materials -- 2.10%
   Johns Manville Corp. .......................           6,700          100,919

Commerical Services -- 3.60%
   H&R Block Inc. .............................           2,000           84,250
   Pittston Brink's Group .....................           2,400           88,500
                                                                     -----------
                                                                         172,750

Computers -- 3.52%
   NCR Corp. ..................................           2,900           94,250
   Quantum Corp. ..............................           3,600           74,700
                                                                     -----------
                                                                         168,950

Diversified Financial Services -- 5.27%
   CIT Group Inc. .............................           2,200           82,500
   Heller Financial Inc. ......................           3,200           96,000
   Waddell & Reed Financial Inc. ..............           3,100           74,206
                                                                     -----------
                                                                         252,706

Electric -- 6.99%
   Illinova Corp. .............................           3,100           93,000
   IPALCO Enterprises Inc. ....................             900           39,994
   Niagara Mohawk Power Corp. (a) .............           7,000          104,563
   NIPSCO Industries Inc. .....................           3,500           98,000
                                                                     -----------

                                                                         335,557

Energy - Alternate Sources -- 1.25%
   CalEnergy Co. Inc. .........................           2,000           60,124

Forest Products & Paper -- 1.80%
   Temple-Inland Inc. .........................           1,600           86,200

Health Care -- 3.45%
   Foundation Health Systems Inc. .............           2,200           58,025
   Mallinckrodt Inc. ..........................           2,500           74,219



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Health  Care (continued)
   St. Jude Medical Inc. ......................             900      $    33,131
                                                                     -----------
                                                                         165,375

Household Products -- 1.24%
   Dial Corp. .................................           2,300           59,656

Insurance -- 5.50%
   Old Republic International Corp. ...........           2,850           83,541
   Reliance Group Holdings Inc. ...............           5,200           91,000
   Scor SA - ADR ..............................           1,400           89,250
                                                                     -----------
                                                                         263,791

Iron & Steel -- 2.82%
   Carpenter Technology Corp. .................           1,500           75,375
   Ispat International NV - NYS ...............           3,200           60,000
                                                                     -----------
                                                                         135,375

Leisure Time -- 1.31%
   Callaway Golf Co. ..........................           3,200           63,000

Machinery -- 2.48%
   AGCO Corp. .................................           2,500           51,406
   Briggs & Stratton Corp. ....................           1,800           67,388
                                                                     -----------
                                                                         118,794

Manufacturing -- 2.93%
   Crane Co. ..................................           1,200           58,275
   Mark IV Industries Inc. ....................           3,800           82,175
                                                                     -----------
                                                                         140,450

Media -- 3.83%
   E.W. Scripps Co. ...........................           1,600           87,700
   Hearst-Argyle Television Inc. ..............           2,400           96,000
                                                                     -----------
                                                                         183,700

Oil & Gas Producers -- 7.31%
   Cooper Cameron Corp. .......................           1,700           86,700
   Enron Oil & Gas Co. ........................           4,100           83,025
   Noble Affiliates Inc. ......................           2,100           79,800
   R&B Falcon Corp. ...........................           4,500          101,813
                                                                     -----------
                                                                         351,338

Real Estate -- 1.22%
   Mack-Cali Realty Corp. .....................           1,700           58,438

Retail -- 6.67%
   CompUSA Inc. ...............................           4,300           77,669
   Consolidated Stores Corp. ..................           2,300           83,375
   Proffitts Inc. .............................           1,700           68,638
   Tandy Corp. ................................           1,700           90,206
                                                                     -----------
                                                                         319,888

Savings & Loans -- 1.84%
   Sovereign Bancorp Inc. .....................           5,400           88,255


                     See notes to the financial statements.

                         LAZARD/JNL MID CAP VALUE SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Semiconductors -- 3.10%
   Advanced Micro Devices Inc. ................           2,400      $    40,950
   Lam Research Corp. .........................           3,100           59,288
   LSI Logic Corp. ............................           2,100           48,431
                                                                     -----------
                                                                         148,669

Software -- 1.29%
   Autodesk Inc. ..............................           1,600           61,800

Telecommunications -- 1.77%
   Frontier Corp. .............................           2,700           85,050

Transportation -- 1.86%
   CNF Transportation Inc. ....................           2,100           89,250
                                                                     -----------

     Total Common Stocks
       (cost $4,477,363) ......................                        4,328,507
                                                                     -----------

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 9.80%

Money Market Fund -- 0.00%
    SSgA Money Market Fund, 5.35% (b) .........     $       180      $       180

Repurchase Agreements -- 9.80%
   Repurchase Agreement with State
      Street Bank, 2.00% (Collateralized by
      $455,000 U.S. Treasury Bond,
      6.625%,due 07/31/2001, market value
      $480,500), acquired on 06/30/1998, due
      07/01/1998 ..............................         470,000          470,000
                                                                     -----------

     Total Short Term Investments
       (cost $470,180) ........................                          470,180
                                                                     -----------

Total Investments -- 100%
   (cost $4,947,543) ..........................                      $ 4,798,687
                                                                     ===========

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is quoted yield as of June 30, 1998.


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998



                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks -- 49.64%

Aerospace & Defense -- 1.79%
   Lockheed Martin Corp. ......................           7,900      $   836,413
   United Technologies Corp. ..................           7,100          656,750
                                                                     -----------
                                                                       1,493,163

Apparel -- 1.83%
   Liz Claiborne Inc. .........................          15,900          830,775
   VF Corp. ...................................          13,600          700,400
                                                                     -----------
                                                                       1,531,175

Auto Manufacturers -- 1.99%
   Ford Motor Co. .............................          15,000          885,000
   General Motors Corp. .......................          11,700          781,706
                                                                     -----------
                                                                       1,666,706
Auto Parts & Equipment -- 1.78%
   ITT Industries Inc. ........................          17,400          650,325
   TRW Inc. ...................................          15,300          835,763
                                                                     -----------
                                                                       1,486,088

Banks -- 4.15%
   BankAmerica Corp. ..........................           4,900          423,544
   Chase Manhattan Corp. ......................          13,000          981,499
   KeyCorp ....................................          22,700          808,688
   Mellon Bank Corp. ..........................           6,200          431,675
   NationsBank Corp. ..........................          10,800          826,200
                                                                     -----------
                                                                       3,471,606

Beverages -- 0.85%
   Anheuser-Busch Cos. Inc. ...................          15,000          707,813

Chemicals -- 2.01%
   Dow Chemical Co. ...........................           8,300          802,506
   Rohm & Haas Co. ............................           8,400          873,075
                                                                     -----------
                                                                       1,675,581

Computers -- 1.59%
   Adaptec Inc. (a) ...........................          28,000          400,750
   International Business Machines Corp .......           8,100          929,980
                                                                     -----------
                                                                       1,330,730

Electric -- 3.02%
   FirstEnergy Corp. ..........................          26,700          821,025
   GPU Inc. ...................................          22,600          854,563
   PECO Energy Co. ............................          29,100          849,356
                                                                     -----------
                                                                       2,524,944

Electronics -- 0.99%
   Parker-Hannifin Corp. ......................          21,700          827,313

Forest Products & Paper -- 0.73%
   Mead Corp. .................................          19,300          612,774

Health Care -- 1.00%
   Columbia/HCA Healthcare Corp. ..............          28,800          838,800
   Coram Healthcare Corp. (a) .................              33               64
                                                                     -----------
                                                                         838,864


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Insurance -- 5.01%
   Aetna Inc. .................................           7,200      $   548,100
   American Financial Group Inc. ..............          11,200          485,100
   American General Corp. .....................          12,000          854,250
   CIGNA Corp. ................................          12,000          828,000
   Hartford Financial Services Group Inc. .....           7,700          880,687
   Transamerica Corp. .........................           5,100          587,138
                                                                     -----------
                                                                       4,183,275

Iron & Steel -- 0.99%
   Nucor Corp. ................................          18,000          828,000

Leisure Time -- 1.48%
   Brunswick Corp. ............................          27,500          680,625
   Hasbro Inc. ................................          14,100          554,306
                                                                     -----------
                                                                       1,234,931

Manufacturing -- 1.69%
   Cooper Industries Inc. .....................          10,000          549,375
   PPG Industries Inc. ........................          12,400          862,575
                                                                     -----------
                                                                       1,411,950

Metals & Mining -- 0.96%
   Phelps Dodge Corp. .........................          14,000          800,625

Office & Business Equipment -- 1.53%
   Harris Corp. ...............................          18,300          817,781
   Xerox Corp. ................................           4,500          457,313
                                                                     -----------
                                                                       1,275,094

Oil & Gas Producers -- 3.96%
   Ashland Inc. ...............................          14,300          738,237
   Chevron Corp. ..............................           9,800          814,013
   Occidental Petroleum Corp. .................          36,000          972,000
   Phillips Petroleum  Co. ....................          16,200          780,638
                                                                     -----------
                                                                       3,304,888

Retail -- 1.76%
   Federated Department Stores Inc.(a) ........          12,300          661,894
   Kmart Corp. (a) ............................          41,900          806,575
                                                                     -----------
                                                                       1,468,469

Savings & Loans -- 0.94%
   Charter One Financial Inc. .................          23,300          784,918

Telecommunications -- 5.76%
   AT&T Corp. .................................          10,400          594,100
   Bell Atlantic Corp. ........................          17,200          784,750
   GTE Corp. ..................................          13,900          773,188
   SBC Communications Inc. ....................          21,300          852,000
   Sprint Corp. ...............................          12,100          853,050
   U S West Inc. ..............................          20,300          954,100
                                                                     -----------
                                                                       4,811,188


                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Tobacco -- 1.91%
   Philip Morris Cos. Inc. ....................          22,000      $   866,250
   RJR Nabisco Holdings Corp. .................          30,900          733,875
                                                                     -----------
                                                                       1,600,125

Transportation -- 1.92%
   Burlington Northern Santa Fe Corp ..........           8,100          795,319
   CSX Corp. ..................................          17,800          809,900
                                                                     -----------
                                                                       1,605,219
                                                                     -----------

     Total Common Stocks
       (cost $ 36,608,697) ....................                       41,475,439
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Corporate Bonds -- 14.34%

Aerospace & Defense -- 0.36%
   K & F Industries Inc., 9.25%,
      10/15/2007 ..............................    $   300,000          303,000

Building Materials -- 0.37%
   Brand Scaffold Services Inc.,
      (144a), 10.25%, 02/15/2008 ..............         300,000          306,000

Chemicals -- 0.71%
   Laroche Industries Inc., 9.50%,
      09/15/2007 ..............................         300,000          292,500
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007 ..............................         300,000          297,000
                                                                     -----------
                                                                         589,500

Commercial Services -- 0.72%
   Rental Service Corp., (144a),
      9.00%, 5/15/2008 ........................         300,000          299,250
   Universal Compression Holdings Inc.,
      (144a), (Step-Up Bond),
      11.375%,
      02/15/2009 (c) ..........................         500,000          301,875
                                                                     -----------
                                                                         601,125

Cosmetics & Personal Care -- 0.37%
   Revlon Worldwide Corp., Zero
   Coupon, 03/15/2001 .........................         400,000          311,000

Distribution & Wholesale -- 0.36%
   United Stationers Inc., (144a),
   8.375%, 04/15/2008..........................         300,000          300,000

Diversified Financial Services -- 0.39%
   PX Escrow Corp., (144a),
   (Step-Up Bond), 9.625%, 02/01/2006 (c) .....         450,000          324,000

Electrical Components & Equipment -- 0.36%
   Wyman-Gordon Co., 8.00%,
   12/15/2007 .................................         300,000          304,500

Electronics -- 0.36%
   Hadco Corp., (144a), 9.50%,
   06/15/2008 .................................         300,000          297,000


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Entertainment -- 0.38%
   Rio Hotel & Casino Inc., 9.50%,
      04/15/2007 ..............................     $   300,000      $   318,000

Environmental Control -- 0.93%
   Allied Waste Industries Inc.,
      (Step-Up
      Bond), 11.30%,06/01/2007 (c) ............         500,000          367,500
   Marsulex Inc., (144a), 9.625%,
      07/01/2008 ..............................         400,000          406,500
                                                                     -----------
                                                                         774,000

Forest Products & Paper -- 0.02%
   Buckeye Technologies Inc.,
      (144a),
      9.25%, 09/15/2008 .......................          15,000           15,750

Health Care -- 0.36%
   Universal Hospital Services
      Inc., (144a),
      10.25%, 03/01/2008 ......................         300,000          300,000

Holding Companies - Diversified -- 1.16%
   Elgar Holdings Inc., (144a),
      9.875%, 02/01/2008 ......................         300,000          277,500
   First Nationwide Holdings Inc.,
      10.625%,10/01/2003 ......................         300,000          339,000
   Knology Holdings Inc., (Step-Up
      Bond), 11.875%, 10/15/2007 (c) ..........         600,000          354,000
                                                                     -----------
                                                                         970,500

Home Builders -- 0.36%
   D.R. Horton Inc., 8.375%,
   06/15/2004 .................................         300,000          301,500

Machinery -- 0.35%
   Terex Corp., (144a), 8.875%,
   04/01/2008 .................................         300,000          294,750

Manufacturing -- 0.75%
   Burke Industries Inc., 10.00%,
   08/15/2007 .................................         300,000          301,500
   Simmons Co., 10.75%, 04/15/2006 ............         300,000          321,000
                                                                     -----------
                                                                         622,500

Media -- 1.24%
   Capstar Broadcasting Corp.,
     (144a), (Step- Up Bond), 12.75%,
      02/01/2009 (c) ..........................         500,000          380,000
   Century Communications Corp.,
      9.50%, 08/15/2000 .......................         250,000          261,250
   FrontierVision Holdings LP,
     (Step-Up Bond), 11.875%,  09/15/2007 (c) .         500,000          395,000
                                                                     -----------
                                                                       1,036,250

Oil & Gas Producers -- 0.67%
   Parker Drilling Co., 9.75%,
   11/15/2006 .................................         300,000          307,500
   Pogo Producing Co., 8.75%,
   05/15/2007 .................................         250,000          253,750
                                                                     -----------
                                                                         561,250

Packaging & Containers -- 1.12%
   Riverwood International Corp.,
   10.625%, 08/01/2007 ........................         300,000          312,000

                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Packaging & Containers (continued)
   Stone Container Corp., 12.25%,
      04/01/2002 ..............................     $   300,000      $   310,500
   U.S. Can Corp., 10.125%,
      10/15/2006 ..............................         300,000          315,750
                                                                     -----------
                                                                         938,250

Retail -- 1.08%
   Eye Care Centers of America
      Inc., (144a),
      9.76%, 05/01/2008 (d) ...................         300,000          296,250
   Finlay Fine Jewelry Corp.,
      8.375%, 05/01/2008 ......................         300,000          300,750
   Specialty Retailers Inc., 8.50%,
      07/15/2005 ..............................         300,000          307,500
                                                                     -----------
                                                                         904,500

Telecommunications -- 1.22%
   Focal Communications Corp.,
     (144a), (Step-Up Bond),
     12.125%,  02/15/2008 (c) .................         600,000          364,500
   Metronet Communications Corp.,
     12.00%, 08/15/2007 .......................         300,000          345,000
   Rogers Cantel Inc., 9.375%, 06/01/2008 .....         300,000          312,000
                                                                     -----------
                                                                       1,021,500

Transportation -- 0.70%
   Gulfmark Offshore, (144a), 8.75%,
      06/01/2008 ..............................         300,000          291,000
   Ultrapetrol Ltd., (144a), 10.50%,
      04/01/2008 ..............................         300,000          294,000
                                                                     -----------
                                                                         585,000
                                                                     -----------

     Total Corporate Bonds
       (cost $11,827,024) .....................                       11,979,875
                                                                     -----------

U.S. Government Securities -- 34.89%

U. S. Government Agencies -- 14.57%
   Federal Home Loan Mortgage Corp.
    6.00%, 05/01/2001 .........................         346,389          345,966
    6.50%, 05/01/2001 .........................         573,743          577,334
    6.00%, 07/01/2001 .........................         458,535          458,338
    6.75%, 06/15/2004 .........................         560,840          571,176
    8.00%, 09/01/2011 .........................         912,947          943,239
    7.50%, 11/01/2011 .........................         912,324          939,693
    6.50%, 04/01/2012 .........................         691,357          696,971
    7.00%, 01/01/2013 .........................       1,008,616        1,027,779
    8.00%, 10/01/2024 .........................         728,473          753,736
    7.50%, 11/01/2024 .........................         746,714          765,381
    6.50%, 02/01/2027 .........................         499,940          498,530
    7.50%, 03/01/2027 .........................         660,734          677,094
    6.50%, 12/01/2027 .........................         487,043          485,743
   Federal National Mortgage
      Association,
      7.50%, 04/01/2012 .......................         608,433          625,238


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
U.S. Government Securities
(continued)

U.S. Government Agencies (continued)
   Government National Mortgage
   Association
    6.50%, 04/15/2026 .........................      $1,041,257      $ 1,040,278
    7.50%, 07/15/2027 .........................         495,939          509,939
    8.00%, 02/15/2028 .........................         727,806          754,189
    7.00%, 05/15/2028 .........................         499,607          507,566
                                                                     -----------
                                                                      12,178,190

U.S. Treasury Bonds -- 5.87%
    6.25%, 08/15/2023 .........................       3,000,000        3,211,860
    6.625%, 02/15/2027 ........................         200,000          225,844
   U.S. Treasury Strip - Interest
    only
    5.785%, 11/15/2017 ........................         800,000          265,024
   U.S. Treasury Strip - Principal
    only
    5.735%, 05/15/2016 ........................         600,000          218,412
    5.77%, 11/15/2016 .........................       1,950,000          685,737
    5.72%, 11/15/2024 .........................       1,300,000          293,774
                                                                     -----------
                                                                       4,900,651

U.S. Treasury Notes -- 14.45%
    5.875%, 08/15/1998 ........................         400,000          400,188
    6.375%, 01/15/1999 ........................       2,250,000        2,261,610
    6.875%, 07/31/1999 ........................       1,700,000        1,723,647
    6.125%, 07/31/2000 ........................       1,400,000        1,416,618
    6.25%, 08/31/2000 .........................       1,700,000        1,724,973
    6.125%, 09/30/2000 ........................         700,000          708,638
    6.25%, 10/31/2001 .........................       1,000,000        1,020,780
    6.25%, 02/15/2003 .........................       1,300,000        1,337,778
    5.875%, 11/15/2005 ........................       1,450,000        1,477,637
                                                                     -----------
                                                                      12,071,869
                                                                     -----------

     Total U.S. Government
     Securities
       (cost $28,601,731) .....................                       29,150,710
                                                                     -----------

Warrants -- 0.00%

Holding Companies-Diversified -- 0.00%
   Knology Holdings Inc. ......................             600            1,200

Telecommunications -- 0.00%
   Metronet Communications Corp. ..............             300            1,200
                                                                     -----------

     Total Warrants
       (cost $144) ............................                            2,400
                                                                     -----------

Short Term Investments -- 1.13%

Commercial Paper -- 1.11%
   Household Financial Corp.,
   5.95%, 07/01/1998 ..........................         925,000          925,000


                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Money Market Fund -- 0.02%
   SSgA Money Market Fund, 5.35%,
   (b) ........................................     $    22,348      $    22,348
                                                                     -----------

     Total Short Term Investments
       (cost $947,348) ........................                          947,348
                                                                     -----------

Total Investments -- 100.00%
   (cost $77,984,944) .........................                      $83,555,772
                                                                     ===========


-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1998.
(c) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(d) Coupon is indexed to 6 month Libor. Rate stated is in effect as of June 30, 1998.

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998



                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds -- 96.87%

Aerospace & Defense -- 1.16%
   K&F Industries Inc., 9.25%,
   10/15/2007 .................................     $ 1,100,000      $ 1,111,000

Apparel -- 1.50%
   Pillowtex Corp., 10.00%,
   11/15/2006 .................................       1,330,000        1,436,400

Building Materials -- 2.14%
   Brand Scaffold Services Inc.,
   (144a), 10.25%, 02/15/2008 .................       2,000,000        2,040,000

Chemicals -- 4.08%
   Laroche Industries Inc., 9.50%,
      09/15/2007 ..............................       2,000,000        1,950,000
   PCI Chemicals Canada Inc., 9.25%,
      10/15/2007 ..............................       1,965,000        1,945,350
                                                                     -----------
                                                                       3,895,350

Commercial Services -- 5.31%
   Neff Corp., (144a), 10.25%,
   06/01/2008 .................................       1,965,000        2,020,000
   Rental Service Corp., (144a),
   9.00%, 05/15/2008 ..........................       2,000,000        1,995,000
   Universal Compression Holdings
   Inc., (144a), (Step-Up Bond),
       02/15/2009, 11.375% (a) ................       1,750,000        1,056,563
                                                                     -----------
                                                                       5,071,563

Cosmetics & Personal Care -- 1.57%
   Chattem Inc., (144a), 8.875%,
   04/01/2008 .................................       1,000,000          995,000
   Revlon Worldwide Corp., Zero Coupon,
   03/15/2001 ..............................            650,000          505,375
                                                                     -----------
                                                                       1,500,375

Diversified Financial Services -- 0.57%
   PX Escrow Corp., (144a),
      (Step-Up Bond),
      9.625%, 02/01/2006 (a) ..................         750,000          540,000

Electrical Components & Equipment -- 2.14%
   Communications Instruments Inc.,
      10.00%, 09/15/2004 ......................       2,000,000        2,040,000

Electronics -- 2.07%
   Hadco Corp., (144a), 9.50%,
   06/15/2008 .................................       2,000,000        1,980,000

Engineering & Construction -- 2.10%
   Schuff Steel Co., (144a), 10.50%,
      06/01/2008 ..............................       2,000,000        2,005,000

Entertainment -- 5.53%
   Harvey Casinos Resorts, 10.625%,
      06/01/2006 ..............................         200,000          221,500
   Rio Hotel & Casino Inc., 9.50%,
      04/15/2007 ..............................       1,600,000        1,696,000
   Sun International Hotels Ltd.
    8.625%, 12/15/2007 ........................       1,300,000        1,339,000
    9.00%, 03/15/2007 .........................         500,000          523,750
   United Artists Theatre Circuit
    Inc., (144a),
    9.75%, 04/15/2008 .........................       1,500,000        1,496,250
                                                                     -----------
                                                                       5,276,500


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Environmental Control -- 2.74%
   Marsulex Inc., (144a), 9.625%,
      07/01/2008 ..............................     $ 2,000,000      $ 2,032,500

   Norcal Waste Systems Inc.,
   (Step-Up Bond), 13.25%, 11/15/2005 (d)  ....         500,000          585,000
                                                                     -----------
                                                                       2,617,500

Health Care -- 1.78%
   Universal Hospital Services
   Inc., (144a), 10.25%, 03/01/2008 ...........       1,700,000        1,700,000

Holding Companies-Diversified -- 5.40%
   Elgar Holdings Inc., (144a),
   9.875%,02/01/2008 ..........................       2,400,000        2,220,000
   First Nationwide Holdings Inc.,
   10.625%,10/01/2003 .........................       1,700,000        1,921,000
   Knology Holdings Inc., (Step-Up
   Bond), 11.875%, 10/15/2007 (a) .............       1,700,000        1,003,000
                                                                     -----------
                                                                       5,144,000

Machinery -- 3.40%
   Grove Holdings LLC, (144a),
   (Step-Up Bond), 11.625%,
   05/01/2009 (a) .............................       2,000,000        1,140,000
   W.R. Carpenter North America
   Inc., 10.625%, 06/15/2007 ..................       2,000,000        2,105,000
                                                                     -----------
                                                                       3,245,000

Manufacturing -- 8.79%
   Burke Industries Inc.
    (144a), 9.688%, 08/15/2007 ................         700,000          708,750
    10.00%, 08/15/2007 ........................       1,450,000        1,457,250
   Jackson Products Inc., (144a),
   9.50%, 04/15/2005 ..........................       2,000,000        1,990,000
   Prestolite Electric Inc.,
   (144a), 9.625%, 02/1/2008 ..................       2,060,000        2,096,050
   Simmons Co., 10.75%, 04/15/2006 ............       2,000,000        2,140,000
                                                                     -----------
                                                                       8,392,050

Media -- 8.95%
   Advanstar Communications, (144a),
      9.25%, 05/01/2008 .......................       1,000,000        1,007,500
   Capstar Broadcasting Corp.,
   (144a), (Step-  Up Bond), 12.75%,
   02/01/2009 (a) .............................       1,350,000        1,026,000
   Frontiervision Holdings LP,
   (Step-Up Bond), 11.875%,
   09/15/2007 (a) .............................       1,300,000        1,027,000
   FrontierVision Operating
   Partners LP, 11.00%, 10/15/2006 ............         400,000          443,500
   Gray Communications System Inc.,
      10.625%, 10/01/2006 .....................       1,100,000        1,193,500
   Jacor Communications Inc., 8.75%,
      06/15/2007 ..............................       1,000,000        1,040,000
   Price Communications Wireless
   Inc., (144a), 9.125%, 12/15/2007 ...........       2,000,000        2,000,000
   Rogers Cablesystems Ltd.
    9.625%, 08/01/2002 ........................         650,000          695,500
    10.00%, 03/15/2005 ........................         100,000          111,000
                                                                     -----------
                                                                       8,544,000

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Metals & Mining -- 4.18%
   Simcala Inc., (144a),
   9.625%, 04/15/2006 .........................     $ 2,000,000      $ 1,980,000
   Steel Heddle Manufacturing Co., (144a),
      10.625%, 06/01/2008 .....................       2,000,000        2,015,000
                                                                     -----------
                                                                       3,995,000
Office & Business Equipment -- 2.13%
   General Binding Corp., (144a),
   9.375%, 06/01/2008 .........................       2,000,000        2,035,000

Oil & Gas Producers -- 5.41%
   Bayard Drilling Technologies
   Inc., (144a),
   11.00%, 06/30/2005 .........................       1,000,000        1,007,500
   Chiles Offshore LLC, (144a),
   10.00%, 05/01/2008 .........................       2,500,000        2,418,750
   Parker Drilling Co.,
    9.75%,11/15/2006 ..........................       1,700,000        1,742,500
                                                                     -----------
                                                                       5,168,750

Packaging & Containers -- 4.73%
   Huntsman Packaging Corp.,
   9.125%, 10/01/2007 .........................       1,000,000          995,000
   Riverwood International Corp.,
   10.625%, 08/01/2007 ........................       1,000,000        1,040,000
   Stone Container Corp.,
   12.25%, 04/01/2002 .........................       2,400,000        2,484,000
                                                                     -----------
                                                                       4,519,000

Retail -- 5.74%
   APCOA Inc., (144a),
   9.25%, 03/15/2008 ..........................       1,500,000        1,496,250

   Eye Care Centers of America
   Inc., (144a),
      9.76%, 05/01/2008 (c) ...................       2,000,000        1,975,000
   Finlay Enterprises Inc., 9.00%,
      05/01/2008 ..............................       2,000,000        2,005,000
                                                                     -----------
                                                                       5,476,250

Software -- 1.07%
   PSINet Inc., 10.00%, 02/15/2005 ............       1,000,000        1,020,000

Telecommunications -- 10.90%
   Focal Communications Corp.,
   (144a), (Step-Up Bond), 12.125%,
   02/15/2008 (a) .............................       1,750,000        1,063,124
   Intermedia Communications Inc.
    8.875%, 11/01/2007 ........................       1,000,000        1,022,500
    8.50%, 01/15/2008 .........................       1,400,000        1,403,500
   Level 3 Communications Inc.,
   (144a), 9.125%, 05/01/2008 .................       1,000,000          972,500
   Long Distance International
   Inc., (144a),
      12.25%, 04/15/2008 ......................       2,000,000        2,010,000
   Metronet Communications Corp.
    12.00%, 08/15/2007 ........................       1,800,000        2,070,000
    (144a), (Step-Up Bond), 9.95%,
       06/15/2008 (a) .........................       1,000,000          616,250
   Rogers Cantel Inc.
    9.375%, 06/01/2008 ........................       1,000,000        1,040,000
    9.75%, 06/01/2016 .........................         200,000          209,000
                                                                     -----------
                                                                      10,406,874


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Corporate Bonds (continued)

Transportation -- 3.48%
   Gulfmark Offshore, (144a), 8.75%,
      06/01/2008 ..............................      $1,000,000      $   970,000
   Ultrapetrol Ltd., (144a), 10.50%,
    04/01/2008 ................................       2,400,000        2,352,000
                                                                     -----------
                                                                       3,322,000
                                                                     -----------

     Total Corporate Bonds
       (cost $92,576,154) .....................                       92,481,612
                                                                     -----------


                                                         Shares
                                                         ------
Common Stocks -- 2.02%

Investment Company-- 2.02%
   SPDR Trust .................................          17,000        1,927,375
                                                                     -----------

     Total Common Stocks
       (cost $ 1,903,255) .....................                        1,927,375
                                                                     -----------

Preferred Stocks -- 0.71%

Media -- 0.71%
   CBS Radio Inc. .............................           5,689          675,569
                                                                     -----------

     Total Preferred Stocks
       (cost $572,316) ........................                          675,569
                                                                     -----------

Rights -- 0.01%

Machinery -- 0.01%
   Terex Corp. ................................             400            8,800
                                                                     -----------

     Total Rights
       (cost $831) ............................                            8,800
                                                                     -----------

Warrants -- 0.01%

Holding Companies - Diversified -- 0.00%
   Knology Holdings Inc. ......................           2,200            4,400

Telecommunications -- 0.01%
   Highwaymaster Communications Inc ...........           1,500            3,000
   Metronet Communications Corp. ..............           1,300            5,200
                                                                     -----------
                                                                           8,200
                                                                     -----------

   Total Warrants
     (cost $5,525) ............................                           12,600
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 0.38%

Diversified Financial Services -- 0.36%
   Household Finance Corp., 5.95%,
      07/01/1998 ..............................     $   345,000          345,000

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Money Market Fund -- 0.02%
   SSgA Money Market Fund, 5.35% (b) ..........     $    21,004      $    21,004
                                                                     -----------

     Total Short Term Investments
       (cost $366,004) ........................                          366,004
                                                                     -----------

Total Investments -- 100%
   (cost $95,424,085) .........................                      $95,471,960
                                                                     ===========


-----------------------------------------------
(a) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(c) Coupon is indexed to 6 month Libor. Rate stated is in effect as of June 30, 1998.
(d) Coupon payment periodically increases over the life of the security. Rate stated is in effect as of June 30, 1998.

                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments -- 100%

Auto Manufacturers -- 3.56%
   General Motors Acceptance Corp. ............
    5.54%, 07/03/1998 .........................     $   725,000      $   724,777
    5.46%, 07/21/1998 .........................         500,000          498,483
    5.51%, 07/24/1998 .........................         225,000          224,208
    5.43%, 11/20/1998 .........................         500,000          489,291
                                                                     -----------
                                                                       1,936,759

Beverages -- 4.40%
   PepsiCo Inc., 6.00%, 07/01/1998 ............       2,105,000        2,105,000
   Coca-Cola., 5.55%, 07/09/1998 ..............         290,000          289,642
                                                                     -----------
                                                                       2,394,642

Chemicals -- 3.45%
   E.I. du Pont de Nemours & Co. ..............
    5.45%, 08/27/1998 .........................         250,000          247,843
    5.42%, 10/23/1998 .........................         658,000          646,707
    5.48%, 10/23/1998 .........................       1,000,000          982,646
                                                                     -----------
                                                                       1,877,196

Computers -- 1.19%
   International Business Machines
   Corp., 5.52%, 07/16/1998 ...................         650,000          648,505

Cosmetics & Personal Care -- 2.66%
   Procter & Gamble Co., 5.49%,
      09/25/1998 ..............................       1,470,000        1,450,721

Diversified Financial Services -- 48.66%
   American Express Credit Corp.
    5.48%, 07/27/1998 .........................         200,000          199,208
    5.51%, 07/30/1998 .........................         200,000          199,112
    5.50%, 08/21/1998 .........................         400,000          396,883
    5.52%, 08/27/1998 .........................         600,000          594,756
   Associated Corporation of North
   America
    5.53%, 07/02/1998 .........................         650,000          649,900
    5.53%, 07/07/1998 .........................         155,000          154,857
    5.47%, 07/09/1998 .........................         600,000          599,271
    5.46%, 08/13/1998 .........................         650,000          645,761
   Beneficial Corp. ...........................
    5.51%, 07/13/1998 .........................         460,000          459,155
    5.51%, 08/07/1998 .........................       1,400,000        1,392,072
    5.47%, 08/10/1998 .........................         350,000          347,873
   Chevron UK Investment Plc, 5.48%,
      09/25/1998 ..............................       1,800,000        1,776,436
   Chrysler Financial Corp.
    5.50%, 07/06/1998 .........................         332,000          331,746
    5.46%, 09/09/1998 .........................         200,000          197,877
    5.46%, 10/16/1998 .........................         250,000          245,943
    5.48%, 10/30/1998 .........................         425,000          417,172
    5.48%, 11/20/1998 .........................         408,000          399,181
   CIT Group Inc.
    5.47%, 08/14/1998 .........................         600,000          595,989
    5.49%, 09/24/1998 .........................         705,000          695,861
    5.46%, 11/19/1998 .........................       1,100,000        1,076,477


                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Diversified Financial Services
(continued)
   Countrywide Home Loans Inc.
    5.54%, 07/17/1998 .........................     $   232,000      $   231,429
    5.53%, 07/21/1998 .........................       1,100,000        1,096,621
    5.55%, 08/25/1998 .........................         185,000          183,431
    5.52%, 08/27/1998 .........................         300,000          297,378
    5.53%, 08/27/1998 .........................         250,000          247,811
    5.53%, 09/03/1998 .........................         280,000          277,247
   Ford Motor Credit Co. .
    5.47%, 07/17/1998 .........................         415,000          413,991
    5.51%, 07/24/1998 .........................         548,000          546,071
    5.52%, 07/24/1998 .........................         700,000          697,961
    5.46%, 08/21/1998 .........................         300,000          297,680
   Heller Financial Inc.
    5.63%, 07/22/1998 .........................         178,000          177,415
    5.63%, 07/31/1998 .........................         652,000          648,941
    5.65%, 08/17/1998 .........................         600,000          595,574
    5.64%, 09/04/1998 .........................       1,000,000          989,817
   Household Finance Corp.,
    5.51%, 07/08/1998 .........................         800,000          799,143
   Merrill Lynch & Co. Inc. ...................
    5.50%, 07/01/1998 .........................         310,000          310,000
    5.61%, 07/08/1998 .........................         500,000          499,455
    5.58%, 07/13/1998 .........................         370,000          369,312
    5.53%, 07/15/1998 .........................         600,000          598,710
    5.53%, 07/31/1998 .........................         105,000          104,516
    5.54%, 08/28/1998 .........................         237,000          234,885
    5.49%, 11/20/1998 .........................         200,000          195,669
   Norwest Financial Inc.,
    5.52%, 07/15/1998 .........................       1,900,000        1,895,918
   Sears Roebuck Acceptance Corp.
    5.56%, 07/29/1998 .........................         500,000          497,838
    5.54%, 07/30/1998 .........................         355,000          353,416
    5.39%, 08/07/1998 .........................         205,000          203,864
    5.51%, 08/18/1998 .........................         488,000          484,415
    5.50%, 10/02/1998 .........................         500,000          492,896
   USAA Capital Corp.
    5.38%, 07/14/1998 .........................         100,000           99,806
    5.52%, 07/14/1998 .........................         300,000          299,402
    5.47%, 10/08/1998 .........................       1,000,000          984,958
                                                                     -----------
                                                                      26,501,100
Electric -- 2.87%
   Central  & Southwest Corp. .................
    5.73%, 07/10/1998 .........................         250,000          249,642
    5.72%, 07/29/1998 .........................         320,000          318,576
    5.72%, 08/11/1998 .........................         320,000          317,915
   Florida Power Corp.,
    5.51%, 07/22/1998 .........................         680,000          677,815
                                                                     -----------
                                                                       1,563,948

Food -- 6.53%
   Campbell Soup Co., 5.51%, 07/22/1998........       1,000,000          974,642
   ConAgra Inc., 5.66%, 07/07/1998 ............         600,000          599,434
   H.J. Heinz Co., 5.52%, 07/27/1998...........       1,000,000          996,013
   Hershey Foods Corp., 5.48%, 09/21/1998......       1,000,000          987,518
                                                                     -----------
                                                                       3,557,607

                     See notes to the financial statements.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Insurance -- 2.00%
   American General Corp. .....................
    5.49%, 07/06/1998 .........................     $   300,000      $   299,771
    5.51%, 09/11/1998 .........................         800,000          791,184
                                                                     -----------
                                                                       1,090,955

Leisure Time -- 1.96%
   Hasbro Inc.
    5.62%, 07/08/1998 .........................         338,000          337,631
    5.55%, 08/03/1998 .........................         735,000          731,260
                                                                     -----------
                                                                       1,068,891

Machinery -- 1.44%
   Deere & Co., 5.49%, 09/18/1998 .............         795,000          785,422

Manufacturing -- 4.13%
   General Electric Capital Corp.
    5.42%, 07/10/1998 .........................         575,000          574,221
    5.51%, 07/24/1998 .........................         225,000          224,208
    5.47%, 07/28/1998 .........................         200,000          199,180
    5.47%, 08/04/1998 .........................         250,000          248,708
    5.59%, 08/04/1998 .........................         300,000          298,416
    5.51%, 12/04/1998 .........................         225,000          219,628
    5.49%, 12/31/1998 .........................         500,000          486,046
                                                                     -----------
                                                                       2,250,407

Media -- 0.98%
   Walt Disney Co., 5.33%, 12/18/1998..........         550,000          536,157

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (a) ..........           1,107            1,107

Oil & Gas Producers -- 2.38%
   Consolidated Natural Gas Co. ...............
    5.55%, 07/10/1998 .........................         500,000          499,306
    5.53%, 07/14/1998 .........................         800,000          798,403
                                                                     -----------
                                                                       1,297,709

                                                      Principal           Market
                                                         Amount            Value
                                                         ------            -----
Short Term Investments (continued)

Packaging & Containers -- 1.96%
   Crown Cork & Seal Co. Inc. .................
    5.70%, 07/01/1998 .........................      $  325,000      $   325,000
    5.72%, 07/10/1998 .........................         146,000          145,792
    5.72%, 08/14/1998 .........................         275,000          273,077
    5.71%, 08/18/1998 .........................         195,000          193,515
    5.77%, 08/18/1998 .........................         130,000          129,000
                                                                     -----------
                                                                       1,066,384

Pharmaceuticals -- 3.93%
   American Home Products Corp.,
   5.50%, 08/28/1998 ..........................         354,000          350,863
   Schering Corp., 5.47%,
   07/28/1998 .................................       1,800,000        1,792,616
                                                                     -----------
                                                                       2,143,479

Retail -- 1.20%
   J.C. Penney Funding Corp., 5.54%,
      08/03/1998 ..............................         655,000          651,674

Telecommunications -- 6.70%
   BellSouth Telecomm Inc.
    5.49%, 07/24/1998 .........................       1,250,000        1,245,615
    5.49%, 08/12/1998 .........................         240,000          238,463
   GTE Corp.
    5.67%, 07/02/1998 .........................         600,000          599,906
    5.55%, 07/07/1998 .........................         350,000          349,676
    5.55%, 07/10/1998 .........................         220,000          219,695
   GTE Funding Inc., 5.55%,  07/02/1998 .......       1,000,000          996,917
                                                                     -----------
                                                                       3,650,272
                                                                     -----------

Total Investments -- 100%
   (cost $54,472,935) .........................                      $54,472,935
                                                                     ===========

-----------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                                          Market
                                                           Shares          Value
                                                              ------       -----
Common Stocks -- 43.35%

Auto Manufacturers -- 1.58%
   Chrysler Corp. ................................            600    $    33,824

Banks -- 1.17%
   Fleet Financial Group Inc. ....................            300         25,050

Building Materials -- 1.49%
   Vulcan Materials Co. ..........................            300         32,005

Chemicals -- 1.60%
   Geon Co. ......................................          1,500         34,405

Cosmetics & Personal Care -- 1.80%
   Avon Products Inc. ............................            500         38,750

Electric -- 1.65%
   Edison International ..........................          1,200         35,474

Engineering & Construction -- 1.11%
   Stone & Webster Inc. ..........................            600         23,772

Food -- 2.92%
   Hormel Foods Corp. ............................            800         27,650
   Ralson Purina Group ...........................            300         35,044
                                                                     -----------
                                                                          62,694

Forest Products & Paper -- 1.08%
   Weyerhaeuser Co. ..............................            500         23,094

Health Care -- 1.63%
   Bausch & Lomb Inc. ............................            700         35,088

Insurance -- 4.76%
   Allstate Corp. ................................            200         18,313
   Chubb Corp. ...................................            200         16,075
   CIGNA Corp. ...................................            500         34,500
   Marsh & McLennan Cos. Inc. ....................            550         33,241
                                                                     -----------
                                                                         102,129

Manufacturing -- 1.28%
   Cooper Industries Inc. ........................            500         27,468

Oil & Gas Producers -- 5.74%
   Amerada Hess Corp. ............................            400         21,312
   Amoco Corp. ...................................            600         24,975
   Exxon Corp. ...................................            500         35,656
   Schlumberger Ltd. .............................            300         20,494
   Suncor Energy Inc. ............................            600         20,850
                                                                     -----------
                                                                         123,287

Pharmaceuticals -- 1.69%
   American Home Products Corp. ..................            700         36,226

Real Estate -- 5.01%
   Crescent Real Estate Equities Co ..............            800         26,900
   Excel Realty Trust Inc. .......................          1,200         34,575


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Real Estate (continued)
   Glenborough Realty Trust Inc. .................            900    $    23,738
   JDN Realty Corp. ..............................            700         22,313
                                                                     -----------
                                                                         107,526

Retail -- 1.70%
   Sears, Roebuck & Co. ..........................            600         36,638

Telecommunications -- 3.28%
   BCE Inc. ......................................            900         38,419
   SBC Communications Inc. .......................            800         32,000
                                                                     -----------
                                                                          70,419

Tobacco -- 1.10%
   Philip Morris Cos. Inc. .......................            600         23,626

Transportation -- 2.76%
   Canadian National Railway Co. .................            700         37,188
   Union Pacific Corp. ...........................            500         22,063
                                                                     -----------
                                                                          59,251
                                                                     -----------

     Total Common Stocks
       (cost $937,200) ...........................                       930,726
                                                                     -----------

Preferred Stocks -- 1.87%

Diversified Financial Services -- 1.87%
   BTI Capital Trust .............................            400         17,050
   Union Pacific Capital Trust ...................            500         23,188
                                                                     -----------

     Total Preferred Stocks
       (cost $ 44,650) ...........................                        40,238
                                                                     -----------


                                                        Principal
                                                           Amount
                                                        ---------
Corporate Bonds -- 6.71%

Aerospace & Defense -- 0.70%
   Raytheon Co., 5.95%, 03/15/2001 .  ............      $  14,944         15,000

Auto Parts & Equipment -- 0.95%
   Dana Corp., 6.50%, 03/15/2008 .................         20,000         20,313

Diversified Financial Services -- 0.48%
   Sears Roebuck Acceptance Corp.,
   7.00%,
      06/15/2007 .................................         10,000         10,435

Manufacturing -- 0.47%
   Norsk Hydro ASA, 6.70%, .......................         10,000         10,204
   01/15/2018

Media -- 0.99%
    A.H. Belo Corp., 7.25%, ......................         20,000         21,202
    09/15/2027


                     See notes to the financial statements.

                      SALOMON BROTHERS/JNL BALANCED SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

Semiconductors -- 2.18%
   Micron Technology Inc., 7.00%,
      07/01/2004 .................................    $    50,000    $    46,875

Telecommunications -- 0.94%
   GTE Corp., 6.94%, 04/15/2028 ..................         20,000         20,156
                                                                     -----------

     Total Corporate Bonds
       (cost $142,425) ...........................                       144,129
                                                                     -----------

U.S. Government Securities -- 37.44%

U.S. Treasury Bond -- 4.24%
   6.125%, 11/15/2027 ............................         85,000         91,083

U.S. Treasury Notes -- 33.19%
    5.375%, 01/31/2000 ...........................        380,000        379,111
    5.625%, 12/31/2002 ...........................        125,000        125,546
    6.125%, 08/15/2007 ...........................        200,000        208,094
                                                                     -----------
                                                                         712,751
                                                                     -----------

     Total U.S. Government
     Securities
       (cost $797,899) ...........................                       803,834
                                                                     -----------

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Asset Backed Securities -- 2.10%

Diversified Financial Services -- 2.10%
   Banc One Auto Grantor Trust,
   6.29%,
      07/20/2004 .................................    $    24,782    $    24,964
   Contimortgage Home Equity Loan
      Trust, 6.13%, 03/15/2013 ...................         20,000         20,041
                                                                     -----------


     Total Asset Backed Securities
       (cost $44,910) ............................                        45,005
                                                                     -----------

Short Term Investments -- 8.53%

Money Market Fund -- 0.01%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................            310            310

Repurchase Agreements -- 8.52%
   Repurchase Agreement with State
   Street
    Bank, 5.70%, (Collateralized by
    $160,000 U.S. Treasury Bond,
    7.50%,
    due 11/15/2016, market value,
    $192,550) acquired on
    06/30/1998,
    due 07/01/1998 ...............................        183,000        183,000
                                                                     -----------

     Total Short Term Investments
       (cost $183,310) ...........................                       183,310
                                                                     -----------

Total Investments -- 100%
   (cost $2,150,394) .............................                   $ 2,147,242
                                                                     ===========

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds -- 34.14%

Australia -- 0.05%
Sovereign -- 0.05%
   New South Wales Treasury Corp.,
      7.375%, 02/21/2007 .........................    $    40,000    $    27,102

United States -- 34.09%
Aerospace & Defense -- 0.63%
   BE Aerospace Inc., 8.00%, .....................        250,000        249,375
   03/01/2008
   Raytheon Co., 5.95%, 03/15/2001 ...............        100,000         99,628
                                                                     -----------
                                                                         349,003

Auto Manufacturers -- 0.27%
   Navistar International Corp.,
   8.00%,
      02/01/2008 .................................        150,000        150,750

Auto Parts & Equipment -- 0.37%
   Dana Corp., 6.50%, 03/15/2008
   (c) ...........................................        200,000        203,130

Banks -- 1.51%
   Bank One Corp., 7.60%, ........................        600,000        651,060
   05/01/2007 (c)
   Malayan Banking Berhad - NYS,
      7.125%, 09/15/2005 .........................        210,000        177,658
                                                                     -----------
                                                                         828,718

Beverages -- 0.16%
   Stroh Brewery Co., 11.10%,
   07/01/2026 ....................................        150,000         90,188

Biotechnology -- 0.27%
  Packard Bioscience Co., 9.375%,
      03/01/2007 .................................        150,000        145,500

Building Materials -- 0.46%
   Nortek Inc., 9.125%, 09/01/2007
   (c) ...........................................        250,000        253,750

Chemicals -- 0.36%
   Praxair Inc., 6.15%, 04/15/2003 ...............        200,000        200,082

Commercial Services -- 0.75%
   Iron Mountain Inc., 10.125%,
   10/01/2006 ....................................        150,000        162,750
   KinderCare Learning Centers
   Inc., 9.50%,
      02/15/2009 (c) .............................        250,000        251,875
                                                                     -----------
                                                                         414,625

Computers -- 0.47%
   Unisys Corp., 7.875%, 04/01/2008
   (c) ...........................................        250,000        255,000

Cosmetics & Personal Care -- 1.09%
   American Safety Razor Co.,
   9.875%,
      08/01/2005 .................................        250,000        267,500
   French Fragrances Inc., 10.375%,
      05/15/2007 .................................        125,000        133,125
   Revlon Worldwide Corp., Zero
   Coupon,
      03/15/2001 .................................        250,000        194,375
                                                                     -----------
                                                                         595,000

Diversified Financial Services -- 2.09%
   Merrill Lynch & Co. Inc., 6.00%,
      02/13/2003 (c) .............................        200,000        199,224


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----

Corporate Bonds (continued)

United States (continued)
Diversified Financial Services
(continued)
   Paine Webber Group Inc., 7.00%,
      03/01/2000 (c) ...............$ ............        300,000    $   303,786
   Polymer Group Inc., 9.00%, ....................        250,000        252,813
   07/01/2000
   Ryder TRS Inc., 10.00%, .......................        200,000        231,000
   12/01/2006
   Williams Scotsman Inc., 9.875%,
      06/01/2007 .................................        150,000        156,000
                                                                     -----------
                                                                       1,142,823

Electric -- 0.42%
   TransAmerican Energy Corp.,
   11.50%, 06/15/2002 ............................        250,000        230,000

Entertainment -- 0.97%
   Grand Casinos Inc., 9.00%, 10/15/2004..........        250,000        271,250
   Sun International Hotels Ltd.,
   8.625%, 12/15/2007 ............................        250,000        257,500
                                                                     -----------
                                                                         528,750

Environmental Control -- 1.05%
   Allied Waste Industries Inc.,
   (Step-Up Bond), 11.30%,
     06/01/2007 (d) ..............................        200,000        147,000
   Envirosource Inc., 9.75%,
   06/15/2003 ....................................        250,000        252,500
   Norcal Waste Systems Inc.,
   (Step-Up Bond), 13.25%,
    11/15/2005 (e) ...............................        150,000        175,500
                                                                     -----------
                                                                         575,000

Food -- 0.99%
   B&G Foods Inc., 9.625%, .......................        125,000        126,250
   08/01/2007
   CFP Holdings Inc., 11.625%, ...................        200,000        187,500
   01/15/2004
   Dole Foods Co., 6.75%, ........................        100,000        100,790
   07/15/2000
   SC International Services Inc.,
   9.25%, 09/01/2007 .............................        125,000        129,375
                                                                     -----------
                                                                         543,915

Forest Products & Paper -- 0.36%
   Doman Industries Ltd., 8.75%,
      03/15/2004 .................................        200,000        195,500

Hand & Machine Tools -- 0.29%
   International Knife & Saw Inc.,
   11.375%, 11/15/2006 ...........................        150,000        159,000

Health Care -- 1.16%
   Dade International Inc., 11.125%,
      05/01/2006 .................................        250,000        282,500
   Integrated Health Services Inc.,
   9.50%, 09/15/2007 .............................        100,000        104,750
   Vencor Inc., 9.875%, 05/01/2005 ...............        250,000        245,938
                                                                     -----------
                                                                         633,188

Holding Companies - Diversified -- 1.09%
   High Voltage Engineering Corp.,
   10.50%, 08/15/2004 ............................        125,000        128,750
   Jordan Industries Inc., 10.375%,
      08/01/2007 .................................        200,000        204,000

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

United States (continued)
Holding Companies - Diversified
(continued)
   Renco Metals Inc., 11.50%,
      07/01/2003 .................................    $   250,000    $   265,000
                                                                     -----------
                                                                         597,750

Household Products -- 0.93%
   Ekco Group Inc., 9.25%,
   04/01/2006 ....................................        250,000        260,625
   Indesco International Inc.,
   9.75%, 04/15/2008 .............................        250,000        247,500
                                                                     -----------
                                                                         508,125

Insurance -- 0.39%
   Aetna Services Inc., 7.625%,
   08/15/2026 ....................................        200,000        213,380

Leisure Time -- 0.46%
   Riddell Sports Inc., 10.50%,
   07/15/2007 ....................................        250,000        251,875

Lodging -- 0.49%
   Prime Hospitality Corp., 9.75%,
      04/01/2027 .................................        250,000        265,625

Machinery -- 0.39%
   Harnischfeger Industries Inc.,
   6.875%,  02/15/2027 ...........................        200,000        212,582

Manufacturing -- 1.76%
   Alvey Systems Inc., 11.375%,
      01/31/2003 .................................         75,000         80,625
   Axiohm Transaction Solutions,
      9.75%,  10/01/2007 .........................        150,000        151,875
   Burke Industries Inc., 10.00%,
      08/15/2007 (c) .............................        250,000        251,250
   Foamex L.P./Foamex Capital
      Corp., 9.875%, 06/15/2007 ..................        100,000        110,000
   Insilco Corp., 10.25%,
      08/15/2007 .................................        150,000        156,750
   Norsk Hydro ASA, 6.70%,
      01/15/2018 .................................        100,000        102,037
   Tekni-Plex Inc., 11.25%,
      04/01/2007 .................................        100,000        109,750
                                                                     -----------
                                                                         962,287

Media -- 3.60%
   Adelphia Communications Corp. .................
    9.875%, 03/01/2007 ...........................        100,000        108,250
    10.50%, 07/15/2004 ...........................        100,000        109,250
   American Media Operation Inc.,
    11.625%, 11/15/2004 ..........................        250,000        270,000
   CSC Holdings Inc., 10.50%,
    05/15/2016 ...................................        250,000        291,250
   Diamond Cable Communication Plc,
    (Step- Up Bond), 11.75%, 12/15/2005
    (d) ..........................................        150,000        124,500
   Falcon Holding Group L.P.,
    8.375%, 04/15/2010 ...........................        250,000        247,500
   Hollinger International
    Publishing Inc., 9.25%,
    03/15/2007 ...................................        250,000        263,750
   Lin Holdings Corp., (144a),
    (Step-Up Bond), 10.00%,
    03/01/2008 (d) ...............................        375,000        251,250
   Marcus Cable Co., (Step-Up Bond),
    14.25%, 12/15/2005 (d) .......................        150,000        139,500
   SFX Broadcasting Inc., 10.75%,
    05/15/2006 (c) ...............................        150,000        165,374
                                                                     -----------
                                                                       1,970,624

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

United States (continued)
Metals & Mining -- 0.31%
   Glencore Nickel Pty. Ltd., 9.00%,
      12/01/2014 ...................$ ............        175,000    $   168,000


Oil & Gas Producers -- 1.91%
   Cliffs Drilling Co., 10.25%,
      05/15/2003 .................................        150,000        160,500
   Cross Timbers Oil Co., 9.25%,
      04/01/2007 .................................        150,000        154,500
   Dawson Production Services Inc.,
      9.375%, 02/01/2007 .........................        250,000        251,250
   National Energy Group Inc.,
      10.75%, 11/01/2006 .........................        150,000        135,750
   Occidental Petroleum Corp.,
      9.25%, 08/01/2019 ..........................        150,000        186,792
   Parker Drilling  Co., 9.75%,
      11/15/2006 .................................        150,000        153,750
                                                                     -----------
                                                                       1,042,542

Packaging & Containers -- 1.15%
   Plastic Containers Inc., 10.00%,
      12/15/2006 .................................        250,000        266,250
   Radnor Holdings Corp., 10.00%,
      12/01/2003 .................................        100,000        104,250
   Stone Container Corp., 12.25%,
      04/01/2002 .................................        250,000        258,750
                                                                     -----------
                                                                         629,250

Real Estate -- 0.82%
   CB Richard Ellis Services Inc.,
      8.875%, 06/01/2006 .........................        250,000        248,125
   Forest City Enterprises Inc.,
      8.50%, 03/15/2008 ..........................        200,000        198,000
                                                                     -----------
                                                                         446,125

Retail -- 2.14%
   Cole National Group Inc.,
      8.625%, 08/15/2007 .........................        250,000        252,500
   Jitney-Jungle Stores of America
      Inc., 12.00%, 03/01/2006 (c) ...............        250,000        281,250
   Selmer Co. Inc., 11.00%,
      05/15/2005 (c) .............................        250,000        272,500
   Staples Inc., 7.125%, 08/15/2007
      (c) ........................................        350,000        362,485
                                                                     -----------
                                                                       1,168,735

Software -- 0.37%
   First Data Corp., 6.375%,
      12/15/2007 (c) .............................        200,000        203,516

Sovereign -- 0.35%
   Korea Development Bank, 9.60%,
      12/01/2000 .................................        200,000        192,466

Telecommunications -- 2.90%
   British Telecom Plc, 7.00%,
      05/23/2007 .................................        550,000        584,374
   Comcast Cellular Holdings Inc.,
      9.50%, 05/01/2007 (c) ......................        250,000        259,375
   GTE Corp., 6.94%, 04/15/2028 ..................        125,000        201,560
   Intermedia Communication Inc.,
      8.60%, 06/01/2008 ..........................        125,000        125,938

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

United States (continued)
Telecommunications (continued)
   Nextel Communications Inc.,
      9.75%, 10/31/2007 ..........................    $   350,000    $   228,375
   NTL Inc., (Step-Up Bond), 11.50%,
      02/01/2006 (d) .............................        225,000        185,625
                                                                     -----------
                                                                       1,585,247

Textiles -- 0.28%
   Collins & Aikman Floorcoverings,
      10.00%, 01/15/2007 .........................        150,000        155,625

Transportation -- 1.08%
   Coach USA Inc., 9.375%,
      07/01/2007 .................................        250,000        260,000
   Holt Group Inc., 9.75%,
      01/15/2006 .................................        200,000        200,000
   TFM SA, (Step-Up Bond), 11.75%,
      06/15/2009 (d) .............................        200,000        132,216
                                                                     -----------
                                                                         592,216
                                                                     -----------

    Total United States ..........................                    18,659,892
                                                                     -----------

     Total Corporate Bonds
       (cost $18,729,249) ........................                    18,686,994
                                                                     -----------

Government Securities -- 44.00%

Argentina -- 1.62%
   Republic of Argentina, 6.625%,
      03/31/2005 (f) .............................      1,007,000        888,678

Brazil -- 2.40%
   Republic of Brazil, 10.125%,
      05/15/2027 .................................      1,525,000      1,315,312

Bulgaria -- 0.65%
   National Republic of Bulgaria,
      6.563%, 07/28/2011 (f) .....................        500,000        356,250

Canada -- 0.76%
   Canadian Government Note
    7.00%, 12/01/2006 ............................         40,000         30,178
    6.50%, 09/01/1998 ............................        570,000        388,199
                                                                     -----------

    Total Canada .................................                       418,377

Denmark -- 2.51%
   Kingdom of Denmark
    8.00%, 05/15/2003 ............................      3,220,000        536,096
    6.00%, 02/15/1999 ............................      5,690,000        837,245
                                                                     -----------

    Total Denmark ................................                     1,373,341

Ecuador -- 0.25%
   Republic of Ecuador, (Step-Up
      Bond), 3.50%, 02/28/2025 (e)  ..............        250,000        134,700

Germany -- 0.81%
   Federal Republic of Germany
      6.00%, 01/05/2006 ..........................         80,000    $    47,953

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----

Government Securities (continued)

Germany  (continued)
    6.50 %, 07/04/2027 ...........................    $   370,000    $   239,424
    5.625%, 01/04/2028 ...........................        270,000        155,402
                                                                     -----------

    Total Germany ................................                       442,779

Greece -- 0.26%
   Republic of Greece, 11.00%,
   02/25/2000 ....................................     43,500,000        143,786

Mexico -- 1.85%
   United Mexican States
    11.50%, 05/15/2026 ...........................        550,000        624,250
    11.375%, 09/15/2016 ..........................        350,000        389,725
                                                                     -----------

    Total Mexico .................................                     1,013,975

Morocco -- 1.09%
   Morocco Loan Participation,
      6.563%, 01/01/2009 (f) .....................        700,000        596,750

Netherlands -- 0.76%
   Kingdom of Netherlands, 9.00%,
      01/15/2001 .................................        760,000        416,126

New Zealand -- 0.28%
   New Zealand Government, 6.50%,
      02/15/2000 .................................        300,000        154,466

Sweden -- 0.47%
   Kingdom of Sweden, 11.00%,
      01/21/1999 .................................      2,000,000        259,684

Panama -- 0.95%
   Republic of Panama, (Step-Up
      Bond),  3.75%, 07/17/2014 (e) ..............        700,000        520,660

Peru -- 0.56%
   Republic of Peru, (Step-Up
      Bond), 4.00%, 03/07/2017 ...................        500,000        308,150

Russia -- 1.25%
   Russia Government International
   Bond
      6.625%, 12/15/2015 (f) .....................        412,674        228,518
      6.625%, 12/15/2015 .........................        169,493         91,111
   Russian Principal Loan, 6.625%,
      12/15/2020 (f) .............................        750,000        354,375
                                                                     -----------
    Total Russia .................................                       674,004

Venezuela -- 1.02%
   Republic of Venezuela, 6.625%,
      12/18/2007 (f) .............................        678,571        554,732

United States -- 26.51%
U.S. Government Agencies -- 20.36%
   Federal Home Loan Mortgage Corp.
    10.00%, 05/15/2020 ...........................         32,386         35,169

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Government Securities (continued)

United States (continued)
U.S. Government Agencies (continued)
    6.50%, 12/01/1999 ............................     $    1,600    $    48,222
    6.50%, TBA (a) ...............................        300,000        299,154
   Federal National Mortgage
   Association
    13.00%, 11/15/2015 ...........................        749,583         21,101
    7.00%, 11/18/2015 ............................      4,255,958        128,956
    10.40%, 04/25/2019 ...........................          8,564         10,001
    7.00%, 03/17/2020 (c) ........................      1,500,000      1,521,090
    6.50%, 02/1/2026 .............................        262,921        262,427
    10.40%, 02/25/2035 ...........................         53,082         58,805
    6.50%, TBA (a) ...............................      4,200,000      4,182,906
    7.00%, TBA (a) ...............................        350,000        354,921
    7.00%, TBA (a) ...............................      3,500,000      3,549,209
   Government National Mortgage ..................      2,427,034        206,541
      Association, 7.50%,
      01/15/2028 .................................        446,466        458,884
                                                                     -----------
                                                                      11,137,386

U.S. Treasury Bonds -- 0.37%
    6.125%, 12/31/2002 (c) .......................        130,000        139,303
    6.375%, 08/15/2027 (c) .......................         60,000         65,887
                                                                     -----------
                                                                         205,190

U.S. Treasury Notes -- 5.78%
    6.625%, 03/31/2002 (c) .......................      1,000,000      1,035,780
    5.875%, 09/30/2002 (c) .......................        800,000        810,000
    5.625%, 12/31/2002 (c) .......................        250,000        251,092
    5.50%, 02/15/ 2008 (c) .......................      1,000,000        999,370
   U.S. Treasury Inflation Index
      Note,  3.375%, 01/15/2007
      (b)(c) .....................................         70,000         67,791
                                                                     -----------
                                                                       3,164,033
                                                                     -----------

    Total United States ..........................                    14,506,609
                                                                     -----------

     Total Government Securities
       (cost $25,776,699) ........................                    24,078,379
                                                                     -----------

Asset Backed Securities -- 3.68%

Diversified Financial Services -- 3.68%
   Airplane Pass-through Trust,
      10.875%, 03/15/2019 ........................        125,000        141,474

   DLJ Commercial Mortgage Corp.,
      7.09%, 05/10/2023 ..........................      4,500,000        223,263
   First Union Residential
      Securitization
      Transactions Inc., 7.00%,
      08/25/2028 .................................         99,795         97,706
   Green Tree Financial Corp.,
      7.07%, 01/15/2029 ..........................        588,948        610,844
   Mid-State Trust VI, 7.34%,
      07/1/2035 ..................................        369,530        384,078


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Asset Backed Securities (continued)

Diversified Financial Services
(continued)
   PNC Mortgage Securities Corp. .................
    6.34%, 02/25/2028 ............................   $    200,000    $   193,687
    6.75%, 05/25/2028 ............................        149,887        144,501
    6.838%, 05/25/2028 ...........................        224,876        217,779
                                                                     -----------

     Total Asset Backed Securities
       (cost $318,688) ...........................                     2,013,332
                                                                     -----------


                                                           Shares
                                                           ------
Preferred Stocks -- 0.49%

United States -- 0.49%
Holding Companies-Diversified -- 0 49%
   Nebco Evans Holding Co. .......................          2,566        265,617
                                                                     -----------

     Total Preferred Stocks
       (cost $250,000) ...........................                       265,617
                                                                     -----------

                                                        Principal
                                                           Amount
                                                           ------
Short Term Investments -- 17.69%

Italy -- 0.61%
Sovereign -- 0.61%
   Republic of Italy, 5.97%,
   07/31/1998 ....................................   $600,000,000        336,108

Japan -- 0.32%
Banks -- 0.32%
   European Investment Bank, 4.25%,
      07/16/1998 .................................     24,000,000        173,834


United States -- 16.76%
Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................            701            701

Repurchase Agreements -- 16.76%
   Repurchase Agreement with State
     Street  Bank, 5.70% (Collateralized
     by $7,775,000 U.S. Treasury Note,
     market value - $9,356,730),
     acquired on 06/30/1998,
     due 07/01/1998 ..............................      9,169,000      9,169,000
                                                                     -----------

    Total United States ..........................                     9,169,701
                                                                     -----------

     Total Short Term Investments
       (cost $9,501,519) .........................                     9,679,643
                                                                     -----------

Total Investments -- 100%
   (cost $54,576,155) ............................                   $54,723,965
                                                                     ===========

-----------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(c) Security pledged as collateral for investment purchased on a when-issued basis.
(d) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(e) Coupon payment periodically increases over the life of the security. Rate is in effect as of June 30, 1998.
(f) Coupon is indexed to six month Libor. Rate stated is in effect as of June 30, 1998.


                     See notes to the financial statements.

                   SALOMON BROTHERS/JNL HIGH YIELD BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998



                                                        Principal         Market
                                                          Amount           Value
                                                           ------          -----
Corporate Bonds -- 89.61%

Advertising -- 2.22%
   SITEL Corp., (144a), 9.25%,
   03/15/2006 ....................................    $   125,000    $   125,000

Aerospace & Defense -- 4.40%
   BE Aerospace Inc., 8.00%,
      03/01/2008 .................................        125,000        124,688
   Stellex Industries Inc., 9.50%,
      11/01/2007 .................................        125,000        123,750
                                                                     -----------
                                                                         248,438

Auto Manufacturers -- 2.23%
   Navistar International Corp.,
      8.00%, 02/01/2008 ..........................        125,000        125,624

Building Materials -- 2.27%
   International Utility Structures
      Inc., 10.75%, 02/01/2008 ...................        125,000        127,968

Chemicals -- 2.19%
   PCI Chemicals Canada Inc.,
      6.25%, 10/15/2007 ..........................        125,000        123,750

Commercial Services -- 4.49%
   Iron Mountain Inc., 8.75%,
      09/30/2009 .................................        125,000        127,500
   KinderCare Learning Centers
   Inc., 9.50%, 02/15/2009 .......................        125,000        125,625
                                                                     -----------
                                                                         253,125

Computers -- 2.26%
   Unisys Corp., 7.875%,
      04/01/2008 .................................        125,000        127,500

Entertainment -- 2.28%
   Sun International Hotels Ltd.,
      8.625%, 12/15/2007 .........................        125,000        128,750

Food -- 6.92%
   Ameriserve Food Distribution
      Inc., 10.125%, 07/31/2007 ..................        125,000        129,375
   Fleming Cos. Inc., 10.625%,
      07/31/2007 .................................        125,000        131,875
   SC International Services Inc.,
      9.25%, 09/01/2007 ..........................        125,000        129,375
                                                                     -----------
                                                                         390,625

Health Care -- 11.34%
   Dade International Inc., 11.125%,
      05/01/2006 .................................        125,000        141,250
   Kinetic Concepts Inc., 9.625%,
      11/01/2007 .................................        125,000        126,250
   Prime Medical Services Inc.,
      8.75%, 04/01/2008 ..........................        125,000        123,750
   Universal Hospital Services
      Inc., (144a), 10.25%,
      03/01/2008 .................................        125,000        125,000
   Vencor Inc., (144a), 9.875%,
   05/01/2005 ....................................        125,000        122,969
                                                                     -----------
                                                                         639,219

Holding Companies-Diversified -- 4 54%
  High Voltage Engineering Corp.,
     10.50%, 08/15/2004 ..........................        125,000        128,750
  Jordan Industries Inc., 10.375%,
     08/01/2007 ..................................        125,000        127,500
                                                                     -----------
                                                                         256,250


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

Household Products -- 4.50%
   Ekco Group Inc., 9.25%,
      04/01/2006 .................................    $   125,000    $   130,313
   Indesco International Inc.,
      (144a), 9.75%, 04/15/2008 ..................        125,000        123,750
                                                                     -----------
                                                                         254,063

Manufacturing -- 4.45%
   Axiohm Transaction Solutions,
      9.75%, 10/01/2007 ..........................        125,000        126,563
   Furon Co., 8.125%, 03/01/2008 .................        125,000        124,688
                                                                     -----------
                                                                         251,251

Media -- 9.00%
   Century Communications Corp.,
      8.375%, 12/15/2007 .........................        125,000        127,500
   Falcon Holding Group L.P.,
      (144a), 8.375%, 04/15/2010 .................        125,000        123,750
   Hollinger International
   Publishing Inc.,
      9.25%, 03/15/2007 ..........................        125,000        131,875
   Mediacom LLC/Mediacom Capital
      Corp., (144a), 8.50%,
      04/15/2008 .................................        125,000        124,688
                                                                     -----------
                                                                         507,813

Metals & Mining -- 2.19%
   AEI Holding Co., (144a), 10.00%,
      11/15/2007 .................................        125,000        123,437

Oil & Gas Producers -- 4.49%
   Clark Refining & Marketing Inc.,
      8.875%, 11/15/2007 .........................        125,000        125,625
   Parker Drilling Co., 9.75%,
      11/15/2006 .................................        125,000        127,813
                                                                     -----------
                                                                         253,438

Packaging & Containers -- 4.57%
   Delta Beverage Group Inc.,
      9.75%, 12/15/2003 ..........................        125,000        130,937
   Packaged Ice Inc., (144a), 9.75%,
      02/01/2005 .................................        125,000        126,875
                                                                     -----------
                                                                         257,812

Real Estate -- 2.19%
   Forest City Enterprises Inc.,
   8.50%, 03/15/2008 .............................        125,000        123,750

Retail -- 4.51%
   Cole National Group Inc., 8.625%,
      08/15/2007 .................................        125,000        126,250
   Purina Mills Inc., (144a), 9.00%,
      03/15/2010 .................................        125,000        128,437
                                                                     -----------
                                                                         254,687

Telecommunications -- 4.51%
   Nextel Communications Inc.,
      (Step-Up Bond), 9.75%,
      10/31/2007 (b) .............................        200,000        130,500
   NTL Inc., (Step-Up Bond), 11.50%,
      02/01/2006 (b) .............................        150,000        123,750
                                                                     -----------
                                                                         254,250


                     See notes to the financial statements.

                  SALOMON BROTHERS/JUNL HIGH YIELD BOND SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds (continued)

Transportation -- 4.06%
   Atlantic Express Transportation
      Corp., 10.75%, 02/01/2004 ..................    $   100,000    $   106,500
   Enterprises Shipholding Corp.,
      (144a), 8.875%, 05/01/2008 .................        125,000        122,500
                                                                     -----------
                                                                         229,000
                                                                     -----------

     Total Corporate Bonds
       (cost $5,103,326) .........................                     5,055,750
                                                                     -----------


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Short Term Investments -- 10.39%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (a) ...........................................    $        65    $        65

Repurchase Agreements -- 10.39%
   Repurchase Agreement with State
     Street Bank, 5.70%,
     (Collateralized by
     $500,000 U.S. Treasury Bond,
     7.50%, due 11/15/2016,
     market value $601,719)
     acquired on 06/30/1998, due
     07/01/1998 ..................................        586,000        586,000
                                                                     -----------

     Total Short Term Investments
       (cost $586,065) ...........................                       586,065
                                                                     -----------

Total Investments -- 100%
   (cost $5,689,391) .............................                   $ 5,641,815
                                                                     ===========

-----------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(b) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

                     See notes to the financial statements.

           SALOMON BROTHERS/JNL U.S. GOVERNMENT & QUALITY BOND SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds -- 1.64%

Banks -- 0.34%
   Bank One Corp., 7.60%,
   05/01/2007 (c) ................................    $   150,000    $   162,765

Oil & Gas Producers -- 1.30%
   Occidental Petroleum Corp.,
   9.25%,
      08/01/2019 (c) .............................        500,000        622,640
                                                                     -----------

     Total Corporate Bonds
       (cost $735,099) ...........................                       785,405
                                                                     -----------

U.S. Government Securities -- 71.74%

Diversified Financial Services -- 0.86%
   Sallie Mae, 7.50%, 03/08/2000
   (c) ...........................................        400,000        411,688

U.S. Government Agencies -- 47.08%
   Federal Home Loan Bank, 5.94%,
      06/13/2000 (c) .............................        300,000        301,686
   Federal Home Loan Mortgage Corp. ..............
    6.00%, 09/01/2010 (c) ........................          3,569          3,563
    11.75%, 01/01/2011 (c) .......................          4,307          4,868
    7.00%, 07/01/2011 (c) ........................        104,703        106,971
    8.25%, 04/01/2017 (c) ........................        377,912        395,670
    10.50%, 06/01/2020 (c) .......................        847,632        947,492
    8.00%, 07/01/2020 (c) ........................      1,091,935      1,144,250
    8.50%, 03/15/2024 (c) ........................      1,750,000      1,884,015
    6.50%, TBA (a) ...............................        500,000        503,435
   Federal National Mortgage
   Association
    14.50%, 11/15/2014 (c) .......................          6,642          8,167
    12.50%, 08/01/2015 (c) .......................          5,741          6,731
    12.50%, 09/20/2015 (c) .......................         19,740         23,436
    13.00%, 11/15/2015 (c) .......................         18,269         21,335
    12.00%, 01/01/2016 (c) .......................        540,313        625,856
    12.00%, 01/15/2016 (c) .......................         20,188         23,526
    12.50%, 01/15/2016 (c) .......................        261,801        308,189
    11.50%, 09/01/2019 (c) .......................          5,841          6,652
    10.50%, 08/01/2020 (c) .......................        109,422        122,211
    6.50%, 03/01/2026 (c) ........................        386,411        385,684
    7.00%, 05/01/2026 (c) ........................        297,364        301,637
    9.00%, 08/01/2026 ............................        545,787        576,242
    6.527%, 05/25/2030 (c) .......................      1,500,000      1,537,500
    6.50%, TBA (a) ...............................      6,100,000      6,075,173
    7.00%, TBA (a) ...............................      2,100,000      2,129,526
    7.00%, TBA (a) ...............................      3,800,000      3,853,428
   Government National Mortgage
    Association
    13.50%, 07/15/2010 (c) .......................        187,684        221,269
    8.50%, 01/15/2018 (c) ........................        250,762        266,055
   VENDEE Mortgage Trust, 7.25%,
    10/15/2010 (c) ...............................        734,188        736,251
                                                                     -----------
                                                                      22,520,818


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
U.S. Government Securities
(continued)

U.S. Treasury Bond -- 5.55%
   6.625%, 02/15/2027 ............................     $2,350,000     $2,653,666

U.S. Treasury Notes -- 18.25%
    6.50%, 05/31/2001 (c) ........................        100,000        102,562
    6.258%, 08/31/2002 (c) .......................        100,000        102,609
    5.875%, 09/30/2002 (c) .......................      1,000,000      1,012,500
    5.75%, 04/30/2003 ............................      3,000,000      3,029,520
    6.625%, 05/15/2007 (c) .......................      2,150,000      2,309,229
    6.125%, 08/15/2007 ...........................        350,000        364,165
    5.50%, 02/15/2008 ............................      1,000,000        999,370
    5.625%, 05/15/2008 ...........................        800,000        810,872
                                                                     -----------
                                                                       8,730,827
                                                                     -----------

     Total U.S. Government
       Securities
       (cost $33,508,074) ........................                    34,316,999
                                                                     -----------

Short Term Investments -- 26.62%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................             59             59

Repurchase Agreements -- 18.26%
   Repurchase Agreement with J P
     Morgan, 5.48% (Collateralized by
     $4,242,000 U.S. Treasury
     Note 5.875%,
     02/28/1999, market value
     $4,327,499) acquired on
     06/30/1998, due
     07/01/1998 ..................................      4,242,000      4,242,000

   Repurchase Agreement with State
      Street Bank, 5.70%, (Collateralized
      by $3,750,000 U.S. Treasury
      Note 11.25% due 02/15/2015,
      market value $4,580,088)
      acquired on 06/30/1998,
      due 07/01/1998 .............................      4,489,000      4,489,000
                                                                     -----------
                                                                       8,731,000

U.S. Government Agencies -- 8.36%
   Federal Home Loan Bank Discount
   Note, 5.40%, 07/01/1998 .......................      4,000,000      4,000,000
                                                                     -----------

     Total Short Term Investments
       (cost $12,731,059) ........................                    12,731,059
                                                                     -----------

Total Investments
   (cost $46,974,232) ............................                   $47,833,463
                                                                     ===========

-----------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.
(c) Security pledged as collateral for investments purchased on a when-issued basis.


                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks -- 93.87%

Canada -- 1.13%
Insurance -- 1.13%
   Fairfax Financial Holdings Ltd. ...............
   (a) ...........................................          5,500     $2,093,032

France -- 0.74%
Banks -- 0.14%
   Societe Generale ..............................          1,300        270,291

Computers -- 0.13%
   Cap Gemini SA .................................          1,500        235,705

Pharmaceuticals -- 0.28%
   Rhone-Poulenc SA ..............................          9,300        524,555

Telecommunications -- 0.19%
   Alcatel Alsthom SA ............................          1,700        346,147
                                                                     -----------

    Total France .................................                     1,376,698

Hong Kong -- 0.79%
Banks -- 0.17%
   HSBC Holdings Plc .............................         13,000        317,953

Holding Companies - Diversified -- 0.62%
   Hutchison Whampoa Ltd. ........................        215,700      1,138,633
                                                                     -----------

    Total Hong Kong ..............................                     1,456,586

Italy -- 0.53%
Diversified Financial Services -- 0.16%
   Banca Fideuram SpA ............................         53,700        306,317

Telecommunications -- 0.37%
   Telecom Italia Mobile SpA .....................         61,900        378,699
   Telecom Italia SpA - RNC ......................         62,090        300,709
                                                                     -----------
                                                                         679,408
                                                                     -----------

    Total Italy ..................................                       985,725

Mexico -- 0.16%
Forest Products & Paper -- 0.16%
   Kimberly-Clark de Mexico SA ...................         84,500        298,578

Netherlands -- 2.47%
Computers -- 0.43%
   Getronics NV ..................................         15,468        802,791

Electronics -- 0.18%
   Philips Electronics NV ........................          3,900        328,078

Household Products -- 0.11%
   Hagemeyer NV ..................................          4,900        212,126

Media -- 1.75%
   Elsevier NV ...................................         20,300        306,585
   Verenigde Nederlandse
   Uitgeversbedrijven ............................         56,700      2,061,311


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Netherlands (continued)
Media (continued)
   Wolters Kluwer NV .............................          6,200    $   851,575
                                                                     -----------
                                                                       3,219,471
                                                                     -----------

    Total Netherlands ............................                     4,562,466

Norway -- 0.20%
Media -- 0.20%
   Schibsted ASA .................................         21,900        368,595

Portugal -- 0.80%
Telecommunications -- 0.80%
   Telecel-Comunicacoes Pessoais SA ..............                     1,474,756

Switzerland -- 0.45%
Pharmaceuticals -- 0.45%
   Novartis ......................................            498        830,055

United Kingdom -- 2.75%
Commercial Services -- 1.08%
   Granada Group Plc .............................         52,400        964,165
   Rentokil Initial Plc ..........................        143,100      1,029,806
                                                                     -----------
                                                                       1,993,971

Holding Companies - Diversified -- 0.76%
   Tomkins Plc ...................................        258,000      1,401,120

Pharmaceuticals -- 0.39%
   Zeneca Group Plc (a) ..........................         17,000        730,060

Telecommunications -- 0.52%
   Vodafone Group Plc ............................         76,000        965,053
                                                                     -----------

    Total United Kingdom .........................                     5,090,204

United States -- 83.85%
Advertising -- 0.84%
   Omnicom Group Inc. ............................         31,200      1,556,100

Aerospace & Defense -- 1.99%
   AlliedSignal Inc. .............................         64,000      2,840,000
   Raytheon Co. "B" ..............................         13,500        798,187
   United Technologies Corp. .....................            500         46,250
                                                                     -----------
                                                                       3,684,437

Apparel -- 0.13%
   Nike Inc. .....................................          5,000        243,437

Banks -- 6.56%
   Banc One Corp. ................................         16,000        893,000
   Citicorp ......................................         10,200      1,522,350
   First Union Corp. .............................         25,600      1,491,200
   Mellon Bank Corp. .............................         11,300        786,763
   NationsBank Corp ..............................         24,449      1,870,349




                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Banks (continued)
   Northern Trust Corp. ..........................          7,900    $   602,375
   Norwest Corp. .................................         60,800      2,272,400
   Toronto-Dominion Bank .........................         29,600      1,341,250
   Wells Fargo & Co. .............................          3,700      1,365,300
                                                                     -----------
                                                                      12,144,987

Beverages -- 1.39%
   Coca-Cola Co. .................................          9,100        778,050
   PepsiCo Inc. ..................................         43,700      1,799,893
                                                                     -----------
                                                                       2,577,943

Biotechnology -- 1.82%
   Biogen Inc. (a) ...............................         23,100      1,131,900
   Genentech Inc. (a) ............................         20,300      1,377,863
   Pioneer Hi-Bred International
      Inc ........................................         20,700        856,463
                                                                     -----------
                                                                       3,366,226

Building Materials -- 0.86%
   Masco Corp. ...................................         26,200      1,585,100

Commercial Services -- 0.89%
   Cendant Corp. (a) .............................         30,000        626,250
   H&R Block Inc. ................................         11,300        476,013
   Service Corp. International ...................         12,500        535,938
                                                                     -----------
                                                                       1,638,201

Computers -- 2.35%
   Ascend Communications Inc. (a) ................         11,100        550,143
   Cisco Systems Inc. (a) ........................         12,600      1,159,988
   Dell Computer Corp. (a) .......................          6,300        584,719
   EMC Corp.  (a) ................................         28,000      1,254,750
   Hewlett-Packard Co. ...........................         13,300        796,338
                                                                     -----------
                                                                       4,345,938

Cosmetics & Personal Care -- 1.47%
   Gillette Co. ..................................         13,800        782,287
   Kimberly-Clark Corp. ..........................         25,100      1,151,463
   Procter & Gamble Co. ..........................          8,700        792,244
                                                                     -----------
                                                                       2,725,994

Diversified Financial Services -- 4.48%
   Federal Home Loan Mortgage Corp. ..............        102,600      4,828,613
   Federal National Mortgage
   Association ...................................         40,200      2,442,150
   Green Tree Financial Corp. ....................          9,700        415,281
   SLM Holding Corp. .............................         12,450        610,050
                                                                     -----------
                                                                       8,296,094

Electronics -- 1.88%
   Analog Devices Inc. (a) .......................         55,600      1,365,675
   Honeywell Inc. ................................          3,200        267,400
   Linear Technology Corp. .......................          9,200        554,875
   Teleflex Inc. .................................         32,500      1,235,000
   Teradyne Inc. (a) .............................          2,000         53,500
                                                                     -----------
                                                                       3,476,450


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Entertainment -- 0.20%
   Mirage Resorts Inc. (a) .......................         17,100    $   364,443

Environmental Control -- 1.20%
   USA Waste Services Inc. (a) ...................         45,100      2,226,812

Food -- 2.06%
   Bestfoods .....................................         10,400        603,850
   Safeway Inc. (a) ..............................         50,200      2,042,513
   Sara Lee Corp. ................................         20,900      1,169,093
                                                                     -----------
                                                                       3,815,456

Health Care -- 3.68%
   Guidant Corp. .................................          7,300        520,581
   HEALTHSOUTH Corp. (a) .........................         70,900      1,892,144
   Johnson & Johnson .............................         20,200      1,489,750
   Tenet Healthcare Corp. (a) ....................         34,700      1,084,375
   United HealthCare Corp. .......................         28,600      1,816,100
                                                                     -----------
                                                                       6,802,950

Holding Companies - Diversified -- 0.93%
   Berkshire Hathaway Inc. (a) ...................             22      1,722,709

Household Products -- 0.32%
   Unilever NV - NYS .............................          7,000        599,924

Insurance -- 5.75%
   Ace Ltd. ......................................         56,900      2,219,100
   Aetna Inc. ....................................          3,900        296,888
   EXEL Ltd. .....................................         10,600        824,813
   Mutual Risk Management Ltd. ...................         35,000      1,275,313
   PartnerRe Ltd. ................................         14,700        749,700
   Travelers Group Inc. ..........................         35,250      2,137,031
   Travelers Property Casualty
   Corp ..........................................         25,500      1,093,313
   UNUM Corp. ....................................         36,900      2,047,950
                                                                     -----------
                                                                      10,644,108

Leisure Time -- 1.53%
   Carnival Corp. ................................         33,000      1,307,625
   Hasbro Inc. ...................................         25,100        986,744
   Mattel Inc. ...................................         12,900        545,831
                                                                     -----------
                                                                       2,840,200

Lodging -- 0.54%
   Hilton Hotels Corp. ...........................         34,800        991,800

Manufacturing -- 6.12%
   Danaher Corp. .................................         90,500      3,320,219
   General Electric Co. ..........................         54,900      4,995,900
   Tyco International Ltd. .......................         47,862      3,015,306
                                                                     -----------
                                                                      11,331,425

Media -- 3.13%
   CBS Corp. .....................................         44,700      1,419,225
   Cox Communications Inc. (a) ...................         13,900        673,281

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Media (continued)
   Tribune Co. ...................................         29,700     $2,043,731
   TV Azteca SA - ADR ............................         19,900        215,168
   Walt Disney Co. ...............................         13,800      1,449,862
                                                                     -----------
                                                                       5,801,267

Metals & Mining -- 0.59%
   Barrick Gold Corp. ............................         13,400        257,113
   Newmont Mining Corp. ..........................         35,500        838,688
                                                                     -----------
                                                                       1,095,801

Oil & Gas Producers -- 3.66%
   Chevron Corp. .................................         10,000        830,625
   Halliburton Co. ...............................         27,300      1,216,556
   Mobil Corp. ...................................         21,800      1,670,424
   Royal Dutch Petroleum Co. - NYS ...............         45,000      2,466,563
   Western Atlas Inc. (a) ........................          6,900        585,637
                                                                     -----------
                                                                       6,769,805

Pharmaceuticals -- 6.43%
   American Home Products Corp. ..................         32,000      1,656,000
   Bristol-Myers Squibb Co. ......................         26,900      3,091,818
   Eli Lilly & Co. ...............................         13,500        891,844
   Merck & Co. Inc. ..............................         16,900      2,260,375
   Pfizer Inc. ...................................         20,000      2,173,750
   Warner-Lambert Co. ............................         26,300      1,824,563
                                                                     -----------
                                                                      11,898,350

Real Estate -- 2.05%
   Crescent Real Estate Equities
      Co .........................................         39,200      1,318,100
   Security Capital U.S. Realty (a) ..............         74,500        990,850
   Starwood Hotels & Resorts .....................         30,800      1,488,024
                                                                     -----------
                                                                       3,796,974

Retail -- 4.47%
AutoZone Inc. (a) ................................         37,300      1,191,268
Circuit City Stores ..............................          7,900        370,313
CVS Corp. ........................................         29,872      1,163,141
Home Depot Inc. ..................................         18,450      1,532,503
Kohl's Corp. (a) .................................          7,200        373,500
McDonald's Corp. .................................          9,500        655,500
Rite Aid Corp. ...................................         15,200        570,950
TAG Heuer International SA - ADR .................         64,500        604,688
Wal-Mart Stores Inc. .............................         29,700      1,804,275
                                                                     -----------
                                                                       8,266,138

Semiconductors -- 1.62%
   Intel Corp. ...................................         21,400      1,586,275
   Maxim Integrated Products Inc.
   (a) ...........................................         37,800      1,197,787
   Xilinx Inc. ...................................          6,100        207,400
                                                                     -----------
                                                                       2,991,462


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Software -- 8.42%
   Adobe Systems Inc. ............................         15,600    $   662,025
   America Online Inc. ...........................          5,800        614,800
   Automatic Data Processing Inc. ................         15,700      1,144,138
   BMC Software Inc. (a) .........................         44,700      2,321,606
   Cadence Design Systems Inc. ...................         31,300        978,125
   First Data Corp. ..............................         51,002      1,699,004
   Microsoft Corp. (a) ...........................         28,500      3,088,688
   Network Associates Inc. (a) ...................         22,950      1,098,731
   Oracle Corp. (a) ..............................         47,425      1,164,877
   Parametric Technology Corp. (a) ...............         63,800      1,730,575
   Sterling Commerce Inc. (a) ....................         22,000      1,067,000
                                                                     -----------
                                                                      15,569,569

Telecommunications -- 5.28%
   AirTouch Communications Inc.
   (a) ...........................................         24,900      1,455,094
   AT&T Corp. ....................................         10,700        611,238
   CIENA Corp. (a) ...............................          6,000        417,750
   MCI Communications Corp. ......................         23,300      1,354,313
   Nokia Corp. - ADR .............................          2,000        145,125
   Telecomunicacoes Brasileiras SA
      - ADR ......................................         11,600      1,266,575
   Tellabs Inc. (a) ..............................         17,800      1,274,925
   Vodafone Group Plc - ADR ......................          8,100      1,021,106
   WorldCom Inc. (a) .............................         46,000      2,228,125
                                                                     -----------
                                                                       9,774,251

Tobacco -- 1.21%
   Philip Morris Cos. Inc. .......................         56,900      2,240,438
                                                                     -----------

    Total United States ..........................                   155,184,789
                                                                     -----------

     Total Common Stocks
       (cost $139,821,330) .......................                   173,721,484
                                                                     -----------

                                                        Principal
                                                           Amount
                                                           ------
Short Term Investments -- 6.13%

Diversified Financial Services -- 4.58%
   Asset Securitization Co-Op
      Corp., 5.50%, 07/07/1998 ...................    $ 2,165,000      2,163,015
   Ciesco LP, 5.51%, 07/22/1998 ..................      3,395,000      3,384,088
   FINOVA Capital Corp., 5.54%,
      07/07/1998 .................................        630,000        629,418
   Island Finance Puerto Rico Inc.,
      5.53%, 08/11/1998 ..........................        275,000        273,268
   Paribas Finance Inc., 5.53%,
      09/01/1998 .................................        350,000        346,667
   UBS Finance Inc., 6.00%,
      07/02/1998 .................................      1,683,000      1,682,720
                                                                     -----------
                                                                       8,479,176

Food -- 0.92%
   Kellogg Co., 5.51%, 07/24/1998 ...............       1,710,000      1,703,980


                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Short Term Investments (continued)

Manufacturing -- 0.63%
   General Electric Capital Corp.,
   5.56%, 07/23/1998 .............................    $ 1,169,000    $ 1,165,029

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35%
   (b) ...........................................             26             26
                                                                     -----------


     Total Short Term Investments
       (cost $11,348,211) ........................                    11,348,211
                                                                     -----------

Total Investments -- 100%
   (cost $151,169,541) ...........................                  $185,069,695
                                                                    ============

-----------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks -- 95.54%

Argentina -- 0.13%
Oil & Gas Producers -- 0.13%
Perez Companc SA .................................         22,563    $   113,282

Australia -- 2.18%
Banks -- 0.47%
Commonwealth Bank Of Australia ...................         14,173        165,751
National Australia Bank Ltd. .....................          7,242         95,754
Westpac Banking Corp. Ltd. .......................         25,000        152,860
                                                                     -----------
                                                                         414,365

Beverages -- 0.06%
Foster's Brewing Group Ltd. ......................         21,000         49,536

Commercial Services -- 0.13%
Brambles Industries Ltd. .........................          6,000        118,029

Diversified Financial Services -- 0.26%
Colonial Ltd. ....................................         26,000         78,761
Lend Lease Corp. Ltd. ............................          7,514        152,290
                                                                     -----------
                                                                         231,051

Food -- 0.08%
Goodman Fielder Ltd. .............................         48,000         70,021

Holding Companies-Diversified -- 0.16%
Broken Hill Proprietary Company Ltd. .............         16,458        139,451

Insurance -- 0.12%
AMP Ltd. (a) .....................................          9,000        105,590

Leisure Time -- 0.11%
Tabcorp Holdings Ltd. ............................         18,000         92,181

Media -- 0.40%
John Fairfax Holdings Ltd. .......................         46,000         80,152
News Corp. Ltd. ..................................         23,383        191,308
Publishing & Broadcasting Ltd. ...................         18,000         77,656
                                                                     -----------
                                                                         349,116

Oil & Gas Producers -- 0.25%
Australian Gas Light Co. Ltd. ....................         20,570        128,966
Woodside Petroleum Ltd. ..........................         18,000         90,058
                                                                     -----------
                                                                         219,024

Telecommunications -- 0.14%
Telstra Corp. Ltd. ...............................         47,815        122,880

                                                                     -----------
Total Australia ..................................                     1,911,244

Belgium -- 2.22%
Banks -- 2.02%
Dexia Belgium ....................................            545         82,065
Generale de Banque SA ............................             26              1
Generale de Banque SA ............................            566        420,429
KBC Bancassurance Holding ........................         14,150      1,266,994
                                                                     -----------
                                                                       1,769,489

                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Belgium (continued)
Pharmaceuticals -- 0.20%
UCB SA ...........................................             33    $   171,300
                                                                     -----------

Total Belgium ....................................                     1,940,789

Brazil -- 0.04%
Electric -- 0.04%
Centrais Electricas Brasileiras SA ...............      1,093,300         32,140
Centrais Geradoras do Sul do Brasil SA ...........      1,093,300          1,494
                                                                     -----------
                                                                          33,634

Canada -- 0.28%
Banks -- 0.13%
Royal Bank of Canada .............................          1,850        112,077

Metals & Mining -- 0.15%
Alcan Aluminum Ltd. ..............................          4,960        135,161
                                                                     -----------

Total Canada .....................................                       247,238

Czech Republic -- 0.01%
Telecommunications -- 0.01%
SPT Telecom AS (a) ...............................          1,300         17,995

Denmark -- 0.29%
Banks -- 0.27%
Den Danske Bank ..................................          1,130        135,709
Unidanmark A/S ...................................          1,130        101,658
                                                                     -----------
                                                                         237,367

Telecommunications -- 0.02%
Tele Danmark A/S (a) .............................            200         19,215
                                                                     -----------

Total Denmark ....................................                       256,582

Finland -- 0.46%
Telecommunications -- 0.46%
Nokia Oyj "A" ....................................          5,240        399,005

France -- 10.57%
Banks -- 0.87%
Credit Commercial de France ......................          3,294        277,329
Dexia France .....................................            434         58,434
Dexia France .....................................            244         32,852
Dexia France .....................................            160         21,543
Societe Generale .................................          1,770        368,012
                                                                     -----------
                                                                         758,170

Building Materials -- 0.81%
Compagnie de Saint Gobain ........................          2,440        452,428
Lafarge SA .......................................          1,375        142,146
Lapeyre SA .......................................          1,290        120,130
                                                                     -----------
                                                                         714,704

Commercial Services -- 1.36%
Vivendi ..........................................          5,560      1,187,284

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)

                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

France (continued)
Cosmetics & Personal Care -- 0.17%
L'OREAL ..........................................            262    $   145,741

Electrical Components & Equipment -- 0 18%
Legrand SA .......................................            599        158,526

Engineering & Construction -- 0.05%
Groupe GTM .......................................            410         42,589

Entertainment -- 0.08%
Pathe SA .........................................            370         72,522

Food -- 1.35%
Carrefour Supermarche ............................            433        273,951
Groupe Danone ....................................          1,430        394,298
Sodexho Alliance SA ..............................          2,700        510,462
                                                                     -----------
                                                                       1,178,711

Hand & Machine Tools -- 0.64%
Schneider SA .....................................          6,976        556,284

Insurance -- 0.52%
AXA-UAP ..........................................          4,011        451,144

Lodging -- 0.13%
Accor SA .........................................            405        113,347

Media -- 0.45%
Canal Plus .......................................            750        140,182
Societe Television Francaise 1 ...................          1,660        257,277
                                                                     -----------
                                                                         397,459

Oil & Gas Producers -- 1.54%
Elf Aquitaine SA .................................          2,450        344,460
Primagaz Cie .....................................            755         66,312
Total SA .........................................          7,237        940,881
                                                                     -----------
                                                                       1,351,653
Pharmaceuticals -- 0.52%
Sanofi SA ........................................          3,879        456,187

Retail -- 1.13%
Pinault-Printemps-Redoute SA .....................          1,180        987,611

Semiconductors -- 0.09%
ST Microelectronics NV (a) .......................          1,100         77,965

Telecommunications -- 0.68%
Alcatel Alsthom SA ...............................          2,930        596,594
                                                                     -----------

Total France .....................................                     9,246,491

Germany -- 7.01%
Auto Manufacturers -- 0.17%
Volkswagen AG ....................................            150        144,971



                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Germany (continued)
Banks -- 1.98%
Bayerische Hypotheken-und Wechsel-
   Bank AG .......................................          6,268    $   397,604
Bayerische Vereinsbank ...........................          4,308        365,480
Commerzbank AG ...................................          2,210         84,187
Deutsche Bank AG .................................          6,710        567,770
Dresdner Bank AG .................................          5,910        319,513
                                                                     -----------
                                                                       1,734,554

Chemicals -- 0.58%
Bayer AG .........................................          7,437        385,159
Hoechst AG .......................................          2,440        122,782
                                                                     -----------
                                                                         507,941

Engineering & Construction -- 0.08%
Bilfinger & Berger AG ............................          2,000         68,591

Health Care -- 0.14%
Rhoen-Klinikum AG ................................          1,230        121,742

Insurance -- 0.54%
Allianz AG .......................................          1,420        473,609

Machinery -- 0.73%
Mannesmann AG ....................................          6,220        639,779

Manufacturing -- 0.95%
Buderus AG .......................................             78         38,930
Siemens AG .......................................          2,664        162,710
VEBA AG ..........................................          9,375        630,822
                                                                     -----------
                                                                         832,462

Pharmaceuticals -- 0.64%
Gehe AG ..........................................         10,394        557,609

Retail -- 0.01%
Hornbach Baumarkt AG .............................            200          9,837

Software -- 0.84%
SAP AG ...........................................          1,210        734,675

Telecommunications -- 0.35%
Deutsche Telekom AG ..............................         11,210        307,064
                                                                     -----------

Total Germany ....................................                     6,132,834

Hong Kong -- 1.13%
Banks -- 0.10%
Hang Seng Bank Ltd. ..............................         15,000         84,796

Electric -- 0.22%
CLP Holdings Ltd. ................................         43,000        195,909

Holding Companies - Diversified -- 0.39%
Hutchison Whampoa Ltd. ...........................         64,000        337,842


                       See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Hong Kong (continued)
Oil & Gas Producers -- 0.11%
Hong Kong & China Gas Co. Ltd. ...................         84,500    $    95,973

Real Estate -- 0.15%
Henderson Land Development Co. Ltd. ..............         40,000        131,905

Telecommunications -- 0.16%
Hong Kong Telecommunications Ltd. ................         75,200        141,218
                                                                     -----------

Total Hong Kong ..................................                       987,643

Italy -- 5.00%
Banks -- 1.26%
Banca Commerciale Italiana .......................         14,000         83,760
Banca di Roma (a) ................................        207,000        431,067
Credito Italiano SpA .............................        111,833        585,680
                                                                     -----------
                                                                       1,100,507

Diversified Financial Services -- 0.33%
Istituto Mobiliare Italiano SpA ..................         18,040        284,294

Food -- 0.03%
La Rinascente SpA ................................          3,000         29,886

Insurance -- 0.86%
Assicurazioni Generali ...........................          9,600        312,301
Istituto Nazionale delle Assicurazioni ...........         64,000        181,905
Mediolanum SpA ...................................          8,108        257,375
                                                                     -----------
                                                                         751,581

Oil & Gas Producers -- 0.67%
ENI SpA ..........................................         83,263        545,948
Italgas SpA ......................................         10,000         40,749
                                                                     -----------
                                                                         586,697

Telecommunications -- 1.85%
Telecom Italia Mobile SpA ........................        119,601        731,708
Telecom Italia SpA ...............................        120,877        890,208
                                                                     -----------
                                                                       1,621,916
                                                                     -----------

Total Italy ......................................                     4,374,881

Japan -- 15.03%
Auto Manufacturers -- 0.08%
Honda Motor Co. Ltd. .............................          2,000         71,454

Auto Parts & Equipment -- 0.65%
Denso Corp. ......................................         34,000        565,560

Building Materials -- 0.05%
Inax Corp. .......................................          5,000         17,248
National House Industrial Co. Ltd. ...............          3,000         23,064
                                                                     -----------
                                                                          40,312

Chemicals -- 0.57%
Sekisui Chemical Co. Ltd. ........................         30,000        154,046


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Japan (continued)
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. ......................         20,000    $   347,147
                                                                     -----------
                                                                         501,193
Computers -- 0.77%
Fujitsu Ltd. .....................................          8,000         84,472
TDK Corp. ........................................          8,000        593,043
                                                                     -----------
                                                                         677,515

Cosmetics & Personal Care -- 0.44%
Kao Corp. ........................................         15,000        232,154
Shiseido Co. Ltd. ................................         13,000        148,174
                                                                     -----------
                                                                         380,328

Distribution & Wholesale -- 0.38%
Mitsubishi Corp. .................................         21,000        130,614
Sumitomo Corp. ...................................         42,000        202,604
                                                                     -----------
                                                                         333,218

Diversified Financial Services -- 0.49%
Nomura Securities Co. Ltd. .......................         37,000        432,162

Electrical Components & Equipment -- 0 96%
Hitachi Ltd. .....................................         36,000        235,626
Sharp Corp. ......................................          7,000         56,903
Sumitomo Electric Industries .....................         54,000        547,928
                                                                     -----------
                                                                         840,457

Electronics -- 1.95%
Advantest Corp. ..................................          1,310         70,678
Alps Electric Co. Ltd. ...........................         11,000        131,265
Dainippon Screen Manufacturing Co. Ltd. ..........         18,000         73,942
Fanuc Ltd. .......................................          4,200        145,802
Kyocera Corp. ....................................          8,000        392,276
Murata Manufacturing Co. Ltd. ....................         11,000        357,995
NEC Corp. ........................................         57,000        533,022
                                                                     -----------
                                                                       1,704,980

Engineering & Construction -- 0.01%
Yurtec Corp. .....................................          2,100         12,575

Forest Products & Paper -- 0.07%
Sumitomo Forestry Co. Ltd. .......................         11,000         61,973

Hand & Machine Tools -- 0.21%
Makita Corp. .....................................         16,000        185,029

Home Builders -- 0.35%
Daiwa House Industry Co. Ltd. ....................         19,000        168,330
Sekisui House Ltd. ...............................         18,000        139,944
                                                                     -----------
                                                                         308,274

Home Furnishings -- 1.64%
Matsushita Electric Industrial Co. Ltd. ..........         35,000        564,476
Pioneer Electronic Corp. .........................          7,000        134,158
Sony Corp. .......................................          8,500        734,613
                                                                     -----------
                                                                       1,433,247

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Japan (continued)
Household  Products -- 0.02%
Sangetsu Co. Ltd. ................................          1,000    $    12,946

Insurance -- 0.12%
Tokio Marine & Fire Insurance Co. Ltd. ...........         10,000        103,132

Iron & Steel -- 0.04%
Tokyo Steel Manufacturing Co. Ltd. ...............          6,000         30,983

Leisure Time -- 0.04%
Sega Enterprises Ltd. ............................          2,000         34,642

Machinery -- 0.38%
Amada Co. Ltd. ...................................         16,000         78,109
Daifuku Co. Ltd. .................................          2,000          7,478
Komatsu Ltd. .....................................         20,000         97,490
Komori Corp. .....................................          8,000        152,455
                                                                     -----------
                                                                         335,532

Manufacturing -- 0.44%
Mitsubishi Heavy Industries Ltd. .................        101,000        382,758

Media -- 0.23%
Toppan Printing Co. Ltd. .........................         19,000        203,920

Office & Business Equipment -- 0.91%
Canon Inc. .......................................         35,000        797,353

Office Furnishings -- 0.17%
Kokuyo Co. Ltd. ..................................          9,000        152,962

Pharmaceuticals -- 0.87%
Daiichi Pharmaceutical Co. Ltd. ..................         16,000        211,760
Sankyo Co. Ltd. ..................................         24,000        548,492
                                                                     -----------
                                                                         760,252

Real Estate -- 0.52%
Mitsui Fudosan Co. Ltd. ..........................         57,000        451,812

Retail -- 1.50%
Citizen Watch Co. Ltd. ...........................         13,000        107,651
Ito-Yokado Co. Ltd. ..............................          9,000        425,038
Marui Co. Ltd. ...................................         27,000        404,209
Seven - Eleven Japan Co. Ltd. ....................          3,000        179,215
Uny Co. Ltd. .....................................         12,000        195,270
                                                                     -----------
                                                                       1,311,383

Semiconductors -- 0.19%
Tokyo Electron Ltd. ..............................          5,300        162,906

Shipbuilding -- 0.04%
Hitachi Zosen Corp. ..............................         24,000         38,880

Telecommunications -- 0.45%
DDI Corp. ........................................             36        125,754
Nippon Telegraph & Telephone Corp. ...............             32        266,146
                                                                     -----------
                                                                         391,900


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Japan (continued)
Textiles -- 0.20%
Kuraray Co. Ltd. .................................         21,000    $   179,063

Transportation -- 0.29%
East Japan Railway Co. ...........................             54        254,632
                                                                     -----------

Total Japan ......................................                    13,153,333

Mexico -- 0.53%
Beverages -- 0.09%
Grupo Modelo SA "C" ..............................          8,844         75,098

Building Materials -- 0.07%
Cemex SA .........................................            388          1,455
Cemex SA "B" .....................................         12,950         56,928
                                                                     -----------
                                                                          58,383

Diversified Financial Services -- 0.06%
Grupo Financiero Banamex Accival SA
   "B" ...........................................         27,288         53,146
Grupo Financiero Banamex Accival SA
   "C" ...........................................            465            766
                                                                     -----------
                                                                          53,912

Food -- 0.09%
Gruma SA .........................................         18,058         39,350
Grupo Industrial Maseca SA .......................         54,800         39,885
                                                                     -----------
                                                                          79,235

Forest Products & Paper -- 0.11%
Kimberly-Clark de Mexico SA ......................         28,211         99,683

Holding Companies - Diversified -- 0.11%
Fomento Economico Mexicano SA ....................          3,126         97,410
                                                                     -----------

Total Mexico .....................................                       463,721

Netherlands -- 11.20%
Banks -- 2.33%
ABN Amro Holding NV ..............................         18,270        427,821
ING Groep NV .....................................         24,610      1,612,619
                                                                     -----------
                                                                       2,040,440

Chemicals -- 0.12%
Akzo Nobel NV ....................................            458        101,885

Electronics -- 0.45%
Philips Electronics NV ...........................          4,680        393,693

Entertainment -- 0.48%
PolyGram NV ......................................          8,307        424,187

Food -- 0.81%
CSM NV ...........................................          7,206        346,342
Koninklijke Ahold NV .............................          6,392        205,336
Koninklijke Numico NV ............................          5,150        161,385
                                                                     -----------
                                                                         713,063

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Netherlands (continued)
Household Products -- 1.12%
Unilever NV ......................................         12,350    $   980,588

Insurance -- 0.55%
Fortis Amev NV ...................................          8,235        482,493

Media -- 2.68%
Elsevier NV ......................................         44,349        669,789
Wolters Kluwer NV ................................         12,171      1,671,698
                                                                     -----------
                                                                       2,341,487

Oil & Gas Producers -- 2.12%
Royal Dutch Petroleum Co. ........................         33,360      1,851,191

Semiconductors -- 0.33%
ASM Lithography Holding NV (a) ...................          9,810        290,524

Telecommunications -- 0.13%
Royal PTT Nederland NV ...........................          2,887        111,205

Transportation -- 0.08%
TNT Post Group NV (a) ............................          2,887         73,853
                                                                     -----------

Total Netherlands ................................                     9,804,609

New Zealand -- 0.20%
Building Materials -- 0.02%
Fletcher Challenge Building ......................         16,796         20,975

Oil & Gas Producers -- 0.05%
Fletcher Challenge Energy ........................         17,224         41,228

Telecommunications -- 0.13%
Telecom Corp. of New Zealand Ltd. ................         23,000         95,026
Telecom Corp. of New Zealand Ltd. ................          8,000         17,151
                                                                     -----------
                                                                         112,177
                                                                     -----------

Total New Zealand ................................                       174,380

Norway -- 1.68%
Food -- 0.96%
Orkla ASA (a) ....................................         35,920        836,548

Manufacturing -- 0.69%
Norsk Hydro ASA ..................................         13,700        603,268

Oil & Gas Producers -- 0.02%
Saga Petroleum ASA ...............................          1,190         16,846

Transportation -- 0.01%
Bergesen d.y. ASA ................................            650         12,382
                                                                     -----------

Total Norway .....................................                     1,469,044

Portugal -- 0.46%
Retail -- 0.46%
Jeronimo Martins SA ..............................          8,346        401,205


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Singapore -- 0.15%
Media -- 0.08%
Singapore Press Holdings Ltd. ....................         10,374    $    69,573

Telecommunications -- 0.07%
Singapore Telecommunications Ltd. ................         41,000         58,398
                                                                     -----------

Total Singapore ..................................                       127,971

South Korea -- 0.06%
Electrical Components & Equipment -- 0 06%
Samsung Electronics ..............................          1,761         53,869

Spain -- 3.05%
Banks -- 1.36%
Banco Bilbao Vizcaya SA ..........................          4,090        209,901
Banco Popular Espanol SA .........................          2,468        210,508
Banco Santander SA ...............................         22,942        587,201
Corporacion Bancaria de Espana SA ................          8,060        180,805
                                                                     -----------
                                                                       1,188,415

Electric -- 0.61%
Endesa SA ........................................         14,158        309,750
Iberdrola SA .....................................         13,608        220,958
                                                                     -----------
                                                                         530,708

Oil & Gas Producers -- 0.41%
Gas Natural SDG SA ...............................          2,082        150,431
Repsol SA ........................................          3,792        208,949
                                                                     -----------
                                                                         359,380

Telecommunications -- 0.67%
Telefonica SA ....................................         12,710        587,636
                                                                     -----------

Total Spain ......................................                     2,666,139

Sweden -- 3.69%
Banks -- 0.63%
Nordbanken Holding AB ............................         75,781        555,816

Distribution & Wholesale -- 0.01%
Scribona AB ......................................            750          9,027

Engineering & Construction -- 0.22%
ABB AB "A" .......................................         13,880        196,645

Hand & Machine Tools -- 0.28%
Sandvik AB "A" ...................................          2,090         57,779
Sandvik AB "B" ...................................          6,830        187,534
                                                                     -----------
                                                                         245,313

Home Furnishings -- 0.50%
Electrolux AB "B" ................................         25,800        443,155

Household Products -- 0.06%
Esselte AB .......................................          2,310         53,579


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

Sweden (continued)
Machinery -- 0.27%
Atlas Copco AB ...................................          8,820    $   240,516

Metals & Mining -- 0.04%
Granges AB .......................................          1,990         36,427

Pharmaceuticals -- 0.88%
Astra AB "B" .....................................         38,633        770,141

Retail -- 0.77%
Hennes & Mauritz AB "B" ..........................         10,660        680,283
                                                                     -----------

Total Sweden .....................................                     3,230,902

Switzerland -- 6.87%
Banks -- 1.84%
Credit Suisse Group ..............................          2,290        510,385
Schweizerischer Bankverein .......................          1,550        577,296
Union Bank of Switzerland ........................          1,400        521,429
                                                                     -----------
                                                                       1,609,110

Commercial Services -- 0.64%
Adecco SA (a) ....................................          1,243        561,455

Engineering & Construction -- 0.45%
ABB AG ...........................................            267        394,955

Food -- 1.81%
Nestle SA ........................................            740      1,586,238

Pharmaceuticals -- 2.13%
Novartis .........................................            643      1,071,738
Roche Holding AG .................................             80        786,898
                                                                     -----------
                                                                       1,858,636
                                                                     -----------

Total Switzerland ................................                     6,010,394

Thailand -- 0.06%
Banks -- 0.06%
Thai Farmers Bank Public Co. Ltd. ................         64,000         56,493

United Kingdom -- 18.99%
Aerospace & Defense -- 0.10%
Rolls-Royce Plc ..................................         21,000         86,783

Auto Parts & Equipment -- 0.15%
GKN Plc ..........................................         10,000        127,482

Banks -- 2.96%
Abbey National Plc ...............................         32,000        569,034
National Westminster Bank Plc ....................        113,000      2,020,721
                                                                     -----------
                                                                       2,589,755

Beverages -- 1.60%
Diageo Plc .......................................        118,368      1,403,237


                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

United Kingdom (continued)
Building Materials -- 0.26%
Caradon Plc ......................................         69,800    $   214,443
Heywood Williams Group Plc .......................          3,000         13,024
                                                                     -----------
                                                                         227,467

Commercial Services -- 0.28%
Rank Group Plc ...................................         45,000        247,199

Electronics -- 0.19%
Electrocomponents Plc ............................         21,000        164,799

Engineering & Construction -- 0.05%
John Laing Plc ...................................          7,000         46,167

Entertainment -- 0.23%
Ladbroke Group Plc ...............................         37,000        203,253

Food -- 2.44%
ASDA Group Plc ...................................         98,000        336,670
Cadbury Schweppes Plc ............................         39,000        603,972
Compass Group Plc ................................         38,000        437,161
Safeway Plc ......................................         46,000        301,464
Tesco Plc ........................................         47,000        459,084
                                                                     -----------
                                                                       2,138,351

Forest Products & Paper -- 0.09%
David S. Smith Holdings Plc (a) ..................         25,000         80,563

Holding Companies - Diversified -- 0.79%
Tomkins Plc ......................................        128,000        695,129

Media -- 1.86%
Reed International Plc ...........................        104,000        941,177
United News & Media Plc ..........................         49,000        685,612
                                                                     -----------
                                                                       1,626,789
Metals & Mining -- 0.43%
Rio Tinto Plc ....................................         33,000        371,926

Oil & Gas Producers -- 1.92%
BG Plc ...........................................         27,352        158,245
British Petroleum Co. Plc ........................         24,000        350,236
Centrica Plc (a) .................................         14,000         23,668
Shell Transport & Trading Co. Plc ................        163,500      1,152,043
                                                                     -----------
                                                                       1,684,192

Pharmaceuticals -- 3.57%
Glaxo Wellcome Plc ...............................         48,000      1,441,819
SmithKline Beecham Plc ...........................        137,400      1,678,184
                                                                     -----------
                                                                       3,120,003

Retail -- 1.22%
Kingfisher Plc ...................................         66,000      1,063,432

Telecommunications -- 0.85%
Cable & Wireless Plc .............................         61,000        741,480
                                                                     -----------

Total United Kingdom .............................                    16,618,007

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)

                                                           Shares   Market Value
                                                           ------   ------------
Common Stocks (continued)

United States -- 4.25%
Apparel -- 0.14%
Gucci Group NV - NYS .............................          2,291    $   121,423

Banks -- 0.26%
Banco de Galicia y Buenos Aires - ADR ............          3,126         57,050
Banco Frances SA - ADR ...........................          2,147         49,246
Banco Latinoamericano de Exportaciones
   SA - ADR ......................................            477         14,667
Credicorp Ltd. ...................................          1,188         17,449
Uniao de Bancos Brasileiros SA - GDR .............          3,055         90,123
                                                                     -----------
                                                                         228,535

Beverages -- 0.24%
Compania Cervecerias Unidas SA - ADR .............          1,385         29,258
Panamerican Beverages Inc. .......................          5,840        183,595
                                                                     -----------
                                                                         212,853

Building Materials -- 0.17%
Cemex SA - ADR ...................................         20,410        152,177

Electric -- 0.49%
Centrais Electricas Brasileiras SA - ADR .........          5,000         72,410
Centrais Geradoras do Sul do Brasil SA -
   ADR ...........................................            500          3,563
Chilectra SA - ADR ...............................          2,330         49,946
Companhia Energetica de Minas Gerais -
   ADR ...........................................          3,176         98,295
Enersis SA - ADR .................................          1,978         48,337
Huaneng Power International Inc. - ADR (a) .......         11,400        153,188
                                                                     -----------
                                                                         425,739

Food -- 0.12%
Companhia Brasileira de Distribuicao
   Grupo Pao de Acucar - ADR .....................          3,390         76,699
Gruma SA - ADR (a) ...............................          3,106         27,375
Santa Isabel SA - ADR ............................            319          3,509
                                                                     -----------
                                                                         107,583

Home Furnishings -- 0.06%
Industrie Natuzzi SpA - ADR ......................          1,810         47,060

Media -- 0.22%
Grupo Televisa SA - GDR (a) ......................          3,831        144,141
TV Azteca SA - ADR ...............................          4,600         49,738
                                                                     -----------
                                                                         193,879

Oil & Gas Producers -- 0.47%
Gazprom - ADR ....................................          3,490         39,019
LUKoil Holding - ADR .............................            520         17,383
YPF SA - ADR .....................................         11,748        353,174
                                                                     -----------
                                                                         409,576

Retail -- 0.02%
Cifra SA - ADR ...................................          1,132         15,848

Software -- 0.10%
Baan Co. NV (a) ..................................          2,500         89,375


                                                           Shares   Market Value
                                                           ------   ------------
Common  Stocks (continued)

United States (continued)
Telecommunications -- 1.96%
Compania Anonima Nacional Telefonnos
   de Venezuela - ADR (a) ........................          2,324    $    58,100
Mahanagar Telephone Nigam Ltd. GDR ...............          8,000         81,200
Telecomunicacoes Brasileiras SA - ADR ............          9,422      1,028,764
Telefonica de Argentina SA - ADR .................          4,550        147,591
Telefonica del Peru SA - ADR .....................          1,717         35,091
Telefonos de Mexico SA - ADR .....................          7,615        365,996
                                                                     -----------
                                                                       1,716,742
                                                                     -----------

Total United States ..............................                     3,720,790
                                                                     -----------

Total Common Stocks
(cost $68,442,990) ...............................                    83,612,475
                                                                     -----------

Preferred Stocks -- 2.02%

Australia -- 0.21%
Leisure Time -- 0.05%
Sydney Harbour Casino Holdings Ltd. (a) ..........         70,200         40,962

Media -- 0.16%
News Corp. Ltd. ..................................         19,524        138,647
                                                                     -----------

Total Australia ..................................                       179,609

Brazil -- 1.15%
Banks -- 0.21%
Banco Bradesco SA ................................     13,040,953        108,811
Banco Itau SA ....................................        124,000         70,762
                                                                     -----------
                                                                         179,573

Beverages -- 0.09%
Compania Cervejaria Brahma .......................        128,894         80,242

Building Materials -- 0.01%
Companhia Cimento Portland Itau SA ...............         73,000         12,946

Electric -- 0.14%
Companhia Energetic de Minas Gerais ..............      4,052,633        126,147

Home Furnishings-- 0.01%
Brasmotor SA .....................................         82,150          7,528

Media -- 0.00%
Empresa Nacional de Comercio Redito e
   Participacoes SA ..............................         45,450            114

Oil & Gas Producers -- 0.31%
Petroleo Brasileiro SA ...........................      1,445,094        268,640

Telecommunications -- 0.38%
Telecomunicacoes de Minas Gerais SA ..............        366,959         25,542
Telecomunicacoes de Sao Paulo SA .................        852,141        200,408
Telecomunicacoes do Rio de Janeiro SA ............        165,546         12,453
Telemig Celular SA ...............................        366,959         11,105

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES
                SCHEDULE OF INVESTMENTS (UNAUDITED) (continued)


                                                           Shares   Market Value
                                                           ------   ------------
Preferred Stocks (continued)

Brazil (continued)
Telecommunications (continued)
Telerj Celular SA ................................        165,546    $     9,847
Telesp Celular SA ................................        852,141         70,732
                                                                     -----------
                                                                         330,087
                                                                     -----------

Total Brazil .....................................                     1,005,277

Germany -- 0.67%
Pharmaceuticals -- 0.09%
Fresenius AG .....................................            400         75,855


Retail -- 0.11%
Fielmann AG ......................................            336         11,747
Hornbach Holding AG ..............................            940         86,002
                                                                     -----------
                                                                          97,749

Software -- 0.47%
SAP AG - Vorzug ..................................            609        413,665
                                                                     -----------

Total Germany ....................................                       587,269
                                                                     -----------

Total Preferred Stocks
(cost $1,550,284) ................................                     1,772,155
                                                                     -----------

Warrants -- 0.15%

Germany -- 0.15%
Banks -- 0.15%
Dresdner Bank AG .................................          4,783        124,651
                                                                     -----------

Total Warrants
(cost $84,155) ...................................                       124,651
                                                                     -----------


                                                           Shares   Market Value
                                                           ------   ------------

Rights -- 0.00%

Australia -- 0.00%
Diversified Financial Services -- 0.00%
Colonial Ltd. ....................................          3,000    $       689

Brazil -- 0.00%
Telecommunications -- 0.00%
Telecomunicacoes de Sao Paulo SA .................         40,048            778
Telecomunicacoes do Rio de Janeiro SA ............          1,493              0
                                                                     -----------

Total Brazil .....................................                           778
                                                                     -----------

Total Rights
(cost $1,709) ....................................                         1,467
                                                                     -----------

                                                 Principal Amount
                                                 ----------------
Short Term Investments -- 2.29%

Money Market Fund -- 2.29%
SSgA Money Market Fund, 5.35% (b) ................    $ 2,007,614      2,007,614
                                                                     -----------

Total Short Term Investments
(cost $2,007,614) ................................                     2,007,614
                                                                     -----------

Total Investments -- 100%
(cost $72,086,752) ...............................                   $87,518,362
                                                                     ===========

                     See notes to the financial statements.

                       T. ROWE PRICE/MID-CAP GROWTH SERIES

                       SCHEDULE OF INVESTMENTS (UNAUDITED)
                                  June 30, 1998


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks -- 93.74%

Advertising -- 2.80%
   ADVO Inc. (a) .................................         12,400    $   349,525
   Catalina Marketing Corp. (a) ..................         27,600      1,433,475
   Outdoor Systems Inc. (a) ......................        108,962      3,050,936
                                                                     -----------
                                                                       4,833,936
Aerospace & Defense -- 1.26%
   BE Aerospace Inc. (a) .........................         75,000      2,184,375

Apparel -- 2.31%
   Warnaco Group Inc. ............................         94,000      3,989,125

Biotechnology -- 2.69%
   Biogen Inc. (a) ...............................         62,000      3,038,000
   Centocor Inc. (a) .............................         44,500      1,613,125
                                                                     -----------
                                                                       4,651,125

Chemicals -- 0.80%
   Great Lakes Chemical Corp. ....................         35,000      1,380,313

Commercial Services -- 5.33%
   AccuStaff Inc. (a) ............................          5,100        159,375
   Cendant Corp. (a) .............................         24,000        501,000
   Corrections Corp. of America (a) ..............         51,000      1,198,500
   Interim Services Inc. (a) .....................         70,000      2,248,750
   NOVA Corp. ....................................         46,500      1,662,375
   Renaissance Worldwide Inc. (a) ................         69,800      1,518,150
   Romac International Inc. (a) ..................         29,700        902,138
   Sodexho Marriott Services Inc. ................         34,900      1,012,100
                                                                     -----------
                                                                       9,202,388

Computers -- 6.26%
   Affiliated Computer Services ..................         87,000      3,349,500
   Inc. (a)
   Anixter International Inc. (a) ................         44,000        838,750
   CheckFree Holdings Corp. (a) ..................         45,000      1,324,687
   DST Systems Inc. (a) ..........................         41,000      2,296,000
   Security Dynamics Technologies
   Inc. (a) ......................................         41,500        767,750
   SunGard Data Systems Inc. (a) .................         58,000      2,225,750
                                                                     -----------
                                                                      10,802,437

Diversified Financial Services -- 6.09%
   AMRESCO Inc. ..................................         54,000      1,572,750
   Capital One Financial Corp. ...................         26,900      3,340,643
   FINOVA Group Inc. .............................         35,000      1,981,875
   Franklin Resources Inc. .......................         32,000      1,728,000
   Heller Financial Inc. (a) .....................          8,000        240,000
   Waddell & Reed Financial Inc. .................         69,000      1,651,688
                                                                     -----------
                                                                      10,514,956

Electronics -- 3.39%
   Analog Devices Inc. (a) .......................         66,000      1,621,125
   Berg Electronics Corp. (a) ....................         73,000      1,428,063
   Microchip Technology Inc. (a) .................         42,000
                                                                       1,097,250
   Teleflex Inc. .................................         45,000      1,710,000
                                                                     -----------
                                                                       5,856,438

Entertainment -- 1.39%
   Premier Parks Inc. (a) ........................         36,000      2,398,500

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Environmental Control -- 0.89%
   USA Waste Services Inc. (a) ...................         31,000    $ 1,530,625

Food -- 3.23%
   Richfood Holdings Inc. ........................         24,800        513,050
   Suiza Foods Corp. (a) .........................         38,000      2,268,125
   U.S. Foodservice (a) ..........................         80,000      2,805,000
                                                                     -----------
                                                                       5,586,175

Health Care -- 5.31%
   Covance Inc. (a) ..............................         92,000      2,070,000
   Henry Schein Inc. (a) .........................         41,000      1,891,125
   Quorum Health Group Inc. (a) ..................         70,000      1,855,000
   Total Renal Care Holdings Inc. ................         55,000      1,897,500
   (a)
   United States Surgical Corp. ..................         32,000      1,460,000
                                                                     -----------
                                                                       9,173,625

Insurance -- 4.35%
   Ace Ltd. ......................................         43,000      1,677,000
   Fairfax Financial Holdings Ltd.
   (Canada) ......................................          5,100      1,940,811
   PartnerRe Ltd. ................................         41,000      2,091,000
   Protective Life Corp. .........................         49,000      1,797,688
                                                                     -----------
                                                                       7,506,499

Leisure Time -- 3.73%
   Galileo International Inc. ....................         74,000      3,334,625
   Royal Caribbean Cruises Ltd. ..................         39,000      3,100,500
                                                                     -----------
                                                                       6,435,125

Manufacturing -- 1.40%
   Danaher Corp. .................................         66,000      2,421,375

Media -- 3.83%
   Comcast Corp. .................................         46,000      1,867,312
   Cox Communications (a) ........................         35,000      1,695,313
   Jacor Communications Inc. .....................         28,300      1,669,700
   Univision Communications Inc.
   (a) ...........................................         37,200      1,385,700
                                                                     -----------
                                                                       6,618,025

Metals & Mining -- 1.18%
   Battle Mountain Gold Co. ......................        178,000      1,056,875
   Cambior Inc. ..................................         70,000        411,250
   TVX Gold Inc. .................................        188,000        575,750
                                                                     -----------
                                                                       2,043,875

Oil & Gas Producers -- 3.42%
   Camco International Inc. ......................         28,400      2,211,650
   Cooper Cameron Corp. (a) ......................         19,000        969,000
   Ocean Energy Inc. (a) .........................         71,500      1,398,719
   Smith International Inc. (a) ..................         38,000      1,322,875
                                                                     -----------
                                                                       5,902,244

Pharmaceuticals -- 7.54%
   Agouron Pharmaceuticals Inc. (a) ..............         19,000        575,938
   ALZA Corp. (a) ................................         42,000      1,816,500
   Dura Pharmaceuticals Inc. (a) .................         71,000      1,588,624
   Gilead Sciences Inc. (a) ......................         49,000      1,571,063


                     See notes to the financial statements.

                       T. ROWE PRICE/MID-CAP GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Pharmaceuticals (continued)
   MedImmune Inc. (a) ............................         16,500     $1,029,188
   Omnicare Inc. .................................         49,000      1,868,124
   R.P. Scherer Corp. (a) ........................         13,800      1,223,025
   Sybron International Corp. (a) ................         71,000      1,792,750
   Teva Pharmaceutical Industries
   Ltd.- ADR .....................................         44,000      1,548,250
                                                                     -----------
                                                                      13,013,462

Real Estate -- 1.82%
   Indy Mac Mortgage Holdings Inc. ...............         61,000      1,387,750
   Security Capital Group Inc. (a) ...............         66,000      1,757,250
                                                                     -----------
                                                                       3,145,000

Retail -- 12.77%
   AutoZone Inc. (a) .............................         70,000      2,235,624
   BJ's Wholesale Club Inc. (a) ..................         50,000      2,031,250
   Circuit City Stores ...........................         55,300      2,592,187
   Corporate Express Inc. (a) ....................        163,000      2,068,063
   Costco Cos. Inc. (a) ..........................         33,000      2,081,062
   Fred Meyer Inc. (a) ...........................         42,000      1,785,000
   General Nutrition Cos. Inc. (a) ...............         52,000      1,618,500
   Gymboree Corp. (a) ............................         46,000        697,188
   Kohl's Corp. (a) ..............................         34,000      1,763,750
   MSC Industrial Direct Co. .....................         59,600      1,698,600
   Outback Steakhouse Inc. (a) ...................         47,000      1,833,000
   ShopKo Stores Inc. ............................         48,500      1,649,000
                                                                     -----------
                                                                      22,053,224

Semiconductors -- 2.43%
   Maxim Integrated Products Inc.
   (a) ...........................................         50,000      1,584,375
   PMC - Sierra Inc. (a) .........................         28,000      1,312,500
   Xilinx Inc. (a) ...............................         38,000      1,292,000
                                                                     -----------
                                                                       4,188,875

Software -- 5.81%
   Acxiom Corp. (a) ..............................         16,400        408,975
   BMC Software Inc. (a) .........................         30,000      1,558,125
   Learning Co. Inc. (a) .........................         18,100        536,213
   National Data Corp. ...........................         44,000      1,925,000


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Software (continued)
   Network Associates Inc. (a) ...................         34,500    $ 1,651,687
   Sterling Commerce Inc. (a) ....................         41,000      1,988,500
   Synopsys Inc. (a) .............................         43,000      1,967,250
                                                                     -----------
                                                                      10,035,750

Telecommunications -- 3.71%
   Omnipoint Corp. (a) ...........................         79,000      1,812,062
   Paging Network Inc. (a) .......................        140,000      1,960,000
   Vanguard Cellular Systems Inc.
   (a) ...........................................         21,700        409,588
   Western Wireless Corp. (a) ....................        112,000      2,233,000
                                                                     -----------
                                                                       6,414,650
                                                                     -----------

     Total Common Stocks
       (cost $126,560,006) .......................                   161,882,122
                                                                     -----------

                                                        Principal
                                                           Amount
                                                           ------
Short Term Investments -- 6.26%

Money Market Fund -- 0.00%
   SSgA Money Market Fund, 5.35% (b ..............    $     1,476          1,476

U.S. Government Agencies -- 6.26%
   Federal Home Loan Bank Discount
      Note,
      5.49%, 07/06/1998 ..........................      9,763,000      9,755,555
   Federal Home Loan Mortgage Corp. ..............
      Discount Note, 5.40%,
      07/10/1998 .................................      1,051,000      1,049,581
                                                                     -----------
                                                                      10,805,136
                                                                     -----------

     Total Short Term Investments
       (cost $10,806,612) ........................                    10,806,612
                                                                     -----------

Total Investments -- 100%
   (cost $137,366,618) ...........................                  $172,688,734
                                                                    ============




-------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1998.

                      JNL/S&P CONSERVATIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Global Equities Series .................     4,044      $    89,567
  JNL/Eagle Core Equity Series ...............    17,388          264,302
  JNL/Putnam Growth Series ...................     8,749          182,338
  JNL/Putnam Value Equity Series .............     9,515          173,465
  PPM America/JNL Money Market Series ........    87,012           87,013
  PPM America/JNL High Yield Bond Series .....    21,626          261,028
  Salomon Brothers/JNL Global Bond Series ....    30,449          347,122
  T. Rowe Price/JNL Established Growth Series      4,848           88,768
  T. Rowe Price/JNL Mid-Cap Growth Series ....    13,341          270,281
                                                           --------------

Total Investments -- 100%
  (cost $1,738,231) ..........................                $ 1,763,884
                                                           ==============



                        JNL/S&P MODERATE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Global Equities Series .................     7,844      $   173,739
  JNL/Eagle Core Equity Series ...............    16,881          256,590
  JNL/Putnam Growth Series ...................    12,780          266,343
  JNL/Putnam Value Equity Series .............     9,197          167,659
  PPM America/JNL High Yield Bond Series .....     7,013           84,642
  Salomon Brothers/JNL Global Bond Series ....    29,641          337,911
  T. Rowe Price/JNL Established Growth Series      4,703           86,104
  T. Rowe Price/JNL Mid-Cap Growth Series ....    17,245          349,390
                                                           --------------

Total Investments -- 100%
  (cost $1,690,601) ..........................                 $1,722,378
                                                           ==============



                       JNL/S&P AGGRESSIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series ...............     2,816      $    53,190
  JNL Global Equities Series .................     4,667          103,382
  JNL/Alger Growth Series ....................     3,151           53,473
  JNL/Eagle Core Equity Series ...............     6,671          101,395
  JNL/Putnam Growth Series ...................    10,111          210,705
  JNL/Putnam Value Equity Series .............     8,185          149,209
  Salomon Brothers/JNL Global Bond Series ....     8,775          100,040
  T. Rowe Price/JNL Mid-Cap Growth Series ....    12,735          258,010
                                                           --------------

Total Investments -- 100%
  (cost $1,000,973) ..........................                 $1,029,404
                                                           ==============

                     See notes to the financial statements.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series ...............     7,906         $149,338
  JNL Global Equities Series .................     1,636           36,238
  JNL/Alger Growth Series ....................     2,187           37,113
  JNL/Eagle Core Equity Series ...............    11,741          178,460
  JNL/Putnam Growth Series ...................     8,797          183,328
  T. Rowe Price/JNL International Equity
     Investment Series .......................     2,577           35,358
  T. Rowe Price/JNL Mid-Cap Growth Series.....     5,386          109,129
                                                           --------------

Total Investments -- 100%
  (cost $704,284) ............................                   $728,964
                                                           ==============



                         JNL/S&P EQUITY GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Global Equities Series .................     5,519         $122,254
  JNL/Eagle Core Equity Series ...............     7,892          119,958
  JNL/Eagle SmallCap Equity Series ...........     3,589           57,318
  JNL/Putnam Growth Series ...................     5,957          124,134
  JNL/Putnam Value Equity Series .............    25,763          469,657
  T. Rowe Price/JNL Established Growth Series      9,877          180,852
  T. Rowe Price/JNL Mid-Cap Growth Series ....     5,999          121,543
                                                           --------------

Total Investments -- 100%
  (cost $1,190,061) ..........................                 $1,195,716
                                                           ==============



                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES I
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  JNL Aggressive Growth Series ...............     3,442          $65,022
  JNL Global Equities Series .................     1,401           31,023
  JNL/Eagle Core Equity Series ...............     8,073          122,715
  JNL/Eagle SmallCap Equity Series ...........     1,853           29,586
  JNL/Putnam Growth Series ...................     7,655          159,528
  JNL/Putnam Value Equity Series .............     1,652           30,125
  T. Rowe Price/JNL International Equity
     Investment Series .......................     2,205           30,246
  T. Rowe Price/JNL Mid-Cap Growth Series ....     7,748          156,970
                                                           --------------

Total Investments -- 100%
  (cost $606,833) ............................                   $625,215
                                                           ==============

                     See notes to the financial statements.

                     JNL/S&P CONSERVATIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...    57,031         $555,480
  JNL Global Equities Series .................     5,590          123,822
  JNL/PIMCO Total Return Bond Series .........    23,379          241,504
  JNL/Putnam Growth Series ...................     5,852          121,951
  JNL/Putnam Value Equity Series .............     6,250          113,938
  Lazard/JNL Mid Cap Value Series ............    11,424          110,467
  Salomon Brothers/JNL Balanced Series .......    45,480          465,259
  Salomon Brothers/JNL Global Bond Series ....    40,993          467,322
  Salomon Brothers/JNL High Yield Bond Series     11,592          117,543
                                                           --------------

Total Investments -- 100%
  (cost $2,334,837) ..........................                 $2,317,286
                                                           ==============


                       JNL/S&P MODERATE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...    33,018         $321,599
  JNL Global Equities Series .................     4,000           88,606
  JNL/Alliance Growth Series .................     7,929           89,435
  JNL/Putnam Growth Series ...................     8,449          176,073
  Lazard/JNL Mid Cap Value Series ............    24,790          239,722
  Salomon Brothers/JNL Balanced Series .......    24,516          250,797
  Salomon Brothers/JNL Global Bond Series ....    22,080          251,712
  Salomon Brothers/JNL High Yield Bond Series     16,645          168,781
  T. Rowe Price/JNL Mid-Cap Growth Series ....     4,200           85,094
                                                           --------------

Total Investments -- 100%
  (cost $1,677,257) ..........................                 $1,671,819
                                                           ==============


                      JNL/S&P AGGRESSIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...     5,841          $56,895
  JNL Global Equities Series .................     1,410           31,233
  JNL/Alliance Growth Series .................     1,395           15,731
  JNL/Putnam Growth Series ...................     1,486           30,964
  Lazard/JNL Mid Cap Value Series ............     7,309           70,677
  Lazard/JNL Small Cap Value Series ..........     1,465           14,127
  Salomon Brothers/JNL Balanced Series .......     2,876           29,426
  Salomon Brothers/JNL Global Bond Series ....     1,294           14,752
  Salomon Brothers/JNL High Yield Bond Series      1,463           14,838
  T. Rowe Price/JNL Mid-Cap Growth Series ....       741           15,007
                                                           --------------

Total Investments -- 100%
  (cost $294,915) ............................                   $293,650
                                                           ==============

                     See notes to the financial statements.

                    JNL/S&P VERY AGGRESSIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...     2,394          $23,317
  JNL Global Equities Series .................     1,170           25,909
  JNL/Alliance Growth Series .................     5,774           65,128
  JNL/Putnam Growth Series ...................     3,069           63,961
  Lazard/JNL Mid Cap Value Series ............     6,000           58,016
  T. Rowe Price/JNL Mid-Cap Growth Series ....       610           12,355
                                                           --------------

Total Investments -- 100%
  (cost $244,322) ............................                   $248,686
                                                           ==============


                        JNL/S&P EQUITY GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...    11,396         $111,000
  JNL Global Equities Series .................     2,146           47,532
  JNL/Alliance Growth Series .................     2,129           24,016
  JNL/Putnam Growth Series ...................     3,428           71,449
  JNL/Putnam Value Equity Series .............     3,702           67,495
  Lazard/JNL Mid Cap Value Series ............    11,444          110,660
  Lazard/JNL Small Cap Value Series ..........     2,300           22,167
                                                           --------------

Total Investments -- 100%
  (cost $455,074) ............................                   $454,319
                                                           ==============


                   JNL/S&P EQUITY AGGRESSIVE GROWTH SERIES II
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 June 30, 1998

                                                                   Market
                                                  Shares            Value
                                                  ------            -----
Investment Company Securities  -- 100%

  Goldman Sachs/JNL Growth & Income Series ...     5,819          $56,681
  JNL Global Equities Series .................     1,140           25,256
  JNL/Alliance Growth Series .................     3,376           38,083
  JNL/Putnam Growth Series ...................     1,794           37,379
  Lazard/JNL Mid Cap Value Series ............     5,836           56,429
  Lazard/JNL Small Cap Value Series ..........     1,166           11,240
  T. Rowe Price/JNL Mid-Cap Growth Series ....       593           12,008
                                                           --------------

Total Investments -- 100%
  (cost $237,884) ............................                   $237,076
                                                           ==============


                     See notes to the financial statements.

                                JNL SERIES TRUST

                              FINANCIAL STATEMENTS


                               DECEMBER 31, 1997

                   REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------


To the Shareholders and Board of Trustees of JNL Series Trust

         In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sixteen Series comprising the JNL Series Trust (hereafter referred to as the "Trust") at December 31, 1997, and the results of each of their operations, changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP
/s/ Price Waterhouse LLP


Chicago, Illinois
February 6, 1998

                                JNL SERIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 1997

                                                   JNL           JNL             JNL                     JNL/Eagle      JNL/Eagle
                                            Aggressive       Capital          Global      JNL/Alger           Core       SmallCap
                                                Growth        Growth        Equities         Growth         Equity         Equity
                                                Series        Series          Series         Series         Series         Series
                                            ----------       -------          ------      ---------     ----------       --------
Assets
Investments in securities, at cost .....  $ 75,870,116   $ 61,149,807   $133,760,561   $ 76,262,289   $ 10,563,803   $ 12,913,464
                                          ============   ============   ============   ============   ============   ============

Investments in securities, at value ....  $ 81,703,080   $ 73,937,968   $150,681,907   $ 88,020,185   $ 12,065,928   $ 14,348,909
Cash ...................................        59,059         95,038        206,832           --             --             --
Foreign currency .......................        89,557         67,392      1,835,596           --             --             --
Receivables:
   Dividends and interest ..............        14,373         18,713         38,203         54,156         22,281          7,387
   Forward foreign currency
      exchange contracts ...............       158,994        116,139      1,021,803           --             --             --
   Foreign taxes recoverable ...........         4,500          2,413         71,498           --               94           --
   Fund shares sold ....................        36,940         61,370        102,179         55,105          7,839          8,334
   Investment securities sold ..........     1,258,072      1,456,301        448,313      2,357,713        200,611           --
   Reimbursement from Adviser ..........         5,405           --           99,547           --             --            1,639
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total assets ...........................    83,329,980     75,755,334    154,505,878     90,487,159     12,296,753     14,366,269
                                          ------------   ------------   ------------   ------------   ------------   ------------
Liabilities
Payables:
   Investment advisory fees ............        61,473         57,061        125,168         69,069          8,712         10,337
   Forward foreign currency
      exchange contracts ...............       170,192        131,856      1,079,888           --             --             --
   Fund shares redeemed ................        44,413         20,726        529,720         42,647            404            461
   Investment securities purchased .....     4,178,454      1,776,524      1,694,928      4,477,557        378,644        850,034
Reverse repurchase agreements ..........          --             --             --             --             --             --
Call options written, at value
   (Premiums received $1,038) ..........          --             --             --             --              581           --
Other liabilities ......................         5,104         20,368         25,899         21,039         11,944         12,058
                                          ------------   ------------   ------------   ------------   ------------   ------------
Total liabilities ......................     4,459,636      2,006,535      3,455,603      4,610,312        400,285        872,890
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net assets .............................  $ 78,870,344   $ 73,748,799   $151,050,275   $ 85,876,847   $ 11,896,468   $ 13,493,379
                                          ============   ============   ============   ============   ============   ============
Net assets consist of:
Paid-in capital ........................  $ 72,393,224   $ 61,090,023   $135,778,668   $ 73,023,895   $ 10,355,280   $ 11,860,477
Undistributed net investment income ....       381,611        -17,785        633,816           --              133            390
Accumulated net realized gain (loss)
   on investments and foreign
   currency related items ..............       271,967        -94,586     -2,217,633      1,095,056         38,471        197,067
Net unrealized appreciation
   (depreciation) on:
   Investments .........................     5,832,964     12,788,161     16,921,346     11,757,896      1,502,125      1,435,445
   Foreign currency related items ......        -9,422        -17,014        -65,922           --                2           --
   Options written .....................          --             --             --             --              457           --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net assets .............................  $ 78,870,344   $ 73,748,799   $151,050,275   $ 85,876,847   $ 11,896,468   $ 13,493,379
                                          ============   ============   ============   ============   ============   ============
Total shares outstanding (no par
   value), unlimited shares
   authorized ..........................     5,426,451      4,469,585      8,642,845      6,333,265        865,023        916,112
                                          ============   ============   ============   ============   ============   ============
Net asset value, offering and
   redemption price per share ..........  $      14.53   $      16.50   $      17.48   $      13.56   $      13.75   $      14.73
                                          ============   ============   ============   ============   ============   ============

                     See notes to the financial statements.

                                JNL SERIES TRUST

                                                                                                PPM            PPM
                                                          JNL/Putnam             PPM    America/JNL    America/JNL
                                            JNL/Putnam         Value     America/JNL     High Yield          Money
                                                Growth        Equity        Balanced           Bond         Market
                                                Series        Series          Series         Series         Series
                                            ----------    ----------     -----------     ----------    -----------
Assets
Investments in securities, at cost .....  $ 74,166,450  $103,480,721    $ 55,447,930   $ 59,533,930   $ 41,810,074
                                          ============  ============    ============   ============   ============
Investments in securities, at value ....  $ 84,739,666  $109,198,012    $ 59,053,344   $ 61,303,164   $ 41,810,074
Cash ...................................          --            --              --             --             --
Foreign currency .......................          --            --              --             --             --
Receivables:
   Dividends and interest ..............        73,895       208,562         513,740      1,278,353              8
   Forward foreign currency
      exchange contracts ...............          --            --              --             --             --
   Foreign taxes recoverable ...........          --           2,122            --             --             --
   Fund shares sold ....................       360,342       293,429         199,767        190,180         41,732
   Investment securities sold ..........       249,901     2,521,449            --             --             --
   Reimbursement from Adviser ..........          --          19,709            --             --             --
                                          ------------  ------------    ------------   ------------   ------------
Total assets ...........................    85,423,804   112,243,283      59,766,851     62,771,697     41,851,814
                                          ------------  ------------    ------------   ------------   ------------
Liabilities
Payables:
   Investment advisory fees ............        60,730        78,326          36,101         37,515         20,397
   Forward foreign currency
      exchange contracts ...............          --            --              --             --             --
   Fund shares redeemed ................         7,744        12,106          19,480          7,756          9,949
   Investment securities purchased .....     1,728,693     3,573,732            --             --             --
Reverse repurchase agreements ..........          --            --              --             --             --
Call options written, at value
   (Premiums received $1,038) ..........          --            --              --             --             --
Other liabilities ......................        14,185        14,097          16,779         14,762         13,621
                                          ------------  ------------    ------------   ------------   ------------
Total liabilities ......................     1,811,352     3,678,261          72,360         60,033         43,967
                                          ------------  ------------    ------------   ------------   ------------
Net assets .............................  $ 83,612,452  $108,565,022    $ 59,694,491   $ 62,711,664   $ 41,807,847
                                          ============  ============    ============   ============   ============
Net assets consist of:
Paid-in capital ........................  $ 72,727,429  $102,587,093    $ 55,882,345   $ 60,738,884   $ 41,807,847
Undistributed net investment income ....        85,266         7,901          11,253          4,258           --
Accumulated net realized gain (loss)
   on investments and foreign
   currency related items ..............       226,541       252,737         195,479        199,288           --
Net unrealized appreciation (depreciation) on:
   Investments .........................    10,573,216     5,717,291       3,605,414      1,769,234           --
   Foreign currency related items ......          --            --              --             --             --
   Options written .....................          --            --              --             --             --
                                          ------------  ------------    ------------   ------------   ------------
Net assets .............................  $ 83,612,452  $108,565,022    $ 59,694,491   $ 62,711,664   $ 41,807,847
                                          ============  ============    ============   ============   ============
Total shares outstanding (no par
   value), unlimited shares
   authorized ..........................     4,922,609     6,453,704       4,570,872      5,462,564     41,807,847
                                          ============  ============    ============   ============   ============
Net asset value, offering and
   redemption price per share ..........  $      16.99  $      16.82    $      13.06   $      11.48   $       1.00
                                          ============  ============    ============   ============   ============

                     See notes to the financial statements.

                                JNL SERIES TRUST


                                                                                           T. Rowe
                                               Salomon         Salomon       T. Rowe      Price/JNL        T. Rowe
                                          Brothers/JNL    Brothers/JNL     Price/JNL  International      Price/JNL
                                                Global U.S. Government   Established         Equity        Mid-Cap
                                                  Bond  & Quality Bond        Growth     Investment         Growth
                                                Series          Series        Series         Series         Series
                                          ------------    ------------     ---------  -------------      ---------
Assets
Investments in securities, at cost .....  $ 39,448,629  $ 31,752,904    $106,678,983   $ 73,454,612   $107,647,880
                                          ============  ============    ============   ============   ============

Investments in securities, at value ....  $ 40,329,980  $ 32,441,788    $124,278,380   $ 78,308,997   $127,413,759
Cash ...................................          --          13,800            --            1,329           --
Foreign currency .......................         2,554          --            39,663        318,604            262
Receivables:
   Dividends and interest ..............       574,455       229,508         123,061         72,767         31,566
   Forward foreign currency
      exchange contracts ...............        44,231          --              --                4           --
   Foreign taxes recoverable ...........           255          --             7,038         67,255            314
   Fund shares sold ....................        23,222        39,788         183,864         32,831        142,538
   Investment securities sold ..........          --       1,049,239         452,165              8        688,164
   Reimbursement from Adviser ..........          --            --              --             --             --
                                          ------------  ------------    ------------   ------------   ------------
Total assets ...........................    40,974,697    33,774,123     125,084,171     78,801,795    128,276,603
                                          ------------  ------------    ------------   ------------   ------------
Payables:
   Investment advisory fees ............        25,793        14,412          85,195         72,103         97,412
   Forward foreign currency
      exchange contracts ...............         7,663          --                52           --             --
   Fund shares redeemed ................         3,339           971          20,483         12,651         51,353
   Investment securities purchased .....     4,159,327     5,889,298         939,418              6      1,057,297
Reverse repurchase agreements ..........          --       2,467,500            --             --             --
Call options written, at value
   (Premiums received $1,038) ..........          --            --              --             --             --
Other liabilities ......................        53,743        13,409          17,079         32,387         18,272
                                          ------------  ------------    ------------   ------------   ------------
Total liabilities ......................     4,249,865     8,385,590       1,062,227        117,147      1,224,334
                                          ------------  ------------    ------------   ------------   ------------
Net assets .............................  $ 36,724,832  $ 25,388,533    $124,021,944   $ 78,684,648   $127,052,269
                                          ============  ============    ============   ============   ============
Net assets consist of:
Paid-in capital ........................  $ 35,827,391  $ 24,671,400    $105,652,218   $ 74,767,969   $105,943,206
Undistributed net investment income ....       -15,879         5,716          57,546        -69,263           --
Accumulated net realized gain (loss)
   on investments and foreign
   currency related items ..............        -3,325        22,533         723,591       -866,483      1,343,181
Net unrealized appreciation
   (depreciation) on:
   Investments .........................       881,351       688,884      17,589,318      4,854,385     19,765,879
   Foreign currency related items ......        35,294          --              -729         -1,960              3
   Options written .....................          --            --              --             --             --
                                          ------------  ------------    ------------   ------------   ------------
Net assets .............................  $ 36,724,832  $ 25,388,533    $124,021,944   $ 78,684,648   $127,052,269
                                          ============  ============    ============   ============   ============
Total shares outstanding (no par
   value), unlimited shares
   authorized ..........................     3,302,198     2,374,135       7,937,589      6,506,743      7,315,779
                                          ============  ============    ============   ============   ============
Net asset value, offering and
   redemption price per share ..........  $      11.12  $      10.69    $      15.62   $      12.09   $      17.37
                                          ============  ============    ============   ============   ============

                     See notes to the financial statements.

                                JNL SERIES TRUST

                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 1997



                                       JNL          JNL          JNL                    JNL/Eagle    JNL/Eagle
                                    Aggressive    Capital       Global     JNL/Alger       Core       SmallCap    JNL/Putnam
                                      Growth       Growth      Equities      Growth       Equity       Equity       Growth
                                      Series       Series       Series       Series       Series       Series       Series
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income
   Dividends.....................      $317,704     $190,645   $1,191,385     $412,080     $121,218      $17,870     $587,612
   Interest......................       561,415      275,125      504,175      241,637       19,111       23,809      205,211
   Foreign tax withholding.......       (11,071)      (8,037)    (132,482)      (2,212)        (874)        (131)      (5,344)
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total investment
income........................          868,048      457,733    1,563,078      651,505      139,455       41,548      787,479
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------

Expenses
   Investment advisory fees......       555,594      545,552    1,054,206      616,473       61,251       70,893      491,147
   Custodian fees................        73,243       36,073      304,044       12,613        7,078        2,576       22,877
   Portfolio accounting fees.....        22,011       22,011       38,503       24,279       24,090       24,090       24,279
   Professional fees.............        21,124       21,043       34,660       24,080        9,455       10,855       23,260
   Other.........................        11,464       12,911       14,155       18,735        3,201        3,901       10,354
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total operating expenses.........       683,436      637,590    1,445,568      696,180      105,075      112,315      571,917
Less:
   Reimbursement from Adviser....        40,117        5,898      232,508            -       33,615       30,228            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net operating expenses before
   interest expense and dividends
   on short positions............       643,319      631,692    1,213,060      696,180       71,460       82,087      571,917
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Interest expense..............             -            -            -            -            -            -       13,626
   Dividends on short positions..             -            -            -            -            -            -       32,300
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net expenses.....................       643,319      631,692    1,213,060      696,180       71,460       82,087      617,843
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss).....       224,729     (173,959)     350,018      (44,675)      67,995      (40,539)     169,636
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------

Realized and unrealized gains
   (losses)
Net realized gain (loss) on:
   Investments...................     3,168,146      250,781    2,376,160    5,005,844      237,222      247,335      408,288
   Foreign currency related items       149,464     (105,156)   1,151,326            -            -           (2)          (4)
   Options written...............             -            -            -            -       (4,015)           -            -
   Short transactions............             -            -            -            -            -            -      651,873
   Futures transactions..........       (10,119)           -      (47,529)           -            -            -            -

Net change in unrealized
   appreciation(depreciation) on:
   Investments...................     3,997,177   10,161,826   10,283,961    8,093,212    1,422,396    1,221,736   10,282,868
   Foreign currency related items        (5,389)      55,218     (207,133)           -            2            -            -
   Optionswritten................             -            -            -            -          914            -            -
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized and unrealized gains     7,299,279   10,362,669   13,556,785   13,099,056    1,656,519    1,469,069   11,343,025
                                    -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net increase in net assets
   resulting from operations.....    $7,524,008  $10,188,710  $13,906,803  $13,054,381   $1,724,514   $1,428,530  $11,512,661
                                    ===========  ===========  ===========  ===========  ===========  ===========  ===========




                     See notes to the financial statements.

                                                                       PPM             PPM                             Salomon
                                     JNL/Putnam         PPM        America/JNL     America/JNL       Salomon         Brothers/JNL
                                       Value        America/JNL     High Yield        Money       Brothers/JNL     U.S. Government
                                       Equity        Balanced          Bond          Market        Global Bond      & Quality Bond
                                       Series         Series          Series         Series          Series             Series

                                     -----------  --------------  -------------  --------------  --------------   -----------------
Investment income
   Dividends.....................    $1,223,694     $459,157          $44,134               -                -                 -
   Interest......................       150,694    1,468,519        3,295,272       1,958,419        1,966,487         1,171,785
   Foreign tax withholding.......        (8,094)        (716)               -               -                -                 -
Total investment                     -----------  --------------  -------------  --------------  --------------   -----------------
income........................        1,366,294    1,926,960        3,339,406       1,958,419        1,966,487         1,171,785
                                     -----------  --------------  -------------  --------------  --------------   -----------------

Expenses
   Investment advisory fees......       487,619      324,299          276,133         207,184          213,262           118,459
   Custodian fees................        61,800       14,607           11,299          11,699           17,464             5,314
   Portfolio accounting fees.....        24,279       24,468           24,279          24,468           20,128            22,578
   Professional fees.............        21,790       15,053           14,128          11,742           11,419            10,446
   Other.........................         8,803        8,998            7,623           7,093            5,992             5,315
                                     -----------  --------------  -------------  --------------  --------------   -----------------
Total operating expenses.........        604,291     387,425          333,462         262,186          268,265           162,112

Less:
   Reimbursement from Adviser....        33,369        1,041            1,995           3,206           17,369            18,269
                                     -----------  --------------  -------------  --------------  --------------   -----------------
Net operating expenses before
   interest expense and dividends
   on short positions............       570,922      386,384          331,467         258,980          250,896           143,843
                                     -----------  --------------  -------------  --------------  --------------   -----------------
   Interest expense..............             -            -                -               -            2,869            14,647
   Dividends on short positions..             -            -                -               -                -                 -
                                     -----------  --------------  -------------  --------------  --------------   -----------------
Net expenses.....................       570,922      386,384          331,467         258,980          253,765           158,490
                                     -----------  --------------  -------------  --------------  --------------   -----------------
Net investment income (loss).....       795,372    1,540,576        3,007,939         1,699,439      1,712,722         1,013,295
                                     -----------  --------------  -------------  --------------  --------------   -----------------

Realized and unrealized gains
   (losses)
Net realized gain (loss) on:
   Investments...................     4,469,530    2,477,967        1,066,669               -           76,786            13,329
   Foreign currency related items            (3)           -                -               -           74,761                 -
   Options written...............             -            -                -               -                -                 -
   Short transactions............             -            -                -               -                -                 -
   Futures transactions..........             -            -                -               -                -                 -
Net change in unrealized
   appreciation (depreciation) on:
   Investments...................    3,766,196      2,991,325       1,355,284               -          677,987           639,103
   Foreign currency related items             -            -                -               -                -                 -
   Options written...............             -            -                -               -                -                 -
                                     -----------  --------------  -------------  --------------  --------------   -----------------
Net realized and unrealized gains     8,235,723    5,469,292        2,421,953               -          880,489           652,432
                                     -----------  --------------  -------------  --------------  --------------   -----------------

Net increase in net assets
   resulting from operations.....    $9,031,095   $7,009,868       $5,429,892      $1,699,439       $2,593,211        $1,665,727
                                     =========== ===============  ============   ==============  ==============   =================






                     See notes to the financial statements.

                                                              T. Rowe
                                               T. Rowe       Price/JNL    T. Rowe
                                              Price/JNL    International  Price/JNL
                                             Established       Equity      Mid-Cap
                                                Growth       Investment    Growth
                                                Series         Series      Series
                                                ------         ------      ------
Investment income
   Dividends ......................         $  840,106     $1,305,682     $  251,866
   Interest .......................            277,139        194,449        462,710
   Foreign tax withholding ........            (25,079)      (150,818)        (1,014)
                                            ----------     ----------     ----------
Total investment income ...........          1,092,166      1,349,313        713,562
                                            ----------     ----------     ----------
Expenses ..........................
   Investment advisory fees .......            657,716        742,729        841,570
   Custodian fees .................             37,046         79,709         25,953
   Portfolio accounting fees ......             22,200         38,573         23,712
   Professional fees ..............             27,781         25,067         32,914
   Other ..........................             13,067         13,873         17,265
                                             ----------     ----------     ----------
Total operating expenses ..........            757,810        899,951        941,414
Less:
   Reimbursement from Adviser .....               --           53,287           --
                                             ----------     ----------     ----------
Net operating expenses before
   interest expense and dividends .
   on short positions .............            757,810        846,664        941,414
   Interest expense ...............               --
   Dividends on short positions ...               --             --             --
                                            ----------     ----------     ----------
Net expenses ......................            757,810        846,664        941,414
                                            ----------     ----------     ----------
Net investment income (loss) ......            334,356        502,649       (227,852)
                                            ----------     ----------     ----------
Realized and unrealized gains
   (losses)
Net realized gain (loss) on:
   Investments ....................          5,371,177        513,591      3,012,259
   Foreign currency related items              (22,021)       (43,913)        (9,918)
   Options written.................               --             --             --
   Short transactions..............               --             --             --
   Futures transactions............               --             --             --

Net change in unrealized
   appreciation (depreciation) on:
   Investments ....................         13,594,661       (279,483)    14,655,100
   Foreign currency related items                 (785)        (5,020)             3
   Options written.................               --             --             --
                                            ----------     ----------     ----------
Net realized and unrealized gains..         18,943,032        185,175     17,657,444
                                            ----------     ----------     ----------
Net increase in net assets
   resulting from operations ......        $19,277,388       $687,824    $17,429,592
                                           ===========     ==========    ===========


                     See notes to the financial statements.

                                JNL SERIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    JNL Aggressive               JNL Capital                    JNL Global
                                                    Growth Series                Growth Series                  Equities Series
                                           ----------------------------- --------------------------    ----------------------------
                                                            Period from                 Period from                     Period from
                                                            April 1,                    April 1,                        April 1,
                                            Year ended      1996 to      Year ended     1996 to         Year ended      1996 to
                                            December 31,    December 31, December 31,   December 31,    December 31,    December 31,
                                            1997            1996         1997           1996            1997            1996
                                           ------------    ------------- ------------  ------------    ------------    ------------
Operations:
   Net investment income (loss) ........   $    224,729   $    119,340   $    173,959)   $    163,301   $    350,018   $     92,001
   Net realized gain (loss) on:
      Investments ......................      3,158,027        602,416        250,781        (221,942)     2,328,631      1,196,113
      Foreign currency related
         items .........................        149,464          9,765       (105,156)         28,945      1,151,326         (2,943)
   Net change in unrealized
      appreciation (depreciation) on:
      Investments ......................      3,997,177        999,505     10,161,826         872,041     10,283,961      4,236,085
      Foreign currency related
         items .........................         (5,389)        (4,062)        55,218         (71,967)      (207,133)       128,253
                                           ------------   ------------   ------------    ------------   ------------   ------------
   Net increase in net assets
      from operations ..................      7,524,008      1,726,964     10,188,710         770,378     13,906,803      5,649,509
                                           ------------   ------------   ------------    ------------   ------------   ------------
Distributions to shareholders:
   From net investment income ..........           --         (104,404)       (82,884)             (3)          --         (238,326)
   From net realized gains on
      investment transactions ..........     (2,833,974)    (1,470,576)      (157,215)       (390,495)    (5,237,204)    (2,687,572)
   Return of capital ...................           --         (289,382)      (331,198)           --             --         (955,663)
                                           ------------   ------------   ------------    ------------   ------------   ------------
   Total distributions to
      shareholders .....................     (2,833,974)    (1,864,362)      (571,297)       (390,498)    (5,237,204)    (3,881,561)
                                           ------------   ------------   ------------    ------------   ------------   ------------
Share transactions:
   Proceeds from the sale of
      shares ...........................     54,409,351     26,877,906     40,823,421      34,276,844    109,725,346     38,726,566
   Reinvestment of distributions .......      2,776,615      1,746,593        557,860         374,294      5,176,815      3,277,573
   Cost of shares redeemed .............    (12,560,301)    (7,459,511)   (14,196,046)     (7,662,400)   (21,159,959)   (11,274,162)
   Net increase in net assets
      from share transactions ..........     44,625,665     21,164,988     27,185,235      26,988,738     93,742,202     30,729,977
                                           ------------   ------------   ------------    ------------   ------------   ------------
Net increase in net assets .............     49,315,699     21,027,590     36,802,648      27,368,618    102,411,801     32,497,925
Net assets beginning of
   period ..............................     29,554,645      8,527,055     36,946,151       9,577,533     48,638,474     16,140,549
                                           ------------   ------------   ------------    ------------   ------------   ------------
Net assets end of period ...............   $ 78,870,344   $ 29,554,645   $ 73,748,799    $ 36,946,151   $151,050,275   $ 48,638,474
                                           ============   ============   ============    ============   ============   ============
Undistributed net
   investment income (loss) ............   $    381,611   $      7,694   $    (17,785)   $    133,876   $    633,816   $   (149,359)
                                           ============   ============   ============    ============   ============   ============

----------
*Commencement of operations.


                     See notes to the financial statements.

                                JNL SERIES TRUST

                                                                                JNL/Eagle Core               JNL/Eagle SmallCap
                                              JNL/Alger Growth Series           Equity Series                   Equity SerieS
                                           ----------------------------   --------------------------    ---------------------------
                                                            Period from                  Period from                   Period from
                                                            April 1,                     September 16,                 September 16,
                                           Year ended       1996 to        Year ended    1996* to       Year ended     1996* to
                                           December 31,     December 31,   December 31,  December 31,   December 31,   December 31,
                                           1997             1996           1997          1996           1997           1996
                                          ------------     ------------   ------------  ------------   ------------   -------------
Operations:
   Net investment income (loss) ........   $    (44,675)  $     (3,590)  $     67,995    $      4,657  $     (40,539)  $     (1,017)
   Net realized gain (loss) on:
      Investments ......................      5,005,844       (523,886)       233,207          (4,427)       247,335         (9,337)
      Foreign currency related
         items .........................           --             --             --              --               (2)          --
   Net change in unrealized
      appreciation (depreciation) on:
      Investments ......................      8,093,212      3,281,071      1,423,310          79,272      1,221,736        213,709
      Foreign currency related
         items .........................           --             --                2            --             --             --
                                           ------------   ------------   ------------    ------------  -------------   ------------
   Net increase in net assets
      from operations ..................     13,054,381      2,753,595      1,724,514          79,502      1,428,530        203,355
                                           ------------   ------------   ------------    ------------  -------------   ------------
Distributions to shareholders:
   From net investment income ..........           --             --          (67,862)         (4,657)          --             --
   From net realized gains on
      investment transactions ..........     (3,165,534)          --         (190,309)           --             --             --
   Return of capital ...................           --             --             --              (320)          --             --
                                           ------------   ------------   ------------    ------------  -------------   ------------
   Total distributions to
      shareholders .....................     (3,165,534)          --         (258,171)         (4,977)          --             --
                                           ------------   ------------   ------------    ------------  -------------   ------------
Share transactions:
   Proceeds from the sale of
      shares ...........................     45,948,085     34,332,656      8,561,855       2,027,399     12,054,510      1,760,997
   Reinvestment of distributions .......      3,096,106           --          227,752           2,270           --             --
   Cost of shares redeemed .............    (11,308,282)    (7,483,397)      (313,679)       (149,997)    (1,933,750)       (20,263)
                                           ------------   ------------   ------------    ------------  -------------   ------------
   Net increase in net assets
      from share transactions ..........     37,735,909     26,849,259      8,475,928       1,879,672     10,120,760      1,740,734
                                           ------------   ------------   ------------    ------------  -------------   ------------
Net increase in net assets .............     47,624,756     29,602,854      9,942,271       1,954,197     11,549,290      1,944,089
Net assets beginning of
   period ..............................     38,252,091      8,649,237      1,954,197            --        1,944,089           --
                                           ------------   ------------   ------------    ------------  -------------   ------------
Net assets end of period ...............   $ 85,876,847   $ 38,252,091   $ 11,896,468    $  1,954,197  $  13,493,379   $  1,944,089
                                           ============   ============   ============    ============  =============   ============
Undistributed net
   investment income (loss) ............   $       --     $       --     $        133    $       --    $         390   $       --
                                           ============   ============   ============    ============  =============   ============

----------
* Commencement of operations.

                       See notes to financial statements.

                                JNL SERIES TRUST


                                                   JNL/Putnam                     JNL/Putnam Value            PPM America/JNL
                                                   Growth Series                  Equity Series               Balanced Series
                                           ---------------------------   ----------------------------  ----------------------------
                                                           Period from                    Period from                  Period from
                                                           April 1,                       April 1,                     April 1,
                                            Year ended     1996 to        Year ended      1996 to       Year ended     1996 to
                                            December 31,   December 31,   December 31,    December 31,  December 31,   December 31,
                                            1997           1996           1997            1996          1997           1996
                                           ------------   ------------   ------------    ------------  ------------   ------------
Operations:
   Net investment income (loss) ........   $    169,636   $     80,288   $    795,372    $    174,463   $  1,540,576   $    279,327
   Net realized gain (loss) on:
      Investments ......................      1,060,161      1,130,393      4,469,530         299,700      2,477,967        933,110
      Foreign currency related
         items .........................             (4)          --               (3)           --             --             --
   Net change in unrealized
      appreciation (depreciation) on:
      Investments ......................     10,282,868        152,651      3,766,196       1,455,960      2,991,325        476,858
      Foreign currency related
         items .........................           --             --             --              --             --             --
                                           ------------   ------------   ------------    ------------   ------------   ------------
   Net increase in net assets
      from operations ..................     11,512,661      1,363,332      9,031,095       1,930,123      7,009,868      1,689,295
                                           ------------   ------------   ------------    ------------   ------------   ------------
Distributions to shareholders:
   From net investment income ..........        (84,366)       (83,226)      (792,740)       (183,956)    (1,524,222)      (301,815)
   From net realized gain on
      investment transactions ..........     (1,494,204)      (608,389)    (4,348,955)       (226,911)    (2,918,420)      (364,079)
   Return of capital ...................           --             --             --              --             --             --
                                           ------------   ------------   ------------    ------------   ------------   ------------
  Total distributions to
      shareholders .....................     (1,578,570)      (691,615)    (5,141,695)       (410,867)    (4,442,642)      (665,894)
                                           ------------   ------------   ------------    ------------   ------------   ------------
Share transactions:
   Proceeds from the sale of
      shares ...........................     73,766,092     21,124,451     87,596,492      15,648,559     33,426,507     21,937,839
   Reinvestment of distributions .......      1,560,371        673,981      5,112,708         398,998      4,400,386        652,446
   Cost of shares redeemed .............    (24,451,617)    (2,184,704)    (5,794,256)     (3,171,440)    (5,118,205)    (3,955,738)
   Net increase in net assets
      from share transactions ..........     50,874,846     19,613,728     86,914,944      12,876,117     32,708,688     18,634,547

Net increase in net assets .............     60,808,937     20,285,445     90,804,344      14,395,373     35,275,914     19,657,948
Net assets beginning of
   period ..............................     22,803,515      2,518,070     17,760,678       3,365,305     24,418,577      4,760,629

Net assets end of period ...............   $ 83,612,452   $ 22,803,515   $108,565,022    $ 17,760,678   $ 59,694,491   $ 24,418,577
                                           ============   ============   ============    ============   ============   ============
Undistributed net
   investment income (loss) ............   $    85,266    $       --     $      7,901    $      5,272   $     11,253   $      2,086
                                           ============   ============   ============    ============   ============   ============

----------
* Commencement of operations.


                     See notes to the financial statements.

                                JNL SERIES TRUST


                                              PPM America/JNL                 PPM America/JNL             Salomon Brothers/JNL
                                              High Yield Bond Series          Money Market Series         Global Bond Series
                                           ------------------------------  -------------------------   ----------------------------
                                                              Period from                 Period from                  Period from
                                                              April 1,                    April 1,                     April 1,
                                           Year ended         1996 to       Year ended    1996 to        Year ended    1996 to
                                           December 31,       December 31,  December 31,  December 31,   December 31,  December 31,
                                           1997               1996          1997          1996           1997          1996
                                           ------------       ------------  ------------  ------------   ------------  ------------
Operations:
   Net investment income (loss) ........   $  3,007,939   $    691,766   $  1,699,439    $    614,491   $  1,712,722   $    574,698
   Net realized gain (loss) on:
      Investments ......................      1,066,669        217,828           --              --           76,786        275,846
      Foreign currency related
         items .........................           --             --             --              --           74,761         57,170
   Net change in unrealized
      appreciation (depreciation) on:
      Investments ......................      1,355,284        383,145           --              --          677,987        178,039
      Foreign currency related
         items .........................           --             --             --              --           50,955        (21,421)
   Net increase in net assets
      from operations ..................      5,429,892      1,292,739      1,699,439         614,491      2,593,211      1,064,332

Distributions to shareholders:
   From net investment income ..........     (3,009,722)      (798,203)    (1,699,439)       (614,491)    (1,801,495)      (754,598)
   From net realized gain on
      investment transactions ..........     (1,036,946)       (23,388)          --              --         (164,331)      (280,691)
   Return of capital ...................           --             --             --              --          (33,012)          --
                                           ------------   ------------   ------------    ------------   ------------   ------------
   Total distributions to
      shareholders .....................     (4,046,668)      (821,591)    (1,699,439)       (614,491)    (1,998,838)    (1,035,289)
                                           ------------   ------------   ------------    ------------   ------------   ------------
Share transactions:
   Proceeds from the sale of
      shares ...........................     51,335,721     12,401,767     87,270,526      43,176,521     26,946,293      9,953,802
   Reinvestment of distributions .......      4,011,473        790,186      1,658,199         606,298      1,962,974        870,854
   Cost of shares redeemed .............     (7,415,150)    (6,422,234)   (70,873,065)    (26,846,271)    (5,261,751)    (4,750,819
                                           ------------   ------------   ------------    ------------   ------------   ------------)
   Net increase in net assets
      from share transactions ..........     47,932,044      6,769,719     18,055,660      16,936,548     23,647,516      6,073,837
                                           ------------   ------------   ------------    ------------   ------------   ------------
Net increase in net assets .............     49,315,268      7,240,867     18,055,660      16,936,548     24,241,889      6,102,880
Net assets beginning of
   period ..............................     13,396,396      6,155,529     23,752,187       6,815,639     12,482,943      6,380,063
                                           ------------   ------------   ------------    ------------   ------------   ------------
Net assets end of period ...............   $ 62,711,664   $ 13,396,396   $ 41,807,847    $ 23,752,187   $ 36,724,832   $ 12,482,943
                                           ============   ============   ============    ============   ============   ============
Undistributed net
   investment income (loss) ............   $      4,258                      $6,041 $    $       --     $    (15,879)  $     24,906
                                           ============   ============   ============    ============   ============   ============

----------
* Commencement of operations.

                       See notes to financial statements.

                                JNL SERIES TRUST


                                                Salomon Brothers/JNL                                      T. Rowe Price/JNL
                                                U.S. Government              T. Rowe Price/JNL            International
                                                & Quality Bond Series        Established Growth Series    Equity Investment Series
                                           ---------------------------   ----------------------------   ---------------------------
                                                          Period from                    Period from                   Period from
                                                          April 1,                       April 1,                      April 1,
                                           Year ended     1996 to        Year ended      1996 to        Year ended     1996 to
                                           December 31,   December 31,   December 31,    December 31,   December 31,   December 31,
                                           1997           1996           1997            1996           1997           1996
                                           ------------   ------------   ------------    ------------   ------------   ------------
Operations:
   Net investment income (loss) ........   $  1,013,295   $    288,314   $    334,356    $     93,779   $    502,649   $    294,949
   Net realized gain (loss) on:
      Investments ......................         13,329         29,022      5,371,177          93,499        513,591        203,836
      Foreign currency related
         items .........................           --             --          (22,021)        (12,360)       (43,913)        25,484
   Net change in unrealized
      appreciation (depreciation) on:
      Investments ......................        639,103         82,805     13,594,661       3,384,049       (279,483)     2,679,873
      Foreign currency related
         items .........................           --             --             (785)             44         (5,020)         2,709
                                           ------------   ------------   ------------    ------------   ------------   ------------
   Net increase in net assets
      from operations ..................      1,665,727        400,141     19,277,388       3,559,011        687,824      3,206,851
                                           ------------   ------------   ------------    ------------   ------------   ------------
Distributions to shareholders:
   From net investment income ..........       (965,070)      (318,115)      (250,893)        (91,356)      (531,066)      (465,733)
   From net realized gain on
      investment transactions ..........        (43,260)       (30,967)    (4,612,029)       (212,086)    (1,459,893)       (51,200)
   Return of capital ...................           --             --             --        (1,234,953)           --             --
                                           ------------   ------------   ------------    ------------   ------------   ------------
   Total distributions to
      shareholders .....................     (1,008,330)      (349,082)    (4,862,922)     (1,538,395)    (1,990,959)      (516,933)
                                           ------------   ------------   ------------    ------------   ------------   ------------
Share transactions:
   Proceeds from the sale of
      shares ...........................     18,344,542      8,748,229     84,604,291      27,757,264     38,069,689     22,581,023
   Reinvestment of distributions .......        986,266        330,365      4,813,632       1,489,773      1,367,879        255,509
   Cost of shares redeemed .............     (4,431,412)    (2,304,702)   (12,101,386)     (7,748,754)    (7,654,114)    (1,533,092)
   Net increase in net assets
      from share transactions ..........     14,899,396      6,773,892     77,316,537      21,498,283     31,783,454     21,303,440

Net increase in net assets .............     15,556,793      6,824,951     91,731,003      23,518,899     30,480,319     23,993,358
Net assets beginning of
   period ..............................      9,831,740      3,006,789     32,290,941       8,772,042     48,204,329     24,210,971
                                           ------------   ------------   ------------    ------------   ------------   ------------
Net assets end of period ...............   $ 25,388,533   $  9,831,740   $124,021,944    $ 32,290,941   $ 78,684,648   $ 48,204,329
                                           ============   ============   ============    ============   ============   ============
Undistributed net
   investment income (loss) ............       $5,716 $           --     $     57,546    $     (3,896)  $    (69,263)  $     65,539
                                           ============   ============   ============    ============   ============   ============

----------
* Commencement of operations.


                     See notes to the financial statements.

                                JNL SERIES TRUST

                                                T. Rowe Price/JNL
                                                Mid-Cap Growth Series
                                           ---------------------------
                                                           Period from
                                                           April 1,
                                           Year ended      1996 to
                                           December 31,    December 31,
                                           1997            1996
                                           ------------   ------------
Operations:
   Net investment income (loss) ........   $   (227,852)  $    (39,345)
   Net realized gain (loss) on:
      Investments ......................      3,012,259        750,795
      Foreign currency related
         items .........................         (9,918)            (3)
   Net change in unrealized
      appreciation (depreciation) on:
      Investments ......................     14,655,100      3,708,604
      Foreign currency related
         items .........................              3           --
                                           ------------   ------------
   Net increase in net assets
      from operations ..................     17,429,592      4,420,051
                                           ------------   ------------
Distributions to shareholders:
   From net investment income ..........           --         (144,094)
   From net realized gain on
      investment transactions ..........     (1,652,413)    (1,107,685)
   Return of capital ...................           --             --
                                           ------------   ------------
   Total distributions to
      shareholders .....................     (1,652,413)    (1,251,779)
                                           ------------   ------------
Share transactions:
   Proceeds from the sale of
      shares ...........................     76,676,391     41,147,930
   Reinvestment of distributions .......      1,622,324      1,198,205
   Cost of shares redeemed .............    (14,128,114)    (8,955,066)
                                           ------------   ------------
   Net increase in net assets
      from share transactions ..........     64,170,601     33,391,069
                                           ------------   ------------
Net increase in net assets .............     79,947,780     36,559,341
Net assets beginning of
   period ..............................     47,104,489     10,545,148
                                           ------------   ------------
Net assets end of period ...............   $127,052,269   $ 47,104,489
                                           ============   ============
Undistributed net
   investment income (loss) ............   $       --     $       (301)
                                           ============   ============

----------
* Commencement of operations.

                     See notes to the financial statements.

                                JNL SERIES TRUST

                              FINANCIAL HIGHLIGHTS






                                                                          JNL Aggressive                              JNL Capital
                                                                           Growth Series                            Growth Series
                                                         ----------------------------------------------------       -------------
                                                                             April 1,            May 15,
                                                          Year ended          1996 to             1995*              Year ended
                                                          December 31,        December 31,        to March 31,       December 31,
                                                          1997                1996                1996               1997
                                                         ------------        ------------        ------------       ------------
Selected Per Share Data
Net asset value, beginning of period                       $13.38              $13.13             $10.00              $14.46
Income from investment operations:
   Net investment income (loss)                              0.04                0.05               0.01               (0.06)
   Net realized and unrealized gains on investments
      and foreign currency related items                     1.65                1.10               3.53                2.23
   Total income from investment operations                   1.69                1.15               3.54                2.17

Less distributions:
   From net investment income                                -                  (0.05)              -                  (0.02)
   From net realized gains on investment
      transactions                                          (0.54)              (0.71)             (0.41)              (0.04)
   Return of capital                                         -                  (0.14)              -                  (0.07)
   Total distributions                                      (0.54)              (0.90)             (0.41)              (0.13)
   Net increase                                              1.15                0.25               3.13                2.04

Net asset value, end of period                             $14.53              $13.38             $13.13              $16.50

Total Return (a)                                            12.67%               8.72%             35.78%              15.01%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)               $78,870             $29,555             $8,527             $73,749
   Ratio of net operating expenses to average
      net assets (b) (c)                                     1.10%               1.09%              1.09%               1.10%
   Ratio of net investment income to average
      net assets (b) (c)                                     0.39%               0.77%              0.27%              (0.30)%
   Ratio of interest expense and dividends on
      short positions to average net assets                  -                   -                  -                   -
   Portfolio turnover                                      137.26%              85.22%            163.84%             131.43%
   Average commission rate paid (d)                       $0.0075             $0.0242                n/a             $0.0292

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)               1.17%               1.40%              2.77%               1.11%
   Ratio of net investment income to average
      net assets (b)                                         0.32%               0.46%             (1.41)%             (0.31)%


                                                              JNL Capital
                                                            Growth Series                                                 JNL Global
                                                               (continued)                                           Equities Series
                                                            --------------------------------       ---------------------------------
                                                             Period from        Period from                             Period from
                                                                April 1,             May 15,                               April 1,
                                                                 1996 to              1995*          Year ended             1996 to
                                                            December 31,        to March 31,       December 31,        December 31,
                                                                    1996                1996               1997                1996
                                                            ------------        ------------       ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                             $13.86              $10.00             $15.20              $13.75
Income from investment operations:
   Net investment income (loss)                                    0.06                -                  0.07                0.03
   Net realized and unrealized gains on investments
      and foreign currency related items                           0.70                4.70               2.84                2.72
   Total income from investment operations                         0.76                4.70               2.91                2.75

Less distributions:
   From net investment income                                      -                   -                  -                  (0.08)
   From net realized gains on investment
      transactions                                                (0.16)              (0.84)             (0.63)              (0.90)
   Return of capital                                               -                   -                  -                  (0.32)
   Total distributions                                            (0.16)              (0.84)             (0.63)              (1.30)
   Net increase                                                    0.60                3.86               2.28                1.45

Net asset value, end of period                                   $14.46              $13.86             $17.48              $15.20

Total Return (a)                                                   5.45%              47.94%             19.12%              19.99%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                     $36,946              $9,578           $151,050             $48,638
   Ratio of net operating expenses to average
      net assets (b) (c)                                           1.09%               1.09%              1.15%               1.14%
   Ratio of net investment income to average
      net assets (b) (c)                                           0.91%              (0.49)%             0.33%               0.37%
   Ratio of interest expense and dividends on
      short positions to average net assets                        -                   -                  -                   -
   Portfolio turnover                                            115.88%             128.56%             97.21%              52.02%
   Average commission rate paid (d)                             $0.0196                 n/a            $0.0064             $0.0162

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                     1.27%               2.08%              1.37%               1.63%
   Ratio of net investment income to average
      net assets (b)                                               0.73%              (1.48)%             0.11%              (0.12)%


                                                             JNL Global
                                                        Equities Series                              JNL/Alger
                                                             (continued)                         Growth Series
                                                            ------------        ---------------------------------------------------
                                                            Period from                            Period from         Period from
                                                                 May 15,                               April 1,         October 16,
                                                                   1995*         Year ended            1996 to                1995*
                                                            to March 31,        December 31,       December 31,        to March 31,
                                                                   1996                1997               1996                1996
                                                            ------------        ------------       ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                           $10.00              $11.16             $10.38              $10.00
Income from investment operations:
   Net investment income (loss)                                  0.10               (0.01)              -                   -
   Net realized and unrealized gains on investments
      and foreign currency related items                         4.02                2.93               0.78                0.38
   Total income from investment operations                       4.12                2.92               0.78                0.38

Less distributions:
   From net investment income                                    -                   -                  -                   -
   From net realized gains on investment
      transactions                                              (0.37)              (0.52)              -                   -
   Return of capital                                             -                   -                  -                   -
   Total distributions                                          (0.37)              (0.52)              -                   -
   Net increase                                                  3.75                2.40               0.78                0.38

Net asset value, end of period                                 $13.75              $13.56             $11.16              $10.38

Total Return (a)                                                41.51%              26.20%              7.51%               3.80%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                   $16,141             $85,877            $38,252              $8,649
   Ratio of net operating expenses to average
      net assets (b) (c)                                         1.15%               1.10%              1.07%               1.03%
   Ratio of net investment income to average
      net assets (b) (c)                                         0.39%              (0.07)%            (0.02)%             (0.17)%
   Ratio of interest expense and dividends on
      short positions to average net assets                      -                   -                  -                   -
   Portfolio turnover                                          142.36%             125.44%             59.92%              50.85%
   Average commission rate paid (d)                               n/a             $0.0678            $0.0441                 n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                   2.25%               1.10%              1.19%               1.89%
   Ratio of net investment income to average
      net assets (b)                                            (0.71)%             (0.07)%            (0.14)%             (1.03)%


                                                                                   JNL/Eagle Core
                                                                                    Equity Series
                                                               -----------------------------------
                                                                                      Period from
                                                                                    September 16,
                                                                  Year ended             1996* to
                                                                December 31,         December 31,
                                                                        1997                 1996
                                                                ------------         ------------
Selected Per Share Data
Net asset value, beginning of period                               $10.62              $10.00
Income from investment operations:
   Net investment income (loss)                                      0.08                0.03
   Net realized and unrealized gains on investments
      and foreign currency related items                             3.35                0.62
   Total income from investment operations                           3.43                0.65

Less distributions:
   From net investment income                                       (0.08)              (0.03)
   From net realized gains on investment
      transactions                                                  (0.22)               -
   Return of capital                                                 -                   -
   Total distributions                                              (0.30)              (0.03)
   Net increase                                                      3.13                0.62

Net asset value, end of period                                     $13.75              $10.62

Total Return (a)                                                    32.35%               6.47%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                       $11,896              $1,954
   Ratio of net operating expenses to average
      net assets (b) (c)                                             1.05%               1.05%
   Ratio of net investment income to average
      net assets (b) (c)                                             1.00%               1.10%
   Ratio of interest expense and dividends on
      short positions to average net assets                          -                   -
   Portfolio turnover                                               51.48%               1.36%
   Average commission rate paid (d)                               $0.0572             $0.0452

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                       1.54%               4.57%
   Ratio of net investment income to average
      net assets (b)                                                 0.51%              (2.42)%



------------------------------------------

*   Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b) Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly. (d) Disclosure required for fiscal years beginning after September 1, 1995.

                                JNL SERIES TRUST

                        FINANCIAL HIGHLIGHTS (continued)


                                                                  JNL/Eagle
                                                                   SmallCap                                               JNL/Putnam
                                                              Equity Series                                            Growth Series
                                                            -----------------------------------       ------------------------------
                                                                                   Period from                           Period from
                                                                                  September 16,                             April 1,
                                                                Year ended            1996* to         Year ended           1996 to
                                                               December 31,        December 31,       December 31,      December 31,
                                                                      1997                1996               1997               1996
                                                               ------------        ------------       ------------      ------------
Selected Per Share Data
Net asset value, beginning of period                               $11.54              $10.00             $14.21             $12.50
Income from investment operations:
   Net investment income (loss)                                     (0.07)              (0.01)              0.04               0.04
   Net realized and unrealized gains on investments
      and foreign currency related items                             3.26                1.55               3.07               2.12
   Total income from investment operations                           3.19                1.54               3.11               2.16

Less distributions:
   From net investment income                                        -                   -                 (0.02)             (0.05)
   From net realized gains on investment
      transactions                                                   -                   -                 (0.31)             (0.40)
   Return of capital                                                 -                   -                  -                  -
   Total distributions                                               -                   -                 (0.33)             (0.45)
   Net increase                                                      3.19                1.54               2.78               1.71

Net asset value, end of period                                     $14.73              $11.54             $16.99             $14.21

Total Return (a)                                                    27.64%              15.40%             21.88%             17.28%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                       $13,493              $1,944            $83,612            $22,804
   Ratio of net operating expenses to average
      net assets (b) (c)                                             1.10%               1.10%              1.05%              1.04%
   Ratio of net investment income to average
      net assets (b) (c)                                            (0.54)%             (0.26)%             0.31%              0.94%
   Ratio of interest expense and dividends on
      short positions to average net assets                          -                   -                  0.08%              -
   Portfolio turnover                                               60.78%              28.01%            194.81%            184.33%
   Average commission rate paid (d)                               $0.0574             $0.0264            $0.0459             $0.0175

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                       1.51%               4.77%              1.05%              1.27%
   Ratio of net investment income to average
      net assets (b)                                                (0.95)%             (3.93)%             0.31%              0.71%


                                                              JNL/Putnam                             JNL/Putnam
                                                           Growth Series                           Value Equity
                                                             (continued)                                 Series
                                                            ------------        ---------------------------------------------------
                                                             Period from                            Period from         Period from
                                                                 May 15,                               April 1,             May 15,
                                                                   1995*          Year ended           1996 to                1995*
                                                            to March 31,        December 31,       December 31,        to March 31,
                                                                    1996                1997               1996                1996
                                                            ------------        ------------       ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                              $10.00              $14.50             $12.77              $10.00
Income from investment operations:
   Net investment income (loss)                                     0.01                0.13               0.10                0.23
   Net realized and unrealized gains on investments
      and foreign currency related items                            3.66                3.03               1.97                2.86
   Total income from investment operations                          3.67                3.16               2.07                3.09

Less distributions:
   From net investment income                                       -                  (0.13)             (0.15)              (0.17)
   From net realized gains on investment
      transactions                                                 (1.17)              (0.71)             (0.19)              (0.15)
   Return of capital                                                -                   -                  -                   -
   Total distributions                                             (1.17)              (0.84)             (0.34)              (0.32)
   Net increase                                                     2.50                2.32               1.73                2.77

Net asset value, end of period                                    $12.50              $16.82             $14.50              $12.77

Total Return (a)                                                   37.69%              21.82%             16.25%              31.14%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                       $2,518            $108,565            $17,761              $3,365
   Ratio of net operating expenses to average
      net assets (b) (c)                                            0.95%               1.03%              0.85%               0.87%
   Ratio of net investment income to average
      net assets (b) (c)                                            0.28%               1.43%              2.29%               2.33%
   Ratio of interest expense and dividends on
      short positions to average net assets                         -                   -                  -                   -
   Portfolio turnover                                             255.03%             112.54%             13.71%              30.12%
   Average commission rate paid (d)                                  n/a             $0.0366            $0.0259                  n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                      5.38%               1.09%              1.53%               2.28%
   Ratio of net investment income to average
      net assets (b)                                              (4.15)%               1.37%              1.61%               0.91%

                                                                                                                                PPM
                                                                                       PPM                              America/JNL
                                                                                America/JNL                         High Yield Bond
                                                                            Balanced Series                                  Series
                                                            ----------------------------------------------------     --------------
                                                                                Period from        Period from
                                                                                   April 1,            May 15,
                                                             Year ended             1996 to              1995*          Year ended
                                                           December 31,        December 31,       to March 31,        December 31,
                                                                   1997                1996               1996                1997
                                                           ------------        ------------       ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                            $11.92              $11.17             $10.00              $10.67
Income from investment operations:
   Net investment income (loss)                                   0.36                0.10               0.25                0.59
   Net realized and unrealized gains on investments
      and foreign currency related items                          1.83                0.98               1.40                1.02
   Total income from investment operations                        2.19                1.08               1.65                1.61

Less distributions:
   From net investment income                                    (0.36)              (0.15)             (0.19)              (0.59)
   From net realized gains on investment
      transactions                                               (0.69)              (0.18)             (0.29)              (0.21)
   Return of capital                                              -                   -                  -                   -
   Total distributions                                           (1.05)              (0.33)             (0.48)              (0.80)
   Net increase                                                   1.14                0.75               1.17                0.81

Net asset value, end of period                                  $13.06              $11.92             $11.17              $11.48

Total Return (a)                                                 18.43%               9.72%             16.60%              15.05%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                    $59,694             $24,419             $4,761             $62,712
   Ratio of net operating expenses to average
      net assets (b) (c)                                          0.93%               1.04%              1.01%               0.90%
   Ratio of net investment income to average
      net assets (b) (c)                                          3.72%               2.39%              2.99%               8.15%
   Ratio of interest expense and dividends on
      short positions to average net assets                       -                   -                  -                   -
   Portfolio turnover                                           160.88%             158.15%            115.84%             189.25%
   Average commission rate paid (d)                            $0.0321             $0.0494                n/a                 n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                    0.94%               1.22%              3.71%               0.90%
   Ratio of net investment income to average
      net assets (b)                                              3.71%               2.21%              0.29%               8.15%



                                                                         PPM
                                                                 America/JNL
                                                             High Yield Bond
                                                                      Series
                                                                 (continued)
                                                            --------------------------------
                                                             Period from         Period from
                                                                April 1,             May 15,
                                                                 1996 to               1995*
                                                            December 31,        to March 31,
                                                                    1996                1996
                                                            ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                              $10.23              $10.00
Income from investment operations:
   Net investment income (loss)                                     0.51                0.73
   Net realized and unrealized gains on investments
      and foreign currency related items                            0.64                0.04
   Total income from investment operations                          1.15                0.77

Less distributions:
   From net investment income                                      (0.69)              (0.54)
   From net realized gains on investment
      transactions                                                 (0.02)               -
   Return of capital                                                -                   -
   Total distributions                                             (0.71)              (0.54)
   Net increase                                                     0.44                0.23

Net asset value, end of period                                    $10.67              $10.23

Total Return (a)                                                   11.24%               7.82%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                      $13,396              $6,156
   Ratio of net operating expenses to average
      net assets (b) (c)                                            0.88%               0.88%
   Ratio of net investment income to average
      net assets (b) (c)                                            8.64%               8.34%
   Ratio of interest expense and dividends on
      short positions to average net assets                         -                   -
   Portfolio turnover                                             113.08%             186.21%
   Average commission rate paid (d)                                  n/a                 n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                      1.21%               1.50%
   Ratio of net investment income to average
      net assets (b)                                                8.31%               7.72%

------------------------------------------

*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly. (d) Disclosure required for fiscal years beginning after September 1, 1995.

                                JNL SERIES TRUST



                                                                                         PPM                                Salomon
                                                                                 America/JNL                           Brothers/JNL
                                                                                Money Market                            Global Bond
                                                                                      Series                                 Series
                                                            --------------------------------------------------        --------------
                                                                                 Period from      Period from
                                                                                    April 1,          May 15,
                                                              Year ended             1996 to            1995*           Year ended
                                                            December 31,        December 31,      to March 31,        December 31,
                                                                    1997                1996              1996                1997
                                                            ------------        ------------      ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                               $1.00               $1.00              $1.00              $10.63
Income from investment operations:
   Net investment income (loss)                                     0.05                0.04               0.04                0.54
   Net realized and unrealized gains on investments
      and foreign currency related items                            -                   -                  -                   0.59
   Total income from investment operations                          0.05                0.04               0.04                1.13

Less distributions:
   From net investment income                                      (0.05)              (0.04)             (0.04)              (0.58)
   From net realized gains on investment
      transactions                                                  -                   -                  -                  (0.05)
   Return of capital                                                -                   -                  -                  (0.01)
   Total distributions                                             (0.05)              (0.04)             (0.04)              (0.64)
   Net increase                                                     -                   -                  -                   0.49

Net asset value, end of period                                     $1.00               $1.00              $1.00              $11.12

Total Return (a)                                                    5.01%               3.61%              4.59%              10.66%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                      $41,808             $23,752             $6,816             $36,725
   Ratio of net operating expenses to average
      net assets (b) (c)                                            0.75%               0.75%              0.75%               1.00%
   Ratio of net investment income to average
      net assets (b) (c)                                            4.92%               4.75%              5.06%               6.83%
   Ratio of interest expense and dividends on
      short positions to average net assets                         -                   -                  -                   0.01%
   Portfolio turnover                                               -                   -                  -                 134.55%
   Average commission rate paid (d)                                  n/a                 n/a                n/a                 n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                      0.76%               0.85%              1.30%               1.07%
   Ratio of net investment income to average
      net assets (b)                                                4.91%               4.65%              4.51%               6.76%



                                                                  Salomon                                                    Salomon
                                                             Brothers/JNL                                               Brothers/JNL
                                                              Global Bond                                            U.S. Government
                                                                   Series                                             & Quality Bond
                                                              (continued)                                                     Series
                                                            ---------------------------------       --------------------------------
                                                              Period from         Period from                            Period from
                                                                 April 1,             May 15,                               April 1,
                                                                  1996 to               1995*         Year ended             1996 to
                                                             December 31,        to March 31,       December 31,        December 31,
                                                                     1996                1996               1997                1996
                                                             ------------        ------------       ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                              $10.46              $10.00             $10.20              $10.09
Income from investment operations:
   Net investment income (loss)                                     0.42                0.81               0.44                0.24
   Net realized and unrealized gains on investments
      and foreign currency related items                            0.70                0.24               0.49                0.24
   Total income from investment operations                          1.12                1.05               0.93                0.48

Less distributions:
   From net investment income                                      (0.69)              (0.56)             (0.42)              (0.34)
   From net realized gains on investment
      transactions                                                 (0.26)              (0.03)             (0.02)              (0.03)
   Return of capital                                                -                   -                  -                   -
   Total distributions                                             (0.95)              (0.59)             (0.44)              (0.37)
   Net increase                                                     0.17                0.46               0.49                0.11

Net asset value, end of period                                    $10.63              $10.46             $10.69              $10.20

Total Return (a)                                                   10.68%              10.74%              9.16%               4.82%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                      $12,483              $6,380            $25,389              $9,832
   Ratio of net operating expenses to average
      net assets (b) (c)                                            0.99%               1.00%              0.85%               0.84%
   Ratio of net investment income to average
      net assets (b) (c)                                            7.52%               9.01%              5.99%               5.72%
   Ratio of interest expense and dividends on
      short positions to average net assets                         -                   -                  0.09%               -
   Portfolio turnover                                             109.85%             152.89%            378.59%             218.50%
   Average commission rate paid (d)                                  n/a                 n/a                n/a                 n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                      1.44%               2.14%              0.96%               1.37%
   Ratio of net investment income to average
      net assets (b)                                                7.07%               7.87%              5.88%               5.19%


                                                                Salomon
                                                           Brothers/JNL
                                                        U.S. Government                               T. Rowe
                                                         & Quality Bond                             Price/JNL
                                                                 Series                           Established
                                                           (contiinued)                         Growth Series
                                                        ---------------        ----------------------------------------------------
                                                            Period from                            Period from         Period from
                                                                May 15,                               April 1,             May 15,
                                                                  1995*          Year ended            1996 to               1995*
                                                           to March 31,        December 31,       December 31,        to March 31,
                                                                   1996                1997               1996                1996
                                                           ------------        ------------       ------------        ------------
Selected Per Share Data
Net asset value, beginning of period                             $10.00              $12.56             $11.36              $10.00
Income from investment operations:
   Net investment income (loss)                                    0.45                0.06               0.03                0.07
   Net realized and unrealized gains on investments
      and foreign currency related items                           0.02                3.64               1.81                2.68
   Total income from investment operations                         0.47                3.70               1.84                2.75

Less distributions:
   From net investment income                                     (0.34)              (0.03)             (0.04)              (0.06)
   From net realized gains on investment
      transactions                                                (0.04)              (0.61)             (0.09)              (1.33)
   Return of capital                                               -                   -                 (0.51)               -
   Total distributions                                            (0.38)              (0.64)             (0.64)              (1.39)
   Net increase                                                    0.09                3.06               1.20                1.36

Net asset value, end of period                                   $10.09              $15.62             $12.56              $11.36

Total Return (a)                                                   4.65%              29.47%             16.12%              28.23%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                      $3,007            $124,022            $32,291              $8,772
   Ratio of net operating expenses to average
      net assets (b) (c)                                           0.84%               0.98%              1.00%               1.00%
   Ratio of net investment income to average
      net assets (b) (c)                                           5.41%               0.43%              0.59%               0.75%
   Ratio of interest expense and dividends on
      short positions to average net assets                        -                   -                  -                   -
   Portfolio turnover                                            253.37%              47.06%             36.41%             101.13%
   Average commission rate paid (d)                                 n/a             $0.0309            $0.0288                 n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                     2.53%               0.98%              1.11%               2.09%
   Ratio of net investment income to average
      net assets (b)                                               3.72%               0.43%              0.48%              (0.34)%


                                                                                      T. Rowe
                                                                                    Price/JNL
                                                                                International
                                                                                       Equity
                                                                                   Investment
                                                             ---------------------------------------------------
                                                                                       Series
                                                                                  Period from        Period from
                                                                                     April 1,            May 15,
                                                               Year ended             1996 to              1995*
                                                             December 31,        December 31,       to March 31,
                                                                     1997                1996               1996
                                                             ------------        ------------       ------------
Selected Per Share Data
Net asset value, beginning of period                               $12.08              $11.25             $10.00
Income from investment operations:
   Net investment income (loss)                                      0.09                0.06               0.04
   Net realized and unrealized gains on investments
      and foreign currency related items                             0.23                0.90               1.21
   Total income from investment operations                           0.32                0.96               1.25

Less distributions:
   From net investment income                                       (0.08)              (0.12)              -
   From net realized gains on investment
      transactions                                                  (0.23)              (0.01)              -
   Return of capital                                                 -                   -                  -
   Total distributions                                              (0.31)              (0.13)              -
   Net increase                                                      0.01                0.83               1.25

Net asset value, end of period                                     $12.09              $12.08             $11.25

Total Return (a)                                                     2.65%               8.54%             12.50%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                       $78,685             $48,204            $24,211
   Ratio of net operating expenses to average
      net assets (b) (c)                                             1.24%               1.25%              1.25%
   Ratio of net investment income to average
      net assets (b) (c)                                             0.74%               1.09%              0.78%
   Ratio of interest expense and dividends on
      short positions to average net assets                          -                   -                  -
   Portfolio turnover                                               18.81%               5.93%             16.45%
   Average commission rate paid (d)                               $0.0023             $0.0257                n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                       1.32%               1.29%              2.14%
   Ratio of net investment income to average
      net assets (b)                                                 0.66%               1.05%             (0.11)%

------------------------------------------

*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly. (d) Disclosure required for fiscal years beginning after September 1, 1995.

                                JNL SERIES TRUST


                                                                                       T. Rowe
                                                                                     Price/JNL
                                                                                Mid-Cap Growth
                                                                                        Series
                                                              ---------------------------------------------------
                                                                                   Period from        Period from
                                                                                      April 1,            May 15,
                                                                Year ended             1996 to              1995*
                                                              December 31,        December 31,       to March 31,
                                                                      1997                1996               1996
                                                              ------------        ------------       ------------
Selected Per Share Data
Net asset value, beginning of period                                $14.89              $13.43             $10.00
Income from investment operations:
   Net investment income (loss)                                      (0.03)              (0.05)              0.06
   Net realized and unrealized gains on investments
      and foreign currency related items                              2.74                1.92               3.90
   Total income from investment operations                            2.71                1.87               3.96

Less distributions:
   From net investment income                                         -                  (0.05)              -
   From net realized gains on investment
      transactions                                                   (0.23)              (0.36)             (0.53)
   Return of capital                                                  -                   -                  -
   Total distributions                                               (0.23)              (0.41)             (0.53)
   Net increase                                                       2.48                1.46               3.43

Net asset value, end of period                                      $17.37              $14.89             $13.43

Total Return (a)                                                     18.21%              13.91%             40.06%
Ratios and Supplemental Data
   Net assets, end of period (in thousands)                       $127,052             $47,104            $10,545
   Ratio of net operating expenses to average
      net assets (b) (c)                                              1.06%               1.10%              1.10%
   Ratio of net investment income to average
      net assets (b) (c)                                             (0.26)%             (0.18)%             0.82%
   Ratio of interest expense and dividends on
      short positions to average net assets                           -                   -                  -
   Portfolio turnover                                                41.43%              25.05%             66.04%
   Average commission rate paid (d)                                $0.0467             $0.0326                n/a

Ratio information assuming no expense
   reimbursement or fees paid indirectly
   Ratio of expenses to average net assets (b)                        1.06%               1.14%              2.10%
   Ratio of net investment income to average
      net assets (b)                                                 (0.26)%             (0.22)%            (0.18)%

------------------------------------------

*    Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for the periods ended December 31, 1996 and March 31, 1996.
(b)  Annualized for the periods ended December 31, 1996 and March 31, 1996.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly. (d) Disclosure required for fiscal years beginning after September 1, 1995.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1. ORGANIZATION


     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in sixteen (16) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/Putnam Growth and JNL/Putnam Value Equity for which Putnam Investment Management, Inc. serves as the sub-adviser; PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Global Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; and T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser. Salomon Brothers Asset Management Inc. has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc. relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Effective May 1, 1997, the JNL/Phoenix Investment Counsel Balanced Series became the PPM America/JNL Balanced Series and is managed by PPM America, Inc., the JNL/Phoenix Investment Counsel Growth Series became the JNL/Putnam Growth Series and is managed by Putnam Investment Management, Inc., and the PPM America/JNL Value Equity Series became the JNL/Putnam Value Equity Series and is managed by Putnam Investment Management, Inc. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     Use of Estimates -- The preparation of financial state-ments in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Actual results could differ from those estimates.

     Security Valuation -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. Amer-ican Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Security Transactions And Investment Income -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

     Foreign Currency Translations -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities de-nominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense pay-ments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed in-come securities, entering into forward foreign currency exchange contracts, and accruing income or settling port-folio purchases and sales denominated in a foreign cur-rency paid or received at a later date are recorded as net realized foreign currency related gains (losses) and are considered ordinary income for tax purposes. Realized and unrealized gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (deprecia-tion) on investments, respectively.

     Foreign Currency Contracts -- A Series may enter into foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the for-ward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (deprecia-tion) on foreign currency related items. When the con-tract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation (depreciation) of forward foreign currency contracts reflected in the Statement of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of open forward foreign currency exchange contracts as of December 31, 1997.

     When-Issued and Delayed Delivery Transactions -- A Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     Unregistered Securities -- A Series may own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

     Options Transactions -- A Series may write covered call options on portfolio securities. Written options involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Series may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     Futures Contracts -- A Series may utilize futures contracts to a limited extent. The risks associated with the use of futures contracts includes the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Series may not be able to enter into a closing transaction because of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

     Short Positions -- A Series may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Series is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

     Dollar Roll Transactions -- The Salomon Broth-ers/JNL Global Bond Series and the Salomon Broth-ers/JNL U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage sec-urities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and re-purchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments. Dollar roll transactions involve the risk that the market value of the securities sold by the Series may decline below the repurchase price of those similar securities which the Series is obligated to purchase or that the return earned by the Series with the proceeds of a dollar roll may not exceed transaction costs.

     Repurchase Agreements -- A Series may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     Reverse Repurchase Agreements -- A Series may engage in reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Series have committed to sell are reflected in the Statement of Assets and Liabilities. The Series will maintain securities in segregated accounts with its custodian that at all times are in an amount equal to their obligations under the reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Series may decline below the repurchase price and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

     Distributions To Shareholders -- The PPM Amer-ica/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, div-idends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually.

     Federal Income Taxes -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust may periodically make reclassifications among certain of its capital accounts as a result of the recognition and char-acterization of certain income and capital gain dist-ributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.


     NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     The Trust has an investment advisory agreement with JNFSI whereby JNFSI provides investment management and transfer agency services. Each Series pays JNFSI a fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

                                                                         $0 to     $50 to    $150 to    $300 to     Over
(M - Millions)                                                           $50 M     $150 M    $300 M     $500 M     $500 M
--------------                                                           -----     ------    ------     ------     ------
JNL Aggressive Growth Series........................................        .95%      .95%       .90%       .85%      .85%
JNL Capital Growth Series...........................................        .95%      .95%       .90%       .85%      .85%
JNL Global Equities Series..........................................       1.00%     1.00%       .95%       .90%      .90%
JNL/Alger Growth Series.............................................       .975%     .975%      .975%       .95%      .90%
JNL/Eagle Core Equity Series........................................        .90%      .85%       .85%       .75%      .75%
JNL/Eagle SmallCap Equity Series....................................        .95%      .95%       .90%       .90%      .85%
JNL/Putnam Growth Series*...........................................        .90%      .90%       .85%       .80%      .80%
JNL/Putnam Value Equity Series**....................................        .90%      .90%       .85%       .80%      .80%
PPM America/JNL Balanced Series***..................................        .75%      .70%      .675%       .65%     .625%
PPM America/JNL High Yield Bond Series..............................        .75%      .70%      .675%       .65%     .625%
PPM America/JNL Money Market Series.................................        .60%      .60%      .575%       .55%     .525%
Salomon Brothers/JNL Global Bond Series.............................        .85%      .85%       .80%       .80%      .75%
Salomon Brothers/JNL U.S. Government & Quality Bond Series..........        .70%      .70%       .65%       .60%      .55%
T. Rowe Price/JNL Established Growth Series.........................        .85%      .85%       .80%       .80%      .80%
T. Rowe Price/JNL International Equity Investment Series............       1.10%     1.05%      1.00%       .95%      .90%
T. Rowe Price/JNL Mid-Cap Growth Series.............................        .95%      .95%       .90%       .90%      .90%
---------------------------------------------------------------------------------------------------------------------------


* Prior to May 1, 1997, the fee for the JNL/Putnam Growth Series was .90%, .85%, .80%, .75% and .70%, respectively.
** Prior to May 1, 1997, the fee for the JNL/Putnam Value Equity Series was .75%, .70%, .675%, .65% and .625%, respectively.
*** Prior to May 1, 1997, the fee for the PPM America/JNL Balanced Series was .90%, .80%, .75%, .70% and .65%, respectively.


     As compensation for their services, the sub-advisers receive fees from JNFSI calculated on the basis of the average daily net assets of each Series. The following is a schedule of the fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.


                                                                    $0 to     $50 to   $100 to   $150 to  $300 to     Over
(M - Millions)                                                      $50 M     $100 M    $150M    $300 M    $500M     $500 M
--------------                                                      -----     ------    -----    ------    -----     ------
JNL Aggressive Growth Series...................................        .55%      .55%      .50%     .50%      .50%      .45%
JNL Capital Growth Series......................................        .55%      .55%      .50%     .50%      .50%      .45%
JNL Global Equities Series.....................................        .55%      .55%      .50%     .50%      .50%      .45%
JNL/Alger Growth Series........................................        .55%      .55%      .55%     .55%      .50%      .45%
JNL/Eagle Core Equity Series...................................        .45%      .40%      .40%     .40%      .30%      .30%
JNL/Eagle SmallCap Equity Series...............................        .50%      .50%      .50%     .45%      .45%      .40%
JNL/Putnam Growth Series*......................................        .50%      .50%      .50%     .45%      .35%      .35%
JNL/Putnam Value Equity Series**...............................        .50%      .50%      .50%     .45%      .35%      .35%
PPM America/JNL Balanced Series*...............................        .25%      .20%      .20%    .175%      .15%     .125%
PPM America/JNL High Yield Bond Series.........................        .25%      .20%      .20%    .175%      .15%     .125%
PPM America/JNL Money Market Series............................        .20%      .15%      .15%    .125%      .10%     .075%
Salomon Brothers/JNL Global Bond Series........................       .375%      .35%      .35%     .30%      .30%      .25%
Salomon Brothers/JNL U.S. Government & Quality Bond Series.....       .225%     .225%     .225%    .175%      .15%      .10%


                                                                                 $0 to      $20 to     $50 to
                                                                                 $20 M      $50 M      $200 M       $200 M+
                                                                                 -----      -----      ------       -------
T. Rowe Price/JNL Established Growth Series.............................         .45%         .40%     .40%***      .40%
T. Rowe Price/JNL International Equity Investment Series................         .75%         .60%     .50%         .50%***
T. Rowe Price/JNL Mid-Cap Growth Series.................................         .60%         .50%     .50%***      .50%

---------------------------------------------------------------------------------------------------------------------------

* Prior to May 1, 1997, the sub-advisory fees for these Series were payable to Phoenix Investment Counsel, Inc. and were: $0 to $50 million - .50%; $50 to $150 million - .40%; $150 to $300 million - .30%; $300 to $500 million -
     .25%; over $500 million - .20%.
** Prior to May 1, 1997, the sub-advisory fee for this Series was payable to PPM America, Inc. and was: $0 to $50 million - .25%; $50 to $150 million - .20%; $150 to $300 million - .175%; $300 to $500 million - .15%; over $500 million - .125%.
*** When average net assets exceed this amount, the sub-advisory fee asterisked is applicable to all assets in this Series.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


     JNFSI has voluntarily agreed to reimburse each of the Series for annual expenses (excluding the management fee) in excess of .15% of average daily net assets. These voluntary reimbursements may be modified or discontinued at any time.

     Trustees and officers of the Trust who are affiliated persons receive no compensation from the Trust. Trustees who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation of $49,500 for the year ended December 31, 1997.

     During the year ended December 31, 1997, JNL/Alger Growth Series, JNL/Eagle Core Equity Series, JNL/Eagle SmallCap Equity Series, JNL/Putnam Growth Series, PPM America/JNL Balanced Series, T. Rowe Price/JNL Established Growth Series and
T. Rowe Price/JNL International Equity Investment Series paid $182,361, $461, $4,002, $120, $180, $2,111 and $32,587, respectively, to affiliates of the Trust for brokerage fees on the execution of purchases and sales of portfolio investments.



NOTE 4.  SECURITY  TRANSACTIONS


     During the year ended December 31, 1997, the cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                                Cost of             Proceeds from Sales
                                                                               Purchases               and Maturities
                                                                               ---------               --------------
JNL Aggressive Growth Series....................................................   $108,281                   $66,412
JNL Capital Growth Series.......................................................     96,673                    68,820
JNL Global Equities Series......................................................    176,383                    93,679
JNL/Alger Growth Series.........................................................    103,495                    73,936
JNL/Eagle Core Equity Series....................................................     11,355                     3,315
JNL/Eagle SmallCap Equity Series................................................     14,249                     4,225
JNL/Putnam Growth Series........................................................    144,642                    96,921
JNL/Putnam Value Equity Series..................................................    136,358                    60,449
PPM America/JNL Balanced Series.................................................     94,863                    62,397
PPM America/JNL High Yield Bond Series..........................................    111,761                    66,393
Salomon Brothers/JNL Global Bond Series.........................................     52,021                    30,116
Salomon Brothers/JNL U.S. Government & Quality Bond Series......................     52,323                    38,977
T. Rowe Price/JNL Established Growth Series.....................................    101,320                    34,148
T. Rowe Price/JNL International Equity Investment Series........................     42,473                    12,054
T. Rowe Price/JNL Mid-Cap Growth Series.........................................     89,480                    33,162



     Included in these transactions were purchases and sales of U.S. Government obligations of $30,108,611 and $19,449,841 in the PPM America/JNL Balanced Series; $18,390,903 and $10,379,128 in the Salomon Brothers/JNL Global Bond Series; $51,479,505 and $38,634,771 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of December 31, 1997 were as follows (in thousands):


                                                                  Tax            Gross           Gross             Net
                                                                  Cost        Unrealized       Unrealized       Unrealized
                                                                 Basis       Appreciation     Depreciation     Appreciation
                                                                 -----       ------------     ------------     ------------
JNL Aggressive Growth Series..................................    $ 75,971      $    8,834      $   (3,102)      $     5,732
JNL Capital Growth Series.....................................      61,244          13,742          (1,048)           12,694
JNL Global Equities Series....................................     133,943          21,500          (4,761)           16,739
JNL/Alger Growth Series.......................................      76,262          12,584            (826)           11,758
JNL/Eagle Core Equity Series..................................      10,571           1,663            (168)            1,495
JNL/Eagle SmallCap Equity Series..............................      12,913           2,121            (685)            1,436
JNL/Putnam Growth Series......................................      74,203          10,933            (396)           10,537
JNL/Putnam Value Equity Series................................     103,573           7,677          (2,052)            5,625
PPM America/JNL Balanced Series...............................      55,452           4,286            (685)            3,601
PPM America/JNL High Yield Bond Series........................      59,534           1,928            (159)            1,769
Salomon Brothers/JNL Global Bond Series.......................      39,452           1,135            (257)              878
Salomon Brothers/JNL U.S. Government & Quality
     Bond Series..............................................      31,758             687              (3)              684
T. Rowe Price/JNL Established Growth Series...................     106,796          20,805          (3,323)           17,482
T. Rowe Price/JNL International Equity Investment Series......      73,876          11,430          (6,997)            4,433
T. Rowe Price/JNL Mid-Cap Growth Series.......................     107,720          23,488          (3,794)           19,694


     NOTE 5.  TRUST TRANSACTIONS

     Transactions of trust shares for the year ended December 31, 1997 were as follows:

                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed       Net Increase
                                                               ---------      ----------       --------       ------------
JNL Aggressive Growth Series..............................       3,894,346         191,755       (868,600)     3,217,501
JNL Capital Growth Series.................................       2,848,842          34,057       (968,352)     1,914,547
JNL Global Equities Series................................       6,393,844         295,987     (1,246,634)     5,443,197
JNL/Alger Growth Series...................................       3,544,503         229,852       (869,988)     2,904,367
JNL/Eagle Core Equity Series..............................         688,411          16,636        (24,082)       680,965
JNL/Eagle SmallCap Equity Series..........................         886,938               -       (139,332)       747,606
JNL/Putnam Growth Series *................................       4,787,449          92,112     (1,561,300)     3,318,261
JNL/Putnam Value Equity Series *..........................       5,270,627         304,872       (347,068)     5,228,431
PPM America/JNL Balanced Series *.........................       2,579,083         337,971       (395,399)     2,521,655
PPM America/JNL High Yield Bond Series....................       4,500,240         349,736       (642,559)     4,207,417
PPM America/JNL Money Market Series.......................      87,270,526       1,658,199    (70,873,065)    18,055,660
Salomon Brothers/JNL Global Bond Series...................       2,422,646         177,324       (471,899)     2,128,071
Salomon Brothers/JNL U.S. Government & Quality Bond
     Series...............................................       1,740,847          92,434       (422,626)     1,410,655
T. Rowe Price/JNL Established Growth Series...............       5,871,440         308,764       (813,825)     5,366,379
T. Rowe Price/JNL International Equity Investment
     Series...............................................       3,010,793         112,676       (606,319)     2,517,150
T. Rowe Price/JNL Mid-Cap Growth Series...................       4,951,347          94,266       (893,009)     4,152,604

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------
     Transactions of trust shares for the period ending December 31, 1996 were as follows:

                                                                 Shares     Distributions       Shares
                                                               Purchased      Reinvested       Redeemed       Net Increase
                                                               ---------      ----------       --------       ------------
JNL Aggressive Growth Series..............................       1,957,943         130,538       (528,956)     1,559,525
JNL Capital Growth Series.................................       2,355,859          25,885       (517,730)     1,864,014
JNL Global Equities Series................................       2,508,660         215,630       (698,526)     2,025,764
JNL/Alger Growth Series...................................       3,282,099               -       (686,090)     2,596,009
JNL/Eagle Core Equity Series..............................         198,190             214        (14,346)       184,058
JNL/Eagle SmallCap Equity Series..........................         170,418               -         (1,912)       168,506
JNL/Phoenix Investment Counsel Growth Series..............       1,507,501          47,430       (151,986)     1,402,945
JNL/Phoenix Investment Counsel Balanced Series............       1,895,883          54,735       (327,417)     1,623,201
PPM America/JNL Value Equity Series.......................       1,153,246          27,517       (219,113)       961,650
PPM America/JNL High Yield Bond Series....................       1,157,121          74,057       (577,564)       653,614
PPM America/JNL Money Market Series.......................      43,176,521         606,298    (26,846,271)    16,936,548
Salomon Brothers/JNL Global Bond Series...................         898,823          81,924       (416,558)       564,189
Salomon Brothers/JNL U.S. Government & Quality Bond
     Series...............................................         852,084          32,389       (218,886)       665,587
T. Rowe Price/JNL Established Growth Series...............       2,278,033         118,612       (597,638)     1,799,007
T. Rowe Price/JNL International Equity Investment
      Series..............................................       1,947,418          21,151       (131,846)     1,836,723
T. Rowe Price/JNL Mid-Cap Growth Series...................       2,905,453          80,471       (608,146)     2,377,778

* Effective May 1, 1997, the JNL/Phoenix Investment Counsel Balanced Series became the PPM America/JNL Balanced Series, the JNL/Phoenix Investment Counsel Growth Series became the JNL/Putnam Growth Series, and the PPM America/JNL Value Equity Series became the JNL/Putnam Value Equity Series.


NOTE 6.  FOREIGN SECURITIES



     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.


NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


     At December 31, 1997 the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of ($6,408), ($15,722), ($55,680) and $36,569, in the JNL
Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, and Salomon Brothers/JNL Global Bond Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:


JNL Aggressive Growth Series

 Settlement                                        U.S. $ value                                         U.S. $ value
    Date          Currency to be delivered         at 12/31/97        Currency to be received           at 12/31/97
    ----          ------------------------         -----------        -----------------------           -----------

  2/18/98        1,270,000  Deutsche Mark          $   707,994         688,135  US $                     $  688,135
  2/18/98          736,561  US $                       736,561       1,270,000  Deutsche Mark               707,994
   1/9/98          930,000  Finnish Markka             170,711         172,628  US $                        172,628
   1/9/98           93,738  US $                        93,738         500,000  Finnish Markka               91,780
  1/15/98          150,000  Finnish Markka              27,545          28,963  US $                         28,963
   2/2/98           10,000  Finnish Markka               1,838           1,916  US $                          1,916

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


JNL Aggressive Growth Series (continued)

 Settlement                                         U.S. $ value                                        U.S. $ value
    Date           Currency to be delivered         at 12/31/97        Currency to be received          at 12/31/97
    ----           ------------------------         -----------        -----------------------          -----------

  3/26/98         3,915,000  Finnish Markka       $     721,950         753,196  US $                      $753,196
  3/26/98           350,126  US $                       350,126       1,800,000  Finnish Markka             331,931
  3/31/98         6,100,000  Finnish Markka           1,125,191       1,169,189  US $                     1,169,189
  5/28/98         1,000,000  Finnish Markka             185,009         191,205  US $                       191,205
  2/11/98           110,000  British Sterling           180,306         182,787  US $                       182,787
                             Pound
  2/11/98            33,361  US $                        33,361          20,000  British Sterling            32,783
                                                                                 Pound
  2/18/98            90,000  British Sterling           147,473         145,998  US $                       145,998
                             Pound
  2/18/98           149,981  US $                       149,981          90,000  British Sterling           147,473
                                                                                 Pound
  2/19/98           100,000  British Sterling           163,851         167,500  US $                       167,500
                             Pound
  2/19/98            57,813  US $                        57,813          35,000  British Sterling            57,348
                                                                                 Pound
   3/4/98            17,000  British Sterling            27,837          28,455  US $                        28,455
                             Pound
   3/4/98            27,276  US $                        27,276          16,500  British Sterling            27,018
                                                                                 Pound
  3/11/98            50,000  British Sterling            81,843          82,450  US $                        82,450
                             Pound
  5/11/98            34,000  British Sterling            55,491          56,950  US $                        56,950
                             Pound
  5/11/98            55,674  US $                        55,674          34,000  British Sterling            55,491
                                                                                 Pound
  3/11/98     1,700,000,000  Italian Lira               960,661         957,585  US $                       957,585
  3/11/98           163,429  US $                       163,429     280,000,000  Italian Lira               158,227
   1/9/98         1,200,000  Netherlands Guilder        592,153         585,966  US $                       585,966
   1/9/98           333,736  US $                       333,736         650,000  Netherlands Guilder        320,750
  2/25/98         4,050,000  Netherlands Guilder      2,004,336       2,017,080  US $                     2,017,080
  2/25/98           743,740  US $                       743,740       1,450,000  Netherlands Guilder        717,602
  3/31/98         1,750,000  Netherlands Guilder        867,851         882,909  US $                       882,909
  1/15/98         2,950,000  Swedish Krona              371,699         381,505  US $                       381,505
  1/15/98           177,022  US $                       177,022       1,378,000  Swedish Krona              173,627
  2/11/98           297,000  Swedish Krona               37,450          38,126  US $                        38,126
  2/11/98            38,247  US $                        38,247         297,000  Swedish Krona               37,450
   3/4/98           800,000  Swedish Krona              100,935         100,237  US $                       100,237
   3/4/98           106,177  US $                       106,177         800,000  Swedish Krona              100,935
  3/11/98         1,000,000  Swedish Krona              126,189         132,205  US $                       132,205
  3/11/98           132,797  US $                       132,79        1,000,000  Swedish Krona              126,189
                                                    -----------                                         -----------
                                                    $11,857,991                                         $11,851,583
                                                    ===========                                         ===========

JNL Capital Growth  Series

 Settlement                                        U.S. $ value                                        U.S. $ value
    Date          Currency to be delivered          at 12/31/97         Currency to be received         at 12/31/97
    ----           ------------------------         -----------        -----------------------          -----------

   1/20/98          115,000  British Sterling      $    188,704         193,430  US $                      $193,430
                             Pound
   2/11/98          210,000  British Sterling           344,221         348,957  US $                       348,957
                             Pound
   2/11/98          180,937  US $                       180,937         107,000  British Sterling           175,389
                                                                                 Pound
   2/19/98          825,000  British Sterling         1,351,770       1,358,925  US $                     1,358,925
                             Pound
   2/25/98          950,000  British Sterling         1,556,130       1,497,761  US $                     1,497,761
                             Pound
   2/26/98          900,000  British Sterling         1,474,156       1,500,300  US $                     1,500,300
                             Pound
   2/26/98        1,289,611  US $                     1,289,611         765,000  British Sterling         1,253,032
                                                                                 Pound
    3/4/98          400,000  British Sterling           654,980         638,800  US $                       638,800
                             Pound
   3/11/98            5,000  British Sterling             8,184           8,371  US $                         8,371
                             Pound
    5/6/98        1,400,000  British Sterling         2,285,434       2,338,075  US $                     2,338,075
                             Pound
   5/11/98          125,000  British Sterling           204,010         209,375  US $                       209,375
                             Pound
                                                    -----------                                         -----------
                                                    $9,538,137                                          $ 9,522,415
                                                    ===========                                         ===========

JNL Global Equities Series

  Settlement                                          U.S. $ value                                        U.S. $ value
     Date            Currency to be delivered         at 12/31/97          Currency to be received         at 12/31/97
     ----            ------------------------         -----------          -----------------------         -----------

    1/20/98          600,000  Swiss Franc                       $        418,994  US $                              $
                                                          411,625                                             418,994
     2/2/98          150,000  Swiss Franc                 103,068        103,914  US $                        103,914
    2/18/98        1,500,000  Swiss Franc               1,032,558      1,018,883  US $                      1,018,883
    2/18/98        1,083,408  US $                      1,083,408      1,500,000  Swiss Franc               1,032,558
    2/19/98          600,000  Swiss Franc                 413,071        413,223  US $                        413,223
    2/26/98          122,000  Swiss Franc                  84,058         87,644  US $                         87,644
    1/15/98          305,000  Deutsche Mark               169,693        174,447  US $                        174,447
    1/15/98           17,461  US $                         17,461         30,000  Deutsche Mark                16,691

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
                  NOTES TO THE FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

JNL Global Equities Series (continued)

  Settlement                                          U.S. $ value                                        U.S. $ value
     Date            Currency to be delivered         at 12/31/97          Currency to be received         at 12/31/97
     ----            ------------------------         -----------          -----------------------          -----------

     2/2/98           50,000  Deutsche Mark              $ 27,848          28,258  US $                       $28,258
     2/3/98        2,850,000  Deutsche Mark             1,587,431       1,588,248  US $                     1,588,248
     2/3/98        1,427,540  US $                      1,427,540       2,500,000  Deutsche Mark            1,392,483
    2/18/98           75,000  Deutsche Mark                41,811          40,473  US $                        40,473
    2/19/98        2,200,000  Deutsche Mark             1,226,517       1,220,189  US $                     1,220,189
    2/19/98        1,235,677  US $                      1,235,677       2,200,000  Deutsche Mark            1,226,517
    2/26/98        3,750,000  Deutsche Mark             2,091,499       2,079,867  US $                     2,079,867
    2/26/98        1,784,450  US $                      1,784,450       3,070,000  Deutsche Mark            1,712,241
    1/20/98          750,000  Finnish Markka              137,768         144,788  US $                       144,788
    1/20/98          143,234  US $                        143,234         750,000  Finnish Markka             137,768
     1/9/98       11,000,000  French Franc              1,828,651       1,828,777  US $                     1,828,777
     1/9/98        1,886,635  US $                      1,886,635      11,000,000  French Franc             1,828,651
    1/20/98          500,000  French Franc                 83,173          84,574  US $                        84,574
     2/3/98       11,000,000  French Franc              1,831,312       1,814,681  US $                     1,814,681
     2/3/98        1,921,186  US $                      1,921,186      11,000,000  French Franc             1,831,312
    2/18/98        5,000,000  French Franc                833,161         809,532  US $                       809,532
    2/18/98          573,460  US $                        573,460       3,000,000  French Franc               499,897
    3/18/98        6,000,000  French Franc              1,001,352       1,031,637  US $                     1,031,637
    2/11/98        5,200,000  British Sterling          8,523,570       8,441,520  US $                     8,441,520
                              Pound
    2/11/98        7,420,035  US $                      7,420,035       4,500,000  British Sterling         7,376,166
                                                                                   Pound
    2/18/98        3,000,000  British Sterling          4,915,768       4,866,615  US $                     4,866,615
                              Pound
    2/19/98          600,000  British Sterling            983,105       1,001,400  US $                     1,001,400
                              Pound
    1/20/98      115,250,000  Japanese Yen                885,227       1,038,288  US $                     1,038,288
    2/18/98      166,750,000  Japanese Yen              1,286,307       1,407,577  US $                     1,407,577
    3/18/98      594,440,000  Japanese Yen              4,604,843       5,145,108  US $                     5,145,108
    3/18/98        2,725,454  US $                      2,725,454     325,000,000  Japanese Yen             2,517,620
    3/25/98       30,000,000  Japanese Yen                232,641         240,015  US $                       240,015
    4/22/98      165,000,000  Japanese Yen              1,284,884       1,294,179  US $                     1,294,179
     1/9/98        1,000,000  Netherlands Guilder         493,461         501,379  US $                       501,379
     2/3/98        3,500,000  Netherlands Guilder       1,729,822       1,728,395  US $                     1,728,395
     2/3/98        1,809,147  US $                      1,809,147       3,500,000  Netherlands Guilder      1,729,822
    2/18/98          200,000  Netherlands Guilder          98,937          95,721  US $                        95,721
    2/19/98        6,300,000  Netherlands Guilder       3,116,717       3,100,394  US $                     3,100,394
    2/19/98        2,229,955  US $                      2,229,955       4,400,000  Netherlands Guilder      2,176,754
    1/15/98        6,400,000  Swedish Krona               806,397         832,077  US $                       832,077
     2/2/98          700,000  Swedish Krona                88,245          90,696  US $                        90,696
    10/2/98        1,200,000  South African Rand          232,076         237,765  US $                       237,765
    10/2/98          231,256  US $                        231,256       1,200,000  South African Rand         232,076
                                                      -----------                                         -----------
                                                      $66,675,494                                         $66,619,814
                                                      ===========                                         ===========

Salomon Brothers/JNL Global Bond Series

Settlement                                          U.S. $ value                                         U.S. $ value
   Date              Currency to be delivered        at 12/31/97           Currency to be received       at 12/31/97
   ----              ------------------------        -----------           -----------------------       -----------
    2/11/98           16,965  Australian $          $      11,067         11,191  US $                        $11,191
    2/11/98          713,098  Canadian $                  499,711        502,182  US $                        502,182
    2/11/98        2,645,016  Deutsche Mark             1,473,937      1,507,733  US $                      1,507,733
    2/11/98          457,276  US $                        457,276        806,841  Deutsche Mark               449,613
    2/11/98      566,847,218  Italian Lira                320,332        328,173  US $                        328,173
                                                       ----------                                          ----------
                                                       $2,762,323                                          $2,798,892
                                                       ==========                                          ==========


                          JNL AGGRESSIVE GROWTH SERIES

                            SCHEDULE OF INVESTMENTS
                               December 31, 1997





                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks -- 90.45%
-----------------------

Brazil -- 0.58%
---------------
Telecommunications - 0.58%
   Ericsson Telecommunicacoes SA (a)14,709,000 .........                $471,827

Finland -- 1.71%
----------------
Conglomerates -- 1.71%
   Metra Oy, Class B ...................................      18,630     437,472
   Raisio Group PLC (a) ................................       8,053     955,850
                                                                       ---------

      Total Finland ....................................               1,393,322

France -- 0.10%
---------------
Oil -- 0.10%
   Elf Aquitaine .......................................         709      82,462


Italy -- 1.58%
--------------
Banks -- 0.73%
   Banca Commerciale Italiana ..........................     172,358     599,210

Telecommunications -- 0.85%
   Telecom Italia SPA ..................................     107,961     689,632
                                                                       ---------

     Total Italy .......................................               1,288,842

Netherlands-- 0.09%
-------------------
Household Appliances &
  Furnishings -- 0.09%
   Philips Electronics NV ..............................       1,217      72,985

Norway -- 1.35%
---------------
Oil -- 1.09%
   Ocean Rig ASA (a) ...................................     490,511     518,019
   Smedvig ASA .........................................      17,687     371,183
                                                                       ---------
                                                                         889,202

Recycling -- 0.26%
   Tomra Systems ASA ...................................       9,665     215,918
                                                                       ---------

     Total Norway ......................................               1,105,120

Sweden -- 0.66%
---------------
Household Appliances &
   Furnishings -- 0.66%
   Electrolux (a) ......................................       7,817     542,471

United Kingdom -- 1.44%
-----------------------
Conglomerates -- 0.80%
   Siebe PLC ...........................................      33,114     649,957

Drugs & Health Care -- 0.64%
   SmithKline Beecham PLC ..............................      51,314     528,877
                                                                       ---------

     Total United Kingdom ..............................               1,178,834


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States -- 82.94%
-----------------------
Banks -- 4.64%
   Ambanc Holding Co., Inc. ........................           1,950    $ 36,562
   Bank of New York Co. , Inc. .....................          13,150     760,234
   BankAmerica Corp. ...............................          19,775   1,443,575
   Citicorp ........................................           2,625     331,898
   Klamath First Bancorp, Inc. .....................           1,950      41,925
   Prime Bancshares, Inc. ..........................          12,500     260,938
   Provident Financial Holdings, Inc. (a)...........           1,400      30,625
   Roslyn Bancorp, Inc. ............................           5,075     117,994
   Star Banc Corp. .................................           7,950     456,131
   US Bancorp ......................................           2,775     310,627
                                                                       ---------
                                                                       3,790,509

Broadcasting -- 3.65%
   Comcast Corp. ...................................          58,275   1,839,305
   Time Warner, Inc. ...............................          18,375   1,139,250
                                                                       ---------
                                                                       2,978,555

Business Services -- 4.39%
   Corporate Family Solutions, Inc. (a).............          31,750     682,625
   Lamar Advertising Co. Class A (a)................           5,850     232,537
   Nokia Corp. ADR (a) .............................          32,600   2,282,000
   Outdoor Systems, Inc. (a) .......................           5,400     207,225
   Technology Solutions Co. (a) ....................           7,037     185,601
                                                                       ---------
                                                                       3,589,988

Chemicals -- 5.64%
   Monsanto Co. ....................................          87,600   3,679,200
   Solutia, Inc. ...................................          34,980     933,529
                                                                       ---------
                                                                       4,612,729

Computers & Business
  Equipment -- 6.88%
   Ceridian Corp. (a) ..............................           9,700     444,381
   Cisco Systems, Inc. (a) .........................          27,413   1,528,247
   Compaq Computer Corp. ...........................          21,887   1,235,248
   Dell Computer Corp. (a) .........................          13,025   1,094,100
   EMC Corp. (a) ...................................          29,325     804,605
   Sapient Corp. (a) ...............................           8,400     514,500
                                                                       ---------
                                                                       5,621,081

Conglomerates -- 1.44%
   CBS Corp. .......................................          39,850   1,173,084

Drugs & Health Care -- 10.90%
   Cardinal Health, Inc. ...........................           6,300     473,287
   Centocor, Inc. (a) ..............................          11,100     369,075
   Eli Lilly & Co. .................................          22,275   1,550,897
   Omnicare, Inc. ..................................          32,775   1,016,025
   Pfizer, Inc. ....................................          11,550     861,197
   Sofamor Danek Group, Inc. (a) ...................           9,450     614,841
   Warner Lambert Co. ..............................          32,450   4,023,800
                                                                       ---------
                                                                       8,909,122

                     See notes to the financial statements.

                          JNL AGGRESSIVE GROWTH SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Electrical Equipment -- 1.19%
   ASM Lithography Holdings NV (a) .............              14,350    $968,625

Electronics -- 9.86%
   Analog Devices, Inc. (a) ....................              41,608   1,152,022
   Intel Corp. .................................              19,950   1,401,488
   Maxim Integrated Products, Inc. (a)..........               9,150     315,675
   Philips Electronics NV ......................              43,573   2,636,166
   Pittway Corp., Class A ......................              26,150   1,820,694
   Texas Instruments, Inc. .....................              16,275     732,375
                                                                       ---------
                                                                       8,058,420

Financial Services -- 3.40%
   Associates First Capital Corp. ..............              17,975   1,278,472
   Class A
   Astoria Financial Corp. .....................               1,375      76,656
   Catskill Financial Corp. ....................               1,075      20,291
   Charles Schwab Corp. ........................              19,062     799,413
   Peekskill Financial Corp. ...................               1,025      17,169
   SLM Holding Corp. ...........................               3,850     535,631
   TF Financial Corp. ..........................               1,700      51,000
                                                                       ---------
                                                                       2,778,632

Insurance -- 3.86%
   Reliance Group Holdings, Inc. ...............               4,675      66,034
   SunAmerica, Inc. ............................               9,075     387,956
   UNUM Corp. ..................................              49,704   2,702,655
                                                                       ---------
                                                                       3,156,645

Packaging -- 1.72%
   Sealed Air Corp. (a) ........................              22,825   1,409,444

Petroleum Services -- 7.97%
   Diamond Offshore Drilling, Inc. (a)..........              18,900     909,562
   Noble Drilling Corp. (a) ....................              29,700     909,562
   Santa Fe International Corp. ................              40,700   1,655,981
   Schlumberger Ltd. ...........................              20,700   1,666,350
   Transocean Offshore, Inc. ...................              28,425   1,369,730
                                                                       ---------
                                                                       6,511,185

Real Estate -- 0.97%
   Equity Office Properties, Inc. ..............              25,000     789,063

Retail -- 2.60%
   CompUSA, Inc. (a) ...........................              15,425     478,175
   Costco Cos., Inc. (a) .......................              18,050     805,481
   Linens & Things, Inc. (a) ...................              10,250     447,156
   Sara Lee Corp. ..............................               7,025     395,595
                                                                       ---------
                                                                       2,126,407


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Savings & Loan -- 0.39%
   Dime Bancorp, Inc. ............................             3,275    $ 99,069
   FSF Financial Corp. ...........................               200       4,125
   First Defiance Financial Corp. ................             1,725      27,600
   First Savings Bancorp .........................               325       8,288
   FirstSpartan Financial Corp. ..................             1,425      57,356
   GSB Financial Corp. (a) .......................               975      17,611
   North Central Bancshares, Inc. ................             1,050      20,869
   Queens County Bancorp, Inc. ...................             2,025      82,013
                                                                     -----------
                                                                         316,931

Software -- 10.56%
   America Online, Inc. (a) ......................             2,300     205,131
   Aspen Technology, Inc. (a) ....................            30,725   1,052,332
   Cadence Design Systems, Inc. (a)  .............            30,425     745,412
   HBO & Co. .....................................            16,250     780,000
   Microsoft Corp. (a) ...........................            14,475   1,870,894
   Parametric Technology Corp. (a) ...............            68,000   3,221,500
   Peoplesoft, Inc. (a) ..........................             6,500     253,500
   Wind River Systems, Inc. (a) ..................            12,575     499,070
                                                                     -----------
                                                                       8,627,839

Telecommunications -- 2.88%
   Tele Communications, Inc. (a) .................            84,128   2,350,326
                                                                     -----------

     Total United States .........................                    67,768,585
                                                                     -----------

       Total Common Stocks
         (cost $68,071,484) ......................                    73,904,448
                                                                     -----------

                                                             Principal
                                                              Amount
                                                             ---------
Short Term Investments -- 9.55%
-------------------------------

Commercial Paper -- 4.29%
   General Electric Capital Corp. ................
         6.70%, 01/02/1998..........$ ............         3,499,349   3,500,000

U.S. Government Agencies -- 5.26%
   Federal National Mortgage
        Association Discount Note
         6.00%, 01/02/1998 .......................         4,300,000   4,299,283
                                                                     -----------

        Total Short Term Investments
         (cost $7,798,632)........................                     7,798,632

                                                                     -----------

Total Investments -- 100%
-------------------------
   (cost $75,870,116) ............................                   $81,703,080
                                                                     ===========

                     See notes to the financial statements.

--------------------------------------------------------------------------------
  (a) Non-income producing security.

                           JNL CAPITAL GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks -- 97.19%
-----------------------

United Kingdom -- 12.78%
------------------------
Business Services -- 1.53%
   Capita Group PLC ............................             185,778  $1,132,071

Financial Services -- 1.31%
   Amvescap PLC ................................             113,532     971,113

Food & Beverages -- 9.94%
   Pizza Express PLC ...........................             285,117   3,493,553
   JD Wetherspoon PLC ..........................             704,770   3,854,757
                                                                       ---------
                                                                       7,348,310
                                                                       ---------

     Total United Kingdom ......................                       9,451,494

United States -- 84.41%
-----------------------
Airlines -- 0.85%
   Ryanair Holdings PLC ADR (a) ................              25,100     630,638

Automobile -- 1.10%
   OEA, Inc. ...................................              16,125     466,617
   O'Reilly Automotive, Inc. (a) ...............              13,325     349,781
                                                                       ---------
                                                                         816,398

Banks -- 1.89%
   First Empire State Corp. ....................               1,125     523,125
   Northern Trust Corp. ........................               6,500     453,375
   Star Banc Corp. .............................               7,375     423,141
                                                                       ---------
                                                                       1,399,641

Broadcasting & Media -- 8.31%
   Chancellor Media Group ......................              20,750   1,548,469
   Clear Channel Communications, Inc. (a).......              36,350   2,887,553
   Heftel Broadcasting Corp. (a) ...............              36,575   1,709,881
                                                                       ---------
                                                                       6,145,903

Building & Construction -- 4.29%
   Fastenal Co. ................................              72,725   2,781,731
   Rental Services Corp. (a) ...................              15,825     388,702
                                                                       ---------
                                                                       3,170,433

Business Services -- 12.44%
   Apollo Group, Inc. (a) ......................              60,700   2,868,075
   Coinmachine Laundry Corp. (a) ...............              16,925     414,662
   Outdoor Systems, Inc. (a) ...................              23,550     903,730
   Paychex, Inc. ...............................              82,200   4,161,375
   Profit Recovery Group
      International, Inc. (a) ..................              20,100     356,775
   Robert Half International, Inc. (a)..........               5,825     233,000
   Snyder Communications, Inc. (a) .............               7,225     263,712
                                                                       ---------
                                                                       9,201,329

Drugs & Health Care -- 9.68%
   Ameripath, Inc. (a) .........................              21,700     368,900
   Healthcare Financial Partners, Inc. (a)......              17,650     626,575
   Omnicare, Inc. ..............................             135,225   4,191,975


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Drugs & Health Care (continued)
   Pediatrix Medical Group, Inc. (a) ...........              24,525  $1,048,444
   Sofamor Danek Group, Inc. (a) ...............              14,150     920,634
                                                                       ---------
                                                                       7,156,528

Electrical Equipment -- 3.24%
   Barnett, Inc. (a) ...........................              52,375   1,152,250
   Littelfuse, Inc. (a) ........................              49,875   1,240,641
                                                                       ---------
                                                                       2,392,891

Electronics -- 5.68%
   Berg Electronics Corp. (a) ..................              41,425     942,419
   Maxim Integrated Products, Inc. (a)..........              41,550   1,433,475
   Sanmina Corp. (a) ...........................               4,475     303,181
   Sipex Corp. (a) .............................              37,450   1,132,863
   Vitesse Semiconductor Corp. (a) .............              10,225     385,994
                                                                       ---------
                                                                       4,197,932

Financial Services -- 7.31%
   American Capital Strategies, Ltd. ...........              18,825     341,203
   Capital Trust (a) ...........................              26,300     295,875
   Charles Schwab Corp. ........................              41,287   1,731,474
   Federal Agricultural Mortgage
      Corp., Class C (a) .......................               5,300     323,300
   Insignia Financial Group, Inc. (a)...........              69,500   1,598,500
   Medallion Financial Corp. ...................              30,725     675,950
   Regions Financial Corp. .....................              10,375     437,695
                                                                       ---------
                                                                       5,403,997

Food & Beverages -- 1.20%
   JP Foodservice, Inc. (a) ....................              24,125     891,117

Gas Exploration -- 0.75%
   Trigen Energy Corp. .........................              27,675     551,770

Hotels & Restaurants -- 2.28%
   Papa John's International, Inc. (a) .........              48,337   1,685,753


Insurance -- 2.98%
   Progressive Corp. ...........................              10,150   1,216,731
   Protective Life Corp. .......................               8,000     478,000
   UICI (a) ....................................              14,625     510,047
                                                                       ---------
                                                                       2,204,778

Leisure Time -- 4.21%
   Family Golf Centers, Inc. (a) ...............              16,650     522,394
   Premier Parks, Inc. (a) .....................              15,725     636,863
   Regal Cinemas, Inc. (a) .....................              16,200     451,575
   Royal Caribbean Cruises, Ltd. ...............              28,150   1,500,747
                                                                       ---------
                                                                       3,111,579

Petroleum Services -- 0.36%
   Hanover Compressor Co. (a) ..................              12,975     265,177


                     See notes to the financial statements.

                            JNL CAPITAL GROWTH SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Plastics -- 1.47%
   Sealed Air Corp. (a) ........................              17,575  $1,085,256

Pollution Control -- 0.20%
   Culligan Water Technologies, Inc. (a)........               2,950     148,238

Real Estate -- 1.61%
   Security Capital Group, Inc. (a)  ...........              22,100     718,250
   Vornado Realty Trust ........................              10,025     470,548
                                                                       ---------
                                                                       1,188,798

Retail -- 4.72%
   CompUSA, Inc. (a) ...........................              19,700     610,700
   Fred Meyer, Inc. (a) ........................               9,000     327,375
   MSC Industrial Direct Co. Inc. (a) ..........               8,625     365,484
   Petco Animal Supplies Inc. (a) ..............              81,690   1,960,560
   Quality Food Centers, Inc. (a) ..............               3,350     224,450
                                                                       ---------
                                                                       3,488,569

Schools -- 0.18%
   Devry, Inc. (a) .............................               4,125     131,484

Software -- 3.47%
   America Online, Inc. (a) ....................               8,350     744,715
   Cadence Design Systems, Inc. (a)  ...........              74,175   1,817,288
                                                                       ---------
                                                                       2,562,003
Telecommunications -- 3.04%
   Pricellular Corp. Class A (a) ...............             116,057   1,211,345
   Univision Communications, Inc. ..............
      Class A (a) ..............................              14,825   1,034,970
                                                                       ---------
                                                                       2,246,315


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Utilities -- 3.15%
    AES Corp.(a)  ................................            49,950 $2,328,919

        Total United .............................                   62,405,446
   States

       Total Common Stocks
         (cost $59,102,042) ......................                    71,856,940
                                                                     -----------

Warrants -- 0.11%

Electrical Equipment -- 0.11%
   Littelfuse, Inc.
     Expires 12/27/2001, (cost $48,137)...........             3,700      81,400

                                                                     -----------


                                                         Principal
                                                          Amount
                                                         ---------
Short Term Investments -- 2.70%

Commercial Paper -- 2.70%
   General Electric Capital Corp.
     6.70%, 01/02/1998..............$ ............         1,999,628   2,000,000
                                                                     -----------


     Total Short Term Investments
       (cost $1,999,628) .........................                     1,999,628
                                                                     -----------

Total Investments -- 100%
   (cost $61,149,807) ............................                   $73,937,968
                                                                     ===========


 See notes to the financial statements.

--------------------------------------------------------------------------------
(a) Non-income producing security.

                           JNL GLOBAL EQUITIES SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks -- 94.87%
-----------------------

Austria -- 0.61%
----------------
Banks -- 0.61%
   Erste Bank Der Oesterreichischen
      Sparkassen (a) ...........................              18,582    $926,048

Belgium -- 0.09%
Financial Services -- 0.09%
   Credit Communal Holding Dexia ...............                 962     129,172

Denmark -- 1.02%
Banks -- 0.83%
   BG Bank A/S .................................              14,420     970,186
   Unidanmark Series A, A/S ....................               3,854     282,923
                                                                       ---------
                                                                       1,253,109
Transportation -- 0.19%
   SAS Danmark A/S .............................              19,404     283,192
                                                                       ---------

     Total Denmark .............................                       1,536,301

Finland -- 2.23%
----------------
Banks -- 0.15%
   Merita PLC ..................................              43,143     235,860

Computers & Software -- 0.36%
   Tietotehdas Oy, Class B (a) .................               4,775     536,984

Conglomerates -- 0.26%
   Amer Group Ltd. Series B (a) ................              14,802     283,769
   Metra Oy, Class B ...........................               4,690     110,131
                                                                       ---------
                                                                         393,900

Food & Beverages -- 0.59%
   Raisio Group PLC ............................               7,449     884,158

Insurance -- 0.87%
   Pohjola Insurance Group .....................              21,619     801,152
   Sampo Insurance Ltd. ........................              15,671     508,859
                                                                       ---------
                                                                       1,310,011
                                                                       ---------

     Total Finland .............................                       3,360,913

France -- 9.41%
---------------
Automobiles & Parts --0.85%
   Renault SA (a) ..............................              45,348   1,275,636

Banks -- 1.13%
   Banque Nationale de Paris ...................               8,239     437,926
   Credit Commercial de France .................               6,558     449,477
   Dexia France ................................               5,932     686,982
   Societe Generale ............................                 961     130,933
                                                                       ---------
                                                                       1,705,318

Building & Construction -- 0.98%
   Suez Lyonnaise des Eaux .....................              10,099   1,117,543
   Technip .....................................               3,332     351,553
                                                                       ---------
                                                                       1,469,096

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

France (continued)
------------------
Business Services -- 0.56%
   Cap Gemini SA .............................                10,315    $845,801

Chemicals -- 0.51%
   Rhone Poulenc .............................                17,279     774,017

Computer Services -- 0.54%
   Axime (a) .................................                 6,284     810,232

Electrical Equipment -- 0.24%
   Alcatel Alsthom ...........................                 2,804     356,411

Food & Beverages -- 0.33%
   Danone ....................................                 2,736     488,693

Gas Exploration -- 1.85%
   Elf Aquitaine SA ..........................                23,974   2,788,369

Insurance -- 0.16%
   Assurances Generales de France ............                 4,113     217,934
   Union des Assurances Federales ............                   204      26,777
                                                                      ----------
                                                                         244,711
Oil -- 0.43%
   Total .....................................                 5,973     650,048

Publishing -- 0.61%
   Lagardere S.C.A ...........................                27,926     923,365

Retail -- 0.52%
   GrandVision S.A ...........................                19,160     788,239

Tires & Rubber -- 0.70%
   Compagnie Generale des
      Etablissements Michelin ................                20,920   1,053,213
                                                                      ----------

       Total France ..........................                        14,173,149

Germany -- 4.31%
----------------
Apparel & Textiles -- 0.37%
   Adidas AG .................................                 4,290     564,226

Banks -- 2.15%
   Bankgesellschaft Berlin AG ................                 4,949     108,942
   Bayerische Verinsbank AG ..................                 5,403     353,502
   Deutsche Bank AG ..........................                23,529   1,661,071
   Deutsche Phandbreif-und
      Hypothekenbank .........................                18,866   1,117,939
                                                                      ----------
                                                                       3,241,454
Insurance -- 0.98%
   Aachner & Muenchener
      Beteiligungs AG ........................                 7,088     768,315
   Allianz AG (a) ............................                 1,528     395,813
   Muenchener Rueckversicherungs -
      Gesellschaft AG ........................                   835     314,700
                                                                      ----------
                                                                       1,478,828

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Germany (continued)
-------------------
Manufacturing -- 0.14%
   Siemens AG ..................................               3,465    $205,132

Transportation -- 0.67%
   Lufthansa AG ................................              52,450   1,005,878
                                                                       ---------

     Total Germany .............................                       6,495,518

Hong Kong -- 0.68%
------------------
Conglomerates -- 0.35%
   Citic Pacific Ltd. ..........................              22,000      87,444
   Hutchison Whampoa Ltd. ......................              35,000     219,512
   Swire Pacific Ltd. ..........................              41,000     224,868
                                                                       ---------
                                                                         531,824

Financial Services -- 0.21%
   First Pacific Co. Ltd. ......................             641,540     310,463

Telecommunications -- 0.12%
   China Telecom (a) ...........................             106,000     181,933
                                                                       ---------

     Total Hong Kong ...........................                       1,024,220

Italy -- 2.15%
--------------
Banks -- 0.82%
   Banca Commerciale Italiana ..................             270,103     939,024
   Credito Italiano ............................              94,601     291,718
                                                                       ---------
                                                                       1,230,742

Insurance -- 0.45%
   Assicurazioni Generali ......................              27,193     667,912

Telecommunications -- 0.41%
   Telecom Italia SPA ..........................              97,392     622,120

Transportation -- 0.47%
   Aeroporti di Roma SPA (a) ...................              68,599     711,584
                                                                       ---------

     Total Italy ...............................                       3,232,358

Japan -- 7.73%
--------------
Automobiles & Parts -- 0.18%
   Denso Corp. .................................              15,000     269,970

Building & Construction -- 0.07%
   Matsushita Electric Works, Ltd. .............              12,000     103,852

Computers & Business
   Equipment -- 1.44%
   Fujitsu Ltd. ................................              22,000     235,889
   NTT Data Corp. ..............................                  36   1,938,271
                                                                       ---------
                                                                       2,174,160




                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Japan (continued)
-----------------
Drugs & Health Care -- 0.62%
   Takeda Chemical Industries ................                33,000    $940,185

Electrical Equipment -- 0.21%
   Hitachi Ltd. ..............................                45,000     320,517

Food & Beverages -- 0.20%
   Kita Kyushu Coca-Cola Bottling ............                15,400     292,502

Household Furniture &
   Appliances -- 1.85%
   Sony Corp. ................................                31,400   2,789,615

Real Estate -- 0.46%
   Mitsubishi Estate Co. Ltd. ................                64,000     696,025

Retail -- 0.12%
   Mitsui & Co. ..............................                18,000     173,700

Rubber & Tires -- 0.29%
   Bridgestone Corp. .........................                20,230     438,469

Telecommunications -- 2.29%
   Nippon Telegraph & Telephone ..............                   402   3,448,265
   Corp ......................................
                                                                      ----------

     Total Japan .............................                        11,647,260

Mexico -- 0.72%
---------------
Conglomerates -- 0.07%
   Grupo Carso SA de CV ......................                15,000     100,366

Food & Beverages -- 0.38%
   Fomento Economico Mexicano
      SA de CV, Class A ......................                72,700     581,024

Paper & Paper Products -- 0.19%
   Kimberly Clark de Mexico SA de CV .........                58,200     284,852

Retail -- 0.08%
   Cifra SA De CV ............................                46,471     114,011
                                                                      ----------

     Total Mexico ............................                         1,080,253

Netherlands -- 8.40%
--------------------
Airlines -- 0.39%
   KLM Royal Dutch Airlines NV ...............                15,930     589,229

Business Services -- 0.08%
   Vedior ....................................                 6,542     117,763

Chemicals -- 2.57%
   Akzo Nobel NV .............................                22,426   3,866,609

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Netherlands (continued)
-----------------------
Computers & Business
   Equipment -- 0.56%
   Getronics NV ...............................               26,284    $837,396

Electronics -- 0.46%
   Simac Techniek NV ..........................                6,000     698,345

Food & Beverages -- 0.27%
   Nutricia Verenigde Bedrijuen NV ............               13,685     415,075

Household Furniture &
   Appliances -- 1.58
   Philips Electronics NV .....................               39,656   2,378,206

Publishing -- 2.49%
   Elsevier NV ................................               79,051   1,278,758
   Wolters Kluwer NV (a) ......................               19,198   2,479,696
                                                                      ----------
                                                                       3,758,454
                                                                      ----------

     Total Netherlands ........................                       12,661,077

Norway -- 0.44%
---------------
Computers & Business
   Equipment -- 0.13%
   Merkantildata ASA ..........................                5,594     192,379

Industrial Machinery -- 0.14%
   Tomra Systems ASA ..........................                9,800     218,934

Transportation -- 0.17%
   SAS Norge ASA B shares .....................               18,334     255,680
                                                                      ----------

     Total Norway .............................                          666,993

South Africa -- 0.00%
---------------------
Computers & Business
   Equipment -- 0.00%
   Dimension Data Holdings, Ltd. (a) ..........                   93         401

Spain -- 0.60%
--------------
Commercial Services -- 0.01%
   Prosegur, Companhia de Seguridad SA ........                  882       8,857


Food & Beverages -- 0.59%
   Telepizza SA (a) ...........................               11,090     895,353
                                                                      ----------

     Total Spain ..............................                          904,210

Sweden -- 6.50%
---------------
Banks -- 0.40%
   Skandinaviska Enskilda Banken ..............               48,065     608,387






                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Sweden (continued)
------------------
Broadcasting -- 0.02%
   Modern Times Group (a) ......................               4,423     $26,460

Business Services -- 0.95%
   Securitas AB, Class B .......................              30,493     921,714
   WM-Data AB B Shares .........................              28,290     511,293
                                                                       ---------
                                                                       1,433,007

Conglomerates -- 0.07%
   Kinnevik Investment Series B ................               6,410     106,162

Drugs & Health Care -- 0.68%
   Ortivus AB Series B (a) .....................              30,829   1,028,941

Electronics -- 0.10%
   Pricer AB Series B (a) ......................               8,283     153,352

Financial Services -- 0.37%
   Investor AB .................................              11,344     552,920

Household Furniture &
   Appliances -- 1.56%
   Electrolux AB Series B ......................              33,822   2,347,123

Insurance -- 0.34%
   Skandia Forsakrings AB ......................              10,685     503,978

Non-Ferrous Metals -- 1.02%
   Assa Abloy AB Series B ......................              58,124   1,537,304

Telecommunications -- 0.76%
   Ericcson LM Tel Series B ....................              30,573   1,149,390

Transportation -- 0.23%
   SAS Sverige AB ..............................              23,950     346,887
                                                                       ---------

     Total Sweden ..............................                       9,793,911

Switzerland -- 7.53%
--------------------
Banks -- 1.36%
   Credit Suisse Group AG ......................               4,356     673,731
   Union Bank of Switzerland AG (a)  ...........                 955   1,380,345
                                                                       ---------
                                                                       2,054,076

Business Services -- 0.28%
   Kuoni Reisen AG .............................                 112     419,655

Drugs & Health Care -- 2.16%
   Ares Serono SA ..............................                 198     326,567
   Novartis AG .................................                 973   1,578,162
   Roche Holding AG ............................                 136   1,350,041
                                                                       ---------
                                                                       3,254,770

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Switzerland (continued)
-----------------------
Insurance -- 3.61%
   Baloise Holdings Ltd. (a) .................                   268    $495,760
   Swiss Life ................................                 4,860   3,814,960
   Zurich Versicherungs-Gesellschaft .........                 2,367   1,127,451
                                                                      ----------
                                                                       5,438,171

Transportation -- 0.12%
   Sairgroup (a) .............................                   134     183,411
                                                                      ----------

     Total Switzerland .......................                        11,350,083

United Kingdom -- 16.54%
------------------------
Banks -- 2.36%
   Barclays PLC ..............................                21,070     560,914
   Lloyds TSB Group PLC ......................               209,071   2,719,927
   National Westminster Bank PLC .............                16,478     273,899
                                                                      ----------
                                                                       3,554,740

Building & Construction -- 0.49%
   Powerscreen International PLC .............                74,340     745,996

Business Services -- 1.49%
   BTG PLC ...................................                59,268     666,832
   Logica PLC ................................                82,890   1,583,388
                                                                      ----------
                                                                       2,250,220

Chemicals -- 0.33%
   Imperial Chemical Industries PLC ..........                29,432     459,733
   Victrex PLC ...............................                11,785      45,489
                                                                      ----------
                                                                         505,222

Conglomerates -- 6.96%
   Hays PLC ..................................               116,697   1,553,582
   Misys PLC .................................                29,138     880,609
   Rentokil Initial PLC ......................               746,851   3,305,104
   Siebe PLC .................................               168,999   3,317,091
   Ti Group PLC ..............................                36,421     279,965
   Tomkins PLC ...............................               101,196     478,698
   Williams PLC ..............................               122,408     679,566
                                                                      ----------
                                                                      10,494,615

Drugs & Health Care -- 0.27%
   SmithKline Beecham PLC ....................                38,928     401,219

Electronics -- 0.70%
   Electrocomponents PLC .....................                95,469     710,339
   Premier Farnell PLC .......................                48,338     347,751
                                                                      ----------
                                                                       1,058,090

Financial Services -- 0.44%
   Amvescap PLC ..............................                14,136     120,914
   JBA Holdings PLC ..........................                31,557     536,465
                                                                      ----------
                                                                         657,379



                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United Kingdom (continued)
--------------------------
Food & Beverages -- 0.07%
   J D Wetherspoon PLC .......................                18,310    $100,147

Insurance -- 0.61%
   Royal & Sun Alliance Insurance ............                91,459     920,857
   Group

Leisure & Entertainment -- 0.60%
   Compass Group PLC .........................                72,955     897,516

Oil -- 0.31%
   British Petroleum Co. PLC .................                35,097     464,282

Publishing -- 1.05%
   Newsquest PLC (a) .........................               364,524   1,589,630

Software -- 0.07%
   Sema Group PLC ............................                 4,350     105,744

Telecommunications -- 0.46%
   Energis PLC (a) ...........................               103,321     432,747
   Freepages Group PLC (a) ...................               492,475     258,845
                                                                      ----------
                                                                         691,592

Transportation -- 0.33%
   Stagecoach Holdings PLC ...................                35,805     491,061
                                                                      ----------

     Total United Kingdom ....................                        24,928,310

United States -- 25.91%
-----------------------
Automobile & Parts -- 0.02%
   Tata Engineering & Locomotive
      Co. Ltd. (144a) ........................                 3,718      28,092

Banks -- 0.56%
   Banco Rio de la Plata SA (a) ..............                 6,175      86,450
   BankAmerica Corp. .........................                 2,850     208,050
   Uniao de Bancos Brasileiros SA ............                 5,925     190,711
   Wells Fargo & Co. .........................                 1,075     364,895
                                                                      ----------
                                                                         850,106

Broadcast & Communications -- 0.52%
   Grupo Televisa SA de CV ADR (a) ...........                20,225     782,455

Business Services -- 0.10%
   Manpower, Inc. ............................                 4,250     149,813

Chemicals -- 2.76%
   Du Pont E I De Nemours & Co. ..............                15,450     927,966
   Monsanto Co. ..............................                52,675   2,212,350
   Solutia, Inc. .............................                38,325   1,022,798
                                                                      ----------
                                                                       4,163,114

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Computers & Business
   Equipment -- 0.40%
   Compaq Computer Corp. .......................               9,050    $510,759
   Dassault Systemes SA ADR ....................               3,000      92,625
                                                                       ---------
                                                                         603,384

Conglomerates -- 1.26%
   CBS Corp. ...................................              50,350   1,482,178
   General Electric Co. ........................               2,150     157,756
   Minnesota Mining &
      Manufacturing Co. ........................               3,200     262,600
                                                                       ---------
                                                                       1,902,534

Drugs & Health Care -- 2.92%
   Cardinal Health, Inc. .......................               2,900     217,863
   Elan Corp. PLC ADR (a) ......................               6,025     308,404
   Grupo Casa Autrey SA de CV ADR ..............              11,950     244,228
   Eli Lilly & Co. .............................               8,950     623,144
   Pfizer, Inc. ................................              12,725     948,808
   Schering Plough Corp. .......................               1,875     116,484
   SmithKline Beecham PLC ADR ..................               8,700     447,506
   Warner Lambert Co. ..........................              12,050   1,494,200
                                                                       ---------
                                                                       4,400,637

Electronics -- 3.54%
   Analog Devices, Inc. (a) ....................               2,000      55,375
   Intel Corp. .................................               2,650     186,162
   Philips Electronics .........................              48,469   2,932,375
   Texas Instruments, Inc. .....................              48,075   2,163,375
                                                                       ---------
                                                                       5,337,287

Energy -- 0.13%
   AO Mosenergo ................................               1,325      48,893
   Companhia Energetica de Minas Gerais ADR.....               1,050      45,621
   Unified Energy Systems - Russia (a)..........               3,133      95,557
                                                                       ---------
                                                                         190,071

Financial Services -- 0.87%
   Romania Investment Fund .....................                 204     195,222
   SLM Holding Corp. ...........................               8,025   1,116,478
                                                                       ---------
                                                                       1,311,700

Industrial Machinery -- 0.34%
   Asm Lithography Holdings NV (a) .............               3,100     209,250
   Pfeiffer Vacuum Technology
      AG ADR (a) ...............................              10,675     298,900
                                                                       ---------
                                                                         508,150

Oil -- 1.97%
   Halliburton Co. .............................               2,825     146,723
   Oil Co Lu Koil Holding ADR ..................               2,650     243,336
   Petroleum Geo-Services (a) ..................              12,025     778,619



                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

United States (continued)
-------------------------
Oil (continued)
   Schlumberger Ltd. .........................                14,425  $1,161,212
   Transocean Offshore, Inc. .................                 5,300     255,394
   YPF Sociedad Anonima ADR ..................                11,100     379,481
                                                                     -----------
                                                                       2,964,765

Retail -- 0.07%
   Disco SA ADR (a) ..........................                 2,300     102,350

Software -- 5.35%
   Cisco Systems, Inc. (a) ...................                55,788   3,110,153
   Microsoft Corp. (a) .......................                25,550   3,302,337
   Parametric Technology Corp. (a) ...........                34,725   1,645,097
                                                                     -----------
                                                                       8,057,587

Telecommunications -- 4.89%
   Comcast Corp. .............................                26,950     850,609
   Ericsson L M Tel Co. ......................                15,656     584,165
   Millicom International Cellular SA  (a)....                 5,500     206,938
   Nokia Corp. ADR ...........................                 9,275     649,250
   Nortel Inversora SA ADR Series B ..........                36,400     928,200
   Northern Telecom Ltd. .....................                 7,625     678,625
   Quinenco SA ADR (a) .......................                22,425     257,888
   Tele Communications, Inc. (a) .............                84,050   2,348,147
   Telecom Argentina Stet-
      France Telecom ADR Class B .............                 3,750     134,062
   Telefonica de Argentina SA ADR (a).........                 4,325     161,106
   Telefonica del Peru SA ADR ................                24,725     576,401
                                                                     -----------
                                                                       7,375,391

Transportation -- 0.21%
   Ryanair Holdings PLC ADR (a) ..............                12,700     319,088
                                                                     -----------

     Total United States .....................                        39,046,524
                                                                     -----------

       Total Common Stocks
         (cost $125,674,377) .................                       142,956,701
                                                                     -----------

Preferred Stocks -- 0.88%
-------------------------

Brazil -- 0.48%
---------------
Electric Utilities -- 0.14%
   Companhia Energetica de Minas
   Gerais
      Gerais (a) ...............................           4,391,000     190,780
   Companhia Paranaense de
       Energia - Copel (a) .....................           1,000,000      13,575
                                                                       ---------
                                                                         204,355
Food & Beverages -- 0.01%
   Companhia Cervejaria Brahma (a) .............              20,000      13,440

Oil -- 0.08%
   Petrobras Brasileiro SA .....................             495,500     115,878

                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------

Preferred Stocks (continued)
----------------------------

Brazil (continued)
------------------
Telecommunications -- 0.25%
   Ericsson Telecom SA (a) .......................       $11,970,000     383,967
                                                                    ------------

     Total Brazil ................................           717,640

Finland -- 0.36%
Telecommunications -- 0.36%
   Nokia Oy AB Series A ..........................             7,686     545,682

United States -- 0.04%
Drugs & Health Care -- 0.04%
   Fresenius Medical Care AG (a) .................             2,900      63,075
                                                                    ------------

       Total Preferred Stocks
         (cost $1,687,375) .......................                     1,326,397
                                                                    ------------


                                                           Principal     Market
                                                           Amount        Value
                                                           ---------     ------
Short Term Investments -- 4.25%
-------------------------------

Commercial Paper -- 4.25%
   General Electric Capital Corp.,
     6.70%, 01/02/1998............................       $ 6,400,000  $6,398,809
                                                                    ------------

     Total Short Term Investments
             (cost $6,398,809) ...................                    6,398,809
                                                                    ------------

Total Investments -- 100%
-------------------------
    (cost $133,760,561) ..........................                  $150,681,907
                                                                    ============


--------------------------------------------------------------------------------
(a) Non-income producing security.





                     See notes to the financial statements

                             JNL/ALGER GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks -- 89.41%
-----------------------

Aerospace & Defense -- 0.40%
   Gulfstream Aerospace Corp. (a) ..................          12,100    $353,925

Airlines -- 2.53%
   AMR Corp. (a) ...................................          17,300   2,223,050

Banks -- 7.31%
   Banc One Corp. ..................................          15,878     862,374
   BankAmerica Corp. ...............................          23,000   1,679,000
   Bank of New York Co., Inc. ......................          44,600   2,578,438
   Corestates Financial Corp. ......................           6,200     496,388
   First Union Corp. ...............................          16,000     820,000
                                                                      ----------
                                                                       6,436,200

Building & Construction -- 1.02%
   Masco Corp. .....................................          17,600     895,400

Business Services -- 4.88%
   Cendant Corp. (a) ...............................          87,000   2,990,625
   Cognizant Corp. .................................          29,200   1,301,225
                                                                      ----------
                                                                       4,291,850

Computers & Technology -- 4.23%
   Bay Networks, Inc. (a) ..........................          35,300     902,356
   Cisco Systems, Inc. (a) .........................          28,050   1,563,787
   HBO & Co. .......................................          26,100   1,252,800
                                                                      ----------
                                                                       3,718,943

Conglomerates -- 3.30%
   CBS Corp. .......................................          85,500   2,516,906
   Fortune Brands, Inc. ............................          10,500     389,156
                                                                      ----------
                                                                       2,906,062

Drugs & Health Care -- 15.13%
   AmeriSource Health Corp. (a) ....................          14,900     867,925
   Bergen Brunswig Corp. ...........................          10,000     421,250
   Bristol Myers Squibb Co. ........................          22,000   2,081,750
   Cardinal Health, Inc. ...........................          12,100     909,012
   Eli Lilly & Co. .................................          19,600   1,364,650
   Guidant Corp. ...................................          33,500   2,085,375
   McKesson Corp. ..................................           3,700     400,294
   Pfizer, Inc. ....................................           7,800     581,588
   Schering Plough, Corp. ..........................          37,600   2,335,900
   Warner Lambert Co. ..............................          18,300   2,269,200
                                                                      ----------
                                                                      13,316,944

Electronics -- 3.40%
   Altera Corp. (a) ................................          26,000     861,250
   Linear Technology Corp. .........................          15,000     864,375
   Tellabs, Inc. (a) ...............................          24,000   1,269,000
                                                                      ----------
                                                                       2,994,625

Financial Services -- 5.65%
   Charles Schwab Corp. ............................          17,850     748,584
   Federal Home Loan Mortgage Corp. ................          22,300     935,206


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Financial Services (continued)
   Household International, Inc. ...............               5,300    $676,081
   Morgan Stanley, Dean Witter,
      Discover & Co. ...........................              30,375   1,795,922
   PaineWebber Group, Inc. .....................              23,700     819,131
                                                                       ---------
                                                                       4,974,924

Food & Beverages -- 0.65%
   PepsiCo, Inc. ...............................              15,600     568,425

Hotels & Restaurants -- 1.04%
   Mirage Resorts, Inc. (a) ....................               8,500     193,375
   Starwood Lodging Trust Co. ..................              12,500     723,438
                                                                       ---------
                                                                         916,813

Household Appliances &
   Furnishings -- 2.39%
   Sunbeam Corp. ...............................              50,000   2,106,250

Industrial Machinery -- 2.74%
   Tyco International, Ltd. ....................              53,440   2,408,140

Insurance -- 5.59%
   American International Group,Inc ............              19,900   2,164,125
   MGIC Investment Corp. .......................               9,400     625,100
   Travelers Group, Inc. .......................              39,600   2,133,450
                                                                       ---------
                                                                       4,922,675

Leisure Time -- 4.45%
   Carnival Corp. ..............................              32,900   1,821,837
   International Game Technology, Inc ..........              83,000   2,095,750
                                                                       ---------
                                                                       3,917,587

Petroleum Services -- 1.22%
   Diamond Offshore Drilling, Inc. (a)..........              13,200     635,250
   Halliburton Co. .............................               8,600     446,663
                                                                       ---------
                                                                       1,081,913

Pollution Control -- 2.00%
   USA Waste Services, Inc. (a) ................              44,760   1,756,830

Retail -- 10.42%
   CVS Corp. ...................................              11,300     723,906
   General Nutrition Companies, ................              29,700   1,009,800
   Inc. (a)
   Home Depot, Inc. ............................              44,250   2,605,219
   Rite Aid Corp. ..............................               5,000     293,438
   Safeway, Inc. (a) ...........................              20,600   1,302,950
   Staples, Inc. (a) ...........................              30,200     838,050
   Wal-Mart Stores, Inc. .......................              61,000   2,405,688
                                                                       ---------
                                                                       9,179,051

Software -- 3.69%
   America Online, Inc. (a) ....................              19,000   1,694,562
   Microsoft Corp. (a) .........................              12,000   1,551,000
                                                                       ---------
                                                                       3,245,562


                     See notes to the financial statements.

                             JNL/ALGER GROWTH SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)

Telecommunications -- 3.66%
   AT&T Corp. ....................................            14,200    $869,750
   Ciena Corp. (a) ...............................            22,600   1,381,425
   Worldcom, Inc. (a) ............................            32,000     968,000
                                                                     -----------
                                                                       3,219,175

Toys -- 1.83%
   Mattel, Inc. ..................................            43,200   1,609,200

 Transportation -- 1.88%
       Burlington Northern Santa Fe ..............            17,800   1,654,287
Corp. ............................................
                                                                     -----------

             Total Common Stocks
                (cost $66,939,935) ...............                    78,697,831
                                                                     -----------




                                                             Principal   Market
                                                             Amount      Value
                                                             ------      ------
Short Term Investments -- 10.59%
--------------------------------

 Commercial Paper -- 9.08%
   Dow Chemical Co.,
      5.80%, 01/05/1998...........................        $2,000,000  $1,998,711
   Four Winds Funding Corp.,
      6.06%, 01/05/1998 ..........................         3,000,000   2,997,980
   Holland Limited
Securitization,
      6.30%, 01/07/1998 ..........................         2,000,000   1,997,900
   Merrill Lynch & Co., Inc. .....................
      6.05%, 01/06/1998 ..........................         1,000,000     998,656
                                                                     -----------
                                                                       7,993,247

Money Market Funds -- 1.51%
   State Street Global Advisor
      Fund, 5.42% (b) ............................         1,329,107   1,329,107
                                                                     -----------

     Total Short Term Investments
        (cost $9,322,354) ........................                     9,322,354
                                                                     -----------

Total Investments -- 100%
-------------------------
(cost $76,262,289) ...............................                   $88,020,185
                                                                     ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.




                      See notes to the financial statements

                          JNL/EAGLE CORE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks -- 92.28%
-----------------------

Apparel & Textiles -- 0.42%
   Intimate Brands, Inc. ...............................       2,100     $50,531

Automobiles & Parts -- 0.32%
   Ford Motor Company ..................................         800      38,950

Banks -- 4.17%
   BankAmerica Corp. ...................................       2,000     146,000
   Chase Manhattan Corp. ...............................         800      87,600
   First Union Corp. ...................................       1,100      56,375
   Mellon Bank Corp. ...................................       1,000      60,625
   NationsBank Corp. ...................................       2,500     152,031
                                                                       ---------
                                                                         502,631

Building & Construction -- 0.14%
   Harsco Corp. ........................................         400      17,250

Business Services -- 2.53%
   Omnicom Group, Inc. .................................       6,200     262,725
   Unisource Worldwide, Inc. ...........................       3,000      42,750
                                                                       ---------
                                                                         305,475

Chemicals -- 2.13%
   Crompton & Knowles Corp. ............................       2,000      53,000
   Du Pont EI De NeMours & Co. .........................       2,100     126,131
   Imperial Chemical Industries PLC ADR ................       1,200      77,925
                                                                       ---------
                                                                         257,056

Computers & Business
   Equipment -- 4.47%
   Cisco Systems, Inc. (a) .............................       3,000     167,250
   Dell Computer Corp. (a) .............................       1,000      84,000
   HBO & Co. ...........................................       3,500     168,000
   Hewlett Packard Co. .................................       1,300      81,250
   Wallace Computer Services, Inc. .....................       1,000      38,875
                                                                       ---------
                                                                         539,375

Conglomerates -- 0.55%
   Fortune Brands, Inc. ................................       1,800      66,712

Containers & Glass -- 0.91%
   Crown Cork & Seal, Co. Inc. .........................       2,200     110,275

Drugs & Health Care -- 10.56%
   Bausch & Lomb, Inc. .................................       1,800      71,325
   Columbia/HCA Healthcare Corp. .......................       5,000     148,125
   Eli Lilly & Co. .....................................       3,000     208,875
   Guidant Corp. .......................................       2,500     155,625
   Humana, Inc. (a) ....................................       1,200      24,900
   Oxford Health Plans, Inc. (a) .......................       9,000     140,062
   Pharmacia & Upjohn, Inc. ............................       1,400      51,275
   Pfizer, Inc. ........................................       2,500     186,406
   SmithKline Beecham PLC ADR ..........................       1,000      51,438
   Warner Lambert Co. ..................................       1,900     235,600
                                                                       ---------
                                                                       1,273,631


                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Electric Utilities -- 1.95%
   Central & Southwest Corp. ...........................       1,400     $37,887
   FPL Group, Inc. .....................................         900      53,269
   Nipsco Industries, Inc. .............................       1,100      54,381
   Teco Energy, Inc. ...................................       3,200      90,000
                                                                       ---------
                                                                         235,537

Electrical Equipment -- 5.08%
   Essex International, Inc. (a) .......................       3,000      89,250
   Fisher Scientific International, ....................       1,600      76,400
   Inc .................................................
   General Electric Co. ................................       2,800     205,450
   Philips Electronics NV ..............................       4,000     242,000
                                                                       ---------
                                                                         613,100

Electronics -- 4.94%
   Intel Corp. .........................................       1,000      70,250
   General Signal Corp. ................................       3,000     126,562
   Lexmark International Group,
      Inc. Class A (a) .................................       2,400      91,200
   Raytheon Co. (a) ....................................       1,800      90,900
   Tellabs, Inc. (a) ...................................       2,000     105,750
   Thermo Electron Corp. (a) ...........................       2,500     111,250
                                                                       ---------
                                                                         595,912

Financial Services -- 7.71%
   American Express Corp. ..............................       1,500     133,875
   Charles Schwab Corp. ................................       3,500     146,781
   Federal Home Loan Mortgage Corp. ....................       3,500     146,781
   Federal National Mortgage Association ...............       3,000     171,187
   SLM Holdings Corp. ..................................         900     125,213
   Travelers Group, Inc. ...............................       3,849     207,365
                                                                       ---------
                                                                         931,202

Food & Beverages -- 1.51%
   Coca-Cola Co. .......................................       1,000      66,625
   Heinz H J Co. .......................................       1,100      55,894
   Sysco Corp. .........................................       1,300      59,231
                                                                       ---------
                                                                         181,750

Gas & Pipeline Utilities -- 2.15%
   American WaterWorks Company, Inc ....................       2,000      54,625
   Houston Industries, Inc. ............................       1,000      57,063
   UGI Corp. ...........................................       1,700      49,831
   Wicor, Inc. .........................................       1,000      46,438
   Williams Cos., Inc. .................................       1,800      51,075
                                                                       ---------
                                                                         259,032

Gas Exploration -- 0.79%
   Enron Corp. .........................................       2,300      95,594

Hotels & Restaurants -- 0.86%
   Marriott International, Inc. ........................       1,500     103,875

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Household Products -- 5.17%
   Black & Decker Corp. ................................       3,600    $140,625
   Gillette Co. ........................................       1,500     150,656
   Sunbeam Corp. .......................................       5,100     214,838
   Tupperware Corp. ....................................       4,200     117,075
                                                                       ---------
                                                                         623,194

Industrial Machinery -- 1.43%
   American Standard Cos., Inc. (a)  ...................       4,500     172,406

Insurance -- 3.30%
   Allstate Corp. ......................................       2,000     181,750
   American International Group, Inc ...................       1,500     163,125
   Safeco Corp. ........................................       1,100      53,625
                                                                       ---------
                                                                         398,500

Metals -- 0.54%
   Allegheny Teledyne, Inc. ............................       2,500      64,688

Mutual Funds -- 4.14%
   Midcap SPDR Trust ...................................       2,500     160,547
   SPDR Trust ..........................................       3,500     339,281
                                                                       ---------
                                                                         499,828

Oil -- 4.73%
   Ashland, Inc. .......................................       2,400     128,850
   Atlantic Richfield Co. ..............................         500      40,063
   British Petroleum Co. PLC ADR .......................         900      71,719
   Diamond Offshore Drilling, Inc. .....................       2,000      96,250
   Exxon Corp. .........................................         600      36,712
   Mobil Corp. .........................................       1,600     115,500
   Royal Dutch Petroleum Co. ...........................       1,500      81,281
                                                                       ---------
                                                                         570,375

Petroleum Services -- 2.63%
   Baker Hughes, Inc. ..................................       2,000      87,250
   Halliburton Co. .....................................         700      36,356
   Schlumberger Ltd. ...................................       2,400     193,200
                                                                       ---------
                                                                         316,806

Plastics -- 1.00%
   Illinois Tool Works, Inc. ...........................       2,000     120,250

Publishing -- 0.49%
   McGraw Hill Cos., Inc. ..............................         800      59,200

Real Estate -- 3.31%
   Alexander Haagen  Properties, Inc ....................       1,400     24,413
   Grove Real Estate Asset Trust (a)....................      2,000       21,750
   Koger Equity, Inc. ..................................       1,000      21,938
   Mack California Realty Corp. ........................         800      32,800
   Nationwide Health Properties, Inc ...................       1,300      33,150





                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Real Estate (continued)
   Parkway Properties, Inc. ............................         500     $17,156
   Public Storage, Inc. (a) ............................       1,000      29,375
   Rouse Co. ...........................................       1,300      42,575
   Security Capital Group, Inc. (a) ....................       2,700      87,750
   SL Green Realty Corp. ...............................       1,000      25,938
   Spieker Properties, Inc. ............................         800      34,300
   Sun Communities, Inc. ...............................         800      28,750
                                                                       ---------
                                                                         399,895

Retail -- 4.36%
   Federated Department Stores, Inc. (a) ...............       1,600      68,900
   Home Depot, Inc. ....................................       3,000     176,625
   Kohl's Corp. (a) ....................................       2,000     136,250
   Toys R Us, Inc. (a) .................................       1,600      50,300
   Walgreen Co. ........................................       3,000      94,125
                                                                       ---------
                                                                         526,200

Software -- 2.15%
   Microsoft Corp. (a) .................................         800     103,400
   Peoplesoft, Inc. (a) ................................       4,000     156,000
                                                                       ---------
                                                                         259,400

Telecommunications -- 4.09%
   AT&T Corp. ..........................................       2,000     122,500
   Alltel Corp. ........................................       1,300      53,381
   Bell Atlantic Corp. .................................       1,000      91,000
   Bellsouth Corp. .....................................       1,500      84,469
   GTE Corp. ...........................................       1,200      62,700
   Lucent Technologies, Inc. ...........................       1,000      79,875
                                                                       ---------
                                                                         493,925

Tobacco -- 3.75%
   Philip Morris Cos., Inc. ............................       3,800     172,188
   RJR Nabisco Holdings Corp. ..........................       4,700     176,250
   UST, Inc. ...........................................       2,800     103,425
                                                                       ---------
                                                                         451,863
                                                                       ---------

     Total Common Stocks
       (cost $9,651,216) ...............................              11,134,418
                                                                      ----------

Preferred Stocks -- 2.31%
-------------------------

Gas & Pipeline Utilities -- 0.41%
   MCN Energy Group, Inc. ..............................         800      50,000

Hotels & Restaurants -- 0.50%
   Wendy's Financing, Inc. .............................       1,100      60,500

Insurance -- 0.44%
   Jefferson Pilot Corp. ...............................         500      53,500

Oil -- 0.16%
   Lomak Financial Trust ...............................         400      18,800



                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Preferred Stocks (continued)
----------------------------

Publishing -- 0.35%
   Golden Books Financial Trust ........................         800     $41,700

Retail -- 0.45%
   Kmart Financing I ...................................       1,050      54,206
                                                                       ---------
     Total Preferred Stocks
       (cost $266,796) .................................                 278,706
                                                                       ---------

                                                             Principal
                                                             Amount
                                                             ---------
Convertible Bonds -- 0.68%
--------------------------

Hotels & Restaurants -- 0.41%
   Capstar Hotel Co. ...................................
        4.75%,10/15/2000................................     $50,000      49,812
Retail -- 0.27%
   Home Depot, Inc. ....................................
      3.25%,  10/15/2004................................      25,000      32,844
                                                                       ---------
     Total Convertible Bonds
         (cost $ 75,643)................................                  82,656
                                                                       ---------


                                                             Principal   Market
                                                             Amount      Value
                                                             ---------   ------
Short Term Investments -- 4.73%
-------------------------------

Money Market Funds -- 4.73%
   State Street Global Advisor
   Fund,
      5.42%, (b ........................................    $285,074    $285,074
   State Street Global Advisor
   Government
      Fund, 5.30%, (b) .................................     285,074     285,074
                                                                     -----------
          Total Short Term Investments
              (cost $570,148)............................                570,148
                                                                     -----------

Total Investments -- 100%
   (cost $10,563,803) ..................................             $12,065,928
                                                                     ===========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.



                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                        SCHEDULE OF CALL OPTIONS WRITTEN
                                December 31, 1997


Contracts
(100 shares                                                         Market
per contract)                                                       Value
-------------                                                       ------
3          Atlantic Richfield Co.
             Expiration January 1998, Exercise Price $80.00..      $(581)
                                                                ---------

                   Total Call Options Written
                       (Premiums received $1,038)............      $(581)
                                                                =========

               See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                                         Market
                                                             Shares      Value
                                                             ------      -----
Common Stocks -- 92.76%
-----------------------

Apparel & Textiles -- 3.78%
   Barry R.G. Corp. (a) ................................      17,000    $197,625
   Genesco, Inc. (a) ...................................      27,000     344,250
                                                                      ----------
                                                                         541,875

Building & Construction -- 1.05%
   Lennar Corp. ........................................       7,000     150,938

Business Services -- 13.42%
   CDI Corp. (a) .......................................      10,000     457,500
   Interim Services, Inc. (a) ..........................      20,000     517,500
   MPW Industrial Services Group, ......................      35,000     315,000
   Inc. (a)
   RCM Technologies, Inc. (a) ..........................      20,000     340,000
   Wackenhut Corp. Class B .............................      14,000     295,750
                                                                      ----------
                                                                       1,925,750

Commercial Services -- 2.91%
   Steiner Leisure Ltd. (a) ............................      13,500     416,813

Computers & Business
   Equipment -- 5.49%
   Inspire Insurance Solutions, ........................      20,000     417,500
   Inc. (a)
   Sykes Enterprises, Inc. (a) .........................      19,000     370,500
                                                                      ----------
                                                                         788,000

Distribution-Wholesale -- 2.46%
   VWR Scientific Products Corp. (a) ...................      12,500     353,125

Drugs & Health Care -- 8.81%
   Alternative Living Services, ........................      10,000     295,625
   Inc. (a)
   Angeion Corp. (a) ...................................      16,000      44,000
   Horizon Health Corp. (a) ............................      15,000     348,750
   Pharmerica, Inc. (a) ................................      40,000     415,000
   Protein Design Labs, Inc. (a) .......................       4,000     160,000
                                                                      ----------
                                                                       1,263,375

Education -- 2.24%
   Strayer Education, Inc. .............................       9,750     321,750

Electrical Equipment -- 4.87%
   Coherent, Inc. (a) ..................................      11,000     386,375
   Pioneer Standard Electronics, .......................       9,000     137,250
   Inc .................................................
   SymmetriCom, Inc. (a) ...............................      15,000     174,375
                                                                      ----------
                                                                         698,000

Electronics -- 11.35%
   Computer Products, Inc. (a) .........................      20,000     452,500
   Gentex Corp. (a) ....................................      11,000     295,625
   Oyo Geospace Corp. (a) ..............................      23,000     434,125
   Sawtek, Inc. (a) ....................................      12,000     316,500
   Trident International, Inc. (a) .....................      10,000     130,000
                                                                      ----------
                                                                       1,628,750





                                                                         Market
                                                             Shares      Value
                                                             ------      ------
Common Stocks (continued)
-------------------------

Financial Services -- 6.42%
   Advest Group, Inc. ..................................       9,000    $222,187
   Ampex Corp. Class A (a) .............................     190,000     475,000
   Legg Mason, Inc. ....................................       4,000     223,750
                                                                      ----------
                                                                         920,937

Gas Exploration -- 1.48%
   Chieftain International, Inc. (a) ...................      10,000     212,500

Hotels & Restaurants -- 4.25%
   Capstar Hotel Co. (a) ...............................       5,000     171,563
   Servico, Inc. (a) ...................................      26,000     438,750
                                                                      ----------
                                                                         610,313

Household, Appliances &
   Furnishings -- 1.43%
   Furniture Brands International, .....................      10,000     205,000
   Inc. (a)

Leisure Time -- 1.64%
   International Speedway Corp. ........................      10,000     235,625
   Class B

Non-Ferrous Metals -- 1.90%
   Imco Recycling, Inc. ................................      17,000     273,062

Petroleum Services -- 5.55%
   Gulf Island Fabrication, Inc. (a) ...................      12,000     240,000
   Marine Drilling Companies, Inc. .....................       4,100      85,075
   (a)
   Precision Drilling Corp. (a) ........................      10,000     243,750
   Pride International, Inc. (a) .......................       9,000     227,250
                                                                      ----------
                                                                         796,075

Pollution Control -- 1.41%
   Superior Services, Inc. (a) .........................       7,000     202,125

Publishing -- 3.95%
   Houghton Mifflin Co. ................................       4,400     168,850
   World Color Press, Inc. (a) .........................      15,000     398,438
                                                                      ----------
                                                                         567,288

Real Estate -- 3.29%
   LNR Property Corp. ..................................      20,000     472,500

Retail -- 1.35%
   Cash America International, Inc. ....................      15,000     194,062

Steel -- 0.28%
   Envirosource, Inc. (a) ..............................      13,300      39,900

Telecommunications -- 3.43%
   Allen Telecom, Inc. (a) .............................      20,000     368,750
   Wireless Telecom Group, Inc. ........................      20,000     123,750
                                                                      ----------
                                                                         492,500
                                                                      ----------

     Total Common Stocks
         (cost $11,874,817) ............................              13,310,263
                                                                      ----------
                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                                                             Principal   Market
                                                             Amount      Value
                                                             ---------   ------

Short Term Investments -- 7.24%
-------------------------------

Money Market Funds -- 7.24%
   State Street Global Advisor
       Fund, 5.42% (b)..................................    $519,323    $519,323
   State Street Global Advisor
       Government Fund, 5.30% (b).......................     519,323     519,323
                                                                      ----------

         Total Short Term Investments
           (cost $1,038,646)............................               1,038,646
                                                                      ----------

Total Investments -- 100%
   (cost $12,913,464) ..................................             $14,348,909
                                                                      ==========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks -- 95.45%
-----------------------

Apparel & Textiles -- 1.05%
   Liz Claiborne, Inc. ...........................         12,700      $531,019
   Jones Apparel Group, Inc. (a) .................          8,400       361,200
                                                                     ----------
                                                                        892,219

Banks -- 6.64%
   BankAmerica Corp. .............................         27,100     1,978,300
   Comerica, Inc. ................................          9,100       821,275
   Fifth Third Bancorp ...........................          3,100       253,425
   First Chicago NBD Corp. .......................         14,600     1,219,100
   MBNA Corp. ....................................         44,500     1,215,406
   Southtrust Corp. ..............................            200        12,688
   SunTrust Banks, Inc. ..........................          1,800       128,475
                                                                     ----------
                                                                      5,628,669

Building & Construction -- 0.89%
   Masco Corp. ...................................         14,900       758,038

Business Services -- 2.89%
   Cendant Corp. (a) .............................         25,100       862,813
   Interpublic Group Companies, Inc. .............         15,100       752,169
   Pitney Bowes, Inc. ............................          5,000       449,688
   Quintiles Transnational Corp. (a) .............         10,000       382,500
                                                                     ----------
                                                                      2,447,170

Computers & Business
  Equipment--3.06%
   Cisco Systems, Inc. (a) .......................          4,350       242,512
   Compaq Computer Corp. .........................         16,100       908,644
   Dell Computer Corp. (a) .......................          7,600       638,400
   EMC Corp. (a) .................................         29,200       801,175
                                                                     ----------
                                                                      2,590,731

Conglomerates -- 2.53%
   CBS Corp. .....................................         36,800     1,083,300
   Textron, Inc. .................................         16,900     1,056,250
                                                                     ----------
                                                                      2,139,550

Consumer Products -- 2.54%
   Estee Lauder Companies, Inc. ..................          7,300       375,494
   Proctor & Gamble Co. ..........................         22,300     1,779,819
                                                                     ----------
                                                                      2,155,313

Drugs & Health Care --12.54%
   Bristol Myers Squibb Co. ......................         19,600     1,854,650
   Cardinal Health, Inc. .........................          8,500       638,563
   Eli Lilly & Co. ...............................         12,700       884,238
   Healthsouth Corp. (a) .........................         35,600       987,900
   Merck & Co., Inc. .............................         13,200     1,402,500
   Pfizer, Inc. ..................................         24,500     1,826,781
   Schering Plough Corp. .........................         20,700     1,285,988
   Warner Lambert Co. ............................         14,100     1,748,400
                                                                     ----------
                                                                     10,629,020




                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Electronics -- 4.16%
   General Electric Co. ..........................         37,900             $
                                                                      2,780,912
   Texas Instruments, Inc. .......................         16,600       747,000
                                                                     ----------
                                                                      3,527,912

Financial Services -- 6.76%
   American Express Co. ..........................         22,000     1,963,500
   Associates First Capital Corp. ................          3,700       263,162
   Franklin Resources, Inc. ......................          8,400       730,275
   Morgan Stanley, Dean Witter,
      Discover & Co. .............................         14,400       851,400
   Travelers Group, Inc. .........................         35,650     1,920,644
                                                                     ----------
                                                                      5,728,981

Food & Beverages -- 3.57%
   Campbell Soup Co. .............................         11,300       656,812
   Coca-Cola Co. .................................         30,500     1,084,656
   ConAgra, Inc. .................................         17,500       574,219
   Sara Lee Corp. ................................         12,600       709,537
                                                                     ----------
                                                                      3,025,224

Hotels & Restaurants -- 1.80%
   Marriott International, Inc. ..................         16,700     1,156,475
   Starwood Lodging Trust ........................          6,300       364,613
                                                                     ----------
                                                                      1,521,088

Household Products -- 2.59%
   Clorox Co. ....................................         13,800     1,091,062
   Colgate Palmolive Co. .........................         15,000     1,102,500
                                                                     ----------
                                                                      2,193,562

Industrial Machinery -- 3.05%
   Ingersoll Rand Co. ............................         18,700       757,350
   Tyco International, Ltd. ......................         40,600     1,829,537
                                                                     ----------
                                                                      2,586,887

Insurance -- 2.62%
   American International Group, .................         11,600     1,261,500
   Inc ...........................................
   Conseco, Inc. .................................         21,100       958,731
                                                                     ----------
                                                                      2,220,231

Leisure Time -- 1.07%
   Carnival Corp. ................................         16,300       902,611

Newspapers -- 2.33%
   Gannett Co. , Inc. ............................         31,900     1,971,819

Oil -- 2.36%
   Exxon Corp. ...................................         22,400     1,370,600
   Mobil Corp. ...................................          8,700       628,031
                                                                     ----------
                                                                      1,998,631

                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Petroleum Services -- 3.60%
   Halliburton Co. ...............................         28,800    $1,495,800
   Schlumberger Ltd. .............................         19,300     1,553,650
                                                                     ----------
                                                                      3,049,450

Retail -- 11.92%
   CompUSA, Inc. (a) .............................         15,300       474,300
   Consolidated Stores Corp. (a) .................         17,900       786,481
   Costco Cos., Inc. (a) .........................         26,500     1,182,563
   CVS Corp. .....................................         30,500     1,953,906
   Dayton Hudson Corp. ...........................         15,000     1,012,500
   Home Depot, Inc. ..............................         10,300       606,412
   Safeway, Inc. (a) .............................          8,900       562,925
   TJX Cos., Inc. ................................         27,200       935,000
   Walgreen Co. ..................................         28,500       894,188
   Wal-Mart Stores, Inc. .........................         43,000     1,695,813
                                                                     ----------
                                                                     10,104,088

Savings & Loan -- 1.60%
   Washington Mutual, Inc. .......................         21,200     1,352,825

Software -- 9.04%
   BMC Software, Inc. (a) ........................         15,200       997,500
   Computer Associates International, Inc.........         22,500     1,189,687
   Compuware Corp. (a) ...........................         17,400       556,800
   HBO & Co. .....................................         24,900     1,195,200
   Microsoft Corp. (a) ...........................         16,000     2,068,000
   Parametric Technology Corp. (a) ...............         12,000       568,500
   Peoplesoft, Inc. (a) ..........................         27,800     1,084,200
                                                                     ----------
                                                                      7,659,887

Telecommunications -- 5.93%
   Ericsson LM Tel Co. ...........................         11,200       417,900
   Lucent Technologies, Inc. .....................         10,800       862,650
   SBC Communications, Inc. ......................         10,500       769,125
   Sprint Corp. ..................................         27,000     1,582,875
   Tele Communications, Inc. (a) .................         23,000       651,188
   Tellabs, Inc. (a) .............................         14,100       745,538
                                                                     ----------
                                                                      5,029,276

                                                                         Market
                                                           Shares        Value
Common Stocks (continued)

Waste Management -- 0.91%
   USA Waste Services, Inc. (a)  .................         19,600      $769,300
                                                                       --------

     Total Common Stocks
         (cost $70,309,266) ......................                   80,882,482
                                                                     ----------

                                                        Principal
                                                           Amount
                                                        ---------
Short Term Investments -- 4.55%

Money Market Funds -- 0.00%
   State Street Global Advisor
      Fund, 5.42%, (b) ...........................           $184           184

Repurchase Agreements -- 4.55%
   Repurchase Agreement with United
     Bank of Switzerland, 6.25%
     (Collateralized by $2,452,000
     U.S. Treasury Bond, 11.25%,
     due 02/15/2015, market value,
     $3,941,083) acquired on
     12/31/1997,
     due 01/02/1998 ..............................      3,857,000     3,857,000
                                                                     ----------

     Total Short Term Investments
         (cost $3,857,184) .......................                    3,857,184
                                                                     ----------

Total Investments -- 100%
   (cost $74,166,450) ............................                  $84,739,666
                                                                    ===========




--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997

                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks -- 93.21%
-----------------------

Aerospace -- 3.11%
   Boeing Co. ....................................         24,740    $1,210,714
   Northrop Grumman Corp. ........................          7,520       864,800
   Raytheon Co. (a) ..............................          8,342       411,381
   TRW, Inc. .....................................         17,060       910,578
                                                                     ----------
                                                                      3,397,473

Agricultural Machinery -- 0.66%
   Deere & Co. ...................................         12,380       721,909

Airlines -- 0.88%
   Delta Air Lines, Inc. .........................          8,070       960,330

Automobile & Parts -- 3.43%
   Chrysler Corp. ................................         14,855       522,710
   Dana Corp. ....................................         25,800     1,225,500
   Eaton Corp. ...................................          8,620       769,335
   Tenneco, Inc. .................................         31,175     1,231,413
                                                                     ----------
                                                                      3,748,958

Banks -- 10.02%
   Banc One Corp. ................................         17,395       944,766
   BankBoston Corp. ..............................          6,100       573,019
   Bankers Trust NY Corp. ........................          9,445     1,061,972
   Crestar Financial Corp. .......................            600        34,227
   First Chicago NBD Corp. .......................         10,800       901,800
   First Tennessee National Corp. ................          5,100       340,425
   JP Morgan & Co., Inc. .........................          9,440     1,065,540
   Mercantile Bancorporation, Inc. ...............          9,050       556,575
   National City Corp. ...........................          7,985       525,014
   PNC Bank Corp. ................................         41,460     2,365,811
   Summit Bancorp ................................         10,300       548,475
   SunTrust Banks, Inc. ..........................          6,280       448,235
   Union Planters Corp. ..........................          9,755       662,730
   Wells Fargo & Co. .............................          2,700       916,481
                                                                     ----------
                                                                     10,945,070

Building & Construction -- 0.58%
   Masco Corp. ...................................         12,490       635,429

Business Services -- 1.56%
   NCR Corp. (a) .................................         22,330       621,053
   Pitney Bowes, Inc. ............................         12,055     1,084,197
                                                                     ----------
                                                                      1,705,250

Chemicals -- 2.46%
   DuPont E I DeNemours & Co. ....................         15,830       950,789
   Eastman Chemical Co. ..........................         15,400       917,262
   Witco Corp. ...................................         20,140       821,964
                                                                     ----------
                                                                      2,690,015

Computers & Business
   Equipment -- 7.29%
   Hewlett Packard Co. ...........................         28,555     1,784,687
   Intel Corp. ...................................         22,560     1,584,840


                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Computers & Business
  Equipment (continued)
   International Business Machines Corp...........         17,235    $1,802,135
   Seagate Technology, Inc. (a) ..................         23,565       453,626
   Xerox Corp. ...................................         31,585     2,331,368
                                                                     ----------
                                                                      7,956,656

Construction Machinery -- 0.77%
   Caterpillar, Inc. .............................         17,400       844,987

Containers & Glass -- 1.72%
   Owens Illinois, Inc. (a) ......................         40,790     1,547,471
   Temple Inland, Inc. ...........................          6,235       326,168
                                                                     ----------
                                                                      1,873,639

Drugs & Health Care -- 9.47%
   American Home Products Corp. ..................         19,270     1,474,155
   Baxter International, Inc. ....................         28,680     1,446,547
   Bristol Myers Squibb Co. ......................         16,900     1,599,162
   Glaxo Wellcome PLC ............................         11,445       547,929
   Johnson & Johnson Co. .........................         19,150     1,261,506
   Merck & Co., Inc. .............................         17,575     1,867,344
   Pharmacia & Upjohn, Inc. ......................         58,410     2,139,266
                                                                     ----------
                                                                     10,335,909

Electrical Equipment -- 0.84%
   Cooper Industries, Inc. .......................         18,700       916,300

Electronics -- 2.63%
   Emerson Electric Co. ..........................         18,305     1,033,088
   General Motors Corp. Class H ..................         14,100       520,819
   Texas Instruments, Inc. .......................         29,260     1,316,700
                                                                     ----------
                                                                      2,870,607

Financial Services -- 0.98%
   Beneficial Corp. ..............................          7,330       609,306
   Regions Financial Corp. .......................         11,000       464,062
                                                                     ----------
                                                                      1,073,368

Food & Beverages -- 6.55%
   General Mills, Inc. ...........................         20,100     1,439,663
   H. J. Heinz Co. ...............................         20,990     1,066,554
   PepsiCo, Inc. .................................         27,965     1,018,975
   Quaker Oats Co. ...............................         22,090     1,165,247
   Ralston Purina Co. (a) ........................          7,265       675,191
   Sara Lee Corp. ................................         17,330       975,896
   Whitman Corp. .................................         30,950       806,634
                                                                     ----------
                                                                      7,148,160

Gas Exploration -- 0.80%
   Occidental Petroleum Corp. ....................         29,850       874,978

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Gas & Pipeline Utilities-- 1.10%
   Coastal Corp. .................................         13,725      $850,092
   Enron Corp. ...................................          8,500       353,281
                                                                     ----------
                                                                      1,203,373

Hotels & Restaurants -- 0.77%
   ITT Corp. .....................................         10,100       837,038

Household Products -- 0.69%
   Clorox Co. ....................................          7,990       631,709
   Colgate Palmolive Co. .........................          1,600       117,600
                                                                     ----------
                                                                        749,309

Insurance -- 3.36%
   American General Corp. ........................         21,600     1,167,750
   Aon Corp. .....................................         19,055     1,117,099
   CIGNA Corp. ...................................          5,530       957,036
   USF&G Corp. ...................................         19,200       423,600
                                                                     ----------
                                                                      3,665,485

Oil -- 6.76%
   Amoco Corp. ...................................         13,700     1,166,213
   Atlantic Richfield Co. ........................         13,620     1,091,303
   British Petroleum Co. PLC ADR .................         11,946       951,947
   Exxon Corp. ...................................         16,380     1,002,251
   Kerr McGee Corp. ..............................          8,850       560,316
   Mobil Corp. ...................................         14,300     1,032,281
   Tosco Corp. ...................................         28,800     1,089,000
   YPF Sociedad Anonima ADR ......................         14,200       485,463
                                                                     ----------
                                                                      7,378,774

Paper -- 3.69%
   Boise Cascade Corp. ...........................         26,780       810,095
   Kimberly Clark Corp. ..........................         32,690     1,612,026
   Minnesota Mining & Manufacturing Co ...........         11,505       944,129
   Williamette Industries, Inc. ..................         20,690       665,959
                                                                     ----------
                                                                      4,032,209

Petroleum Services -- 1.40%
   Elf Aquitane ..................................         26,100     1,530,113

Photography -- 2.19%
   Eastman Kodak Co. .............................         20,960     1,274,630
   Polaroid Corp. ................................         23,040     1,121,760
                                                                     ----------
                                                                      2,396,390

Pollution Control -- 0.91%
   Browning-Ferris Industries, Inc. ..............         26,970       997,890

Publishing -- 1.12%
   McGraw Hill Cos., Inc. ........................         11,425       845,450
   Times Mirror Co. Class A ......................          6,100       375,150
                                                                     ----------
                                                                      1,220,600




                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Railroads & Equipment -- 1.66%
   Canadian National Railway Co. .................         11,500      $543,375
   Union Pacific Corp. ...........................         20,345     1,270,291
                                                                     ----------
                                                                      1,813,666

Retail -- 2.94%
   Kmart Corp. (a) ...............................         79,600       920,375
   Lowes Cos., Inc. ..............................         21,825     1,040,780
   J.C. Penney, Inc. .............................            700        42,219
   Toys R Us, Inc. (a) ...........................         38,295     1,203,899
                                                                     ----------
                                                                      3,207,273

Savings & Loan -- 0.99%
   H.F. Ahmanson  & Co. ..........................          8,800       589,050
   Washington Mutual, Inc. .......................          7,675       489,761
                                                                     ----------
                                                                      1,078,811

Software -- 1.42%
   Computer Associates International, Inc.........         29,350     1,551,881

Telecommunications -- 6.80%
   AT&T Corp. ....................................         16,655     1,020,119
   Bell Atlantic Corp. ...........................         13,130     1,194,830
   Bellsouth Corp. ...............................         22,710     1,278,857
   SBC Communications, Inc. ......................         17,500     1,281,875
   Sprint Corp. ..................................         26,575     1,557,959
   US West, Inc. .................................         24,250     1,094,281
                                                                     ----------
                                                                      7,427,921

Tires & Rubber -- 1.29%
   Goodyear Tire & Rubber Co. ....................         22,085     1,405,158

Tobacco -- 2.05%
   Philip Morris Cos., Inc. ......................         31,400     1,422,813
   RJR Nabisco Holdings Corp. ....................         21,720       814,500
                                                                     ----------
                                                                      2,237,313

Transportation -- 0.32%
   Norfolk Southern Corp. ........................            300         9,244
   Ryder Systems, Inc. ...........................         10,500       343,875
                                                                     ----------
                                                                        353,119
                                                                     ----------

     Total Common Stocks
       (cost $96,068,070) ........................                  101,785,361
                                                                     ----------

                                                        Principal
                                                           Amount
                                                        ---------
Short Term Investments -- 6.79%
-------------------------------

Money Market Fund -- 0.00%
   State Street Global Advisor Fund,
     5.42%, (b)...................................           $637           637


                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Short Term Investments (continued)
----------------------------------

Repurchase Agreement -- 4.97%
   Repurchase agreement with United
     Bank of Switzerland, 6.25%
     (Collateralized by $3,445,000
     U.S. Treasury Bond, 11.25%,
     due 02/15/2015, market value
     $5,537,072) acquired on
     12/31/97,
     due 01/02/1998...............................     $5,420,000    $5,420,000

U.S. Government Securities -- 1.82%
   Federal Home Loan Mortgage Corp.
     Discount Note 5.75%, 01/26/1998..............      2,000,000     1,992,014
                                                                     ----------

     Total Short Term Investments
       (cost $7,412,651) .........................                    7,412,651
                                                                     ----------

Total Investments -- 100%
   (cost $103,480,721)............................                 $109,198,012
                                                                   ============


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.

                         PPM AMERICA/JNL BALANCED SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks --50.61%
----------------------

Aerospace -- 2.73%
   Lockheed Martin Corp. .........................          6,200       $610,700
   Raytheon Co. (a) ..............................              1             27
   TRW, Inc. .....................................         10,200        544,425
   United Technologies Corp. .....................          6,300        458,719
                                                                     -----------
                                                                       1,613,871

Apparel & Textiles -- 1.28%
   Liz Claiborne, Inc. ...........................          7,000        292,688
   VF Corp. ......................................         10,100        463,969
                                                                     -----------
                                                                         756,657

Automobiles & Parts -- 2.07%
   Ford Motor Company ............................         12,900        628,069
   General Motors Corp. ..........................          9,800        594,125
                                                                     -----------
                                                                       1,222,194

Banks -- 3.87%
   BankAmerica Corp. .............................          3,000        219,000
   Charter One Financial, Inc. ...................          7,800        492,375
   Chase Manhattan Corp. .........................          6,100        667,950
   KeyCorp .......................................          8,200        580,663
   Mellon Bank Corp. .............................          5,400        327,375
                                                                     -----------
                                                                       2,287,363

Chemicals -- 2.80%
   Dow Chemical Co. ..............................          4,500        456,750
   PPG Industries, Inc. ..........................         10,000        571,250
   Rohm & Haas Co. ...............................          6,500        622,375
                                                                     -----------
                                                                       1,650,375

Computers & Business
   Equipment -- 2.23%
   International Business Machines Corp...........          6,600        690,112
   Xerox Corp. ...................................          8,500        627,406
                                                                     -----------
                                                                       1,317,518

Conglomerates -- 0.80%
   ITT Industries, Inc. ..........................         15,000        470,625

Drugs & Health Care -- 1.92%
   Columbia/HCA Healthcare Corp. .................         20,500        607,312
   Wellpoint Health Networks, Inc. (a) ...........         12,500        528,125
                                                                     -----------
                                                                       1,135,437

Electric Utilities -- 3.06%
   First Energy Corp. ............................         22,700        658,300
   GPU, Inc. .....................................         14,000        589,750
   Peco Energy Co. ...............................         23,100        560,175
                                                                     -----------
                                                                       1,808,225

Electrical Equipment -- 0.76%
   Cooper Industries, Inc. .......................          9,200        450,800




                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Electronics -- 1.04%
   Harris Corp. ..................................         13,400       $614,725

Financial Services -- 1.64%
   American Financial Group, Inc. ................          8,900        358,781
   Beneficial Corp. ..............................          7,300        606,812
                                                                     -----------
                                                                         965,593

Gas Exploration -- 1.13%
   Occidental Petroleum Corp. ....................         22,800        668,325

Household Appliances &
   Furnishings -- 0.81%
   Maytag Corp. ..................................         12,800        477,600

Industrial Machinery -- 0.75%
   Parker Hannifin Corp. .........................          9,600        440,400

Insurance -- 4.76%
   Aetna, Inc. ...................................          8,700        613,894
   American General Corp. ........................         11,000        594,687
   CIGNA Corp. ...................................          3,400        588,412
   Hartford Financial Services Group, Inc. .......          6,600        617,513
   TransAmerica Corp. ............................          3,700        394,050
                                                                     -----------
                                                                       2,808,556

Liquor -- 0.86%
   Anheuser Busch Cos., Inc. .....................         11,600        510,400

Mining -- 1.02%
   Phelps Dodge Corp. ............................          9,700        603,825

Oil & Gas -- 2.82%
   Ashland, Inc. .................................          9,800        526,137
   Chevron Corp. .................................          7,400        569,800
   Phillips Petroleum Co. ........................         11,700        568,913
                                                                     -----------
                                                                       1,664,850

Paper -- 0.74%
   Mead Corp. ....................................         15,600        436,800

Photography -- 0.70%
   Polaroid Corp. ................................          8,500        413,844

Retail -- 1.76%
   Federated Department Stores, Inc. (a) .........         10,800        465,075
   Kmart Corp. (a) ...............................         49,400        571,188
                                                                     -----------
                                                                       1,036,263

Steel -- 0.74%
   Nucor Corp. ...................................          9,100        439,644

Telecommunications -- 5.61%
   AT&T Corp. ....................................         11,000        673,750
   GTE Corp. .....................................         11,500        600,875

                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                                                         Market
                                                           Shares        Value
                                                           ------        ------
Common Stocks (continued)
-------------------------

Telecommunications (continued)
   SBC Communications, Inc. ......................          8,600       $629,950
   Sprint Corp. ..................................         12,000        703,500
   U S West Communications Inc. (a) ..............         15,600        703,950
                                                                     -----------
                                                                       3,312,025
Tobacco -- 2.05%
   Philip Morris Cos. Inc. .......................         13,000        589,063
   RJR Nabisco Holdings Corp. ....................         16,500        618,750
                                                                     -----------
                                                                       1,207,813

Toys -- 0.84%
   Hasbro, Inc. ..................................         15,800        497,700

Transportation -- 1.82%
   Burlington Northern Santa Fe ..................          5,400        501,862
   Railroad
   CSX Corp. .....................................         10,600        572,400
                                                                     -----------
                                                                       1,074,262
                                                                     -----------

     Total Common Stocks
       (cost $26,840,717) ........................                    29,885,690
                                                                     -----------

                                                        Principal
                                                           Amount
                                                        ---------
Corporate Bonds -- 14.86%
-------------------------

Aerospace -- 0.52%
   K & F Industries, Inc., (144a)
     9.25%, 10/15/2007............................       $300,000        307,500

Banks -- 0.57%
   First Nationwide Holdings, Inc., (144a)
     10.625%, 10/01/2003 .........................        300,000        335,250

Broadcasting -- 0.60%
   Capstar Broadcasting Partners, Inc.
     (step-up bond),
     12.75%, 02/01/2009 (d) ......................        500,000        355,000

Building & Construction -- 0.52%
   D. R. Horton, Inc. ............................
     8.375%, 06/15/2004 ..........................        300,000        305,400

Chemicals -- 1.53%
   LaRoche Industries, Inc., (144a)
     9.50%, 09/15/2007 ...........................        300,000        298,500
   PCI Chemicals Canada, Inc., (144a)
     9.25%, 10/15/2007 ...........................        300,000        299,250
   Pharmaceutical Fine Chemicals, (144a)
     9.75%, 11/15/2007 ...........................        300,000        304,500
                                                                     -----------
                                                                         902,250

Consumer Products -- 0.47%
   Revlon Worldwide Corp. (144a), Zero
     Coupon, 03/15/2001 ..........................        400,000        279,000



                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Corporate Bonds (continued)
---------------------------

Conglomerates --1.58%
   Burke Industries, Inc., (144a)
     10.00%, 08/15/2007 ..........................        300,000       $308,250
   Knology Holdings, Inc., (144a),
     (step-up bond),
     11.875%, 10/15/2007 (d) .....................        600,000        328,500
   National Equipment Services, Inc. .............
     10.00%, 11/30/2004 ..........................        300,000        297,000
                                                                     -----------
                                                                         933,750

Containers & Glass -- 1.05%
   Riverwood International Corp., (144a)
     10.625%, 08/01/2007 .........................        300,000        303,940
   U.S. Can Corp. Series B, (144a)
     8.125%, 10/15/2006 ..........................        300,000        317,250
                                                                     -----------
                                                                         621,190

Defense -- 0.56%
   Alliant Techsystems, Inc., (144a)
     11.75%, 03/01/2003 ..........................        300,000        328,500

Electronics -- 0.51%
   Wyman-Gordon Co. ..............................
     8.00%, 12/15/2007 ...........................        300,000        303,000

Gaming -- 1.10%
   Horseshoe Gaming, Inc., Series B
     12.75%, 09/30/2000 ..........................        300,000        333,000
   Rio Hotel & Casino, Inc., (144a)
     9.50%, 04/15/2007 ...........................        300,000        318,000
                                                       ----------    -----------
                                                                         651,000

Media & Cable -- 1.60%
   Century Communications Corp.
     9.50%, 08/15/2000 ...........................        250,000        261,250
   Frontiervision Holdings, LP, (144a)
     (step-up bond)
        11.875%, 09/15/2007 (d) ..................        500,000        366,250
   Rogers Cantel, Inc.
     9.375%, 06/01/2008 ..........................        300,000        316,500
                                                                     -----------
                                                                         944,000

Paper -- 0.03%
   Buckeye Technologies, Inc.
     9.25%, 09/15/2008 ...........................         15,000         15,787

Petroleum Services -- 1.50%
   DI Industries, Inc.
     8.875%, 07/01/2007 ..........................        300,000        307,966
   Pogo Producing Co., Series B (144a)
     8.75%, 05/15/2007 ...........................        250,000        256,250
   Pride Petroleum Services, Inc.
     9.375%, 05/01/2007 ..........................        300,000        322,500
                                                                     -----------
                                                                         886,716

                     See notes to the financial statements.

                         PPM AMERICA/JNL BALANCED SERIES

                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Corporate Bonds (continued)
---------------------------

Pollution Control -- 0.59%
   Allied Waste Industries, Inc.
     (step-up bond),
     11.30%, 06/01/2007 (d).....................         $500,000       $351,250

Retail -- 0.52%
   Specialty Retailers, Inc.,
   Series B, (144a)
     8.50%, 07/15/2005 ...........................        300,000        304,500

Steel -- 0.50%
   Armco, Inc., (144a)
     9.00%, 09/15/2007 ...........................        300,000        294,000

Telecommunications -- 0.58%
   Metronet Communications Corp.,
     12.00%, 08/15/2007 ..........................        300,000        345,000

Transportation -- 0.53%
   Continental Airlines, Inc., (144a)
     9.50%, 12/15/2001 ...........................        300,000        315,000
                                                                     -----------

     Total Corporate Bonds
       (cost $8,572,904) .........................                     8,778,093
                                                                     -----------

U.S. Government Securities -- 32.93%
------------------------------------

U.S. Governmental Agencies -- 11.85%
   Federal Home Loan Mortgage Corp. ..............
     6.50%, 05/01/2001 ...........................        704,707        708,892
     6.75%, 06/15/2004 ...........................        596,854        606,179
     8.00%, 09/01/2011 ...........................      1,085,954      1,120,566
     6.50%, 04/01/2012 ...........................        727,046        728,180
     7.50%, 03/01/2027 ...........................        738,874        756,652
     6.50%, 12/01/2027 ...........................        500,000        494,215
   Federal National Mortgage
   Association
     7.50%, 04/01/2012 ...........................        730,730        749,678
   Government National
      Mortgage Association
     6.50%, 12/15/2023 ...........................        251,120        249,159
     6.50%, 04/15/2026 ...........................      1,086,048      1,074,839
     7.50%, 07/15/2027 ...........................        498,182        510,325
                                                                     -----------
                                                                       6,998,685

U.S. Treasury Bonds -- 4.89%
     6.04%, 05/15/2016, principal only (c)........        600,000        200,774
     6.07%, 11/15/2016, principal only (c)........      2,250,000        728,122
     6.08%, 11/15/2017, principal only (c)........        800,000        242,688
     6.25%, 08/15/2023 ...........................      1,200,000      1,236,000


                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
U.S. Government Securities (continued)
--------------------------------------

U.S. Treasury Bonds (continued)
     6.04%, 11/15/2024, principal only (c) .......     $1,300,000       $261,417
     6.625%, 02/15/2027 ..........................        200,000        217,124
                                                                     -----------
                                                                       2,886,125

U.S. Treasury Notes -- 16.19%
     5.00%, 01/31/1998 ...........................        600,000        599,622
     5.875%, 08/15/1998 ..........................        400,000        400,564
     6.375%, 01/15/1999 ..........................      2,750,000      2,771,065
     6.875%, 07/31/1999 ..........................      1,700,000      1,730,277
     6.25%, 08/31/2000 ...........................      1,400,000      1,418,816
     6.25%, 10/31/2001 ...........................        600,000        610,218
     6.25%, 02/15/2003 ...........................      1,300,000      1,329,458
     5.875%, 11/15/2005 ..........................        700,000        703,717
                                                                     -----------
                                                                       9,563,737
                                                                     -----------

       Total U.S. Government Securities
         (cost $19,105,860) ......................                    19,448,547
                                                                     -----------

Mortgage Backed Securities -- 0.80%
-----------------------------------
   Prudential Home Loan Mortgage
   Securities Co., Series 1993-44,
   Class A5
     6.00%, 11/25/2023 ...........................        700,000        470,654
                                                                     -----------

       Total Mortgage Backed Securities
         (cost $458,089) .........................                       470,654
                                                                     -----------

Short Term Investments -- 0.80%
-------------------------------

Commercial Paper -- 0.76%
   American Express Credit Corp.
     6.65%, 01/02/1998 ...........................        450,000        449,917

Money Market Fund -- 0.04%
   State Street Global Advisor Fund,
     5.42% (b) ...................................         20,443         20,443
                                                                     -----------


       Total Short Term Investments
         (cost $470,360) .........................                       470,360
                                                                     -----------

Total Investments -- 100%
-------------------------
   (cost $55,447,930) ............................                   $59,053,344
                                                                     ===========




--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.
(c) The interest rate disclosed for principal only strip represents effective yield at December 31, 1997, based upon estimated future cash flows.
(d) Denotes deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.




                     See notes to the financial statements

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997


                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Corporate Bonds -- 96.69%

Aerospace -- 1.84%
   K & F Industries, Inc., (144a)
        9.25%, 10/15/2007...........$ ............                             $
                                                        1,100,000      1,127,500

Agricultural Machinery -- 1.25%
   AGCO Corp. (144a), 8.50%, .....................        750,000        766,875
   03/15/2006

Apparel & Textiles -- 2.31%
   Pillowtex Corp., 10.00%, ......................      1,330,000      1,416,450
   11/15/2006

Banks -- 2.37%
   First Nationwide Holdings, Inc. ...............
   (144a) ........................................      1,300,000      1,452,750
        10.625%, 10/01/2003

Broadcasting -- 2.83%
   Capstar Broadcasting Partners,
   Inc.,
        (step-up bond), 12.75%,
           02/01/2009 (a) ........................      1,000,000        710,000
   Jacor Communications Co.,
        8.75%, 06/15/2007 ........................      1,000,000      1,025,000
                                                                     -----------
                                                                       1,735,000

Building & Construction -- 2.99%
   D.R. Horton, Inc., 8.375%, ....................      1,000,000      1,017,999
   06/15/2004
   Nortek, Inc., 9.125%, 09/01/2007  .............        500,000        503,750
   Toll Corp., 8.75%, 11/15/2006 .................        300,000        313,500
                                                                     -----------
                                                                       1,835,249

Chemicals -- 8.52%
   Freedom Chemical Co.,
        10.625%, 10/15/2006 ......................        500,000        550,000
   Key Plastics, Inc. (144a),
   10.25%, .......................................      1,000,000      1,060,000
        03/15/2007
   Laroche Industries, Inc.,
   (144a), 9.50%, ................................      1,000,000        995,000
        09/15/2007
   PCI Chemicals Canada, Inc. ,
   (144a) ........................................      1,300,000      1,296,750
        9.25%, 10/15/2007
   Pharmaceutical Fine Chemicals,
   (144a) ........................................      1,300,000      1,319,500
        9.75%, 11/15/2007
                                                                     -----------
                                                                       5,221,250

Communications -- 12.11%
   Communications Instruments, Inc.,
        10.00%, 09/15/2004 .......................      1,000,000      1,020,000
   Gray Communications,
        10.625%, 10/01/2006 ......................      1,100,000      1,188,000
   Highwaymaster Communications,
        13.75%, 09/15/2005 .......................      1,000,000      1,022,500
   Intermedia Communications, Inc.,
        8.875%, 11/01/2007 .......................      1,000,000      1,027,500
        8.50%, 01/15/2008 ........................        400,000        400,000
   Metronet Communications Corp.,
        12.00%, 08/15/2007 .......................      1,300,000      1,495,000
   Rogers Cantel Mobile, Inc.,
        9.375%, 06/01/2008 .......................      1,000,000      1,055,000
        9.75%, 06/01/2016 ........................        200,000        214,000
                                                                     -----------
                                                                       7,422,000

                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Corporate Bonds (continued)
---------------------------

Conglomerates -- 3.64%
   Burke Industries, Inc., (144a),
   10.00%, 08/15/2007.............................     $1,000,000     $1,027,500
   Knology Holdings, Inc., (144a)
        (step-up bond)
           11.875%, 10/15/2007 (a)................      2,200,000      1,204,500
                                                                     -----------
                                                                       2,232,000

Consumer Products -- 2.39%
   Revlon Worldwide Corp. (144a),
   Zero Coupon, 03/15/2001 .......................      1,800,000      1,255,500
   Simmons Co., 10.75%,04/15/2006  ...............        200,000        210,500
                                                                     -----------
                                                                       1,466,000

Defense -- 1.79%
   Alliant Techsystems, Inc., (144a)
      11.75%, 03/01/2003 .........................      1,000,000      1,095,000

Drugs & Health Care -- 1.74%
   Leiner Health Products (144a)
        9.625%, 07/01/2007 .......................      1,000,000      1,065,000

Electronics -- 2.80%
   Tracor, Inc. (144a), 8.50%, 03/01/2007.........        700,000        707,000
   Wyman-Gordon Co.,
        8.00%, 12/15/2007 ........................      1,000,000      1,010,000
                                                                     -----------
                                                                       1,717,000

Food & Beverages -- 1.44%
   International Home Foods, Inc.,
        10.375%, 11/01/2006 ......................        700,000        770,000
   Keebler Corp., 10.75%, 07/01/2006 .............        100,000        112,750
                                                                     -----------
                                                                         882,750

Gaming -- 3.55%
   Harvey's Casino Resorts,
        10.625%, 06/01/2006 ......................        200,000        217,000
   Horseshoe Gaming, Inc., Series B,
        12.75%, 09/30/2000........................        800,000        888,000

   Rio Hotel & Casino, Inc. (144a)
        10.625%, 07/15/2005 ......................        600,000        649,500
        9.50%, 04/15/2007 ........................        400,000        424,000
                                                                     -----------
                                                                       2,178,500

Hotels & Restaurants -- 2.15%
   Sun International Hotels, Ltd.,
        8.625%, 12/15/2007 .......................      1,300,000      1,319,500

Industrial Machinery -- 2.27%
   Day International Group, Inc.,
   Series B, 11.125%, 06/01/2005..................        100,000        108,000
   National Equipment Services, Inc.,
        10.00%, 11/30/2004........................      1,300,000      1,287,000

                                                                     -----------
                                                                       1,395,000
Leisure Time -- 1.73%
   Hollywood Theaters, Inc.,
        10.625%, 08/01/2007 ......................      1,000,000      1,062,500

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Corporate Bonds (continued)
---------------------------

Media & Cable -- 6.97%
   Century Communications Corp. ..................
        9.75%, 02/15/2002...........$ ............                             $
                                                          400,000        420,000
        9.50%, 03/01/2005 ........................        100,000        106,000
        8.875%, 01/15/2007 .......................        500,000        515,000
   Frontiervision, 11.00%,10/15/2006 .............        400,000        444,000
   Frontiervision Holdings, LP,
   (144a)
        (step-up bond),
           11.875%, 09/15/2007 (a).. 1,000,000 ...        732,500
   Jones Intercable, Inc., 9.625%,
        03/15/2002 ...............................        425,000        455,812
   Marcus Cable Co., .............................        735,000        799,313
   11.875%,10/01/2005
   Rogers Cablesystems Limited
        9.625%, 08/01/2002 .......................        650,000        690,625
        10.00%, 03/15/2005 .......................        100,000        110,000
                                                                     -----------
                                                                       4,273,250

Packaging -- 5.63%
   Huntsman Packaging Corp.,
        8.625%, 10/01/2007 .......................      1,000,000      1,020,000
   Riverwood International Corp.,
        10.625%, 8/01/2007 .......................      1,000,000      1,013,132
   Stone Container Corp., 12.25%,
        04/01/2002 ...............................      1,400,000      1,417,500
                                                                     -----------
                                                                       3,450,632

Petroleum Services -- 12.57%
   COHO Energy, Inc., 8.875%,
        10/15/2007 ...............................      1,000,000      1,000,000
   Cross Timbers Oil Co.,
        8.75%, 11/01/2009 ........................      1,000,000      1,020,000
   DI Industries, Inc., 8.875%, ..................      1,000,000      1,026,552
   07/01/2007
   Newpark Resources, Inc.,
        8.625%, 12/15/2007 .......................      1,000,000      1,015,000
   Ocean Energy, Inc. (144a),
   8.875%, .......................................      1,000,000      1,062,500
        07/15/2007
   Parker Drilling Co., Series B,
   9.75%, ........................................        700,000        750,750
        11/15/2006
   Pride Petroleum Services, Inc.,
        9.375%, 05/01/2007 .......................      1,000,000      1,075,000
   Veritas DGC, Inc., 9.75%, .....................        700,000        756,000
   10/15/2003
                                                                     -----------
                                                                       7,705,802

Pollution Control -- 2.09%
   Allied Waste Industries, Inc. .................
        (step-up bond),
           11.30%, 06/01/2007 (a) ................      1,000,000        702,500
   Norcal Waste System, Inc.,
   Series B, .....................................        500,000        580,000
        (step-up bond), 13.50%,
   11/15/2005
                                                                     -----------
                                                                       1,282,500
Printing & Publishing -- 0.86%
   Hollinger International
   Publishing, Inc., .............................        500,000        525,000
        9.25%, 03/15/2007





                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Corporate Bonds (continued)
---------------------------

Retail -- 4.49%
   Finlay Enterprises, Inc.,
   (step-up bond), ...............................              $              $
        12.00%, 05/01/2005 (a) ...................        400,000        394,000
   Specialty Retailers, Inc.,
   Series B (144a), ..............................      1,300,000      1,319,500
        8.50%, 07/15/2005
   Stater Brothers Holdings, Inc.,
        9.00%, 07/01/2004 ........................      1,000,000      1,040,000
                                                                     -----------
                                                                       2,753,500

Steel -- 4.28%
   Armco, Inc., (144a) 9.00%, ....................      1,300,000      1,274,000
   09/15/2007
   Carpenter W.R. North America
   Inc., .........................................      1,000,000      1,035,000
      (144a), 10.625%, 06/15/2007
   NS Group, Inc., 13.50%, .......................        270,000        313,200
   07/15/2003
                                                                     -----------
                                                                       2,622,200

Tobacco -- 1.22%
   Dimon, Inc., 8.875%, 06/01/2006 ...............        700,000        745,255

Transportation -- 0.86%
   Continental Airlines, Inc.,
   (144a) ........................................        500,000        525,000
        9.50%, 12/15/2001
                                                                     -----------

        Total Corporate Bonds
             (cost $57,738,230) ..................     59,273,463
                                                                     -----------

                                      Shares
Common Stocks -- 0.65%

Chemicals -- 0.11%
   General Chemical Group, Inc. ..................          2,500         66,875

Communications -- 0.02%
   Highwaymaster Communications,
      Inc., (c) ..................................          1,000         12,000

Computer Services -- 0.11%
   Bell & Howell Co. (c) .........................          2,700         65,306

Containers -- 0.10%
   U.S. Can Corp. (c) ............................          3,800         64,125

Paper -- 0.16%
   Buckeye Technologies, Inc. (c)  ...............          2,100         97,125

Steel -- 0.15%
   NS Group, Inc. (c) ............................          5,264         90,146
                                                                     -----------

        Total Common Stocks
             (cost $276,910) .....................        395,577
                                                                     -----------



                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                                                                         Market
                                                           Shares        Value
                                                           ------        -----
Preferred Stocks -- 1.11%

Broadcasting -- 1.11%
   American Radio Systems Corp. (144a)
     (cost $572,315) .............................          5,689       $682,680
                                                                     -----------


Warrants & Rights -- 0.01%

Industrial Machinery -- 0.01%
   Terex Corp. Rights
     (cost $831) .................................            400          5,800
                                                                     -----------




                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Short Term Investments -- 1.54%
-------------------------------

Commercial Paper -- 1.51%
   American Express Credit Corp.,
   6.65%, ........................................              $              $
      01/02/1998 .................................        300,000        299,945
   Ford Motor Credit Co., 6.14%,
      01/02/1998 .................................        625,000        624,893
                                                                     -----------
                                                                         924,838

Money Market Funds -- 0.03%
   State Street Global Advisor
      Fund, 5.42%, (b) ...........................         20,806         20,806
                                                                     -----------

        Total Short Term Investments
             (cost $945,644) .....................        945,644
                                                                     -----------

Total Investments -- 100%
   (cost $59,533,930) ............................     $61,303,164
                                                                     ===========




--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.
(c)  Non-income producing security.

                       PPM AMERICA/JNL MONEY MARKET SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997


                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Commercial Paper -- 100%
------------------------

Captive Finance -- 19.29%
   American Express Credit Corp.
     6.65%, 01/02/1998............................    $1,275,000      $1,274,764
     5.50%, 01/06/1998 ...........................         75,000         74,943
     5.85%, 01/21/1998 ...........................        320,000        318,960
   Chrysler Financial Corp.
     5.60%, 02/27/1998 ...........................        725,000        718,572
     5.70%, 03/06/1998 ...........................        265,000        262,315
   Ford Motor Credit Co.
     5.63%, 01/06/1998 ...........................        300,000        299,765
     5.80%, 01/14/1998 ...........................        340,000        339,288
     5.74%, 02/06/1998 ...........................        350,000        347,991
     5.71%, 03/26/1998 ...........................        465,000        458,805
   General Motors Acceptance Corp.
     5.83%, 01/22/1998 ...........................        125,000        124,575
     5.54%, 02/02/1998 ...........................        150,000        149,261
     5.56%, 02/02/1998 ...........................        300,000        298,517
     5.74%, 02/09/1998 ...........................        125,000        124,223
     5.62%, 02/17/1998 ...........................        185,000        183,643
     5.63%, 03/02/1998 ...........................        200,000        198,123
     5.60%, 03/20/1998 ...........................        500,000        493,933
   John Deere Capital Corp.
     5.56%, 01/12/1998 ...........................        250,000        249,575
     5.56%, 01/14/1998 ...........................        407,000        406,183
   Sears Roebuck Acceptance Corp.
     5.56%, 01/20/1998 ...........................        200,000        199,413
     5.73%, 02/10/1998 ...........................        200,000        198,727
     5.72%, 02/18/1998 ...........................        250,000        248,093
     5.53%, 02/23/1998 ...........................        400,000        396,743
     5.62%, 03/02/1998 ...........................        500,000        495,317
     5.54%, 03/04/1998 ...........................        205,000        203,044
                                                                     -----------
                                                                       8,064,773

Casinos -- 1.61%
   Circus Circus Enterprises, Inc.
     5.89%, 01/07/1998 ...........................        675,000        674,337

Chemicals -- 3.76% DuPont E I DeNemours & Co.
     5.49%, 02/03/1998 ...........................        455,000        452,710
     5.80%, 02/03/1998 ...........................        610,000        606,757
     5.67%, 03/05/1998 ...........................        221,000        218,807
     5.70%, 04/09/1998 ...........................        300,000        295,345
                                                                     -----------
                                                                       1,573,619

Computers -- 3.81%
   International Business Machines
      Credit Corp.
     5.79%, 01/12/1998 ...........................        500,000        499,115
     5.71%, 01/15/1998 ...........................        505,000        503,879
     5.71%, 02/04/1998 ...........................        292,000        290,425
     5.73%, 02/13/1998 ...........................        300,000        297,947
                                                                     -----------
                                                                       1,591,366





                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Commercial Paper (continued)
----------------------------

Consumer Finance -- 18.23%
   American General Financial Corp.
     5.54%, 01/12/1998............................       $285,000       $284,518
     5.54%, 01/14/1998 ...........................        280,000        279,440
     5.70%, 04/09/1998 ...........................        400,000        393,793
   Beneficial Corp.
     5.70%, 01/21/1998 ...........................        175,000        174,446
     5.58%, 02/17/1998 ...........................        135,000        134,017
     5.58%, 02/23/1998 ...........................      1,000,000        991,785
     5.60%, 03/09/1998 ...........................        200,000        197,916
   Heller Financial, Inc.
     5.65%, 01/05/1998 ...........................        200,000        199,874
     5.56%, 01/08/1998 ...........................        510,000        509,449
     5.90%, 01/09/1998 ...........................        390,000        389,489
     5.58%, 01/20/1998 ...........................        125,000        124,632
     5.73%, 03/09/1998 ...........................        170,000        168,187
     5.58%, 03/19/1998 ...........................        400,000        395,226
   Household Financial Corp.
     5.55%, 01/16/1998 ...........................      1,210,000      1,207,202
     5.55%, 01/21/1998 ...........................        100,000         99,692
     5.59%, 02/03/1998 ...........................        355,000        353,181
   Norwest Financial, Inc.
     5.53%, 01/15/1998 ...........................        225,000        224,516
     5.53%, 02/06/1998 ...........................        410,000        407,733
     5.68%, 02/10/1998 ...........................        470,000        467,034
     5.59%, 02/23/1998 ...........................        225,000        223,148
     5.67%, 03/17/1998 ...........................        400,000        395,275
                                                                     -----------
                                                                       7,620,553

Consumer Products -- 3.86%
   Conagra, Inc. .................................
     6.15%, 01/05/1998 ...........................        400,000        399,727
     6.20%, 01/05/1998 ...........................        102,000        101,930
     6.27%, 01/07/1998 ...........................        135,000        134,858
     7.25%, 01/07/1998 ...........................        100,000         99,879
   Procter & Gamble Co. ..........................
     6.50%, 01/06/1998 ...........................        880,000        879,206
                                                                     -----------
                                                                       1,615,600

Drugs & Health Care -- 6.35% A H Robins Co., Inc.
     5.70%, 03/13/1998 ...........................        850,000        840,445
   Allergan, 6.05%, 02/17/1998 ...................        900,000        892,891
   Schering Corp.
     5.52%, 01/13/1998 ...........................        805,000        803,519
     5.67%, 02/04/1998 ...........................        117,000        116,373
                                                                     -----------
                                                                       2,653,228

Financial Services -- 5.76%
   AC Acquisition Holding Co.
     5.70%, 02/18/1998 ...........................        750,000        744,300


                     See notes to the financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Commercial Paper (continued)
----------------------------

Financial Services (continued)
   Merrill Lynch & Co.
     5.62%, 01/02/1998............................       $200,000       $199,969
     5.74%, 01/05/1998 ...........................        299,000        298,809
     5.61%, 01/21/1998 ...........................        280,000        279,127
     5.65%, 01/30/1998 ...........................        100,000         99,545
     5.58%, 03/17/1998 ...........................        350,000        345,931
     5.71%, 04/30/1998 ...........................        250,000        245,281
     5.71%, 06/17/1998 ...........................        200,000        194,702
                                                                     -----------
                                                                       2,407,664

Food & Beverages -- 1.16% H J Heinz Co.
     5.55%, 06/22/1998 ...........................        500,000        486,742

Gas & Pipeline Utilities -- 0.99%
   Consolidated Natural Gas Co.
     6.20%, 01/07/1998 ...........................        415,000        414,571

Independent Finance -- 11.53%
   Associates Corp. of North America
     5.75%, 01/22/1998 ...........................        618,000        615,927
     5.60%, 01/30/1998 ...........................        500,000        497,744
     5.68%, 04/06/1998 ...........................        420,000        413,705
   CIT Group Holdings, Inc.
     5.59%, 02/20/1998 ...........................        500,000        496,118
     5.58%, 03/03/1998 ...........................        700,000        693,381
     5.58%, 03/27/1998 ...........................        500,000        493,412
   General Electric Capital Corp.
     5.59%, 02/17/1998 ...........................        578,000        573,782
     5.54%, 03/04/1998 ...........................        300,000        297,138
     5.61%, 03/23/1998 ...........................        158,000        156,006
     5.65%, 05/19/1998 ...........................        300,000        293,502
     5.59%, 08/04/1998 ...........................        300,000        289,985
                                                                     -----------
                                                                       4,820,700

Insurance -- 3.67% USAA Capital Corp.
     5.52%, 01/05/1998 ...........................        150,000        149,908
     5.50%, 01/06/1998 ...........................        363,000        362,723
     5.52%, 01/06/1998 ...........................        220,000        219,831
     5.68%, 01/26/1998 ...........................        300,000        298,817
     5.73%, 02/13/1998 ...........................        505,000        501,544
                                                                     -----------
                                                                       1,532,823

Leisure Time -- 2.69%
   Walt Disney Co.
     6.00%, 01/05/1998 ...........................        300,000        299,800
     6.50%, 01/05/1998 ...........................        200,000        199,856
     5.64%, 03/19/1998 ...........................        282,000        278,598
     5.56%, 06/24/1998 ...........................        355,000        345,460
                                                                     -----------
                                                                       1,123,714

                                                        Principal        Market
                                                           Amount        Value
                                                        ---------        ------
Commercial Paper (continued)
----------------------------

Mortgage Banking -- 3.87%
   Countrywide Home Loans, Inc.
     5.85%, 01/26/1998............................       $400,000       $398,375
     5.87%, 01/26/1998 ...........................        600,000        597,554
     5.62%, 01/30/1998 ...........................        250,000        248,868
     5.82%, 01/30/1998 ...........................        375,000        373,242
                                                                     -----------
                                                                       1,618,039

Packaging -- 1.43%
   Crown Cork & Seal, Inc.
     6.02%, 02/18/1998 ...........................        377,000        373,974
     5.97%, 03/12/1998 ...........................        225,000        222,388
                                                                     -----------
                                                                         596,362

Publishing -- 3.86% McGraw Hill, Inc.
     5.75%, 01/20/1998 ...........................        750,000        747,724
     5.70%, 02/09/1998 ...........................        300,000        298,148
     5.58%, 02/10/1998 ...........................        175,000        173,915
     5.67%, 03/19/1998 ...........................        400,000        395,149
                                                                     -----------
                                                                       1,614,936

Telecommunications -- 6.45%
   Ameritech Corp.
     5.80%, 01/29/1998 ...........................        495,000        492,767
   Bellsouth Telecommunications, Inc
     6.05%, 01/09/1998 ...........................        550,000        549,261
   GTE Corp.
     6.07%, 01/23/1998 ...........................        700,000        697,403
     6.30%, 01/23/1998 ...........................        100,000         99,615
     6.52%, 01/28/1998 ...........................        250,000        248,777
     6.05%, 02/20/1998 ...........................        112,000        111,059
     6.07%, 02/20/1998 ...........................        400,000        396,628
     6.12%, 02/20/1998 ...........................        100,000         99,150
                                                                     -----------
                                                                       2,694,660

Utilities -- 1.68%
   Florida Power Co. .............................
     5.75%, 02/19/1998 ...........................        710,000        704,443
                                                                     -----------

           Total Commercial Paper
              (cost $41,808,130) .................                    41,808,130
                                                                     -----------

Money Market Fund -- 0.00%
--------------------------
   State Street Global Advisor Fund
     5.16% (a)  (cost $1,944) ....................          1,944          1,944
                                                                     -----------

Total Investments -- 100%
-------------------------
   (cost $41,810,074) ............................                   $41,810,074
                                                                     ===========



--------------------------------------------------------------------------------
(a) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of December 31, 1997.

                     SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Corporate Bonds -- 36.75%

Germany -- 1.86%
Banks -- 1.48%
   Bundesrepublik Deutschland,
        6.50%, 07/04/2027.............................   $  990,000     $596,108

Business Services -- 0.38%
   Treuhandanstalt, 7.375%,
   12/02/2002 ........................................      250,000      154,173
                                                                        --------

      Total Germany ..................................                   750,281

United States -- 34.89%
Aerospace Industries -- 0.40%
   Talley Industries, 10.75%, ........................      150,000      159,750
   10/15/2003

Banks -- 2.34%
   Banc One Corp., 7.60%, 05/01/2007 .................      600,000      644,922
   Malayan Banking Berhad, NY,
        7.125%, 09/15/2005 ...........................      210,000      190,645
   Midland Bank PLC, 7.65%, 05/01/2025................      100,000      108,706

                                                                        --------
                                                                         944,273

Broadcasting -- 1.13%
   Cablevision Systems Corp.,
        10.50%, 05/15/2016 (d) .......................      250,000      291,250
   SFX Broadcasting, Inc.,
        10.75%, 05/15/2006 ...........................      150,000      164,625
                                                                        --------
                                                                         455,875

Building & Construction -- 1.35%
   Nortek, Inc., 9.125%, 09/01/2007  .................      250,000      251,875
   Southdown, Inc. Series B,
        10.00%, 03/01/2006 ...........................      125,000      137,188
   Synthetic Industries, Inc. (144a),
        9.25%, 02/15/2007 ............................      150,000      157,500
                                                                        --------
                                                                         546,563

Business Services -- 1.29%
   Iron Mountain, Inc.,
        10.125%, 10/01/2006 ..........................      150,000      165,000
   Ryder Trucks, Inc.,
        10.00%, 12/01/2006 (d) .......................      200,000      200,000
   Williams Scotsman, Inc. (144a),
        9.875%, 06/01/2007 ...........................      150,000      154,500
                                                                        --------
                                                                         519,500

Capital Goods -- 0.20%
   Alvey Systems, Inc. 11.375%,
       01/31/2003 ....................................       75,000       81,750

Chemicals -- 0.26%
   Radnor Holdings Inc.,
        10.00%, 12/01/2003 ...........................      100,000      103,750





                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----

United States (continued)
Conglomerates -- 1.27%
   Burke Industries, Inc.,
        10.00%, 08/15/2007........................    $   250,000     $  256,875
   Insilco Corp., 10.25%, 08/15/2007 .............        150,000        157,125
   Polymer Group, Inc.,
        9.00%, 07/01/2007 ........................        100,000         99,750
                                                                      ----------
                                                                         513,750
Consumer Goods -- 0.90%
   Coleman Holdings, Inc., Zero
        Coupon, 05/15/2001 .......................        300,000        199,500
   International Knife & Saw, Inc.
        11.375%, 11/15/2006 ......................        150,000        162,000
                                                                      ----------
                                                                         361,500

Containers & Glass -- 1.29%
   Stone Container Corp.,
        12.25%, 04/01/2002 .......................        250,000        253,125
   Plastic Containers, Inc.,
        10.00%, 12/15/2006 .......................        250,000        268,028
                                                                      ----------
                                                                         521,153

Cosmetics & Toiletries -- 0.76%
   French Fragrances, Inc. (144a),
        10.375%, 05/15/2007 ......................        125,000        131,250
   Revlon Worldwide Corp. (144a),
        Zero Coupon, 03/15/2001 ..................        250,000        174,375
                                                                      ----------
                                                                         305,625

Drugs & Health Care -- 1.74%
   Eye Care Centers of America,
   Inc., .12.00%, 10/01/2003......................        200,000        216,000
   Imagyn Medical Technologies,
        Inc., 12.50%, 04/01/2004 .................        250,000        236,875
   Integrated Health Services, Inc.,
        9.50%, 09/15/2007 ........................        100,000        103,000
   Packard Bioscience Co.,
        9.375%, 03/01/2007 .......................        150,000        144,000
                                                                      ----------
                                                                         699,875

Electronics -- 0.93%
   Clark-Schwebel, Inc.,
        10.50%, 04/15/2006 (d) ...................        250,000        272,500
   Foamex LP/ Foamex Cap Corp. ...................
       (144a),9.875%, 06/15/2007 .................        100,000        102,500
                                                                      ----------
                                                                         375,000

Financial Services -- 2.78%
   Aetna Services Inc.,
        7.625%, 08/15/2026 .......................        200,000        210,824
   Green Tree Financial Corp.,
        7.07%, 09/15/2007 ........................        600,000        608,185
   PaineWebber Group, Inc.,
        7.00%, 03/01/2000 ........................        300,000        303,306
                                                                      ----------
                                                                       1,122,315
                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Corporate Bonds (continued)

United States (continued)
Food & Beverages -- 1.07%
   B & G Foods, Inc., 9.625%,
        08/01/2007....................................  $ 125,000      $ 125,937
   CFP Holdings, Inc.,
        11.625%, 01/15/2004 ..........................    200,000        204,948
   Dole Foods, Inc., 6.75%,
        07/15/2000 ...................................    100,000        100,832
                                                                        --------
                                                                         431,717

Gaming -- 0.62%
   Grand Casinos, Inc., 9.00%,
   10/15/2004 ........................................    250,000        251,250

Hotels & Restaurants -- 1.08%
   Prime Hospitality Corp.,
        9.75%, 04/01/2007 ............................    250,000        267,500
   Sun International Hotels, Ltd.
        9.00%, 03/15/2007 ............................     50,000         51,625
   Wyndham Hotel Corp.,
        10.50%, 05/15/2006 ...........................    100,000        116,000
                                                                        --------
                                                                         435,125

Household Appliances &
   Furnishings -- 0.65%
   Collins & Aikman Floorcovering
        10.00%, 01/15/2007 ...........................    150,000        156,750
   Rayovac Corp., 10.25%, 11/01/2006 .................     98,000        106,820
                                                                        --------
                                                                         263,570

Industrial Machinery -- 0.52%
   Harnischfeger Industries, Inc.,
        6.875%, 02/15/2027 ...........................    200,000        208,142

Liquor -- 0.33%
   Stroh Brewery Co., 11.10%,
   07/01/2006 ........................................    150,000        135,000

Metals & Mining -- 0.66%
   Renco Metals, Inc., 11.50%,
   07/01/2003 ........................................    250,000        265,000

Packaging -- 0.28%
   Tekni Plex, Inc., 11.25%,
   04/01/2007 ........................................    100,000        109,347

Paper -- 0.47%
   Doman Industries Ltd.,
        8.75%, 03/15/2004 ............................    200,000        191,000

Petroleum Services -- 2.30%
   Cliffs Drilling Co., 10.25%,
        05/15/2003 ...................................    150,000        162,000
   Cross Timbers Oil Co.,
        9.25%, 04/01/2007 ............................    150,000        156,000
   Dailey Intl. Inc.,
        9.75%, 08/15/2007 ............................    100,000        104,250
   National Energy Group, (144a),
        10.75%, 11/01/2006 ...........................    150,000        155,625






                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Corporate Bonds (continued)

United States (continued)
Petroleum Services (continued)
   Occidental Petroleum Corp.,
        9.25%, 08/01/2019...........................  $   150,000    $   187,346
   Parker Drilling Corp.,
        9.75%, 11/15/2006 ..........................      150,000        160,875
                                                                       ---------
                                                                         926,096
Pollution Control -- 1.28%
   Allied Waste Industries, Inc. ...................
        (step-up bond), 11.30%,
        06/01/2007 (a) .............................      200,000        140,500
   Envirosource, Inc., 9.75%,
        06/15/2003 .................................      200,000        203,500
   Norcal Waste System, (step-up
   bond),Series B, 13.50%,
        11/15/2005 .................................      150,000        174,000
                                                                       ---------
                                                                         518,000

Publishing -- 1.32%
   American Media Operations Inc.,
        11.625%, 11/15/2004 ........................      250,000        271,250
   Hollinger International
   Publishing, Inc.
        9.25%, 03/15/2007.............................    250,000        262,500
                                                                       ---------
                                                                         533,750

Retail -- 3.50%
   Cole National Group, Inc.,
        8.625%, 08/15/2007 .........................      250,000        250,000
   Jitney Jungle Stores America,
   Inc., 12.00%, 03/01/2006 (d) ....................      250,000        283,750
   Pueblo Xtra International,
        9.50%, 08/01/2003 ..........................      100,000         95,250
   Riddell Sports, Inc., 10.50%,
        07/15/2007  ................................      250,000        256,875
   Selmer Co. Inc. (144a),
        11.00%, 05/15/2005 (d) .....................      250,000        273,750
   Staples, Inc., 7.125%, 08/15/2007 ...............      250,000        253,990
                                                                       ---------
                                                                       1,413,615

Software -- 0.27%
   Printpack, Inc. (144a),
        10.625%, 08/15/2006 ........................      100,000        107,000

Telecommunications -- 2.95%
   Adelphia Communications,
        10.50%, 07/15/2004 .........................      100,000        107,125
        9.875%, 03/01/2007 .........................      100,000        105,250
   Comcast Cellular Holdings, Inc.,
        9.50%, 05/01/2007 (d) ......................      250,000        260,000
   Diamond Cable Communications, PLC,
       11.75%, 12/15/2005 ..........................      225,000        174,937
   Intermedia Communications,
       (step-up bond), 12.50%,
       05/15/2006 (a) ..............................      244,000        193,980
   International CableTel, Inc.,
   (step-up bond), 11.50%,
       02/01/2006 (a) ..............................      225,000        176,625
   Marcus Cable Co LP, (step-up
   bond),  14.25%, 12/15/2005 (a) ..................      200,000        173,000
                                                                       ---------
                                                                       1,190,917


                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Corporate Bonds (continued)

United States (continued)
Transportation -- 0.95%
   Coach USA, Inc., 9.375%,
   07/01/2007.....................................    $   250,000     $  255,625
   TFM SA de CV, 1.00%, 06/15/2009 ...............        200,000        127,000
                                                                      ----------
                                                                         382,625
                                                                      ----------

        Total United States ......................                    14,072,833
                                                                      ----------

          Total Corporate Bonds
             (cost $14,414,677) ..................                    14,823,114
                                                                      ----------

Government Bonds -- 48.90%

Argentina -- 2.13%
   Argentina Floating Rate Bond,
        6.688%, 03/31/2005 (b) ...................        960,000        858,384

Australia -- 0.04%
   Australia Government Bond,
        8.75%, 08/15/2008 ........................         20,000         15,711

Brazil -- 3.55%
   Brazil Government Bond,
        10.125%, 05/15/2027 ......................      1,525,000      1,433,500

Canada -- 1.35%
   Canadian Government Bond
        6.50%, 09/01/1998 ........................        570,000        402,835
        7.50%, 09/01/2000 ........................        150,000        110,407
        7.00%, 12/01/2006 ........................         40,000         30,686
                                                                      ----------
                                                                         543,928

Denmark -- 0.87%
   Denmark Government Bond,
        6.00%, 11/15/2002 ........................      1,940,000        294,034
        8.00%, 03/15/2006 ........................        330,000         55,795
                                                                      ----------
                                                                         349,829

Ecuador -- 0.34%
   Ecuador Pars (step-up bond),
        3.50%, 02/28/2025 (g) ....................        250,000        137,500

Germany -- 1.14%
   Germany (Federal Republic)
        5.25%, 10/20/1998 ........................        820,000        460,835

Mexico -- 4.17%
   Mexico Global Bond,
        11.375%, 09/15/2016 ......................        350,000        401,844
        6.25%, 12/31/2019 ........................        750,000        628,096
        11.50%, 05/15/2026 .......................        550,000        651,200
                                                                      ----------
                                                                       1,681,140




                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Government Bonds (continued)

Morocco -- 1.50%
   Morocco Loan Participation,
        6.812%, 01/01/2009 (b)....................    $   700,000     $  603,750

New Zealand -- 0.83%
   New Zealand Government Bond,
        8.00%, 07/15/1998 ........................        580,000        335,884

Panama -- 0.38%
   Panama Government Bond,
        3.75%, 07/17/2014 (b) ....................        200,000        153,000

Russia -- 0.70%
   Russia Government Bond,
        6.719%, 12/02/2015 .......................        400,000        280,248

South Korea -- 0.44%
   Korea Development Bank,
        9.60%, 12/01/2000 ........................        200,000        178,686

Sweden -- 0.99%
   Sweden Government Bond
        11.00%, 01/21/1999 .......................      2,300,000        306,950
        6.50%, 10/25/2006 ........................        700,000         91,229
                                                                      ----------
                                                                         398,179

United States -- 28.91%
U.S. Government Agencies -- 18.55%
   Federal Home Loan Mortgage Corp.
         10.00%, 05/15/2020 ......................         50,000         41,977
         6.50%, TBA  (e) .........................        300,000        300,468
   Federal National Mortgage
   Association
        6.65%, 08/25/2007 ........................      1,200,000      1,227,375
        13.00%, 11/01/2015 .......................         15,000         11,275
        7.00%, 11/18/2015 ........................      1,500,000      1,528,521
        10.40%, 04/25/2019 .......................        100,000         69,170
        8.77%, 03/17/2020, interest
           only (c) ..............................        841,140         25,470
        6.50%, 02/01/2026 ........................        300,675        265,968
        9.02%, 10/17/2036, interest
           only (c) ..............................      4,295,000        133,445
        7.00%, TBA (e) ...........................      3,500,000      3,525,130
        7.00%, TBA (e) ...........................        350,000        352,513
                                                                      ----------
                                                                       7,481,312

U.S. Treasury Bond -- 1.31%
        6.375%, 08/15/2027 (d) ...................        500,000        527,345

U.S. Treasury Notes -- 9.05%
        6.625%, 03/31/2002 (d) ...................      1,000,000      1,032,340
        6.25%, 08/31/2002 (d) ....................      1,500,000      1,530,705
        5.875%, 09/30/2002 (d) ...................        800,000        804,376
        3.375%, 01/15/2007 (f) ...................         70,000         68,163
        6.125%, 08/15/2007 (d) ...................        210,000        215,808
                                                                      ----------
                                                                       3,651,392
                                                                      ----------

             Total United States .................                    11,660,049
                                                                      ----------

                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Government Bonds (continued)

Venezuela -- 1.56%
   Republic of Venezuela--Par,
        6.812%, 03/31/2007 (b)....................    $   714,286    $   628,607
                                                                     -----------

        Total Government Bonds
             (cost $19,289,766) ..................                    19,719,230
                                                                     -----------

Asset Backed Securities -- 1.36%

   Airplane Pass-through Trust,
        10.875%, 03/15/2019 ......................        125,000        144,515
   Mid State Trust, Series VI,
        7.34%, 07/01/2035 ........................        400,000        402,974
                                                                     -----------

        Total Asset Backed Securities
              (cost $511,602) ....................                       547,489
                                                                     -----------

Warrants -- 0.00%

United States -- 0.00%
   Urohealth Systems, Inc.,
   (cost $0) .....................................            250              8
                                                                     -----------



                                                      Principal           Market
                                                      Amount               Value
                                                      ------               -----
Short Term Investments -- 12.99%

Government Bonds -- 0.82%
   Republic of Italy,
        5.97%, 07/31/1998.........................    $   600,000    $   329,266

Money Market Fund -- 0.00%
   State Street Global Advisor
      Fund, 5.42%, (f) ...........................            873            873

Repurchase Agreements -- 12.17%
   Repurchase Agreement with State
   Street
     Bank, 6.00%, (Collateralized by
     $3,255,000 U.S. Treasury Note
     10.625% due 08/15/2015,
     market value - $4,911,637)
     acquired on 12/31/97,
     due 01/02/1998 ..............................      4,910,000      4,910,000
                                                                     -----------

       Total Short Term Investments
         (cost $5,232,584) .......................                     5,240,139
                                                                     -----------

Total Investments -- 100%
   (cost $39,448,629) ............................                   $40,329,980
                                                                     ===========




--------------------------------------------------------------------------------
(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Coupon is indexed to 6 Month Libor . Rate stated is rate in effect on December 31, 1997.
(c) The interest rates disclosed for interest only strips represent effective yields at December 31, 1997 based upon estimated future cash flows.
(d) Security pledged as collateral for investments purchased on a when-issued basis.
(e) Investment purchased on a when-issued basis.
(f) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.
(g) Coupon payment periodically increases over the life of the security. Rate stated is in effect as of December 31, 1997.


                     See notes to the financial statements.

                              SALOMON BROTHERS/JNL
                      U.S. GOVERNMENT & QUALITY BOND SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997




                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
U.S. Government Securities -- 68.49%

U.S. Government Agency & Agency
   Backed Issues -- 42.44%
   Federal Home Loan Bank
     5.94%, 06/13/2000 ...........................    $   300,000    $   300,936
   Federal Home Loan Mortgage Corp.
     6.00%, 09/01/2010 ...........................          4,021          3,991
     11.75%, 01/01/2011 ..........................          4,613          5,192
     7.00%, 07/01/2011 ...........................        117,757        119,768
     8.25%, 04/01/2017 (c) .......................        420,409        441,421
     8.00%, 07/01/2020 ...........................      1,299,841      1,361,583
     5.00%, 05/15/2021 ...........................      1,200,000      1,117,116
     6.50%, TBA (a) ..............................        500,000        500,547
   Federal National Mortgage
   Association
     6.74%, 08/25/2007 ...........................      1,400,000      1,445,062
     14.50%, 11/01/2014 (c) ......................          7,675          9,447
     12.50%, 08/01/2015 ..........................          6,316          7,439
     12.50%, 09/01/2015 ..........................         23,777         28,317
     13.00%, 11/01/2015 (c) ......................         20,619         24,054
     12.00%, 01/01/2016 (c) ......................        653,015        767,905
     12.00%, 01/01/2016 ..........................         22,020         25,632
     12.50%, 01/15/2016 (c) ......................        333,170        392,620
     11.50%, 04/01/2019 ..........................          7,312          8,361
     10.50%, 08/01/2020 ..........................        128,212        143,357
     6.50%, 03/01/2026 (c) .......................        417,382        412,946
     7.00%, 05/01/2026 (c) .......................        325,331        328,379
     6.50%, TBA (a) ..............................      1,500,000      1,481,250
     7.00%, TBA (a) ..............................        100,000        100,718
     7.00%, TBA (a) ..............................      3,800,000      3,827,284
   Government National Mortgage
      Association
     13.50%, 07/15/2010 (c) ......................        190,655        228,851
     8.50%, 01/15/2018 ...........................        253,430        271,127
   Student Loan Marketing
      Association
     7.50%, 03/08/2000 (c) .......................        400,000        413,624
                                                                     -----------
                                                                      13,766,927

U.S. Treasury Bond -- 7.86%
     6.625%, 02/15/2027 (c) ......................      2,350,000      2,551,207

U.S. Treasury Notes -- 18.19%
     6.50%, 05/31/2001 (c) .......................        100,000        102,375
     6.25%, 08/31/2002 ...........................        100,000        102,047
     5.875%, 09/30/2002...........................      1,000,000      1,005,470
     6.625%, 05/15/2007 (c) ......................      2,150,000      2,275,646
     6.125%, 08/15/2007 ..........................      2,350,000      2,415,001
                                                                     -----------
                                                                       5,900,539
                                                                     -----------

       Total U.S. Government
       Securities
         (cost $21,579,527) ......................                    22,218,673
                                                                     -----------


                                                        Principal         Market
                                                           Amount          Value
                                                           ------          -----
Corporate Bonds -- 2.42%

Banks -- 0.50%
   Banc One Corp. .................................
     7.60%, 05/01/2007 (c) ........................   $   150,000    $   161,231

Petroleum Services -- 1.92%
   Occidental Petroleum Corp.
     9.25%, 08/01/2019 (c) ........................       500,000        624,485

       Total Corporate Bonds
         (cost $735,978) ..........................                      785,716
                                                                     -----------

Short Term Investments -- 29.09%

Commercial Paper --3.08%
     UBS Finance Delaware, Inc.,
        6.50%, 01/02/1998 .........................     1,000,000        999,819

Money Market Fund -- 0.00%
   State Street Global Advisor
   Fund, 5.42% (b).................................           299            299


Repurchase Agreements -- 23.70% Repurchase
   agreement with J.P. Morgan,
     6.25% (Collateralized by
     U.S. Treasury Note, 8.75% due
     05/15/2020, market value -
     $3,920,895), acquired on
     12/31/1997,
     due 01/02/1998 ...............................     3,844,000      3,844,000

   Repurchase agreement with State
   Street
     Bank, 6.00% (Collateralized by
     $2,550,000 U.S. Treasury Note,
     10.625% due 08/15/2020,
     market value - $3,926,210),
     acquired on 12/31/1997,
     due 01/02/1998 ...............................     3,844,000      3,844,000
                                                                     -----------
                                                                       7,688,000
U.S. Government Agencies -- 2.31%
   Federal Home Loan Bank Discount
   Note
     5.75%, 01/07/1998 ............................       750,000        749,281
                                                                     -----------

       Total Short Term Investments
         (cost $9,437,399) ........................                    9,437,399
                                                                     -----------

Total Investments -- 100%
   (cost $31,752,904) .............................                  $32,441,788
                                                                     ===========
--------------------------------------------------------------------------------
(a)  Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.
(c) Security pledged as collateral for investments purchased on a when-issued basis.

                     See notes to the financial statements.

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                                          Market
                                                           Shares          Value
                                                           ------          -----
  Common Stocks -- 94.26%

France -- 0.13%
Liquor -- 0.13%
   LVMH, Louis Vuitton Moet
      Hennessy ...............................              990       $  164,328

Hong Kong -- 0.56%
Conglomerates -- 0.56%
   Hutchinson Whampoa Ltd. ...................           75,000          470,383
   Swire Pacific Ltd. ........................           40,000          219,383
                                                                      ----------

          Total Hong Kong ....................                           689,766

Italy -- 0.75%
Banks -- 0.44%
   Banca Fideuram ............................          125,700          550,337
   SPA

Telecommunications -- 0.31%
   Telecom Italia SPA ........................           22,900          105,697
   Telecom Italia Mobile (a) .................           62,090          273,772
                                                                      ----------
                                                                         379,469
                                                                      ----------

     Total Italy .............................          929,806

Malaysia -- 0.03%
Industrial Machinery -- 0.03%
   United Engineers Ltd. .....................           47,900           39,901

Mexico -- 0.32%
Household Products -- 0.32%
     Kimberly Clark de Mexico,
         SA de CV ............................           80,500          393,997

Netherlands -- 2.05%
Household Products -- 0.17%
   Hagemeyer NV ..............................            4,900          204,685

Newspapers -- 1.23%
   Ver Ned Uitgevers N.V .....................           54,300        1,531,803

Publishing -- 0.26%
   Elsevier NV ...............................           20,300          328,380

Software -- 0.39%
   Getronics NV ..............................           15,400          490,637
                                                                      ----------

     Total Netherlands .......................                         2,555,505

Portugal -- 0.96%
Telecommunications -- 0.96%
   Telecel - Communicacoes
   Pessoais
      SA, (a) ................................           11,200        1,193,328

South Africa -- 0.16%
Mining -- 0.16%
     Anglo American Platinum Corp. ...........           15,300          204,356



                                                                         Market
                                                           Shares          Value
                                                           ------          -----
  Common Stocks (continued)

Sweden -- 0.82%
Drugs & Health Care -- 0.43%
   Astra AB Class B ..........................           31,400       $  527,954

Retail -- 0.39%
   Hennes & Mauritz AB Class B (a) ...........           10,000          440,811
   Modern Times Group MTG
       Class B (a) ...........................            7,800           46,663
                                                                      ----------
                                                                         487,474
                                                                      ----------

     Total Sweden ............................                         1,015,428

Switzerland -- 1.03%
Conglomerates -- 0.10%
   Sig Schweizerische Industries AG ..........               45          123,186

Drugs & Health Care -- 0.93%
   Novartis AG ...............................              713        1,156,454
                                                                      ----------

     Total Switzerland .......................                         1,279,640

United Kingdom -- 2.67%
Conglomerates -- 2.28%
   Granada Group PLC (a) .....................           50,200          766,818
   Rentokil Initial PLC ......................          201,500          891,715
   Tomkins PLC ...............................          249,000        1,177,870
                                                                      ----------
                                                                       2,836,403

Telecommunications -- 0.39%
   Vodafone Group PLC ........................           67,300          486,377
                                                                      ----------

     Total United Kingdom ....................                         3,322,780

United States -- 84.78%
Aerospace -- 1.46%
   AlliedSignal, Inc. ........................           45,600        1,775,550
   United Technologies Corp. .................              500           36,406
                                                                      ----------
                                                                       1,811,956

Apparel & Textiles -- 0.16%
   Nike, Inc. Class B ........................            5,000          196,250

Automobile & Parts -- 2.04%
   Danaher Corp. .............................           40,100        2,531,313

Banks -- 6.18%
   Barnett Banks, Inc. .......................            9,100          654,063
   Citicorp ..................................            7,800          986,213
   First Union Corp. .........................           15,600          799,500
   Mellon Bank Corp. .........................           10,200          618,375
   Northern Trust Corp. ......................            8,400          585,900

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
  Common Stocks (continued)

United States (continued)
Banks (continued)
   Norwest Corp. .............................           47,500       $1,834,688
   Toronto Dominion Bank .....................           25,100          945,956
   Wells Fargo & Co. .........................            3,700        1,255,919
                                                                      ----------
                                                                       7,680,614

Broadcasting -- 0.60%
   Cox Communications, Inc. (a) ..............           18,500          741,156

Building & Construction -- 0.84%
   Masco Corp. ...............................           20,600        1,048,025

Business Services -- 4.50%
   Automatic Data Processing, Inc. ...........           16,100          988,138
   Cendant Corp. (a) .........................           46,200        1,588,125
   First Data Corp. ..........................           47,002        1,374,809
   Interpublic Group Companies, ..............           19,250          958,891
   Inc .......................................
   Service Corp. International, ..............           18,600          687,038
   Inc .......................................
                                                                      ----------
                                                                       5,597,001

Chemicals -- 0.15%
   Great Lakes Chemical Corp. ................            4,200          188,475

Computers & Business Equipment--2.25%
   Cisco Systems, Inc. (a) ...................           13,500          752,625
   Compaq Computer Corp. .....................           16,100          908,644
   Dell Computer Corp. (a) ...................            4,600          386,400
   Hewlett Packard Co. .......................           12,000          750,000
                                                                      ----------
                                                                       2,797,669

Drugs & Health Care -- 9.49%
   American Home Products Corp. ..............           10,400          795,600
   Amgen, Inc. (a) ...........................            6,100          330,163
   Baxter International, Inc. ................            6,700          337,931
   Biogen, Inc. (a) ..........................           14,300          520,163
   Bristol Myers Squibb Co. ..................           12,400        1,173,350
   Genentech, Inc. (a) .......................           15,500          939,688
   Healthsouth Corp. (a) .....................           38,900        1,079,475
   Johnson & Johnson Co. .....................            8,300          546,763
   Medtronic, Inc. ...........................            7,600          397,575
   Merck & Co., Inc. .........................           15,300        1,625,625
   Pacificare Health Systems .................            3,900          204,263
   Class B (a)
   Pfizer, Inc. ..............................           20,600        1,535,988
   Tenet Healthcare Corp. (a) ................           22,400          742,000
   United Healthcare Corp. ...................           15,600          775,125
   Warner Lambert Co. ........................            6,400          793,600
                                                                      ----------
                                                                      11,797,309

Electrical Equipment -- 2.90%
   Boston Scientific Corp. (a) ...............            5,900          270,663
   General Electric Co. ......................           45,500        3,338,563
                                                                      ----------
                                                                       3,609,226




                                                                          Market
                                                           Shares          Value
                                                           ------          -----
   Common Stocks (continued)

United States (continued)
Electronics -- 4.28%
   Analog Devices, Inc. (a) ..................           24,100       $  667,269
   EMC Corp. (a) .............................           16,000          439,000
   Ericcson LM Tel Co. Class B ADR ...........            3,500          130,594
   Intel Corp. ...............................            6,700          470,675
   Linear Technology Corp. ...................           13,000          749,125
   Maxim Integrated Products, Inc. ...........           30,200        1,041,900
   (a)
   Molex, Inc. Class A .......................            9,468          272,205
   National Semiconductor Corp. (a)  .........           17,100          443,531
   Teleflex, Inc. ............................           26,300          992,825
   Xilinx, Inc. (a) ..........................            3,100          108,694
                                                                      ----------
                                                                       5,315,818

Financial Services -- 5.71%
   Corporate Express, Inc. (a) ...............           21,000          270,375
    Federal Home Loan Mortgage Corp. .........           82,800        3,472,425
    Federal National Mortgage
        Association ..........................           33,500        1,911,594
    Green Tree Financial Corp. ...............            9,700          254,019
    H & R Block, Inc. ........................           22,300          999,319
    SLM Holding Corp. ........................            1,300          180,863
                                                                      ----------
                                                                       7,088,595

Food & Beverages -- 3.51%
   CPC International, Inc. ...................            5,200          560,300
   Coca-Cola Co. .............................            9,100          606,288
   PepsiCo, Inc. .............................           30,000        1,093,125
   Pioneer Hi-Bred International, Inc. .......            6,900          740,025
   Sara Lee Corp. ............................           16,200          912,263
   Unilever NV ...............................            7,200          449,550
                                                                      ----------
                                                                       4,361,551

Household Products -- 0.54%
   Procter & Gamble Co. ......................            8,400          670,410

Industrial Machinery -- 2.43%
   Honeywell, Inc. ...........................            6,200          424,700
   TriMas Corp. ..............................           23,600          811,250
   Tyco International, Ltd. ..................           39,462        1,778,256
                                                                      ----------
                                                                       3,014,206

Insurance -- 9.22%
   Ace Ltd. ..................................           24,200        2,335,300
   Aetna, Inc. ...............................            6,900          486,881
   Berkshire Hathaway, Inc. Class ............               34        1,564,000
   A (a)
   Exel Ltd. .................................            9,900          627,413
   Fairfax Financial Holdings, ...............            2,400          534,061
   Ltd. (a)
   Mutual Risk Management, Ltd. ..............           32,400          969,975
   PartnerRe, Ltd. ...........................           14,100          653,888
   St. Paul Cos., Inc. .......................            5,400          443,138
   Travelers Group, Inc., ....................           30,450        1,640,494
   Travelers Property Casualty Corp. .........           13,400          589,600
   UNUM Corp. ................................           29,700        1,614,938
                                                                      ----------
                                                                      11,459,688

                   T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
  Common Stocks (continued)

United States (continued)
Leisure Time -- 1.97%
   Carnival Corp. ............................           15,500       $  858,313
   Walt Disney Co. ...........................           16,100        1,594,906
                                                                      ----------
                                                                       2,453,219
Mining -- 0.99%
    Anglo American Platinum Corp. Ltd. ........          21,218          283,409
   Barrick Gold Corp. ........................           13,400          249,575
   Newmont Mining Corp. ......................           23,900          702,063
                                                                      ----------
                                                                       1,235,047
Newspapers -- 1.36%
   Reuters Holdings ADR ......................            4,800          318,000
   Tribune Co. ...............................           22,100        1,375,725
                                                                      ----------
                                                                       1,693,725

Office Furnishings & Supplies -- 0.48%
   Ikon Office Solutions, Inc. ...............           21,000          590,625

Oil -- 2.23%
   Mobil Corp. ...............................           14,300        1,032,281
   Royal Dutch Petroleum Co. .................           32,100        1,739,419
                                                                      ----------
                                                                       2,771,700
Paper -- 0.74%
   Kimberly Clark Corp. ......................           18,700          922,145

Petroleum Services -- 1.26%
   Halliburton Co. ...........................           11,200          581,700
   Schlumberger Ltd. .........................            5,900          474,950
   Western Atlas, Inc. (a) ...................            6,900          510,600
                                                                      ----------
                                                                       1,567,250

Pollution Control -- 0.71%
   USA Waste Services, Inc. (a) ..............           22,500          883,125

Real Estate -- 1.85%
   Security Capital U.S. Realty (a)  .........           72,500        1,029,500
   Starwood Lodging Trust Co. ................           22,000        1,273,250
                                                                      ----------
                                                                       2,302,750
Restaurants -- 0.33%
    McDonald's Corp. .........................            8,500          405,875

Retail -- 4.13%
   Circuit City Stores, Inc. .................            3,700          131,581
   CVS Corp. .................................             9536          610,900
   Dillards Inc. .............................           17,800          627,450
   Home Depot, Inc. ..........................           14,450          850,744
   Kohl's Corp. (a) ..........................            5,200          354,250
   Safeway, Inc. (a) .........................           19,300        1,220,725
   Tag Heuer International ADR (a) ...........           61,900          510,675
   Wal-Mart Stores, Inc. .....................           20,900          824,244
                                                                      ----------
                                                                       5,130,569





                                                                          Market
                                                           Shares          Value
                                                           ------          -----
  Common Stocks (continued)

United States (continued)
Software -- 5.02%
   BMC Software, Inc. (a) ....................           23,100       $1,515,938
   Microsoft Corp. (a) .......................           12,900        1,667,325
   Network Associates, Inc. (a) ..............           22,600        1,194,975
   Oracle Corp. (a) ..........................           27,725          618,614
   Parametric Technology Corp. (a) ...........           26,100        1,236,488
                                                                      ----------
                                                                       6,233,340

Steel -- 0.03%
   Pohang Iron & Steel Co. ADR ...............            1,700           29,644

Telecommunications -- 5.03%
   AT&T Corp. ................................           14,900          912,625
   Grupo Iusacell Series D ADR (a) ...........           60,200          918,050
   MCI Communications Corp. ..................           23,200          993,250
   Nokia Corp. ADR ...........................           14,100          985,238
   Telecomunicacoes Brasileiras ADR ..........            5,400          628,763
   Vodafone Group PLC ADR ....................           17,300        1,254,250
   Worldcom, Inc. (a) ........................           18,500          559,625
                                                                      ----------
                                                                       6,251,801

Tobacco -- 1.58%
   Philip Morris Cos., Inc. ..................           43,400        1,966,563

Toys -- 0.58%
   Mattel, Inc. ..............................           19,400          722,650

Transportation -- 0.23%
   Tranz Rail Holdings Ltd. ADR (a)  .........           25,200          289,800
                                                                      ----------

     Total United States .....................                       105,359,090
                                                                      ----------

       Total Common Stocks
         (cost $99,548,528) ..................                       117,147,925
                                                                      ----------

                                                    Principal
                                                       Amount
                                                       ------
Short Term Investments -- 5.74%

Commercial Paper -- 3.40%
   Ciesco LP
     6.40%,  01/02/1998.......................      $1,264,000        1,263,775
     5.87%,  01/20/1998.......................       2,971,000         2,961,796
                                                                      ----------
                                                                       4,225,571

Money Market Fund -- 0.00%
   State Street Global Advisor Fund
      5.42%, (b) .............................            1,108            1,108







                                                                          Market
                                                           Shares          Value
                                                           ------          -----
 Short Term Investments (continued)

U.S. Government Agencies -- 2.34%
   Federal National Mortgage
     Association,
     Discount Note, 5.70%, ...................       $2,913,000       $2,903,776
     01/21/1998
                                                                      ----------

     Total Short Term Investments
       (cost $7,130,455) .....................                         7,130,455
                                                                      ----------

Total Investments -- 100%
   (cost $106,678,983) .......................                      $124,278,380
                                                                      ==========


--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997



                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks -- 95.40%

Argentina -- 0.21%
Oil -- 0.21%
   Perez Companc Class B .......................          22,563       $ 161,130

Australia -- 2.01%
Banks -- 0.52%
   Australia & New Zealand Bank
      Group Ltd. ...............................           7,000          46,261
   Commonwealth Bank of Australia ..............          13,821         158,538
   National Australia Bank .....................           7,242         101,149
   Westpac Banking Corp. .......................          16,000         102,361
                                                                       ---------
                                                                         408,309

Broadcasting -- 0.30%
   Publishing & Broadcasting Ltd. ..............          18,000          81,112
   News Corp. ..................................          27,383         151,163
                                                                       ---------
                                                                         232,275

Conglomerates -- 0.05%
   Brambles Industries, Ltd. ...................           2,000          39,692

Electric Utilities -- 0.18%
   Australia Gas & Light Co., Ltd. .............          20,237         141,127

Financial Services -- 0.29%
   Lend Lease Corp. ............................           7,403         144,747
   Tab Corp. Holdings Ltd. .....................          18,000          84,467
                                                                       ---------
                                                                         229,214

Liquor -- 0.08%
   Fosters Brewing Group, Ltd. .................          34,000          64,706

Metals & Mining -- 0.04%
   WMC, Ltd. ...................................          10,000          34,868

Oil -- 0.32%
   Broken Hill Proprietary Co. .................          16,156         150,048
   Woodside Petroleum, Ltd. ....................          14,000          98,727
                                                                       ---------
                                                                         248,775

Publishing -- 0.09%
   John Fairfax FXF Unit Trust .................          18,000           3,050
   John Fairfax Holdings, Ltd. .................          32,000          66,739
                                                                       ---------
                                                                          69,789

Telecommunications -- 0.14%
   Telstra Corporation Ltd. ....................          51,000         107,695
                                                                       ---------

     Total Australia ...........................                       1,576,450

Belgium -- 1.39%
Banks -- 1.25%
   Credit Communal .............................             545          73,180
   Dexia Generale de Banque ....................             566         246,329
   Kredietbank .................................           1,580         663,113
                                                                       ---------
                                                                         982,622


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Belgium (continued)
Basic Industry -- 0.14%
   UCB SA ......................................              33       $ 108,928
                                                                       ---------

     Total Belgium .............................                       1,091,550

Brazil -- 0.08%
Basic Industry -- 0.01%
   White Martins SA ............................           5,897           8,613

Energy -- 0.07%
   Centrais Electricas Brasileiras SA (a).......       1,093,300          54,369
                                                                       ---------

     Total Brazil ..............................                          62,982

Canada -- 0.30%
Basic Industry -- 0.17%
   Alcan Aluminum Ltd. .........................           4,960         137,098

Financial Companies -- 0.13%
   Royal Bank of Canada ........................           1,850          98,063
                                                                       ---------

     Total Canada ..............................                         235,161

Czechoslovakia -- 0.02%
Telecommunication Services -- 0.02%
   SPT Telecommunications AS ...................             130          13,607

Denmark -- 0.31%
Banks -- 0.30%
   Den Danske Bank AB ..........................           1,130         150,570
   Unidanmark Series A, A/S ....................           1,130          82,954
                                                                       ---------
                                                                         233,524

Telecommunications -- 0.01%
   Teledanmark Class B .........................             200          12,405
                                                                       ---------

     Total Denmark .............................                         245,929

France -- 8.70%
Banks -- 0.51%
   Credit Commercial de France .................           1,564         107,194
   Dexia France ................................             838          97,049
   Societe Generale ............................           1,420         193,470
                                                                       ---------
                                                                         397,713

Broadcasting -- 0.39%
   Canal Plus ..................................             750         139,445
   Societe Television Francaise ................           1,660         169,627
                                                                       ---------
                                                                         309,072
Building & Construction -- 0.13%
   Groupe GTM (a) ..............................             410          27,590
   Lapeyre .....................................           1,290          71,053
                                                                       ---------
                                                                          98,643


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

France (continued)
Business Services -- 1.60%
   Eaux (Cie Generale) .........................           8,800      $1,228,213
   Havas .......................................             400          28,778
                                                                       ---------
                                                                       1,256,991

Containers & Glass -- 0.30%
   Compagnie de Saint Gobain ...................           1,650         234,402

Drugs & Health Care -- 0.68%
   L'Oreal .....................................             262         102,519
   Sanofi ......................................           3,879         431,824
                                                                       ---------
                                                                         534,343

Electrical Equipment -- 0.51%
   Alcatel Alsthom .............................           2,240         284,722
   Legrand .....................................             599         119,332
                                                                       ---------
                                                                         404,054

Electronics -- 0.40%
   Schneider ...................................           5,736         311,460

Food & Beverages -- 0.33%
   Danone ......................................           1,430         255,421

Gas Exploration -- 0.36%
   Elf Aquitaine ...............................           2,450         284,955

Insurance -- 0.45%
   AXA .........................................           3,151         243,818
   Assurances Generales de France ..............           1,996         105,761
                                                                       ---------
                                                                         349,579

Leisure & Recreation -- 0.55%
   Accor .......................................             405          75,300
   Pathe (a) ...................................             370          71,805
   Sodexho Alliance ............................              45          23,515
   Sodexho Alliance ............................             480         257,047
                                                                       ---------
                                                                         427,667

Liquor -- 0.07%
   LVMH, Luis Vuitton Moet Hennessy ............             326          54,112

Oil -- 1.09%
   Primagaz (Cie Des Gaz Petrole) ..............             755          63,100
   Total Class B ...............................           7,237         787,611
                                                                       ---------
                                                                         850,711

Paper --0.16%
   Gilbert SA ..................................             898         128,019

Retail -- 1.17%
   Carrefour Super Marche ......................             393         205,038
   Pinault Printemps Redoute ...................           1,340         714,919
                                                                       ---------
                                                                         919,957
                                                                       ---------

     Total France ..............................                       6,817,099



                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Germany -- 5.50%
Automobiles -- 0.14%
   Buderus AG ..................................              78       $  34,947
   Volkswagen AG ...............................             140          78,757
                                                                       ---------
                                                                         113,704

Banks -- 1.70%
   Bayerische Hypotheken - und
      Wechsel Bank AG ..........................           6,268         305,918
   Bayerische Verinsbank AG ....................           4,308         281,860
   Commerzbank AG ..............................           2,210          86,977
   Deutsche Bank AG ............................           6,710         473,704
   Dresdner Bank AG ............................           2,140          98,735
   Dresdner Bank AG ............................           4,783          85,081
                                                                       ---------
                                                                       1,332,275

Basic Industry .................................                         -- 0.46
   Bayer AG ....................................           7,437         277,810
   Hoechst AG ..................................           2,440          85,450
                                                                       ---------
                                                                         363,260

Building & Construction -- 0.09%
   Bilfinger & Berger Bau AG ...................           2,000          62,036
   Hornback Baumarkt AG ........................             200           5,670
                                                                       ---------
                                                                          67,706

Drugs & Health Care -- 0.67%
   Gehe AG .....................................           8,074         403,936
   Rhon Klinikum AG ............................           1,230         120,337
                                                                       ---------
                                                                         524,273

Electric Utilities -- 0.85%
   Veba AG .....................................           9,735         662,908

Industrial Machinery -- 0.37%
   Mannesmann AG ...............................             258         130,366
   Siemens AG ..................................           2,664         157,712
                                                                       ---------
                                                                         288,078

Insurance -- 0.60%
   Allianz AG (a) ..............................           1,810         468,862

Software -- 0.47%
   SAP AG ......................................           1,210         367,584

Telecommunications -- 0.15%
   Deutsche Telekom ............................           6,320         118,920
                                                                       ---------

     Total Germany .............................                       4,307,570

Hong Kong -- 2.13%
Banks -- 0.10%
   HSBC Holdings PLC ...........................           3,200          78,875



                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Hong Kong (continued)
Conglomerates -- 0.90%
   First Pacific Co. Ltd. ......................          29,315       $  14,186
   Hutchinson Whampoa Ltd. .....................          77,000         482,927
   Swire Pacific Ltd. ..........................          38,000         208,414
                                                                       ---------
                                                                         705,527

Electric Utilities -- 0.09%
   China Light & Power .........................          13,000          72,138

Financial Services -- 0.13%
   Dao Heng Bank Group, Ltd. ...................          41,000         102,381

Real Estate -- 0.91%
   Cheung Kong (Holdings) Ltd. .................          11,000          72,042
   New World Development Co., Ltd. .............         100,034         345,969
   Sun Hung Kai Properties, Ltd. ...............          11,000          76,655
   Wharf Holdings ..............................          98,000         214,995
                                                                       ---------
                                                                         709,661
                                                                       ---------

     Total Hong Kong ...........................                       1,668,582

Italy -- 3.99%
Banks -- 0.81%
   Banca Commerciale Italiana ..................          14,000          48,672
   Banca di Roma ...............................         186,000         187,682
   Credito Italiano ............................         128,833         397,278
                                                                       ---------
                                                                         633,632

Financial Companies -- 0.54%
   IMI Spa .....................................          18,040         214,155
   Mediolanum ..................................          11,108         209,099
                                                                       ---------
                                                                         423,254

Food & Beverages -- 0.03%
   La Rinascente SPA ...........................           3,000          22,386

Gas Exploration -- 0.60%
   Ente Nazionale Idrocarburi Spa ..............          83,263         472,090
   (ENI)

Gas & Pipeline Utilities -- 0.05%
   Ital Gas (Societa Italiana II ...............          10,000          41,266
   Gas) Spa

Insurance -- 0.32%
   Assicurazioni Generali ......................          10,000         245,619

Telecommunications -- 1.64%
   Telecom Italia Mobile .......................          10,797          30,700
   Telecom Italia Mobile .......................         140,601         648,958
   Telecom Italia SPA ..........................          94,877         606,054
                                                                       ---------
                                                                       1,285,712
                                                                       ---------

     Total Italy ...............................                       3,123,959





                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Japan -- 18.49%
Automobiles -- 0.09%
   Honda Motor Co. .............................           2,000       $  73,371

Automobile Parts -- 0.78%
   Denso Corp. .................................          34,000         611,932

Building & Construction -- 0.44%
   Daiwa House Industry Co. ....................          24,000         126,829
   Inax Corp. ..................................           5,000          14,513
   Kumagai Gumi ................................          10,000           5,438
   National House Industrial ...................           3,000          20,563
   Nippon Hodo .................................           3,000           9,650
   Sekisui House ...............................          18,000         115,662
   Sumitomo Forestry Co., Ltd. .................          11,000          53,833
                                                                       ---------
                                                                         346,488

Business Services -- 0.51%
   Kokuyo Co. ..................................           9,000         155,089
   Toppan Printing Co. .........................          19,000         247,377
                                                                       ---------
                                                                         402,466

Chemicals -- 1.04%
   Kuraray Co. .................................          21,000         173,700
   Mitsui Petrochemical Industries .............           5,000           9,190
   Sekisui Chemical Co., Ltd. ..................          30,000         152,332
   Shin-Etsu Chemical Co. ......................          20,000         381,405
   Teijin ......................................          45,000          94,087
                                                                       ---------
                                                                         810,714

Consumer Products -- 0.28%
   Kao Corp. ...................................          15,000         215,976

Drugs & Health Care -- 1.17%
   Daiichi Pharmecutical Co. ...................          22,000         247,683
   Sankyo Co. ..................................          24,000         542,238
   Shiseido Co. ................................           9,000         122,693
                                                                       ---------
                                                                         912,614

Electrical Equipment -- 2.39%
   Hitachi, Ltd. ...............................          36,000         256,414
   Makita Corp. ................................          16,000         153,175
   NEC Corp. ...................................          67,000         713,257
   Sumitomo Electric Industires, Ltd ...........          54,000         736,157
   Yurtec Corp. ................................           2,100          12,883
                                                                       ---------
                                                                       1,871,886

Electronics -- 2.69%
   Advantest Corp. .............................           1,210          68,576
   Alps Electric Co. Ltd. ......................          11,000         103,623
   Dai Nippon Screen Manufacturing
   Co  Ltd. (a) ................................          18,000          82,714
   Fanuc Co., Ltd. .............................           4,900         185,387
   Kyocera Corp. ...............................          12,000         544,076
   Murata Manufacturing Co., Ltd. ..............          11,000         276,327


                    See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Japan (continued)
Electronics (continued)
   TDK Corp. ...................................           9,000      $  678,257
   Tokyo Electron, Ltd. ........................           5,300         169,671
                                                                      ----------
                                                                       2,108,631
Financial Companies -- 0.63%
   Nomura Securities Co., Ltd. .................          37,000         493,069

Household Appliances -- 2.23%
   Matsushita Electric Industrial Co ...........          39,000         570,499
   Pioneer Electronic Corp. ....................          11,000         169,334
   Sangetsu Co. Ltd. ...........................           1,000          10,263
   Sharp Corp. .................................          33,000         226,959
   Sony Corp. ..................................           8,700         772,919
                                                                      ----------
                                                                       1,749,974

Industrial Machinery -- 1.06%
   Amada Co., Ltd. .............................          16,000          59,432
   Daifuku Co. Ltd. ............................           2,000           9,727
   Hitachi Zosen Corp. .........................          24,000          38,416
   Ishihara Sangyo Kaisha (a) ..................           6,000           6,663
   Komatsu, Ltd. ...............................          24,000         120,395
   Komori Corp. ................................           8,000         118,863
   Mitsubishi Heavy Industries,
   Ltd .........................................         115,000         479,130
                                                                      ----------
                                                                         832,626

Insurance -- 0.14%
   Tokio Marine & Fire Insurance Co ............          10,000         113,349

Leisure & Recreation -- 0.05%
   Sega Enterprises Ltd. .......................           2,000          36,149

Paper -- 0.01%
   Mitsubishi Paper Mills, Ltd. ................           8,000          11,212

Photography -- 1.19%
   Canon, Inc. .................................          40,000         931,301

Real Estate -- 0.70%
   Mitsui Fudosan Co. Ltd. .....................          57,000         550,050

Retail -- 2.06%
   Citizen Watch Co. (a) .......................          13,000          87,118
   Ito-Yokado Co. Ltd. .........................           9,000         458,375
   Marui Co., Ltd. .............................          22,000         342,039
   Mitsubishi Corp. ............................          21,000         165,658
   Seven Eleven Japan Co., Ltd. ................           3,000         212,300
   Sumitomo Corp. ..............................          42,000         234,817
   UNY Co. Ltd. ................................           8,000         109,673
                                                                      ----------
                                                                       1,609,980
Steel -- 0.28%
   Nippon Steel Corp. ..........................         133,000         196,592
   Tokyo Steel Manufacturing Ltd. ..............           6,000          20,265
                                                                      ----------
                                                                         216,857




                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Japan (continued)
Telecommunications -- 0.40%
   DDI Corp. ...................................              36       $  95,121
   Nippon Telephone & Telegraph ................              25         214,444
   Corp ........................................
                                                                       ---------
                                                                         309,565

Transportation -- 0.35%
   East Japan Railway ..........................              60         270,659
                                                                       ---------

     Total Japan ...............................                      14,478,869

Malaysia -- 0.24%
Industrial Machinery -- 0.01%
   Time Engineering Berhad .....................          23,000           5,913

Leisure & Recreation -- 0.12%
   Berjaya Sports Toto Berhad ..................          37,000          94,652

Mining -- 0.11%
   Tanjong .....................................          51,000          84,574
                                                                       ---------

     Total Malaysia ............................                         185,139

Mexico -- 0.79%
Banks -- 0.11%
   Grupo Financiero Banamex Series  B (a).......          27,288          81,656

   Grupo Financiero Banamex Series L (a)........             465           1,198

                                                                       ---------
                                                                          82,854

Basic Industry -- 0.09%
   Cemex SA de CV ..............................          12,950          69,159

Food & Beverages -- 0.25%
   Fomento Economico Mexicano
      SA de CV, Class A ........................          15,629         124,908
   Gruma S.A. Series B (a) .....................          17,762          70,427
                                                                       ---------
                                                                         195,335

Household Products -- 0.18%
   Kimberly Clark de Mexico, SA de
   CV Class A ..................................          28,211         138,075

Industrial Machinery -- 0.07%
   Grupo Industrial Maseca SA de CV
      Class B ..................................          54,800          56,630

Liquor -- 0.09%
   Grupo Modelo SA de CV Class C ...............           8,844          74,298
                                                                       ---------

     Total Mexico ..............................                         616,351

Netherlands -- 10.31%
Banks -- 0.52%
   ABN Amro Holdings NV ........................          21,000         409,094

Chemicals -- 0.10%
   Akzo Nobel NV ...............................             458          78,967


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Netherlands (continued)
Conglomerates -- 0.07%
   Koninklijke PTT Nederland NV (a)  ...........           1,407       $  58,705

Electrical Equipment -- 0.01%
   Otra NV .....................................             670           9,583

Financial Companies -- 1.72%
   Fortis AMEV NV ..............................           8,235         359,023
   ING Groep N.V ...............................          23,500         989,766
                                                                       ---------
                                                                       1,348,789

Food & Beverages -- 0.61%
   CSM NV ......................................           7,206         319,848
   Nutricia Verenigde Bedruven NV ..............           5,150         156,203
                                                                       ---------
                                                                         476,051

Household Products -- 0.97%
   Unilever NV .................................          12,350         761,349

Leisure & Recreation -- 0.44%
   Polygram NV .................................           7,127         340,946

Oil -- 2.44%
   Royal Dutch Petroleum Co. ...................          34,770       1,908,565

Publishing -- 3.07%
   Elsevier NV .................................          53,329         862,669
   Wolters Kluwer NV (a) .......................          11,924       1,540,155
                                                                       ---------
                                                                       2,402,824

Retail -- 0.15%
   Koninklijke Ahold NV ........................           4,392         114,584

Software -- 0.21%
   Baan Co. NV (a) .............................           4,950         162,099
                                                                       ---------

     Total Netherlands .........................                       8,071,556

New Zealand -- 0.33%
Building Construction -- 0.06%
   Fletcher Challange Building (a) .............          22,396          45,775

Energy -- 0.08%
   Fletcher Challange Energy ...................          16,915          59,225

Telecommunications -- 0.14%
   Telecom Corp. of New Zealand, Ltd ...........          23,000         111,514

Transportation -- 0.05%
   Air New Zealand Ltd. ........................          20,909          41,886
                                                                       ---------

     Total New Zealand .........................                         258,400





                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Norway -- 1.88%
Conglomerates -- 0.99%
   Orkla ASA ...................................           8,980       $ 772,063

Energy -- 0.87%
   Norsk Hydro ASA .............................          13,700         666,840
   Saga Petroleum ASA Class B ..................           1,190          18,045
                                                                       ---------
                                                                         684,885
Transportation -- 0.02%
   Bergesen D-Y ASA ............................             650          15,313
                                                                       ---------

     Total Norway ..............................                       1,472,261


Portugal -- 0.40%
Retail -- 0.40%
   Jeronimo Martins (a) ........................           5,998         190,320
   Jeronimo Martins SGPS .......................           3,999         126,890
                                                                       ---------

        Total Portugal .........................                         317,210

Singapore -- 0.61%
Banks -- 0.24%
   Overseas Chinese Banking Corp.Ltd ...........           4,800          27,909
   Overseas Union Bank, Ltd. ...................          17,600          67,351
   United Overseas Bank, Ltd. ..................          16,000          88,757
                                                                       ---------
                                                                         184,017

Publishing -- 0.23%
   Singapore Press Holdings, Ltd. ..............          14,400         180,267

Real Estate -- 0.14%
   City Developments, Ltd. .....................           9,000          41,649
   Singapore Land, Ltd. ........................          31,000          68,051
                                                                       ---------
                                                                         109,700
                                                                       ---------

     Total Singapore ...........................                         473,984

South Korea -- 0.07%
Electrical Equipment -- 0.05%
   Samsung Electronics .........................           1,626          36,837

Steel -- 0.02%
   Pohang Iron & Steel Co. Ltd. ................             700          18,956
                                                                       ---------

     Total South Korea .........................                          55,793

Spain -- 2.27%
Banks -- 1.02%
   Argentaria Corp. SA (a) .....................           2,015         122,606
   Banco Bilbao Vizcaya SA .....................           4,090         132,351
   Banco Popular Espanol SA ....................           3,256         227,610
   Banco Santander SA ..........................           9,421         314,755
                                                                       ---------
                                                                         797,322

Electronics -- 0.25%
   Empresa Nacional de Electricidad ............          11,098         197,047
   SA


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Spain (continued)
Oil -- 0.21%
   Respol SA ...................................           3,792       $ 161,785

Telecommunications -- 0.42%
   Telefonica de Espana SA .....................          11,651         332,667

Utilities -- 0.37%
   Gas Natural SDG SA ..........................           2,082         107,961
   Iberdrola SA (a) ............................          13,608         179,088
                                                                       ---------
                                                                         287,049
                                                                       ---------

     Total Spain ...............................                       1,775,870

Sweden -- 3.42%
Banks -- 0.43%
   Nordbanken Holding AB (a) ...................          60,151         340,153

Business Services -- 0.06%
   Esselte AB Class B ..........................           2,310          46,841

Construction & Mining
   Equipment -- 0.55%
   ABB AB ......................................          13,880         164,324
   Atlas Copco AB ..............................           8,820         262,715
                                                                       ---------
                                                                         427,039

Drugs & Health Care -- 0.94%
   Astra AB Class B ............................          44,003         739,858

Household Appliances -- 0.46%
   Electrolux AB Series B ......................           5,160         358,085

Metals & Mining -- 0.37%
   Granges AB (a) ..............................           1,990          31,204
   Sandvik AB Class A ..........................           2,090          59,489
   Sandvik AB Class B ..........................           6,830         195,268
                                                                       ---------
                                                                         285,961

Office Furniture & Supplies -- 0.01%
   Scribona AB .................................             750           8,360

Retail -- 0.60%
   Hennes & Mauritz AB Class B (a) .............          10,660         469,905
                                                                       ---------

     Total Sweden ..............................                       2,676,202

Switzerland -- 6.84%
Banks -- 0.97%
   Credit Suisse Group AG ......................           1,200         185,601
   Schweizerischer Bankverein AG ...............           1,060         329,346
   Union Bank of Switzerland AG (a)  ...........             170         245,716
                                                                       ---------
                                                                         760,663

Business Services -- 0.40%
   Adecco SA (a) ...............................           1,073         310,988


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

Switzerland (continued)
Drugs & Health Care -- 3.72%
   Novartis AG .................................           1,063      $1,724,138
   Roche Holding AG ............................             120       1,191,213
                                                                       ---------
                                                                       2,915,351

Electrical Equipment -- 0.43%
   ABB AG (a) ..................................             267         335,303

Food & Beverages -- 1.32%
   Nestle SA ...................................             690       1,033,678
                                                                       ---------

     Total Switzerland .........................                       5,355,983

United Kingdom -- 19.19%
Automobiles -- 0.10%
   Rolls-Royce PLC .............................          21,000          81,057

Banks -- 3.20%
   Abbey National PLC ..........................          32,000         576,058
   National Westminster Bank PLC ...............         116,000       1,928,164
                                                                       ---------
                                                                       2,504,222

Building & Construction -- 0.06%
   Heywood Williams Group PLC ..................           3,000          10,298
   Laing (John) PLC ............................           7,000          36,907
                                                                       ---------
                                                                          47,205

Conglomerates -- 0.77%
   Tomkins PLC .................................         128,000         605,491

Containers & Glass -- 0.26%
   Caradon PLC .................................          69,800         202,924

Drugs & Health Care -- 3.34%
   Glaxo Wellcome PLC ..........................          45,000       1,072,825
   SmithKline Beecham PLC ......................         149,400       1,539,819
                                                                       ---------
                                                                       2,612,644

Electronics -- 0.20%
   Electrocomponents PLC .......................          21,000         156,251

Food & Beverages -- 2.14%
   Cadbury Schweppes PLC .......................          39,000         393,621
   Diageo PLC ..................................         137,000       1,253,375
   Hillsdown Holdings PLC ......................          11,000          26,740
                                                                       ---------
                                                                       1,673,736

Gas & Pipeline Utilities -- 0.16%
   British Gas PLC .............................          27,352         123,096

Hotels & Restaurants -- 0.20%
   Ladbroke Group PLC ..........................          37,000         160,439

Industrial Machinery -- 0.22%
   GKN PLC .....................................           2,000          40,964
   T&N PLC .....................................          31,000         129,840
                                                                       ---------
                                                                         170,804

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United Kingdom (continued)
Leisure & Entertainment -- 0.62%
   Compass Group PLC ...........................          19,000       $ 233,744
   Rank Group PLC ..............................          45,000         250,563
                                                                       ---------
                                                                         484,307

Mining -- 0.41%
   Rio Tinto PLC ...............................          26,000         320,501

Oil -- 1.87%
   British Petroleum Co. PLC ...................          24,000         317,485
   Shell Transport & Trading Co. ...............         163,500       1,146,703
                                                                       ---------
                                                                       1,464,188

Paper -- 0.10%
   David S. Smith Holdings PLC .................          25,000          81,509

Publishing -- 2.13%
   Reed International PLC ......................         117,000       1,114,601
   United Newspapers & Media PLC ...............          49,000         557,744
                                                                       ---------
                                                                       1,672,345

Retail -- 2.70%
   Argos PLC ...................................          28,200         254,520
   ASDA Group ..................................          98,000         288,304
   Kingfisher PLC ..............................          66,000         921,443
   Safeway PLC .................................          46,000         259,154
   Tesco PLC ...................................          47,000         387,562
                                                                       ---------
                                                                       2,110,983

Telecommunication Services -- 0.68%
   Cable & Wireless PLC ........................          61,000         536,030

Utilities -- 0.03%
   Centrica PLC ................................          14,000          20,581
                                                                       ---------

     Total United Kingdom ......................                      15,028,313

United States -- 5.92%
Apparel & Textiles -- 0.12%
   Gucci Group NV N.Y ..........................           2,291          95,937

Banks -- 0.31%
   Banco de Galicia Buenos Aires
      S.A. de CV ADR ...........................           2,661          68,521
   Banco Frances del Rio La Plata ADR...........           2,147          58,774
   Banco Latinoamericano de
      Exportaciones SA ADR .....................             477          19,736
   Unibanco - Uniao De Bancos
      Brasiliers ADR ...........................           3,055          98,333
                                                                       ---------
                                                                         245,364

Broadcasting -- 0.26%
   Grupo Television SA de CV ADR (a) ...........           2,531          97,918
   TV Azteca SA de CV ADR ......................           4,600         103,788
                                                                       ---------
                                                                         201,706



                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)
Building & Construction -- 0.24%
   Cemex SA ADR ................................          20,410       $ 185,067

Containers & Glass -- 0.05%
   Compania Cervecerias Unidas ADR .............           1,385          40,684

Electric Utilities -- 0.93%
   Centrais Electricas Brasileiras ADR..........           5,000         124,325
   Chilectra SA ADR ............................           2,330          59,514
   Chilenger SA ADR ............................           2,016          49,392
   Companhia Energetica De
      Minas Gerais ADR .........................           2,595         112,750
   Empresa Nacional de Electricidad ADR.........           3,254          57,555
   Enersis SA ADR ..............................           1,978          57,362
   Huaneng Power International,
   Inc ADR......................................          11,400         264,337
                                                                       ---------
                                                                         725,235

Financial Services -- 0.06%
   Cifra SA de CV ADR ..........................          10,141          24,906
   Creditcorp Ltd. .............................           1,080          19,440
                                                                       ---------
                                                                          44,346

Food & Beverages -- 0.38%
   Companhia Brasileira de
   Distribuicao .Grupo Pao de Acucar ADR........           3,390          61,966
   Gruma SA de CV ADR (144a) (a) ...............           3,056          48,521
   Panamerican Beverages, Inc. Class A..........           5,840         190,530
                                                                       ---------
                                                                         301,017

Household Appliances -- 0.05%
   Industrie Natuzzi SPA ADR ...................           1,810          37,331

Oil & Gas -- 0.50%
   Lukoil Holding Co. ..........................             520          47,580
   YPF Sociedad Anonima ADR ....................          10,158         347,277
                                                                       ---------
                                                                         394,857

Real Estate -- 0.25%
   Hong Kong Land Holdings, Ltd. ...............         101,908         195,663

Retail -- 0.02%
   Santa Isabel SA ADR .........................             959          16,783

Software -- 0.11%
   Baan Co. N.V ................................           2,500          82,500

Telecommunications -- 2.64%
   Compania Anonima Nacional
     Telefonos de Venezuela ADR.................           2,342          96,737
   Mahanagar Telephone Nigam, Ltd. (a)..........           8,000         124,080
   Telecomunicacoes Brasileiras ADR ............          10,422       1,213,512
   Telefonica de Argentina ADR (a) .............           4,550         169,488
   Telefonica del Peru SA ADR ..................           1,717          40,028
   Telefonos de Mexico ADR .....................           7,615         426,916
                                                                       ---------
                                                                       2,070,761


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Common Stocks (continued)

United States (continued)

     Total United States .......................                      $4,637,251
                                                                       ---------

       Total Common Stocks
         (cost $69,868,498) ....................                      74,707,201
                                                                       ---------

Rights & Warrants -- 0.00%

Belgium -- 0.00%
Banks -- 0.00%
   Generale De Banque (a) (cost $26) ...........              26               8
                                                                       ---------

Preferred Stocks -- 2.07%

Australia -- 0.12%
Leisure & Entertainment -- 0.12%
   News Corp. Ltd. .............................           8,465          41,897
   Sydney Harbour Casino Holdings Ltd...........          52,200          49,501

        Total Australia ........................                          91,398

Brazil -- 1.27%
Banks -- 0.25%
   Banco Bradesco SA...........................       13,040,953         128,534
   Banco Bradesco SA ...........................         557,568           1,998
   Banco Itau SA ...............................         124,000          66,664
   Uniao de Bancos Brasileiros SA ..............             167              11
                                                                       ---------
                                                                         197,207


Basic Indurstry -- 0.02%
   Companhia Cimentu Partland Itau .............          73,000          14,063

Consumer Products -- 0.04%
   Brasmotor SA ................................          82,150           8,097
   Companhia de Tecidos Norte de
      Coteminas ................................          55,000          19,712
   Lojas Americanas SA .........................         815,665           3,800
                                                                       ---------
                                                                          31,609

Electrical Equipment -- 0.18%
   Companhia Cemig - Cia
   Energetica de
      Minas Gerais .............................       3,311,597
                                                                         143,882
   Empressa Nacional de Comercio
      Redito e Participacoes SA ................          55,000              41
                                                                       ---------
                                                                         143,923

Food & Beverages -- 0.11%
   Companhia Cervejaria Brahma (a) .............         128,894          86,618

Oil -- 0.28%
   Petrobras Brasileiro SA .....................         930,094         217,512


                                                                          Market
                                                           Shares          Value
                                                           ------          -----
Preferred Stocks (continued)

Brazil (continued)
Steel -- 0.02%
   Usinas Siderurgicas de Minas
      Gerais ADR ...............................           2,288       $  13,531

Telecommunications -- 0.37%
   Telecommunicacoes de Rio
      de Janiero SA ............................         165,546          17,207
   Telecommunicacoes de Minas Gerais ...........           1,959             247
   Telecommunicacoes de Minas Gerais ...........         365,000          46,114
   Telecommunicacoes de Sao Paulo SA ...........         852,141         226,762
                                                                       ---------
                                                                         290,330
                                                                       ---------

     Total Brazil ..............................                         994,793

Finland -- 0.25%
Telecommunications--0.25%
   Nokia Oy AB Series A ........................           2,710         192,401

Germany -- 0.31%
Drugs & Health Care 0.10%
   Fielmann AG .................................             336           7,471
   Fresenius AG ................................             400          73,598
                                                                       ---------
                                                                          81,069

Retail -- 0.08%
   Hornbach Holdings AG ........................             940          65,055

Software -- 0.13%
   SAP AG ......................................             297          97,159
                                                                       ---------

     Total Germany .............................                         243,283

United States -- 0.12%
Steel -- 0.12%
   Usinas Siderurgicas de
      Minas Gerais ADR .........................          16,230          95,981
                                                                       ---------

     Total Preferred Stocks
         (cost $1,602,182) .....................                       1,617,856
                                                                       ---------


                                                                       Principal
                                                                          Amount
                                                                          ------
Short Term Investments -- 2.53%

Money Market Fund -- 2.53%
   State Street Global Advisor Fund
     5.42% (b)..................................                      $1,983,932
                                                                       1,983,932
                                                                     -----------

     Total Short Term Investments
         (cost $1,983,932) .....................                       1,983,932
                                                                     -----------

Total Investments -- 100%
   (cost $73,454,612) ..........................                     $78,308,997
                                                                     ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.


                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                             SCHEDULE OF INVESTMENTS
                                December 31, 1997


                                                                          Market
                                                         Shares            Value
                                                         ------            -----

Common Stocks --91.65%

Aerospace & Aircraft -- 0.97%
   BE Aerospace, Inc. (a) ....................           46,000      $ 1,230,500

Apparel & Textiles -- 2.07%
   Warnaco Group, Inc. .......................           84,000        2,635,500

Automobiles & Parts -- 2.00%
   Danaher Corp. .............................           33,000        2,083,125
   OEA, Inc. .................................           15,900          460,105
                                                                     -----------
                                                                       2,543,230

Broadcasting -- 3.27%
   Comcast Corp. .............................           48,000        1,515,000
   Cox Communications, Inc. (a) ..............           45,000        1,802,813
   Jacor Communications, Inc. (a) ............           16,000          850,000
                                                                     -----------
                                                                       4,167,813

Building & Construction -- 0.36%
   Fastenal Co. ..............................           12,000          459,000

Business Services -- 11.23%
   AccuStaff, Inc. (a) .......................           41,000          943,000
   ADVO, Inc. (a) ............................           16,000          312,000
   Catalina Marketing Corp. (a) ..............           27,600        1,276,500
   Cendant Corp. (a) .........................           51,416        1,767,408
   Galileo International, Inc. ...............           60,000        1,657,500
   Gartner Group, Inc. (a) ...................           39,000        1,452,750
   Interim Services, Inc. (a) ................           70,000        1,811,250
   National Data Corp. .......................           33,000        1,192,125
   Outdoor Systems, Inc. (a) .................           52,450        2,012,769
   Sungard Data Systems, Inc. (a) ............           60,600        1,878,600
                                                                     -----------
                                                                      14,303,902

Chemicals -- 0.92%
   Great Lakes Chemical Corp. ................           26,000        1,166,750

Computers & Business Equipment --6.23%
   Affiliated Computer Services, Inc. (a).....           84,000        2,210,250
   CheckFree Holding Corp. (a) ...............           33,000          891,000
   DST Systems, Inc. (a) .....................           41,000        1,750,187
   Microchip Technology Inc.(a) ..............           24,000          720,000
   Network Associates, Inc. (a) ..............           32,000        1,692,000
   Security Dynamics Technologies,
      Inc, (a) ...............................           19,000          679,250
                                                                     -----------
                                                                       7,942,687

Drugs & Health Care -- 13.29%
   Agouron Pharmaceuticals, Inc. (a) .........           22,000          643,500
   ALZA Corp. (a) ............................           41,000        1,304,312
   Biogen, Inc. (a) ..........................           64,000        2,328,000
   Cardinal Health, Inc. .....................           15,000        1,126,875
   Covance, Inc. (a) .........................           77,000        1,530,375
   General Nutrition Cos., Inc. (a)  .........           38,000        1,292,000
   Gilead Sciences, Inc. (a) .................           35,400        1,354,050




                                                                          Market
                                                         Shares            Value
                                                         ------            -----

Common Stocks (continued)

Drugs & Health Care (continued)
   Henry Schein, Inc. (a) ....................           11,500      $   402,500
   Omnicare, Inc. ............................           45,000        1,395,000
   Quorum Health Group, Inc. (a) .............           58,600        1,530,925
   St. Jude Medical, Inc. ....................           34,000        1,037,000
   Sybron International Corp. (a) ............           28,000        1,314,250
   US Surgical Corp. .........................           43,000        1,260,437
    Vencor,  Inc. (a) ........................           17,000          415,437

                                                                     -----------
                                                                      16,934,661

Electrical Equipment -- 0.50%
   Anixter International, Inc. (a) ...........           39,000          643,500

Electronics -- 4.19%
   Analog Devices, Inc. (a) ..................           34,000          941,375
   Maxim Integrated Products, Inc. (a) .......           33,000        1,138,500
   PMC -Sierra, Inc.(a) ......................           21,000          651,000
   Teleflex, Inc. ............................           42,000        1,585,500
   Xilinx, Inc. (a) ..........................           29,000        1,016,812
                                                                     -----------
                                                                       5,333,187

Financial Services -- 4.01%
   Capital One Financial Corp. ...............           25,800        1,398,038
   Corporate Express, Inc. (a) ...............           94,500        1,216,688
   FINOVA Group,Inc ..........................           34,000        1,689,375
   Newcourt Credit GroupInc ..................           24,000          809,188

                                                                     -----------
                                                                       5,113,289

Food & Beverages -- 6.48%
   JP Foodservice, Inc. (a) ..................           65,000        2,400,938
   Meyer Fred Inc. (a) .......................           36,000        1,309,500
   Outback Steakhouse, Inc. (a) ..............           38,000        1,092,500
   Richfood Holdings, Inc. ...................           42,000        1,186,500
   Suiza Foods Corp. (a) .....................           38,000        2,263,375
                                                                     -----------
                                                                       8,252,813

Funeral Services -- 0.72%
   Stewart Enterprises, Inc. .................           19,700          918,512

Gas & Pipeline Utilities -- 1.05%
   Cooper Cameron Corp. (a) ..................           22,000        1,342,000

Gas Exploration -- 0.95%
   Weatherford Enterra, Inc. (a) .............           27,600        1,207,500

Gold -- 1.63%
   Battle Mountain Gold Co. ..................          176,000        1,034,000
   Cambior, Inc. .............................           70,000          411,250
   TVX Gold, Inc. (a) ........................          186,000          627,750
                                                                     -----------
                                                                       2,073,000

Hotels & Restaurants -- 0.82%
   La Quinta Inns, Inc. ......................           54,000        1,042,875



                     See notes to the financial statements.

                     T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                                                                          Market
                                                         Shares            Value
                                                         ------            -----

Common Stocks (continued)

Industrial Machinery -- 1.78%
   TriMas Corp. ..............................           66,000      $ 2,268,750

Insurance -- 3.75%
   Ace Ltd. ..................................           19,000        1,833,500
   Fairfax Financial Holdings, Ltd. (a).......            4,900        1,090,375
   Partner Re, Ltd. ..........................           40,000        1,855,000
                                                                     -----------
                                                                       4,778,875

Investment Companies -- 1.30%
   Franklin Resources, Inc. ..................           19,000        1,651,813

Leisure Time -- 1.59%
   Royal Carribean Cruises, Ltd. .............           38,000        2,025,875

Office Furnishings & Supplies -- 0.48%
   Ikon Office Solutions, Inc. ...............           22,000          618,750

Petroleum Services -- 2.89%
   Camco International, Inc. .................           22,400        1,426,600
   Smith International, Inc. (a) .............           20,600        1,264,325
   United Meridian Corp. (a) .................           35,300          992,813
                                                                     -----------
                                                                       3,683,738

Pollution Control -- 2.49%
   Culligan Water Technologies, Inc. (a)......           39,000        1,959,750
   USA Waste Services, Inc. (a) ..............           31,000        1,216,750
                                                                     -----------
                                                                       3,176,500
Real Estate --1.93%
   INMC Mortgage Holdings, Inc ...............           48,000        1,125,000
   Security Capital Group Inc. (a) ...........           41,000        1,332,500
                                                                     -----------
                                                                       2,457,500

Retail -- 7.50%
   BJ's Wholesale Club Inc. (a) ..............           45,000        1,411,875
   Circuit City Stores, Inc. .................           53,500        1,895,481
   Costco Companies, Inc. (a) ................           35,000        1,561,875
   Gymboree Corp. (a) ........................           54,000        1,478,250
   Kohl's Corp. (a) ..........................           17,000        1,158,125
   MSC Industrial Direct Co.,  Inc. (a).......           28,800        1,220,400
   ShopKo Stores, Inc. (a) ...................           38,500          837,375
                                                                     -----------
                                                                       9,563,381

Software -- 3.51%
   BMC Software, Inc. (a) ....................           15,000          984,375
   Intuit, Inc. (a) ..........................           16,000          660,000
   Platinum Technology, Inc. (a) .............           12,000          339,000
   Sterling Commerce, Inc. (a) ...............           36,000        1,383,750
   Synopsys, Inc. (a) ........................           31,000        1,108,250
                                                                     -----------
                                                                       4,475,375


                                                                          Market
                                                         Shares            Value
                                                         ------            -----
Common Stocks (continued)

Telecommunications -- 3.74%
   Cincinnati Bell, Inc ......................           28,000      $   868,000
   Omnipoint Corp. (a) .......................           38,000          883,500
   Paging Network, Inc. (a) ..................           89,000          956,750
   360 Communications Co. (a) ................           83,000        1,675,563
   Vanguard Cellular Systems, Inc. (a)........           30,000          382,500
                                                                     -----------
                                                                       4,766,313
                                                                     -----------
       Total Common Stocks
         (cost $97,011,710) ..................                       116,777,589
                                                                     -----------

                                                      Principal
                                                         Amount
                                                         ------
Short Term Investments -- 8.35%

U.S. Government Agencies -- 2.68%
   Federal Home Loan Mortgage
   Corp Discount Notes
        4.75%, 01/02/1998.....................       $2,033,000        2,032,732
        5.52%, 01/16/1998 ....................          172,000          171,604
                                                                     -----------
                                                                       2,204,336

   Federal National Mortgage
   Association
     Discount Notes
        5.69%, 01/05/1998 ....................          765,000          764,516
        5.78%, 01/20/1998 ....................          447,000          445,636
                                                                     -----------
                                                                       1,210,152

Money Market Fund -- 0.00%
   State Street Global Advisor
   Fund, 5.42%, (b) ..........................              488              488

United States Treasury Bills -- 5.67%
   5.15%, 01/22/1998 .........................          130,000          129,610
   5.16%, 01/22/1998 .........................        6,781,000        6,760,590
   5.20%, 01/22/1998 .........................          332,000          330,994
                                                                     -----------
                                                                       7,221,194
                                                                     -----------

     Total Short Term Investments
       (cost $10,636,170) ....................                        10,636,170
                                                                     -----------

Total Investments -- 100%
   (cost $107,647,880)........................                      $127,413,759

                                                                     ===========

--------------------------------------------------------------------------------
(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of December 31, 1997.

                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 24-32 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 24. Financial Statements and Exhibits.

                  (a)      Financial Statements

                           (i)    Financial   statements   included  in  Part  A
                                  of the Registration Statement: Financial
                                  Highlights

                           (ii) Financial statements included in Part B of the Registration Statement:

                                       Statements of Assets and Liabilities at
                                       June 30, 1998

                                       Statements of Operations for the six
                                       months ended June 30, 1998

                                       Statements  of Changes in Net Assets
                                       for the year ended December 31, 1997
                                       and the six  months  ended  June 30,
                                       1998

                                       Financial Highlights for the Periods
                                       May 15, 1995 through March 31, 1996,
                                       April 1, 1996 to December  31, 1996,
                                       the year ended  December  31,  1997,
                                       and the six  months  ended  June 30,
                                       1998

                                       Notes to Financial Statements

                                       Schedules of Investments at June 30, 1998

                                       Report of Independent Accountants at
                                       December 31, 1997

                                       Statements of Assets and Liabilities at
                                       December 31, 1997

                                       Statements of Operations for the year
                                       ended December 31, 1997

                                       Statements  of Changes in Net Assets
                                       for  the  Period  April  1,  1996 to
                                       December  31,  1996,  and  the  year
                                       ended December 31, 1997

                                       Financial Highlights for the Periods
                                       May 15, 1995 through March 31, 1996,
                                       April 1, 1996 to December  31, 1996,
                                       and the year ended December 31, 1997

                                       Notes to Financial Statements at
                                       December 31, 1997

                                       Schedules of Investments at December 31,
                                       1997


                  (b)      Exhibits

Exhibit
Number            Description

1. Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

2. Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

3.       Not Applicable

4.       Not Applicable

5.        (a)  Amended  Investment  Advisory and  Management  Agreement  between
               Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (b) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (c) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (d) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (e) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (f) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (g) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (h) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Limited, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (i) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (j) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (k) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (l) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (m) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (n) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (o) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

          (p) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

          (q) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (r) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

          (s) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

          (t) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

          (u) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

          (v) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc.dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

6.        (a)  Amended Fund Participation Agreement between Registrant,  Jackson
               National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

          (b) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

          (c) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

          (d) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (e) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

          (f) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

7.   Not Applicable

8. Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

9. Transfer Agency and Service Agreement between Registrant State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

10.  Opinion of Blazzard, Grodd & Hasenauer, PC, attached hereto.

11.  Consent of PricewaterhouseCoopers LLP, attached hereto.

12.  Not Applicable

13.  Not Applicable

14.  Not Applicable

15.  Not Applicable

16.  Computation  of  Performance  Quotations,   incorporated  by  reference  to
     Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

17.  Not Applicable

18.  Not Applicable

Item 25. Persons controlled by or under Common Control with Registrant.

         Not Applicable.

Item 26. Number of Holders of Securities.

                                                              NUMBER OF
                                                              HOLDERS AS OF
           SERIES                                             September 14, 1998
           ------                                             ------------------

           JNL Aggressive Growth Series                                  16
           JNL Capital Growth Series                                     3
           JNL Global Equities Series                                    16
           JNL/Alger Growth Series                                       9
           JNL/Alliance Growth Series                                    8
           JNL/Eagle Core Equity Series                                  9
           JNL/Eagle SmallCap Equity Series                              7
           JNL/JPM International & Emerging Markets Series               2
           JNL/PIMCO Total Return Bond Series                            4
           JNL/Putnam Growth Series                                      7
           JNL/Putnam Value Equity Series                                6
           JNL/S&P Conservative Growth Series I                          1
           JNL/S&P Moderate Growth Series I                              1
           JNL/S&P Aggressive Growth Series I                            1
           JNL/S&P Very Aggressive Growth Series I                       1
           JNL/S&P Equity Only-Growth Series I                           1
           JNL/S&P Equity Only-Aggressive Growth Series I                1
           JNL/S&P Conservative Growth Series II                         1
           JNL/S&P Moderate Growth Series II                             1
           JNL/S&P Aggressive Growth Series II                           1
           JNL/S&P Very Aggressive Growth Series II                      1
           JNL/S&P Equity Only-Growth Series II                          1
           JNL/S&P Equity Only-Aggressive Growth Series II               1
           Goldman Sachs/JNL Growth & Income Series                      8
           Lazard/JNL Small Cap Value Series                             6
           Lazard/JNL Mid Cap Value Series                               8
           PPM America/JNL Balanced Series                               3
           PPM America/JNL High Yield Bond Series                        5
           PPM America/JNL Money Market Series                           4
           Salomon Brothers/JNL Balanced Series                          5
           Salomon Brothers/JNL Global Bond Series                       10
           Salomon Brothers/JNL High Yield Bond Series                   4
           Salomon Brothers/JNL U.S. Government & Quality Bond Series    5
           T. Rowe Price/JNL Established Growth Series                   3
           T. Rowe Price/JNL International Equity Investment Series      4
           T. Rowe Price/JNL Mid-Cap Growth Series                       11

Item 27. Indemnification.

                  Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                  The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

                  Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the
                  Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 28. Business and Other Connections of Investment Adviser.

                  Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Financial Services, Inc. ("JNFSI") contained in the sections entitled "Management of the Trust" and "Investment Adviser and Other Services" and the biographical information pertaining to Messrs. Hopping, Meyer, Fritts and Nerud and Ms. Eisenbeis, contained in the section entitled "Trustees and Officers of the Trust" of the Statement of Additional Information.

                  Alliance Capital Management L.P., Eagle Asset Management, Inc., Fred Alger Management, Inc., Goldman Sachs Asset Management, Janus Capital Corporation, J.P. Morgan Investment Management Inc., Lazard Asset Management, Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited, Standard & Poor's Investment Advisory Services, Inc., T. Rowe Price Associates, Inc., and Rowe Price-Fleming International, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:

                                                                       File No.
                                                                       --------
                  Alliance Capital Management L.P.                     801-32361
                  Eagle Asset Management, Inc.                         801-21343
                  Fred Alger Management, Inc.                          801-06709
                  Goldman Sachs Asset Management                       801-16048
                  Janus Capital Corporation                            801-13991
                  J.P. Morgan Investment Management Inc.               801-21011
                  Lazard Asset Management                              801-6568
                  Pacific Investment Management Company                801-48187
                  PPM America, Inc.                                    801-40783
                  Putnam Investment Management, Inc.                   801-7974
                  Salomon Brothers Asset Management Inc                801-32046
                  Standard & Poor's Investment Advisory
                           Services, Inc.                              801-51431
                  T. Rowe Price Associates, Inc.                       801-856
                  Rowe Price-Fleming International, Inc.               801-14713
                  Salomon Brothers Asset Management Limited            801-43335

Item 29. Principal Underwriters.

                  Not Applicable.

Item 30. Location of Accounts and Records

                  Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9),
                  (10), and (11) are in the physical possession of the Registrant at 5901 Executive Drive, Lansing, Michigan 48911; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9),
                  (10),  and  (11)  are  in  the  physical   possession  of  the
                  Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of State Street Bank and Trust Company, 105 Rosemont Road, Westwood, Massachusetts 02090.

Item 31.          Management Services.

                  Not Applicable.

Item 32. Undertakings.

               (a)  Not Applicable.

               (b)  Not Applicable.

               (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lansing and the State of Michigan on the 3rd day of November, 1998.


                                           JNL SERIES TRUST


                                           By: /s/ Andrew B. Hopping
                                                    by Thomas J. Meyer*
                                                    -------------------
                                                    Andrew B. Hopping
                                                    President, CEO and
                                                    Trustee


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/s/ Andrew B. Hopping               President, CEO and
         by Thomas J. Meyer*        Trustee                   November 4, 1998
----------------------------                                  ----------------
Andrew B. Hopping

/s/ Robert A. Fritts                Vice President,
         by Thomas J. Meyer*        Treasurer, CFO            November 4, 1998
----------------------------        aand Trustee              ----------------
Robert A. Fritts

/s/ Joseph Frauenheim               Trustee
         by Thomas J. Meyer*                                  November 4, 1998
----------------------------                                  ----------------
Joseph Frauenheim

/s/ Richard McLellan                Trustee
         by Thomas J. Meyer*                                  November 4, 1998
----------------------------                                  ----------------
Richard McLellan

/s/ Peter McPherson                 Trustee
         by Thomas J. Meyer*                                  November 4, 1998
----------------------------                                  ----------------
Peter McPherson


* Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Robert P. Saltzman, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration
Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.


/s/ Andrew B. Hopping                                         9/12/97
---------------------                                         ------------------
Andrew B. Hopping                                             Date


/s/  Robert A. Fritts                                         9-12-97
---------------------                                         ------------------
Robert A. Fritts                                              Date


/s/ Joseph Frauenheim                                         September 15, 1997
---------------------                                         ------------------
Joseph Frauenheim                                             Date


/s/ Richard McLellan                                          September 15, 1997
---------------------                                         ------------------
Richard McLellan                                              Date


/s/ Peter McPherson                                           Sept 15, 97
---------------------                                         ------------------
Peter McPherson                                               Date

                                  EXHIBIT LIST


Exhibit
Number            Description
------            -----------

     10. Opinion and Consent of Counsel, attached hereto as EX-99.B10

     11. Consent of Independent Accountants, attached hereto as EX-99.B11